UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT

OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-22619

Name of Registrant:	Vanguard Charlotte Funds

Address of Registrant:	P.O. Box 2600

Valley Forge, PA 19482

Name and address of agent for service:	Natalie Lamarque, Esquire

P.O. Box 876

Valley Forge, PA 19482

Registrant’s telephone number, including area code: (610) 669-1000

Date of fiscal year end: October 31

Date of reporting period: November 1, 2025—April 30, 2026

Item 1: Reports to Shareholders.

TABLE OF CONTENTS

Total International Bond Index Fund Investor Shares - VTIBX

Total International Bond Index Fund ETF Shares - BNDX

Total International Bond Index Fund Admiral™ Shares - VTABX

Total International Bond Index Fund Institutional Shares - VTIFX

Total International Bond II Index Fund Investor Shares - VTIIX

Total International Bond II Index Fund Institutional Shares - VTILX

Vanguard Total International Bond Index Fund

Investor Shares (VTIBX)

Semi-Annual Shareholder Report | April 30, 2026

This semi-annual shareholder report contains important information about Vanguard Total International Bond Index Fund (the "Fund") for the period of November 1, 2025, to April 30, 2026. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447. The report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Shares	$6	0.13%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Fund Statistics (as of April 30, 2026)

Table Summary
Fund Net Assets (in millions)	$118,140
Number of Portfolio Holdings	7,530
Portfolio Turnover Rate	11%

Portfolio Composition % of Net Assets  (as of April 30, 2026)

Table Summary
Africa	0.0%
Asia	18.4%
Europe	63.6%
North America	11.3%
Oceania	4.2%
South America	0.4%
Other Assets and Liabilities—Net	2.1%

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

How has the Fund changed?

Effective January 12, 2026, The Vanguard Group, Inc. exercises portfolio management responsibilities for the fund through its wholly-owned subsidiary, Vanguard Capital Management, LLC.

This is a summary of certain changes to the Fund since October 31, 2025. For more complete information, you may review the Fund’s prospectus, at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Where can I find additional information about the Fund?

Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.

Connect with Vanguard® • vanguard.com

Fund Information • 800-662-7447

Direct Investor Account Services • 800-662-2739

Text Telephone for People Who Are Deaf or Hard of Hearing •

800-749-7273

© 2026 The Vanguard Group, Inc.

All rights reserved.

Vanguard Marketing Corporation, Distributor.

SR1231

Vanguard Total International Bond Index Fund

ETF Shares (BNDX) Nasdaq

Semi-Annual Shareholder Report | April 30, 2026

This semi-annual shareholder report contains important information about Vanguard Total International Bond Index Fund (the "Fund") for the period of November 1, 2025, to April 30, 2026. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447. The report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ETF Shares	$3	0.07%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Fund Statistics (as of April 30, 2026)

Table Summary
Fund Net Assets (in millions)	$118,140
Number of Portfolio Holdings	7,530
Portfolio Turnover Rate	11%

Portfolio Composition % of Net Assets  (as of April 30, 2026)

Table Summary
Africa	0.0%
Asia	18.4%
Europe	63.6%
North America	11.3%
Oceania	4.2%
South America	0.4%
Other Assets and Liabilities—Net	2.1%

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

How has the Fund changed?

Effective January 12, 2026, The Vanguard Group, Inc. exercises portfolio management responsibilities for the fund through its wholly-owned subsidiary, Vanguard Capital Management, LLC.

This is a summary of certain changes to the Fund since October 31, 2025. For more complete information, you may review the Fund’s prospectus, at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Where can I find additional information about the Fund?

Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.

Connect with Vanguard® • vanguard.com

Fund Information • 800-662-7447

Direct Investor Account Services • 800-662-2739

Text Telephone for People Who Are Deaf or Hard of Hearing •

800-749-7273

© 2026 The Vanguard Group, Inc.

All rights reserved.

Vanguard Marketing Corporation, Distributor.

SR3711

Vanguard Total International Bond Index Fund

Admiral™ Shares (VTABX)

Semi-Annual Shareholder Report | April 30, 2026

This semi-annual shareholder report contains important information about Vanguard Total International Bond Index Fund (the "Fund") for the period of November 1, 2025, to April 30, 2026. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447. The report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Admiral Shares	$5	0.10%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Fund Statistics (as of April 30, 2026)

Table Summary
Fund Net Assets (in millions)	$118,140
Number of Portfolio Holdings	7,530
Portfolio Turnover Rate	11%

Portfolio Composition % of Net Assets  (as of April 30, 2026)

Table Summary
Africa	0.0%
Asia	18.4%
Europe	63.6%
North America	11.3%
Oceania	4.2%
South America	0.4%
Other Assets and Liabilities—Net	2.1%

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

How has the Fund changed?

Effective January 12, 2026, The Vanguard Group, Inc. exercises portfolio management responsibilities for the fund through its wholly-owned subsidiary, Vanguard Capital Management, LLC.

This is a summary of certain changes to the Fund since October 31, 2025. For more complete information, you may review the Fund’s prospectus, at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Where can I find additional information about the Fund?

Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.

Connect with Vanguard® • vanguard.com

Fund Information • 800-662-7447

Direct Investor Account Services • 800-662-2739

Text Telephone for People Who Are Deaf or Hard of Hearing •

800-749-7273

© 2026 The Vanguard Group, Inc.

All rights reserved.

Vanguard Marketing Corporation, Distributor.

SR511

Vanguard Total International Bond Index Fund

Institutional Shares (VTIFX)

Semi-Annual Shareholder Report | April 30, 2026

This semi-annual shareholder report contains important information about Vanguard Total International Bond Index Fund (the "Fund") for the period of November 1, 2025, to April 30, 2026. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447. The report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$2	0.05%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Fund Statistics (as of April 30, 2026)

Table Summary
Fund Net Assets (in millions)	$118,140
Number of Portfolio Holdings	7,530
Portfolio Turnover Rate	11%

Portfolio Composition % of Net Assets  (as of April 30, 2026)

Table Summary
Africa	0.0%
Asia	18.4%
Europe	63.6%
North America	11.3%
Oceania	4.2%
South America	0.4%
Other Assets and Liabilities—Net	2.1%

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

How has the Fund changed?

Effective January 12, 2026, The Vanguard Group, Inc. exercises portfolio management responsibilities for the fund through its wholly-owned subsidiary, Vanguard Capital Management, LLC.

This is a summary of certain changes to the Fund since October 31, 2025. For more complete information, you may review the Fund’s prospectus, at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Where can I find additional information about the Fund?

Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.

Connect with Vanguard® • vanguard.com

Fund Information • 800-662-7447

Institutional Investor Services • 800-523-1036

Text Telephone for People Who Are Deaf or Hard of Hearing •

800-749-7273

© 2026 The Vanguard Group, Inc.

All rights reserved.

Vanguard Marketing Corporation, Distributor.

SR2011

Vanguard Total International Bond II Index Fund

Investor Shares (VTIIX)

Semi-Annual Shareholder Report | April 30, 2026

This semi-annual shareholder report contains important information about Vanguard Total International Bond II Index Fund (the "Fund") for the period of November 1, 2025, to April 30, 2026. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447. The report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Shares	$6	0.12%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Fund Statistics (as of April 30, 2026)

Table Summary
Fund Net Assets (in millions)	$145,698
Number of Portfolio Holdings	7,947
Portfolio Turnover Rate	10%

Portfolio Composition % of Net Assets  (as of April 30, 2026)

Table Summary
Africa	0.0%
Asia	18.2%
Europe	63.2%
North America	11.3%
Oceania	4.1%
South America	0.4%
Other Assets and Liabilities—Net	2.8%

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

How has the Fund changed?

Effective January 12, 2026, The Vanguard Group, Inc. exercises portfolio management responsibilities for the fund through its wholly-owned subsidiary, Vanguard Capital Management, LLC.

This is a summary of certain changes to the Fund since October 31, 2025. For more complete information, you may review the Fund’s prospectus, at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Where can I find additional information about the Fund?

Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.

Connect with Vanguard® • vanguard.com

Fund Information • 800-662-7447

Direct Investor Account Services • 800-662-2739

Text Telephone for People Who Are Deaf or Hard of Hearing •

800-749-7273

© 2026 The Vanguard Group, Inc.

All rights reserved.

Vanguard Marketing Corporation, Distributor.

SR4438

Vanguard Total International Bond II Index Fund

Institutional Shares (VTILX)

Semi-Annual Shareholder Report | April 30, 2026

This semi-annual shareholder report contains important information about Vanguard Total International Bond II Index Fund (the "Fund") for the period of November 1, 2025, to April 30, 2026. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447. The report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$3	0.07%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Fund Statistics (as of April 30, 2026)

Table Summary
Fund Net Assets (in millions)	$145,698
Number of Portfolio Holdings	7,947
Portfolio Turnover Rate	10%

Portfolio Composition % of Net Assets  (as of April 30, 2026)

Table Summary
Africa	0.0%
Asia	18.2%
Europe	63.2%
North America	11.3%
Oceania	4.1%
South America	0.4%
Other Assets and Liabilities—Net	2.8%

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

How has the Fund changed?

Effective January 12, 2026, The Vanguard Group, Inc. exercises portfolio management responsibilities for the fund through its wholly-owned subsidiary, Vanguard Capital Management, LLC.

This is a summary of certain changes to the Fund since October 31, 2025. For more complete information, you may review the Fund’s prospectus, at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Where can I find additional information about the Fund?

Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.

Connect with Vanguard® • vanguard.com

Fund Information • 800-662-7447

Institutional Investor Services • 800-523-1036

Text Telephone for People Who Are Deaf or Hard of Hearing •

800-749-7273

© 2026 The Vanguard Group, Inc.

All rights reserved.

Vanguard Marketing Corporation, Distributor.

SR2595

Item 2: Code of Ethics.

Not applicable.

Item 3: Audit Committee Financial Expert.

Not applicable.

Item 4: Principal Accountant Fees and Services.

Not applicable.

Item 5: Audit Committee of Listed Registrants.

Not applicable.

Item 6: Investments.

Not applicable. The complete schedule of investments is included in the financial statements filed under Item 7 of this Form.

Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Financial Statements
For the six-months ended April 30, 2026
Vanguard Total International Bond Index Fund

Contents
Financial Statements	1

Total International Bond Index Fund
Financial Statements (unaudited)
Schedule of Investments
As of April 30, 2026
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
U.S. Government and Agency Obligations (0.0%)
Tennessee Valley Authority (Cost $1,227)	5.625%	6/7/2032	GBP	716	988
Corporate Bonds (20.6%)
Australia (0.8%)
AGI Finance Pty Ltd.	2.119%	6/24/2027	AUD	5,000	3,475
AGI Finance Pty Ltd.	6.109%	6/28/2030	AUD	800	583
Amcor UK Finance plc	1.125%	6/23/2027	EUR	2,543	2,919
Amcor UK Finance plc	3.950%	5/29/2032	EUR	5,000	5,859
APA Infrastructure Ltd.	0.750%	3/15/2029	EUR	1,000	1,090
APA Infrastructure Ltd.	3.500%	3/22/2030	GBP	3,000	3,800
APA Infrastructure Ltd.	2.000%	7/15/2030	EUR	9,000	9,918
APA Infrastructure Ltd.	3.125%	7/18/2031	GBP	1,000	1,217
APA Infrastructure Ltd.	1.250%	3/15/2033	EUR	4,608	4,547
APA Infrastructure Ltd.	2.500%	3/15/2036	GBP	5,176	5,178
Aurizon Network Pty Ltd.	6.100%	9/12/2031	AUD	4,700	3,369
Ausgrid Finance Pty Ltd.	5.408%	3/28/2031	AUD	10,000	7,049
AusNet Services Holdings Pty Ltd.	4.400%	8/16/2027	AUD	650	462
AusNet Services Holdings Pty Ltd.	4.200%	8/21/2028	AUD	1,410	987
AusNet Services Holdings Pty Ltd.	2.600%	7/31/2029	AUD	3,160	2,071
AusNet Services Holdings Pty Ltd.	0.625%	8/25/2030	EUR	4,500	4,712
AusNet Services Holdings Pty Ltd.	6.134%	5/31/2033	AUD	18,680	13,555
Australia & New Zealand Banking Group Ltd.	5.350%	11/4/2027	AUD	3,500	2,523
Australia & New Zealand Banking Group Ltd.	4.950%	9/11/2028	AUD	6,030	4,305
Australia & New Zealand Banking Group Ltd.	4.950%	2/5/2029	AUD	20,630	14,697
Australia & New Zealand Banking Group Ltd.	2.478%	6/4/2029	EUR	14,000	16,163
Australia & New Zealand Banking Group Ltd.	5.000%	6/18/2029	AUD	5,000	3,559
Australia & New Zealand Banking Group Ltd.	5.906%	8/12/2032	AUD	9,135	6,595
Australia & New Zealand Banking Group Ltd.	1.500%	9/1/2032	JPY	200,000	1,270
Australia & New Zealand Banking Group Ltd.	6.405%	9/20/2034	AUD	7,532	5,502
Australia & New Zealand Banking Group Ltd.	3.706%	7/31/2035	EUR	15,000	17,459
Australia & New Zealand Banking Group Ltd.	6.124%	7/25/2039	AUD	9,678	6,861
Australia & New Zealand Banking Group Ltd.	6.171%	8/14/2045	AUD	17,500	12,147
Australia Pacific Airports Melbourne Pty Ltd.	4.375%	5/24/2033	EUR	8,000	9,677
Bank of Queensland Ltd.	2.732%	6/18/2030	EUR	7,925	9,097
Bendigo & Adelaide Bank Ltd.	2.892%	2/3/2031	EUR	10,000	11,577
BHP Billiton Finance Ltd.	3.250%	9/24/2027	EUR	4,653	5,478
BHP Billiton Finance Ltd.	1.500%	4/29/2030	EUR	7,299	7,963
BHP Billiton Finance Ltd.	3.180%	9/4/2031	EUR	5,000	5,755
BHP Billiton Finance Ltd.	3.125%	4/29/2033	EUR	1,545	1,746
BHP Billiton Finance Ltd.	3.643%	9/4/2035	EUR	5,000	5,723
BHP Billiton Finance Ltd.	4.300%	9/25/2042	GBP	2,859	3,086
Brisbane Airport Corp. Pty Ltd.	5.900%	3/8/2034	AUD	10,000	7,080
Brisbane Airport Corp. Pty Ltd.	3.856%	11/13/2035	EUR	5,000	5,697
CIMIC Finance Ltd.	1.500%	5/28/2029	EUR	2,800	3,067
Coles Group Treasury Pty Ltd.	2.650%	11/6/2029	AUD	2,610	1,704
Coles Group Treasury Pty Ltd.	2.100%	8/27/2030	AUD	1,860	1,156
Commonwealth Bank of Australia	4.400%	8/18/2027	AUD	10,000	7,129
Commonwealth Bank of Australia	3.768%	8/31/2027	EUR	3,500	4,155
Commonwealth Bank of Australia	5.000%	1/13/2028	AUD	15,000	10,752
Commonwealth Bank of Australia	4.900%	8/17/2028	AUD	9,250	6,601
Commonwealth Bank of Australia	0.875%	2/19/2029	EUR	5,087	5,638
Commonwealth Bank of Australia	0.125%	10/15/2029	EUR	20,000	21,275
Commonwealth Bank of Australia	2.853%	10/9/2031	EUR	5,000	5,765
Commonwealth Bank of Australia	2.855%	2/26/2032	EUR	5,000	5,744
Commonwealth Bank of Australia	6.860%	11/9/2032	AUD	20,000	14,636
Commonwealth Bank of Australia	4.266%	6/4/2034	EUR	10,000	11,904
Commonwealth Bank of Australia	5.252%	9/12/2035	AUD	4,400	3,076
Commonwealth Bank of Australia	5.520%	12/17/2035	AUD	9,840	6,881
Commonwealth Bank of Australia	3.788%	8/26/2037	EUR	5,000	5,778
Commonwealth Bank of Australia	6.152%	11/27/2039	AUD	970	688
Computershare US Inc.	3.147%	11/30/2027	AUD	3,000	2,075
1

Total International Bond Index Fund
		Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
	CPIF Finance Pty Ltd.	2.485%	10/28/2030	AUD	2,700	1,675
	DEXUS Finance Pty Ltd.	3.000%	2/3/2032	AUD	3,720	2,292
	ElectraNet Pty Ltd.	2.474%	12/15/2028	AUD	1,800	1,197
	GAIF Bond Issuer Pty Ltd.	2.584%	11/18/2027	AUD	1,800	1,242
	GAIF Bond Issuer Pty Ltd.	1.900%	12/14/2028	AUD	2,490	1,632
	Glencore Capital Finance DAC	1.125%	3/10/2028	EUR	6,070	6,859
	Glencore Capital Finance DAC	4.154%	4/29/2031	EUR	8,000	9,589
	Glencore Capital Finance DAC	3.750%	2/4/2032	EUR	8,000	9,374
	Glencore Capital Finance DAC	1.250%	3/1/2033	EUR	4,429	4,375
	Glencore Finance Canada Ltd.	4.045%	10/10/2032	CAD	3,750	2,717
[1]	Goodman Australia Finance Pty Ltd.	3.875%	4/29/2033	EUR	1,995	2,320
	GTA Finance Co. Pty Ltd.	2.200%	8/26/2027	AUD	2,810	1,930
	ING Bank Australia Ltd.	4.500%	5/26/2029	AUD	3,000	2,106
	Lendlease Finance Ltd.	3.400%	10/27/2027	AUD	930	646
	Lonsdale Finance Pty Ltd.	2.100%	10/15/2027	AUD	1,490	1,022
	Macquarie Bank Ltd.	2.778%	2/25/2030	EUR	3,465	4,010
	Macquarie Bank Ltd.	6.146%	5/29/2040	AUD	12,000	8,390
	Macquarie Group Ltd.	0.350%	3/3/2028	EUR	11,316	12,612
	Macquarie Group Ltd.	0.943%	1/19/2029	EUR	5,000	5,508
	Macquarie Group Ltd.	4.080%	5/31/2029	GBP	3,700	4,886
	Macquarie Group Ltd.	2.723%	8/21/2029	CAD	1,495	1,073
	Macquarie Group Ltd.	0.950%	5/21/2031	EUR	2,214	2,290
	National Australia Bank Ltd.	4.400%	5/12/2028	AUD	16,716	11,826
	National Australia Bank Ltd.	2.125%	5/24/2028	EUR	17,000	19,542
	National Australia Bank Ltd.	1.375%	8/30/2028	EUR	2,500	2,818
	National Australia Bank Ltd.	5.400%	11/16/2028	AUD	10,000	7,211
	National Australia Bank Ltd.	0.010%	1/6/2029	EUR	28,000	30,360
	National Australia Bank Ltd.	4.850%	3/22/2029	AUD	9,839	6,986
	National Australia Bank Ltd.	3.125%	2/28/2030	EUR	10,000	11,678
	National Australia Bank Ltd.	2.723%	8/27/2030	EUR	5,400	6,222
	National Australia Bank Ltd.	1.125%	5/20/2031	EUR	2,500	2,637
	National Australia Bank Ltd.	6.322%	8/3/2032	AUD	5,000	3,628
	National Australia Bank Ltd.	6.163%	3/9/2033	AUD	5,640	4,090
	NBN Co. Ltd.	2.150%	6/2/2028	AUD	4,650	3,140
	NBN Co. Ltd.	4.125%	3/15/2029	EUR	8,500	10,230
	NBN Co. Ltd.	2.200%	12/16/2030	AUD	3,730	2,326
	NBN Co. Ltd.	4.375%	3/15/2033	EUR	4,185	5,134
	NBN Co. Ltd.	5.350%	3/6/2035	AUD	4,270	2,966
	Network Finance Co. Pty Ltd.	2.579%	10/3/2028	AUD	1,160	780
	Network Finance Co. Pty Ltd.	6.061%	6/19/2030	AUD	1,370	995
	Norfina Ltd.	4.600%	5/21/2030	AUD	7,500	5,221
	NSW Electricity Networks Finance Pty Ltd.	2.732%	4/23/2029	AUD	2,240	1,480
	NSW Electricity Networks Finance Pty Ltd.	2.543%	9/23/2030	AUD	1,250	782
	Optus Finance Pty Ltd.	1.000%	6/20/2029	EUR	5,000	5,451
	Origin Energy Finance Ltd.	1.000%	9/17/2029	EUR	2,599	2,808
	Pacific National Finance Pty Ltd.	3.800%	9/8/2031	AUD	5,000	3,120
	Qantas Airways Ltd.	3.150%	9/27/2028	AUD	12,280	8,330
	Qantas Airways Ltd.	2.950%	11/27/2029	AUD	740	482
	Qantas Airways Ltd.	5.250%	9/9/2030	AUD	2,530	1,771
	QIC Finance Town Centre Fund Pty Ltd.	5.800%	5/21/2031	AUD	5,400	3,861
	Scentre Group Trust 1	5.350%	9/18/2035	AUD	9,300	6,245
	Scentre Group Trust 1 / Scentre Group Trust 2	1.750%	4/11/2028	EUR	2,539	2,900
	Scentre Group Trust 1 / Scentre Group Trust 2	1.450%	3/28/2029	EUR	1,958	2,178
	Stockland Trust	5.420%	3/25/2032	AUD	15,420	10,771
	Sydney Airport Finance Co. Pty Ltd.	4.375%	5/3/2033	EUR	9,000	10,842
	Sydney Airport Finance Co. Pty Ltd.	5.900%	4/19/2034	AUD	5,000	3,533
	Telstra Group Ltd.	1.375%	3/26/2029	EUR	1,263	1,408
	Telstra Group Ltd.	1.000%	4/23/2030	EUR	2,543	2,728
	Telstra Group Ltd.	5.650%	3/6/2034	AUD	8,000	5,718
	Telstra Group Ltd.	3.375%	3/2/2035	EUR	4,000	4,562
	Telstra Group Ltd.	3.500%	9/3/2036	EUR	6,000	6,811
	Toyota Finance Australia Ltd.	2.280%	10/21/2027	EUR	7,631	8,853
	Toyota Finance Australia Ltd.	3.386%	3/18/2030	EUR	7,800	9,157
	Transurban Finance Co. Pty Ltd.	4.555%	11/14/2028	CAD	1,213	905
	Transurban Finance Co. Pty Ltd.	3.000%	4/8/2030	EUR	9,539	10,956
	Transurban Finance Co. Pty Ltd.	3.713%	3/12/2032	EUR	5,000	5,862
	Transurban Finance Co. Pty Ltd.	4.225%	4/26/2033	EUR	8,500	10,183
	Transurban Queensland Finance Pty Ltd.	3.250%	8/5/2031	AUD	2,160	1,359
	University of Technology Sydney	3.750%	7/20/2027	AUD	220	155
	Vicinity Centres Trust	1.125%	11/7/2029	EUR	1,512	1,635
2

Total International Bond Index Fund
		Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
	Victoria Power Networks Finance Pty Ltd.	4.714%	4/27/2032	AUD	7,000	4,749
	Wesfarmers Ltd.	1.941%	6/23/2028	AUD	500	334
	Wesfarmers Ltd.	0.954%	10/21/2033	EUR	8,836	8,512
	WestConnex Finance Co. Pty Ltd.	3.150%	3/31/2031	AUD	3,360	2,117
	Westpac Banking Corp.	1.125%	9/5/2027	EUR	5,690	6,522
	Westpac Banking Corp.	5.300%	11/11/2027	AUD	15,000	10,808
	Westpac Banking Corp.	4.800%	2/16/2028	AUD	5,000	3,570
	Westpac Banking Corp.	1.450%	7/17/2028	EUR	418	473
	Westpac Banking Corp.	5.000%	9/19/2028	AUD	7,900	5,645
	Westpac Banking Corp.	0.010%	9/22/2028	EUR	19,280	21,104
	Westpac Banking Corp.	5.000%	1/15/2029	AUD	10,000	7,136
	Westpac Banking Corp.	5.100%	5/14/2029	AUD	68,000	48,590
	Westpac Banking Corp.	3.799%	1/17/2030	EUR	10,000	11,978
	Westpac Banking Corp.	1.375%	5/17/2032	EUR	5,087	5,364
	Westpac Banking Corp.	2.912%	11/26/2032	EUR	10,000	11,481
	Westpac Banking Corp.	6.491%	6/23/2033	AUD	6,000	4,379
	Westpac Banking Corp.	6.135%	11/13/2045	AUD	15,000	10,386
	Woolworths Group Ltd.	1.850%	11/15/2027	AUD	2,980	2,035
	Woolworths Group Ltd.	0.375%	11/15/2028	EUR	9,300	10,162
	Woolworths Group Ltd.	2.800%	5/20/2030	AUD	7,340	4,732
	Woolworths Group Ltd.	5.910%	11/29/2034	AUD	10,000	7,066
						900,299
Austria (0.3%)
	BAWAG PSK Bank fuer Arbeit und Wirtschaft und Oesterreichische Postsparkasse AG	1.125%	7/31/2028	EUR	35,800	40,304
	BAWAG PSK Bank fuer Arbeit und Wirtschaft und Oesterreichische Postsparkasse AG	1.750%	3/8/2030	EUR	10,000	11,172
	BAWAG PSK Bank fuer Arbeit und Wirtschaft und Oesterreichische Postsparkasse AG	0.010%	9/23/2030	EUR	4,300	4,404
	Erste Group Bank AG	0.750%	1/17/2028	EUR	8,100	9,162
	Erste Group Bank AG	0.010%	9/11/2029	EUR	16,500	17,529
	Erste Group Bank AG	0.250%	9/14/2029	EUR	2,200	2,333
	Erste Group Bank AG	4.250%	5/30/2030	EUR	5,000	6,018
	Erste Group Bank AG	2.875%	1/9/2031	EUR	10,000	11,624
	Erste Group Bank AG	0.250%	1/27/2031	EUR	2,500	2,535
	Erste Group Bank AG	0.875%	11/15/2032	EUR	6,000	6,794
	Erste Group Bank AG	0.875%	5/15/2034	EUR	7,600	7,383
	Erste Group Bank AG	3.100%	5/28/2035	EUR	8,500	9,773
	Erste Group Bank AG	3.625%	11/26/2035	EUR	10,000	11,510
	HYPO NOE Landesbank fuer Niederoesterreich und Wien AG	1.625%	5/11/2029	EUR	18,200	20,528
	Kommunalkredit Austria AG	3.000%	4/16/2030	EUR	20,700	23,990
	Mondi Finance plc	3.750%	5/31/2032	EUR	5,000	5,775
[2]	OeBB-Infrastruktur AG	2.250%	5/28/2029	EUR	1,536	1,766
[2]	OeBB-Infrastruktur AG	3.375%	5/18/2032	EUR	5,362	6,322
	OMV AG	1.875%	12/4/2028	EUR	2,327	2,653
	OMV AG	2.375%	4/9/2032	EUR	7,683	8,588
	OMV AG	3.750%	9/4/2036	EUR	5,000	5,831
	OMV AG	2.875%	Perpetual	EUR	3,300	3,713
	Raiffeisen Bank International AG	0.050%	9/1/2027	EUR	400	452
	Raiffeisen Bank International AG	5.750%	1/27/2028	EUR	22,000	26,852
	Raiffeisen Bank International AG	6.000%	9/15/2028	EUR	2,500	3,031
	Raiffeisen Bank International AG	4.625%	8/21/2029	EUR	5,000	6,004
	Raiffeisen Bank International AG	4.500%	5/31/2030	EUR	8,000	9,637
	Raiffeisen Bank International AG	3.500%	8/27/2031	EUR	9,000	10,398
	Raiffeisen Bank International AG	3.500%	2/18/2032	EUR	12,000	13,938
	Raiffeisen Bank International AG	2.875%	6/18/2032	EUR	2,500	2,903
	Raiffeisen Bank International AG	7.375%	12/20/2032	EUR	4,800	5,906
	Raiffeisenlandesbank Niederoesterreich-Wien AG	0.875%	1/30/2029	EUR	6,000	6,639
	Raiffeisenlandesbank Niederoesterreich-Wien AG	2.375%	8/31/2032	EUR	12,500	13,900
	Raiffeisenlandesbank Oberoesterreich AG	3.625%	12/13/2027	EUR	7,000	8,287
	Raiffeisen-Landesbank Steiermark AG	1.375%	5/11/2033	EUR	2,500	2,558
	UniCredit Bank Austria AG	0.250%	6/4/2027	EUR	5,000	5,715
	UniCredit Bank Austria AG	2.375%	9/20/2027	EUR	2,400	2,798
	UniCredit Bank Austria AG	0.625%	3/20/2029	EUR	6,200	6,811
	UniCredit Bank Austria AG	0.250%	6/21/2030	EUR	10,500	11,003
	UniCredit Bank Austria AG	2.625%	2/18/2031	EUR	10,000	11,482
						368,021
Belgium (0.4%)
	AG Insurance SA	3.500%	6/30/2047	EUR	3,400	3,996
	Ageas SA	3.250%	7/2/2049	EUR	1,700	1,969
	Ageas SA	4.625%	5/2/2056	EUR	1,800	2,131
	Anheuser-Busch InBev Finance Inc.	4.320%	5/15/2047	CAD	3,061	2,036
3

Total International Bond Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
Anheuser-Busch InBev SA NV	1.125%	7/1/2027	EUR	10,638	12,232
Anheuser-Busch InBev SA NV	2.125%	12/2/2027	EUR	9,861	11,422
Anheuser-Busch InBev SA NV	2.000%	3/17/2028	EUR	16,068	18,517
Anheuser-Busch InBev SA NV	1.500%	4/18/2030	EUR	461	507
Anheuser-Busch InBev SA NV	1.650%	3/28/2031	EUR	14,558	15,758
Anheuser-Busch InBev SA NV	2.875%	4/2/2032	EUR	9,127	10,394
Anheuser-Busch InBev SA NV	3.250%	1/24/2033	EUR	2,599	2,989
Anheuser-Busch InBev SA NV	2.750%	3/17/2036	EUR	5,495	5,875
Anheuser-Busch InBev SA NV	3.750%	3/22/2037	EUR	15,000	17,277
Anheuser-Busch InBev SA NV	3.700%	4/2/2040	EUR	14,527	16,063
Anheuser-Busch InBev SA NV	3.950%	3/22/2044	EUR	10,500	11,523
Anheuser-Busch InBev Worldwide Inc.	4.100%	9/6/2027	AUD	1,210	858
Argenta Spaarbank NV	3.375%	6/22/2028	EUR	5,000	5,897
Argenta Spaarbank NV	1.375%	2/8/2029	EUR	12,000	13,574
Argenta Spaarbank NV	2.875%	2/3/2032	EUR	15,000	17,215
Barry Callebaut Services NV	4.250%	8/19/2031	EUR	7,000	8,277
Belfius Bank SA	0.125%	2/8/2028	EUR	6,300	7,013
Belfius Bank SA	3.375%	5/28/2030	EUR	12,000	13,976
Belfius Bank SA	5.250%	4/19/2033	EUR	10,600	12,743
Belfius Bank SA	4.875%	6/11/2035	EUR	1,800	2,176
BNP Paribas Fortis SA	0.875%	3/22/2028	EUR	5,000	5,641
Cofinimmo SA	1.000%	1/24/2028	EUR	3,800	4,291
Cofinimmo SA	0.875%	12/2/2030	EUR	1,500	1,550
Crelan SA	6.000%	2/28/2030	EUR	17,700	22,124
Crelan SA	5.250%	1/23/2032	EUR	21,000	26,186
Elia Group SA	1.500%	9/5/2028	EUR	1,200	1,350
Elia Transmission Belgium SA	3.250%	4/4/2028	EUR	200	235
Elia Transmission Belgium SA	3.000%	4/7/2029	EUR	300	349
Elia Transmission Belgium SA	0.875%	4/28/2030	EUR	13,700	14,594
Elia Transmission Belgium SA	3.625%	1/18/2033	EUR	4,000	4,697
Elia Transmission Belgium SA	3.750%	1/16/2036	EUR	4,000	4,610
Euroclear Bank SA	3.625%	10/13/2027	EUR	4,000	4,726
Euroclear Holding NV	2.625%	4/11/2048	EUR	5,000	5,757
FLUVIUS System Operator CV	0.250%	6/14/2028	EUR	3,900	4,307
FLUVIUS System Operator CV	2.875%	5/7/2029	EUR	1,800	2,083
FLUVIUS System Operator CV	0.250%	12/2/2030	EUR	5,200	5,297
FLUVIUS System Operator CV	0.625%	11/24/2031	EUR	10,500	10,505
FLUVIUS System Operator CV	4.000%	7/6/2032	EUR	3,000	3,572
FLUVIUS System Operator CV	3.875%	5/9/2033	EUR	5,000	5,902
Groupe Bruxelles Lambert NV	0.125%	1/28/2031	EUR	10,000	10,023
ING Belgium SA	1.500%	5/19/2029	EUR	5,800	6,519
ING Belgium SA	0.010%	2/20/2030	EUR	15,000	15,711
ING Belgium SA	3.000%	2/15/2031	EUR	3,200	3,733
ING Belgium SA	2.750%	8/25/2032	EUR	5,000	5,710
KBC Bank NV	0.750%	10/24/2027	EUR	3,600	4,094
KBC Group NV	5.500%	9/20/2028	GBP	3,000	4,102
KBC Group NV	0.125%	1/14/2029	EUR	15,100	16,837
KBC Group NV	4.375%	4/19/2030	EUR	9,000	10,855
KBC Group NV	3.750%	3/27/2032	EUR	8,000	9,479
KBC Group NV	3.375%	1/15/2033	EUR	10,000	11,517
KBC Group NV	4.875%	4/25/2033	EUR	4,000	4,794
KBC Group NV	4.750%	4/17/2035	EUR	3,500	4,229
Proximus SADP	3.750%	3/27/2034	EUR	6,500	7,506
Proximus SADP	0.750%	11/17/2036	EUR	4,500	3,910
Shurgard Luxembourg Sarl	4.000%	5/27/2035	EUR	3,900	4,434
Solvay SA	4.250%	10/3/2031	EUR	3,000	3,561
VGP NV	1.500%	4/8/2029	EUR	3,300	3,643
VGP NV	4.250%	1/29/2031	EUR	5,000	5,842
VGP NV	4.000%	1/16/2032	EUR	2,800	3,224
					481,917
Bermuda (0.0%)
Athora Holding Ltd.	5.875%	9/10/2034	EUR	7,700	9,266
Brazil (0.0%)
Pluxee NV	3.750%	9/4/2032	EUR	5,000	5,784
Canada (1.7%)
407 International Inc.	2.430%	5/4/2027	CAD	1,096	802
407 International Inc.	4.220%	2/14/2028	CAD	4,500	3,351
4

Total International Bond Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
407 International Inc.	5.960%	12/3/2035	CAD	1,200	992
407 International Inc.	5.750%	2/14/2036	CAD	800	640
407 International Inc.	4.450%	11/15/2041	CAD	2,550	1,815
407 International Inc.	3.650%	9/8/2044	CAD	5,102	3,223
407 International Inc.	3.830%	5/11/2046	CAD	5,102	3,258
407 International Inc.	3.720%	5/11/2048	CAD	26	16
407 International Inc.	3.670%	3/8/2049	CAD	1,019	622
407 International Inc.	2.840%	3/7/2050	CAD	6,060	3,161
407 International Inc.	4.860%	7/31/2053	CAD	2,000	1,450
407 International Inc.	4.890%	4/4/2054	CAD	750	547
407 International Inc.	4.540%	10/9/2054	CAD	1,575	1,086
Aeroports de Montreal	5.170%	9/17/2035	CAD	1,848	1,435
Aeroports de Montreal	5.670%	10/16/2037	CAD	946	762
Aeroports de Montreal	3.030%	4/21/2050	CAD	1,962	1,073
Aeroports de Montreal	3.441%	4/26/2051	CAD	2,500	1,465
AIMCo Realty Investors LP	3.367%	6/1/2027	CAD	961	709
AIMCo Realty Investors LP	3.043%	6/1/2028	CAD	1,019	744
AIMCo Realty Investors LP	2.712%	6/1/2029	CAD	5,714	4,106
AIMCo Realty Investors LP	4.640%	2/15/2030	CAD	690	524
Alberta Powerline LP	4.065%	12/1/2053	CAD	3,408	2,191
Alberta Powerline LP	4.065%	3/1/2054	CAD	525	337
Alectra Inc.	2.488%	5/17/2027	CAD	5,585	4,083
Alectra Inc.	1.751%	2/11/2031	CAD	4,200	2,863
Alectra Inc.	4.309%	10/30/2034	CAD	1,125	836
Alectra Inc.	3.958%	7/30/2042	CAD	800	534
Alectra Inc.	3.458%	4/12/2049	CAD	1,118	659
Alimentation Couche-Tard Inc.	4.603%	1/25/2029	CAD	5,000	3,767
Alimentation Couche-Tard Inc.	5.592%	9/25/2030	CAD	5,000	3,918
Alimentation Couche-Tard Inc.	3.647%	5/12/2031	EUR	3,000	3,538
Alimentation Couche-Tard Inc.	4.011%	2/12/2036	EUR	10,000	11,566
Allied Properties REIT	5.534%	9/26/2028	CAD	3,950	2,986
Allied Properties REIT	3.095%	2/6/2032	CAD	5,000	3,325
AltaGas Ltd.	2.075%	5/30/2028	CAD	1,520	1,087
AltaGas Ltd.	4.672%	1/8/2029	CAD	2,500	1,884
AltaGas Ltd.	5.141%	3/14/2034	CAD	2,500	1,923
AltaGas Ltd.	5.597%	3/14/2054	CAD	1,000	757
AltaLink LP	1.509%	9/11/2030	CAD	3,990	2,712
AltaLink LP	4.692%	11/28/2032	CAD	3,150	2,413
AltaLink LP	4.872%	11/15/2040	CAD	2,604	1,946
AltaLink LP	4.462%	11/8/2041	CAD	1,223	871
AltaLink LP	3.990%	6/30/2042	CAD	1,491	1,001
AltaLink LP	4.922%	9/17/2043	CAD	1,529	1,142
AltaLink LP	4.054%	11/21/2044	CAD	911	608
AltaLink LP	4.090%	6/30/2045	CAD	813	542
AltaLink LP	3.717%	12/3/2046	CAD	1,648	1,033
AltaLink LP	5.463%	10/11/2055	CAD	2,000	1,592
ARC Resources Ltd.	3.577%	6/17/2028	CAD	3,650	2,696
ARC Resources Ltd.	3.465%	3/10/2031	CAD	2,153	1,564
ARC Resources Ltd.	4.104%	2/25/2033	CAD	5,000	3,627
Athabasca Indigenous Midstream LP	6.069%	2/5/2042	CAD	319	250
Bank of Montreal	4.309%	6/1/2027	CAD	5,033	3,743
Bank of Montreal	4.709%	12/7/2027	CAD	20,138	15,106
Bank of Montreal	3.190%	3/1/2028	CAD	12,839	9,431
Bank of Montreal	5.039%	5/29/2028	CAD	5,962	4,517
Bank of Montreal	4.537%	12/18/2028	CAD	2,000	1,506
Bank of Montreal	0.050%	6/8/2029	EUR	14,781	15,830
Bank of Montreal	2.750%	1/21/2031	EUR	6,000	6,924
Bank of Montreal	3.731%	6/3/2031	CAD	18,005	13,206
Bank of Montreal	3.250%	1/9/2032	EUR	10,000	11,566
Bank of Montreal	3.539%	3/3/2032	CAD	7,300	5,282
Bank of Montreal	6.034%	9/7/2033	CAD	1,900	1,468
Bank of Montreal	4.077%	3/5/2035	CAD	5,000	3,681
Bank of Nova Scotia	0.010%	12/15/2027	EUR	22,181	24,862
Bank of Nova Scotia	3.250%	1/18/2028	EUR	38,000	44,831
Bank of Nova Scotia	3.807%	11/15/2028	CAD	20,000	14,793
Bank of Nova Scotia	4.680%	2/1/2029	CAD	3,000	2,269
Bank of Nova Scotia	3.734%	6/27/2031	CAD	6,000	4,396
Bank of Nova Scotia	3.616%	1/30/2032	CAD	13,930	10,121
Bank of Nova Scotia	3.934%	5/3/2032	CAD	6,130	4,537
Bank of Nova Scotia	2.973%	1/22/2033	EUR	5,000	5,776
5

Total International Bond Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
Bank of Nova Scotia	4.950%	8/1/2034	CAD	6,000	4,546
Bank of Nova Scotia	4.442%	11/15/2035	CAD	6,000	4,451
BCI QuadReal Realty / BCI Quadreal Realty Trust	1.747%	7/24/2030	CAD	1,859	1,270
Bell Telephone Co. of Canada or Bell Canada	1.650%	8/16/2027	CAD	3,000	2,167
Bell Telephone Co. of Canada or Bell Canada	3.600%	9/29/2027	CAD	5,700	4,205
Bell Telephone Co. of Canada or Bell Canada	3.800%	8/21/2028	CAD	9,529	7,044
Bell Telephone Co. of Canada or Bell Canada	2.900%	9/10/2029	CAD	2,550	1,829
Bell Telephone Co. of Canada or Bell Canada	4.550%	2/9/2030	CAD	6,360	4,792
Bell Telephone Co. of Canada or Bell Canada	3.000%	3/17/2031	CAD	300	213
Bell Telephone Co. of Canada or Bell Canada	7.850%	4/2/2031	CAD	2,550	2,159
Bell Telephone Co. of Canada or Bell Canada	5.850%	11/10/2032	CAD	25,941	20,693
Bell Telephone Co. of Canada or Bell Canada	5.150%	8/24/2034	CAD	16,385	12,534
Bell Telephone Co. of Canada or Bell Canada	4.700%	3/14/2036	CAD	5,990	4,394
Bell Telephone Co. of Canada or Bell Canada	4.750%	9/29/2044	CAD	2,086	1,442
Bell Telephone Co. of Canada or Bell Canada	4.450%	2/27/2047	CAD	967	637
Bell Telephone Co. of Canada or Bell Canada	5.600%	8/11/2053	CAD	10,834	8,166
Bell Telephone Co. of Canada or Bell Canada	5.250%	8/14/2055	CAD	5,000	3,585
BPC Generation Infrastructure Trust	3.795%	9/29/2030	CAD	6,830	4,984
BPC Generation Infrastructure Trust	4.162%	9/29/2032	CAD	2,450	1,784
Bridging North America GP	4.341%	8/31/2053	CAD	561	351
British Columbia Ferry Services Inc.	4.702%	10/23/2043	CAD	1,159	844
Brookfield Corp.	5.950%	6/14/2035	CAD	600	482
Brookfield Finance II Inc.	5.431%	12/14/2032	CAD	3,700	2,886
Brookfield Finance II Inc.	5.399%	12/11/2055	CAD	3,000	2,208
Brookfield Infrastructure Finance ULC	4.193%	9/11/2028	CAD	2,166	1,612
Brookfield Infrastructure Finance ULC	2.855%	9/1/2032	CAD	10,819	7,354
Brookfield Infrastructure Finance ULC	5.789%	4/25/2052	CAD	930	719
Brookfield Infrastructure Finance ULC	5.950%	7/27/2053	CAD	976	772
Brookfield Renewable Partners ULC	4.250%	1/15/2029	CAD	2,750	2,050
Brookfield Renewable Partners ULC	3.380%	1/15/2030	CAD	2,805	2,036
Brookfield Renewable Partners ULC	5.880%	11/9/2032	CAD	1,100	880
Brookfield Renewable Partners ULC	5.292%	10/28/2033	CAD	1,300	1,010
Brookfield Renewable Partners ULC	4.290%	11/5/2049	CAD	1,990	1,253
Brookfield Renewable Partners ULC	3.330%	8/13/2050	CAD	896	477
Brookfield Renewable Partners ULC	5.318%	1/10/2054	CAD	2,355	1,714
Bruce Power LP	2.680%	12/21/2028	CAD	6,113	4,400
Bruce Power LP	4.000%	6/21/2030	CAD	5,021	3,719
Bruce Power LP	4.132%	6/21/2033	CAD	3,245	2,365
Bruce Power LP	4.410%	12/21/2035	CAD	7,500	5,441
Bruce Power LP	4.746%	6/21/2049	CAD	2,000	1,390
Calgary Airport Authority	3.199%	10/7/2036	CAD	2,571	1,698
Calgary Airport Authority	3.341%	10/7/2038	CAD	2,452	1,600
Cameco Corp.	2.950%	10/21/2027	CAD	1,622	1,186
Canadian Imperial Bank of Commerce	4.950%	6/29/2027	CAD	6,400	4,795
Canadian Imperial Bank of Commerce	5.050%	10/7/2027	CAD	11,375	8,557
Canadian Imperial Bank of Commerce	3.650%	12/10/2028	CAD	1,660	1,225
Canadian Imperial Bank of Commerce	0.010%	4/30/2029	EUR	27,476	29,495
Canadian Imperial Bank of Commerce	2.500%	5/7/2030	EUR	4,400	5,041
Canadian Imperial Bank of Commerce	3.800%	12/10/2030	CAD	2,550	1,878
Canadian Imperial Bank of Commerce	2.750%	4/15/2031	EUR	8,500	9,787
Canadian Imperial Bank of Commerce	3.900%	6/20/2031	CAD	28,000	20,653
Canadian Imperial Bank of Commerce	3.250%	7/16/2031	EUR	10,000	11,577
Canadian Imperial Bank of Commerce	5.330%	1/20/2033	CAD	7,505	5,679
Canadian National Railway Co.	3.200%	7/31/2028	CAD	1,403	1,029
Canadian National Railway Co.	4.600%	5/2/2029	CAD	6,600	5,005
Canadian National Railway Co.	3.500%	6/10/2030	CAD	1,840	1,348
Canadian National Railway Co.	4.200%	6/10/2035	CAD	6,525	4,758
Canadian National Railway Co.	3.600%	7/31/2048	CAD	2,800	1,690
Canadian National Railway Co.	3.600%	2/8/2049	CAD	1,432	861
Canadian National Railway Co.	3.050%	2/8/2050	CAD	4,195	2,269
Canadian National Railway Co.	4.700%	5/10/2053	CAD	6,075	4,283
Canadian National Railway Co.	5.100%	5/2/2054	CAD	600	449
Canadian Natural Resources Ltd.	2.500%	1/17/2028	CAD	2,471	1,788
Canadian Natural Resources Ltd.	3.750%	2/8/2031	CAD	3,500	2,559
Canadian Natural Resources Ltd.	4.550%	2/8/2036	CAD	2,500	1,831
Canadian Pacific Railway Co.	2.540%	2/28/2028	CAD	54,405	39,440
Canadian Pacific Railway Co.	3.150%	3/13/2029	CAD	2,618	1,906
Canadian Pacific Railway Co.	4.000%	6/13/2032	CAD	1,400	1,030
Canadian Pacific Railway Co.	3.050%	3/9/2050	CAD	887	479
Canadian Tire Corp. Ltd.	5.372%	9/16/2030	CAD	1,000	776
6

Total International Bond Index Fund
		Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
	Canadian Tire Corp. Ltd.	5.610%	9/4/2035	CAD	1,016	779
	Canadian Utilities Ltd.	4.851%	6/3/2052	CAD	1,380	982
	Canadian Utilities Ltd.	5.450%	12/22/2055	CAD	1,950	1,419
	Capital City Link General Partnership	4.386%	3/31/2046	CAD	344	241
	Capital Power Corp.	4.424%	2/8/2030	CAD	1,069	800
	Capital Power Corp.	4.831%	9/16/2031	CAD	1,750	1,325
	Capital Power Corp.	3.147%	10/1/2032	CAD	1,224	840
	Capital Power Corp.	5.973%	1/25/2034	CAD	1,665	1,330
	CCL Industries Inc.	3.864%	4/13/2028	CAD	825	608
	Cenovus Energy Inc.	3.500%	2/7/2028	CAD	2,104	1,547
	Cenovus Energy Inc.	4.600%	11/20/2035	CAD	8,000	5,830
	Central 1 Credit Union	4.648%	2/7/2028	CAD	1,200	897
	CGI Inc.	2.100%	9/18/2028	CAD	5,100	3,626
	Choice Properties REIT	2.848%	5/21/2027	CAD	3,551	2,603
	Choice Properties REIT	3.532%	6/11/2029	CAD	12,000	8,771
	Choice Properties REIT	5.030%	2/28/2031	CAD	6,500	4,978
	Choice Properties REIT	6.003%	6/24/2032	CAD	2,380	1,905
	Choice Properties REIT	5.400%	3/1/2033	CAD	1,700	1,321
	Choice Properties REIT	5.699%	2/28/2034	CAD	1,300	1,028
	Clover LP	4.216%	3/31/2034	CAD	587	431
	Clover LP	4.216%	6/30/2034	CAD	568	416
	Coastal Gaslink Pipeline LP	4.673%	6/30/2027	CAD	1,500	1,123
	Coastal Gaslink Pipeline LP	4.691%	9/30/2029	CAD	6,400	4,870
	Coastal Gaslink Pipeline LP	5.606%	9/30/2042	CAD	500	394
	Coastal Gaslink Pipeline LP	5.607%	6/30/2044	CAD	6,710	5,292
	Coastal Gaslink Pipeline LP	5.606%	3/30/2047	CAD	4,000	3,150
	Coastal Gaslink Pipeline LP	5.857%	3/30/2049	CAD	5,825	4,711
	Coastal Gaslink Pipeline LP	5.857%	6/30/2049	CAD	1,313	1,062
	Cogeco Communications Inc.	2.991%	9/22/2031	CAD	1,796	1,248
	Cogeco Communications Inc.	5.299%	2/16/2033	CAD	1,000	768
	Concordia University	6.550%	9/2/2042	CAD	1,529	1,340
	Co-operators Financial Services Ltd.	3.327%	5/13/2030	CAD	2,848	2,043
[3]	Cordelio Amalco GP I	4.087%	6/30/2034	CAD	1,584	1,152
	Crombie REIT	3.917%	6/21/2027	CAD	917	678
	Crombie REIT	2.686%	3/31/2028	CAD	892	644
	Crombie REIT	4.732%	1/15/2032	CAD	2,725	2,028
	Crosslinx Transit Solutions GP	4.651%	9/30/2046	CAD	1,409	971
	CU Inc.	4.543%	10/24/2041	CAD	1,019	733
	CU Inc.	4.722%	9/9/2043	CAD	11,329	8,264
	CU Inc.	4.085%	9/2/2044	CAD	9,155	6,137
	CU Inc.	3.964%	7/27/2045	CAD	1,529	1,002
	CU Inc.	3.763%	11/19/2046	CAD	765	483
	CU Inc.	3.548%	11/22/2047	CAD	1,267	767
	CU Inc.	3.950%	11/23/2048	CAD	493	316
	CU Inc.	2.963%	9/7/2049	CAD	6,296	3,385
	CU Inc.	3.174%	9/5/2051	CAD	823	451
	CU Inc.	5.088%	9/20/2053	CAD	1,600	1,201
	CU Inc.	4.664%	9/11/2054	CAD	405	285
	Definity Financial Corp.	3.709%	9/12/2030	CAD	3,300	2,407
	Definity Financial Corp.	4.393%	9/12/2035	CAD	1,870	1,356
	Dollarama Inc.	1.505%	9/20/2027	CAD	1,019	733
	Dollarama Inc.	2.443%	7/9/2029	CAD	1,289	916
	Dollarama Inc.	5.165%	4/26/2030	CAD	1,300	1,003
	Dollarama Inc.	3.850%	12/16/2030	CAD	2,350	1,728
	Dream Industrial REIT	2.057%	6/17/2027	CAD	2,095	1,520
	Dream Summit Industrial LP	2.440%	7/14/2028	CAD	1,496	1,074
	Dream Summit Industrial LP	4.507%	2/12/2031	CAD	1,050	782
	Emera Inc.	4.838%	5/2/2030	CAD	1,700	1,289
	Enbridge Gas Inc.	2.880%	11/22/2027	CAD	8,800	6,440
	Enbridge Gas Inc.	5.460%	10/6/2028	CAD	5,000	3,841
	Enbridge Gas Inc.	2.900%	4/1/2030	CAD	4,550	3,279
	Enbridge Gas Inc.	4.150%	8/17/2032	CAD	2,200	1,637
	Enbridge Gas Inc.	4.200%	6/2/2044	CAD	6,953	4,709
	Enbridge Gas Inc.	4.000%	8/22/2044	CAD	1,916	1,262
	Enbridge Gas Inc.	3.800%	6/1/2046	CAD	1,529	967
	Enbridge Gas Inc.	3.590%	11/22/2047	CAD	917	555
	Enbridge Gas Inc.	3.510%	11/29/2047	CAD	2,391	1,429
	Enbridge Gas Inc.	4.950%	11/22/2050	CAD	1,377	1,008
	Enbridge Gas Inc.	3.200%	9/15/2051	CAD	1,871	1,024
	Enbridge Gas Inc.	4.550%	8/17/2052	CAD	1,200	826
7

Total International Bond Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
Enbridge Inc.	5.700%	11/9/2027	CAD	2,000	1,518
Enbridge Inc.	4.900%	5/26/2028	CAD	17,000	12,831
Enbridge Inc.	2.990%	10/3/2029	CAD	7,760	5,601
Enbridge Inc.	3.900%	2/25/2030	CAD	5,000	3,693
Enbridge Inc.	6.100%	11/9/2032	CAD	15,290	12,399
Enbridge Inc.	5.360%	5/26/2033	CAD	2,250	1,759
Enbridge Inc.	3.100%	9/21/2033	CAD	115	79
Enbridge Inc.	4.730%	8/22/2034	CAD	26,400	19,770
Enbridge Inc.	4.560%	2/25/2035	CAD	23,350	17,220
Enbridge Inc.	4.240%	8/27/2042	CAD	1,322	871
Enbridge Inc.	4.570%	3/11/2044	CAD	3,107	2,106
Enbridge Inc.	4.870%	11/21/2044	CAD	2,142	1,501
Enbridge Inc.	4.100%	9/21/2051	CAD	1,497	909
Enbridge Inc.	6.510%	11/9/2052	CAD	800	681
Enbridge Inc.	5.760%	5/26/2053	CAD	1,300	1,008
Enbridge Inc.	5.320%	8/22/2054	CAD	2,000	1,459
Enbridge Inc.	5.150%	12/17/2055	CAD	3,430	2,501
Enbridge Pipelines Inc.	5.330%	4/6/2040	CAD	1,000	749
Enbridge Pipelines Inc.	4.550%	9/29/2045	CAD	2,856	1,918
Enbridge Pipelines Inc.	4.330%	2/22/2049	CAD	8,079	5,154
Enbridge Pipelines Inc.	4.200%	5/12/2051	CAD	1,651	1,023
Enbridge Pipelines Inc.	5.820%	8/17/2053	CAD	2,750	2,154
Energir Inc.	3.530%	5/16/2047	CAD	1,085	655
Energir SEC	3.040%	2/9/2032	CAD	2,516	1,769
Energir SEC	4.830%	6/2/2053	CAD	1,300	938
ENMAX Corp.	3.836%	6/5/2028	CAD	946	700
ENMAX Corp.	3.876%	10/18/2029	CAD	2,443	1,804
EPCOR Utilities Inc.	2.411%	6/30/2031	CAD	2,250	1,550
EPCOR Utilities Inc.	4.550%	2/28/2042	CAD	1,522	1,092
EPCOR Utilities Inc.	3.554%	11/27/2047	CAD	1,271	769
EPCOR Utilities Inc.	3.106%	7/8/2049	CAD	1,272	702
EPCOR Utilities Inc.	2.899%	5/19/2050	CAD	1,961	1,031
EPCOR Utilities Inc.	3.287%	6/28/2051	CAD	747	419
EPCOR Utilities Inc.	4.725%	9/2/2052	CAD	2,000	1,422
EPCOR Utilities Inc.	5.326%	10/3/2053	CAD	3,200	2,483
EPCOR Utilities Inc.	4.990%	5/31/2054	CAD	2,000	1,479
Equitable Bank	3.500%	5/28/2027	EUR	10,000	11,805
Equitable Bank	2.375%	9/28/2028	EUR	6,500	7,492
Fair Hydro Trust	3.357%	5/15/2033	CAD	3,609	2,572
Fairfax Financial Holdings Ltd.	4.250%	12/6/2027	CAD	7,657	5,690
Fairfax Financial Holdings Ltd.	4.230%	6/14/2029	CAD	1,195	889
Fairfax Financial Holdings Ltd.	3.950%	3/3/2031	CAD	1,800	1,320
Fairfax Financial Holdings Ltd.	4.730%	11/22/2034	CAD	6,800	5,060
Fairfax Financial Holdings Ltd.	5.100%	8/16/2055	CAD	2,330	1,636
Federation des Caisses Desjardins du Quebec	5.475%	8/16/2028	CAD	5,800	4,451
Federation des Caisses Desjardins du Quebec	5.467%	11/17/2028	CAD	2,500	1,922
Federation des Caisses Desjardins du Quebec	3.804%	9/24/2029	CAD	13,000	9,602
Federation des Caisses Desjardins du Quebec	2.683%	5/29/2030	EUR	10,000	11,532
Federation des Caisses Desjardins du Quebec	3.714%	7/16/2031	CAD	10,000	7,282
Federation des Caisses Desjardins du Quebec	5.035%	8/23/2032	CAD	2,900	2,176
Federation des Caisses Desjardins du Quebec	5.279%	5/15/2034	CAD	5,000	3,798
Federation des Caisses Desjardins du Quebec	4.264%	1/24/2035	CAD	2,000	1,482
Federation des Caisses Desjardins du Quebec	3.856%	3/3/2036	CAD	3,700	2,674
Finning International Inc.	5.077%	6/13/2042	CAD	900	627
First Capital Realty Inc. / First Cap Real Estate Inv Tr / First Cap New Sub Mut Fund	3.753%	7/12/2027	CAD	1,553	1,149
First Capital REIT	4.832%	6/13/2033	CAD	5,000	3,745
Fortis Inc.	2.180%	5/15/2028	CAD	1,568	1,128
Fortis Inc.	4.431%	5/31/2029	CAD	2,600	1,958
Fortis Inc.	4.090%	3/26/2032	CAD	9,340	6,891
Fortis Inc.	5.677%	11/8/2033	CAD	6,500	5,190
Fortis Inc.	5.100%	12/4/2055	CAD	3,660	2,675
FortisAlberta Inc.	3.672%	9/9/2047	CAD	2,136	1,311
FortisAlberta Inc.	2.632%	6/8/2051	CAD	748	367
FortisAlberta Inc.	4.862%	5/26/2053	CAD	1,500	1,087
FortisAlberta Inc.	4.897%	5/27/2054	CAD	1,000	728
FortisBC Energy Inc.	6.500%	5/1/2034	CAD	5,102	4,276
FortisBC Energy Inc.	5.900%	2/26/2035	CAD	1,300	1,059
FortisBC Energy Inc.	6.050%	2/15/2038	CAD	5,102	4,178
FortisBC Inc.	4.000%	10/28/2044	CAD	1,071	690
Gibson Energy Inc.	2.850%	7/14/2027	CAD	1,321	966
8

Total International Bond Index Fund
		Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
	Gibson Energy Inc.	3.600%	9/17/2029	CAD	2,592	1,896
	Gibson Energy Inc.	4.450%	11/12/2031	CAD	1,300	968
	Gibson Energy Inc.	4.450%	8/20/2032	CAD	3,300	2,441
	Gibson Energy Inc.	5.750%	7/12/2033	CAD	1,200	949
	Gildan Activewear Inc.	4.362%	11/22/2029	CAD	5,200	3,893
	Granite REIT Holdings LP	3.062%	6/4/2027	CAD	1,949	1,429
	Granite REIT Holdings LP	2.378%	12/18/2030	CAD	2,028	1,387
	Granite REIT Holdings LP	4.348%	10/4/2031	CAD	6,390	4,708
	Greater Toronto Airports Authority	1.540%	5/3/2028	CAD	4,121	2,937
	Greater Toronto Airports Authority	2.730%	4/3/2029	CAD	1,009	730
	Greater Toronto Airports Authority	6.980%	10/15/2032	CAD	1,700	1,453
	Greater Toronto Airports Authority	2.750%	10/17/2039	CAD	4,299	2,594
	Greater Toronto Airports Authority	5.300%	2/25/2041	CAD	2,081	1,635
[1]	Greater Toronto Airports Authority	5.300%	12/2/2041	CAD	2,550	1,849
	Greater Toronto Airports Authority	3.150%	10/5/2051	CAD	190	106
	Great-West Lifeco Inc.	3.337%	2/28/2028	CAD	4,500	3,309
	Great-West Lifeco Inc.	2.379%	5/14/2030	CAD	7,284	5,153
	Great-West Lifeco Inc.	6.670%	3/21/2033	CAD	1,015	856
	Great-West Lifeco Inc.	5.998%	11/16/2039	CAD	5,612	4,597
	Great-West Lifeco Inc.	2.981%	7/8/2050	CAD	770	407
	Honda Canada Finance Inc.	4.873%	9/23/2027	CAD	9,600	7,201
	Honda Canada Finance Inc.	4.899%	2/21/2029	CAD	3,700	2,808
	Honda Canada Finance Inc.	3.539%	9/23/2030	CAD	9,300	6,722
	Hospital for Sick Children	3.416%	12/7/2057	CAD	1,346	755
	Hospital Infrastructure Partners NOH Partnership	5.439%	1/31/2045	CAD	2,640	2,042
	Hydro One Inc.	4.910%	1/27/2028	CAD	15,900	12,014
	Hydro One Inc.	3.930%	11/30/2029	CAD	24,000	17,910
	Hydro One Inc.	1.690%	1/16/2031	CAD	3,000	2,047
	Hydro One Inc.	6.930%	6/1/2032	CAD	578	492
	Hydro One Inc.	4.160%	1/27/2033	CAD	1,000	746
	Hydro One Inc.	4.390%	3/1/2034	CAD	10,000	7,517
	Hydro One Inc.	5.360%	5/20/2036	CAD	509	404
	Hydro One Inc.	4.890%	3/13/2037	CAD	2,550	1,939
	Hydro One Inc.	4.390%	9/26/2041	CAD	115	81
	Hydro One Inc.	4.590%	10/9/2043	CAD	4,605	3,307
	Hydro One Inc.	4.170%	6/6/2044	CAD	1,300	884
	Hydro One Inc.	3.910%	2/23/2046	CAD	1,633	1,059
	Hydro One Inc.	5.000%	10/19/2046	CAD	1,019	763
	Hydro One Inc.	3.720%	11/18/2047	CAD	1,734	1,080
	Hydro One Inc.	3.630%	6/25/2049	CAD	10,653	6,464
	Hydro One Inc.	2.710%	2/28/2050	CAD	1,713	872
	Hydro One Inc.	3.100%	9/15/2051	CAD	2,170	1,176
	Hydro One Inc.	4.460%	1/27/2053	CAD	2,100	1,436
	Hydro One Inc.	4.850%	11/30/2054	CAD	12,750	9,259
	Hydro One Ltd.	1.410%	10/15/2027	CAD	3,359	2,415
	Hydro Ottawa Capital Corp.	3.991%	5/14/2043	CAD	1,071	698
	Hyundai Capital Canada Inc.	3.577%	11/22/2027	CAD	953	703
	Hyundai Capital Canada Inc.	5.565%	3/8/2028	CAD	6,200	4,720
	IGM Financial Inc.	4.115%	12/9/2047	CAD	3,104	1,990
	IGM Financial Inc.	4.174%	7/13/2048	CAD	500	322
	IGM Financial Inc.	4.206%	3/21/2050	CAD	1,513	969
	IGM Financial Inc.	5.426%	5/26/2053	CAD	800	613
	InPower BC General Partnership	4.471%	3/31/2033	CAD	1,556	1,148
	Intact Financial Corp.	2.850%	6/7/2027	CAD	1,179	865
	Intact Financial Corp.	2.179%	5/18/2028	CAD	1,800	1,296
	Intact Financial Corp.	4.653%	5/16/2034	CAD	1,200	903
	Intact Financial Corp.	5.160%	6/16/2042	CAD	1,520	1,146
	Intact Financial Corp.	2.954%	12/16/2050	CAD	1,254	649
	Intact Financial Corp.	3.765%	5/20/2053	CAD	1,000	594
	Intact Financial Corp.	5.276%	9/14/2054	CAD	2,000	1,512
	Integrated Team Solutions SJHC Partnership	5.946%	11/30/2042	CAD	70	57
	Inter Pipeline Ltd.	4.232%	6/1/2027	CAD	982	727
	Inter Pipeline Ltd.	5.760%	2/17/2028	CAD	3,526	2,685
	Inter Pipeline Ltd.	5.710%	5/29/2030	CAD	4,000	3,122
	Inter Pipeline Ltd.	3.983%	11/25/2031	CAD	12,818	9,318
	Inter Pipeline Ltd.	5.849%	5/18/2032	CAD	1,060	837
	Inter Pipeline Ltd.	6.590%	2/9/2034	CAD	4,943	4,079
	Inter Pipeline Ltd.	4.651%	2/13/2036	CAD	5,000	3,602
	Inter Pipeline Ltd.	5.091%	11/27/2051	CAD	847	580
	Keyera Corp.	3.934%	6/21/2028	CAD	1,123	832
9

Total International Bond Index Fund
		Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
	Keyera Corp.	3.702%	10/15/2030	CAD	7,300	5,336
	Keyera Corp.	4.204%	4/15/2033	CAD	5,520	4,042
	Keyera Corp.	5.663%	1/4/2054	CAD	2,000	1,515
	Keyera Corp.	5.309%	10/15/2055	CAD	6,300	4,584
	Kingston Solar LP	3.571%	7/31/2035	CAD	16	12
	Liberty Utilities Canada LP	3.315%	2/14/2050	CAD	3,700	1,985
	Loblaw Cos. Ltd.	4.488%	12/11/2028	CAD	1,782	1,340
	Loblaw Cos. Ltd.	3.564%	12/12/2029	CAD	5,765	4,229
	Loblaw Cos. Ltd.	5.008%	9/13/2032	CAD	600	464
	Loblaw Cos. Ltd.	5.900%	1/18/2036	CAD	1,272	1,028
	Loblaw Cos. Ltd.	5.336%	9/13/2052	CAD	2,000	1,523
	Loblaw Cos. Ltd.	5.115%	3/4/2054	CAD	1,565	1,155
	Lower Mattagami Energy LP	2.433%	5/14/2031	CAD	1,459	1,016
	Lower Mattagami Energy LP	5.139%	5/18/2041	CAD	2,443	1,874
	Lower Mattagami Energy LP	4.175%	4/23/2052	CAD	900	590
	Magna International Inc.	4.800%	5/30/2029	CAD	1,700	1,287
	Magna International Inc.	4.950%	1/31/2031	CAD	1,200	918
	Magna International Inc.	3.625%	5/21/2031	EUR	5,000	5,843
	Magna International Inc.	4.375%	3/17/2032	EUR	2,500	3,029
	Manulife Bank of Canada	3.992%	2/22/2028	CAD	3,000	2,228
	Manulife Bank of Canada	4.546%	3/8/2029	CAD	2,000	1,508
	Manulife Bank of Canada	3.717%	5/15/2030	CAD	1,950	1,432
	Manulife Finance Delaware LP	5.059%	12/15/2041	CAD	1,933	1,437
	Manulife Financial Corp.	5.409%	3/10/2033	CAD	4,100	3,114
	Manulife Financial Corp.	4.064%	12/6/2034	CAD	4,000	2,957
	Manulife Financial Corp.	2.818%	5/13/2035	CAD	13,704	9,676
	Metro Inc.	3.998%	11/27/2029	CAD	19,420	14,434
	Metro Inc.	5.970%	10/15/2035	CAD	575	471
	Metro Inc.	4.270%	12/4/2047	CAD	1,334	877
	Metro Inc.	3.413%	2/28/2050	CAD	1,224	694
	Montreal International Fuel Facilities Corp.	3.709%	4/10/2031	CAD	12,500	9,143
	Mountain View Partners GP	3.974%	3/31/2051	CAD	84	53
	National Bank of Canada	5.146%	9/2/2027	CAD	1,500	1,132
	National Bank of Canada	1.818%	12/16/2027	CAD	1,496	1,078
	National Bank of Canada	4.571%	7/11/2028	CAD	1,650	1,244
	National Bank of Canada	3.308%	8/15/2028	CAD	45,000	33,070
	National Bank of Canada	5.023%	2/1/2029	CAD	8,000	6,103
	National Bank of Canada	3.522%	7/17/2029	CAD	5,250	3,857
	National Bank of Canada	5.426%	8/16/2032	CAD	1,015	765
	National Bank of Canada	5.937%	12/22/2032	CAD	1,000	763
	National Bank of Canada	4.333%	8/15/2035	CAD	4,000	2,964
	NAV Canada	2.063%	5/29/2030	CAD	2,994	2,088
	NAV Canada	3.293%	3/30/2048	CAD	3,572	2,092
	NAV Canada	2.924%	9/29/2051	CAD	227	121
	North Battleford Power LP	4.958%	12/31/2032	CAD	1,271	954
	North West Redwater Partnership / NWR Financing Co. Ltd.	2.800%	6/1/2027	CAD	8,370	6,133
	North West Redwater Partnership / NWR Financing Co. Ltd.	4.250%	6/1/2029	CAD	1,580	1,183
	North West Redwater Partnership / NWR Financing Co. Ltd.	2.800%	6/1/2031	CAD	7,000	4,911
	North West Redwater Partnership / NWR Financing Co. Ltd.	4.150%	6/1/2033	CAD	2,805	2,069
	North West Redwater Partnership / NWR Financing Co. Ltd.	4.850%	6/1/2034	CAD	4,350	3,329
	North West Redwater Partnership / NWR Financing Co. Ltd.	3.650%	6/1/2035	CAD	2,493	1,733
	North West Redwater Partnership / NWR Financing Co. Ltd.	4.750%	6/1/2037	CAD	1,429	1,067
	North West Redwater Partnership / NWR Financing Co. Ltd.	3.700%	2/23/2043	CAD	1,950	1,236
	North West Redwater Partnership / NWR Financing Co. Ltd.	4.050%	7/22/2044	CAD	2,300	1,516
	North West Redwater Partnership / NWR Financing Co. Ltd.	3.750%	6/1/2051	CAD	2,700	1,628
	North West Redwater Partnership / NWR Financing Co. Ltd.	5.080%	6/1/2054	CAD	2,000	1,479
	Northern Courier Pipeline LP	3.365%	6/30/2042	CAD	672	469
[1]	Northern Courier Pipeline LP	3.365%	6/30/2042	CAD	1,377	970
	Northwestern Hydro Acquisition Co. II LP	3.877%	12/31/2036	CAD	730	478
	Northwestern Hydro Acquisition Co. III LP	3.940%	12/31/2038	CAD	1,174	756
	Nouvelle Autoroute 30 Financement Inc.	4.114%	3/31/2042	CAD	2,809	1,903
	Nouvelle Autoroute 30 Financement Inc.	4.115%	6/30/2042	CAD	769	520
	Nova Scotia Power Inc.	4.951%	11/15/2032	CAD	1,000	764
	Nova Scotia Power Inc.	5.610%	6/15/2040	CAD	1,053	821
	Nova Scotia Power Inc.	4.150%	3/6/2042	CAD	900	597
	Nova Scotia Power Inc.	4.500%	7/20/2043	CAD	1,052	722
	Nova Scotia Power Inc.	3.571%	4/5/2049	CAD	1,401	812
	Nova Scotia Power Inc.	3.307%	4/25/2050	CAD	946	518
	Nova Scotia Power Inc.	5.355%	3/24/2053	CAD	2,000	1,504
	Noverco Inc.	4.568%	1/28/2035	CAD	2,000	1,486
10

Total International Bond Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
OMERS Realty Corp.	3.244%	10/4/2027	CAD	3,660	2,694
OMERS Realty Corp.	5.381%	11/14/2028	CAD	1,060	814
OMERS Realty Corp.	3.628%	6/5/2030	CAD	2,296	1,687
OMERS Realty Corp.	4.960%	2/10/2031	CAD	1,017	786
Ontario Power Generation Inc.	3.315%	10/4/2027	CAD	6,195	4,565
Ontario Power Generation Inc.	2.977%	9/13/2029	CAD	4,082	2,949
Ontario Power Generation Inc.	3.215%	4/8/2030	CAD	13,000	9,414
Ontario Power Generation Inc.	4.922%	7/19/2032	CAD	2,000	1,539
Ontario Power Generation Inc.	4.831%	6/28/2034	CAD	2,500	1,908
Ontario Power Generation Inc.	3.838%	6/22/2048	CAD	1,941	1,199
Ontario Power Generation Inc.	4.248%	1/18/2049	CAD	800	525
Ontario Power Generation Inc.	3.651%	9/13/2050	CAD	923	546
Ontario Power Generation Inc.	2.947%	2/21/2051	CAD	1,457	753
Ontario Power Generation Inc.	4.866%	3/13/2055	CAD	4,500	3,209
OPB Finance Trust	3.890%	7/4/2042	CAD	2,000	1,337
Original Wempi Inc.	7.791%	10/4/2027	CAD	3,500	2,699
Ottawa MacDonald-Cartier International Airport Authority	3.933%	6/9/2045	CAD	783	522
Oxford Properties Group Trust	3.602%	11/13/2030	CAD	6,000	4,353
Pembina Pipeline Corp.	4.240%	6/15/2027	CAD	3,900	2,894
Pembina Pipeline Corp.	3.620%	4/3/2029	CAD	154	113
Pembina Pipeline Corp.	5.220%	6/28/2033	CAD	7,000	5,418
Pembina Pipeline Corp.	5.210%	1/12/2034	CAD	15,070	11,636
Pembina Pipeline Corp.	4.740%	1/21/2047	CAD	1,723	1,171
Pembina Pipeline Corp.	4.750%	3/26/2048	CAD	8,314	5,627
Pembina Pipeline Corp.	4.670%	5/28/2050	CAD	1,523	1,010
Pembina Pipeline Corp.	4.490%	12/10/2051	CAD	5,000	3,211
Plenary Health Bridgepoint LP	7.246%	8/31/2042	CAD	791	692
Plenary Health Care Partnerships Humber LP	4.895%	5/31/2039	CAD	974	729
Plenary PCL Health HIEP LP	4.907%	6/30/2060	CAD	6,813	4,804
Plenary Properties LTAP LP	6.288%	1/31/2044	CAD	3,012	2,489
Power Corp. of Canada	4.455%	7/27/2048	CAD	1,496	1,008
Reliance LP	2.680%	12/1/2027	CAD	1,543	1,122
Reliance LP	2.670%	8/1/2028	CAD	1,496	1,077
RioCan REIT	2.829%	11/8/2028	CAD	2,424	1,745
RioCan REIT	5.962%	10/1/2029	CAD	1,400	1,093
RioCan REIT	5.470%	3/1/2030	CAD	2,000	1,540
RioCan REIT	4.623%	10/3/2031	CAD	7,400	5,497
Rogers Communications Inc.	5.700%	9/21/2028	CAD	5,750	4,421
Rogers Communications Inc.	4.400%	11/2/2028	CAD	1,066	797
Rogers Communications Inc.	3.750%	4/15/2029	CAD	369	272
Rogers Communications Inc.	3.300%	12/10/2029	CAD	1,200	868
Rogers Communications Inc.	4.250%	4/15/2032	CAD	15,373	11,330
Rogers Communications Inc.	5.900%	9/21/2033	CAD	10,570	8,466
Rogers Communications Inc.	6.680%	11/4/2039	CAD	1,553	1,313
Rogers Communications Inc.	6.110%	8/25/2040	CAD	3,150	2,535
Rogers Communications Inc.	6.560%	3/22/2041	CAD	1,652	1,387
Royal Bank of Canada	3.625%	6/14/2027	GBP	5,000	6,714
Royal Bank of Canada	2.375%	9/13/2027	EUR	7,500	8,743
Royal Bank of Canada	1.500%	9/15/2027	EUR	10,300	11,862
Royal Bank of Canada	4.642%	1/17/2028	CAD	31,800	23,876
Royal Bank of Canada	5.000%	1/24/2028	GBP	5,000	6,802
Royal Bank of Canada	4.632%	5/1/2028	CAD	27,235	20,487
Royal Bank of Canada	3.500%	7/25/2028	EUR	9,000	10,680
Royal Bank of Canada	3.626%	12/10/2028	CAD	11,075	8,170
Royal Bank of Canada	2.125%	4/26/2029	EUR	9,600	10,917
Royal Bank of Canada	3.411%	6/12/2029	CAD	1,000	734
Royal Bank of Canada	3.831%	3/27/2030	CAD	31,400	23,200
Royal Bank of Canada	4.000%	10/17/2030	CAD	7,000	5,188
Royal Bank of Canada	3.985%	7/22/2031	CAD	4,000	2,961
Royal Bank of Canada	4.738%	9/9/2031	AUD	3,000	2,070
Royal Bank of Canada	3.572%	12/9/2031	CAD	11,000	8,095
Royal Bank of Canada	2.940%	5/3/2032	CAD	5,860	4,296
Royal Bank of Canada	5.096%	4/3/2034	CAD	325	247
Royal Bank of Canada	4.829%	8/8/2034	CAD	22,440	16,954
Royal Bank of Canada	4.464%	10/17/2035	CAD	2,880	2,143
Sagen MI Canada Inc.	3.261%	3/5/2031	CAD	1,600	1,117
Saputo Inc.	2.242%	6/16/2027	CAD	5,850	4,258
Saputo Inc.	5.250%	11/29/2029	CAD	1,100	849
Saputo Inc.	5.492%	11/20/2030	CAD	2,950	2,312
Scotiabank Capital Trust	5.650%	12/31/2056	CAD	2,013	1,555
11

Total International Bond Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
SEC LP & Arci Ltd.	5.188%	8/29/2033	CAD	1,970	1,431
SGTP Highway Bypass LP	4.105%	1/31/2045	CAD	1,355	950
Simon Fraser University	5.613%	6/10/2043	CAD	130	101
SmartCentres REIT	3.834%	12/21/2027	CAD	2,550	1,882
SmartCentres REIT	2.307%	12/18/2028	CAD	1,326	940
SmartCentres REIT	3.526%	12/20/2029	CAD	816	588
SmartCentres REIT	5.162%	8/1/2030	CAD	1,100	836
SmartCentres REIT	3.648%	12/11/2030	CAD	1,019	730
South Bow Canadian Infrastructure Holdings Ltd.	4.323%	2/1/2030	CAD	2,000	1,490
South Bow Canadian Infrastructure Holdings Ltd.	4.616%	2/1/2032	CAD	2,500	1,865
SSL Finance Inc.	4.099%	10/31/2045	CAD	1,355	924
Stantec Inc.	5.393%	6/27/2030	CAD	900	696
Stella-Jones Inc.	4.312%	10/1/2031	CAD	3,336	2,462
Sun Life Financial Inc.	2.580%	5/10/2032	CAD	21,180	15,475
Sun Life Financial Inc.	2.800%	11/21/2033	CAD	17,019	12,261
Sun Life Financial Inc.	4.780%	8/10/2034	CAD	3,300	2,498
Sun Life Financial Inc.	5.500%	7/4/2035	CAD	2,250	1,752
Sun Life Financial Inc.	2.060%	10/1/2035	CAD	6,000	4,119
Sun Life Financial Inc.	5.120%	5/15/2036	CAD	2,000	1,538
Sun Life Financial Inc.	4.140%	9/13/2037	CAD	2,500	1,822
Sun Life Financial Inc.	5.400%	5/29/2042	CAD	2,473	1,896
Suncor Energy Inc.	5.000%	4/9/2030	CAD	2,000	1,514
Suncor Energy Inc.	4.340%	9/13/2046	CAD	1,141	746
Suncor Energy Inc.	3.950%	3/4/2051	CAD	862	518
TELUS Corp.	2.350%	1/27/2028	CAD	3,061	2,212
TELUS Corp.	3.625%	3/1/2028	CAD	9,899	7,298
TELUS Corp.	4.800%	12/15/2028	CAD	4,567	3,452
TELUS Corp.	5.000%	9/13/2029	CAD	2,200	1,679
TELUS Corp.	4.950%	3/28/2033	CAD	2,150	1,636
TELUS Corp.	5.750%	9/8/2033	CAD	5,035	4,002
TELUS Corp.	5.100%	2/15/2034	CAD	5,000	3,824
TELUS Corp.	5.650%	9/13/2052	CAD	7,750	5,889
TELUS Corp.	5.950%	9/8/2053	CAD	1,160	918
Teranet Holdings LP	5.754%	12/17/2040	CAD	1,732	1,297
Teranet Holdings LP	6.100%	6/17/2041	CAD	1,198	928
TMX Group Ltd.	4.836%	2/18/2032	CAD	4,950	3,794
TMX Group Ltd.	4.970%	2/16/2034	CAD	1,600	1,233
Toromont Industries Ltd.	3.842%	10/27/2027	CAD	1,119	828
Toronto Hydro Corp.	1.500%	10/15/2030	CAD	3,600	2,444
Toronto Hydro Corp.	3.550%	7/28/2045	CAD	846	524
Toronto Hydro Corp.	3.485%	2/28/2048	CAD	2,603	1,560
Toronto Hydro Corp.	3.270%	10/18/2051	CAD	897	504
Toronto Hydro Corp.	4.950%	10/13/2052	CAD	1,500	1,110
Toronto-Dominion Bank	4.210%	6/1/2027	CAD	10,364	7,706
Toronto-Dominion Bank	0.100%	7/19/2027	EUR	10,219	11,602
Toronto-Dominion Bank	2.551%	8/3/2027	EUR	4,000	4,666
Toronto-Dominion Bank	2.776%	9/3/2027	EUR	20,000	23,427
Toronto-Dominion Bank	5.376%	10/21/2027	CAD	7,000	5,299
Toronto-Dominion Bank	4.477%	1/18/2028	CAD	3,000	2,246
Toronto-Dominion Bank	5.491%	9/8/2028	CAD	10,000	7,681
Toronto-Dominion Bank	3.191%	2/16/2029	EUR	20,000	23,572
Toronto-Dominion Bank	3.631%	12/13/2029	EUR	10,000	11,809
Toronto-Dominion Bank	1.952%	4/8/2030	EUR	8,600	9,534
Toronto-Dominion Bank	4.751%	9/11/2030	AUD	5,000	3,456
Toronto-Dominion Bank	3.842%	5/29/2031	CAD	15,000	11,045
Toronto-Dominion Bank	3.605%	9/10/2031	CAD	38,600	28,085
Toronto-Dominion Bank	3.687%	1/9/2032	CAD	11,000	8,018
Toronto-Dominion Bank	3.857%	4/7/2032	CAD	7,100	5,206
Toronto-Dominion Bank	3.129%	8/3/2032	EUR	2,000	2,281
Toronto-Dominion Bank	2.973%	9/9/2032	EUR	10,000	11,567
Toronto-Dominion Bank	3.247%	2/16/2034	EUR	4,738	5,517
Toronto-Dominion Bank	5.177%	4/9/2034	CAD	4,700	3,581
Toronto-Dominion Bank	4.231%	2/1/2035	CAD	1,000	741
Toronto-Dominion Bank	4.423%	10/31/2035	CAD	5,500	4,076
Toyota Credit Canada Inc.	4.420%	6/28/2027	CAD	2,000	1,492
Toyota Credit Canada Inc.	3.550%	10/4/2027	CAD	4,570	3,373
Toyota Credit Canada Inc.	5.160%	7/12/2028	CAD	1,600	1,218
Toyota Credit Canada Inc.	4.460%	3/19/2029	CAD	1,300	978
TransCanada PipeLines Ltd.	3.390%	3/15/2028	CAD	3,125	2,295
TransCanada PipeLines Ltd.	6.280%	5/26/2028	CAD	2,303	1,777
12

Total International Bond Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
TransCanada PipeLines Ltd.	5.277%	7/15/2030	CAD	2,000	1,550
TransCanada PipeLines Ltd.	4.575%	2/20/2035	CAD	12,750	9,429
TransCanada PipeLines Ltd.	4.330%	9/16/2047	CAD	12,996	8,371
TransCanada PipeLines Ltd.	4.180%	7/3/2048	CAD	5,540	3,472
TransCanada PipeLines Ltd.	5.127%	11/19/2055	CAD	5,000	3,551
Trillium Health Partners Volunteers	3.702%	12/20/2058	CAD	315	183
Trillium M Project Co. General Partnership	5.187%	10/31/2062	CAD	4,960	3,634
University of Ottawa	2.635%	2/13/2060	CAD	1,869	859
University of Toronto	4.251%	12/7/2051	CAD	1,275	848
Vancouver Airport Authority	2.874%	10/18/2049	CAD	1,074	577
Vancouver Airport Authority	2.800%	9/21/2050	CAD	1,222	641
Videotron Ltd.	4.650%	7/15/2029	CAD	10,000	7,555
Videotron Ltd.	3.950%	10/15/2032	CAD	7,500	5,409
Westcoast Energy Inc.	4.791%	10/28/2041	CAD	1,129	791
Whitecap Resources Inc.	4.968%	6/21/2029	CAD	1,000	761
WSP Global Inc.	2.408%	4/19/2028	CAD	1,821	1,312
WSP Global Inc.	5.548%	11/22/2030	CAD	2,065	1,611
WSP Global Inc.	4.754%	9/12/2034	CAD	8,025	5,969
WSP Global Inc.	4.586%	1/22/2036	CAD	10,990	7,937
York University	6.480%	3/7/2042	CAD	879	751
					2,027,397
China (0.0%)
Prosus NV	1.539%	8/3/2028	EUR	400	449
Prosus NV	1.288%	7/13/2029	EUR	1,416	1,546
Prosus NV	2.031%	8/3/2032	EUR	5,485	5,731
Prosus NV	2.778%	1/19/2034	EUR	5,294	5,611
					13,337
Czech Republic (0.0%)
CEZ A/S	3.000%	6/5/2028	EUR	6,359	7,436
Czech Gas Networks Investments Sarl	1.000%	7/16/2027	EUR	7,000	8,025
Czech Gas Networks Investments Sarl	0.450%	9/8/2029	EUR	2,100	2,228
Czech Gas Networks Investments Sarl	0.875%	3/31/2031	EUR	6,000	6,184
EP Infrastructure A/S	2.045%	10/9/2028	EUR	3,187	3,609
EP Infrastructure A/S	1.816%	3/2/2031	EUR	2,060	2,165
EP Infrastructure A/S	4.125%	2/27/2033	EUR	4,000	4,570
EPH Financing International A/S	6.651%	11/13/2028	EUR	4,000	4,960
EPH Financing International A/S	5.875%	11/30/2029	EUR	4,700	5,815
					44,992
Denmark (0.5%)
Carlsberg Breweries A/S	0.875%	7/1/2029	EUR	5,500	5,994
Carlsberg Breweries A/S	0.625%	3/9/2030	EUR	5,895	6,261
Carlsberg Breweries A/S	5.500%	2/28/2039	GBP	6,500	8,342
Danfoss Finance I BV	0.375%	10/28/2028	EUR	2,000	2,188
Danfoss Finance II BV	4.125%	12/2/2029	EUR	5,000	6,000
Danfoss Finance II BV	0.750%	4/28/2031	EUR	5,000	5,146
Danmarks Skibskredit A/S	0.250%	6/21/2028	EUR	9,300	10,273
Danske Bank A/S	0.750%	11/22/2027	EUR	7,631	8,666
Danske Bank A/S	6.500%	8/23/2028	GBP	2,500	3,462
Danske Bank A/S	0.750%	6/9/2029	EUR	10,224	11,393
Danske Bank A/S	4.750%	6/21/2030	EUR	20,000	24,393
Danske Bank A/S	4.125%	1/10/2031	EUR	3,000	3,608
Danske Bank A/S	3.875%	1/9/2032	EUR	10,000	11,880
Danske Bank A/S	4.625%	5/14/2034	EUR	10,000	11,998
DLR Kredit A/S	1.000%	4/1/2030	DKK	50,000	7,318
DSV Finance BV	1.375%	3/16/2030	EUR	5,000	5,465
DSV Finance BV	3.250%	11/6/2030	EUR	10,000	11,643
DSV Finance BV	3.375%	11/6/2034	EUR	5,000	5,680
DSV Finance BV	0.875%	9/17/2036	EUR	3,724	3,247
ISS Global A/S	1.500%	8/31/2027	EUR	10,329	11,869
Jyske Bank A/S	4.875%	11/10/2029	EUR	5,000	6,064
Jyske Bank A/S	3.625%	4/29/2031	EUR	4,000	4,692
Jyske Realkredit A/S	1.000%	4/1/2030	DKK	50,000	7,321
Nordea Kredit Realkreditaktieselskab	1.000%	4/1/2029	DKK	100,000	14,937
Nordea Kredit Realkreditaktieselskab	1.000%	4/1/2031	DKK	50,000	7,194
Novo Nordisk Finance Netherlands BV	2.375%	5/27/2028	EUR	8,000	9,269
Novo Nordisk Finance Netherlands BV	0.125%	6/4/2028	EUR	5,000	5,527
Novo Nordisk Finance Netherlands BV	1.375%	3/31/2030	EUR	1,000	1,099
Novo Nordisk Finance Netherlands BV	3.625%	5/27/2037	EUR	9,000	10,289
Novo Nordisk Finance Netherlands BV	4.000%	11/20/2045	EUR	2,000	2,234
13

Total International Bond Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
Nykredit Realkredit A/S	1.000%	7/1/2027	DKK	300,000	46,223
Nykredit Realkredit A/S	0.375%	1/17/2028	EUR	11,996	13,417
Nykredit Realkredit A/S	1.000%	7/1/2028	DKK	100,000	15,108
Nykredit Realkredit A/S	1.000%	1/1/2029	DKK	125,000	18,745
Nykredit Realkredit A/S	1.000%	7/1/2029	DKK	250,000	37,182
Nykredit Realkredit A/S	1.000%	1/1/2030	DKK	50,000	7,364
Nykredit Realkredit A/S	3.375%	1/10/2030	EUR	7,000	8,160
Nykredit Realkredit A/S	1.000%	7/1/2030	DKK	300,000	43,712
Nykredit Realkredit A/S	3.500%	7/10/2031	EUR	8,000	9,300
Nykredit Realkredit A/S	3.500%	1/12/2033	EUR	10,000	11,456
Nykredit Realkredit A/S	4.000%	4/24/2035	EUR	15,000	17,577
Nykredit Realkredit A/S	2.000%	10/1/2047	DKK	15,680	2,165
Orsted A/S	2.250%	6/14/2028	EUR	5,000	5,743
Orsted A/S	1.500%	11/26/2029	EUR	14,971	16,346
Orsted A/S	3.250%	9/13/2031	EUR	7,900	9,055
Orsted A/S	4.875%	1/12/2032	GBP	6,761	8,730
Orsted A/S	2.500%	5/16/2033	GBP	1,185	1,288
Orsted A/S	2.875%	6/14/2033	EUR	11,000	11,982
Orsted A/S	5.125%	9/13/2034	GBP	3,500	4,408
Orsted A/S	5.750%	4/9/2040	GBP	2,298	2,834
Pandora A/S	4.500%	4/10/2028	EUR	8,885	10,603
Realkredit Danmark A/S	1.000%	1/1/2029	DKK	250,000	37,490
TDC Net A/S	5.186%	8/2/2029	EUR	1,500	1,828
TDC Net A/S	5.618%	2/6/2030	EUR	3,000	3,696
TDC Net A/S	6.500%	6/1/2031	EUR	6,500	8,305
					586,169
Finland (0.3%)
Aktia Bank OYJ	2.625%	9/9/2030	EUR	2,200	2,535
Fortum OYJ	4.000%	5/26/2028	EUR	5,000	5,947
Fortum OYJ	2.125%	2/27/2029	EUR	900	1,025
Fortum OYJ	4.500%	5/26/2033	EUR	3,000	3,663
Lumo Kodit OYJ	0.875%	5/28/2029	EUR	3,438	3,706
Neste OYJ	4.250%	3/16/2033	EUR	5,000	6,045
Nokia OYJ	3.125%	5/15/2028	EUR	4,000	4,679
Nokia OYJ	4.375%	8/21/2031	EUR	1,000	1,214
Nordea Bank Abp	0.500%	5/14/2027	EUR	5,087	5,832
Nordea Bank Abp	4.125%	5/5/2028	EUR	10,000	11,941
Nordea Bank Abp	0.500%	11/2/2028	EUR	14,938	16,391
Nordea Bank Abp	2.500%	5/23/2029	EUR	9,600	11,022
Nordea Bank Abp	3.375%	6/11/2029	EUR	4,162	4,919
Nordea Bank Abp	2.875%	8/24/2032	EUR	7,000	7,896
Nordea Bank Abp	1.625%	12/9/2032	GBP	2,709	3,502
Nordea Bank Abp	3.625%	3/15/2034	EUR	5,000	5,835
Nordea Bank Abp	3.500%	9/17/2035	EUR	8,000	9,199
Nordea Bank Abp	3.250%	11/19/2035	EUR	15,000	17,114
Nordea Kiinnitysluottopankki OYJ	3.000%	2/20/2030	EUR	15,000	17,600
Nordea Kiinnitysluottopankki OYJ	2.625%	11/25/2030	EUR	10,000	11,517
Nordea Kiinnitysluottopankki OYJ	3.000%	1/31/2031	EUR	20,000	23,374
Nordea Kiinnitysluottopankki OYJ	3.000%	4/12/2034	EUR	14,000	16,135
Oma Saastopankki OYJ	0.010%	11/25/2027	EUR	4,700	5,267
OP Corporate Bank plc	0.625%	7/27/2027	EUR	5,000	5,696
OP Corporate Bank plc	4.000%	6/13/2028	EUR	10,000	11,936
OP Mortgage Bank	0.625%	2/15/2029	EUR	5,087	5,593
OP Mortgage Bank	2.500%	10/3/2029	EUR	4,450	5,134
OP Mortgage Bank	2.750%	1/25/2030	EUR	15,000	17,420
OP Mortgage Bank	0.010%	11/19/2030	EUR	15,362	15,690
Sampo OYJ	3.375%	5/23/2049	EUR	4,964	5,717
Sampo OYJ	2.500%	9/3/2052	EUR	13,827	14,689
SATO OYJ	1.375%	2/24/2028	EUR	2,100	2,386
SP-Kiinnitysluottopankki OYJ	3.250%	5/2/2031	EUR	5,000	5,870
Stora Enso OYJ	2.500%	6/7/2027	EUR	2,269	2,647
Stora Enso OYJ	2.500%	3/21/2028	EUR	2,294	2,654
Stora Enso OYJ	4.250%	9/1/2029	EUR	6,273	7,515
Teollisuuden Voima OYJ	1.375%	6/23/2028	EUR	3,000	3,382
Teollisuuden Voima OYJ	4.750%	6/1/2030	EUR	5,000	6,117
UPM-Kymmene OYJ	0.500%	3/22/2031	EUR	7,000	7,179
					315,983
14

Total International Bond Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
France (3.1%)
Abertis France SAS	1.625%	11/27/2027	EUR	5,900	6,747
Abertis France SAS	1.475%	1/18/2031	EUR	8,000	8,523
Accor SA	3.500%	3/4/2033	EUR	9,500	10,632
Aeroports de Paris SA	1.000%	1/5/2029	EUR	2,600	2,882
Aeroports de Paris SA	2.750%	4/2/2030	EUR	5,700	6,535
Aeroports de Paris SA	1.500%	7/2/2032	EUR	3,400	3,514
Aeroports de Paris SA	3.500%	3/20/2033	EUR	4,500	5,180
Aeroports de Paris SA	1.125%	6/18/2034	EUR	1,500	1,414
Aeroports de Paris SA	2.125%	10/11/2038	EUR	3,700	3,468
Air Liquide Finance SA	1.250%	6/13/2028	EUR	500	567
Air Liquide Finance SA	1.375%	4/2/2030	EUR	7,300	8,031
Air Liquide Finance SA	3.375%	5/29/2034	EUR	7,000	8,084
Air Liquide Finance SA	3.500%	3/21/2035	EUR	5,000	5,782
Airbus SE	1.625%	6/9/2030	EUR	2,100	2,316
Airbus SE	1.375%	5/13/2031	EUR	4,904	5,253
Airbus SE	2.375%	4/7/2032	EUR	2,314	2,575
Airbus SE	2.375%	6/9/2040	EUR	14,513	14,095
Alstom SA	0.000%	1/11/2029	EUR	3,900	4,155
Altarea SCA	1.750%	1/16/2030	EUR	1,500	1,614
APRR SA	1.875%	1/3/2029	EUR	5,000	5,681
APRR SA	3.125%	1/24/2030	EUR	7,000	8,155
APRR SA	1.625%	1/13/2032	EUR	4,700	4,974
Arkea Home Loans SFH SA	0.125%	7/12/2029	EUR	15,000	16,041
Arkea Home Loans SFH SA	1.500%	6/1/2033	EUR	5,000	5,165
Arkea Public Sector SCF SA	3.250%	1/10/2031	EUR	10,000	11,756
Arkea Public Sector SCF SA	3.004%	1/27/2032	EUR	11,000	12,731
Arkea Public Sector SCF SA	3.503%	1/13/2036	EUR	10,000	11,661
Arkema SA	4.250%	5/20/2030	EUR	10,000	12,031
Arkema SA	3.500%	9/12/2034	EUR	7,000	7,888
Arkema SA	4.800%	Perpetual	EUR	5,000	5,858
Autoroutes du Sud de la France SA	1.375%	6/27/2028	EUR	6,000	6,797
Autoroutes du Sud de la France SA	1.375%	1/22/2030	EUR	5,000	5,477
Autoroutes du Sud de la France SA	1.375%	2/21/2031	EUR	9,000	9,611
AXA Home Loan SFH SA	0.010%	10/16/2029	EUR	5,000	5,266
AXA SA	3.750%	10/12/2030	EUR	4,500	5,392
AXA SA	3.375%	5/31/2034	EUR	11,000	12,757
AXA SA	1.375%	10/7/2041	EUR	3,724	3,867
AXA SA	1.875%	7/10/2042	EUR	6,600	6,854
AXA SA	4.250%	3/10/2043	EUR	4,450	5,251
AXA SA	5.500%	7/11/2043	EUR	11,955	15,077
AXA SA	3.375%	7/6/2047	EUR	3,943	4,626
AXA SA	3.250%	5/28/2049	EUR	16,004	18,497
Ayvens SA	4.000%	7/5/2027	EUR	4,600	5,457
Ayvens SA	3.875%	1/24/2028	EUR	3,800	4,510
Ayvens SA	4.875%	10/6/2028	EUR	3,700	4,494
Ayvens SA	4.000%	1/24/2031	EUR	1,900	2,272
Banque Federative du Credit Mutuel SA	0.100%	10/8/2027	EUR	3,700	4,166
Banque Federative du Credit Mutuel SA	1.625%	11/15/2027	EUR	2,300	2,631
Banque Federative du Credit Mutuel SA	0.875%	12/7/2027	GBP	7,900	10,081
Banque Federative du Credit Mutuel SA	2.500%	5/25/2028	EUR	7,500	8,641
Banque Federative du Credit Mutuel SA	0.250%	6/29/2028	EUR	4,800	5,306
Banque Federative du Credit Mutuel SA	0.250%	7/19/2028	EUR	10,600	11,650
Banque Federative du Credit Mutuel SA	1.203%	10/16/2028	JPY	500,000	3,126
Banque Federative du Credit Mutuel SA	1.875%	10/26/2028	GBP	2,800	3,531
Banque Federative du Credit Mutuel SA	0.625%	11/3/2028	EUR	18,300	20,120
Banque Federative du Credit Mutuel SA	4.125%	3/13/2029	EUR	10,000	12,010
Banque Federative du Credit Mutuel SA	1.875%	6/18/2029	EUR	5,000	5,591
Banque Federative du Credit Mutuel SA	5.000%	10/22/2029	GBP	5,000	6,762
Banque Federative du Credit Mutuel SA	0.750%	1/17/2030	EUR	1,000	1,064
Banque Federative du Credit Mutuel SA	1.250%	6/3/2030	EUR	11,000	11,779
Banque Federative du Credit Mutuel SA	0.625%	2/21/2031	EUR	12,500	12,741
Banque Federative du Credit Mutuel SA	5.250%	9/10/2031	GBP	14,000	18,942
Banque Federative du Credit Mutuel SA	4.750%	11/10/2031	EUR	15,000	18,467
Banque Federative du Credit Mutuel SA	1.125%	11/19/2031	EUR	8,100	8,213
Banque Federative du Credit Mutuel SA	3.625%	9/14/2032	EUR	9,000	10,520
Banque Federative du Credit Mutuel SA	5.125%	1/13/2033	EUR	9,000	11,149
Banque Federative du Credit Mutuel SA	3.750%	2/1/2033	EUR	21,700	25,453
Banque Federative du Credit Mutuel SA	4.125%	6/14/2033	EUR	12,000	14,401
Banque Federative du Credit Mutuel SA	4.375%	1/11/2034	EUR	6,000	7,096
15

Total International Bond Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
Banque Federative du Credit Mutuel SA	3.750%	2/3/2034	EUR	10,000	11,700
BNP Paribas Home Loan SFH SA	3.000%	1/31/2030	EUR	3,100	3,624
BNP Paribas SA	1.875%	12/14/2027	GBP	3,000	3,878
BNP Paribas SA	1.500%	5/25/2028	EUR	10,000	11,356
BNP Paribas SA	0.500%	5/30/2028	EUR	14,000	15,988
BNP Paribas SA	2.750%	7/25/2028	EUR	20,000	23,350
BNP Paribas SA	0.500%	9/1/2028	EUR	4,400	4,985
BNP Paribas SA	3.875%	2/23/2029	EUR	10,000	11,880
BNP Paribas SA	2.875%	2/24/2029	GBP	5,000	6,383
BNP Paribas SA	1.125%	4/17/2029	EUR	5,000	5,632
BNP Paribas SA	1.375%	5/28/2029	EUR	12,100	13,377
BNP Paribas SA	2.538%	7/13/2029	CAD	2,109	1,514
BNP Paribas SA	6.000%	8/18/2029	GBP	4,000	5,547
BNP Paribas SA	3.625%	9/1/2029	EUR	5,000	5,903
BNP Paribas SA	0.500%	1/19/2030	EUR	7,600	8,248
BNP Paribas SA	0.875%	7/11/2030	EUR	4,600	4,978
BNP Paribas SA	3.875%	1/10/2031	EUR	5,000	5,974
BNP Paribas SA	1.625%	7/2/2031	EUR	2,800	2,951
BNP Paribas SA	1.250%	7/13/2031	GBP	13,000	14,371
BNP Paribas SA	4.042%	1/10/2032	EUR	5,000	5,961
BNP Paribas SA	2.100%	4/7/2032	EUR	4,000	4,276
BNP Paribas SA	4.125%	9/26/2032	EUR	6,000	7,238
BNP Paribas SA	4.750%	11/13/2032	EUR	26,000	31,943
BNP Paribas SA	4.125%	5/24/2033	EUR	5,000	6,049
BNP Paribas SA	0.875%	8/31/2033	EUR	9,000	9,889
BNP Paribas SA	3.494%	9/17/2033	EUR	5,000	5,732
BNP Paribas SA	4.159%	8/28/2034	EUR	20,000	23,618
BNP Paribas SA	4.487%	9/3/2035	CAD	10,000	7,378
BNP Paribas SA	2.000%	9/13/2036	GBP	1,900	1,796
Bouygues SA	1.375%	6/7/2027	EUR	7,500	8,664
Bouygues SA	1.125%	7/24/2028	EUR	2,500	2,805
Bouygues SA	2.250%	6/29/2029	EUR	13,100	14,930
Bouygues SA	4.625%	6/7/2032	EUR	7,500	9,273
Bouygues SA	3.250%	6/30/2037	EUR	4,500	4,974
Bouygues SA	5.375%	6/30/2042	EUR	2,800	3,596
BPCE SA	1.625%	1/31/2028	EUR	5,700	6,511
BPCE SA	4.500%	4/26/2028	AUD	4,500	3,163
BPCE SA	0.914%	7/13/2028	JPY	200,000	1,247
BPCE SA	6.000%	9/29/2028	GBP	2,000	2,747
BPCE SA	1.625%	3/2/2029	EUR	8,000	9,106
BPCE SA	5.250%	4/16/2029	GBP	4,500	6,049
BPCE SA	0.750%	3/3/2031	EUR	4,000	4,101
BPCE SA	3.375%	12/19/2031	EUR	5,000	5,770
BPCE SA	1.000%	1/14/2032	EUR	4,400	4,449
BPCE SA	4.000%	11/29/2032	EUR	9,000	10,771
BPCE SA	4.500%	1/13/2033	EUR	17,000	20,578
BPCE SA	4.125%	3/8/2033	EUR	8,000	9,477
BPCE SA	3.625%	10/1/2033	EUR	7,000	8,060
BPCE SA	1.750%	2/2/2034	EUR	7,500	8,326
BPCE SA	4.750%	6/14/2034	EUR	5,000	6,123
BPCE SA	4.250%	1/11/2035	EUR	5,000	5,947
BPCE SA	5.125%	1/25/2035	EUR	9,000	10,939
BPCE SA	4.250%	7/16/2035	EUR	5,000	5,885
BPCE SA	3.875%	1/25/2036	EUR	5,000	5,892
BPCE SA	4.875%	2/26/2036	EUR	6,000	7,241
BPCE SA	4.125%	2/27/2039	EUR	10,000	11,392
BPCE SFH SA	0.625%	9/22/2027	EUR	2,500	2,844
BPCE SFH SA	0.010%	11/10/2027	EUR	26,100	29,319
BPCE SFH SA	0.875%	4/13/2028	EUR	6,000	6,761
BPCE SFH SA	0.750%	2/23/2029	EUR	23,000	25,346
BPCE SFH SA	1.000%	6/8/2029	EUR	2,200	2,428
BPCE SFH SA	3.000%	10/17/2029	EUR	5,000	5,854
BPCE SFH SA	2.500%	10/22/2029	EUR	10,000	11,523
BPCE SFH SA	2.750%	2/12/2030	EUR	25,300	29,324
BPCE SFH SA	1.125%	4/12/2030	EUR	13,800	15,011
BPCE SFH SA	2.625%	7/24/2030	EUR	6,000	6,898
BPCE SFH SA	0.010%	3/18/2031	EUR	14,700	14,780
BPCE SFH SA	0.625%	5/29/2031	EUR	8,900	9,183
BPCE SFH SA	0.375%	1/21/2032	EUR	13,100	13,051
BPCE SFH SA	3.000%	3/24/2032	EUR	5,000	5,771
16

Total International Bond Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
BPCE SFH SA	3.375%	1/16/2036	EUR	10,000	11,533
BPCE SFH SA	3.125%	2/20/2036	EUR	10,000	11,301
Bureau Veritas SA	3.500%	5/22/2036	EUR	2,000	2,268
Caisse de Refinancement de l'Habitat SA	0.010%	2/7/2028	EUR	5,000	5,572
Caisse de Refinancement de l'Habitat SA	2.750%	4/12/2028	EUR	12,000	14,020
Caisse de Refinancement de l'Habitat SA	2.750%	1/12/2029	EUR	15,400	17,948
Caisse de Refinancement de l'Habitat SA	0.010%	10/8/2029	EUR	10,700	11,328
Caisse de Refinancement de l'Habitat SA	3.000%	1/11/2030	EUR	5,000	5,851
Caisse de Refinancement de l'Habitat SA	2.875%	3/25/2031	EUR	10,000	11,576
Caisse de Refinancement de l'Habitat SA	3.375%	6/28/2032	EUR	10,000	11,790
Caisse de Refinancement de l'Habitat SA	3.125%	2/23/2033	EUR	4,500	5,203
Caisse Nationale de Reassurance Mutuelle Agricole Groupama	0.750%	7/7/2028	EUR	4,800	5,305
Caisse Nationale de Reassurance Mutuelle Agricole Groupama	3.375%	9/24/2028	EUR	1,700	1,985
Capgemini SE	1.750%	4/18/2028	EUR	7,800	8,921
Capgemini SE	1.125%	6/23/2030	EUR	3,000	3,183
Capgemini SE	3.125%	9/25/2031	EUR	8,000	9,076
Capgemini SE	2.375%	4/15/2032	EUR	5,700	6,178
Capgemini SE	3.500%	9/25/2034	EUR	1,000	1,118
Carmila SA	1.625%	4/1/2029	EUR	900	1,007
Carmila SA	3.875%	1/25/2032	EUR	1,500	1,736
Carmila SA	3.750%	1/13/2033	EUR	10,000	11,427
Carrefour SA	2.625%	12/15/2027	EUR	5,000	5,822
Carrefour SA	2.375%	10/30/2029	EUR	4,800	5,477
Carrefour SA	4.375%	11/14/2031	EUR	9,000	10,905
Carrefour SA	3.625%	10/17/2032	EUR	7,000	8,107
CCF SFH SACA	2.500%	6/28/2028	EUR	8,800	10,199
CCF SFH SACA	2.750%	5/7/2031	EUR	9,000	10,318
Cie de Financement Foncier SA	0.010%	11/10/2027	EUR	5,000	5,614
Cie de Financement Foncier SA	0.750%	1/11/2028	EUR	5,600	6,333
Cie de Financement Foncier SA	0.500%	3/16/2028	EUR	9,600	10,762
Cie de Financement Foncier SA	0.875%	9/11/2028	EUR	9,400	10,501
Cie de Financement Foncier SA	0.010%	4/16/2029	EUR	10,000	10,747
Cie de Financement Foncier SA	3.000%	4/24/2032	EUR	20,900	24,122
Cie de Financement Foncier SA	3.125%	5/28/2034	EUR	5,000	5,723
Cie de Financement Foncier SA	0.010%	10/29/2035	EUR	19,000	15,856
Cie de Financement Foncier SA	0.600%	10/25/2041	EUR	13,800	10,043
Cie de Financement Foncier SA	3.875%	4/25/2055	EUR	2,049	2,288
Cie de Saint-Gobain SA	1.375%	6/14/2027	EUR	8,000	9,225
Cie de Saint-Gobain SA	2.375%	10/4/2027	EUR	2,200	2,559
Cie de Saint-Gobain SA	2.125%	6/10/2028	EUR	2,500	2,875
Cie de Saint-Gobain SA	1.875%	9/21/2028	EUR	6,200	7,072
Cie de Saint-Gobain SA	3.875%	11/29/2030	EUR	10,000	11,975
Cie de Saint-Gobain SA	1.875%	3/15/2031	EUR	2,800	3,054
Cie de Saint-Gobain SA	2.625%	8/10/2032	EUR	2,200	2,443
Cie de Saint-Gobain SA	3.625%	8/9/2036	EUR	9,000	10,177
Cie Generale des Etablissements Michelin SCA	1.750%	5/28/2027	EUR	100	116
Cie Generale des Etablissements Michelin SCA	0.000%	11/2/2028	EUR	6,300	6,851
Cie Generale des Etablissements Michelin SCA	1.750%	9/3/2030	EUR	11,000	12,081
Cie Generale des Etablissements Michelin SCA	3.375%	5/16/2036	EUR	4,000	4,529
Cie Generale des Etablissements Michelin SCA	2.500%	9/3/2038	EUR	2,600	2,610
CNP Assurances SA	1.250%	1/27/2029	EUR	2,000	2,211
CNP Assurances SA	4.500%	6/10/2047	EUR	3,800	4,500
CNP Assurances SA	2.000%	7/27/2050	EUR	6,500	7,048
CNP Assurances SA	2.500%	6/30/2051	EUR	3,100	3,388
CNP Assurances SA	5.250%	7/18/2053	EUR	4,700	5,796
Coentreprise de Transport d'Electricite SA	2.125%	7/29/2032	EUR	8,400	8,964
Cofiroute SA	3.125%	3/6/2033	EUR	5,000	5,663
Covivio Hotels SACA	1.000%	7/27/2029	EUR	2,800	3,041
Covivio Hotels SACA	4.125%	5/23/2033	EUR	3,000	3,508
Covivio SA	2.375%	2/20/2028	EUR	100	116
Covivio SA	1.625%	6/23/2030	EUR	2,200	2,395
Covivio SA	1.125%	9/17/2031	EUR	4,000	4,087
Covivio SA	4.625%	6/5/2032	EUR	1,900	2,307
Covivio SA	3.625%	6/17/2034	EUR	7,500	8,426
Credit Agricole Assurances SA	2.000%	7/17/2030	EUR	2,800	3,050
Credit Agricole Assurances SA	1.500%	10/6/2031	EUR	7,400	7,704
Credit Agricole Assurances SA	5.875%	10/25/2033	EUR	1,900	2,454
Credit Agricole Assurances SA	4.500%	12/17/2034	EUR	2,800	3,337
Credit Agricole Assurances SA	4.125%	12/17/2036	EUR	3,000	3,434
Credit Agricole Assurances SA	4.750%	9/27/2048	EUR	1,200	1,436
17

Total International Bond Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
Credit Agricole Home Loan SFH SA	0.750%	5/5/2027	EUR	18,400	21,153
Credit Agricole Home Loan SFH SA	0.875%	8/31/2027	EUR	6,100	6,973
Credit Agricole Home Loan SFH SA	0.875%	8/11/2028	EUR	14,100	15,788
Credit Agricole Home Loan SFH SA	1.000%	1/16/2029	EUR	7,600	8,461
Credit Agricole Home Loan SFH SA	0.050%	12/6/2029	EUR	15,000	15,814
Credit Agricole Home Loan SFH SA	3.000%	12/1/2030	EUR	12,500	14,592
Credit Agricole Home Loan SFH SA	1.250%	3/24/2031	EUR	9,100	9,779
Credit Agricole Home Loan SFH SA	0.010%	11/3/2031	EUR	16,700	16,468
Credit Agricole Home Loan SFH SA	1.375%	2/3/2032	EUR	2,200	2,330
Credit Agricole Home Loan SFH SA	3.000%	12/11/2032	EUR	9,000	10,372
Credit Agricole Home Loan SFH SA	0.875%	5/6/2034	EUR	10,100	9,717
Credit Agricole Home Loan SFH SA	1.500%	2/3/2037	EUR	10,000	9,519
Credit Agricole Home Loan SFH SA	1.500%	9/28/2038	EUR	2,500	2,278
Credit Agricole Public Sector SCF SA	0.875%	8/2/2027	EUR	20,402	23,355
Credit Agricole Public Sector SCF SA	0.010%	9/13/2028	EUR	5,000	5,471
Credit Agricole Public Sector SCF SA	0.625%	3/29/2029	EUR	7,100	7,785
Credit Agricole Public Sector SCF SA	3.000%	1/16/2033	EUR	10,000	11,508
Credit Agricole SA	1.375%	5/3/2027	EUR	15,000	17,362
Credit Agricole SA	0.375%	4/20/2028	EUR	4,800	5,334
Credit Agricole SA	1.750%	3/5/2029	EUR	6,000	6,741
Credit Agricole SA	2.000%	3/25/2029	EUR	6,400	7,220
Credit Agricole SA	1.000%	7/3/2029	EUR	7,300	8,011
Credit Agricole SA	2.500%	8/29/2029	EUR	9,000	10,330
Credit Agricole SA	0.500%	9/21/2029	EUR	13,600	14,940
Credit Agricole SA	4.875%	10/23/2029	GBP	2,000	2,695
Credit Agricole SA	4.125%	3/7/2030	EUR	6,300	7,614
Credit Agricole SA	3.875%	4/20/2031	EUR	12,000	14,360
Credit Agricole SA	0.875%	1/14/2032	EUR	6,400	6,445
Credit Agricole SA	4.000%	1/18/2033	EUR	3,000	3,605
Credit Agricole SA	4.375%	11/27/2033	EUR	10,000	12,111
Credit Agricole SA	2.500%	4/22/2034	EUR	8,000	8,499
Credit Agricole SA	5.750%	11/9/2034	GBP	8,000	10,899
Credit Agricole SA	3.875%	11/28/2034	EUR	11,000	12,995
Credit Agricole SA	4.125%	3/18/2035	EUR	10,000	11,790
Credit Agricole SA	3.750%	5/27/2035	EUR	10,000	11,499
Credit Agricole SA	4.186%	10/15/2035	CAD	7,500	5,453
Credit Agricole SA	6.000%	10/22/2035	GBP	7,000	9,574
Credit Agricole SA	4.125%	2/26/2036	EUR	5,000	5,894
Credit Mutuel Arkea SA	0.875%	5/7/2027	EUR	1,000	1,151
Credit Mutuel Arkea SA	0.375%	10/3/2028	EUR	5,100	5,607
Credit Mutuel Arkea SA	3.500%	2/9/2029	EUR	10,000	11,700
Credit Mutuel Arkea SA	1.125%	5/23/2029	EUR	1,100	1,212
Credit Mutuel Arkea SA	3.375%	3/11/2031	EUR	2,000	2,272
Credit Mutuel Arkea SA	0.875%	10/25/2031	EUR	4,200	4,263
Credit Mutuel Arkea SA	0.875%	3/11/2033	EUR	6,000	5,786
Credit Mutuel Arkea SA	4.125%	2/1/2034	EUR	7,000	8,367
Credit Mutuel Arkea SA	4.810%	5/15/2035	EUR	7,000	8,418
Credit Mutuel Home Loan SFH SA	0.750%	9/15/2027	EUR	30,700	34,994
Credit Mutuel Home Loan SFH SA	1.000%	4/30/2028	EUR	7,500	8,466
Credit Mutuel Home Loan SFH SA	0.010%	7/20/2028	EUR	9,200	10,114
Credit Mutuel Home Loan SFH SA	1.000%	1/30/2029	EUR	2,800	3,112
Credit Mutuel Home Loan SFH SA	2.625%	6/6/2030	EUR	6,500	7,473
Credit Mutuel Home Loan SFH SA	3.000%	2/3/2031	EUR	20,400	23,709
Credit Mutuel Home Loan SFH SA	3.000%	7/29/2032	EUR	4,600	5,307
Credit Mutuel Home Loan SFH SA	3.125%	6/6/2035	EUR	5,000	5,658
Crelan Home Loan SCF	1.375%	4/18/2033	EUR	7,900	8,053
Danone SA	0.395%	6/10/2029	EUR	9,300	10,043
Danone SA	3.706%	11/13/2029	EUR	500	594
Danone SA	3.481%	5/3/2030	EUR	4,600	5,424
Danone SA	3.470%	5/22/2031	EUR	5,400	6,351
Dassault Systemes SE	0.375%	9/16/2029	EUR	5,000	5,355
Edenred SE	3.625%	6/13/2031	EUR	1,000	1,172
Edenred SE	3.625%	8/5/2032	EUR	2,500	2,900
Electricite de France SA	4.375%	10/12/2029	EUR	13,500	16,348
Electricite de France SA	5.875%	7/18/2031	GBP	1,588	2,203
Electricite de France SA	4.250%	1/25/2032	EUR	1,500	1,819
Electricite de France SA	1.000%	11/29/2033	EUR	8,700	8,324
Electricite de France SA	5.379%	5/17/2034	CAD	200	154
Electricite de France SA	6.125%	6/2/2034	GBP	8,050	10,942
Electricite de France SA	4.750%	10/12/2034	EUR	5,700	7,066
18

Total International Bond Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
Electricite de France SA	4.573%	2/6/2035	CAD	4,000	2,919
Electricite de France SA	4.375%	6/17/2036	EUR	7,000	8,399
Electricite de France SA	1.875%	10/13/2036	EUR	10,400	9,878
Electricite de France SA	5.500%	3/27/2037	GBP	4,600	5,759
Electricite de France SA	4.500%	11/12/2040	EUR	1,900	2,248
Electricite de France SA	5.500%	10/17/2041	GBP	11,500	13,732
Electricite de France SA	4.625%	1/25/2043	EUR	7,800	8,972
Electricite de France SA	4.750%	6/17/2044	EUR	2,000	2,328
Electricite de France SA	6.627%	8/28/2045	AUD	4,000	2,807
Electricite de France SA	2.000%	12/9/2049	EUR	6,800	4,733
Electricite de France SA	5.125%	9/22/2050	GBP	4,500	4,720
Electricite de France SA	5.777%	5/17/2054	CAD	2,500	1,892
Electricite de France SA	6.500%	11/8/2064	GBP	3,000	3,737
Electricite de France SA	6.000%	1/23/2114	GBP	5,100	5,664
Engie SA	0.375%	6/11/2027	EUR	8,200	9,365
Engie SA	1.500%	3/27/2028	EUR	5,000	5,697
Engie SA	1.750%	3/27/2028	EUR	7,600	8,700
Engie SA	1.375%	6/22/2028	EUR	10,700	12,110
Engie SA	7.000%	10/30/2028	GBP	2,750	3,910
Engie SA	3.500%	9/27/2029	EUR	9,000	10,633
Engie SA	0.375%	10/26/2029	EUR	1,000	1,065
Engie SA	3.625%	1/11/2030	EUR	3,500	4,148
Engie SA	2.125%	3/30/2032	EUR	6,100	6,613
Engie SA	1.875%	9/19/2033	EUR	1,200	1,228
Engie SA	4.250%	9/6/2034	EUR	5,000	6,023
Engie SA	4.000%	1/11/2035	EUR	6,300	7,423
Engie SA	1.500%	3/13/2035	EUR	5,000	4,815
Engie SA	1.000%	10/26/2036	EUR	3,500	3,077
Engie SA	2.000%	9/28/2037	EUR	3,600	3,416
Engie SA	1.375%	6/21/2039	EUR	4,800	4,028
Engie SA	1.250%	10/24/2041	EUR	4,500	3,381
Engie SA	4.500%	9/6/2042	EUR	5,400	6,332
Engie SA	4.250%	1/11/2043	EUR	2,000	2,258
Engie SA	4.250%	3/6/2044	EUR	5,000	5,658
Engie SA	5.625%	4/3/2053	GBP	1,000	1,161
Engie SA	5.000%	10/1/2060	GBP	3,550	3,739
Engie SA	5.950%	3/16/2111	EUR	1,625	2,343
Engie SA	1.500%	Perpetual	EUR	7,500	8,379
Engie SA	1.875%	Perpetual	EUR	4,000	4,217
Engie SA	5.125%	Perpetual	EUR	5,000	6,038
EssilorLuxottica SA	0.500%	6/5/2028	EUR	10,200	11,392
Gecina SA	1.375%	6/30/2027	EUR	100	115
Gecina SA	1.375%	1/26/2028	EUR	1,700	1,932
Gecina SA	1.000%	1/30/2029	EUR	1,100	1,221
Gecina SA	2.000%	6/30/2032	EUR	4,400	4,691
Gecina SA	0.875%	1/25/2033	EUR	4,000	3,876
Gecina SA	3.375%	8/4/2035	EUR	5,000	5,600
Gecina SA	0.875%	6/30/2036	EUR	3,600	3,100
GELF Bond Issuer I SA	1.125%	7/18/2029	EUR	2,104	2,277
GELF Bond Issuer I SA	3.625%	11/27/2031	EUR	1,100	1,265
Groupe des Assurances du Credit Mutuel SADIR	3.750%	4/30/2029	EUR	1,800	2,132
Groupe des Assurances du Credit Mutuel SADIR	1.850%	4/21/2042	EUR	2,700	2,797
Groupe VYV	1.625%	7/2/2029	EUR	2,000	2,190
HSBC Continental Europe SA	0.100%	9/3/2027	EUR	5,100	5,764
ICADE	1.625%	2/28/2028	EUR	2,000	2,268
ICADE	1.000%	1/19/2030	EUR	1,400	1,482
ICADE	0.625%	1/18/2031	EUR	3,700	3,701
Imerys SA	1.000%	7/15/2031	EUR	2,500	2,535
Imerys SA	4.000%	11/21/2032	EUR	5,000	5,761
In'li SA	1.125%	7/2/2029	EUR	1,000	1,091
ITM Entreprises SAS	5.750%	7/22/2029	EUR	2,500	3,092
JCDecaux SE	2.625%	4/24/2028	EUR	2,500	2,893
JCDecaux SE	5.000%	1/11/2029	EUR	1,500	1,826
JCDecaux SE	1.625%	2/7/2030	EUR	2,300	2,517
Kering SA	3.250%	2/27/2029	EUR	9,000	10,541
Kering SA	3.625%	9/5/2031	EUR	9,000	10,523
Kering SA	5.000%	11/23/2032	GBP	7,500	9,916
Kering SA	3.375%	2/27/2033	EUR	9,000	10,211
Kering SA	3.625%	3/11/2036	EUR	2,500	2,794
Klepierre SA	2.000%	5/12/2029	EUR	2,100	2,371
19

Total International Bond Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
Klepierre SA	0.625%	7/1/2030	EUR	4,500	4,685
Klepierre SA	0.875%	2/17/2031	EUR	4,200	4,330
Klepierre SA	1.250%	9/29/2031	EUR	2,300	2,382
Klepierre SA	1.625%	12/13/2032	EUR	1,500	1,534
Klepierre SA	3.875%	9/23/2033	EUR	2,300	2,692
La Banque Postale Home Loan SFH SA	0.625%	6/23/2027	EUR	6,350	7,268
La Banque Postale Home Loan SFH SA	0.875%	2/7/2028	EUR	4,500	5,091
La Banque Postale Home Loan SFH SA	1.000%	10/4/2028	EUR	2,500	2,799
La Banque Postale Home Loan SFH SA	3.125%	2/19/2029	EUR	10,000	11,748
La Banque Postale Home Loan SFH SA	0.010%	10/22/2029	EUR	23,600	24,900
La Banque Postale Home Loan SFH SA	2.750%	11/5/2031	EUR	2,400	2,744
La Banque Postale Home Loan SFH SA	3.125%	1/29/2034	EUR	2,400	2,756
La Banque Postale SA	3.000%	6/9/2028	EUR	3,800	4,424
La Banque Postale SA	2.000%	7/13/2028	EUR	4,700	5,382
La Banque Postale SA	1.375%	4/24/2029	EUR	5,000	5,547
La Banque Postale SA	3.500%	6/13/2030	EUR	7,700	9,100
La Banque Postale SA	0.750%	8/2/2032	EUR	2,400	2,737
La Banque Postale SA	5.500%	3/5/2034	EUR	2,500	3,057
La Poste SA	0.375%	9/17/2027	EUR	10,100	11,478
La Poste SA	1.375%	4/21/2032	EUR	18,200	18,872
La Poste SA	4.000%	6/12/2035	EUR	4,200	4,966
Legrand SA	3.625%	5/29/2029	EUR	7,000	8,295
Legrand SA	3.500%	6/26/2034	EUR	3,000	3,478
LVMH Moet Hennessy Louis Vuitton SE	0.125%	2/11/2028	EUR	5,000	5,590
LVMH Moet Hennessy Louis Vuitton SE	3.250%	9/7/2029	EUR	4,000	4,716
LVMH Moet Hennessy Louis Vuitton SE	0.375%	2/11/2031	EUR	4,600	4,715
LVMH Moet Hennessy Louis Vuitton SE	3.500%	9/7/2033	EUR	23,200	27,207
LVMH Moet Hennessy Louis Vuitton SE	3.500%	10/5/2034	EUR	10,000	11,637
Malakoff Humanis Prevoyance	4.500%	6/20/2035	EUR	3,000	3,553
Mercialys SA	2.500%	2/28/2029	EUR	1,400	1,600
MMS USA Holdings Inc.	1.250%	6/13/2028	EUR	2,100	2,361
MMS USA Holdings Inc.	1.750%	6/13/2031	EUR	2,600	2,774
Mutuelle Assurance Des Commercants et Industriels de France et Des Cadres et Sal	2.125%	6/21/2052	EUR	1,500	1,530
Mutuelle Assurance Travailleur Mutualiste SAM	4.625%	2/23/2036	EUR	1,800	2,152
Nerval SAS	2.875%	4/14/2032	EUR	3,800	4,186
Orange SA	1.250%	7/7/2027	EUR	4,000	4,608
Orange SA	1.375%	3/20/2028	EUR	18,400	20,933
Orange SA	8.125%	11/20/2028	GBP	3,316	4,836
Orange SA	2.000%	1/15/2029	EUR	2,000	2,279
Orange SA	1.375%	1/16/2030	EUR	13,100	14,344
Orange SA	1.875%	9/12/2030	EUR	16,900	18,645
Orange SA	3.625%	11/16/2031	EUR	5,000	5,911
Orange SA	1.625%	4/7/2032	EUR	5,000	5,271
Orange SA	2.375%	5/18/2032	EUR	4,000	4,398
Orange SA	0.500%	9/4/2032	EUR	3,800	3,687
Orange SA	8.125%	1/28/2033	EUR	362	537
Orange SA	0.625%	12/16/2033	EUR	10,700	10,004
Orange SA	5.625%	1/23/2034	GBP	1,700	2,329
Orange SA	1.200%	7/11/2034	EUR	2,000	1,927
Orange SA	3.250%	1/17/2035	EUR	5,000	5,595
Orange SA	4.125%	11/13/2045	EUR	3,000	3,337
Orange SA	1.375%	9/4/2049	EUR	8,000	5,384
Orange SA	1.375%	Perpetual	EUR	1,900	2,071
Orange SA	1.750%	Perpetual	EUR	1,300	1,457
Orange SA	4.500%	Perpetual	EUR	7,000	8,293
Orange SA	5.375%	Perpetual	EUR	17,800	21,714
Orano SA	4.000%	3/12/2031	EUR	5,000	5,972
Pernod Ricard SA	3.250%	11/2/2028	EUR	5,000	5,875
Pernod Ricard SA	1.375%	4/7/2029	EUR	3,300	3,676
Pernod Ricard SA	0.125%	10/4/2029	EUR	1,000	1,055
Pernod Ricard SA	1.750%	4/8/2030	EUR	2,600	2,866
Pernod Ricard SA	3.375%	11/7/2030	EUR	5,000	5,840
Pernod Ricard SA	0.875%	10/24/2031	EUR	4,000	4,084
Pernod Ricard SA	3.750%	9/15/2033	EUR	5,000	5,797
Pernod Ricard SA	3.625%	5/7/2034	EUR	7,000	8,007
Praemia Healthcare SACA	0.875%	11/4/2029	EUR	4,600	4,873
PSA Tresorerie GIE	6.000%	9/19/2033	EUR	4,024	5,149
RCI Banque SA	4.750%	7/6/2027	EUR	4,000	4,762
RCI Banque SA	4.875%	6/14/2028	EUR	4,000	4,820
RCI Banque SA	4.875%	10/2/2029	EUR	17,000	20,717
20

Total International Bond Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
RCI Banque SA	3.875%	9/30/2030	EUR	5,000	5,894
RCI Banque SA	4.125%	4/4/2031	EUR	7,000	8,327
RCI Banque SA	3.750%	2/16/2032	EUR	4,000	4,612
RCI Banque SA	3.625%	11/3/2032	EUR	9,000	10,260
RTE Reseau de Transport d'Electricite SADIR	0.000%	9/9/2027	EUR	11,100	12,515
RTE Reseau de Transport d'Electricite SADIR	2.750%	6/20/2029	EUR	500	578
RTE Reseau de Transport d'Electricite SADIR	1.500%	9/27/2030	EUR	2,500	2,690
RTE Reseau de Transport d'Electricite SADIR	0.750%	1/12/2034	EUR	5,000	4,678
RTE Reseau de Transport d'Electricite SADIR	3.750%	7/4/2035	EUR	11,900	13,827
RTE Reseau de Transport d'Electricite SADIR	2.000%	4/18/2036	EUR	3,100	3,056
RTE Reseau de Transport d'Electricite SADIR	1.875%	10/23/2037	EUR	5,000	4,671
RTE Reseau de Transport d'Electricite SADIR	1.125%	7/8/2040	EUR	7,500	5,818
SCOR SE	3.625%	5/27/2048	EUR	4,900	5,725
SCOR SE	1.375%	9/17/2051	EUR	2,200	2,270
Societe Generale SA	0.847%	5/26/2027	JPY	1,000,000	6,296
Societe Generale SA	4.125%	6/2/2027	EUR	5,000	5,941
Societe Generale SA	0.250%	7/8/2027	EUR	7,500	8,532
Societe Generale SA	1.250%	12/7/2027	GBP	3,700	4,740
Societe Generale SA	2.125%	9/27/2028	EUR	8,600	9,818
Societe Generale SA	1.750%	3/22/2029	EUR	4,500	5,045
Societe Generale SA	0.500%	6/12/2029	EUR	9,100	10,064
Societe Generale SA	3.375%	5/14/2030	EUR	8,000	9,346
Societe Generale SA	1.250%	6/12/2030	EUR	4,200	4,502
Societe Generale SA	3.625%	11/13/2030	EUR	10,000	11,754
Societe Generale SA	4.250%	12/6/2030	EUR	12,000	14,384
Societe Generale SA	4.875%	11/21/2031	EUR	10,000	12,287
Societe Generale SA	5.750%	1/22/2032	GBP	7,000	9,556
Societe Generale SA	3.500%	3/1/2032	EUR	8,000	9,260
Societe Generale SA	4.250%	11/16/2032	EUR	4,000	4,895
Societe Generale SA	5.625%	6/2/2033	EUR	3,000	3,817
Societe Generale SA	6.250%	6/22/2033	GBP	2,000	2,829
Societe Generale SA	3.750%	9/2/2033	EUR	8,000	9,254
Societe Generale SA	4.125%	5/14/2036	EUR	5,000	5,832
Societe Generale SA	4.000%	2/4/2037	EUR	8,000	9,165
Societe Generale SFH SA	0.750%	1/19/2028	EUR	5,000	5,654
Societe Generale SFH SA	1.375%	5/5/2028	EUR	12,500	14,209
Societe Generale SFH SA	0.125%	2/2/2029	EUR	21,900	23,751
Societe Generale SFH SA	0.010%	2/5/2031	EUR	10,400	10,508
Sodexo SA	1.750%	6/26/2028	GBP	4,090	5,181
Sodexo SA	1.000%	4/27/2029	EUR	3,700	4,062
Sogecap SA	6.500%	5/16/2044	EUR	2,900	3,798
Suez SACA	2.375%	5/24/2030	EUR	1,600	1,800
Suez SACA	5.000%	11/3/2032	EUR	1,500	1,868
Suez SACA	2.875%	5/24/2034	EUR	7,400	7,984
Suez SACA	6.625%	10/5/2043	GBP	5,000	6,715
TDF Infrastructure SAS	5.625%	7/21/2028	EUR	1,000	1,215
TDF Infrastructure SAS	1.750%	12/1/2029	EUR	6,700	7,300
TDF Infrastructure SAS	4.125%	10/23/2031	EUR	3,000	3,506
Teleperformance SE	5.250%	11/22/2028	EUR	10,000	12,124
Teleperformance SE	3.750%	6/24/2029	EUR	2,000	2,320
Teleperformance SE	5.750%	11/22/2031	EUR	5,000	6,199
Terega SA	0.875%	9/17/2030	EUR	2,500	2,604
Thales SA	4.250%	10/18/2031	EUR	5,000	6,080
TotalEnergies Capital Canada Ltd.	2.125%	9/18/2029	EUR	6,700	7,590
TotalEnergies Capital International SA	0.696%	5/31/2028	EUR	12,400	13,869
TotalEnergies Capital International SA	3.075%	7/1/2031	EUR	15,000	17,342
TotalEnergies Capital International SA	1.994%	4/8/2032	EUR	3,200	3,467
TotalEnergies Capital International SA	3.647%	7/1/2035	EUR	3,000	3,474
TotalEnergies Capital International SA	1.618%	5/18/2040	EUR	10,000	8,552
TotalEnergies Capital International SA	4.060%	7/1/2040	EUR	3,000	3,429
TotalEnergies SE	1.625%	Perpetual	EUR	6,316	7,159
TotalEnergies SE	2.000%	Perpetual	EUR	19,309	20,767
TotalEnergies SE	2.125%	Perpetual	EUR	14,219	14,480
TotalEnergies SE	3.250%	Perpetual	EUR	5,000	5,103
Unibail-Rodamco-Westfield SE	0.750%	10/25/2028	EUR	1,900	2,101
Unibail-Rodamco-Westfield SE	1.500%	5/29/2029	EUR	200	222
Unibail-Rodamco-Westfield SE	1.375%	4/15/2030	EUR	3,815	4,124
Unibail-Rodamco-Westfield SE	1.875%	1/15/2031	EUR	10,500	11,326
Unibail-Rodamco-Westfield SE	1.375%	12/4/2031	EUR	6,100	6,281
Unibail-Rodamco-Westfield SE	0.875%	3/29/2032	EUR	6,300	6,267
21

Total International Bond Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
Unibail-Rodamco-Westfield SE	2.000%	6/29/2032	EUR	1,200	1,265
Unibail-Rodamco-Westfield SE	1.375%	5/25/2033	EUR	2,200	2,169
Unibail-Rodamco-Westfield SE	1.750%	2/27/2034	EUR	5,000	4,952
Unibail-Rodamco-Westfield SE	2.000%	4/28/2036	EUR	7,113	6,830
Unibail-Rodamco-Westfield SE	2.250%	5/14/2038	EUR	2,400	2,267
Unibail-Rodamco-Westfield SE	1.750%	7/1/2049	EUR	1,700	1,120
Veolia Environnement SA	1.590%	1/10/2028	EUR	3,000	3,433
Veolia Environnement SA	1.250%	4/15/2028	EUR	2,100	2,374
Veolia Environnement SA	0.927%	1/4/2029	EUR	2,500	2,768
Veolia Environnement SA	1.500%	4/3/2029	EUR	800	894
Veolia Environnement SA	1.940%	1/7/2030	EUR	5,000	5,564
Veolia Environnement SA	1.625%	9/17/2030	EUR	400	433
Veolia Environnement SA	5.375%	12/2/2030	GBP	600	823
Veolia Environnement SA	0.500%	10/14/2031	EUR	2,700	2,688
Veolia Environnement SA	0.800%	1/15/2032	EUR	7,800	7,812
Veolia Environnement SA	3.324%	6/17/2032	EUR	10,000	11,538
Veolia Environnement SA	6.125%	11/25/2033	EUR	2,244	3,040
Veolia Environnement SA	1.250%	5/14/2035	EUR	5,000	4,679
Vinci SA	1.625%	1/18/2029	EUR	7,200	8,126
Vinci SA	1.750%	9/26/2030	EUR	3,400	3,739
Vinci SA	0.500%	1/9/2032	EUR	11,200	11,118
Vinci SA	2.750%	9/15/2034	GBP	2,600	2,914
Wendel SE	1.000%	6/1/2031	EUR	7,800	8,076
Wendel SE	3.750%	8/11/2033	EUR	5,000	5,748
Westfield America Management Ltd.	2.625%	3/30/2029	GBP	4,600	5,801
					3,686,845
Germany (2.3%)
Aareal Bank AG	0.250%	11/23/2027	EUR	1,000	1,118
Aareal Bank AG	0.750%	4/18/2028	EUR	2,100	2,340
Aareal Bank AG	0.010%	9/15/2028	EUR	7,100	7,763
Aareal Bank AG	3.250%	5/17/2029	EUR	20,000	23,594
Aareal Bank AG	2.750%	10/8/2030	EUR	5,000	5,752
Aareal Bank AG	3.000%	8/5/2031	EUR	10,100	11,693
Allianz Finance II BV	3.000%	3/13/2028	EUR	1,400	1,645
Allianz Finance II BV	0.500%	1/14/2031	EUR	11,700	12,196
Allianz Finance II BV	4.500%	3/13/2043	GBP	3,000	3,419
Allianz SE	4.597%	9/7/2038	EUR	7,000	8,367
Allianz SE	1.301%	9/25/2049	EUR	2,000	2,169
Allianz SE	2.121%	7/8/2050	EUR	12,000	13,146
Allianz SE	4.252%	7/5/2052	EUR	6,900	8,179
Allianz SE	5.824%	7/25/2053	EUR	8,300	10,668
Allianz SE	4.851%	7/26/2054	EUR	3,000	3,651
Amphenol Technologies Holding GmbH	3.625%	3/30/2031	EUR	5,000	5,889
Amprion GmbH	3.450%	9/22/2027	EUR	18,000	21,203
Amprion GmbH	3.125%	8/27/2030	EUR	7,000	8,095
Amprion GmbH	3.971%	9/22/2032	EUR	2,000	2,387
Amprion GmbH	0.625%	9/23/2033	EUR	10,100	9,453
Amprion GmbH	4.125%	9/7/2034	EUR	5,000	5,951
Amprion GmbH	4.000%	9/30/2040	EUR	6,000	6,702
Amprion GmbH	4.000%	5/21/2044	EUR	5,000	5,460
Amprion GmbH	4.580%	1/15/2046	EUR	5,000	5,764
Aroundtown SA	4.800%	7/16/2029	EUR	3,000	3,619
Aroundtown SA	3.000%	10/16/2029	GBP	6,983	8,616
Aroundtown SA	3.500%	5/13/2030	EUR	6,400	7,336
Aroundtown SA	3.250%	1/2/2031	EUR	5,000	5,626
Aroundtown SA	3.625%	4/10/2031	GBP	1,100	1,338
BASF SE	4.000%	3/8/2029	EUR	3,000	3,601
BASF SE	1.500%	5/22/2030	EUR	2,099	2,316
BASF SE	1.500%	3/17/2031	EUR	2,800	3,026
BASF SE	4.250%	3/8/2032	EUR	10,000	12,152
BASF SE	1.450%	12/13/2032	EUR	8,400	8,933
Bausparkasse Schwaebisch Hall AG	2.000%	5/17/2034	EUR	20,200	21,576
Bayer AG	1.125%	1/6/2030	EUR	4,900	5,285
Bayer AG	0.625%	7/12/2031	EUR	4,400	4,427
Bayer AG	1.375%	7/6/2032	EUR	13,600	13,848
Bayer AG	4.625%	5/26/2033	EUR	2,500	3,063
Bayer AG	1.000%	1/12/2036	EUR	4,400	3,862
Bayer Capital Corp. BV	2.125%	12/15/2029	EUR	10,100	11,300
Bayerische Landesbank	4.375%	9/21/2028	EUR	2,500	3,000
22

Total International Bond Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
Bayerische Landesbank	3.000%	5/22/2029	EUR	12,500	14,683
Bayerische Landesbank	5.250%	11/28/2029	GBP	2,000	2,733
Bayerische Landesbank	0.050%	4/30/2031	EUR	14,000	14,159
Bayerische Landesbank	2.625%	10/7/2031	EUR	10,000	11,470
Bertelsmann SE & Co. KGaA	2.000%	4/1/2028	EUR	4,000	4,589
Bertelsmann SE & Co. KGaA	3.500%	5/29/2029	EUR	7,500	8,819
Bertelsmann SE & Co. KGaA	1.500%	5/15/2030	EUR	5,000	5,443
Bertelsmann SE & Co. KGaA	3.750%	7/23/2034	EUR	3,000	3,429
BMW Finance NV	1.500%	2/6/2029	EUR	12,112	13,593
BMW Finance NV	3.250%	5/20/2031	EUR	11,000	12,801
BMW Finance NV	0.200%	1/11/2033	EUR	2,455	2,333
BMW Finance NV	3.625%	5/22/2035	EUR	2,000	2,302
BMW International Investment BV	3.375%	8/27/2034	EUR	10,250	11,617
BMW US Capital LLC	3.375%	2/2/2034	EUR	10,000	11,363
Brenntag Finance BV	0.500%	10/6/2029	EUR	6,000	6,387
Commerzbank AG	2.500%	2/25/2028	EUR	15,000	17,478
Commerzbank AG	3.375%	8/28/2028	EUR	16,984	20,135
Commerzbank AG	3.125%	4/20/2029	EUR	18,000	21,225
Commerzbank AG	2.625%	9/3/2029	EUR	21,472	24,916
Commerzbank AG	5.125%	1/18/2030	EUR	6,000	7,341
Commerzbank AG	0.010%	3/11/2030	EUR	4,612	4,824
Commerzbank AG	2.500%	10/10/2030	EUR	10,000	11,474
Commerzbank AG	2.625%	1/15/2031	EUR	10,000	11,503
Commerzbank AG	4.625%	1/17/2031	EUR	7,500	9,100
Commerzbank AG	3.625%	1/14/2032	EUR	10,000	11,698
Commerzbank AG	4.000%	7/16/2032	EUR	7,000	8,294
Commerzbank AG	3.125%	6/13/2033	EUR	5,000	5,837
Commerzbank AG	6.750%	10/5/2033	EUR	11,000	13,715
Commerzbank AG	1.250%	1/9/2034	EUR	3,587	3,650
Commerzbank AG	3.000%	3/13/2034	EUR	10,000	11,506
Commerzbank AG	3.125%	1/15/2036	EUR	10,000	11,495
Commerzbank AG	3.875%	9/2/2036	EUR	13,000	14,890
Commerzbank AG	4.125%	2/20/2037	EUR	5,000	5,857
Commerzbank AG	4.125%	6/30/2037	EUR	5,000	5,821
Continental AG	3.625%	11/30/2027	EUR	2,500	2,953
Continental AG	3.500%	10/1/2029	EUR	5,000	5,877
Covestro AG	1.375%	6/12/2030	EUR	2,000	2,173
Daimler Truck International Finance BV	3.875%	6/19/2029	EUR	2,000	2,383
Deutsche Apotheker-und Aerztebank eG	0.750%	7/5/2028	EUR	9,900	11,065
Deutsche Bahn AG	1.125%	12/18/2028	EUR	15,000	16,829
Deutsche Bahn AG	2.750%	3/19/2029	EUR	1,794	2,095
Deutsche Bahn AG	1.375%	3/28/2031	EUR	6,036	6,510
Deutsche Bahn AG	0.200%	5/20/2033	CHF	4,485	5,471
Deutsche Bahn AG	1.625%	8/16/2033	EUR	5,021	5,212
Deutsche Bahn AG	0.750%	7/16/2035	EUR	7,161	6,562
Deutsche Bahn AG	0.625%	4/15/2036	EUR	17,705	15,608
Deutsche Bahn AG	1.375%	4/16/2040	EUR	5,183	4,450
Deutsche Bahn AG	0.625%	12/8/2050	EUR	10,981	5,916
Deutsche Bahn AG	1.125%	5/29/2051	EUR	8,006	4,914
Deutsche Bank AG	3.250%	5/24/2028	EUR	7,000	8,223
Deutsche Bank AG	0.250%	8/31/2028	EUR	2,561	2,825
Deutsche Bank AG	5.375%	1/11/2029	EUR	3,000	3,631
Deutsche Bank AG	3.375%	3/13/2029	EUR	10,700	12,684
Deutsche Bank AG	4.125%	4/4/2030	EUR	5,000	5,956
Deutsche Bank AG	1.750%	11/19/2030	EUR	8,500	9,338
Deutsche Bank AG	6.125%	12/12/2030	GBP	7,000	9,728
Deutsche Bank AG	1.375%	2/17/2032	EUR	15,500	16,298
Deutsche Bank AG	4.000%	6/24/2032	EUR	8,100	9,529
Deutsche Bank AG	4.500%	7/12/2035	EUR	15,000	18,003
Deutsche Boerse AG	1.125%	3/26/2028	EUR	2,124	2,410
Deutsche Boerse AG	1.500%	4/4/2032	EUR	3,200	3,391
Deutsche Boerse AG	3.875%	9/28/2033	EUR	4,000	4,799
Deutsche EuroShop AG	4.500%	10/15/2030	EUR	10,000	11,720
Deutsche Kreditbank AG	3.000%	1/31/2035	EUR	10,000	11,465
Deutsche Kreditbank AG	3.500%	2/4/2041	EUR	10,000	11,547
Deutsche Lufthansa AG	2.875%	5/16/2027	EUR	16,500	19,272
Deutsche Lufthansa AG	3.750%	2/11/2028	EUR	12,000	14,138
Deutsche Pfandbriefbank AG	0.625%	8/30/2027	EUR	15,300	17,404
Deutsche Pfandbriefbank AG	2.875%	1/24/2028	EUR	7,500	8,763
Deutsche Pfandbriefbank AG	2.375%	5/29/2028	EUR	3,125	3,609
23

Total International Bond Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
Deutsche Post AG	1.625%	12/5/2028	EUR	4,265	4,856
Deutsche Post AG	0.750%	5/20/2029	EUR	7,182	7,908
Deutsche Post AG	3.125%	6/5/2032	EUR	8,000	9,256
Deutsche Post AG	3.375%	7/3/2033	EUR	5,000	5,824
Deutsche Post AG	3.500%	3/25/2036	EUR	10,000	11,460
Deutsche Telekom AG	0.500%	7/5/2027	EUR	14,064	16,064
Deutsche Telekom AG	1.750%	3/25/2031	EUR	2,500	2,742
Deutsche Telekom AG	3.125%	2/6/2034	GBP	934	1,093
Deutsche Telekom AG	3.250%	3/20/2036	EUR	5,000	5,604
Deutsche Telekom AG	2.250%	3/29/2039	EUR	2,177	2,109
Deutsche Telekom AG	3.625%	2/3/2045	EUR	12,000	12,667
Deutsche Telekom AG	1.750%	12/9/2049	EUR	4,523	3,261
Deutsche Telekom International Finance BV	3.250%	1/17/2028	EUR	75	89
Deutsche Telekom International Finance BV	1.500%	4/3/2028	EUR	4,285	4,887
Deutsche Telekom International Finance BV	8.875%	11/27/2028	GBP	3,961	5,883
Deutsche Telekom International Finance BV	2.250%	4/13/2029	GBP	1,868	2,371
Deutsche Telekom International Finance BV	2.000%	12/1/2029	EUR	4,458	5,037
Deutsche Telekom International Finance BV	7.500%	1/24/2033	EUR	2,715	3,906
Deutsche Wohnen SE	1.500%	4/30/2030	EUR	3,000	3,236
Deutsche Wohnen SE	1.300%	4/7/2041	EUR	900	677
DVI Deutsche Vermoegens- & Immobilienverwaltungs GmbH	4.875%	8/21/2030	EUR	2,000	2,375
DZ HYP AG	0.625%	8/30/2027	EUR	5,000	5,700
DZ HYP AG	0.875%	3/22/2028	EUR	9,245	10,449
DZ HYP AG	0.875%	1/30/2029	EUR	5,124	5,683
DZ HYP AG	0.010%	4/20/2029	EUR	17,577	18,921
DZ HYP AG	0.050%	6/29/2029	EUR	5,124	5,491
DZ HYP AG	0.875%	1/18/2030	EUR	16,100	17,502
DZ HYP AG	0.010%	3/29/2030	EUR	12,731	13,307
DZ HYP AG	2.500%	8/30/2030	EUR	5,000	5,746
DZ HYP AG	1.625%	5/30/2031	EUR	4,438	4,862
DZ HYP AG	2.750%	2/27/2032	EUR	10,000	11,492
DZ HYP AG	3.250%	5/31/2033	EUR	10,000	11,785
DZ HYP AG	3.000%	5/31/2035	EUR	3,000	3,431
DZ HYP AG	3.125%	2/28/2036	EUR	10,000	11,494
E.ON International Finance BV	1.250%	10/19/2027	EUR	6,537	7,473
E.ON International Finance BV	1.500%	7/31/2029	EUR	11,962	13,313
E.ON International Finance BV	6.250%	6/3/2030	GBP	10,966	15,532
E.ON International Finance BV	4.750%	1/31/2034	GBP	2,600	3,322
E.ON International Finance BV	5.875%	10/30/2037	GBP	3,550	4,681
E.ON International Finance BV	6.750%	1/27/2039	GBP	600	841
E.ON International Finance BV	6.125%	7/6/2039	GBP	1,500	1,989
E.ON SE	0.375%	9/29/2027	EUR	4,561	5,162
E.ON SE	3.500%	1/12/2028	EUR	3,000	3,545
E.ON SE	0.750%	2/20/2028	EUR	1,299	1,464
E.ON SE	3.750%	3/1/2029	EUR	10,000	11,930
E.ON SE	1.625%	5/22/2029	EUR	9,016	10,117
E.ON SE	0.350%	2/28/2030	EUR	4,783	5,047
E.ON SE	1.625%	3/29/2031	EUR	9,218	9,991
E.ON SE	0.625%	11/7/2031	EUR	5,864	5,936
E.ON SE	3.500%	4/16/2033	EUR	8,400	9,788
E.ON SE	0.875%	10/18/2034	EUR	1,900	1,773
E.ON SE	3.875%	1/12/2035	EUR	1,500	1,772
E.ON SE	3.750%	1/15/2036	EUR	7,000	8,146
E.ON SE	3.500%	10/26/2037	EUR	4,400	4,964
E.ON SE	3.895%	1/19/2038	EUR	2,000	2,301
E.ON SE	4.000%	1/16/2040	EUR	10,000	11,489
E.ON SE	4.125%	3/25/2044	EUR	6,500	7,444
EnBW Energie Baden-Wuerttemberg AG	1.625%	8/5/2079	EUR	5,500	6,289
EnBW Energie Baden-Wuerttemberg AG	1.375%	8/31/2081	EUR	4,000	4,437
EnBW International Finance BV	0.250%	10/19/2030	EUR	5,619	5,822
EnBW International Finance BV	0.500%	3/1/2033	EUR	3,000	2,874
EnBW International Finance BV	4.300%	5/23/2034	EUR	19,300	23,441
EnBW International Finance BV	3.750%	11/20/2035	EUR	10,000	11,587
EnBW International Finance BV	6.125%	7/7/2039	EUR	2,195	3,112
Eurogrid GmbH	1.500%	4/18/2028	EUR	8,100	9,239
Eurogrid GmbH	3.598%	2/1/2029	EUR	6,000	7,100
Eurogrid GmbH	3.722%	4/27/2030	EUR	9,400	11,122
Eurogrid GmbH	1.113%	5/15/2032	EUR	6,000	6,053
Eurogrid GmbH	0.741%	4/21/2033	EUR	4,600	4,395
Eurogrid GmbH	3.915%	2/1/2034	EUR	7,000	8,229
24

Total International Bond Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
Eurogrid GmbH	3.732%	10/18/2035	EUR	1,900	2,179
EWE AG	0.250%	6/8/2028	EUR	2,000	2,207
EWE AG	0.375%	10/22/2032	EUR	2,592	2,470
Fresenius Finance Ireland plc	0.500%	10/1/2028	EUR	6,365	7,010
Fresenius Finance Ireland plc	0.875%	10/1/2031	EUR	9,000	9,198
Fresenius Finance Ireland plc	3.000%	1/30/2032	EUR	2,000	2,278
Fresenius Medical Care AG	1.500%	5/29/2030	EUR	2,381	2,589
Fresenius SE & Co. KGaA	1.625%	10/8/2027	EUR	5,124	5,893
Fresenius SE & Co. KGaA	0.750%	1/15/2028	EUR	5,892	6,650
Fresenius SE & Co. KGaA	2.875%	2/15/2029	EUR	3,648	4,259
Fresenius SE & Co. KGaA	5.000%	11/28/2029	EUR	8,100	9,990
Fresenius SE & Co. KGaA	1.125%	1/28/2033	EUR	7,000	6,942
Grand City Properties SA	0.125%	1/11/2028	EUR	2,500	2,776
Grand City Properties SA	4.375%	1/9/2030	EUR	1,900	2,274
Hamburg Commercial Bank AG	3.375%	2/1/2028	EUR	10,070	11,882
Hannover Rueck SE	1.125%	10/9/2039	EUR	1,700	1,831
Hannover Rueck SE	1.375%	6/30/2042	EUR	2,100	2,121
Hannover Rueck SE	5.875%	8/26/2043	EUR	10,000	12,887
Heidelberg Materials AG	3.750%	5/31/2032	EUR	12,000	14,249
Heidelberg Materials Finance Luxembourg SA	1.125%	12/1/2027	EUR	6,627	7,551
Heidelberg Materials Finance Luxembourg SA	4.875%	11/21/2033	EUR	11,500	14,341
Henkel AG & Co. KGaA	0.500%	11/17/2032	EUR	2,500	2,447
HOCHTIEF AG	0.625%	4/26/2029	EUR	4,002	4,347
HOCHTIEF AG	4.250%	5/31/2030	EUR	6,000	7,233
HOWOGE Wohnungs-baugesellschaft mbH	0.625%	11/1/2028	EUR	4,100	4,501
HOWOGE Wohnungs-baugesellschaft mbH	1.125%	11/1/2033	EUR	2,100	2,031
Infineon Technologies AG	1.625%	6/24/2029	EUR	2,100	2,343
Infineon Technologies AG	2.875%	2/13/2030	EUR	3,000	3,453
Infineon Technologies AG	2.000%	6/24/2032	EUR	4,200	4,503
Infineon Technologies AG	3.625%	Perpetual	EUR	3,000	3,510
ING-DiBa AG	0.125%	5/23/2027	EUR	2,500	2,853
ING-DiBa AG	2.750%	9/9/2029	EUR	10,000	11,654
ING-DiBa AG	1.250%	10/9/2033	EUR	5,200	5,315
ING-DiBa AG	3.125%	2/16/2036	EUR	5,000	5,742
ING-DiBa AG	1.000%	5/23/2039	EUR	9,700	8,263
K&S AG	4.250%	6/19/2029	EUR	4,800	5,720
Landesbank Baden-Wuerttemberg	0.010%	7/16/2027	EUR	22,287	25,294
Landesbank Baden-Wuerttemberg	1.125%	10/25/2027	EUR	100	114
Landesbank Baden-Wuerttemberg	2.625%	11/12/2027	EUR	15,174	17,727
Landesbank Baden-Wuerttemberg	0.010%	1/24/2028	EUR	6,348	7,090
Landesbank Baden-Wuerttemberg	0.375%	2/28/2028	EUR	4,000	4,459
Landesbank Baden-Wuerttemberg	0.010%	7/7/2028	EUR	18,080	19,925
Landesbank Baden-Wuerttemberg	0.010%	9/18/2028	EUR	4,207	4,613
Landesbank Baden-Wuerttemberg	2.375%	10/31/2028	EUR	16,062	18,595
Landesbank Baden-Wuerttemberg	2.625%	2/5/2029	EUR	10,000	11,631
Landesbank Baden-Wuerttemberg	0.375%	5/7/2029	EUR	1,500	1,611
Landesbank Baden-Wuerttemberg	0.125%	1/18/2030	EUR	10,000	10,570
Landesbank Baden-Wuerttemberg	1.750%	5/10/2032	EUR	9,000	9,776
Landesbank Baden-Wuerttemberg	0.250%	5/19/2033	EUR	6,673	6,376
Landesbank Hessen-Thueringen Girozentrale	0.010%	7/19/2027	EUR	22,500	25,538
Landesbank Hessen-Thueringen Girozentrale	3.500%	8/31/2027	EUR	12,500	14,792
Landesbank Hessen-Thueringen Girozentrale	2.250%	9/15/2028	EUR	15,000	17,339
Landesbank Hessen-Thueringen Girozentrale	0.125%	1/22/2030	EUR	17,000	17,973
Landesbank Hessen-Thueringen Girozentrale	4.000%	2/4/2030	EUR	5,000	5,991
Landesbank Hessen-Thueringen Girozentrale	0.500%	1/19/2037	EUR	4,000	3,454
LEG Immobilien SE	0.875%	11/28/2027	EUR	4,400	4,987
LEG Immobilien SE	0.875%	1/17/2029	EUR	4,200	4,604
LEG Immobilien SE	1.000%	11/19/2032	EUR	1,800	1,744
LEG Immobilien SE	0.875%	3/30/2033	EUR	1,700	1,608
LEG Immobilien SE	1.500%	1/17/2034	EUR	3,400	3,260
Lloyds Bank GmbH	2.750%	9/10/2029	EUR	6,700	7,779
Lloyds Bank GmbH	2.875%	9/9/2032	EUR	7,500	8,612
Mercedes-Benz Finance Canada Inc.	5.120%	6/27/2028	CAD	1,000	759
Mercedes-Benz Group AG	1.000%	11/15/2027	EUR	5,260	5,989
Mercedes-Benz Group AG	1.375%	5/11/2028	EUR	2,500	2,841
Mercedes-Benz Group AG	0.750%	2/8/2030	EUR	4,612	4,952
Mercedes-Benz Group AG	2.375%	5/22/2030	EUR	2,100	2,386
Mercedes-Benz Group AG	0.750%	9/10/2030	EUR	2,561	2,704
Mercedes-Benz Group AG	2.000%	2/27/2031	EUR	7,219	7,962
Mercedes-Benz Group AG	1.125%	11/6/2031	EUR	5,124	5,320
25

Total International Bond Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
Mercedes-Benz Group AG	0.750%	3/11/2033	EUR	4,800	4,677
Mercedes-Benz Group AG	2.125%	7/3/2037	EUR	15,182	14,905
Mercedes-Benz International Finance BV	0.625%	5/6/2027	EUR	7,686	8,812
Mercedes-Benz International Finance BV	3.700%	5/30/2031	EUR	6,000	7,149
Mercedes-Benz International Finance BV	3.250%	1/10/2032	EUR	1,200	1,389
Merck Financial Services GmbH	2.375%	6/15/2030	EUR	4,500	5,124
Merck Financial Services GmbH	0.875%	7/5/2031	EUR	400	413
Merck KGaA	3.875%	8/27/2054	EUR	3,000	3,487
Muenchener Hypothekenbank eG	0.625%	5/7/2027	EUR	6,661	7,654
Muenchener Hypothekenbank eG	3.000%	8/4/2027	EUR	15,000	17,652
Muenchener Hypothekenbank eG	0.625%	11/10/2027	EUR	7,686	8,727
Muenchener Hypothekenbank eG	0.500%	6/14/2028	CHF	8,000	10,221
Muenchener Hypothekenbank eG	2.500%	7/4/2028	EUR	6,533	7,602
Muenchener Hypothekenbank eG	2.625%	2/3/2031	EUR	6,000	6,905
Muenchener Hypothekenbank eG	1.875%	8/25/2032	EUR	15,000	16,373
Muenchener Hypothekenbank eG	1.000%	4/18/2039	EUR	4,765	4,082
Muenchener Hypothekenbank eG	0.010%	10/19/2039	EUR	6,365	4,553
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	1.250%	5/26/2041	EUR	4,600	4,805
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	1.000%	5/26/2042	EUR	8,400	8,376
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	4.250%	5/26/2044	EUR	6,400	7,526
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	4.125%	5/26/2046	EUR	2,600	3,000
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	3.250%	5/26/2049	EUR	2,100	2,433
Norddeutsche Landesbank-Girozentrale	0.750%	3/5/2029	EUR	23,345	25,776
Robert Bosch GmbH	3.625%	6/2/2030	EUR	2,000	2,364
Robert Bosch GmbH	4.000%	6/2/2035	EUR	6,000	7,043
Robert Bosch GmbH	4.375%	6/2/2043	EUR	10,700	12,157
Robert Bosch Investment Nederland BV	2.625%	5/24/2028	EUR	500	581
RWE AG	0.500%	11/26/2028	EUR	8,305	9,139
RWE AG	1.000%	11/26/2033	EUR	2,735	2,649
RWE AG	4.125%	2/13/2035	EUR	4,500	5,388
RWE AG	4.625%	6/18/2055	EUR	5,000	5,772
SAP SE	1.250%	3/10/2028	EUR	2,900	3,299
SAP SE	0.375%	5/18/2029	EUR	7,600	8,229
SAP SE	1.625%	3/10/2031	EUR	6,800	7,404
Sartorius Finance BV	4.500%	9/14/2032	EUR	6,000	7,255
Sartorius Finance BV	4.875%	9/14/2035	EUR	2,000	2,451
Siemens Financieringsmaatschappij NV	2.875%	3/10/2028	EUR	4,577	5,366
Siemens Financieringsmaatschappij NV	0.250%	2/20/2029	EUR	4,300	4,690
Siemens Financieringsmaatschappij NV	0.125%	9/5/2029	EUR	9,404	10,098
Siemens Financieringsmaatschappij NV	1.375%	9/6/2030	EUR	3,225	3,553
Siemens Financieringsmaatschappij NV	2.750%	9/9/2030	EUR	5,000	5,782
Siemens Financieringsmaatschappij NV	1.250%	2/28/2031	EUR	2,721	2,945
Siemens Financieringsmaatschappij NV	3.375%	8/24/2031	EUR	7,000	8,273
Siemens Financieringsmaatschappij NV	0.500%	2/20/2032	EUR	12,200	12,218
Siemens Financieringsmaatschappij NV	3.000%	9/8/2033	EUR	4,000	4,563
Siemens Financieringsmaatschappij NV	0.500%	9/5/2034	EUR	3,587	3,347
Siemens Financieringsmaatschappij NV	1.250%	2/25/2035	EUR	6,600	6,419
Siemens Financieringsmaatschappij NV	3.375%	2/22/2037	EUR	8,000	8,998
Siemens Financieringsmaatschappij NV	1.750%	2/28/2039	EUR	7,214	6,599
Siemens Financieringsmaatschappij NV	3.750%	9/10/2042	GBP	6,200	6,448
Siemens Financieringsmaatschappij NV	3.625%	2/22/2044	EUR	14,000	15,080
Sudzucker International Finance BV	4.125%	1/29/2032	EUR	7,000	8,196
TAG Immobilien AG	4.250%	3/4/2030	EUR	3,900	4,644
Talanx AG	4.000%	10/25/2029	EUR	7,500	9,001
Talanx AG	2.250%	12/5/2047	EUR	11,800	13,544
Traton Finance Luxembourg SA	3.375%	1/14/2028	EUR	2,100	2,463
Traton Finance Luxembourg SA	4.250%	5/16/2028	EUR	2,900	3,457
Traton Finance Luxembourg SA	0.750%	3/24/2029	EUR	5,000	5,440
Traton Finance Luxembourg SA	3.750%	3/27/2030	EUR	3,500	4,108
Traton Finance Luxembourg SA	1.250%	3/24/2033	EUR	4,400	4,314
UniCredit Bank GmbH	0.010%	9/15/2028	EUR	33,855	37,055
UniCredit Bank GmbH	0.875%	1/11/2029	EUR	6,508	7,226
UniCredit Bank GmbH	0.010%	6/24/2030	EUR	3,758	3,889
UniCredit Bank GmbH	0.250%	1/15/2032	EUR	9,992	9,957
UniCredit Bank GmbH	0.850%	5/22/2034	EUR	7,737	7,451
Vier Gas Transport GmbH	4.625%	9/26/2032	EUR	10,000	12,249
Viridium Group Sarl	4.375%	11/16/2035	EUR	5,000	5,547
Volkswagen Bank GmbH	4.625%	5/3/2031	EUR	9,000	10,866
Volkswagen Financial Services AG	0.875%	1/31/2028	EUR	13,217	14,886
Volkswagen Financial Services AG	3.375%	4/6/2028	EUR	6,019	7,074
26

Total International Bond Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
Volkswagen Financial Services AG	3.625%	5/19/2029	EUR	2,600	3,052
Volkswagen Financial Services AG	0.375%	2/12/2030	EUR	3,603	3,765
Volkswagen Financial Services AG	3.875%	9/10/2030	EUR	4,000	4,738
Volkswagen Financial Services Australia Pty Ltd.	5.200%	10/16/2030	AUD	11,000	7,645
Volkswagen Financial Services NV	6.500%	9/18/2027	GBP	2,500	3,456
Volkswagen Financial Services NV	2.125%	1/18/2028	GBP	9,300	12,021
Volkswagen Financial Services NV	1.375%	9/14/2028	GBP	3,700	4,619
Volkswagen Financial Services NV	2.493%	2/12/2030	CHF	2,000	2,666
Volkswagen International Finance NV	3.750%	9/28/2027	EUR	4,000	4,724
Volkswagen International Finance NV	2.625%	11/16/2027	EUR	3,000	3,488
Volkswagen International Finance NV	4.250%	3/29/2029	EUR	5,000	5,988
Volkswagen International Finance NV	1.250%	9/23/2032	EUR	2,900	2,880
Volkswagen International Finance NV	3.300%	3/22/2033	EUR	500	560
Volkswagen International Finance NV	4.125%	11/16/2038	EUR	6,500	7,362
Volkswagen International Finance NV	1.500%	1/21/2041	EUR	3,800	2,964
Volkswagen International Finance NV	3.500%	Perpetual	EUR	2,500	2,780
Volkswagen International Finance NV	3.748%	Perpetual	EUR	11,000	12,841
Volkswagen International Finance NV	3.875%	Perpetual	EUR	7,700	9,017
Volkswagen International Finance NV	3.875%	Perpetual	EUR	11,600	13,190
Volkswagen International Finance NV	4.375%	Perpetual	EUR	10,400	11,598
Volkswagen International Finance NV	4.625%	Perpetual	EUR	8,200	9,669
Volkswagen International Finance NV	7.875%	Perpetual	EUR	8,000	10,457
Volkswagen Leasing GmbH	0.500%	1/12/2029	EUR	8,851	9,636
Vonovia SE	0.375%	6/16/2027	EUR	5,000	5,695
Vonovia SE	0.625%	10/7/2027	EUR	3,000	3,401
Vonovia SE	1.875%	6/28/2028	EUR	9,200	10,472
Vonovia SE	0.250%	9/1/2028	EUR	3,000	3,280
Vonovia SE	0.625%	12/14/2029	EUR	6,900	7,311
Vonovia SE	2.250%	4/7/2030	EUR	3,100	3,462
Vonovia SE	1.000%	7/9/2030	EUR	2,000	2,117
Vonovia SE	5.000%	11/23/2030	EUR	1,000	1,237
Vonovia SE	2.375%	3/25/2032	EUR	5,800	6,297
Vonovia SE	0.750%	9/1/2032	EUR	12,400	12,017
Vonovia SE	1.000%	6/16/2033	EUR	3,500	3,341
Vonovia SE	4.250%	4/10/2034	EUR	3,100	3,662
Vonovia SE	1.125%	9/14/2034	EUR	3,800	3,492
Vonovia SE	5.500%	1/18/2036	GBP	1,700	2,176
Vonovia SE	2.750%	3/22/2038	EUR	2,000	1,982
Vonovia SE	1.625%	10/7/2039	EUR	4,100	3,359
Vonovia SE	1.500%	6/14/2041	EUR	6,800	5,245
VW Credit Canada Inc.	5.860%	11/15/2027	CAD	1,100	838
Wintershall Dea Finance BV	1.332%	9/25/2028	EUR	4,500	5,001
Wintershall Dea Finance BV	1.823%	9/25/2031	EUR	3,100	3,234
Wintershall Dea Finance BV	4.357%	10/3/2032	EUR	5,000	5,859
Wuestenrot Bausparkasse AG	2.875%	9/30/2033	EUR	10,200	11,685
					2,726,911
Greece (0.1%)
Eurobank SA	5.875%	11/28/2029	EUR	10,000	12,407
Eurobank SA	4.000%	9/24/2030	EUR	5,000	5,921
Eurobank SA	4.000%	2/7/2036	EUR	16,000	18,424
National Bank of Greece SA	3.500%	11/19/2030	EUR	16,135	18,903
					55,655
Hong Kong (0.0%)
Prudential Funding Asia plc	5.875%	5/11/2029	GBP	1,824	2,526
Prudential Funding Asia plc	6.125%	12/19/2031	GBP	1,578	2,190
					4,716
Hungary (0.0%)
OTP Jelzalogbank Zrt	3.002%	6/20/2030	EUR	5,000	5,809
OTP Jelzalogbank Zrt	3.137%	3/31/2031	EUR	10,000	11,632
					17,441
Indonesia (0.0%)
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara	1.875%	11/5/2031	EUR	900	932
Ireland (0.1%)
AIB Group plc	5.750%	2/16/2029	EUR	5,000	6,112
AIB Group plc	5.250%	10/23/2031	EUR	10,000	12,556
Bank of Ireland Group plc	4.875%	7/16/2028	EUR	9,000	10,777
Bank of Ireland Group plc	5.000%	7/4/2031	EUR	5,000	6,196
27

Total International Bond Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
Bank of Ireland Group plc	7.594%	12/6/2032	GBP	900	1,257
Bank of Ireland Group plc	6.750%	3/1/2033	EUR	7,000	8,608
Bank of Ireland Group plc	4.750%	8/10/2034	EUR	17,892	21,485
BMS Ireland Capital Funding DAC	4.289%	11/10/2045	EUR	3,000	3,413
ESB Finance DAC	2.125%	6/8/2027	EUR	3,170	3,685
ESB Finance DAC	1.875%	6/14/2031	EUR	6,263	6,798
ESB Finance DAC	4.000%	5/3/2032	EUR	7,500	8,962
ESB Finance DAC	2.125%	11/5/2033	EUR	2,671	2,792
ESB Finance DAC	3.750%	1/25/2043	EUR	3,000	3,233
Freshwater Finance plc	4.607%	10/17/2036	GBP	1,517	1,771
Kerry Group Financial Services Unlimited Co.	3.375%	3/5/2033	EUR	5,000	5,733
Smurfit Kappa Treasury ULC	3.489%	11/24/2031	EUR	10,000	11,568
Smurfit Kappa Treasury ULC	3.454%	11/27/2032	EUR	5,000	5,741
Smurfit Kappa Treasury ULC	1.000%	9/22/2033	EUR	5,429	5,199
Smurfit Kappa Treasury ULC	3.807%	11/27/2036	EUR	10,000	11,304
					137,190
Italy (0.9%)
A2A SpA	1.000%	7/16/2029	EUR	5,000	5,465
A2A SpA	0.625%	7/15/2031	EUR	2,000	2,026
A2A SpA	0.625%	10/28/2032	EUR	1,998	1,942
A2A SpA	1.000%	11/2/2033	EUR	2,000	1,927
A2A SpA	4.375%	2/3/2034	EUR	2,000	2,421
ACEA SpA	1.500%	6/8/2027	EUR	12,881	14,872
ACEA SpA	0.500%	4/6/2029	EUR	6,896	7,466
ACEA SpA	0.250%	7/28/2030	EUR	4,007	4,124
Aeroporti di Roma SpA	1.625%	6/8/2027	EUR	2,040	2,358
Aeroporti di Roma SpA	1.750%	7/30/2031	EUR	5,900	6,294
Aeroporti di Roma SpA	3.625%	6/15/2032	EUR	5,000	5,791
AMCO - Asset Management Co. SpA	0.750%	4/20/2028	EUR	7,448	8,339
ASTM SpA	1.625%	2/8/2028	EUR	3,729	4,254
ASTM SpA	1.500%	1/25/2030	EUR	8,700	9,502
ASTM SpA	2.375%	11/25/2033	EUR	7,800	8,146
Autostrade per l'Italia SpA	2.000%	12/4/2028	EUR	7,000	7,936
Autostrade per l'Italia SpA	1.875%	9/26/2029	EUR	4,000	4,451
Autostrade per l'Italia SpA	2.000%	1/15/2030	EUR	9,000	10,005
Autostrade per l'Italia SpA	4.750%	1/24/2031	EUR	5,000	6,142
Autostrade per l'Italia SpA	2.250%	1/25/2032	EUR	8,000	8,659
Autostrade per l'Italia SpA	5.125%	6/14/2033	EUR	5,000	6,263
Banca Monte dei Paschi di Siena SpA	3.500%	4/23/2029	EUR	15,000	17,786
Banca Monte dei Paschi di Siena SpA	2.750%	1/18/2031	EUR	10,000	11,510
Banco BPM SpA	3.750%	6/27/2028	EUR	6,000	7,146
Banco BPM SpA	4.875%	1/17/2030	EUR	10,000	12,135
Banco BPM SpA	3.875%	9/9/2030	EUR	7,000	8,271
BPER Banca SpA	3.750%	10/22/2028	EUR	23,300	27,813
BPER Banca SpA	3.250%	1/22/2031	EUR	12,054	14,110
Coca-Cola HBC Finance BV	1.625%	5/14/2031	EUR	9,000	9,680
Credit Agricole Italia SpA	0.250%	1/17/2028	EUR	2,500	2,800
Credit Agricole Italia SpA	3.500%	1/15/2030	EUR	17,100	20,335
Credit Agricole Italia SpA	3.250%	2/15/2034	EUR	10,000	11,564
Credit Agricole Italia SpA	3.500%	3/11/2036	EUR	10,000	11,645
Credit Agricole Italia SpA	1.750%	1/15/2038	EUR	2,500	2,362
ENEL Finance International NV	1.000%	10/20/2027	GBP	6,901	8,862
ENEL Finance International NV	2.875%	4/11/2029	GBP	3,700	4,729
ENEL Finance International NV	0.625%	5/28/2029	EUR	19,900	21,566
ENEL Finance International NV	0.750%	6/17/2030	EUR	27,800	29,293
ENEL Finance International NV	0.875%	1/17/2031	EUR	1,000	1,041
ENEL Finance International NV	4.000%	2/20/2031	EUR	5,000	5,989
ENEL Finance International NV	0.875%	9/28/2034	EUR	1,900	1,745
ENEL Finance International NV	1.125%	10/17/2034	EUR	3,653	3,440
ENEL Finance International NV	1.250%	1/17/2035	EUR	3,000	2,820
ENEL Finance International NV	3.875%	1/23/2035	EUR	9,000	10,495
ENEL Finance International NV	0.875%	6/17/2036	EUR	2,214	1,913
ENEL Finance International NV	5.750%	9/14/2040	GBP	5,410	6,873
ENEL Finance International NV	4.500%	2/20/2043	EUR	5,000	5,813
Enel SpA	5.625%	6/21/2027	EUR	5,536	6,684
Enel SpA	1.375%	Perpetual	EUR	7,448	8,474
Enel SpA	1.875%	Perpetual	EUR	12,000	12,691
Enel SpA	4.500%	Perpetual	EUR	11,000	12,626
Enel SpA	4.750%	Perpetual	EUR	7,000	8,308
28

Total International Bond Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
Eni SpA	1.625%	5/17/2028	EUR	2,574	2,936
Eni SpA	0.375%	6/14/2028	EUR	10,982	12,180
Eni SpA	1.125%	9/19/2028	EUR	2,817	3,163
Eni SpA	3.625%	1/29/2029	EUR	2,600	3,091
Eni SpA	0.625%	1/23/2030	EUR	8,911	9,516
Eni SpA	2.000%	5/18/2031	EUR	12,500	13,766
Eni SpA	4.250%	5/19/2033	EUR	7,000	8,491
Eni SpA	3.875%	1/15/2034	EUR	5,000	5,899
Eni SpA	1.000%	10/11/2034	EUR	3,092	2,929
Eni SpA	2.000%	Perpetual	EUR	7,500	8,657
Eni SpA	2.750%	Perpetual	EUR	3,724	4,116
Eni SpA	3.375%	Perpetual	EUR	5,563	6,370
Eni SpA	4.875%	Perpetual	EUR	4,000	4,692
Ferrovie dello Stato Italiane SpA	4.500%	5/23/2033	EUR	6,000	7,428
Generali	3.212%	1/15/2029	EUR	2,000	2,351
Generali	2.124%	10/1/2030	EUR	7,200	7,968
Generali	2.429%	7/14/2031	EUR	2,000	2,204
Generali	1.713%	6/30/2032	EUR	2,300	2,387
Generali	5.800%	7/6/2032	EUR	5,500	7,043
Generali	5.399%	4/20/2033	EUR	8,000	10,072
Generali	3.547%	1/15/2034	EUR	3,000	3,507
Generali	4.156%	1/3/2035	EUR	1,000	1,159
Generali	4.135%	6/18/2036	EUR	1,500	1,728
Generali	5.500%	10/27/2047	EUR	8,669	10,429
Hera SpA	0.875%	7/5/2027	EUR	5,087	5,825
Hera SpA	5.200%	1/29/2028	EUR	3,092	3,744
Hera SpA	0.250%	12/3/2030	EUR	2,100	2,139
Hera SpA	4.250%	4/20/2033	EUR	3,400	4,101
Hera SpA	1.000%	4/25/2034	EUR	1,509	1,429
Iccrea Banca SpA	3.875%	1/12/2029	EUR	25,000	29,929
Iccrea Banca SpA	3.500%	3/4/2032	EUR	25,000	29,574
Iccrea Banca SpA	3.500%	6/5/2034	EUR	10,000	11,733
Intesa Sanpaolo SpA	1.125%	10/4/2027	EUR	7,017	8,033
Intesa Sanpaolo SpA	1.750%	3/20/2028	EUR	22,409	25,651
Intesa Sanpaolo SpA	3.625%	6/30/2028	EUR	6,000	7,135
Intesa Sanpaolo SpA	6.500%	3/14/2029	GBP	3,500	4,871
Intesa Sanpaolo SpA	1.750%	7/4/2029	EUR	4,539	5,094
Intesa Sanpaolo SpA	2.500%	1/15/2030	GBP	4,545	5,655
Intesa Sanpaolo SpA	4.875%	5/19/2030	EUR	15,000	18,592
Intesa Sanpaolo SpA	1.350%	2/24/2031	EUR	8,250	8,748
Intesa Sanpaolo SpA	5.125%	8/29/2031	EUR	14,430	18,220
Intesa Sanpaolo SpA	3.850%	9/16/2032	EUR	7,000	8,259
Intesa Sanpaolo SpA	5.625%	3/8/2033	EUR	2,000	2,602
Intesa Sanpaolo SpA	6.625%	5/31/2033	GBP	10,000	14,368
Intesa Sanpaolo SpA	2.625%	3/11/2036	GBP	6,724	6,888
Iren SpA	3.875%	7/22/2032	EUR	2,000	2,369
Iren SpA	3.625%	9/23/2033	EUR	5,000	5,786
Italgas Reti SpA	1.608%	10/31/2027	EUR	3,266	3,750
Italgas Reti SpA	0.579%	1/29/2031	EUR	5,800	5,960
Italgas SpA	3.125%	2/8/2029	EUR	5,400	6,311
Italgas SpA	0.875%	4/24/2030	EUR	5,092	5,407
Italgas SpA	4.125%	6/8/2032	EUR	5,000	6,017
Leasys SpA	3.875%	3/1/2028	EUR	7,000	8,303
Mediobanca Banca di Credito Finanziario SpA	4.375%	2/1/2030	EUR	7,000	8,394
Mediobanca Banca di Credito Finanziario SpA	2.625%	8/5/2030	EUR	10,000	11,495
Mediobanca Banca di Credito Finanziario SpA	3.000%	9/4/2031	EUR	10,000	11,575
Nexi SpA	2.125%	4/30/2029	EUR	1,750	1,958
Snam SpA	0.750%	6/20/2029	EUR	8,400	9,133
Snam SpA	0.750%	6/17/2030	EUR	10,500	11,114
Snam SpA	0.625%	6/30/2031	EUR	5,000	5,094
Snam SpA	3.875%	2/19/2034	EUR	7,500	8,825
Snam SpA	1.000%	9/12/2034	EUR	4,090	3,849
Snam SpA	4.500%	Perpetual	EUR	3,000	3,543
Terna - Rete Elettrica Nazionale	1.375%	7/26/2027	EUR	4,944	5,691
Terna - Rete Elettrica Nazionale	1.000%	10/11/2028	EUR	6,798	7,601
Terna - Rete Elettrica Nazionale	3.625%	4/21/2029	EUR	3,000	3,555
Terna - Rete Elettrica Nazionale	3.500%	1/17/2031	EUR	6,000	7,068
Terna - Rete Elettrica Nazionale	3.125%	2/17/2032	EUR	5,000	5,748
Terna - Rete Elettrica Nazionale	4.750%	Perpetual	EUR	5,000	5,961
UniCredit SpA	3.875%	6/11/2028	EUR	10,000	11,826
29

Total International Bond Index Fund
		Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
	UniCredit SpA	4.450%	2/16/2029	EUR	8,000	9,565
	UniCredit SpA	4.600%	2/14/2030	EUR	10,000	12,153
	UniCredit SpA	3.500%	7/31/2030	EUR	12,500	14,885
	UniCredit SpA	0.850%	1/19/2031	EUR	11,986	12,508
	UniCredit SpA	4.300%	1/23/2031	EUR	5,000	6,012
	UniCredit SpA	4.000%	3/5/2034	EUR	27,000	32,023
	UniCredit SpA	5.375%	4/16/2034	EUR	6,947	8,476
	UniCredit SpA	4.200%	6/11/2034	EUR	10,000	11,837
	UniCredit SpA	4.175%	6/24/2037	EUR	5,000	5,864
	Unipol Assicurazioni SpA	4.900%	5/23/2034	EUR	4,400	5,342
						1,088,572
Japan (0.4%)
	Asahi Group Holdings Ltd.	0.290%	6/1/2027	JPY	100,000	631
	Asahi Group Holdings Ltd.	0.541%	10/23/2028	EUR	4,750	5,212
	Astellas Pharma Inc.	0.519%	8/31/2028	JPY	500,000	3,104
	Central Nippon Expressway Co. Ltd.	0.166%	8/18/2027	JPY	1,000,000	6,284
	Central Nippon Expressway Co. Ltd.	0.439%	12/13/2027	JPY	500,000	3,140
	Central Nippon Expressway Co. Ltd.	0.514%	2/21/2028	JPY	200,000	1,254
	Central Nippon Expressway Co. Ltd.	0.385%	5/18/2028	JPY	400,000	2,493
	Central Nippon Expressway Co. Ltd.	0.439%	8/17/2028	JPY	900,000	5,595
	Central Nippon Expressway Co. Ltd.	0.464%	9/14/2028	JPY	500,000	3,104
	Central Nippon Expressway Co. Ltd.	0.597%	3/28/2029	JPY	500,000	3,089
	Central Nippon Expressway Co. Ltd.	0.759%	5/29/2029	JPY	400,000	2,478
	Central Nippon Expressway Co. Ltd.	1.021%	1/25/2030	JPY	1,900,000	11,747
	Central Nippon Expressway Co. Ltd.	1.259%	7/17/2030	JPY	2,000,000	12,412
	Chugoku Electric Power Co. Inc.	0.920%	5/25/2033	JPY	300,000	1,701
	Daiichi Sankyo Co. Ltd.	0.810%	7/25/2036	JPY	100,000	519
	Denso Corp.	0.315%	3/17/2028	JPY	300,000	1,869
	East Japan Railway Co.	1.162%	9/15/2028	GBP	6,119	7,652
	East Japan Railway Co.	3.245%	9/8/2030	EUR	5,000	5,858
	East Japan Railway Co.	3.976%	9/5/2032	EUR	5,000	6,010
	East Japan Railway Co.	4.875%	6/14/2034	GBP	2,800	3,650
	East Japan Railway Co.	0.773%	9/15/2034	EUR	6,000	5,546
	East Japan Railway Co.	1.104%	9/15/2039	EUR	3,714	3,007
	East Japan Railway Co.	4.110%	2/22/2043	EUR	8,500	9,530
	East Nippon Expressway Co. Ltd.	0.230%	6/18/2027	JPY	400,000	2,521
	East Nippon Expressway Co. Ltd.	0.140%	7/31/2029	JPY	670,000	4,056
	East Nippon Expressway Co. Ltd.	0.140%	11/29/2029	JPY	100,000	601
	East Nippon Expressway Co. Ltd.	0.220%	1/31/2030	JPY	230,000	1,379
	East Nippon Expressway Co. Ltd.	0.230%	4/23/2031	JPY	300,000	1,749
	East Nippon Expressway Co. Ltd.	0.140%	7/15/2031	JPY	90,000	519
	ENEOS Holdings Inc.	0.834%	6/15/2032	JPY	300,000	1,737
	Fast Retailing Co. Ltd.	0.405%	6/6/2028	JPY	600,000	3,729
	Hikari Tsushin Inc.	1.790%	3/23/2033	JPY	200,000	1,132
	Hitachi Ltd.	0.290%	3/12/2030	JPY	100,000	597
[4]	Japan Investment Corp.	1.151%	10/31/2029	JPY	800,000	4,998
	Japan Tobacco Inc.	1.293%	4/10/2030	JPY	100,000	621
	JT International Financial Services BV	1.000%	11/26/2029	EUR	1,545	1,670
	JT International Financial Services BV	2.750%	9/28/2033	GBP	2,599	2,920
	Kansai Electric Power Co. Inc.	0.470%	5/25/2027	JPY	289,000	1,827
	Kansai Electric Power Co. Inc.	0.490%	7/23/2027	JPY	125,000	789
	Kansai Electric Power Co. Inc.	0.460%	12/20/2027	JPY	359,000	2,248
	Kansai Electric Power Co. Inc.	0.435%	4/25/2028	JPY	400,000	2,490
	Kansai Electric Power Co. Inc.	0.405%	6/20/2029	JPY	300,000	1,828
	Kansai Electric Power Co. Inc.	0.440%	12/20/2030	JPY	327,000	1,922
	Kansai Electric Power Co. Inc.	0.370%	9/19/2031	JPY	187,000	1,072
	Kubota Corp.	0.300%	6/2/2027	JPY	500,000	3,155
	Kubota Corp.	0.950%	4/20/2033	JPY	200,000	1,150
	Kyushu Electric Power Co. Inc.	0.430%	5/25/2029	JPY	191,000	1,166
	Kyushu Electric Power Co. Inc.	0.340%	4/25/2031	JPY	100,000	581
	Mitsubishi Corp.	1.518%	6/25/2032	JPY	700,000	4,253
	Mitsubishi Corp.	1.054%	3/21/2034	JPY	100,000	570
	Mitsubishi Heavy Industries Ltd.	0.270%	9/1/2031	JPY	400,000	2,299
	Mitsubishi UFJ Financial Group Inc.	1.029%	3/7/2029	JPY	400,000	2,520
	Mitsubishi UFJ Financial Group Inc.	0.848%	7/19/2029	EUR	8,179	8,870
	Mitsubishi UFJ Financial Group Inc.	3.197%	6/10/2031	EUR	17,000	19,670
	Mitsubishi UFJ Financial Group Inc.	3.556%	9/5/2032	EUR	7,000	8,176
	Mitsui Fudosan Co. Ltd.	0.810%	6/6/2033	JPY	400,000	2,270
	Mitsui Fudosan Co. Ltd.	1.057%	9/12/2033	JPY	1,100,000	6,313
30

Total International Bond Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
Mizuho Financial Group Inc.	5.628%	6/13/2028	GBP	2,000	2,750
Mizuho Financial Group Inc.	0.402%	9/6/2029	EUR	2,543	2,714
Mizuho Financial Group Inc.	0.797%	4/15/2030	EUR	5,087	5,392
Mizuho Financial Group Inc.	0.895%	6/24/2030	JPY	100,000	602
Mizuho Financial Group Inc.	0.693%	10/7/2030	EUR	18,700	19,462
Mizuho Financial Group Inc.	4.029%	9/5/2032	EUR	3,000	3,576
Mizuho Financial Group Inc.	3.980%	5/21/2034	EUR	8,000	9,429
Nippon Life Insurance Co.	4.165%	9/2/2055	EUR	4,000	4,547
Nomura Holdings Inc.	3.459%	5/28/2030	EUR	6,000	6,986
NTT Finance Corp.	0.280%	12/20/2027	JPY	300,000	1,875
NTT Finance Corp.	0.614%	9/20/2028	JPY	400,000	2,482
NTT Finance Corp.	0.399%	12/13/2028	EUR	10,600	11,575
NTT Finance Corp.	2.906%	3/16/2029	EUR	5,000	5,809
NTT Finance Corp.	0.967%	6/20/2029	JPY	600,000	3,715
NTT Finance Corp.	0.923%	12/20/2029	JPY	500,000	3,066
NTT Finance Corp.	0.648%	6/20/2030	JPY	1,000,000	5,991
NTT Finance Corp.	0.380%	9/20/2030	JPY	3,100,000	18,290
NTT Finance Corp.	3.359%	3/12/2031	EUR	10,000	11,675
NTT Finance Corp.	0.270%	9/19/2031	JPY	200,000	1,144
NTT Finance Corp.	0.838%	6/20/2033	JPY	1,100,000	6,224
NTT Finance Corp.	3.678%	7/16/2033	EUR	7,000	8,151
NTT Finance Corp.	1.476%	3/17/2034	JPY	300,000	1,746
NTT Finance Corp.	2.718%	12/20/2035	JPY	400,000	2,510
ORIX Corp.	4.477%	6/1/2028	EUR	3,500	4,200
ORIX Corp.	3.780%	5/29/2029	EUR	1,900	2,244
Panasonic Holdings Corp.	0.709%	9/14/2028	JPY	500,000	3,110
Panasonic Holdings Corp.	0.370%	3/5/2030	JPY	200,000	1,193
Panasonic Holdings Corp.	1.342%	9/14/2033	JPY	400,000	2,318
Seven & i Holdings Co. Ltd.	0.280%	12/20/2027	JPY	100,000	624
Seven & i Holdings Co. Ltd.	1.392%	11/2/2033	JPY	400,000	2,299
Shinkin Central Bank	0.720%	6/27/2029	JPY	300,000	1,853
Sompo Japan Insurance Inc.	0.425%	10/14/2027	JPY	200,000	1,255
Sony Group Corp.	0.300%	10/10/2029	JPY	500,000	3,029
Sumitomo Electric Industries Ltd.	0.809%	7/13/2033	JPY	200,000	1,128
Sumitomo Mitsui Banking Corp.	0.409%	11/7/2029	EUR	3,541	3,777
Sumitomo Mitsui Financial Group Inc.	1.054%	1/26/2029	JPY	800,000	5,047
Sumitomo Mitsui Financial Group Inc.	0.750%	6/8/2029	JPY	900,000	5,616
Sumitomo Mitsui Financial Group Inc.	0.632%	10/23/2029	EUR	11,635	12,446
Sumitomo Mitsui Financial Group Inc.	3.573%	5/28/2032	EUR	5,000	5,816
Sumitomo Mitsui Financial Group Inc.	3.686%	10/6/2036	EUR	10,000	11,397
Sumitomo Mitsui Trust Bank Ltd.	0.010%	10/15/2027	EUR	9,232	10,354
Suntory Holdings Ltd.	0.300%	6/8/2027	JPY	100,000	631
Suntory Holdings Ltd.	0.800%	5/25/2033	JPY	200,000	1,140
Takeda Pharmaceutical Co. Ltd.	3.000%	11/21/2030	EUR	13,514	15,547
Takeda Pharmaceutical Co. Ltd.	0.400%	10/14/2031	JPY	900,000	5,139
Takeda Pharmaceutical Co. Ltd.	1.375%	7/9/2032	EUR	2,500	2,561
Takeda Pharmaceutical Co. Ltd.	2.000%	7/9/2040	EUR	4,364	3,843
TDK Corp.	0.430%	7/26/2030	JPY	100,000	595
Tohoku Electric Power Co. Inc.	0.310%	10/25/2029	JPY	500,000	3,012
Toyota Motor Corp.	0.219%	3/18/2031	JPY	500,000	2,916
Toyota Motor Corp.	0.735%	6/1/2033	JPY	300,000	1,710
West Nippon Expressway Co. Ltd.	0.225%	6/18/2027	JPY	100,000	630
West Nippon Expressway Co. Ltd.	0.315%	9/17/2027	JPY	200,000	1,257
West Nippon Expressway Co. Ltd.	0.395%	9/17/2027	JPY	500,000	3,146
West Nippon Expressway Co. Ltd.	0.390%	5/25/2028	JPY	500,000	3,116
West Nippon Expressway Co. Ltd.	0.369%	7/27/2028	JPY	1,000,000	6,210
West Nippon Expressway Co. Ltd.	0.484%	8/31/2028	JPY	400,000	2,488
West Nippon Expressway Co. Ltd.	0.715%	5/23/2029	JPY	800,000	4,951
					483,592
Luxembourg (0.2%)
Acef Holding SCA	0.750%	6/14/2028	EUR	1,107	1,232
Acef Holding SCA	1.250%	4/26/2030	EUR	4,914	5,260
AXA Logistics Europe Master SCA	0.875%	11/15/2029	EUR	800	861
AXA Logistics Europe Master SCA	3.375%	5/13/2031	EUR	5,000	5,746
Bevco Lux Sarl	1.000%	1/16/2030	EUR	3,214	3,414
Blackstone Property Partners Europe Holdings Sarl	2.625%	10/20/2028	GBP	2,800	3,558
Blackstone Property Partners Europe Holdings Sarl	3.625%	10/29/2029	EUR	6,900	8,064
Blackstone Property Partners Europe Holdings Sarl	4.875%	4/29/2032	GBP	2,800	3,601
CBRE Open-Ended Funds SCA SICAV-SIF	0.500%	1/27/2028	EUR	4,000	4,478
31

Total International Bond Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
CBRE Open-Ended Funds SCA SICAV-SIF	0.900%	10/12/2029	EUR	1,400	1,502
Eurofins Scientific SE	4.000%	7/6/2029	EUR	5,843	6,950
Eurofins Scientific SE	0.875%	5/19/2031	EUR	3,500	3,575
JAB Holdings BV	1.000%	12/20/2027	EUR	3,000	3,402
JAB Holdings BV	2.000%	5/18/2028	EUR	1,000	1,147
JAB Holdings BV	2.500%	6/25/2029	EUR	6,400	7,302
JAB Holdings BV	4.750%	6/29/2032	EUR	6,000	7,375
JAB Holdings BV	5.000%	6/12/2033	EUR	1,000	1,243
JAB Holdings BV	4.375%	4/25/2034	EUR	14,000	16,682
JAB Holdings BV	3.375%	4/17/2035	EUR	4,000	4,420
JAB Holdings BV	4.375%	5/19/2035	EUR	5,000	5,919
JAB Holdings BV	2.250%	12/19/2039	EUR	9,400	8,457
Logicor Financing Sarl	1.625%	7/15/2027	EUR	5,087	5,862
Logicor Financing Sarl	3.250%	11/13/2028	EUR	5,980	6,982
Logicor Financing Sarl	2.750%	1/15/2030	GBP	5,000	6,139
Logicor Financing Sarl	0.875%	1/14/2031	EUR	7,914	8,056
P3 Group Sarl	1.625%	1/26/2029	EUR	2,500	2,790
P3 Group Sarl	4.000%	4/19/2032	EUR	5,000	5,838
Prologis International Funding II SA	1.750%	3/15/2028	EUR	6,125	7,004
Prologis International Funding II SA	0.875%	7/9/2029	EUR	3,042	3,301
Prologis International Funding II SA	3.625%	3/7/2030	EUR	2,500	2,938
Prologis International Funding II SA	3.125%	6/1/2031	EUR	3,000	3,440
Prologis International Funding II SA	1.625%	6/17/2032	EUR	2,819	2,924
Prologis International Funding II SA	3.700%	10/7/2034	EUR	2,300	2,638
SELP Finance Sarl	0.875%	5/27/2029	EUR	1,000	1,084
Stoneweg Ereit Lux Finco Sarl	4.250%	1/30/2031	EUR	10,000	11,712
					174,896
Mexico (0.0%)
America Movil SAB de CV	0.750%	6/26/2027	EUR	2,159	2,468
America Movil SAB de CV	2.125%	3/10/2028	EUR	2,599	2,990
America Movil SAB de CV	5.750%	6/28/2030	GBP	2,990	4,147
America Movil SAB de CV	4.948%	7/22/2033	GBP	900	1,178
America Movil SAB de CV	4.375%	8/7/2041	GBP	3,096	3,354
					14,137
Netherlands (0.9%)
ABN AMRO Bank NV	2.375%	6/1/2027	EUR	10,700	12,484
ABN AMRO Bank NV	4.000%	1/16/2028	EUR	5,000	5,948
ABN AMRO Bank NV	5.125%	2/22/2028	GBP	7,500	10,215
ABN AMRO Bank NV	2.375%	4/7/2028	EUR	10,000	11,617
ABN AMRO Bank NV	4.375%	10/20/2028	EUR	13,000	15,641
ABN AMRO Bank NV	1.500%	9/30/2030	EUR	11,107	12,223
ABN AMRO Bank NV	1.000%	4/13/2031	EUR	4,000	4,252
ABN AMRO Bank NV	3.000%	10/1/2031	EUR	10,000	11,530
ABN AMRO Bank NV	3.875%	1/15/2032	EUR	10,000	11,838
ABN AMRO Bank NV	5.125%	2/22/2033	EUR	10,000	11,980
ABN AMRO Bank NV	1.000%	6/2/2033	EUR	5,000	4,853
ABN AMRO Bank NV	1.375%	1/10/2034	EUR	7,300	7,483
ABN AMRO Bank NV	4.500%	11/21/2034	EUR	12,000	14,685
ABN AMRO Bank NV	0.375%	1/14/2035	EUR	20,400	18,647
ABN AMRO Bank NV	1.375%	1/12/2037	EUR	11,100	10,583
ABN AMRO Bank NV	1.125%	4/23/2039	EUR	2,500	2,172
ABN AMRO Bank NV	0.400%	9/17/2041	EUR	10,000	7,157
Achmea Bank NV	2.500%	6/25/2030	EUR	5,000	5,737
Achmea Bank NV	2.750%	5/19/2032	EUR	10,000	11,462
Achmea Bank NV	2.750%	9/15/2032	EUR	5,000	5,710
Achmea Bank NV	3.000%	2/7/2034	EUR	15,000	17,266
Achmea BV	6.750%	12/26/2043	EUR	3,000	3,994
Achmea BV	5.625%	11/2/2044	EUR	10,200	12,766
Akzo Nobel NV	1.500%	3/28/2028	EUR	4,000	4,532
Akzo Nobel NV	1.625%	4/14/2030	EUR	4,600	5,015
Akzo Nobel NV	4.000%	5/24/2033	EUR	5,000	5,834
Alliander NV	0.375%	6/10/2030	EUR	6,316	6,627
ASML Holding NV	1.625%	5/28/2027	EUR	667	773
ASML Holding NV	0.625%	5/7/2029	EUR	2,214	2,418
ASN Bank NV	0.750%	5/18/2027	EUR	2,500	2,872
ASN Bank NV	0.375%	3/3/2028	EUR	3,700	4,118
ASN Bank NV	0.750%	10/24/2031	EUR	2,543	2,621
ASR Nederland NV	7.000%	12/7/2043	EUR	7,200	9,785
ASR Nederland NV	3.375%	5/2/2049	EUR	3,862	4,478
32

Total International Bond Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
Cooperatieve Rabobank UA	0.875%	2/8/2028	EUR	16,600	18,810
Cooperatieve Rabobank UA	1.875%	7/12/2028	GBP	10,400	13,642
Cooperatieve Rabobank UA	5.051%	2/26/2029	AUD	8,300	5,923
Cooperatieve Rabobank UA	4.233%	4/25/2029	EUR	13,000	15,542
Cooperatieve Rabobank UA	4.625%	5/23/2029	GBP	3,812	5,075
Cooperatieve Rabobank UA	4.550%	8/30/2029	GBP	3,642	4,899
Cooperatieve Rabobank UA	4.000%	1/10/2030	EUR	11,000	13,187
Cooperatieve Rabobank UA	0.125%	12/1/2031	EUR	10,000	9,977
Cooperatieve Rabobank UA	0.750%	3/2/2032	EUR	3,000	3,085
Cooperatieve Rabobank UA	1.250%	5/31/2032	EUR	3,800	4,000
Cooperatieve Rabobank UA	7.074%	10/26/2032	AUD	2,700	1,976
Cooperatieve Rabobank UA	3.106%	6/7/2033	EUR	12,500	14,573
Cooperatieve Rabobank UA	3.064%	2/1/2034	EUR	10,000	11,584
Cooperatieve Rabobank UA	3.822%	7/26/2034	EUR	8,000	9,401
Cooperatieve Rabobank UA	1.500%	4/26/2038	EUR	24,400	22,864
Cooperatieve Rabobank UA	5.250%	5/23/2041	GBP	484	608
CTP NV	3.625%	4/13/2032	EUR	4,000	4,557
CTP NV	3.875%	11/21/2032	EUR	5,000	5,744
DSM BV	0.250%	6/23/2028	EUR	7,000	7,729
DSM BV	0.625%	6/23/2032	EUR	7,500	7,405
Enexis Holding NV	0.750%	7/2/2031	EUR	2,000	2,050
Enexis Holding NV	3.625%	6/12/2034	EUR	5,000	5,837
Euronext NV	1.125%	6/12/2029	EUR	5,300	5,847
Euronext NV	1.500%	5/17/2041	EUR	2,800	2,292
EXOR NV	1.750%	1/18/2028	EUR	2,708	3,104
EXOR NV	2.250%	4/29/2030	EUR	5,053	5,681
EXOR NV	3.750%	2/14/2033	EUR	7,364	8,558
Heineken NV	1.500%	10/3/2029	EUR	400	443
Heineken NV	2.250%	3/30/2030	EUR	7,631	8,616
Heineken NV	3.875%	9/23/2030	EUR	12,500	14,993
Heineken NV	4.125%	3/23/2035	EUR	5,000	5,982
Heineken NV	1.750%	5/7/2040	EUR	6,471	5,633
Heineken NV	4.242%	11/14/2045	EUR	8,000	8,919
IMCD NV	4.875%	9/18/2028	EUR	4,000	4,813
ING Bank NV	0.875%	4/11/2028	EUR	7,900	8,926
ING Bank NV	1.053%	12/7/2028	JPY	400,000	2,501
ING Bank NV	2.500%	2/21/2030	EUR	30,000	34,546
ING Bank NV	0.125%	12/8/2031	EUR	15,700	15,595
ING Groep NV	0.375%	9/29/2028	EUR	27,700	31,288
ING Groep NV	0.250%	2/18/2029	EUR	4,400	4,893
ING Groep NV	0.250%	2/1/2030	EUR	2,500	2,695
ING Groep NV	2.875%	11/10/2030	EUR	10,000	11,502
ING Groep NV	0.875%	11/29/2030	EUR	3,000	3,214
ING Groep NV	1.750%	2/16/2031	EUR	4,500	4,957
ING Groep NV	1.000%	11/16/2032	EUR	5,000	5,676
ING Groep NV	6.250%	5/20/2033	GBP	1,500	2,066
ING Groep NV	4.125%	8/24/2033	EUR	2,000	2,368
ING Groep NV	5.250%	11/14/2033	EUR	2,000	2,539
ING Groep NV	4.750%	5/23/2034	EUR	22,000	27,163
ING Groep NV	4.375%	8/15/2034	EUR	5,000	5,951
ING Groep NV	4.000%	2/12/2035	EUR	2,000	2,367
ING Groep NV	3.750%	9/3/2035	EUR	5,000	5,772
ING Groep NV	4.125%	5/20/2036	EUR	15,000	17,651
JDE Peet's NV	0.625%	2/9/2028	EUR	7,700	8,610
JDE Peet's NV	0.500%	1/16/2029	EUR	9,500	10,257
JDE Peet's NV	4.125%	1/23/2030	EUR	5,000	5,946
JDE Peet's NV	1.125%	6/16/2033	EUR	3,000	2,854
JDE Peet's NV	4.500%	1/23/2034	EUR	1,500	1,774
Koninklijke Ahold Delhaize NV	0.375%	3/18/2030	EUR	2,531	2,674
Koninklijke Ahold Delhaize NV	3.875%	3/11/2036	EUR	2,000	2,332
Koninklijke KPN NV	5.750%	9/17/2029	GBP	2,771	3,859
Koninklijke KPN NV	3.875%	7/3/2031	EUR	2,500	2,985
Koninklijke KPN NV	0.875%	12/14/2032	EUR	9,200	9,042
Koninklijke KPN NV	3.875%	2/16/2036	EUR	12,000	13,926
Koninklijke Philips NV	1.375%	5/2/2028	EUR	3,925	4,448
Koninklijke Philips NV	2.000%	3/30/2030	EUR	5,087	5,664
Lineage Europe Finco BV	4.125%	11/26/2031	EUR	4,750	5,482
Louis Dreyfus Co. Finance BV	1.625%	4/28/2028	EUR	2,200	2,498
Magnum Icc Finance BV	3.750%	11/26/2034	EUR	5,000	5,718
Magnum Icc Finance BV	4.000%	11/26/2037	EUR	6,533	7,344
33

Total International Bond Index Fund
		Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
	Nationale-Nederlanden Bank NV	0.500%	9/21/2028	EUR	2,900	3,187
	Nederlandse Gasunie NV	0.375%	10/3/2031	EUR	1,545	1,535
	Nederlandse Gasunie NV	3.500%	4/23/2035	EUR	6,000	6,887
	Nederlandse Gasunie NV	3.875%	4/29/2044	EUR	4,000	4,458
	NIBC Bank NV	1.875%	6/16/2027	EUR	6,200	7,192
	NIBC Bank NV	1.000%	9/11/2028	EUR	2,500	2,794
	NIBC Bank NV	0.010%	10/15/2029	EUR	5,000	5,282
	NIBC Bank NV	3.500%	6/5/2030	EUR	7,000	8,168
	NIBC Bank NV	0.125%	4/21/2031	EUR	19,700	19,831
	NN Group NV	1.625%	6/1/2027	EUR	230	266
	NN Group NV	5.250%	3/1/2043	EUR	2,000	2,476
	NN Group NV	6.000%	11/3/2043	EUR	5,800	7,504
	NN Group NV	4.625%	1/13/2048	EUR	4,809	5,730
	Royal Schiphol Group NV	2.000%	4/6/2029	EUR	18,454	20,997
	Sandoz Finance BV	4.500%	11/17/2033	EUR	2,500	3,047
	Sandoz Finance BV	4.000%	3/26/2035	EUR	7,000	8,214
	Stedin Holding NV	0.500%	11/14/2029	EUR	2,543	2,715
	Stedin Holding NV	2.375%	6/3/2030	EUR	2,500	2,827
[5]	Tennet Netherlands BV	1.375%	6/5/2028	EUR	6,835	7,785
	Tennet Netherlands BV	3.875%	10/28/2028	EUR	3,600	4,305
[5]	Tennet Netherlands BV	1.375%	6/26/2029	EUR	5,374	6,021
[5]	Tennet Netherlands BV	2.125%	11/17/2029	EUR	5,000	5,707
[5]	Tennet Netherlands BV	0.875%	6/3/2030	EUR	2,000	2,160
[5]	Tennet Netherlands BV	0.500%	6/9/2031	EUR	3,300	3,414
	Tennet Netherlands BV	4.250%	4/28/2032	EUR	1,500	1,836
[5]	Tennet Netherlands BV	0.125%	11/30/2032	EUR	500	484
[5]	Tennet Netherlands BV	2.375%	5/17/2033	EUR	2,650	2,960
[5]	Tennet Netherlands BV	1.250%	10/24/2033	EUR	778	797
[5]	Tennet Netherlands BV	2.000%	6/5/2034	EUR	1,000	1,071
	Tennet Netherlands BV	4.500%	10/28/2034	EUR	4,184	5,205
[5]	Tennet Netherlands BV	0.875%	6/16/2035	EUR	9,400	8,946
[5]	Tennet Netherlands BV	3.250%	4/1/2036	EUR	7,000	8,160
[5]	Tennet Netherlands BV	1.875%	6/13/2036	EUR	1,263	1,294
	Tennet Netherlands BV	1.500%	6/3/2039	EUR	3,668	3,398
[5]	Tennet Netherlands BV	0.500%	11/30/2040	EUR	6,484	4,967
[5]	Tennet Netherlands BV	1.125%	6/9/2041	EUR	6,900	5,768
	Tennet Netherlands BV	4.750%	10/28/2042	EUR	3,100	3,878
	Universal Music Group NV	3.000%	6/30/2027	EUR	4,300	5,041
	Universal Music Group NV	4.000%	6/13/2031	EUR	3,000	3,556
	Vesteda Finance BV	1.500%	5/24/2027	EUR	2,094	2,423
	VIA Outlets BV	1.750%	11/15/2028	EUR	2,000	2,240
	Wolters Kluwer NV	3.250%	3/18/2029	EUR	5,000	5,852
	Wolters Kluwer NV	0.750%	7/3/2030	EUR	1,500	1,576
	Wolters Kluwer NV	3.750%	4/3/2031	EUR	2,000	2,362
						1,044,064
New Zealand (0.1%)
	ANZ New Zealand International Ltd.	0.200%	9/23/2027	EUR	13,124	14,838
	ASB Bank Ltd.	0.500%	9/24/2029	EUR	2,500	2,674
	ASB Bank Ltd.	4.100%	9/2/2030	NZD	900	520
	ASB Bank Ltd.	0.250%	5/21/2031	EUR	10,301	10,417
	Bank of New Zealand	2.552%	6/29/2027	EUR	12,456	14,568
	Bank of New Zealand	2.708%	6/18/2030	EUR	10,000	11,531
	Fonterra Co-operative Group Ltd.	4.000%	11/2/2027	AUD	100	70
	Kiwibank Ltd.	6.254%	10/19/2028	NZD	2,000	1,235
	Westpac New Zealand Ltd.	4.337%	9/24/2029	NZD	5,000	2,940
	Westpac New Zealand Ltd.	6.730%	2/14/2034	NZD	1,000	612
						59,405
Norway (0.3%)
	Aker BP ASA	1.125%	5/12/2029	EUR	2,800	3,067
	Aker BP ASA	4.000%	5/29/2032	EUR	5,000	5,892
	Avinor A/S	0.750%	10/1/2030	EUR	2,000	2,099
	DNB Bank ASA	4.500%	7/19/2028	EUR	22,500	26,848
	DNB Bank ASA	0.250%	2/23/2029	EUR	13,000	14,463
	DNB Bank ASA	4.000%	3/14/2029	EUR	15,000	17,852
	DNB Bank ASA	4.625%	2/28/2033	EUR	8,000	9,552
	DNB Boligkreditt A/S	2.625%	9/27/2029	EUR	11,000	12,748
	DNB Boligkreditt A/S	2.625%	1/28/2030	EUR	20,000	23,142
	DNB Boligkreditt A/S	2.750%	1/19/2032	EUR	10,000	11,506
	Eika Boligkreditt A/S	0.010%	3/23/2028	EUR	15,943	17,722
34

Total International Bond Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
Eika Boligkreditt A/S	3.250%	6/14/2033	EUR	2,500	2,929
Equinor ASA	6.875%	3/11/2031	GBP	3,673	5,392
Equinor ASA	1.375%	5/22/2032	EUR	10,083	10,484
Equinor ASA	1.625%	2/17/2035	EUR	2,599	2,579
Equinor ASA	4.250%	4/10/2041	GBP	2,657	2,978
Public Property Invest A/S	4.375%	10/1/2032	EUR	5,000	5,801
SpareBank 1 Boligkreditt A/S	1.750%	5/25/2027	EUR	15,000	17,414
SpareBank 1 Boligkreditt A/S	0.050%	11/3/2028	EUR	10,000	10,935
SpareBank 1 Boligkreditt A/S	1.000%	1/30/2029	EUR	10,000	11,139
SpareBank 1 Boligkreditt A/S	0.125%	11/5/2029	EUR	9,387	9,976
SpareBank 1 Boligkreditt A/S	2.375%	2/13/2030	EUR	10,000	11,464
SpareBank 1 Boligkreditt A/S	1.750%	5/11/2032	EUR	15,000	16,268
SpareBank 1 Boligkreditt A/S	3.000%	5/15/2034	EUR	15,000	17,256
SpareBank 1 SMN	0.010%	2/18/2028	EUR	5,053	5,612
Sparebanken Norge Boligkreditt A/S	2.625%	2/18/2031	EUR	10,000	11,487
SR-Boligkreditt A/S	0.010%	6/26/2027	EUR	4,300	4,887
SR-Boligkreditt A/S	0.010%	9/8/2028	EUR	4,300	4,714
SR-Boligkreditt A/S	0.010%	3/10/2031	EUR	3,000	3,036
Statkraft A/S	3.500%	6/9/2033	EUR	3,000	3,487
Statkraft A/S	3.750%	3/22/2039	EUR	2,000	2,292
Statnett SF	1.250%	4/26/2030	EUR	3,273	3,543
Statnett SF	3.375%	2/26/2036	EUR	6,000	6,831
Storebrand Livsforsikring A/S	1.875%	9/30/2051	EUR	2,804	2,960
Telenor ASA	1.125%	5/31/2029	EUR	6,836	7,536
Telenor ASA	0.625%	9/25/2031	EUR	2,500	2,521
Telenor ASA	0.875%	2/14/2035	EUR	5,000	4,597
Var Energi ASA	5.500%	5/4/2029	EUR	5,000	6,150
					339,159
Poland (0.0%)
ORLEN SA	4.750%	7/13/2030	EUR	3,420	4,183
Portugal (0.1%)
Banco BPI SA	3.625%	7/4/2028	EUR	10,000	11,882
Banco Santander Totta SA	1.250%	9/26/2027	EUR	4,600	5,278
Banco Santander Totta SA	3.375%	4/19/2028	EUR	8,700	10,288
Banco Santander Totta SA	3.250%	2/15/2031	EUR	10,000	11,795
BCR-Brisa Concessao Rodoviaria SA	2.375%	5/10/2027	EUR	6,800	7,936
EDP Finance BV	1.500%	11/22/2027	EUR	1,477	1,696
EDP Servicios Financieros Espana SA	4.125%	4/4/2029	EUR	3,000	3,606
EDP Servicios Financieros Espana SA	3.500%	7/16/2030	EUR	2,000	2,353
EDP Servicios Financieros Espana SA	4.375%	4/4/2032	EUR	16,000	19,508
Novo Banco SA	2.750%	2/4/2030	EUR	11,000	12,737
Novo Banco SA	3.375%	1/22/2031	EUR	10,700	12,412
Ren Finance BV	1.750%	1/18/2028	EUR	1,354	1,551
					101,042
Romania (0.0%)
NE Property BV	2.000%	1/20/2030	EUR	1,000	1,100
NE Property BV	4.250%	1/21/2032	EUR	2,000	2,365
					3,465
Singapore (0.1%)
DBS Bank Ltd.	2.600%	3/31/2028	EUR	10,000	11,648
DBS Bank Ltd.	2.429%	1/3/2029	EUR	4,900	5,658
Maybank Singapore Ltd.	2.504%	10/2/2028	EUR	5,000	5,790
Temasek Financial I Ltd.	0.500%	11/20/2031	EUR	11,171	11,234
Temasek Financial I Ltd.	3.500%	2/15/2033	EUR	3,985	4,698
Temasek Financial I Ltd.	5.125%	7/26/2040	GBP	3,266	4,221
Temasek Financial I Ltd.	1.250%	11/20/2049	EUR	2,556	1,689
United Overseas Bank Ltd.	0.100%	5/25/2029	EUR	14,452	15,495
United Overseas Bank Ltd.	2.718%	12/1/2030	EUR	10,000	11,503
United Overseas Bank Ltd. / Sydney	5.023%	1/29/2031	AUD	15,000	10,618
					82,554
Slovakia (0.0%)
Slovenska Sporitelna A/S	2.750%	9/10/2030	EUR	4,500	5,188
Tatra Banka A/S	2.875%	9/11/2031	EUR	9,000	10,377
					15,565
South Africa (0.0%)
Anglo American Capital plc	5.000%	3/15/2031	EUR	4,000	4,958
35

Total International Bond Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
Anglo American Capital plc	4.750%	9/21/2032	EUR	5,000	6,141
					11,099
South Korea (0.0%)
Kookmin Bank	2.625%	9/29/2029	EUR	5,500	6,343
SK Hynix Inc.	4.266%	2/14/2028	KRW	4,940,000	3,354
					9,697
Spain (0.8%)
Abanca Corp. Bancaria SA	5.250%	9/14/2028	EUR	2,400	2,887
Abertis Infraestructuras SA	2.375%	9/27/2027	EUR	3,400	3,948
Abertis Infraestructuras SA	4.125%	1/31/2028	EUR	5,000	5,946
Abertis Infraestructuras SA	1.250%	2/7/2028	EUR	6,200	7,033
Abertis Infraestructuras SA	2.250%	3/29/2029	EUR	8,500	9,677
Abertis Infraestructuras SA	1.875%	3/26/2032	EUR	3,000	3,180
Acciona Energia Financiacion Filiales SA	3.750%	4/25/2030	EUR	2,500	2,934
Acciona Energia Financiacion Filiales SA	5.125%	4/23/2031	EUR	5,000	6,162
Acciona Energia Financiacion Filiales SA	1.375%	1/26/2032	EUR	2,800	2,843
Amadeus IT Group SA	2.875%	5/20/2027	EUR	1,500	1,760
Amadeus IT Group SA	1.875%	9/24/2028	EUR	2,300	2,619
Amadeus IT Group SA	3.500%	3/21/2029	EUR	5,000	5,885
AYT Cedulas Cajas Global FTA	4.750%	5/25/2027	EUR	16,400	19,572
Banco Bilbao Vizcaya Argentaria SA	3.125%	7/17/2027	EUR	6,500	7,649
Banco Bilbao Vizcaya Argentaria SA	3.375%	9/20/2027	EUR	10,000	11,795
Banco Bilbao Vizcaya Argentaria SA	3.625%	6/7/2030	EUR	7,000	8,319
Banco Bilbao Vizcaya Argentaria SA	4.625%	1/13/2031	EUR	9,500	11,604
Banco Bilbao Vizcaya Argentaria SA	5.750%	9/15/2033	EUR	3,000	3,659
Banco Bilbao Vizcaya Argentaria SA	3.750%	8/26/2035	EUR	5,000	5,775
Banco Bilbao Vizcaya Argentaria SA	4.875%	2/8/2036	EUR	10,000	12,135
Banco de Sabadell SA	5.125%	11/10/2028	EUR	4,000	4,821
Banco de Sabadell SA	5.250%	2/7/2029	EUR	7,000	8,478
Banco de Sabadell SA	5.000%	6/7/2029	EUR	10,000	12,143
Banco de Sabadell SA	5.500%	9/8/2029	EUR	8,700	10,682
Banco de Sabadell SA	4.250%	9/13/2030	EUR	8,000	9,613
Banco de Sabadell SA	3.375%	3/10/2032	EUR	8,000	9,270
Banco de Sabadell SA	5.125%	6/27/2034	EUR	5,000	6,059
Banco Santander SA	4.625%	5/4/2027	EUR	8,100	9,676
Banco Santander SA	2.375%	9/8/2027	EUR	21,000	24,483
Banco Santander SA	3.875%	1/16/2028	EUR	5,000	5,944
Banco Santander SA	2.125%	2/8/2028	EUR	1,200	1,379
Banco Santander SA	0.200%	2/11/2028	EUR	3,700	4,129
Banco Santander SA	0.310%	6/9/2028	CHF	4,335	5,493
Banco Santander SA	1.125%	10/25/2028	EUR	2,600	2,920
Banco Santander SA	2.375%	7/14/2029	EUR	5,000	5,758
Banco Santander SA	3.375%	1/11/2030	EUR	5,000	5,934
Banco Santander SA	5.125%	1/25/2030	GBP	4,000	5,428
Banco Santander SA	2.500%	5/13/2030	EUR	5,000	5,744
Banco Santander SA	4.250%	6/12/2030	EUR	7,000	8,467
Banco Santander SA	1.625%	10/22/2030	EUR	8,000	8,637
Banco Santander SA	5.375%	1/17/2031	GBP	4,000	5,458
Banco Santander SA	5.625%	1/27/2031	GBP	7,000	9,566
Banco Santander SA	0.875%	5/9/2031	EUR	5,100	5,365
Banco Santander SA	4.875%	10/18/2031	EUR	18,000	22,371
Banco Santander SA	3.250%	5/27/2032	EUR	7,000	8,075
Banco Santander SA	2.750%	9/8/2032	EUR	20,000	22,886
Banco Santander SA	3.500%	10/2/2032	EUR	19,000	21,985
Banco Santander SA	2.250%	10/4/2032	GBP	3,000	3,929
Banco Santander SA	2.875%	7/14/2033	EUR	10,000	11,444
Banco Santander SA	5.750%	8/23/2033	EUR	5,000	6,094
Banco Santander SA	3.750%	1/9/2034	EUR	20,300	23,841
Banco Santander SA	4.125%	4/22/2034	EUR	7,000	8,371
Banco Santander SA	5.000%	4/22/2034	EUR	6,000	7,249
Banco Santander SA	2.000%	11/27/2034	EUR	5,900	6,226
Banco Santander SA	3.000%	2/23/2036	EUR	10,000	11,320
Bankinter SA	0.625%	10/6/2027	EUR	1,500	1,700
Bankinter SA	4.375%	5/3/2030	EUR	4,000	4,828
Bankinter SA	4.875%	9/13/2031	EUR	3,000	3,698
Bankinter SA	3.625%	2/4/2033	EUR	8,000	9,281
CaixaBank SA	1.000%	1/17/2028	EUR	17,700	20,099
CaixaBank SA	0.750%	5/26/2028	EUR	9,100	10,426
CaixaBank SA	0.500%	2/9/2029	EUR	1,900	2,127
36

Total International Bond Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
CaixaBank SA	5.000%	7/19/2029	EUR	4,000	4,856
CaixaBank SA	3.750%	9/7/2029	EUR	3,000	3,569
CaixaBank SA	4.250%	9/6/2030	EUR	10,200	12,377
CaixaBank SA	5.375%	11/14/2030	EUR	8,000	9,982
CaixaBank SA	1.625%	7/14/2032	EUR	5,000	5,347
CaixaBank SA	3.625%	9/19/2032	EUR	10,000	11,700
CaixaBank SA	6.250%	2/23/2033	EUR	3,000	3,657
CaixaBank SA	6.875%	10/25/2033	GBP	4,000	5,588
CaixaBank SA	4.375%	11/29/2033	EUR	10,500	12,890
CaixaBank SA	6.125%	5/30/2034	EUR	8,000	9,935
CaixaBank SA	5.125%	7/19/2034	EUR	2,000	2,527
CaixaBank SA	4.125%	3/24/2036	EUR	12,350	15,274
CaixaBank SA	4.375%	8/8/2036	EUR	8,000	9,516
CaixaBank SA	3.875%	1/20/2037	EUR	7,000	8,057
CaixaBank SA	4.000%	3/5/2037	EUR	10,000	11,641
Cajamar Caja Rural SCC	3.375%	7/25/2029	EUR	8,200	9,667
Cellnex Finance Co. SA	1.000%	9/15/2027	EUR	9,200	10,506
Cellnex Finance Co. SA	1.250%	1/15/2029	EUR	5,000	5,553
Cellnex Finance Co. SA	2.000%	9/15/2032	EUR	5,000	5,240
Cellnex Finance Co. SA	2.000%	2/15/2033	EUR	5,000	5,170
Cellnex Telecom SA	1.875%	6/26/2029	EUR	6,000	6,722
Cellnex Telecom SA	1.750%	10/23/2030	EUR	11,100	12,037
Cepsa Finance SA	0.750%	2/12/2028	EUR	3,000	3,363
Cepsa Finance SA	4.125%	4/11/2031	EUR	2,000	2,364
Colonial SFL Socimi SA	1.500%	6/5/2027	EUR	1,900	2,196
Colonial SFL Socimi SA	0.500%	4/21/2028	EUR	1,900	2,120
Colonial SFL Socimi SA	1.350%	10/14/2028	EUR	1,400	1,579
Colonial SFL Socimi SA	2.500%	11/28/2029	EUR	1,900	2,161
Colonial SFL Socimi SA	3.125%	9/23/2031	EUR	8,000	9,069
Criteria Caixa SA	0.875%	10/28/2027	EUR	3,100	3,525
El Corte Ingles SA	3.500%	7/24/2033	EUR	8,000	9,057
Enagas Financiaciones SA	1.375%	5/5/2028	EUR	100	114
Enagas Financiaciones SA	0.375%	11/5/2032	EUR	2,000	1,889
Enagas Financiaciones SA	3.625%	1/24/2034	EUR	2,000	2,307
FCC Aqualia SA	2.629%	6/8/2027	EUR	1,107	1,293
FCC Aqualia SA	3.750%	6/11/2032	EUR	6,750	7,807
FCC Servicios Medio Ambiente Holding SA	3.715%	10/8/2031	EUR	5,000	5,775
Iberdrola Finanzas SA	3.125%	11/22/2028	EUR	6,000	7,055
Iberdrola Finanzas SA	1.621%	11/29/2029	EUR	1,900	2,116
Iberdrola Finanzas SA	1.375%	3/11/2032	EUR	1,900	1,989
Iberdrola Finanzas SA	3.375%	11/22/2032	EUR	7,500	8,728
Iberdrola Finanzas SA	3.625%	7/13/2033	EUR	8,000	9,420
Iberdrola Finanzas SA	3.625%	7/18/2034	EUR	4,000	4,675
Iberdrola Finanzas SA	5.870%	11/28/2034	AUD	5,000	3,509
Iberdrola Finanzas SA	1.575%	Perpetual	EUR	3,000	3,412
Iberdrola Finanzas SA	3.750%	Perpetual	EUR	5,000	5,711
Iberdrola Finanzas SA	4.871%	Perpetual	EUR	5,000	6,030
Iberdrola Finanzas SA	4.875%	Perpetual	EUR	3,000	3,590
Iberdrola International BV	1.825%	Perpetual	EUR	2,600	2,838
Iberdrola International BV	2.250%	Perpetual	EUR	10,000	11,183
Mapfre SA	3.125%	1/20/2032	EUR	1,700	1,949
Mapfre SA	4.125%	9/7/2048	EUR	3,500	4,145
Merlin Properties Socimi SA	2.375%	9/18/2029	EUR	3,000	3,413
Merlin Properties Socimi SA	1.375%	6/1/2030	EUR	4,600	4,930
Merlin Properties Socimi SA	3.500%	9/4/2033	EUR	5,000	5,653
Merlin Properties Socimi SA	1.875%	12/4/2034	EUR	2,000	1,948
Naturgy Finance Iberia SA	1.500%	1/29/2028	EUR	1,300	1,486
Naturgy Finance Iberia SA	0.750%	11/28/2029	EUR	3,100	3,331
Naturgy Finance Iberia SA	3.625%	10/2/2034	EUR	5,000	5,715
Nortegas Energia Grupo SL	2.065%	9/28/2027	EUR	2,361	2,735
Nortegas Energia Grupo SL	0.905%	1/22/2031	EUR	3,000	3,045
Programa Cedulas TDA Fondo de Titulizacion de Activos	4.250%	4/10/2031	EUR	18,100	22,216
Red Electrica Financiaciones SA	0.375%	7/24/2028	EUR	2,000	2,218
Redeia Corp. SA	3.375%	7/9/2032	EUR	2,600	2,998
Redexis SA	4.375%	5/30/2031	EUR	5,000	5,929
Repsol Europe Finance Sarl	0.375%	7/6/2029	EUR	4,000	4,309
Repsol Europe Finance Sarl	0.875%	7/6/2033	EUR	3,100	3,001
Repsol International Finance BV	4.247%	Perpetual	EUR	8,000	9,444
Telefonica Emisiones SA	2.318%	10/17/2028	EUR	400	462
Telefonica Emisiones SA	1.788%	3/12/2029	EUR	1,300	1,468
37

Total International Bond Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
Telefonica Emisiones SA	5.445%	10/8/2029	GBP	1,700	2,321
Telefonica Emisiones SA	2.932%	10/17/2029	EUR	5,700	6,616
Telefonica Emisiones SA	0.664%	2/3/2030	EUR	3,400	3,607
Telefonica Emisiones SA	2.592%	5/25/2031	EUR	11,400	12,797
Telefonica Emisiones SA	1.807%	5/21/2032	EUR	4,000	4,194
Telefonica Emisiones SA	3.707%	5/2/2033	EUR	1,000	1,154
Telefonica Emisiones SA	3.724%	1/23/2034	EUR	5,000	5,724
Telefonica Emisiones SA	1.864%	7/13/2040	EUR	7,000	5,884
Telefonica Europe BV	5.875%	2/14/2033	EUR	2,680	3,516
Unicaja Banco SA	5.125%	2/21/2029	EUR	4,500	5,448
Werfen SA	4.250%	5/3/2030	EUR	11,000	13,170
					978,291
Sweden (1.0%)
Akelius Residential Property Financing BV	1.125%	1/11/2029	EUR	2,995	3,280
Akelius Residential Property Financing BV	0.750%	2/22/2030	EUR	5,938	6,203
Assa Abloy AB	3.875%	9/13/2030	EUR	9,615	11,499
Balder Finland OYJ	1.000%	1/20/2029	EUR	500	546
Balder Finland OYJ	1.375%	5/24/2030	EUR	2,429	2,572
Balder Finland OYJ	2.000%	1/18/2031	EUR	2,500	2,684
Castellum AB	4.125%	12/10/2030	EUR	1,890	2,229
Castellum Helsinki Finance Holding Abp	0.875%	9/17/2029	EUR	4,953	5,421
Danske Hypotek AB	3.500%	12/20/2028	SEK	200,000	21,996
Ellevio AB	4.125%	3/7/2034	EUR	3,000	3,593
EQT AB	2.375%	4/6/2028	EUR	3,500	4,026
EQT AB	2.875%	4/6/2032	EUR	4,600	5,045
Essity AB	0.250%	2/8/2031	EUR	6,316	6,374
Fastighets AB Balder	1.250%	1/28/2028	EUR	2,843	3,214
Heimstaden Bostad AB	3.750%	10/2/2030	EUR	4,000	4,618
Heimstaden Bostad Treasury BV	1.000%	4/13/2028	EUR	8,009	8,944
Heimstaden Bostad Treasury BV	1.375%	7/24/2028	EUR	3,300	3,688
Heimstaden Bostad Treasury BV	0.750%	9/6/2029	EUR	1,800	1,906
Heimstaden Bostad Treasury BV	1.625%	10/13/2031	EUR	1,000	1,022
Investor AB	0.375%	10/29/2035	EUR	6,500	5,615
Lansforsakringar Hypotek AB	1.000%	9/15/2027	SEK	413,000	43,831
Lansforsakringar Hypotek AB	3.000%	9/19/2029	SEK	100,000	10,841
Lansforsakringar Hypotek AB	3.000%	9/23/2032	SEK	100,000	10,652
Molnlycke Holding AB	4.250%	9/8/2028	EUR	3,000	3,587
Molnlycke Holding AB	4.250%	6/11/2034	EUR	6,000	7,132
Nordea Hypotek AB	1.000%	6/16/2027	SEK	334,000	35,547
Nordea Hypotek AB	3.500%	9/20/2028	SEK	660,000	72,730
Nordea Hypotek AB	3.500%	10/26/2029	SEK	286,000	31,612
Nordea Hypotek AB	3.000%	11/26/2030	SEK	100,000	10,828
Sagax AB	4.375%	5/29/2030	EUR	3,000	3,582
Sagax AB	4.000%	3/13/2032	EUR	1,000	1,166
Sagax Euro Mtn NL BV	0.750%	1/26/2028	EUR	2,214	2,484
Sagax Euro Mtn NL BV	1.000%	5/17/2029	EUR	1,900	2,068
Sandvik AB	2.125%	6/7/2027	EUR	6,050	7,033
Securitas Treasury Ireland DAC	3.875%	2/23/2030	EUR	5,000	5,941
Skandinaviska Enskilda Banken AB	4.125%	6/29/2027	EUR	5,000	5,946
Skandinaviska Enskilda Banken AB	0.750%	8/9/2027	EUR	10,000	11,412
Skandinaviska Enskilda Banken AB	3.750%	2/7/2028	EUR	2,000	2,370
Skandinaviska Enskilda Banken AB	3.250%	5/4/2028	EUR	3,500	4,133
Skandinaviska Enskilda Banken AB	3.875%	5/9/2028	EUR	13,000	15,485
Skandinaviska Enskilda Banken AB	0.375%	6/21/2028	EUR	6,000	6,637
Skandinaviska Enskilda Banken AB	3.000%	11/6/2028	SEK	580,000	63,200
Skandinaviska Enskilda Banken AB	0.625%	11/12/2029	EUR	5,087	5,428
Skandinaviska Enskilda Banken AB	3.375%	3/19/2030	EUR	5,000	5,863
Skandinaviska Enskilda Banken AB	3.000%	12/17/2030	SEK	200,000	21,630
Skandinaviska Enskilda Banken AB	3.125%	11/5/2031	EUR	11,000	12,678
Skandinaviska Enskilda Banken AB	5.000%	8/17/2033	EUR	2,600	3,147
Skandinaviska Enskilda Banken AB	3.500%	8/14/2035	EUR	7,000	7,989
SKF AB	0.250%	2/15/2031	EUR	2,906	3,047
Stadshypotek AB	0.750%	11/1/2027	EUR	3,541	4,028
Stadshypotek AB	2.500%	12/1/2027	SEK	386,000	41,733
Stadshypotek AB	2.000%	9/1/2028	SEK	250,000	26,557
Stadshypotek AB	4.000%	5/2/2029	SEK	650,000	72,424
Stadshypotek AB	2.500%	2/1/2030	SEK	100,000	10,621
Stadshypotek AB	2.500%	12/2/2030	SEK	100,000	10,554
Stadshypotek AB	2.500%	9/1/2031	SEK	200,000	20,954
38

Total International Bond Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
Svenska Handelsbanken AB	3.375%	2/17/2028	EUR	6,000	7,076
Svenska Handelsbanken AB	1.375%	2/23/2029	EUR	16,500	18,418
Svenska Handelsbanken AB	2.625%	9/5/2029	EUR	5,000	5,771
Svenska Handelsbanken AB	0.500%	2/18/2030	EUR	5,087	5,369
Svenska Handelsbanken AB	3.250%	8/19/2032	EUR	7,000	8,057
Svenska Handelsbanken AB	4.625%	8/23/2032	GBP	4,000	5,395
Svenska Handelsbanken AB	5.000%	8/16/2034	EUR	4,924	5,989
Sveriges Sakerstallda Obligationer AB	0.250%	6/9/2027	SEK	300,000	31,523
Sveriges Sakerstallda Obligationer AB	0.010%	3/14/2030	EUR	2,500	2,617
Sveriges Sakerstallda Obligationer AB	1.000%	6/12/2030	SEK	200,000	19,823
Sveriges Sakerstallda Obligationer AB	1.750%	2/10/2032	EUR	24,000	26,142
Sveriges Sakerstallda Obligationer AB	0.750%	6/9/2032	SEK	250,000	23,260
Swedbank AB	0.200%	1/12/2028	EUR	10,841	12,102
Swedbank AB	4.125%	11/13/2028	EUR	10,000	12,010
Swedbank AB	2.875%	4/30/2029	EUR	25,000	28,991
Swedbank AB	2.875%	2/8/2030	EUR	10,000	11,615
Swedbank AB	3.375%	5/29/2030	EUR	4,000	4,725
Swedbank AB	3.625%	8/23/2032	EUR	11,700	13,732
Swedbank AB	3.250%	10/13/2032	EUR	5,000	5,728
Swedbank AB	7.272%	11/15/2032	GBP	3,000	4,198
Swedbank AB	3.500%	8/19/2035	EUR	9,000	10,403
Swedbank Hypotek AB	1.375%	5/31/2027	EUR	16,900	19,536
Swedbank Hypotek AB	3.000%	3/15/2028	SEK	200,000	21,796
Swedbank Hypotek AB	3.125%	7/5/2028	EUR	20,000	23,573
Swedbank Hypotek AB	3.000%	3/28/2029	SEK	771,200	83,895
Tele2 AB	2.125%	5/15/2028	EUR	1,692	1,941
Tele2 AB	3.750%	11/22/2029	EUR	2,000	2,372
Telefonaktiebolaget LM Ericsson	1.000%	5/26/2029	EUR	3,000	3,265
Telia Co. AB	0.125%	11/27/2030	EUR	2,245	2,278
Telia Co. AB	3.625%	2/22/2032	EUR	3,570	4,203
Telia Co. AB	2.125%	2/20/2034	EUR	6,139	6,417
Telia Co. AB	1.625%	2/23/2035	EUR	1,900	1,869
Telia Co. AB	2.750%	6/30/2083	EUR	2,000	2,302
Vattenfall AB	6.875%	4/15/2039	GBP	5,543	7,968
Volvo Treasury AB	2.000%	8/19/2027	EUR	11,400	13,196
					1,166,900
Switzerland (1.1%)
ABB Finance BV	0.000%	1/19/2030	EUR	8,984	9,377
ABB Finance BV	3.375%	1/16/2031	EUR	5,000	5,894
Adecco Group AG	2.378%	11/17/2027	CHF	2,000	2,616
Adecco International Financial Services BV	0.125%	9/21/2028	EUR	7,500	8,172
Argentum Netherlands BV for Givaudan SA	2.000%	9/17/2030	EUR	9,300	10,299
Argentum Netherlands BV for Zurich Insurance Co. Ltd.	2.750%	2/19/2049	EUR	996	1,142
Basellandschaftliche Kantonalbank	0.375%	5/13/2030	CHF	2,545	3,214
Basler Kantonalbank	0.300%	6/22/2027	CHF	2,290	2,927
Cloverie plc for Zurich Insurance Co. Ltd.	1.500%	12/15/2028	EUR	5,000	5,629
ELM BV for Helvetia Schweizerische Versicherungsgesellschaft AG	3.375%	9/29/2047	EUR	5,892	6,862
ELM BV for Julius Baer Group Ltd.	3.875%	9/13/2029	EUR	4,000	4,726
ELM BV for Swiss Prime Site AG	3.125%	10/1/2031	EUR	2,500	2,844
Firmenich Productions Participations SAS	1.750%	4/30/2030	EUR	4,087	4,510
Helvetia Europe SA	2.750%	9/30/2041	EUR	2,743	3,017
Holcim Finance Luxembourg SA	2.250%	5/26/2028	EUR	5,288	6,088
Holcim Finance Luxembourg SA	1.750%	8/29/2029	EUR	5,000	5,583
Holcim Finance Luxembourg SA	0.500%	9/3/2030	EUR	6,551	6,778
Holcim Finance Luxembourg SA	0.500%	4/23/2031	EUR	12,631	12,762
IWG US Finance LLC	6.500%	6/28/2030	EUR	2,400	3,024
Lonza Finance International NV	3.875%	4/24/2036	EUR	5,000	5,782
Luzerner Kantonalbank AG	0.125%	11/25/2032	CHF	9,300	11,372
Luzerner Kantonalbank AG	2.000%	11/19/2038	CHF	8,000	11,303
Nestle Capital Markets SA	1.875%	6/28/2029	CHF	5,000	6,625
Nestle Capital Markets SA	2.000%	6/28/2033	CHF	2,000	2,743
Nestle Capital Markets SA	2.500%	7/14/2034	CHF	4,900	6,963
Nestle Capital Markets SA	2.125%	6/28/2038	CHF	7,000	9,825
Nestle Capital Markets SA	1.750%	5/30/2040	CHF	2,500	3,365
Pfandbriefbank schweizerischer Hypothekarinstitute AG	0.375%	5/12/2027	CHF	12,750	16,325
Pfandbriefbank schweizerischer Hypothekarinstitute AG	0.000%	6/15/2027	CHF	16,275	20,749
Pfandbriefbank schweizerischer Hypothekarinstitute AG	0.500%	5/5/2028	CHF	4,080	5,228
Pfandbriefbank schweizerischer Hypothekarinstitute AG	0.375%	7/10/2028	CHF	2,545	3,248
Pfandbriefbank schweizerischer Hypothekarinstitute AG	0.125%	9/6/2028	CHF	14,280	18,121
39

Total International Bond Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
Pfandbriefbank schweizerischer Hypothekarinstitute AG	0.625%	10/9/2028	CHF	7,645	9,819
Pfandbriefbank schweizerischer Hypothekarinstitute AG	0.500%	1/22/2029	CHF	22,465	28,734
Pfandbriefbank schweizerischer Hypothekarinstitute AG	0.125%	5/8/2029	CHF	3,820	4,829
Pfandbriefbank schweizerischer Hypothekarinstitute AG	0.500%	6/15/2029	CHF	7,645	9,768
Pfandbriefbank schweizerischer Hypothekarinstitute AG	0.000%	10/26/2029	CHF	16,305	20,445
Pfandbriefbank schweizerischer Hypothekarinstitute AG	0.000%	2/26/2030	CHF	9,155	11,441
Pfandbriefbank schweizerischer Hypothekarinstitute AG	0.250%	4/15/2030	CHF	5,100	6,432
Pfandbriefbank schweizerischer Hypothekarinstitute AG	2.625%	2/14/2031	CHF	10,000	13,972
Pfandbriefbank schweizerischer Hypothekarinstitute AG	0.125%	7/15/2031	CHF	4,715	5,857
Pfandbriefbank schweizerischer Hypothekarinstitute AG	1.875%	9/15/2031	CHF	17,605	23,936
Pfandbriefbank schweizerischer Hypothekarinstitute AG	0.125%	12/19/2031	CHF	6,510	8,069
Pfandbriefbank schweizerischer Hypothekarinstitute AG	1.375%	4/9/2032	CHF	12,500	16,581
Pfandbriefbank schweizerischer Hypothekarinstitute AG	1.000%	5/12/2032	CHF	3,820	4,970
Pfandbriefbank schweizerischer Hypothekarinstitute AG	2.250%	8/13/2032	CHF	5,200	7,264
Pfandbriefbank schweizerischer Hypothekarinstitute AG	0.125%	11/19/2032	CHF	4,860	5,972
Pfandbriefbank schweizerischer Hypothekarinstitute AG	0.625%	4/25/2033	CHF	12,545	15,901
Pfandbriefbank schweizerischer Hypothekarinstitute AG	1.500%	8/2/2033	CHF	8,925	12,007
Pfandbriefbank schweizerischer Hypothekarinstitute AG	1.500%	9/6/2033	CHF	5,000	6,710
Pfandbriefbank schweizerischer Hypothekarinstitute AG	0.250%	4/26/2034	CHF	15,000	18,330
Pfandbriefbank schweizerischer Hypothekarinstitute AG	0.750%	11/28/2034	CHF	12,500	15,841
Pfandbriefbank schweizerischer Hypothekarinstitute AG	0.625%	1/25/2035	CHF	10,000	12,540
Pfandbriefbank schweizerischer Hypothekarinstitute AG	0.875%	5/7/2035	CHF	16,015	20,490
Pfandbriefbank schweizerischer Hypothekarinstitute AG	0.500%	10/5/2035	CHF	2,545	3,143
Pfandbriefbank schweizerischer Hypothekarinstitute AG	0.250%	10/14/2036	CHF	2,060	2,452
Pfandbriefbank schweizerischer Hypothekarinstitute AG	0.625%	1/23/2037	CHF	2,035	2,513
Pfandbriefbank schweizerischer Hypothekarinstitute AG	0.875%	6/25/2037	CHF	2,800	3,543
Pfandbriefbank schweizerischer Hypothekarinstitute AG	0.250%	8/4/2038	CHF	18,600	21,666
Pfandbriefbank schweizerischer Hypothekarinstitute AG	1.625%	1/28/2039	CHF	7,500	10,271
Pfandbriefbank schweizerischer Hypothekarinstitute AG	0.375%	7/8/2039	CHF	4,235	4,961
Pfandbriefbank schweizerischer Hypothekarinstitute AG	1.500%	2/14/2040	CHF	5,000	6,749
Pfandbriefbank schweizerischer Hypothekarinstitute AG	0.250%	5/17/2040	CHF	10,000	11,398
Pfandbriefbank schweizerischer Hypothekarinstitute AG	1.500%	12/5/2040	CHF	9,545	12,887
Pfandbriefbank schweizerischer Hypothekarinstitute AG	0.500%	6/17/2041	CHF	4,195	4,911
Pfandbriefbank schweizerischer Hypothekarinstitute AG	0.250%	10/6/2042	CHF	5,100	5,658
Pfandbriefbank schweizerischer Hypothekarinstitute AG	1.750%	3/24/2043	CHF	10,000	14,004
Pfandbriefbank schweizerischer Hypothekarinstitute AG	0.375%	9/23/2043	CHF	3,000	3,376
Pfandbriefbank schweizerischer Hypothekarinstitute AG	1.000%	1/25/2045	CHF	5,000	6,227
Pfandbriefbank schweizerischer Hypothekarinstitute AG	1.125%	10/9/2048	CHF	10,000	12,638
Pfandbriefbank schweizerischer Hypothekarinstitute AG	1.875%	6/24/2050	CHF	10,000	14,610
Pfandbriefzentrale der schweizerischen Kantonalbanken AG	0.000%	3/13/2028	CHF	18,975	24,078
Pfandbriefzentrale der schweizerischen Kantonalbanken AG	1.625%	4/17/2028	CHF	7,500	9,810
Pfandbriefzentrale der schweizerischen Kantonalbanken AG	0.375%	7/24/2028	CHF	20,000	25,520
Pfandbriefzentrale der schweizerischen Kantonalbanken AG	1.000%	9/22/2028	CHF	2,545	3,295
Pfandbriefzentrale der schweizerischen Kantonalbanken AG	0.300%	4/9/2029	CHF	17,685	22,476
Pfandbriefzentrale der schweizerischen Kantonalbanken AG	1.500%	5/21/2029	CHF	15,960	21,022
Pfandbriefzentrale der schweizerischen Kantonalbanken AG	0.625%	7/16/2029	CHF	12,240	15,692
Pfandbriefzentrale der schweizerischen Kantonalbanken AG	0.500%	4/30/2030	CHF	2,545	3,246
Pfandbriefzentrale der schweizerischen Kantonalbanken AG	0.000%	7/19/2030	CHF	19,060	23,752
Pfandbriefzentrale der schweizerischen Kantonalbanken AG	0.500%	9/20/2030	CHF	8,925	11,349
Pfandbriefzentrale der schweizerischen Kantonalbanken AG	0.550%	1/29/2031	CHF	4,845	6,169
Pfandbriefzentrale der schweizerischen Kantonalbanken AG	0.300%	6/6/2031	CHF	3,820	4,799
Pfandbriefzentrale der schweizerischen Kantonalbanken AG	0.125%	9/2/2031	CHF	15,070	18,717
Pfandbriefzentrale der schweizerischen Kantonalbanken AG	0.500%	2/20/2032	CHF	11,000	13,904
Pfandbriefzentrale der schweizerischen Kantonalbanken AG	1.650%	12/21/2032	CHF	10,000	13,550
Pfandbriefzentrale der schweizerischen Kantonalbanken AG	0.650%	2/15/2033	CHF	5,100	6,475
Pfandbriefzentrale der schweizerischen Kantonalbanken AG	0.000%	3/18/2033	CHF	7,500	9,104
Pfandbriefzentrale der schweizerischen Kantonalbanken AG	0.500%	5/15/2034	CHF	3,055	3,802
Pfandbriefzentrale der schweizerischen Kantonalbanken AG	2.200%	10/4/2034	CHF	5,335	7,575
Pfandbriefzentrale der schweizerischen Kantonalbanken AG	0.200%	6/12/2035	CHF	23,000	27,652
Pfandbriefzentrale der schweizerischen Kantonalbanken AG	0.200%	7/13/2035	CHF	7,645	9,173
Pfandbriefzentrale der schweizerischen Kantonalbanken AG	0.600%	12/11/2035	CHF	6,630	8,227
Pfandbriefzentrale der schweizerischen Kantonalbanken AG	0.000%	2/15/2036	CHF	14,965	17,502
Pfandbriefzentrale der schweizerischen Kantonalbanken AG	1.500%	6/23/2036	CHF	10,000	13,489
Pfandbriefzentrale der schweizerischen Kantonalbanken AG	1.850%	7/19/2038	CHF	17,500	24,523
Pfandbriefzentrale der schweizerischen Kantonalbanken AG	0.700%	3/4/2039	CHF	2,545	3,125
Pfandbriefzentrale der schweizerischen Kantonalbanken AG	1.450%	3/14/2042	CHF	10,000	13,409
Richemont International Holding SA	1.500%	3/26/2030	EUR	1,000	1,098
Richemont International Holding SA	1.125%	5/26/2032	EUR	6,316	6,482
Richemont International Holding SA	2.000%	3/26/2038	EUR	7,850	7,591
Richemont International Holding SA	1.625%	5/26/2040	EUR	7,087	6,155
40

Total International Bond Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
Sika Capital BV	3.750%	5/3/2030	EUR	9,000	10,696
Swiss Life Finance I AG	3.250%	8/31/2029	EUR	8,000	9,383
Swiss Life Finance I AG	0.500%	9/15/2031	EUR	4,250	4,274
Swiss Life Finance I AG	3.750%	3/24/2035	EUR	2,000	2,335
Swisscom Finance BV	3.500%	11/29/2031	EUR	5,500	6,475
Swisscom Finance BV	3.625%	11/29/2036	EUR	7,000	8,041
Swisscom Finance BV	3.875%	5/29/2044	EUR	2,500	2,754
Tyco Electronics Group SA	2.500%	5/6/2028	EUR	7,000	8,116
Tyco Electronics Group SA	0.000%	2/16/2029	EUR	4,644	4,979
Tyco Electronics Group SA	3.250%	1/31/2033	EUR	4,012	4,577
UBS AG	0.500%	3/31/2031	EUR	13,800	14,147
UBS Group AG	0.250%	2/24/2028	EUR	5,306	5,904
UBS Group AG	2.250%	6/9/2028	GBP	5,179	6,842
UBS Group AG	0.250%	11/5/2028	EUR	20,041	22,509
UBS Group AG	0.650%	9/10/2029	EUR	6,777	7,272
UBS Group AG	2.125%	11/15/2029	GBP	1,500	1,892
UBS Group AG	4.375%	1/11/2031	EUR	3,000	3,623
UBS Group AG	0.875%	11/3/2031	EUR	3,824	3,884
UBS Group AG	4.750%	3/17/2032	EUR	7,000	8,629
UBS Group AG	2.875%	4/2/2032	EUR	23,000	26,061
UBS Group AG	0.625%	1/18/2033	EUR	18,100	17,320
UBS Group AG	4.125%	6/9/2033	EUR	15,000	17,941
UBS Group AG	7.375%	9/7/2033	GBP	3,500	5,190
UBS Group AG	3.250%	2/12/2034	EUR	21,000	23,764
UBS Group AG	3.757%	8/11/2036	EUR	21,000	24,137
UBS Switzerland AG	3.146%	6/21/2031	EUR	11,000	12,805
Zuercher Kantonalbank	0.100%	3/31/2031	CHF	5,000	6,203
Zuercher Kantonalbank	0.000%	1/21/2033	CHF	7,000	8,457
Zurich Finance Ireland Designated Activity Co.	1.625%	6/17/2039	EUR	1,742	1,568
Zurich Finance Ireland Designated Activity Co.	5.125%	11/23/2052	GBP	6,500	8,504
					1,319,071
United Arab Emirates (0.0%)
DP World Ltd.	4.250%	9/25/2030	GBP	996	1,294
Emirates NBD Bank PJSC	4.750%	2/9/2028	AUD	1,570	1,107
Emirates NBD Bank PJSC	3.050%	2/26/2030	AUD	1,170	754
MDGH GMTN RSC Ltd.	1.000%	3/10/2034	EUR	2,000	1,850
					5,005
United Kingdom (1.9%)
3i Group plc	5.750%	12/3/2032	GBP	2,561	3,515
3i Group plc	3.750%	6/5/2040	GBP	1,300	1,341
A2Dominion Housing Group Ltd.	3.500%	11/15/2028	GBP	2,452	3,172
AA Bond Co. Ltd.	8.450%	1/31/2028	GBP	4,000	5,660
AA Bond Co. Ltd.	3.250%	7/31/2028	GBP	500	642
Accent Capital plc	2.625%	7/18/2049	GBP	2,000	1,459
Affinity Sutton Capital Markets plc	4.250%	10/8/2042	GBP	723	765
Affinity Water Finance plc	4.500%	3/31/2036	GBP	2,269	2,689
Affordable Housing Finance plc	3.800%	5/20/2042	GBP	2,543	2,719
Amplius Living	5.125%	8/2/2038	GBP	885	1,082
Amplius Living	3.250%	5/15/2043	GBP	2,800	2,518
Anchor Hanover Group	2.000%	7/21/2051	GBP	4,509	2,703
Anglian Water Services Financing plc	2.625%	6/15/2027	GBP	3,175	4,194
Anglian Water Services Financing plc	4.500%	10/5/2027	GBP	1,432	1,921
Anglian Water Services Financing plc	5.875%	6/20/2031	GBP	4,000	5,458
Anglian Water Services Financing plc	4.525%	8/26/2032	CAD	1,300	930
Anglian Water Services Financing plc	6.000%	6/20/2039	GBP	8,300	10,425
Anglian Water Services Financing plc	5.750%	6/7/2043	GBP	2,500	2,932
Artesian Finance II plc	6.000%	9/30/2033	GBP	1,395	1,898
Aspire Defence Finance plc	4.674%	3/31/2040	GBP	1,684	2,109
Aspire Defence Finance plc	4.674%	3/31/2040	GBP	1,822	2,285
Assura Financing plc	1.625%	6/30/2033	GBP	2,900	2,950
Aster Treasury plc	4.500%	12/18/2043	GBP	4,381	4,759
Astrazeneca Finance LLC	3.121%	8/5/2030	EUR	5,100	5,952
AstraZeneca plc	1.250%	5/12/2028	EUR	100	114
AstraZeneca plc	0.375%	6/3/2029	EUR	16,500	17,827
AstraZeneca plc	5.750%	11/13/2031	GBP	2,044	2,893
Aviva plc	1.875%	11/13/2027	EUR	2,094	2,416
Aviva plc	4.000%	10/2/2030	CAD	1,663	1,206
Aviva plc	4.375%	9/12/2049	GBP	538	700
Aviva plc	6.875%	11/27/2053	GBP	1,800	2,530
41

Total International Bond Index Fund
		Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
	Aviva plc	6.125%	9/12/2054	GBP	1,900	2,550
	Aviva plc	4.000%	6/3/2055	GBP	3,471	3,932
	Aviva plc	4.625%	8/28/2056	EUR	8,000	9,442
	Aviva plc	6.875%	5/20/2058	GBP	4,469	6,035
	Barclays plc	0.577%	8/9/2029	EUR	4,548	5,016
	Barclays plc	6.369%	1/31/2031	GBP	12,000	16,771
	Barclays plc	3.543%	8/14/2031	EUR	7,000	8,170
	Barclays plc	1.106%	5/12/2032	EUR	7,448	7,685
	Barclays plc	8.407%	11/14/2032	GBP	7,500	10,617
	Barclays plc	3.250%	1/17/2033	GBP	4,400	5,122
	Barclays plc	4.506%	1/31/2033	EUR	17,000	20,565
	Barclays plc	5.262%	1/29/2034	EUR	15,000	18,863
	Barclays plc	5.851%	3/21/2035	GBP	13,000	17,464
	Barclays plc	4.347%	5/8/2035	EUR	3,000	3,568
	Barclays plc	6.158%	5/28/2035	AUD	2,910	2,080
	Barclays plc	4.973%	5/31/2036	EUR	5,000	6,054
	Barclays plc	4.616%	3/26/2037	EUR	10,000	11,888
	BAT International Finance plc	2.250%	6/26/2028	GBP	7,600	9,714
	BAT International Finance plc	2.250%	1/16/2030	EUR	9,177	10,290
	BAT International Finance plc	4.125%	4/12/2032	EUR	10,500	12,453
	BAT International Finance plc	6.000%	11/24/2034	GBP	3,037	4,123
	BAT International Finance plc	5.750%	7/5/2040	GBP	1,657	2,085
	BAT International Finance plc	2.000%	3/13/2045	EUR	360	281
	BAT International Finance plc	2.250%	9/9/2052	GBP	3,000	1,829
	BAT Netherlands Finance BV	5.375%	2/16/2031	EUR	2,000	2,513
	Bazalgette Finance plc	2.375%	11/29/2027	GBP	1,308	1,700
	Beyond Housing Ltd.	2.125%	5/17/2051	GBP	3,807	2,369
	Blend Funding plc	5.260%	6/11/2032	GBP	2,000	2,695
	Blend Funding plc	3.459%	9/21/2047	GBP	7,000	6,165
	Blend Funding plc	2.922%	4/5/2054	GBP	4,355	3,198
	BPHA Finance plc	4.816%	4/11/2044	GBP	613	692
	British American Tobacco plc	3.750%	Perpetual	EUR	10,500	12,085
	British Land Co. plc	2.375%	9/14/2029	GBP	887	1,099
	British Telecommunications plc	1.500%	6/23/2027	EUR	5,087	5,871
	British Telecommunications plc	2.125%	9/26/2028	EUR	100	115
	British Telecommunications plc	5.750%	12/7/2028	GBP	756	1,042
	British Telecommunications plc	1.125%	9/12/2029	EUR	4,000	4,376
	British Telecommunications plc	3.125%	11/21/2031	GBP	800	977
	British Telecommunications plc	4.250%	1/6/2033	EUR	1,000	1,203
	British Telecommunications plc	3.875%	1/20/2034	EUR	10,000	11,693
	British Telecommunications plc	6.375%	6/23/2037	GBP	4,515	6,214
	British Telecommunications plc	5.750%	2/13/2041	GBP	2,000	2,512
	British Telecommunications plc	5.625%	12/3/2041	GBP	2,000	2,473
[3]	Broadgate Financing plc	4.999%	10/5/2031	GBP	2,531	3,377
	Bromford Flagship Livewest Ltd.	3.125%	5/3/2048	GBP	943	789
	BUPA Finance plc	4.125%	6/14/2035	GBP	1,200	1,388
	BUPA Finance plc	6.625%	11/18/2045	GBP	3,000	3,870
	Cadent Finance plc	2.125%	9/22/2028	GBP	5,585	7,084
	Cadent Finance plc	0.625%	3/19/2030	EUR	9,383	9,853
	Cadent Finance plc	0.750%	3/11/2032	EUR	643	636
	Cadent Finance plc	3.750%	4/16/2033	EUR	5,000	5,795
	Cadent Finance plc	2.250%	10/10/2035	GBP	7,012	6,935
	Cadent Finance plc	2.625%	9/22/2038	GBP	3,410	3,125
	Cadent Finance plc	3.125%	3/21/2040	GBP	1,023	954
	Cadent Finance plc	2.750%	9/22/2046	GBP	482	365
[3]	Canary Wharf Finance II plc	5.952%	1/22/2035	GBP	296	411
	Cardiff University	3.000%	12/7/2055	GBP	1,996	1,511
	CCEP Finance Ireland DAC	0.500%	9/6/2029	EUR	5,938	6,371
	CCEP Finance Ireland DAC	0.875%	5/6/2033	EUR	15,724	15,332
	CCEP Finance Ireland DAC	1.500%	5/6/2041	EUR	2,704	2,235
	Centrica plc	4.375%	3/13/2029	GBP	1,376	1,836
	Centrica plc	7.000%	9/19/2033	GBP	2,545	3,696
	Centrica plc	4.250%	9/12/2044	GBP	5,183	5,204
	Chancellor Masters & Scholars of The University of Cambridge	2.350%	6/27/2078	GBP	1,398	815
	Channel Link Enterprises Finance plc	3.043%	6/30/2050	GBP	3,102	3,906
	Church Commissioners for England	3.625%	7/14/2052	GBP	1,500	1,358
	Circle Anglia Social Housing plc	7.250%	11/12/2038	GBP	2,460	3,642
	Circle Anglia Social Housing plc	5.200%	3/2/2044	GBP	1,450	1,701
	Citizen Treasury plc	3.250%	10/20/2048	GBP	5,778	4,759
	CK Hutchison Europe Finance 18 Ltd.	2.000%	4/13/2030	EUR	2,800	3,110
42

Total International Bond Index Fund
		Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
	CK Hutchison Finance 16 Ltd.	2.000%	4/6/2028	EUR	2,000	2,293
	CK Hutchison Group Telecom Finance SA	2.000%	10/17/2027	GBP	2,543	3,303
	CK Hutchison Group Telecom Finance SA	1.500%	10/17/2031	EUR	5,633	5,861
	CK Hutchison Group Telecom Finance SA	2.625%	10/17/2034	GBP	1,409	1,441
	Clarion Funding plc	2.625%	1/18/2029	GBP	752	956
	Clarion Funding plc	3.125%	4/19/2048	GBP	1,634	1,341
	Clarion Funding plc	5.375%	5/30/2057	GBP	945	1,078
	Coca-Cola Europacific Partners plc	1.750%	5/26/2028	EUR	2,653	3,030
	Coca-Cola Europacific Partners plc	0.200%	12/2/2028	EUR	6,316	6,867
	Coca-Cola Europacific Partners plc	1.875%	3/18/2030	EUR	2,500	2,775
	Coca-Cola Europacific Partners plc	0.700%	9/12/2031	EUR	4,364	4,423
	Compass Group plc	2.625%	1/15/2029	EUR	4,000	4,627
	Compass Group plc	2.000%	7/3/2029	GBP	3,028	3,795
	Compass Group plc	3.250%	2/6/2031	EUR	3,000	3,492
	Compass Group plc	4.375%	9/8/2032	GBP	5,000	6,499
	Compass Group plc	3.500%	1/15/2035	EUR	4,000	4,581
[3]	Connect Plus M25 Issuer plc	2.607%	3/31/2039	GBP	1,180	1,295
	Coventry Building Society	2.000%	12/20/2030	GBP	2,938	3,446
	CPUK Finance Ltd.	5.876%	8/28/2027	GBP	1,000	1,369
	CPUK Finance Ltd.	3.690%	8/28/2028	GBP	100	130
[3,6]	CTRL Section 1 Finance plc	5.234%	5/2/2035	GBP	450	610
	Dali Capital plc	4.799%	12/21/2037	GBP	350	417
	Derby Healthcare plc	5.564%	6/30/2041	GBP	671	873
	Derwent London plc	1.875%	11/17/2031	GBP	1,500	1,682
	Diageo Capital BV	0.125%	9/28/2028	EUR	9,300	10,165
	Diageo Finance plc	2.500%	3/27/2032	EUR	6,431	7,125
	Diageo Finance plc	1.250%	3/28/2033	GBP	2,541	2,713
	Diageo Finance plc	3.375%	8/30/2035	EUR	5,000	5,632
	Diageo Finance plc	2.750%	6/8/2038	GBP	6,000	5,935
	DS Smith plc	4.500%	7/27/2030	EUR	5,000	6,036
	DWR Cymru Financing UK plc	6.015%	3/31/2028	GBP	375	517
	DWR Cymru Financing UK plc	1.375%	3/31/2033	GBP	5,500	5,603
	DWR Cymru Financing UK plc	2.375%	3/31/2034	GBP	4,058	4,101
	DWR Cymru Financing UK plc	2.500%	3/31/2036	GBP	383	376
	Eastern Power Networks plc	2.125%	11/25/2033	GBP	3,500	3,759
	Eastern Power Networks plc	6.250%	11/12/2036	GBP	6,000	8,321
	Eastern Power Networks plc	5.375%	10/2/2039	GBP	4,000	5,018
	easyJet FinCo BV	1.875%	3/3/2028	EUR	5,000	5,704
	easyJet plc	3.750%	3/20/2031	EUR	5,000	5,834
	EMH Treasury plc	4.500%	1/29/2044	GBP	1,545	1,680
[3]	Eversholt Funding plc	3.529%	8/7/2042	GBP	5,765	6,299
	Flagship Finance plc	1.875%	7/14/2061	GBP	946	472
	Futures Treasury plc	3.375%	2/8/2044	GBP	1,492	1,375
	Gatwick Funding Ltd.	2.500%	4/15/2030	GBP	2,800	3,435
	Gatwick Funding Ltd.	3.625%	10/16/2033	EUR	5,000	5,741
	Gatwick Funding Ltd.	3.875%	6/24/2035	EUR	10,000	11,448
	Gatwick Funding Ltd.	5.750%	1/23/2037	GBP	3,448	4,476
	Gatwick Funding Ltd.	3.125%	9/28/2039	GBP	2,159	2,053
	Gatwick Funding Ltd.	6.500%	3/2/2041	GBP	2,000	2,682
	Genfinance II plc	6.064%	12/21/2039	GBP	3,037	3,984
	GlaxoSmithKline Capital plc	3.375%	12/20/2027	GBP	2,040	2,717
	GlaxoSmithKline Capital plc	1.250%	10/12/2028	GBP	9,524	11,896
	GlaxoSmithKline Capital plc	1.375%	9/12/2029	EUR	5,000	5,538
	GlaxoSmithKline Capital plc	1.750%	5/21/2030	EUR	9,098	10,059
	GlaxoSmithKline Capital plc	5.250%	12/19/2033	GBP	1,760	2,411
	GlaxoSmithKline Capital plc	1.625%	5/12/2035	GBP	11,611	11,467
	GlaxoSmithKline Capital plc	6.375%	3/9/2039	GBP	578	811
	GlaxoSmithKline Capital plc	5.250%	4/10/2042	GBP	2,239	2,771
	GlaxoSmithKline Capital plc	4.250%	12/18/2045	GBP	383	404
	Global Switch Finance BV	1.375%	10/7/2030	EUR	2,300	2,493
	Global Switch Holdings Ltd.	2.250%	5/31/2027	EUR	400	464
	Grainger plc	3.000%	7/3/2030	GBP	1,500	1,840
	Great Places Housing Group Ltd.	4.750%	10/22/2042	GBP	1,545	1,731
	Greene King Finance plc	5.318%	9/15/2031	GBP	480	646
	GSK Capital BV	3.125%	11/28/2032	EUR	9,000	10,352
	Guinness Partnership Ltd.	4.000%	10/24/2044	GBP	1,436	1,435
	Guinness Partnership Ltd.	2.000%	4/22/2055	GBP	800	450
	Hammerson Ireland Finance DAC	1.750%	6/3/2027	EUR	2,214	2,551
	Hammerson plc	5.875%	10/8/2036	GBP	2,700	3,512
	Heathrow Funding Ltd.	2.694%	10/13/2027	CAD	9,519	6,933
43

Total International Bond Index Fund
		Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
	Heathrow Funding Ltd.	2.750%	10/13/2029	GBP	6,543	8,158
	Heathrow Funding Ltd.	1.500%	2/11/2030	EUR	6,096	6,616
	Heathrow Funding Ltd.	1.125%	10/8/2030	EUR	16,500	17,382
	Heathrow Funding Ltd.	3.661%	1/13/2031	CAD	4,330	3,136
	Heathrow Funding Ltd.	6.450%	12/10/2031	GBP	1,523	2,152
	Heathrow Funding Ltd.	3.726%	4/13/2033	CAD	2,907	2,060
	Heathrow Funding Ltd.	1.875%	3/14/2034	EUR	2,404	2,405
	Heathrow Funding Ltd.	5.875%	5/13/2041	GBP	6,469	8,138
	Heathrow Funding Ltd.	4.625%	10/31/2046	GBP	1,272	1,324
	Hexagon Housing Association Ltd.	3.625%	4/22/2048	GBP	1,000	860
	High Speed Rail Finance 1 plc	4.375%	11/1/2038	GBP	3,376	4,136
	Home Group Ltd.	3.125%	3/27/2043	GBP	2,996	2,671
[3]	Housing & Care 21	3.288%	11/8/2049	GBP	1,640	1,383
	HSBC Bank Capital Funding Sterling 1 LP	5.844%	Perpetual	GBP	188	260
	HSBC Bank plc	4.750%	3/24/2046	GBP	1,000	1,093
	HSBC Holdings plc	3.000%	7/22/2028	GBP	4,886	6,488
	HSBC Holdings plc	2.625%	8/16/2028	GBP	1,615	2,083
	HSBC Holdings plc	0.641%	9/24/2029	EUR	5,938	6,532
	HSBC Holdings plc	3.000%	5/29/2030	GBP	2,185	2,781
	HSBC Holdings plc	3.445%	9/25/2030	EUR	5,000	5,853
	HSBC Holdings plc	6.800%	9/14/2031	GBP	5,000	7,152
	HSBC Holdings plc	4.787%	3/10/2032	EUR	20,000	24,640
	HSBC Holdings plc	5.290%	9/16/2032	GBP	3,000	4,030
	HSBC Holdings plc	6.364%	11/16/2032	EUR	14,000	17,063
	HSBC Holdings plc	4.856%	5/23/2033	EUR	17,000	21,031
	HSBC Holdings plc	3.911%	5/13/2034	EUR	10,000	11,703
	HSBC Holdings plc	8.201%	11/16/2034	GBP	2,500	3,650
	HSBC Holdings plc	3.834%	9/25/2035	EUR	5,000	5,802
	HSBC Holdings plc	7.000%	4/7/2038	GBP	7,150	10,145
	HSBC Holdings plc	6.000%	3/29/2040	GBP	3,898	5,047
	Hyde Housing Association Ltd.	5.125%	7/23/2040	GBP	221	270
	Hyde Housing Association Ltd.	1.750%	8/18/2055	GBP	2,580	1,326
	ICG plc	2.500%	1/28/2030	EUR	1,395	1,532
	IDS Financing plc	4.000%	10/1/2032	EUR	10,000	11,342
	IG Group Holdings plc	3.125%	11/18/2028	GBP	3,000	3,834
	IHG Finance LLC	3.375%	9/10/2030	EUR	3,000	3,468
	IHG Finance LLC	3.625%	9/27/2031	EUR	6,000	6,954
	Imperial Brands Finance Netherlands BV	5.250%	2/15/2031	EUR	8,300	10,340
	Imperial Brands Finance Netherlands BV	1.750%	3/18/2033	EUR	11,053	11,149
	Imperial Brands Finance plc	4.875%	6/7/2032	GBP	3,870	5,017
	Imperial Brands Finance plc	3.875%	8/2/2033	EUR	4,000	4,579
	Imperial Brands Finance plc	3.875%	2/12/2034	EUR	7,000	7,969
	Inchcape plc	6.500%	6/9/2028	GBP	5,000	6,917
	Incommunities Treasury plc	3.250%	3/21/2049	GBP	1,601	1,288
	Informa plc	1.250%	4/22/2028	EUR	5,000	5,624
	Informa plc	3.250%	10/23/2030	EUR	2,000	2,302
	Informa plc	3.375%	6/9/2031	EUR	5,000	5,749
	ITV plc	4.250%	6/19/2032	EUR	5,000	5,890
	J Sainsbury plc	5.625%	1/29/2035	GBP	2,500	3,318
	Jigsaw Funding plc	3.375%	5/5/2052	GBP	1,200	987
	Just Group plc	6.875%	3/30/2035	GBP	1,500	2,025
	Juturna European Loan Conduit No. 16 plc	5.064%	8/10/2033	GBP	2,820	3,807
	Karbon Homes Ltd.	3.375%	11/15/2047	GBP	3,815	3,313
	Land Securities Capital Markets plc	2.399%	2/8/2029	GBP	2,800	3,537
	Land Securities Capital Markets plc	4.750%	9/18/2031	GBP	2,000	2,648
	Land Securities Capital Markets plc	2.625%	9/22/2037	GBP	904	893
	Land Securities Capital Markets plc	2.750%	9/22/2057	GBP	1,713	1,169
	Leeds Building Society	1.375%	10/6/2027	GBP	6,904	8,923
	Legal & General Finance plc	5.875%	12/11/2031	GBP	3,587	5,021
	Legal & General Group plc	5.125%	11/14/2048	GBP	2,548	3,423
	Legal & General Group plc	4.500%	11/1/2050	GBP	3,600	4,648
	Legal & General Group plc	6.625%	4/1/2055	GBP	2,000	2,737
	Legal & General Group plc	4.375%	9/4/2055	EUR	2,500	2,874
	LiveWest Treasury plc	1.875%	2/18/2056	GBP	1,100	594
	Lloyds Bank plc	6.000%	2/8/2029	GBP	5,278	7,409
	Lloyds Bank plc	0.125%	9/23/2029	EUR	20,450	21,761
	Lloyds Banking Group plc	4.250%	11/22/2027	AUD	2,520	1,780
	Lloyds Banking Group plc	3.125%	8/24/2030	EUR	7,000	8,137
	Lloyds Banking Group plc	4.750%	9/21/2031	EUR	5,000	6,140
	Lloyds Banking Group plc	5.250%	10/16/2031	GBP	6,000	8,114
44

Total International Bond Index Fund
		Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
	Lloyds Banking Group plc	4.000%	5/9/2035	EUR	10,000	11,737
	Lloyds Banking Group plc	2.707%	12/3/2035	GBP	9,545	11,370
	Lloyds Banking Group plc	3.625%	3/4/2036	EUR	7,000	8,041
	London & Quadrant Housing Trust	2.625%	2/28/2028	GBP	4,372	5,663
	London & Quadrant Housing Trust	2.250%	7/20/2029	GBP	2,800	3,454
	London & Quadrant Housing Trust	2.125%	3/31/2032	GBP	1,900	2,129
	London & Quadrant Housing Trust	4.625%	12/5/2033	GBP	400	504
	London & Quadrant Housing Trust	5.486%	6/15/2042	GBP	1,300	1,588
	London & Quadrant Housing Trust	3.750%	10/27/2049	GBP	1,985	1,770
	London & Quadrant Housing Trust	3.125%	2/28/2053	GBP	832	642
	London Power Networks plc	6.125%	6/7/2027	GBP	362	498
	London Stock Exchange Group plc	1.750%	12/6/2027	EUR	6,798	7,805
	Lseg Netherlands BV	4.231%	9/29/2030	EUR	4,000	4,834
	Lseg Netherlands BV	0.750%	4/6/2033	EUR	5,938	5,691
	M&G plc	5.625%	10/20/2051	GBP	4,998	6,641
	M&G plc	5.560%	7/20/2055	GBP	3,777	4,737
	M&G plc	6.340%	12/19/2063	GBP	1,710	2,110
	M&G plc	6.250%	10/20/2068	GBP	1,600	1,888
	Manchester Airport Group Funding plc	4.750%	3/31/2034	GBP	7,996	10,272
	Manchester Airport Group Funding plc	6.125%	9/30/2041	GBP	1,183	1,552
	Manchester Airport Group Funding plc	2.875%	9/30/2044	GBP	2,094	1,718
	Martlet Homes Ltd.	3.000%	5/9/2052	GBP	1,765	1,326
[3]	Meadowhall Finance plc	4.986%	1/12/2032	GBP	1,006	1,329
[3]	Metropolitan Funding plc	4.125%	4/5/2048	GBP	996	970
	Moat Homes Finance plc	5.000%	9/23/2041	GBP	865	1,029
	Morhomes plc	3.400%	2/19/2038	GBP	887	917
	Motability Operations Group plc	0.125%	7/20/2028	EUR	14,444	15,847
	Motability Operations Group plc	1.750%	7/3/2029	GBP	4,956	6,100
	Motability Operations Group plc	5.625%	11/29/2030	GBP	996	1,385
	Motability Operations Group plc	3.500%	7/17/2031	EUR	5,000	5,837
	Motability Operations Group plc	2.375%	3/14/2032	GBP	3,218	3,719
	Motability Operations Group plc	3.875%	1/24/2034	EUR	6,000	6,957
	Motability Operations Group plc	3.625%	3/10/2036	GBP	2,100	2,376
	Motability Operations Group plc	2.375%	7/3/2039	GBP	3,100	2,773
	Motability Operations Group plc	2.125%	1/18/2042	GBP	1,200	946
	Motability Operations Group plc	4.875%	1/17/2043	GBP	4,000	4,532
	Motability Operations Group plc	5.750%	9/11/2048	GBP	1,800	2,188
	Motability Operations Group plc	5.750%	6/17/2051	GBP	2,000	2,411
	Motability Operations Group plc	5.625%	1/24/2054	GBP	2,000	2,345
	Myriad Capital plc	4.750%	12/20/2043	GBP	900	997
	National Gas Transmission plc	4.250%	4/5/2030	EUR	5,100	6,129
	National Gas Transmission plc	1.125%	1/14/2033	GBP	4,625	4,762
	National Grid Electricity Distribution East Midlands plc	3.530%	9/20/2028	EUR	3,000	3,543
	National Grid Electricity Distribution East Midlands plc	1.750%	9/9/2031	GBP	1,200	1,361
	National Grid Electricity Distribution East Midlands plc	3.949%	9/20/2032	EUR	5,400	6,426
	National Grid Electricity Distribution South Wales plc	1.625%	10/7/2035	GBP	5,414	5,094
	National Grid Electricity Distribution South Wales plc	5.750%	3/23/2040	GBP	1,100	1,389
	National Grid Electricity Distribution South West plc	5.750%	3/23/2040	GBP	900	1,134
	National Grid Electricity Distribution South West plc	5.818%	7/31/2041	GBP	4,500	5,708
	National Grid Electricity Transmission plc	2.301%	6/22/2029	CAD	2,536	1,789
	National Grid Electricity Transmission plc	5.221%	9/16/2031	CAD	2,400	1,849
	National Grid Electricity Transmission plc	0.823%	7/7/2032	EUR	2,800	2,763
	National Grid Electricity Transmission plc	2.000%	9/16/2038	GBP	2,982	2,578
	National Grid Electricity Transmission plc	0.872%	11/26/2040	EUR	1,900	1,433
	National Grid plc	0.163%	1/20/2028	EUR	7,000	7,798
	National Grid plc	0.553%	9/18/2029	EUR	2,243	2,398
	National Grid plc	2.949%	3/30/2030	EUR	8,000	9,221
	National Grid plc	0.750%	9/1/2033	EUR	1,200	1,130
	National Grid plc	3.245%	3/30/2034	EUR	3,000	3,351
	National Grid plc	4.275%	1/16/2035	EUR	6,600	7,880
	Nationwide Building Society	3.250%	1/20/2028	GBP	4,725	6,239
	Nationwide Building Society	3.625%	3/15/2028	EUR	12,500	14,838
	Nationwide Building Society	0.250%	9/14/2028	EUR	8,406	9,215
	Nationwide Building Society	2.250%	6/25/2029	EUR	2,543	2,917
	Nationwide Building Society	3.250%	9/5/2029	EUR	5,000	5,851
	Nationwide Building Society	3.000%	3/3/2030	EUR	8,000	9,255
	Nationwide Building Society	1.375%	6/29/2032	EUR	8,179	8,594
	Nationwide Building Society	3.828%	7/24/2032	EUR	10,000	11,801
	Nationwide Building Society	3.309%	5/2/2034	EUR	4,337	5,057
	NatWest Group plc	2.057%	11/9/2028	GBP	2,900	3,773
45

Total International Bond Index Fund
		Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
	NatWest Group plc	3.619%	3/29/2029	GBP	9,600	12,692
	NatWest Group plc	0.670%	9/14/2029	EUR	11,800	13,009
	NatWest Group plc	3.673%	8/5/2031	EUR	10,000	11,792
	NatWest Group plc	3.575%	9/12/2032	EUR	10,000	11,686
	NatWest Group plc	1.043%	9/14/2032	EUR	8,700	9,921
	NatWest Group plc	7.416%	6/6/2033	GBP	3,000	4,207
	NatWest Group plc	5.763%	2/28/2034	EUR	8,000	9,824
	NatWest Markets plc	3.625%	1/9/2029	EUR	9,400	11,144
[6]	Network Rail Infrastructure Finance plc	4.375%	12/9/2030	GBP	4,533	6,091
[6]	Network Rail Infrastructure Finance plc	4.750%	11/29/2035	GBP	2,154	2,834
	NewRiver REIT plc	3.500%	3/7/2028	GBP	887	1,157
	Next Group plc	3.625%	5/18/2028	GBP	5,541	7,322
	NIE Finance plc	5.875%	12/1/2032	GBP	3,000	4,137
	Northern Gas Networks Finance plc	4.875%	6/30/2027	GBP	241	327
	Northern Gas Networks Finance plc	4.875%	11/15/2035	GBP	1,535	1,896
	Northern Powergrid Northeast plc	3.250%	4/1/2052	GBP	2,100	1,722
	Northern Powergrid Yorkshire plc	6.125%	4/1/2050	GBP	5,500	7,063
	Northern Powergrid Yorkshire plc	2.250%	10/9/2059	GBP	1,278	736
	Northumbrian Water Finance plc	2.375%	10/5/2027	GBP	300	392
	Northumbrian Water Finance plc	5.625%	4/29/2033	GBP	1,329	1,765
	Northumbrian Water Finance plc	6.375%	10/28/2034	GBP	4,000	5,515
	Northumbrian Water Finance plc	5.125%	1/23/2042	GBP	486	550
	Notting Hill Genesis	3.750%	12/20/2032	GBP	2,762	3,344
	Notting Hill Genesis	2.000%	6/3/2036	GBP	803	752
	Notting Hill Genesis	5.250%	7/7/2042	GBP	723	849
	Notting Hill Genesis	3.250%	10/12/2048	GBP	150	123
	Notting Hill Genesis	4.375%	2/20/2054	GBP	1,758	1,678
	Optivo Finance plc	2.857%	10/7/2035	GBP	2,100	2,200
	Optivo Finance plc	5.250%	3/13/2043	GBP	1,300	1,535
	Optivo Finance plc	3.283%	3/22/2048	GBP	900	748
	Orbit Capital plc	2.000%	11/24/2038	GBP	1,500	1,304
	Orbit Capital plc	3.500%	3/24/2045	GBP	1,977	1,820
	Orbit Capital plc	3.375%	6/14/2048	GBP	516	439
	Paradigm Homes Charitable Housing Association Ltd.	2.250%	5/20/2051	GBP	2,777	1,808
	Paragon Treasury plc	2.000%	5/7/2036	GBP	1,509	1,418
[3]	Paragon Treasury plc	3.625%	1/21/2047	GBP	996	909
	Peabody Capital No. 2 plc	2.750%	3/2/2034	GBP	2,000	2,189
	Peabody Capital No. 2 plc	4.625%	12/12/2053	GBP	150	150
	Peabody Capital plc	5.250%	3/17/2043	GBP	2,900	3,438
	Peabody Trust	3.125%	10/31/2047	GBP	1,509	1,226
	Pearson Funding plc	3.750%	6/4/2030	GBP	1,107	1,413
	Pearson Funding plc	5.375%	9/12/2034	GBP	1,000	1,283
[3]	Penarian Housing Finance plc	3.212%	6/7/2052	GBP	723	615
	Pension Insurance Corp. plc	5.625%	9/20/2030	GBP	3,809	5,093
	Pension Insurance Corp. plc	8.000%	11/13/2033	GBP	1,800	2,611
	Pension Insurance Corp. plc	6.875%	11/15/2034	GBP	2,000	2,714
	Places For People Treasury plc	5.375%	3/5/2032	GBP	6,600	8,796
	Platform HG Financing plc	1.926%	9/15/2041	GBP	1,000	787
	Platform HG Financing plc	1.625%	8/10/2055	GBP	2,348	1,180
	PRS Finance plc	2.000%	1/23/2029	GBP	8,129	10,297
	Quadgas Finance plc	3.375%	9/17/2029	GBP	2,379	2,999
	Reckitt Benckiser Treasury Services Nederland BV	0.750%	5/19/2030	EUR	7,596	8,060
	Reckitt Benckiser Treasury Services plc	1.750%	5/19/2032	GBP	2,159	2,415
	Reckitt Benckiser Treasury Services plc	3.875%	9/14/2033	EUR	3,000	3,560
	Reckitt Benckiser Treasury Services plc	5.625%	12/14/2038	GBP	1,000	1,312
	RELX Finance BV	0.500%	3/10/2028	EUR	7,631	8,536
	RELX Finance BV	3.750%	6/12/2031	EUR	2,667	3,160
	RELX Finance BV	0.875%	3/10/2032	EUR	8,108	8,126
	RELX Finance BV	3.375%	3/20/2033	EUR	2,500	2,865
	Rentokil Initial Finance BV	3.875%	6/27/2027	EUR	6,500	7,680
	Rentokil Initial Finance BV	4.375%	6/27/2030	EUR	3,000	3,632
	Rio Tinto Finance plc	4.000%	12/11/2029	GBP	4,600	6,054
	Riverside Finance plc	3.875%	12/5/2044	GBP	1,107	1,058
	RL Finance Bonds No. 3 plc	6.125%	11/13/2028	GBP	1,656	2,287
	RL Finance Bonds No. 4 plc	4.875%	10/7/2049	GBP	5,971	6,538
[3]	RMPA Services plc	5.337%	9/30/2038	GBP	1,163	1,566
	Rolls-Royce plc	1.625%	5/9/2028	EUR	6,000	6,833
	Rothesay Life plc	7.734%	5/16/2033	GBP	6,000	8,695
	Rothesay Life plc	7.019%	12/10/2034	GBP	10,600	14,733
	Sage Group plc	1.625%	2/25/2031	GBP	4,608	5,244
46

Total International Bond Index Fund
		Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
	Saltaire Finance plc	1.527%	11/23/2051	GBP	2,000	1,134
	Sanctuary Capital plc	6.697%	3/23/2039	GBP	1,052	1,495
	Sanctuary Capital plc	5.000%	4/26/2047	GBP	2,055	2,314
	Sanctuary Capital plc	2.375%	4/14/2050	GBP	548	371
	Santander UK Group Holdings plc	2.421%	1/17/2029	GBP	5,100	6,618
	Santander UK Group Holdings plc	0.603%	9/13/2029	EUR	8,958	9,843
	Santander UK plc	5.250%	2/16/2029	GBP	3,122	4,299
	Santander UK plc	3.125%	5/12/2031	EUR	25,100	29,312
[3]	Saxon Weald Capital plc	5.375%	6/6/2042	GBP	515	653
	Scotland Gas Networks plc	4.875%	12/21/2034	GBP	498	625
	Scottish Hydro Electric Transmission plc	3.375%	11/2/2033	EUR	7,000	7,985
	Scottish Hydro Electric Transmission plc	2.250%	9/27/2035	GBP	300	306
	Scottish Hydro Electric Transmission plc	5.500%	1/15/2044	GBP	5,000	6,045
	Scottish Widows Ltd.	7.000%	6/16/2043	GBP	700	945
	Segro Capital Sarl	0.500%	9/22/2031	EUR	7,724	7,668
	Segro plc	2.375%	10/11/2029	GBP	558	693
	Segro plc	2.875%	10/11/2037	GBP	200	200
	Severn Trent Utilities Finance plc	6.250%	6/7/2029	GBP	2,000	2,806
	Severn Trent Utilities Finance plc	2.750%	12/5/2031	GBP	1,613	1,908
	Severn Trent Utilities Finance plc	4.625%	11/30/2034	GBP	3,000	3,744
	Severn Trent Utilities Finance plc	5.250%	4/4/2036	GBP	1,300	1,661
	Severn Trent Utilities Finance plc	4.250%	1/29/2040	EUR	5,000	5,736
	Severn Trent Utilities Finance plc	2.000%	6/2/2040	GBP	658	529
	Severn Trent Utilities Finance plc	4.875%	1/24/2042	GBP	12,891	14,517
	Sky Ltd.	6.000%	5/21/2027	GBP	150	206
	Sky Ltd.	4.000%	11/26/2029	GBP	2,434	3,179
	Smith & Nephew plc	4.565%	10/11/2029	EUR	1,000	1,215
	Smiths Group plc	3.625%	11/13/2033	EUR	5,000	5,665
	South Eastern Power Networks plc	5.625%	9/30/2030	GBP	1,299	1,805
	South Eastern Power Networks plc	6.375%	11/12/2031	GBP	1,463	2,083
	South Eastern Power Networks plc	1.750%	9/30/2034	GBP	785	792
	Southern Electric Power Distribution plc	4.625%	2/20/2037	GBP	2,864	3,451
	Southern Gas Networks plc	1.250%	12/2/2031	GBP	4,600	5,021
	Southern Gas Networks plc	3.100%	9/15/2036	GBP	3,500	3,615
	Southern Gas Networks plc	6.375%	5/15/2040	GBP	338	445
	Southern Housing	3.500%	10/19/2047	GBP	723	629
	Southern Water Services Finance Ltd.	4.500%	3/31/2052	GBP	150	145
	Southern Water Services Finance Ltd.	5.125%	9/30/2056	GBP	50	53
	Sovereign Housing Capital plc	4.768%	6/1/2043	GBP	189	211
	Sovereign Housing Capital plc	2.375%	11/4/2048	GBP	2,345	1,614
	Sovereign Network Group	6.125%	9/16/2040	GBP	3,000	3,976
	SP Manweb plc	4.875%	9/20/2027	GBP	200	271
	SSE plc	8.375%	11/20/2028	GBP	1,512	2,211
	SSE plc	2.875%	8/1/2029	EUR	5,000	5,798
	SSE plc	1.750%	4/16/2030	EUR	10,000	11,014
	SSE plc	6.250%	8/27/2038	GBP	3,328	4,520
	SSE plc	3.125%	Perpetual	EUR	2,000	2,325
	SSE plc	4.000%	Perpetual	EUR	13,933	16,351
	Standard Chartered plc	4.874%	5/10/2031	EUR	5,000	6,136
	Standard Chartered plc	4.375%	1/18/2038	GBP	1,545	1,805
	Standard Life plc	4.375%	1/24/2029	EUR	7,466	8,870
	Standard Life plc	5.867%	6/13/2029	GBP	1,819	2,478
	Standard Life plc	5.625%	4/28/2031	GBP	3,381	4,520
	SW Finance I plc	6.192%	3/31/2029	GBP	1,536	2,111
	SW Finance I plc	6.875%	8/7/2032	GBP	8,000	11,025
	SW Finance I plc	7.000%	4/16/2040	GBP	5,000	6,513
	SW Finance I plc	7.375%	12/12/2041	GBP	1,100	1,463
	Swiss RE Subordinated Finance plc	3.890%	3/26/2033	EUR	5,000	5,816
[3]	TC Dudgeon Ofto plc	3.158%	11/12/2038	GBP	633	733
[3]	Telereal Secured Finance plc	4.010%	12/10/2031	GBP	1,988	2,567
	Telereal Securitisation plc	3.563%	12/10/2031	GBP	1,100	1,364
[3]	Telereal Securitisation plc	6.165%	12/10/2031	GBP	439	604
	Tesco Corporate Treasury Services plc	0.375%	7/27/2029	EUR	12,750	13,637
	Tesco Corporate Treasury Services plc	4.250%	2/27/2031	EUR	4,700	5,682
	Tesco Corporate Treasury Services plc	3.375%	5/6/2032	EUR	7,000	8,068
[3]	Tesco Property Finance 1 plc	7.623%	7/13/2039	GBP	1,302	1,946
[3]	Tesco Property Finance 2 plc	6.052%	10/13/2039	GBP	1,674	2,295
[3]	Tesco Property Finance 3 plc	5.744%	4/13/2040	GBP	894	1,188
[3]	Tesco Property Finance 4 plc	5.801%	10/13/2040	GBP	2,286	3,029
[3]	Tesco Property Finance 5 plc	5.661%	10/13/2041	GBP	1,066	1,395
47

Total International Bond Index Fund
		Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
[3]	Tesco Property Finance 6 plc	5.411%	7/13/2044	GBP	3,030	3,872
	THFC Funding No. 1 plc	5.125%	12/21/2035	GBP	2,000	2,578
	THFC Funding No. 2 plc	6.350%	7/8/2039	GBP	1,216	1,684
	THFC Funding No. 3 plc	5.200%	10/11/2043	GBP	2,163	2,580
	Transport for London	3.625%	5/15/2045	GBP	2,019	1,959
	Transport for London	4.000%	4/7/2064	GBP	2,000	1,842
	Unilever Capital Corp.	3.400%	6/6/2033	EUR	2,900	3,386
	Unilever Finance Netherlands BV	1.375%	7/31/2029	EUR	4,708	5,256
	Unilever Finance Netherlands BV	1.750%	3/25/2030	EUR	14,587	16,218
	Unilever Finance Netherlands BV	1.375%	9/4/2030	EUR	613	666
	Unilever Finance Netherlands BV	3.250%	2/15/2032	EUR	9,000	10,494
	Unilever Finance Netherlands BV	3.500%	2/15/2037	EUR	8,000	9,084
	Unilever plc	1.500%	6/11/2039	EUR	2,653	2,361
	UNITE Group plc	3.500%	10/15/2028	GBP	704	915
	United Utilities Water Finance plc	0.875%	10/28/2029	GBP	4,519	5,340
	United Utilities Water Finance plc	2.625%	2/12/2031	GBP	4,034	4,852
	United Utilities Water Finance plc	2.000%	7/3/2033	GBP	996	1,058
	United Utilities Water Finance plc	5.750%	6/26/2036	GBP	5,300	6,974
	United Utilities Water Finance plc	1.750%	2/10/2038	GBP	2,000	1,698
	United Utilities Water Finance plc	1.875%	6/3/2042	GBP	371	271
	United Utilities Water Finance plc	5.250%	1/22/2046	GBP	2,000	2,248
	United Utilities Water Ltd.	5.625%	12/20/2027	GBP	3,489	4,779
	United Utilities Water Ltd.	5.000%	2/28/2035	GBP	5,000	6,320
	University College London	1.625%	6/4/2061	GBP	2,800	1,327
	University of Leeds	3.125%	12/19/2050	GBP	1,900	1,552
	University of Manchester	4.250%	7/4/2053	GBP	943	934
	University of Oxford	2.544%	12/8/2117	GBP	3,541	1,995
	Utmost Group plc	4.000%	12/15/2031	GBP	1,500	1,834
	Vodafone Group plc	1.500%	7/24/2027	EUR	6,599	7,610
	Vodafone Group plc	1.875%	11/20/2029	EUR	1,400	1,565
	Vodafone Group plc	1.625%	11/24/2030	EUR	3,839	4,160
	Vodafone Group plc	1.600%	7/29/2031	EUR	2,949	3,142
	Vodafone Group plc	5.900%	11/26/2032	GBP	6,690	9,347
	Vodafone Group plc	2.875%	11/20/2037	EUR	3,146	3,259
	Vodafone Group plc	2.500%	5/24/2039	EUR	9,269	8,894
	Vodafone Group plc	3.375%	8/8/2049	GBP	1,641	1,345
	Vodafone Group plc	6.375%	7/3/2050	GBP	3,000	3,844
	Vodafone Group plc	3.000%	8/12/2056	GBP	1,626	1,139
	Vodafone International Financing DAC	2.750%	7/3/2029	EUR	4,000	4,621
	Vodafone International Financing DAC	3.875%	7/3/2038	EUR	5,000	5,663
	Vodafone International Financing DAC	4.000%	2/10/2043	EUR	1,500	1,643
	Wales & West Utilities Finance plc	5.750%	3/29/2030	GBP	2,543	3,513
	Wales & West Utilities Finance plc	3.000%	8/3/2038	GBP	723	712
	Wellcome Trust Finance plc	4.625%	7/25/2036	GBP	4,454	5,661
	Wellcome Trust Ltd.	4.000%	5/9/2059	GBP	1,107	1,069
	Wellcome Trust Ltd.	2.517%	2/7/2118	GBP	2,159	1,226
	Wessex Water Services Finance plc	5.375%	3/10/2028	GBP	484	656
	Wessex Water Services Finance plc	6.125%	9/19/2034	GBP	4,000	5,367
	Wessex Water Services Finance plc	1.250%	1/12/2036	GBP	2,214	1,917
	Wheatley Group Capital plc	4.375%	11/28/2044	GBP	869	925
	WHG Treasury plc	4.250%	10/6/2045	GBP	2,394	2,470
	White City Property Finance plc	5.120%	4/17/2035	GBP	1,613	2,182
[3]	Wods Transmission plc	3.446%	8/24/2034	GBP	328	411
	WPP Finance 2013	2.875%	9/14/2046	GBP	1,107	899
	WPP Finance 2017	3.750%	5/19/2032	GBP	704	844
	WPP Finance Deutschland GmbH	1.625%	3/23/2030	EUR	5,531	5,969
	WPP Finance SA	2.375%	5/19/2027	EUR	2,553	2,971
	Yorkshire Building Society	0.010%	10/13/2027	EUR	9,722	10,938
	Yorkshire Building Society	0.500%	7/1/2028	EUR	3,019	3,340
	Yorkshire Building Society	3.375%	9/13/2028	GBP	3,724	4,938
	Yorkshire Building Society	1.500%	9/15/2029	GBP	2,214	2,765
	Yorkshire Housing Finance plc	4.125%	10/31/2044	GBP	1,509	1,510
	Yorkshire Power Finance Ltd.	7.250%	8/4/2028	GBP	1,649	2,325
	Yorkshire Water Finance plc	3.625%	8/1/2029	GBP	3,212	4,139
	Yorkshire Water Finance plc	5.250%	4/28/2030	GBP	2,000	2,679
	Yorkshire Water Finance plc	6.000%	7/22/2033	GBP	3,000	4,020
	Yorkshire Water Finance plc	6.375%	11/18/2034	GBP	2,380	3,250
	Yorkshire Water Finance plc	5.500%	4/28/2035	GBP	5,000	6,335
	Yorkshire Water Finance plc	6.375%	8/19/2039	GBP	803	1,043
	Yorkshire Water Finance plc	2.750%	4/18/2041	GBP	4,961	4,131
48

Total International Bond Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
Yorkshire Water Services Finance Ltd.	5.500%	5/28/2037	GBP	700	887
					2,265,548
United States (3.2%)
Abbott Ireland Financing DAC	0.375%	11/19/2027	EUR	5,087	5,748
AbbVie Inc.	0.750%	11/18/2027	EUR	11,943	13,557
AbbVie Inc.	2.625%	11/15/2028	EUR	7,196	8,354
AbbVie Inc.	2.125%	11/17/2028	EUR	10,219	11,741
AbbVie Inc.	2.125%	6/1/2029	EUR	1,000	1,143
AGCO International Holdings BV	0.800%	10/6/2028	EUR	2,500	2,754
Air Products & Chemicals Inc.	0.500%	5/5/2028	EUR	1,985	2,213
Air Products & Chemicals Inc.	4.000%	3/3/2035	EUR	11,000	13,006
Alphabet Inc.	2.375%	11/6/2028	EUR	10,366	11,984
Alphabet Inc.	2.500%	5/6/2029	EUR	7,000	8,080
Alphabet Inc.	2.875%	11/6/2031	EUR	3,000	3,445
Alphabet Inc.	4.625%	11/13/2032	GBP	11,713	15,467
Alphabet Inc.	3.000%	5/6/2033	EUR	5,000	5,707
Alphabet Inc.	3.125%	11/6/2034	EUR	5,000	5,661
Alphabet Inc.	3.375%	5/6/2037	EUR	6,000	6,731
Alphabet Inc.	5.500%	11/13/2041	GBP	3,000	3,849
Alphabet Inc.	3.875%	5/6/2045	EUR	10,000	10,989
Alphabet Inc.	4.000%	5/6/2054	EUR	5,200	5,561
Alphabet Inc.	5.875%	2/13/2058	GBP	4,802	6,063
Alphabet Inc.	4.375%	11/6/2064	EUR	7,000	7,732
Alphabet Inc.	6.125%	2/13/2126	GBP	5,452	6,871
Altria Group Inc.	2.200%	6/15/2027	EUR	6,386	7,427
Altria Group Inc.	3.125%	6/15/2031	EUR	10,280	11,763
Amazon.com Inc.	3.100%	3/16/2030	EUR	46,641	54,504
Amazon.com Inc.	3.700%	3/16/2035	EUR	12,657	14,739
Amazon.com Inc.	4.450%	3/16/2045	EUR	2,000	2,329
Amazon.com Inc.	4.850%	3/16/2064	EUR	6,863	7,981
American Honda Finance Corp.	3.750%	10/25/2027	EUR	5,000	5,915
American Honda Finance Corp.	0.300%	7/7/2028	EUR	6,000	6,599
American Honda Finance Corp.	5.600%	9/6/2030	GBP	5,750	7,888
American Honda Finance Corp.	3.950%	3/19/2032	EUR	5,000	5,889
American International Group Inc.	1.875%	6/21/2027	EUR	1,730	2,004
American Medical Systems Europe BV	1.625%	3/8/2031	EUR	8,500	9,176
American Medical Systems Europe BV	3.000%	3/8/2031	EUR	5,000	5,749
American Medical Systems Europe BV	3.500%	3/8/2032	EUR	5,000	5,831
American Medical Systems Europe BV	1.875%	3/8/2034	EUR	4,752	4,854
American Medical Systems Europe BV	3.250%	3/8/2034	EUR	5,762	6,511
American Tower Corp.	0.500%	1/15/2028	EUR	2,653	2,980
American Tower Corp.	0.875%	5/21/2029	EUR	4,335	4,728
American Tower Corp.	3.900%	5/16/2030	EUR	3,500	4,158
American Tower Corp.	0.950%	10/5/2030	EUR	6,402	6,726
American Tower Corp.	4.625%	5/16/2031	EUR	5,000	6,130
American Tower Corp.	1.000%	1/15/2032	EUR	5,000	5,061
American Tower Corp.	4.100%	5/16/2034	EUR	1,000	1,180
Amgen Inc.	4.000%	9/13/2029	GBP	5,269	6,946
AP Moller - Maersk A/S	0.750%	11/25/2031	EUR	7,214	7,290
AP Moller - Maersk A/S	3.500%	9/17/2034	EUR	6,000	6,836
Apple Inc.	2.000%	9/17/2027	EUR	3,584	4,159
Apple Inc.	1.375%	5/24/2029	EUR	1,640	1,837
Apple Inc.	0.750%	2/25/2030	CHF	2,800	3,581
Apple Inc.	0.500%	11/15/2031	EUR	5,113	5,198
Apple Inc.	3.600%	7/31/2042	GBP	1,936	2,007
AT&T Inc.	4.600%	9/19/2028	AUD	5,180	3,652
AT&T Inc.	2.350%	9/5/2029	EUR	7,069	8,042
AT&T Inc.	4.375%	9/14/2029	GBP	1,900	2,519
AT&T Inc.	0.800%	3/4/2030	EUR	5,000	5,330
AT&T Inc.	3.950%	4/30/2031	EUR	5,000	5,975
AT&T Inc.	3.550%	12/17/2032	EUR	6,066	7,031
AT&T Inc.	5.200%	11/18/2033	GBP	3,072	4,065
AT&T Inc.	4.300%	11/18/2034	EUR	1,950	2,340
AT&T Inc.	2.450%	3/15/2035	EUR	2,599	2,700
AT&T Inc.	4.500%	3/12/2036	CAD	10,300	7,470
AT&T Inc.	3.150%	9/4/2036	EUR	7,266	7,819
AT&T Inc.	4.050%	6/1/2037	EUR	10,000	11,597
AT&T Inc.	2.600%	5/19/2038	EUR	6,101	6,047
AT&T Inc.	7.000%	4/30/2040	GBP	6,400	9,063
49

Total International Bond Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
AT&T Inc.	4.250%	6/1/2043	GBP	6,553	6,707
AT&T Inc.	4.875%	6/1/2044	GBP	6,174	6,787
AT&T Inc.	5.100%	11/25/2048	CAD	1,805	1,284
AT&T Inc.	5.250%	3/12/2056	CAD	10,740	7,720
Athene Global Funding	1.750%	11/24/2027	GBP	3,019	3,882
Athene Global Funding	0.625%	1/12/2028	EUR	3,287	3,651
Athene Global Funding	2.470%	6/9/2028	CAD	5,244	3,741
Athene Global Funding	2.875%	7/21/2028	EUR	3,000	3,446
Athene Global Funding	3.410%	2/25/2030	EUR	4,000	4,592
Athene Global Funding	4.091%	5/23/2030	CAD	11,000	8,013
Athene Global Funding	3.716%	8/22/2032	EUR	14,000	15,896
Athene Global Funding	5.858%	9/19/2035	GBP	1,500	1,956
Avery Dennison Corp.	3.750%	11/4/2034	EUR	5,000	5,717
Baker Hughes Holdings LLC / Baker Hughes Co-Obligor Inc.	3.226%	3/11/2030	EUR	2,430	2,841
Baker Hughes Holdings LLC / Baker Hughes Co-Obligor Inc.	4.193%	3/11/2038	EUR	5,000	5,857
Baker Hughes Holdings LLC / Baker Hughes Co-Obligor Inc.	4.737%	3/11/2046	EUR	6,213	7,325
Bank of America Corp.	0.583%	8/24/2028	EUR	16,511	18,745
Bank of America Corp.	1.667%	6/2/2029	GBP	10,000	12,706
Bank of America Corp.	3.261%	1/28/2031	EUR	15,000	17,481
Bank of America Corp.	0.694%	3/22/2031	EUR	22,267	23,517
Bank of America Corp.	3.584%	4/27/2031	GBP	5,800	7,441
Bank of America Corp.	0.654%	10/26/2031	EUR	21,875	22,632
Bank of America Corp.	1.102%	5/24/2032	EUR	8,000	8,319
Bank of America Corp.	2.824%	4/27/2033	EUR	15,000	16,785
Baxter International Inc.	1.300%	5/15/2029	EUR	3,705	4,047
Becton Dickinson & Co.	3.519%	2/8/2031	EUR	1,266	1,485
Becton Dickinson & Co.	3.828%	6/7/2032	EUR	9,000	10,612
Becton Dickinson Euro Finance Sarl	0.334%	8/13/2028	EUR	4,151	4,577
Becton Dickinson Euro Finance Sarl	3.553%	9/13/2029	EUR	11,500	13,547
Becton Dickinson Euro Finance Sarl	1.336%	8/13/2041	EUR	5,794	4,463
Berkshire Hathaway Finance Corp.	2.000%	3/18/2034	EUR	7,800	8,176
Berkshire Hathaway Finance Corp.	2.375%	6/19/2039	GBP	3,941	3,609
Berkshire Hathaway Finance Corp.	2.625%	6/19/2059	GBP	3,875	2,568
Berkshire Hathaway Inc.	2.150%	3/15/2028	EUR	2,850	3,294
Berkshire Hathaway Inc.	1.510%	11/29/2028	JPY	500,000	3,151
Berkshire Hathaway Inc.	0.440%	9/13/2029	JPY	2,810,000	16,938
Berkshire Hathaway Inc.	1.625%	3/16/2035	EUR	4,692	4,660
Berkshire Hathaway Inc.	1.108%	9/13/2049	JPY	330,000	1,130
BG Energy Capital plc	2.250%	11/21/2029	EUR	2,812	3,183
BG Energy Capital plc	5.000%	11/4/2036	GBP	2,000	2,562
Blackrock Inc.	3.750%	7/18/2035	EUR	6,012	7,028
Blackstone Holdings Finance Co. LLC	1.500%	4/10/2029	EUR	3,049	3,386
Blackstone Holdings Finance Co. LLC	3.500%	6/1/2034	EUR	9,000	10,241
BMS Ireland Capital Funding DAC	2.973%	11/10/2030	EUR	6,900	7,971
BMS Ireland Capital Funding DAC	3.363%	11/10/2033	EUR	9,840	11,287
BMS Ireland Capital Funding DAC	3.857%	11/10/2038	EUR	5,000	5,729
BMS Ireland Capital Funding DAC	4.581%	11/10/2055	EUR	6,920	7,784
Booking Holdings Inc.	0.500%	3/8/2028	EUR	9,906	11,089
Booking Holdings Inc.	3.625%	11/12/2028	EUR	1,000	1,185
Booking Holdings Inc.	4.250%	5/15/2029	EUR	1,000	1,203
Booking Holdings Inc.	3.000%	11/7/2030	EUR	10,000	11,477
Booking Holdings Inc.	4.500%	11/15/2031	EUR	7,000	8,547
Booking Holdings Inc.	3.625%	3/1/2032	EUR	5,000	5,843
Booking Holdings Inc.	4.125%	5/12/2033	EUR	9,500	11,310
Booking Holdings Inc.	4.750%	11/15/2034	EUR	5,700	7,026
Booking Holdings Inc.	3.625%	11/7/2035	EUR	7,000	7,912
Booking Holdings Inc.	3.750%	3/1/2036	EUR	2,500	2,832
Booking Holdings Inc.	4.000%	3/1/2044	EUR	3,200	3,386
Booking Holdings Inc.	3.875%	3/21/2045	EUR	8,200	8,448
BorgWarner Inc.	1.000%	5/19/2031	EUR	4,471	4,614
Boston Scientific Corp.	0.625%	12/1/2027	EUR	2,516	2,841
BP Capital Markets BV	3.773%	5/12/2030	EUR	4,500	5,376
BP Capital Markets BV	3.360%	9/12/2031	EUR	5,000	5,840
BP Capital Markets BV	4.323%	5/12/2035	EUR	8,000	9,694
BP Capital Markets BV	0.933%	12/4/2040	EUR	3,541	2,641
BP Capital Markets BV	1.467%	9/21/2041	EUR	3,019	2,384
BP Capital Markets plc	0.831%	11/8/2027	EUR	7,106	8,069
BP Capital Markets plc	2.519%	4/7/2028	EUR	16,233	18,851
BP Capital Markets plc	2.822%	4/7/2032	EUR	4,401	4,965
BP Capital Markets plc	1.104%	11/15/2034	EUR	3,700	3,505
50

Total International Bond Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
BP Capital Markets plc	5.773%	5/25/2038	GBP	3,000	4,014
BP Capital Markets plc	3.625%	Perpetual	EUR	20,311	23,482
BP Capital Markets plc	4.250%	Perpetual	GBP	5,087	6,850
Bristol-Myers Squibb Co.	1.750%	5/15/2035	EUR	9,094	9,105
Brown-Forman Corp.	2.600%	7/7/2028	GBP	4,713	6,100
Capital One Financial Corp.	1.650%	6/12/2029	EUR	1,947	2,154
Cargill Inc.	3.875%	4/24/2030	EUR	8,000	9,552
Carrier Global Corp.	4.500%	11/29/2032	EUR	10,000	12,220
Cencora Inc.	2.875%	5/22/2028	EUR	4,199	4,897
Cencora Inc.	3.625%	5/22/2032	EUR	3,700	4,318
Chubb INA Holdings LLC	1.550%	3/15/2028	EUR	4,627	5,279
Chubb INA Holdings LLC	0.875%	12/15/2029	EUR	6,212	6,699
Chubb INA Holdings LLC	1.400%	6/15/2031	EUR	2,434	2,583
Chubb INA Holdings LLC	2.500%	3/15/2038	EUR	3,599	3,600
Citigroup Inc.	2.800%	6/25/2027	JPY	202,600	1,303
Citigroup Inc.	1.625%	3/21/2028	EUR	3,000	3,421
Citigroup Inc.	1.250%	4/10/2029	EUR	1,545	1,713
Citigroup Inc.	2.928%	10/22/2030	EUR	9,000	10,374
Citigroup Inc.	4.500%	3/3/2031	GBP	498	651
Citigroup Inc.	3.750%	5/14/2032	EUR	10,000	11,782
Citigroup Inc.	4.550%	6/3/2035	CAD	4,500	3,340
Citigroup Inc.	4.296%	7/23/2036	EUR	1,882	2,194
Citigroup Inc.	6.800%	6/25/2038	GBP	3,321	4,838
CNH Industrial Capital Canada Ltd.	4.000%	4/11/2028	CAD	1,125	833
CNH Industrial Capital Canada Ltd.	3.750%	6/5/2029	CAD	5,000	3,659
CNH Industrial Finance Europe SA	1.625%	7/3/2029	EUR	7,366	8,172
CNH Industrial NV	3.750%	6/11/2031	EUR	5,000	5,863
Coca-Cola Co.	1.000%	10/2/2028	CHF	7,500	9,675
Coca-Cola Co.	0.125%	3/9/2029	EUR	2,389	2,589
Coca-Cola Co.	0.400%	5/6/2030	EUR	6,930	7,291
Coca-Cola Co.	0.500%	3/9/2033	EUR	5,571	5,374
Coca-Cola Co.	0.375%	3/15/2033	EUR	2,873	2,744
Coca-Cola Co.	1.625%	3/9/2035	EUR	2,900	2,883
Coca-Cola Co.	0.950%	5/6/2036	EUR	3,244	2,938
Coca-Cola Co.	0.800%	3/15/2040	EUR	5,637	4,380
Coca-Cola Co.	1.000%	3/9/2041	EUR	2,700	2,065
Coca-Cola Co.	3.750%	8/15/2053	EUR	3,000	3,161
Colgate-Palmolive Co.	0.300%	11/10/2029	EUR	4,000	4,290
Colgate-Palmolive Co.	1.375%	3/6/2034	EUR	1,326	1,328
Colgate-Palmolive Co.	3.250%	11/10/2035	EUR	9,958	11,300
Colgate-Palmolive Co.	0.875%	11/12/2039	EUR	383	310
Comcast Corp.	1.500%	2/20/2029	GBP	2,231	2,757
Comcast Corp.	0.250%	9/14/2029	EUR	6,482	6,887
Comcast Corp.	5.500%	11/23/2029	GBP	2,044	2,804
Comcast Corp.	0.750%	2/20/2032	EUR	1,600	1,598
Comcast Corp.	3.250%	9/26/2032	EUR	5,000	5,725
Comcast Corp.	1.875%	2/20/2036	GBP	3,358	3,200
Comcast Corp.	3.550%	9/26/2036	EUR	8,000	9,050
Comcast Corp.	1.250%	2/20/2040	EUR	1,248	1,030
Corebridge Global Funding	3.837%	1/15/2031	CAD	4,760	3,461
CRH Finance UK plc	4.125%	12/2/2029	GBP	2,927	3,850
CRH Funding BV	1.625%	5/5/2030	EUR	9,397	10,320
CRH SMW Finance DAC	4.000%	7/11/2031	EUR	7,059	8,463
Danaher Corp.	2.500%	3/30/2030	EUR	5,910	6,740
DH Europe Finance II Sarl	0.450%	3/18/2028	EUR	7,810	8,726
DH Europe Finance II Sarl	0.750%	9/18/2031	EUR	11,315	11,529
DH Europe Finance II Sarl	1.350%	9/18/2039	EUR	6,025	5,111
DH Europe Finance II Sarl	1.800%	9/18/2049	EUR	1,092	792
DH Switzerland Finance Sarl	1.265%	10/10/2033	CHF	3,200	4,100
Digital Dutch Finco BV	1.500%	3/15/2030	EUR	7,300	7,941
Digital Dutch Finco BV	1.250%	2/1/2031	EUR	2,316	2,424
Digital Dutch Finco BV	1.000%	1/15/2032	EUR	5,250	5,242
Digital Dutch Finco BV	3.875%	9/13/2033	EUR	3,200	3,677
Digital Dutch Finco BV	3.875%	7/15/2034	EUR	10,000	11,377
Digital Intrepid Holding BV	0.625%	7/15/2031	EUR	8,297	8,258
Digital Intrepid Holding BV	1.375%	7/18/2032	EUR	2,900	2,912
Digital Stout Holding LLC	3.300%	7/19/2029	GBP	3,515	4,478
Digital Stout Holding LLC	3.750%	10/17/2030	GBP	2,094	2,651
Dow Chemical Co.	1.125%	3/15/2032	EUR	7,000	6,978
Dow Chemical Co.	1.875%	3/15/2040	EUR	1,840	1,514
51

Total International Bond Index Fund
		Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
	Duke Energy Corp.	3.100%	6/15/2028	EUR	2,500	2,922
	Duke Energy Corp.	3.750%	4/1/2031	EUR	14,150	16,667
	Duke Energy Corp.	3.850%	6/15/2034	EUR	7,000	8,114
	DXC Capital Funding DAC	0.450%	9/15/2027	EUR	2,697	3,040
[1]	DXC Capital Funding DAC	4.250%	12/9/2030	EUR	7,548	8,662
	DXC Capital Funding DAC	0.950%	9/15/2031	EUR	4,129	3,966
	Eaton Capital ULC	3.550%	3/10/2034	EUR	3,300	3,814
	Eaton Capital ULC	4.000%	3/10/2038	EUR	5,000	5,824
	Eli Lilly & Co.	2.125%	6/3/2030	EUR	5,044	5,697
	Eli Lilly & Co.	1.700%	11/1/2049	EUR	9,102	6,682
	Eli Lilly & Co.	1.375%	9/14/2061	EUR	3,000	1,669
	Equinix Canada Financing Ltd.	4.000%	11/15/2032	CAD	16,900	12,141
	Equinix Europe 1 Financing Corp. LLC	2.875%	9/12/2028	CHF	1,700	2,259
	Equinix Europe 2 Financing Corp. LLC	3.650%	9/3/2033	EUR	5,000	5,732
	Equinix Europe 2 Financing Corp. LLC	4.000%	5/19/2034	EUR	8,000	9,292
	Experian Europe DAC	1.560%	5/16/2031	EUR	1,400	1,496
	Experian Finance plc	3.250%	4/7/2032	GBP	2,872	3,503
	Experian Finance plc	3.375%	10/10/2034	EUR	2,000	2,264
	Exxon Mobil Corp.	0.835%	6/26/2032	EUR	8,032	8,086
	FedEx Corp.	0.950%	5/4/2033	EUR	6,723	6,441
	Fidelity National Information Services Inc.	1.500%	5/21/2027	EUR	14,734	17,010
	Fidelity National Information Services Inc.	3.450%	3/10/2030	EUR	1,904	2,218
	Fidelity National Information Services Inc.	2.000%	5/21/2030	EUR	2,214	2,442
	Fidelity National Information Services Inc.	2.950%	5/21/2039	EUR	706	704
	Fiserv Funding ULC	4.000%	6/15/2036	EUR	6,000	6,767
	Fiserv Inc.	1.125%	7/1/2027	EUR	1,467	1,681
	Fiserv Inc.	1.625%	7/1/2030	EUR	9,285	10,012
	Fiserv Inc.	3.000%	7/1/2031	GBP	3,315	3,929
	Ford Credit Canada Co. Cie Credit Ford Du Canada	4.222%	1/10/2028	CAD	15,000	11,059
	Ford Credit Canada Co. Cie Credit Ford Du Canada	5.242%	5/23/2028	CAD	1,500	1,124
	Ford Credit Canada Co. Cie Credit Ford Du Canada	4.819%	9/11/2028	CAD	8,450	6,283
	Ford Credit Canada Co. Cie Credit Ford Du Canada	5.441%	2/9/2029	CAD	4,600	3,463
	Ford Credit Canada Co. Cie Credit Ford Du Canada	5.582%	5/23/2031	CAD	2,500	1,882
	Ford Motor Credit Co. LLC	4.867%	8/3/2027	EUR	4,600	5,487
	Ford Motor Credit Co. LLC	4.165%	11/21/2028	EUR	1,900	2,248
	Ford Motor Credit Co. LLC	5.125%	2/20/2029	EUR	9,000	10,911
	Ford Motor Credit Co. LLC	4.445%	2/14/2030	EUR	2,700	3,200
	Ford Motor Credit Co. LLC	5.780%	4/30/2030	GBP	4,400	5,910
	Ford Motor Credit Co. LLC	4.448%	9/16/2032	EUR	3,000	3,513
	GA Global Funding Trust	3.750%	6/20/2032	EUR	6,000	6,802
	GA Global Funding Trust	4.858%	7/22/2033	CAD	4,000	2,932
	GE Capital Canada Funding Co.	5.730%	10/22/2037	CAD	765	578
	GE Capital UK Funding Unlimited Co.	5.875%	1/18/2033	GBP	4,579	6,395
	General Electric Co.	1.500%	5/17/2029	EUR	2,278	2,541
	General Electric Co.	4.125%	9/19/2035	EUR	7,715	9,280
	General Electric Co.	2.125%	5/17/2037	EUR	2,994	2,954
	General Electric Co.	4.875%	9/18/2037	GBP	453	554
	General Mills Inc.	3.907%	4/13/2029	EUR	4,598	5,476
	General Mills Inc.	3.650%	10/23/2030	EUR	4,400	5,177
	General Mills Inc.	3.850%	4/23/2034	EUR	3,063	3,551
	General Motors Financial Co. Inc.	0.600%	5/20/2027	EUR	1,000	1,145
	General Motors Financial Co. Inc.	0.650%	9/7/2028	EUR	4,019	4,437
	General Motors Financial Co. Inc.	4.300%	2/15/2029	EUR	7,700	9,232
	General Motors Financial Co. Inc.	4.000%	7/10/2030	EUR	7,000	8,317
	General Motors Financial of Canada Ltd.	5.200%	2/9/2028	CAD	2,000	1,511
	General Motors Financial of Canada Ltd.	5.100%	7/14/2028	CAD	10,000	7,576
	General Motors Financial of Canada Ltd.	5.000%	2/9/2029	CAD	600	455
	General Motors Financial of Canada Ltd.	3.750%	2/20/2031	CAD	5,000	3,617
	Global Payments Inc.	4.875%	3/17/2031	EUR	11,055	13,224
	Goldman Sachs Group Inc.	1.500%	12/7/2027	GBP	7,515	9,679
	Goldman Sachs Group Inc.	0.250%	1/26/2028	EUR	1,365	1,524
	Goldman Sachs Group Inc.	2.000%	3/22/2028	EUR	3,638	4,184
	Goldman Sachs Group Inc.	1.250%	2/7/2029	EUR	5,000	5,564
	Goldman Sachs Group Inc.	2.013%	2/28/2029	CAD	8,201	5,866
	Goldman Sachs Group Inc.	0.875%	5/9/2029	EUR	9,300	10,170
	Goldman Sachs Group Inc.	3.125%	7/25/2029	GBP	3,211	4,106
	Goldman Sachs Group Inc.	3.625%	10/29/2029	GBP	934	1,225
	Goldman Sachs Group Inc.	1.875%	12/16/2030	GBP	375	441
	Goldman Sachs Group Inc.	3.641%	3/5/2032	CAD	16,600	11,989
	Goldman Sachs Group Inc.	0.750%	3/23/2032	EUR	11,206	11,170
52

Total International Bond Index Fund
		Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
	Goldman Sachs Group Inc.	3.500%	1/23/2033	EUR	7,000	8,108
	Goldman Sachs Group Inc.	1.000%	3/18/2033	EUR	2,769	2,725
	Goldman Sachs Group Inc.	3.984%	12/18/2036	EUR	28,000	32,399
	Goldman Sachs Group Inc.	6.875%	1/18/2038	GBP	1,263	1,778
	Haleon Netherlands Capital BV	2.125%	3/29/2034	EUR	4,800	5,009
	Highland Holdings Sarl	0.934%	12/15/2031	EUR	2,000	2,036
	Honeywell International Inc.	0.750%	3/10/2032	EUR	1,000	1,002
	Hyundai Capital America	3.500%	6/26/2031	EUR	6,000	6,984
	Illinois Tool Works Inc.	0.625%	12/5/2027	EUR	5,617	6,351
	Illinois Tool Works Inc.	3.250%	5/17/2028	EUR	5,200	6,117
	Illinois Tool Works Inc.	2.125%	5/22/2030	EUR	5,920	6,633
	Illinois Tool Works Inc.	1.000%	6/5/2031	EUR	3,102	3,243
	Illinois Tool Works Inc.	3.375%	5/17/2032	EUR	5,000	5,828
	InterContinental Hotels Group plc	2.125%	5/15/2027	EUR	1,500	1,742
	InterContinental Hotels Group plc	3.375%	10/8/2028	GBP	2,000	2,596
	International Business Machines Corp.	0.300%	2/11/2028	EUR	7,815	8,739
	International Business Machines Corp.	1.750%	3/7/2028	EUR	1,900	2,177
	International Business Machines Corp.	1.500%	5/23/2029	EUR	3,700	4,123
	International Business Machines Corp.	0.875%	2/9/2030	EUR	1,000	1,072
	International Business Machines Corp.	1.750%	1/31/2031	EUR	4,758	5,171
	International Business Machines Corp.	3.000%	2/3/2031	EUR	5,000	5,745
	International Business Machines Corp.	3.625%	2/6/2031	EUR	1,000	1,180
	International Business Machines Corp.	0.650%	2/11/2032	EUR	4,000	3,981
	International Business Machines Corp.	3.150%	2/10/2033	EUR	4,000	4,532
	International Business Machines Corp.	1.250%	2/9/2034	EUR	5,100	4,957
	International Business Machines Corp.	3.750%	2/6/2035	EUR	2,000	2,312
	International Business Machines Corp.	3.850%	2/3/2038	EUR	7,000	7,961
	International Business Machines Corp.	1.200%	2/11/2040	EUR	5,763	4,596
	International Business Machines Corp.	4.000%	2/6/2043	EUR	6,584	7,246
	International Business Machines Corp.	3.800%	2/10/2045	EUR	5,300	5,591
	Jefferies Financial Group Inc.	4.000%	4/16/2029	EUR	9,100	10,796
	John Deere Capital Corp.	3.450%	7/16/2032	EUR	9,000	10,562
	John Deere Cash Management Sarl	2.200%	4/2/2032	EUR	3,087	3,388
	John Deere Cash Management Sarl	1.650%	6/13/2039	EUR	2,543	2,272
	John Deere Financial Inc.	4.950%	6/14/2027	CAD	2,000	1,501
	John Deere Financial Inc.	5.170%	9/15/2028	CAD	5,111	3,903
	John Deere Financial Inc.	4.630%	4/4/2029	CAD	6,200	4,694
	Johnson & Johnson	1.150%	11/20/2028	EUR	558	628
	Johnson & Johnson	3.200%	6/1/2032	EUR	5,000	5,848
	Johnson & Johnson	3.050%	2/26/2033	EUR	5,000	5,774
	Johnson & Johnson	1.650%	5/20/2035	EUR	6,150	6,198
	Johnson & Johnson	3.350%	6/1/2036	EUR	4,600	5,282
	Johnson & Johnson	3.350%	2/26/2037	EUR	2,000	2,269
	Johnson & Johnson	3.550%	6/1/2044	EUR	4,600	5,016
	Johnson & Johnson	3.600%	2/26/2045	EUR	4,392	4,784
	Johnson & Johnson	3.700%	2/26/2055	EUR	3,500	3,692
	Johnson Controls International plc	4.250%	5/23/2035	EUR	9,680	11,677
	Johnson Controls International plc / Tyco Fire & Security Finance SCA	0.375%	9/15/2027	EUR	2,532	2,862
	Johnson Controls International plc / Tyco Fire & Security Finance SCA	3.125%	12/11/2033	EUR	1,200	1,348
	JPMorgan Chase & Co.	1.638%	5/18/2028	EUR	12,084	13,974
	JPMorgan Chase & Co.	1.963%	3/23/2030	EUR	21,500	24,288
	JPMorgan Chase & Co.	1.001%	7/25/2031	EUR	8,800	9,331
	JPMorgan Chase & Co.	4.457%	11/13/2031	EUR	15,000	18,293
	JPMorgan Chase & Co.	1.047%	11/4/2032	EUR	8,000	8,199
	JPMorgan Chase & Co.	1.895%	4/28/2033	GBP	3,000	3,394
	JPMorgan Chase & Co.	3.761%	3/21/2034	EUR	17,000	19,936
	Kellanova	0.500%	5/20/2029	EUR	2,000	2,166
	KKR Group Finance Co. V LLC	1.625%	5/22/2029	EUR	5,132	5,646
[1]	KKR Group Finance Co. XI LLC	1.559%	5/30/2029	JPY	400,000	2,473
	Kraft Heinz Foods Co.	2.250%	5/25/2028	EUR	12,500	14,346
	Kraft Heinz Foods Co.	3.250%	3/15/2033	EUR	5,000	5,627
	Linde Finance BV	0.550%	5/19/2032	EUR	8,200	8,116
	Linde plc	3.375%	6/12/2029	EUR	7,500	8,850
	Linde plc	3.200%	2/14/2031	EUR	11,000	12,827
	Linde plc	1.625%	3/31/2035	EUR	5,000	4,935
	Linde plc	3.400%	2/14/2036	EUR	5,000	5,674
	Linde plc	1.000%	9/30/2051	EUR	6,700	3,850
	MassMutual Global Funding II	5.000%	12/12/2027	GBP	2,000	2,717
	MassMutual Global Funding II	4.625%	10/5/2029	GBP	1,500	2,009
	MassMutual Global Funding II	3.750%	1/19/2030	EUR	1,900	2,248
53

Total International Bond Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
MassMutual Global Funding II	3.250%	6/11/2032	EUR	4,000	4,568
Mastercard Inc.	2.100%	12/1/2027	EUR	4,165	4,830
Mastercard Inc.	1.000%	2/22/2029	EUR	6,800	7,529
McDonald's Corp.	1.875%	5/26/2027	EUR	100	116
McDonald's Corp.	1.750%	5/3/2028	EUR	1,900	2,172
McDonald's Corp.	0.250%	10/4/2028	EUR	5,300	5,816
McDonald's Corp.	2.375%	5/31/2029	EUR	3,000	3,431
McDonald's Corp.	2.625%	6/11/2029	EUR	100	115
McDonald's Corp.	1.500%	11/28/2029	EUR	2,200	2,432
McDonald's Corp.	1.600%	3/15/2031	EUR	5,000	5,385
McDonald's Corp.	3.500%	5/21/2032	EUR	6,000	6,972
McDonald's Corp.	4.107%	8/21/2032	CAD	2,500	1,843
McDonald's Corp.	2.950%	3/15/2034	GBP	2,800	3,219
McDonald's Corp.	3.000%	5/31/2034	EUR	4,900	5,419
McDonald's Corp.	4.250%	3/7/2035	EUR	7,000	8,398
McDonald's Corp.	4.125%	11/28/2035	EUR	9,000	10,684
McDonald's Corp.	4.125%	6/11/2054	GBP	800	748
McKesson Corp.	3.125%	2/17/2029	GBP	398	516
Medtronic Global Holdings SCA	0.375%	10/15/2028	EUR	3,196	3,510
Medtronic Global Holdings SCA	3.000%	10/15/2028	EUR	1,725	2,017
Medtronic Global Holdings SCA	1.625%	3/7/2031	EUR	1,500	1,620
Medtronic Global Holdings SCA	1.000%	7/2/2031	EUR	6,186	6,415
Medtronic Global Holdings SCA	0.750%	10/15/2032	EUR	2,087	2,063
Medtronic Global Holdings SCA	3.375%	10/15/2034	EUR	1,547	1,768
Medtronic Global Holdings SCA	1.500%	7/2/2039	EUR	1,297	1,121
Medtronic Global Holdings SCA	1.375%	10/15/2040	EUR	4,934	4,006
Medtronic Global Holdings SCA	1.750%	7/2/2049	EUR	7,796	5,494
Medtronic Global Holdings SCA	1.625%	10/15/2050	EUR	7,158	4,792
Medtronic Inc.	3.650%	10/15/2029	EUR	1,968	2,339
Medtronic Inc.	2.950%	10/15/2030	EUR	8,500	9,828
Medtronic Inc.	3.875%	10/15/2036	EUR	1,750	2,052
Medtronic Inc.	4.200%	10/15/2045	EUR	3,500	3,931
Medtronic Inc.	4.150%	10/15/2053	EUR	2,966	3,211
Merck & Co. Inc.	2.500%	10/15/2034	EUR	2,686	2,914
Merck & Co. Inc.	1.375%	11/2/2036	EUR	1,216	1,139
Metropolitan Life Global Funding I	4.000%	7/13/2027	AUD	1,281	907
Metropolitan Life Global Funding I	0.625%	12/8/2027	GBP	6,471	8,215
Metropolitan Life Global Funding I	4.000%	4/5/2028	EUR	3,000	3,575
Metropolitan Life Global Funding I	1.625%	9/21/2029	GBP	3,000	3,652
Metropolitan Life Global Funding I	5.000%	1/10/2030	GBP	5,000	6,790
Metropolitan Life Global Funding I	3.394%	4/9/2030	CAD	7,128	5,176
Metropolitan Life Global Funding I	3.750%	12/5/2030	EUR	10,400	12,370
Metropolitan Life Global Funding I	3.750%	12/7/2031	EUR	3,600	4,272
Microsoft Corp.	3.125%	12/6/2028	EUR	11,236	13,228
Microsoft Corp.	2.625%	5/2/2033	EUR	2,094	2,366
Molson Coors Beverage Co.	3.800%	6/15/2032	EUR	3,000	3,526
Mondelez International Holdings Netherlands BV	0.250%	9/9/2029	EUR	3,563	3,783
Mondelez International Inc.	0.250%	3/17/2028	EUR	18,430	20,491
Mondelez International Inc.	4.625%	7/3/2031	CAD	3,000	2,271
Mondelez International Inc.	2.375%	3/6/2035	EUR	2,137	2,225
Moody's Corp.	0.950%	2/25/2030	EUR	4,892	5,268
Morgan Stanley	4.813%	10/25/2028	EUR	10,000	12,007
Morgan Stanley	4.656%	3/2/2029	EUR	10,000	12,014
Morgan Stanley	0.495%	10/26/2029	EUR	17,019	18,629
Morgan Stanley	0.497%	2/7/2031	EUR	11,470	12,041
Morgan Stanley	5.789%	11/18/2033	GBP	8,800	12,114
Morgan Stanley	5.148%	1/25/2034	EUR	18,000	22,705
Morgan Stanley	3.955%	3/21/2035	EUR	13,860	16,283
Morgan Stanley	5.213%	10/24/2035	GBP	4,421	5,767
Morgan Stanley	3.749%	11/7/2036	EUR	7,000	7,975
Morgan Stanley	3.981%	1/23/2037	EUR	8,000	9,246
MSD Netherlands Capital BV	3.250%	5/30/2032	EUR	6,500	7,556
MSD Netherlands Capital BV	3.500%	5/30/2037	EUR	3,700	4,196
MSD Netherlands Capital BV	3.700%	5/30/2044	EUR	3,000	3,247
MSD Netherlands Capital BV	3.750%	5/30/2054	EUR	2,300	2,344
Nasdaq Inc.	1.750%	3/28/2029	EUR	4,812	5,409
Nasdaq Inc.	0.875%	2/13/2030	EUR	11,864	12,675
Nasdaq Inc.	4.500%	2/15/2032	EUR	9,509	11,646
Nasdaq Inc.	0.900%	7/30/2033	EUR	2,800	2,692
National Grid North America Inc.	1.054%	1/20/2031	EUR	11,500	12,039
54

Total International Bond Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
National Grid North America Inc.	3.631%	9/3/2031	EUR	7,000	8,226
National Grid North America Inc.	3.724%	11/25/2034	EUR	5,000	5,752
National Grid North America Inc.	4.061%	9/3/2036	EUR	9,000	10,486
Nestle Capital Corp.	4.600%	4/4/2029	AUD	10,080	7,126
Nestle Finance International Ltd.	1.250%	11/2/2029	EUR	5,536	6,131
Nestle Finance International Ltd.	1.500%	4/1/2030	EUR	5,124	5,693
Nestle Finance International Ltd.	1.250%	3/29/2031	EUR	2,000	2,156
Nestle Finance International Ltd.	0.375%	5/12/2032	EUR	4,000	3,976
Nestle Finance International Ltd.	0.000%	3/3/2033	EUR	4,455	4,195
Nestle Finance International Ltd.	1.500%	3/29/2035	EUR	3,500	3,467
Nestle Finance International Ltd.	1.750%	11/2/2037	EUR	4,125	3,898
Nestle Finance International Ltd.	0.375%	12/3/2040	EUR	7,587	5,451
Nestle Finance International Ltd.	0.875%	6/14/2041	EUR	9,260	7,082
Nestle Finance International Ltd.	3.500%	1/14/2045	EUR	5,000	5,396
Nestle Holdings Inc.	2.192%	1/26/2029	CAD	7,380	5,260
Nestle Holdings Inc.	2.500%	4/4/2032	GBP	3,000	3,576
Nestle Holdings Inc.	5.125%	9/21/2032	GBP	5,000	6,865
Nestle Holdings Inc.	1.375%	6/23/2033	GBP	3,000	3,200
Netflix Inc.	4.625%	5/15/2029	EUR	2,500	3,049
Netflix Inc.	3.875%	11/15/2029	EUR	10,000	11,965
Netflix Inc.	3.625%	6/15/2030	EUR	5,500	6,524
New York Life Global Funding	1.500%	7/15/2027	GBP	2,300	3,012
New York Life Global Funding	2.000%	4/17/2028	CAD	10,993	7,873
New York Life Global Funding	4.950%	12/7/2029	GBP	3,500	4,776
New York Life Global Funding	3.625%	1/9/2030	EUR	2,300	2,726
New York Life Global Funding	3.450%	1/30/2031	EUR	3,500	4,103
New York Life Global Funding	3.200%	1/15/2032	EUR	9,000	10,371
New York Life Global Funding	4.000%	6/17/2032	CAD	3,800	2,784
New York Life Global Funding	3.625%	6/8/2035	EUR	3,700	4,271
NextEra Energy Capital Holdings Inc.	3.830%	6/12/2030	CAD	200	147
NextEra Energy Capital Holdings Inc.	4.850%	4/30/2031	CAD	8,500	6,496
NextEra Energy Capital Holdings Inc.	4.670%	6/12/2035	CAD	9,750	7,241
NextEra Energy Capital Holdings Inc.	4.200%	2/26/2056	EUR	10,000	11,404
NextEra Energy Capital Holdings Inc.	4.496%	5/15/2056	EUR	5,000	5,644
Novartis AG	0.625%	11/13/2029	CHF	2,395	3,061
Novartis AG	1.050%	5/11/2035	CHF	1,000	1,282
Novartis Finance SA	0.625%	9/20/2028	EUR	100	111
Novartis Finance SA	0.000%	9/23/2028	EUR	2,000	2,188
Novartis Finance SA	1.375%	8/14/2030	EUR	9,144	10,016
Omnicom Capital Holdings plc	2.250%	11/22/2033	GBP	2,429	2,547
Omnicom Finance Holdings plc	0.800%	7/8/2027	EUR	7,904	9,040
Omnicom Finance Holdings plc	1.400%	7/8/2031	EUR	2,269	2,376
Omnicom Finance Holdings plc	3.700%	3/6/2032	EUR	5,000	5,800
Pacific Life Global Funding II	3.125%	6/18/2031	EUR	2,500	2,868
Pacific Life Global Funding II	4.195%	7/29/2032	CAD	2,500	1,846
Parker-Hannifin Corp.	2.900%	3/1/2030	EUR	9,861	11,363
PepsiCo Inc.	0.500%	5/6/2028	EUR	5,974	6,665
PepsiCo Inc.	0.875%	7/18/2028	EUR	1,875	2,097
PepsiCo Inc.	1.125%	3/18/2031	EUR	943	1,000
PepsiCo Inc.	0.400%	10/9/2032	EUR	6,028	5,829
PepsiCo Inc.	0.750%	10/14/2033	EUR	3,343	3,215
PepsiCo Inc.	3.450%	7/28/2037	EUR	5,000	5,629
PepsiCo Inc.	0.875%	10/16/2039	EUR	5,032	3,973
PepsiCo Inc.	1.050%	10/9/2050	EUR	1,107	671
Pershing Square Holdings Ltd.	1.375%	10/1/2027	EUR	1,500	1,709
Pfizer Inc.	2.735%	6/15/2043	GBP	4,634	3,987
Pfizer Netherlands International Finance BV	4.250%	5/19/2045	EUR	5,000	5,771
Philip Morris International Inc.	2.875%	5/14/2029	EUR	1,272	1,473
Philip Morris International Inc.	3.750%	1/15/2031	EUR	5,000	5,924
Philip Morris International Inc.	0.800%	8/1/2031	EUR	4,539	4,621
Philip Morris International Inc.	3.125%	6/3/2033	EUR	548	624
Philip Morris International Inc.	2.000%	5/9/2036	EUR	2,090	2,045
Philip Morris International Inc.	1.875%	11/6/2037	EUR	1,463	1,355
Philip Morris International Inc.	1.450%	8/1/2039	EUR	7,902	6,529
PPG Industries Inc.	2.750%	6/1/2029	EUR	2,906	3,354
PPG Industries Inc.	3.250%	3/4/2032	EUR	5,000	5,736
Procter & Gamble Co.	4.875%	5/11/2027	EUR	5,000	5,986
Procter & Gamble Co.	1.200%	10/30/2028	EUR	2,379	2,671
Procter & Gamble Co.	1.800%	5/3/2029	GBP	2,427	3,052
Procter & Gamble Co.	1.250%	10/25/2029	EUR	3,541	3,911
55

Total International Bond Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
Procter & Gamble Co.	0.350%	5/5/2030	EUR	8,000	8,455
Procter & Gamble Co.	3.250%	8/2/2031	EUR	3,000	3,525
Procter & Gamble Co.	1.875%	10/30/2038	EUR	3,216	3,083
Procter & Gamble Co.	0.900%	11/4/2041	EUR	6,000	4,573
Procter & Gamble Co.	3.650%	11/3/2045	EUR	2,000	2,229
Prologis Euro Finance LLC	0.250%	9/10/2027	EUR	5,728	6,462
Prologis Euro Finance LLC	0.375%	2/6/2028	EUR	1,729	1,933
Prologis Euro Finance LLC	1.875%	1/5/2029	EUR	5,481	6,193
Prologis Euro Finance LLC	1.000%	2/8/2029	EUR	4,967	5,486
Prologis Euro Finance LLC	0.625%	9/10/2031	EUR	3,019	3,039
Prologis Euro Finance LLC	0.500%	2/16/2032	EUR	3,697	3,629
Prologis Euro Finance LLC	3.250%	9/22/2032	EUR	1,750	1,995
Prologis Euro Finance LLC	4.625%	5/23/2033	EUR	7,650	9,386
Prologis Euro Finance LLC	1.500%	2/8/2034	EUR	1,300	1,282
Prologis Euro Finance LLC	4.000%	5/5/2034	EUR	2,200	2,588
Prologis Euro Finance LLC	1.000%	2/6/2035	EUR	4,010	3,667
Prologis Euro Finance LLC	1.000%	2/16/2041	EUR	2,130	1,568
Prologis Euro Finance LLC	4.250%	1/31/2043	EUR	2,000	2,235
Prologis Euro Finance LLC	1.500%	9/10/2049	EUR	1,619	1,056
Prologis LP	2.250%	6/30/2029	GBP	4,469	5,622
Prologis LP	5.250%	1/15/2031	CAD	4,000	3,101
Prologis LP	3.600%	2/15/2032	CAD	26,175	18,706
Prologis LP	4.200%	2/15/2033	CAD	345	252
Prologis LP	5.625%	5/4/2040	GBP	4,620	5,903
Public Storage Operating Co.	0.500%	9/9/2030	EUR	3,241	3,344
Public Storage Operating Co.	0.875%	1/24/2032	EUR	3,376	3,382
Public Storage Operating Co.	3.500%	1/20/2034	EUR	8,321	9,478
Realty Income Corp.	1.125%	7/13/2027	GBP	5,938	7,707
Realty Income Corp.	4.875%	7/6/2030	EUR	1,769	2,175
Realty Income Corp.	3.375%	6/20/2031	EUR	5,389	6,216
Realty Income Corp.	5.750%	12/5/2031	GBP	3,077	4,225
Realty Income Corp.	1.750%	7/13/2033	GBP	4,043	4,236
Realty Income Corp.	5.125%	7/6/2034	EUR	4,000	5,023
Realty Income Corp.	3.875%	6/20/2035	EUR	6,322	7,222
Realty Income Corp.	6.000%	12/5/2039	GBP	4,614	6,015
Realty Income Corp.	2.500%	1/14/2042	GBP	946	787
Robert Bosch Finance LLC	2.750%	5/28/2028	EUR	1,000	1,163
Roche Finance Europe BV	3.312%	12/4/2027	EUR	10,000	11,818
Roche Finance Europe BV	3.564%	5/3/2044	EUR	3,000	3,286
Roche Kapitalmarkt AG	2.000%	9/23/2032	CHF	5,000	6,835
Roche Kapitalmarkt AG	1.000%	2/25/2037	CHF	4,000	5,035
RTX Corp.	2.150%	5/18/2030	EUR	6,316	7,042
Sanofi SA	1.125%	4/5/2028	EUR	5,200	5,912
Sanofi SA	0.875%	3/21/2029	EUR	5,000	5,545
Sanofi SA	1.500%	4/1/2030	EUR	7,600	8,401
Sanofi SA	1.875%	3/21/2038	EUR	3,500	3,367
Schlumberger Finance BV	0.250%	10/15/2027	EUR	5,087	5,747
Schlumberger Finance BV	0.500%	10/15/2031	EUR	5,087	5,134
Schlumberger Finance BV	2.000%	5/6/2032	EUR	3,019	3,258
Schneider Electric SE	1.375%	6/21/2027	EUR	2,200	2,538
Schneider Electric SE	1.500%	1/15/2028	EUR	5,600	6,412
Schneider Electric SE	0.250%	3/11/2029	EUR	4,600	4,985
Schneider Electric SE	3.375%	4/13/2034	EUR	5,000	5,767
Schneider Electric SE	3.250%	10/10/2035	EUR	10,000	11,301
Schneider Electric SE	3.375%	9/3/2036	EUR	5,000	5,658
Shell International Finance BV	1.250%	5/12/2028	EUR	3,678	4,165
Shell International Finance BV	0.750%	8/15/2028	EUR	5,087	5,679
Shell International Finance BV	1.000%	12/10/2030	GBP	3,479	4,044
Shell International Finance BV	1.875%	4/7/2032	EUR	7,587	8,168
Shell International Finance BV	0.875%	11/8/2039	EUR	6,032	4,711
Shell International Finance BV	1.750%	9/10/2052	GBP	2,543	1,464
Signify NV	2.375%	5/11/2027	EUR	3,450	4,005
Simon International Finance SCA	1.125%	3/19/2033	EUR	2,821	2,765
Southern Co.	1.875%	9/15/2081	EUR	4,624	5,264
Stellantis NV	4.500%	7/7/2028	EUR	9,077	10,858
Stellantis NV	0.750%	1/18/2029	EUR	2,000	2,168
Stellantis NV	4.375%	3/14/2030	EUR	5,000	5,935
Stellantis NV	4.250%	6/16/2031	EUR	10,100	11,787
Stellantis NV	2.750%	4/1/2032	EUR	3,500	3,728
Stellantis NV	1.250%	6/20/2033	EUR	9,448	8,805
56

Total International Bond Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
Stellantis NV	4.000%	3/19/2034	EUR	1,500	1,658
Stellantis NV	4.625%	6/6/2035	EUR	6,000	6,825
Stryker Corp.	2.125%	11/30/2027	EUR	3,943	4,561
Stryker Corp.	3.375%	12/11/2028	EUR	4,477	5,277
Stryker Corp.	0.750%	3/1/2029	EUR	4,600	5,045
Stryker Corp.	2.625%	11/30/2030	EUR	2,052	2,331
Stryker Corp.	1.000%	12/3/2031	EUR	5,635	5,784
Stryker Corp.	3.375%	9/11/2032	EUR	3,500	4,057
Stryker Corp.	3.625%	9/11/2036	EUR	3,500	3,998
Sumisho Air Lease Corp.	5.400%	6/1/2028	CAD	10,925	8,285
Sumisho Air Lease Corp.	3.700%	4/15/2030	EUR	2,300	2,681
Swiss Re Finance UK plc	2.714%	6/4/2052	EUR	6,300	6,791
Thermo Fisher Scientific Finance I BV	0.800%	10/18/2030	EUR	2,122	2,237
Thermo Fisher Scientific Finance I BV	1.125%	10/18/2033	EUR	7,693	7,587
Thermo Fisher Scientific Finance I BV	3.628%	12/1/2035	EUR	22,000	25,328
Thermo Fisher Scientific Finance I BV	1.625%	10/18/2041	EUR	4,753	3,914
Thermo Fisher Scientific Finance I BV	2.000%	10/18/2051	EUR	5,000	3,630
Thermo Fisher Scientific Inc.	0.500%	3/1/2028	EUR	6,201	6,951
Thermo Fisher Scientific Inc.	1.375%	9/12/2028	EUR	448	507
Thermo Fisher Scientific Inc.	1.125%	3/7/2029	CHF	1,000	1,287
Thermo Fisher Scientific Inc.	1.950%	7/24/2029	EUR	5,000	5,657
Thermo Fisher Scientific Inc.	0.875%	10/1/2031	EUR	9,000	9,259
Thermo Fisher Scientific Inc.	3.650%	11/21/2034	EUR	2,800	3,272
Thermo Fisher Scientific Inc.	2.038%	3/7/2036	CHF	2,000	2,699
Thermo Fisher Scientific Inc.	2.875%	7/24/2037	EUR	3,333	3,551
Thermo Fisher Scientific Inc.	1.500%	10/1/2039	EUR	2,094	1,810
Thermo Fisher Scientific Inc.	1.875%	10/1/2049	EUR	4,581	3,343
Time Warner Cable LLC	5.250%	7/15/2042	GBP	3,037	3,261
T-Mobile USA Inc.	3.550%	5/8/2029	EUR	7,100	8,393
T-Mobile USA Inc.	3.700%	5/8/2032	EUR	2,000	2,361
T-Mobile USA Inc.	3.850%	5/8/2036	EUR	5,000	5,803
T-Mobile USA Inc.	3.500%	2/11/2037	EUR	3,000	3,341
T-Mobile USA Inc.	3.900%	2/19/2038	EUR	7,000	7,992
T-Mobile USA Inc.	3.800%	2/11/2045	EUR	3,000	3,162
Toyota Motor Credit Corp.	0.125%	11/5/2027	EUR	7,448	8,366
Toyota Motor Credit Corp.	4.050%	9/13/2029	EUR	5,200	6,245
Toyota Motor Credit Corp.	3.850%	7/24/2030	EUR	2,000	2,387
Toyota Motor Credit Corp.	3.625%	7/15/2031	EUR	15,500	18,312
Trillium Windpower LP	5.803%	2/15/2033	CAD	549	420
United Parcel Service Inc.	1.000%	11/15/2028	EUR	5,000	5,602
Upjohn Finance BV	1.362%	6/23/2027	EUR	4,090	4,712
Upjohn Finance BV	1.908%	6/23/2032	EUR	4,590	4,737
Utah Acquisition Sub Inc.	3.125%	11/22/2028	EUR	3,147	3,663
Ventas Canada Finance Ltd.	5.100%	3/5/2029	CAD	169	129
Verizon Communications Inc.	4.500%	8/17/2027	AUD	6,420	4,574
Verizon Communications Inc.	2.375%	3/22/2028	CAD	18,577	13,392
Verizon Communications Inc.	2.350%	3/23/2028	AUD	2,800	1,904
Verizon Communications Inc.	1.125%	11/3/2028	GBP	4,685	5,818
Verizon Communications Inc.	0.375%	3/22/2029	EUR	7,917	8,578
Verizon Communications Inc.	1.875%	10/26/2029	EUR	1,718	1,920
Verizon Communications Inc.	1.250%	4/8/2030	EUR	9,787	10,578
Verizon Communications Inc.	2.500%	5/16/2030	CAD	2,000	1,402
Verizon Communications Inc.	1.875%	9/19/2030	GBP	778	923
Verizon Communications Inc.	0.555%	3/24/2031	CHF	2,000	2,505
Verizon Communications Inc.	2.500%	4/8/2031	GBP	1,345	1,605
Verizon Communications Inc.	2.625%	12/1/2031	EUR	3,509	3,914
Verizon Communications Inc.	0.875%	3/19/2032	EUR	3,724	3,738
Verizon Communications Inc.	0.750%	3/22/2032	EUR	3,902	3,887
Verizon Communications Inc.	3.500%	6/28/2032	EUR	12,200	14,173
Verizon Communications Inc.	1.300%	5/18/2033	EUR	1,796	1,787
Verizon Communications Inc.	4.750%	10/31/2034	EUR	12,167	15,081
Verizon Communications Inc.	1.125%	9/19/2035	EUR	5,904	5,403
Verizon Communications Inc.	3.125%	11/2/2035	GBP	2,671	2,887
Verizon Communications Inc.	3.750%	2/28/2036	EUR	8,900	10,187
Verizon Communications Inc.	3.375%	10/27/2036	GBP	6,524	7,022
Verizon Communications Inc.	2.875%	1/15/2038	EUR	5,515	5,692
Verizon Communications Inc.	1.875%	11/3/2038	GBP	4,194	3,568
Verizon Communications Inc.	1.500%	9/19/2039	EUR	1,155	972
Verizon Communications Inc.	3.500%	11/4/2039	AUD	5,840	3,030
Verizon Communications Inc.	1.850%	5/18/2040	EUR	1,504	1,304
57

Total International Bond Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
Verizon Communications Inc.	3.996%	6/15/2056	EUR	7,825	8,924
Verizon Communications Inc.	5.742%	6/15/2056	GBP	6,265	8,272
Verizon Communications Inc.	4.246%	8/15/2056	EUR	2,000	2,280
Visa Inc.	2.000%	6/15/2029	EUR	7,700	8,763
Visa Inc.	2.375%	6/15/2034	EUR	2,500	2,707
Wabtec Transportation Netherlands BV	1.250%	12/3/2027	EUR	2,093	2,383
Walmart Inc.	4.875%	9/21/2029	EUR	5,498	6,829
Walmart Inc.	5.625%	3/27/2034	GBP	6,590	9,233
Wells Fargo & Co.	1.500%	5/24/2027	EUR	10,275	11,883
Wells Fargo & Co.	3.500%	9/12/2029	GBP	2,175	2,811
Wells Fargo & Co.	1.741%	5/4/2030	EUR	5,087	5,690
Wells Fargo & Co.	2.125%	9/24/2031	GBP	10,000	11,614
Wells Fargo & Co.	3.900%	7/22/2032	EUR	18,000	21,340
Wells Fargo & Co.	4.625%	11/2/2035	GBP	1,263	1,581
Welltower OP LLC	4.800%	11/20/2028	GBP	6,225	8,354
Welltower OP LLC	4.500%	12/1/2034	GBP	1,934	2,398
Westlake Corp.	1.625%	7/17/2029	EUR	1,900	2,089
WP Carey Inc.	3.250%	10/2/2031	EUR	3,633	4,153
WP Carey Inc.	4.250%	7/23/2032	EUR	2,240	2,667
WP Carey Inc.	3.700%	11/19/2034	EUR	3,262	3,671
WPC Eurobond BV	1.350%	4/15/2028	EUR	2,539	2,866
WPC Eurobond BV	0.950%	6/1/2030	EUR	1,876	1,977
Zimmer Biomet Holdings Inc.	3.518%	12/15/2032	EUR	6,900	7,945
					3,775,594
Total Corporate Bonds (Cost $23,816,622)					24,324,694
Sovereign Bonds (77.3%)
Australia (3.0%)
Airservices Australia	5.350%	11/15/2037	AUD	28,630	19,659
Australian Capital Territory	3.000%	4/18/2028	AUD	290	201
Australian Capital Territory	2.250%	5/22/2029	AUD	5,100	3,383
Australian Capital Territory	1.750%	5/17/2030	AUD	1,110	701
Australian Capital Territory	1.750%	10/23/2031	AUD	440	264
Australian Capital Territory	2.500%	10/22/2032	AUD	13,010	7,909
Australian Capital Territory	4.500%	10/23/2034	AUD	20,500	13,636
Australian Capital Territory	5.250%	10/23/2036	AUD	13,000	8,922
Commonwealth of Australia	2.750%	11/21/2027	AUD	181,570	126,895
Commonwealth of Australia	2.250%	5/21/2028	AUD	122,029	83,663
Commonwealth of Australia	2.750%	11/21/2028	AUD	233,083	159,964
Commonwealth of Australia	3.250%	4/21/2029	AUD	162,331	112,193
Commonwealth of Australia	2.750%	11/21/2029	AUD	183,635	123,824
Commonwealth of Australia	2.500%	5/21/2030	AUD	152,075	100,671
Commonwealth of Australia	1.000%	12/21/2030	AUD	164,721	100,414
Commonwealth of Australia	1.500%	6/21/2031	AUD	167,648	103,040
Commonwealth of Australia	1.000%	11/21/2031	AUD	178,115	104,904
Commonwealth of Australia	1.250%	5/21/2032	AUD	168,342	98,821
Commonwealth of Australia	1.750%	11/21/2032	AUD	135,401	80,762
Commonwealth of Australia	4.500%	4/21/2033	AUD	148,520	104,695
Commonwealth of Australia	3.000%	11/21/2033	AUD	92,580	58,755
Commonwealth of Australia	3.750%	5/21/2034	AUD	98,000	65,087
Commonwealth of Australia	4.250%	6/21/2034	AUD	65,000	44,672
Commonwealth of Australia	3.500%	12/21/2034	AUD	111,000	71,779
Commonwealth of Australia	2.750%	6/21/2035	AUD	103,547	62,418
Commonwealth of Australia	4.250%	12/21/2035	AUD	123,350	83,725
Commonwealth of Australia	4.250%	3/21/2036	AUD	90,000	60,967
Commonwealth of Australia	4.250%	10/21/2036	AUD	70,000	47,202
Commonwealth of Australia	3.750%	4/21/2037	AUD	60,769	38,964
Commonwealth of Australia	4.750%	10/21/2037	AUD	60,000	42,022
Commonwealth of Australia	3.250%	6/21/2039	AUD	37,313	22,052
Commonwealth of Australia	2.750%	5/21/2041	AUD	50,029	26,870
Commonwealth of Australia	3.000%	3/21/2047	AUD	53,684	27,233
Commonwealth of Australia	1.750%	6/21/2051	AUD	90,849	32,634
Commonwealth of Australia	4.750%	6/21/2054	AUD	49,000	31,984
Housing Australia	2.380%	3/28/2029	AUD	1,485	993
Housing Australia	1.410%	6/29/2032	AUD	15,020	8,588
Housing Australia	2.335%	6/30/2036	AUD	3,735	2,003
New South Wales Treasury Corp.	3.000%	5/20/2027	AUD	76,841	54,326
New South Wales Treasury Corp.	3.000%	3/20/2028	AUD	74,075	51,510
New South Wales Treasury Corp.	3.000%	11/15/2028	AUD	20,206	13,875
58

Total International Bond Index Fund
		Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
	New South Wales Treasury Corp.	3.000%	4/20/2029	AUD	11,737	7,997
	New South Wales Treasury Corp.	3.000%	2/20/2030	AUD	78,558	52,672
	New South Wales Treasury Corp.	1.250%	11/20/2030	AUD	7,484	4,557
	New South Wales Treasury Corp.	2.000%	3/20/2031	AUD	61,309	38,295
	New South Wales Treasury Corp.	1.500%	2/20/2032	AUD	88,169	51,815
	New South Wales Treasury Corp.	2.000%	3/8/2033	AUD	84,288	49,215
	New South Wales Treasury Corp.	1.750%	3/20/2034	AUD	66,500	36,647
	New South Wales Treasury Corp.	3.500%	3/20/2034	AUD	422	267
	New South Wales Treasury Corp.	4.750%	2/20/2035	AUD	57,000	38,900
	New South Wales Treasury Corp.	4.250%	2/20/2036	AUD	44,000	28,434
	New South Wales Treasury Corp.	4.750%	2/20/2037	AUD	17,000	11,289
	New South Wales Treasury Corp.	3.500%	11/20/2037	AUD	13,742	7,986
	New South Wales Treasury Corp.	5.250%	2/24/2038	AUD	22,000	15,080
	New South Wales Treasury Corp.	5.250%	2/22/2039	AUD	25,000	16,964
	New South Wales Treasury Corp.	2.250%	11/20/2040	AUD	11,397	5,250
	New South Wales Treasury Corp.	2.250%	5/7/2041	AUD	10,000	4,532
	New South Wales Treasury Corp.	2.450%	8/24/2050	AUD	261	100
	Northern Territory Treasury Corp.	3.500%	4/21/2028	AUD	800	560
	Northern Territory Treasury Corp.	3.500%	5/21/2030	AUD	2,300	1,555
	Northern Territory Treasury Corp.	2.000%	4/21/2031	AUD	4,100	2,528
	Northern Territory Treasury Corp.	2.500%	5/21/2032	AUD	14,000	8,563
	Northern Territory Treasury Corp.	3.750%	4/21/2033	AUD	10,600	6,820
	Northern Territory Treasury Corp.	5.500%	3/21/2036	AUD	12,000	8,361
	Northern Territory Treasury Corp.	5.250%	5/21/2038	AUD	900	602
[1]	Queensland Treasury Corp.	2.750%	8/20/2027	AUD	40,997	28,761
[1]	Queensland Treasury Corp.	3.250%	7/21/2028	AUD	41,599	28,908
[1]	Queensland Treasury Corp.	3.250%	8/21/2029	AUD	23,651	16,141
[1]	Queensland Treasury Corp.	3.500%	8/21/2030	AUD	95,817	64,864
[1]	Queensland Treasury Corp.	1.750%	8/21/2031	AUD	58,822	35,703
[1]	Queensland Treasury Corp.	1.500%	3/2/2032	AUD	9,300	5,459
[1]	Queensland Treasury Corp.	1.500%	8/20/2032	AUD	40,669	23,377
[1]	Queensland Treasury Corp.	4.500%	3/9/2033	AUD	5,500	3,788
	Queensland Treasury Corp.	6.500%	3/14/2033	AUD	4,235	3,264
	Queensland Treasury Corp.	2.000%	8/22/2033	AUD	36,000	20,627
[1]	Queensland Treasury Corp.	1.750%	7/20/2034	AUD	35,225	19,088
[1]	Queensland Treasury Corp.	3.250%	5/21/2035	EUR	9,000	10,364
	Queensland Treasury Corp.	3.250%	5/21/2035	EUR	11,418	13,149
[1]	Queensland Treasury Corp.	4.500%	8/22/2035	AUD	56,000	37,076
[1]	Queensland Treasury Corp.	5.250%	7/21/2036	AUD	61,000	42,447
[1]	Queensland Treasury Corp.	5.000%	7/21/2037	AUD	10,000	6,732
[1]	Queensland Treasury Corp.	5.250%	8/13/2038	AUD	15,456	10,516
[1]	Queensland Treasury Corp.	2.250%	4/16/2040	AUD	7,654	3,546
[1]	Queensland Treasury Corp.	2.250%	11/20/2041	AUD	7,552	3,351
[1]	Queensland Treasury Corp.	4.200%	2/20/2047	AUD	4,011	2,228
	South Australian Government Financing Authority	3.000%	9/20/2027	AUD	637	447
	South Australian Government Financing Authority	1.750%	5/24/2032	AUD	14,335	8,450
	South Australian Government Financing Authority	4.500%	5/24/2033	AUD	20,000	13,676
	South Australian Government Financing Authority	1.750%	5/24/2034	AUD	15,000	8,186
	South Australian Government Financing Authority	2.000%	5/23/2036	AUD	20,238	10,479
	South Australian Government Financing Authority	4.750%	5/24/2038	AUD	23,000	15,021
	South Australian Government Financing Authority	2.250%	5/24/2040	AUD	5,000	2,329
	Tasmanian Public Finance Corp.	3.250%	1/24/2028	AUD	765	535
	Tasmanian Public Finance Corp.	2.000%	1/24/2030	AUD	22,607	14,554
	Tasmanian Public Finance Corp.	2.250%	1/22/2032	AUD	3,742	2,284
	Tasmanian Public Finance Corp.	2.500%	1/21/2033	AUD	8,481	5,085
	Tasmanian Public Finance Corp.	4.000%	1/20/2034	AUD	5,500	3,561
	Tasmanian Public Finance Corp.	4.750%	1/25/2035	AUD	12,000	8,051
	Treasury Corp. of Victoria	1.250%	11/19/2027	AUD	37,679	25,632
	Treasury Corp. of Victoria	3.000%	10/20/2028	AUD	34,456	23,692
	Treasury Corp. of Victoria	2.500%	10/22/2029	AUD	36,511	24,184
	Treasury Corp. of Victoria	1.500%	11/20/2030	AUD	58,760	36,162
	Treasury Corp. of Victoria	1.500%	9/10/2031	AUD	108,101	64,479
	Treasury Corp. of Victoria	4.250%	12/20/2032	AUD	62,168	42,007
	Treasury Corp. of Victoria	2.250%	9/15/2033	AUD	101,784	59,155
	Treasury Corp. of Victoria	2.250%	11/20/2034	AUD	37,218	20,761
	Treasury Corp. of Victoria	2.000%	9/17/2035	AUD	62,484	33,013
	Treasury Corp. of Victoria	4.750%	9/15/2036	AUD	66,000	43,890
	Treasury Corp. of Victoria	2.000%	11/20/2037	AUD	57,484	27,981
	Treasury Corp. of Victoria	5.500%	9/15/2039	AUD	15,000	10,283
	Treasury Corp. of Victoria	2.250%	11/20/2041	AUD	15,283	6,736
59

Total International Bond Index Fund
		Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
	Treasury Corp. of Victoria	2.250%	11/20/2042	AUD	5,000	2,147
	Western Australian Treasury Corp.	3.000%	10/21/2027	AUD	15,103	10,593
	Western Australian Treasury Corp.	3.250%	7/20/2028	AUD	16,293	11,318
	Western Australian Treasury Corp.	2.750%	7/24/2029	AUD	7,409	4,986
	Western Australian Treasury Corp.	1.500%	10/22/2030	AUD	18,600	11,484
	Western Australian Treasury Corp.	1.750%	10/22/2031	AUD	15,769	9,550
	Western Australian Treasury Corp.	2.000%	10/24/2034	AUD	7,821	4,319
	Western Australian Treasury Corp.	4.750%	10/24/2035	AUD	20,000	13,628
	Western Australian Treasury Corp.	5.000%	10/21/2037	AUD	20,000	13,583
	Western Australian Treasury Corp.	2.250%	7/23/2041	AUD	2,994	1,367
						3,574,166
Austria (1.0%)
[2]	Autobahnen- und Schnell- strassen-Finanzierungs AG	0.100%	7/9/2029	EUR	4,539	4,872
[2]	Autobahnen- und Schnell- strassen-Finanzierungs AG	1.500%	9/15/2030	EUR	12,450	13,736
[2]	Autobahnen- und Schnell- strassen-Finanzierungs AG	0.125%	6/2/2031	EUR	5,550	5,625
[2]	Autobahnen- und Schnell- strassen-Finanzierungs AG	2.750%	6/20/2033	EUR	2,308	2,629
[2]	Autobahnen- und Schnell- strassen-Finanzierungs AG	2.750%	10/2/2034	EUR	12,000	13,566
[2]	Autobahnen- und Schnell- strassen-Finanzierungs AG	0.100%	7/16/2035	EUR	2,250	1,963
[2]	Oesterreichische Kontrollbank AG	2.875%	2/25/2030	CHF	8,290	11,516
[1]	Republic of Austria	0.750%	2/20/2028	EUR	12,810	14,537
[1]	Republic of Austria	0.000%	10/20/2028	EUR	49,483	54,386
[1]	Republic of Austria	0.500%	2/20/2029	EUR	894	987
[1]	Republic of Austria	2.900%	5/23/2029	EUR	14,895	17,569
[1]	Republic of Austria	2.500%	10/20/2029	EUR	39,976	46,481
[1]	Republic of Austria	0.000%	2/20/2030	EUR	63,612	67,181
[1]	Republic of Austria	3.450%	10/20/2030	EUR	55,000	66,128
[1]	Republic of Austria	0.000%	2/20/2031	EUR	30,003	30,718
[1]	Republic of Austria	0.900%	2/20/2032	EUR	79,161	82,776
[1]	Republic of Austria	2.800%	9/20/2032	EUR	62,694	72,683
[1]	Republic of Austria	2.900%	2/20/2033	EUR	79,546	92,462
[1]	Republic of Austria	2.900%	2/20/2034	EUR	121,000	139,622
[1]	Republic of Austria	5.375%	12/1/2034	CAD	827	655
[1]	Republic of Austria	2.950%	2/20/2035	EUR	40,000	45,952
[1]	Republic of Austria	3.200%	2/20/2036	EUR	50,812	59,080
[1]	Republic of Austria	0.250%	10/20/2036	EUR	44,718	38,311
[1]	Republic of Austria	4.150%	3/15/2037	EUR	28,844	36,298
	Republic of Austria	3.200%	7/15/2039	EUR	36,658	41,551
	Republic of Austria	0.840%	5/22/2040	CHF	6,000	7,471
[1]	Republic of Austria	0.000%	10/20/2040	EUR	34,412	24,131
[1]	Republic of Austria	3.150%	6/20/2044	EUR	25,743	27,995
	Republic of Austria	1.008%	6/13/2045	CHF	5,000	6,245
[1]	Republic of Austria	1.500%	2/20/2047	EUR	40,129	31,882
[1]	Republic of Austria	1.850%	5/23/2049	EUR	35,632	29,481
[1]	Republic of Austria	0.750%	3/20/2051	EUR	43,910	26,373
[1]	Republic of Austria	3.150%	10/20/2053	EUR	53,284	54,990
[1]	Republic of Austria	3.750%	3/20/2056	EUR	9,678	11,181
[1]	Republic of Austria	3.800%	1/26/2062	EUR	5,687	6,594
[1]	Republic of Austria	0.700%	4/20/2071	EUR	42,525	17,172
[1]	Republic of Austria	2.100%	9/20/2117	EUR	26,008	17,602
[1]	Republic of Austria	0.850%	6/30/2120	EUR	8,241	2,903
						1,225,304
Belgium (1.9%)
	Communaute Francaise de Belgique	0.625%	6/11/2035	EUR	14,000	12,404
	Communaute Francaise de Belgique	3.800%	6/22/2040	EUR	10,700	11,903
[7]	Dexia Credit Local SA	1.000%	10/18/2027	EUR	4,250	4,853
[7]	Dexia Credit Local SA	0.000%	1/21/2028	EUR	5,300	5,916
[7]	Dexia Credit Local SA	3.125%	6/1/2028	EUR	20,000	23,528
[7]	Dexia SA	4.125%	10/22/2030	GBP	3,600	4,759
[1,8]	Kingdom of Belgium	0.800%	6/22/2027	EUR	101,920	117,228
[1]	Kingdom of Belgium	0.000%	10/22/2027	EUR	34,416	38,841
	Kingdom of Belgium	5.500%	3/28/2028	EUR	38,054	46,913
[1]	Kingdom of Belgium	0.800%	6/22/2028	EUR	54,256	61,142
[1]	Kingdom of Belgium	0.900%	6/22/2029	EUR	73,411	81,239
[1]	Kingdom of Belgium	2.700%	10/22/2029	EUR	92,376	107,793
[1,8]	Kingdom of Belgium	0.100%	6/22/2030	EUR	79,861	83,540
[1]	Kingdom of Belgium	2.600%	10/22/2030	EUR	110,000	127,044
[1]	Kingdom of Belgium	1.000%	6/22/2031	EUR	24,823	26,336
[1]	Kingdom of Belgium	0.000%	10/22/2031	EUR	91,874	91,340
	Kingdom of Belgium	4.000%	3/28/2032	EUR	32,057	39,416
60

Total International Bond Index Fund
		Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
[1,8]	Kingdom of Belgium	0.350%	6/22/2032	EUR	131,002	129,948
[1]	Kingdom of Belgium	1.250%	4/22/2033	EUR	37,266	38,470
[1]	Kingdom of Belgium	3.000%	6/22/2033	EUR	46,282	53,428
[1]	Kingdom of Belgium	3.000%	6/22/2034	EUR	29,814	34,069
[1]	Kingdom of Belgium	2.850%	10/22/2034	EUR	50,538	56,830
[1]	Kingdom of Belgium	5.000%	3/28/2035	EUR	13,655	17,876
[1]	Kingdom of Belgium	3.100%	6/22/2035	EUR	169,561	192,624
[1]	Kingdom of Belgium	3.400%	6/22/2036	EUR	88,400	101,848
[1]	Kingdom of Belgium	1.450%	6/22/2037	EUR	25,000	23,387
[1]	Kingdom of Belgium	1.900%	6/22/2038	EUR	27,063	25,978
[1]	Kingdom of Belgium	2.750%	4/22/2039	EUR	10,550	11,033
[1]	Kingdom of Belgium	0.400%	6/22/2040	EUR	31,043	22,588
[1]	Kingdom of Belgium	4.250%	3/28/2041	EUR	19,716	23,913
[1]	Kingdom of Belgium	3.450%	6/22/2042	EUR	38,273	41,729
[1]	Kingdom of Belgium	3.450%	6/22/2043	EUR	63,243	68,329
[9]	Kingdom of Belgium	3.750%	6/22/2045	EUR	42,923	47,805
[1,8,9]	Kingdom of Belgium	1.600%	6/22/2047	EUR	40,386	30,161
[1,9]	Kingdom of Belgium	1.700%	6/22/2050	EUR	24,220	17,448
[1,9]	Kingdom of Belgium	1.400%	6/22/2053	EUR	20,272	12,720
[1,9]	Kingdom of Belgium	3.300%	6/22/2054	EUR	23,446	22,845
[1,9]	Kingdom of Belgium	3.500%	6/22/2055	EUR	41,967	42,141
[1]	Kingdom of Belgium	4.350%	6/22/2056	EUR	53,661	62,412
[1]	Kingdom of Belgium	2.250%	6/22/2057	EUR	15,831	11,897
[1]	Kingdom of Belgium	2.150%	6/22/2066	EUR	44,276	30,402
[1]	Kingdom of Belgium	0.650%	6/22/2071	EUR	18,467	6,561
	Ministeries Van de Vlaamse Gemeenschap	0.010%	6/23/2027	EUR	4,700	5,348
	Ministeries Van de Vlaamse Gemeenschap	0.300%	10/20/2031	EUR	13,400	13,379
	Ministeries Van de Vlaamse Gemeenschap	3.250%	4/5/2033	EUR	7,300	8,474
	Ministeries Van de Vlaamse Gemeenschap	3.125%	6/22/2034	EUR	14,100	16,021
	Ministeries Van de Vlaamse Gemeenschap	3.375%	6/22/2036	EUR	18,200	20,643
	Ministeries Van de Vlaamse Gemeenschap	1.000%	10/13/2036	EUR	5,200	4,649
	Ministeries Van de Vlaamse Gemeenschap	3.250%	6/22/2037	EUR	10,000	11,083
	Ministeries Van de Vlaamse Gemeenschap	1.500%	7/12/2038	EUR	1,500	1,344
	Ministeries Van de Vlaamse Gemeenschap	3.675%	6/22/2040	EUR	17,500	19,558
	Ministeries Van de Vlaamse Gemeenschap	1.875%	6/2/2042	EUR	1,800	1,554
	Ministeries Van de Vlaamse Gemeenschap	4.000%	9/26/2042	EUR	17,200	19,582
	Ministeries Van de Vlaamse Gemeenschap	3.250%	1/12/2043	EUR	12,000	12,395
	Ministeries Van de Vlaamse Gemeenschap	1.500%	4/11/2044	EUR	1,600	1,229
	Ministeries Van de Vlaamse Gemeenschap	3.500%	6/22/2045	EUR	4,000	4,196
	Ministeries Van de Vlaamse Gemeenschap	1.000%	1/23/2051	EUR	8,400	4,804
	Region Wallonne Belgium	0.500%	4/8/2030	EUR	6,100	6,429
	Region Wallonne Belgium	0.375%	10/22/2031	EUR	2,400	2,385
	Region Wallonne Belgium	1.375%	4/6/2032	EUR	5,000	5,205
	Region Wallonne Belgium	1.250%	5/3/2034	EUR	12,400	12,088
	Region Wallonne Belgium	2.875%	1/14/2038	EUR	5,000	5,174
	Region Wallonne Belgium	3.500%	3/15/2043	EUR	8,100	8,400
	Region Wallonne Belgium	0.650%	1/16/2051	EUR	1,900	933
	Region Wallonne Belgium	3.900%	6/22/2054	EUR	18,200	18,600
	Region Wallonne Belgium	1.250%	6/22/2071	EUR	2,200	981
						2,215,091
Bulgaria (0.1%)
	Republic of Bulgaria	3.000%	3/21/2028	EUR	12,816	15,056
	Republic of Bulgaria	4.125%	9/23/2029	EUR	3,800	4,614
	Republic of Bulgaria	4.375%	5/13/2031	EUR	19,481	24,053
	Republic of Bulgaria	3.625%	9/5/2032	EUR	2,266	2,681
	Republic of Bulgaria	3.500%	5/7/2034	EUR	8,000	9,246
	Republic of Bulgaria	4.625%	9/23/2034	EUR	3,121	3,897
	Republic of Bulgaria	3.375%	7/18/2035	EUR	46,043	52,050
	Republic of Bulgaria	4.875%	5/13/2036	EUR	20,291	25,582
	Republic of Bulgaria	4.250%	9/5/2044	EUR	4,666	5,319
						142,498
Canada (5.3%)
	55 Ontario School Board Trust	5.900%	6/2/2033	CAD	2,623	2,157
	British Columbia Investment Management Corp.	3.400%	6/2/2030	CAD	12,500	9,211
	British Columbia Investment Management Corp.	4.900%	6/2/2033	CAD	18,000	14,215
	British Columbia Municipal Finance Authority	3.050%	10/23/2028	CAD	3,888	2,861
	British Columbia Municipal Finance Authority	2.300%	4/15/2031	CAD	1,871	1,307
	Canada	2.750%	5/1/2027	CAD	99,160	73,002
	Canada	1.000%	6/1/2027	CAD	11,480	8,291
61

Total International Bond Index Fund
		Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
	Canada	8.000%	6/1/2027	CAD	2,603	2,023
	Canada	2.500%	8/1/2027	CAD	73,000	53,528
	Canada	2.750%	9/1/2027	CAD	68,740	50,539
	Canada	2.500%	11/1/2027	CAD	98,400	72,034
	Canada	2.250%	2/1/2028	CAD	73,000	53,123
	Canada	2.500%	5/1/2028	CAD	161,000	117,456
	Canada	2.000%	6/1/2028	CAD	25,614	18,493
	Canada	3.250%	9/1/2028	CAD	78,421	58,061
	Canada	4.000%	3/1/2029	CAD	101,765	76,838
	Canada	2.250%	6/1/2029	CAD	29,433	21,168
	Canada	5.750%	6/1/2029	CAD	20,608	16,370
	Canada	3.500%	9/1/2029	CAD	129,358	96,488
[1]	Canada	2.250%	12/1/2029	CAD	6,800	4,867
	Canada	2.750%	3/1/2030	CAD	110,700	80,404
	Canada	1.250%	6/1/2030	CAD	106,527	72,794
	Canada	2.750%	9/1/2030	CAD	135,722	98,179
	Canada	0.500%	12/1/2030	CAD	89,911	58,686
	Canada	2.750%	3/1/2031	CAD	217,145	156,648
	Canada	1.500%	6/1/2031	CAD	113,130	76,617
	Canada	1.500%	12/1/2031	CAD	120,896	81,029
	Canada	2.000%	6/1/2032	CAD	89,430	61,106
	Canada	2.500%	12/1/2032	CAD	61,016	42,680
	Canada	2.750%	6/1/2033	CAD	73,923	52,285
	Canada	5.750%	6/1/2033	CAD	26,063	22,032
	Canada	3.250%	12/1/2033	CAD	100,488	73,166
	Canada	3.500%	3/1/2034	CAD	22,000	16,271
	Canada	3.000%	6/1/2034	CAD	141,083	100,579
	Canada	3.250%	12/1/2034	CAD	123,876	89,625
	Canada	3.250%	6/1/2035	CAD	102,359	73,800
	Canada	3.250%	12/1/2035	CAD	155,609	111,734
	Canada	3.250%	3/1/2036	CAD	9,000	6,445
	Canada	3.250%	6/1/2036	CAD	135,195	96,641
	Canada	5.000%	6/1/2037	CAD	16,884	13,977
	Canada	4.000%	6/1/2041	CAD	40,398	30,636
[9]	Canada	3.500%	12/1/2045	CAD	27,160	19,128
[9]	Canada	2.750%	12/1/2048	CAD	27,213	16,664
[9]	Canada	2.000%	12/1/2051	CAD	127,132	64,610
[9]	Canada	1.750%	12/1/2053	CAD	113,364	52,919
[9]	Canada	2.750%	12/1/2055	CAD	94,403	55,201
	Canada	3.500%	12/1/2056	CAD	11,077	7,527
	Canada	2.750%	12/1/2057	CAD	89,840	61,008
	Canada	2.750%	12/1/2064	CAD	24,414	13,785
[1]	Canada Housing Trust No. 1	2.350%	6/15/2027	CAD	52,915	38,759
[1]	Canada Housing Trust No. 1	3.800%	6/15/2027	CAD	13,950	10,381
[1]	Canada Housing Trust No. 1	3.600%	12/15/2027	CAD	38,200	28,416
[1]	Canada Housing Trust No. 1	2.350%	3/15/2028	CAD	10,675	7,772
[1]	Canada Housing Trust No. 1	2.650%	3/15/2028	CAD	9,405	6,882
[1]	Canada Housing Trust No. 1	3.100%	6/15/2028	CAD	13,800	10,177
[1]	Canada Housing Trust No. 1	2.650%	12/15/2028	CAD	30,320	22,073
[1]	Canada Housing Trust No. 1	4.250%	12/15/2028	CAD	40,250	30,493
[1]	Canada Housing Trust No. 1	3.700%	6/15/2029	CAD	16,995	12,721
[1]	Canada Housing Trust No. 1	2.100%	9/15/2029	CAD	19,310	13,744
[1]	Canada Housing Trust No. 1	2.900%	12/15/2029	CAD	27,000	19,691
[1]	Canada Housing Trust No. 1	1.750%	6/15/2030	CAD	19,190	13,335
[1]	Canada Housing Trust No. 1	2.850%	6/15/2030	CAD	77,840	56,504
	Canada Housing Trust No. 1	2.850%	12/15/2030	CAD	45,720	33,043
[1]	Canada Housing Trust No. 1	1.400%	3/15/2031	CAD	14,510	9,774
[1]	Canada Housing Trust No. 1	1.900%	3/15/2031	CAD	5,545	3,826
[1]	Canada Housing Trust No. 1	3.200%	6/15/2031	CAD	40,000	29,259
[1]	Canada Housing Trust No. 1	1.600%	12/15/2031	CAD	23,180	15,508
[1]	Canada Housing Trust No. 1	2.150%	12/15/2031	CAD	11,260	7,765
[1]	Canada Housing Trust No. 1	2.450%	12/15/2031	CAD	5,145	3,606
[1]	Canada Housing Trust No. 1	3.550%	9/15/2032	CAD	23,550	17,418
[1]	Canada Housing Trust No. 1	3.650%	6/15/2033	CAD	26,900	19,930
[1]	Canada Housing Trust No. 1	4.150%	6/15/2033	CAD	24,500	18,727
[1]	Canada Housing Trust No. 1	4.250%	3/15/2034	CAD	48,280	37,069
[1]	Canada Housing Trust No. 1	3.500%	12/15/2034	CAD	51,500	37,403
	Canada Housing Trust No. 1	3.450%	3/15/2035	CAD	2,080	1,503
	Canada Housing Trust No. 1	3.600%	9/15/2035	CAD	25,165	18,321
	Canada Housing Trust No. 1	3.500%	3/15/2036	CAD	37,900	27,256
62

Total International Bond Index Fund
		Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
	Canada Post Corp.	4.360%	7/16/2040	CAD	1,861	1,385
[1]	CDP Financial Inc.	3.000%	4/11/2029	EUR	9,318	10,932
	CDP Financial Inc.	4.100%	6/13/2030	AUD	25,000	17,254
	CDP Financial Inc.	4.200%	12/2/2030	CAD	6,000	4,564
	CDP Financial Inc.	3.650%	6/2/2034	CAD	3,500	2,538
	CDP Financial Inc.	3.650%	6/2/2035	CAD	6,090	4,354
	CDP Financial Inc.	3.250%	9/30/2035	EUR	10,000	11,500
	City of Montreal	3.150%	9/1/2028	CAD	1,555	1,147
	City of Montreal	2.300%	9/1/2029	CAD	1,169	838
	City of Montreal	1.750%	9/1/2030	CAD	3,051	2,112
	City of Montreal	2.000%	9/1/2031	CAD	3,442	2,349
	City of Montreal	4.250%	12/1/2032	CAD	2,046	1,550
	City of Montreal	4.250%	9/1/2033	CAD	1,100	829
	City of Montreal	3.900%	9/1/2034	CAD	10,000	7,292
	City of Montreal	4.100%	12/1/2034	CAD	1,629	1,203
	City of Montreal	3.500%	12/1/2038	CAD	3,061	2,040
	City of Montreal	2.400%	12/1/2041	CAD	4,776	2,621
	City of Montreal	4.700%	12/1/2041	CAD	2,046	1,509
	City of Montreal	6.000%	6/1/2043	CAD	2,070	1,738
	City of Montreal	4.400%	12/1/2043	CAD	4,000	2,807
	City of Ottawa Ontario	3.750%	10/2/2034	CAD	1,950	1,413
	CPPIB Capital Inc.	4.450%	9/1/2027	AUD	10,500	7,526
	CPPIB Capital Inc.	1.250%	12/7/2027	GBP	4,750	6,132
	CPPIB Capital Inc.	3.250%	3/8/2028	CAD	10,900	8,059
	CPPIB Capital Inc.	3.000%	6/15/2028	CAD	3,873	2,847
	CPPIB Capital Inc.	4.400%	1/15/2029	AUD	4,000	2,843
	CPPIB Capital Inc.	0.875%	2/6/2029	EUR	9,767	10,852
	CPPIB Capital Inc.	3.600%	6/2/2029	CAD	8,000	5,956
	CPPIB Capital Inc.	3.350%	12/2/2030	CAD	6,230	4,586
	CPPIB Capital Inc.	4.750%	1/15/2031	AUD	30,000	21,233
	CPPIB Capital Inc.	0.050%	2/24/2031	EUR	4,750	4,832
	CPPIB Capital Inc.	3.950%	6/2/2032	CAD	23,700	17,832
	CPPIB Capital Inc.	4.750%	6/2/2033	CAD	24,500	19,245
	CPPIB Capital Inc.	5.200%	3/4/2034	AUD	14,447	10,230
	CPPIB Capital Inc.	4.300%	6/2/2034	CAD	28,500	21,835
	CPPIB Capital Inc.	4.000%	6/2/2035	CAD	5,400	4,010
	CPPIB Capital Inc.	0.250%	1/18/2041	EUR	24,712	17,527
	CPPIB Capital Inc.	0.750%	7/15/2049	EUR	2,273	1,377
	CPPIB Capital Inc.	1.625%	10/22/2071	GBP	3,050	1,382
	Export Development Canada	2.875%	1/19/2028	EUR	25,000	29,351
	Export Development Canada	4.500%	9/6/2028	AUD	10,000	7,108
	First Nations Finance Authority	3.050%	6/1/2028	CAD	528	388
	First Nations Finance Authority	1.710%	6/16/2030	CAD	3,306	2,278
	First Nations Finance Authority	2.850%	6/1/2032	CAD	3,255	2,300
	First Nations Finance Authority	4.100%	6/1/2034	CAD	1,600	1,198
	First Nations Finance Authority	4.050%	6/1/2035	CAD	5,720	4,233
	First Nations Finance Authority	4.700%	12/1/2056	CAD	465	335
	Greater Sudbury Canada	2.416%	3/12/2050	CAD	723	348
	Hydro-Quebec	2.000%	9/1/2028	CAD	6,873	4,934
	Hydro-Quebec	3.400%	9/1/2029	CAD	8,700	6,437
	Hydro-Quebec	6.000%	8/15/2031	CAD	4,740	3,909
	Hydro-Quebec	3.550%	9/1/2032	CAD	15,000	10,991
	Hydro-Quebec	3.600%	9/1/2033	CAD	5,000	3,650
	Hydro-Quebec	6.500%	1/16/2035	CAD	3,620	3,166
	Hydro-Quebec	6.500%	2/15/2035	CAD	8,992	7,853
	Hydro-Quebec	6.000%	2/15/2040	CAD	16,583	14,092
	Hydro-Quebec	5.000%	2/15/2045	CAD	18,675	14,265
	Hydro-Quebec	5.000%	2/15/2050	CAD	24,849	18,940
	Hydro-Quebec	4.000%	2/15/2055	CAD	31,955	20,795
	Hydro-Quebec	2.100%	2/15/2060	CAD	28,463	11,776
	Hydro-Quebec	4.000%	2/15/2063	CAD	32,307	20,791
	Hydro-Quebec	4.000%	2/15/2065	CAD	22,160	14,273
[1]	Labrador-Island Link Funding Trust	3.760%	6/1/2033	CAD	4,035	2,991
[1]	Labrador-Island Link Funding Trust	3.860%	12/1/2045	CAD	2,179	1,449
[1]	Labrador-Island Link Funding Trust	3.850%	12/1/2053	CAD	3,502	2,276
	Maritime Link Financing Trust	3.500%	12/1/2052	CAD	3,217	2,194
	Maritime Link Financing Trust	4.048%	12/1/2052	CAD	966	693
	Municipal Finance Authority of British Columbia	3.300%	10/2/2030	CAD	3,250	2,396
	Municipal Finance Authority of British Columbia	4.050%	12/3/2033	CAD	2,200	1,652
	Municipal Finance Authority of British Columbia	3.750%	12/3/2034	CAD	3,700	2,678
63

Total International Bond Index Fund
		Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
	Municipal Finance Authority of British Columbia	4.050%	6/3/2035	CAD	30,500	22,424
	Municipal Finance Authority of British Columbia	2.500%	9/27/2041	CAD	2,547	1,447
[1]	Muskrat Falls / Labrador Transmission Assets Funding Trust	3.630%	6/1/2029	CAD	2,608	1,943
[1]	Muskrat Falls / Labrador Transmission Assets Funding Trust	3.830%	6/1/2037	CAD	3,545	2,553
[1]	Muskrat Falls / Labrador Transmission Assets Funding Trust	3.860%	12/1/2048	CAD	3,689	2,438
	Muskrat Falls / Labrador Transmission Assets Funding Trust	3.382%	6/1/2057	CAD	1,860	1,104
	Newfoundland & Labrador Hydro	6.650%	8/27/2031	CAD	1,019	861
	Newfoundland & Labrador Hydro	3.600%	12/1/2045	CAD	1,529	944
[1]	OMERS Finance Trust	3.125%	1/25/2029	EUR	10,500	12,339
	OMERS Finance Trust	2.600%	5/14/2029	CAD	4,195	3,023
	Ontario Infrastructure & Lands Corp.	4.700%	6/1/2037	CAD	915	684
	Ontario Teachers Finance Trust	0.100%	5/19/2028	EUR	6,900	7,654
	Ontario Teachers Finance Trust	4.150%	11/1/2029	CAD	3,500	2,645
	Ontario Teachers Finance Trust	1.850%	5/3/2032	EUR	13,950	15,113
	Ontario Teachers Finance Trust	4.300%	6/2/2034	CAD	3,500	2,649
	Ontario Teachers Finance Trust	0.900%	5/20/2041	EUR	18,270	14,168
	Ottawa Ontario	4.600%	7/14/2042	CAD	969	703
	Ottawa Ontario	3.100%	7/27/2048	CAD	2,205	1,205
	Ottawa Ontario	2.500%	5/11/2051	CAD	2,000	966
	Ottawa Ontario	4.100%	12/6/2052	CAD	1,116	731
	Ottawa Ontario	4.200%	7/30/2053	CAD	3,092	1,996
	Province of Alberta	2.550%	6/1/2027	CAD	19,196	14,089
	Province of Alberta	3.600%	4/11/2028	AUD	325	226
	Province of Alberta	2.900%	12/1/2028	CAD	12,586	9,223
	Province of Alberta	1.403%	2/20/2029	SEK	64,000	6,606
	Province of Alberta	2.900%	9/20/2029	CAD	11,228	8,160
	Province of Alberta	2.050%	6/1/2030	CAD	28,559	20,047
	Province of Alberta	1.650%	6/1/2031	CAD	11,609	7,854
	Province of Alberta	4.150%	6/1/2033	CAD	16,000	12,138
	Province of Alberta	3.900%	12/1/2033	CAD	7,873	5,851
	Province of Alberta	5.200%	5/15/2034	AUD	22,000	15,452
	Province of Alberta	3.950%	6/1/2035	CAD	8,000	5,900
	Province of Alberta	3.750%	6/1/2036	CAD	2,500	1,799
	Province of Alberta	4.500%	12/1/2040	CAD	7,550	5,622
	Province of Alberta	3.450%	12/1/2043	CAD	9,733	6,233
	Province of Alberta	3.300%	12/1/2046	CAD	23,549	14,209
	Province of Alberta	3.050%	12/1/2048	CAD	34,946	19,907
	Province of Alberta	3.100%	6/1/2050	CAD	32,409	18,439
	Province of Alberta	2.950%	6/1/2052	CAD	13,929	7,610
	Province of Alberta	4.450%	12/1/2054	CAD	11,300	8,036
	Province of British Columbia	2.550%	6/18/2027	CAD	826	606
	Province of British Columbia	2.950%	12/18/2028	CAD	8,858	6,497
	Province of British Columbia	5.700%	6/18/2029	CAD	14,276	11,283
	Province of British Columbia	5.861%	6/18/2029	CAD	2,450	1,942
	Province of British Columbia	2.200%	6/18/2030	CAD	18,390	12,975
	Province of British Columbia	6.350%	6/18/2031	CAD	7,654	6,396
	Province of British Columbia	3.550%	6/18/2033	CAD	16,900	12,331
	Province of British Columbia	5.250%	5/23/2034	AUD	6,000	4,217
	Province of British Columbia	4.150%	6/18/2034	CAD	18,000	13,553
	Province of British Columbia	3.000%	7/24/2034	EUR	15,000	17,040
	Province of British Columbia	4.000%	6/18/2035	CAD	50,000	36,922
	Province of British Columbia	4.700%	6/18/2037	CAD	4,251	3,264
	Province of British Columbia	3.500%	5/29/2040	EUR	13,000	14,704
	Province of British Columbia	4.950%	6/18/2040	CAD	7,127	5,539
	Province of British Columbia	4.300%	6/18/2042	CAD	14,237	10,170
	Province of British Columbia	3.200%	6/18/2044	CAD	15,360	9,310
	Province of British Columbia	3.900%	10/10/2045	EUR	8,000	9,121
	Province of British Columbia	2.800%	6/18/2048	CAD	19,003	10,266
	Province of British Columbia	4.900%	6/18/2048	CAD	1,529	1,143
	Province of British Columbia	2.950%	6/18/2050	CAD	24,853	13,607
	Province of British Columbia	2.750%	6/18/2052	CAD	15,981	8,271
	Province of British Columbia	4.250%	12/18/2053	CAD	17,492	11,908
	Province of British Columbia	4.450%	12/18/2055	CAD	30,000	21,112
	Province of British Columbia	4.600%	6/18/2057	CAD	28,715	20,710
	Province of Manitoba	2.600%	6/2/2027	CAD	9,616	7,061
	Province of Manitoba	3.000%	6/2/2028	CAD	3,027	2,225
	Province of Manitoba	2.750%	6/2/2029	CAD	11,371	8,256
	Province of Manitoba	3.250%	9/5/2029	CAD	1,157	851
	Province of Manitoba	2.050%	6/2/2030	CAD	1,303	914
	Province of Manitoba	6.300%	3/5/2031	CAD	486	402
64

Total International Bond Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
Province of Manitoba	3.900%	12/2/2032	CAD	6,500	4,859
Province of Manitoba	4.250%	6/2/2034	CAD	17,790	13,489
Province of Manitoba	4.850%	8/28/2034	AUD	3,500	2,364
Province of Manitoba	5.700%	3/5/2037	CAD	1,529	1,271
Province of Manitoba	4.600%	3/5/2038	CAD	895	677
Province of Manitoba	4.650%	3/5/2040	CAD	40	30
Province of Manitoba	4.400%	3/5/2042	CAD	10,316	7,460
Province of Manitoba	3.350%	3/5/2043	CAD	1,919	1,201
Province of Manitoba	4.050%	9/5/2045	CAD	6,669	4,498
Province of Manitoba	2.850%	9/5/2046	CAD	9,365	5,199
Province of Manitoba	3.400%	9/5/2048	CAD	10,479	6,277
Province of Manitoba	3.200%	3/5/2050	CAD	9,640	5,522
Province of Manitoba	2.050%	9/5/2052	CAD	4,991	2,188
Province of Manitoba	3.150%	9/5/2052	CAD	3,114	1,739
Province of Manitoba	3.800%	9/5/2053	CAD	8,311	5,216
Province of Manitoba	4.400%	9/5/2055	CAD	12,895	8,951
Province of Manitoba	4.600%	9/5/2057	CAD	8,700	6,250
Province of New Brunswick	2.350%	8/14/2027	CAD	4,030	2,948
Province of New Brunswick	3.100%	8/14/2028	CAD	4,211	3,101
Province of New Brunswick	4.250%	8/14/2029	CAD	1,990	1,514
Province of New Brunswick	3.050%	6/3/2030	CAD	2,800	2,045
Province of New Brunswick	2.550%	8/14/2031	CAD	3,000	2,113
Province of New Brunswick	3.950%	8/14/2032	CAD	7,800	5,859
Province of New Brunswick	4.450%	8/14/2033	CAD	3,800	2,928
Province of New Brunswick	5.500%	1/27/2034	CAD	2,040	1,673
Province of New Brunswick	4.050%	8/14/2034	CAD	14,800	11,063
Province of New Brunswick	3.950%	6/3/2035	CAD	5,380	3,964
Province of New Brunswick	4.650%	9/26/2035	CAD	6,000	4,668
Province of New Brunswick	4.550%	3/26/2037	CAD	3,572	2,708
Province of New Brunswick	4.800%	9/26/2039	CAD	4,334	3,309
Province of New Brunswick	4.800%	6/3/2041	CAD	1,525	1,158
Province of New Brunswick	3.550%	6/3/2043	CAD	4,059	2,607
Province of New Brunswick	3.800%	8/14/2045	CAD	4,542	2,954
Province of New Brunswick	3.100%	8/14/2048	CAD	4,959	2,812
Province of New Brunswick	3.050%	8/14/2050	CAD	5,727	3,182
Province of New Brunswick	5.000%	8/14/2054	CAD	3,000	2,283
Province of Newfoundland & Labrador	1.250%	6/2/2027	CAD	1,600	1,158
Province of Newfoundland & Labrador	6.150%	4/17/2028	CAD	509	396
Province of Newfoundland & Labrador	2.850%	6/2/2028	CAD	7,654	5,607
Province of Newfoundland & Labrador	2.850%	6/2/2029	CAD	5,593	4,069
Province of Newfoundland & Labrador	1.750%	6/2/2030	CAD	5,585	3,871
Province of Newfoundland & Labrador	3.150%	6/2/2030	CAD	2,100	1,534
Province of Newfoundland & Labrador	2.050%	6/2/2031	CAD	6,169	4,253
Province of Newfoundland & Labrador	4.150%	6/2/2033	CAD	2,100	1,575
Province of Newfoundland & Labrador	4.000%	6/2/2035	CAD	4,955	3,662
Province of Newfoundland & Labrador	4.650%	10/17/2040	CAD	2,720	2,028
Province of Newfoundland & Labrador	3.300%	10/17/2046	CAD	5,758	3,408
Province of Newfoundland & Labrador	3.700%	10/17/2048	CAD	5,564	3,466
Province of Newfoundland & Labrador	2.650%	10/17/2050	CAD	5,120	2,602
Province of Newfoundland & Labrador	3.150%	12/2/2052	CAD	2,971	1,642
Province of Newfoundland & Labrador	4.100%	10/17/2054	CAD	10,000	6,544
Province of Newfoundland & Labrador	4.600%	10/17/2055	CAD	14,585	10,383
Province of Nova Scotia	2.100%	6/1/2027	CAD	7,347	5,367
Province of Nova Scotia	2.000%	9/1/2030	CAD	6,787	4,731
Province of Nova Scotia	2.400%	12/1/2031	CAD	800	557
Province of Nova Scotia	4.050%	6/1/2033	CAD	1,100	828
Province of Nova Scotia	5.800%	6/1/2033	CAD	1,019	848
Province of Nova Scotia	4.900%	6/1/2035	CAD	2,600	1,975
Province of Nova Scotia	4.500%	6/1/2037	CAD	5,350	4,031
Province of Nova Scotia	4.700%	6/1/2041	CAD	3,750	2,816
Province of Nova Scotia	4.400%	6/1/2042	CAD	7,034	5,081
Province of Nova Scotia	3.450%	6/1/2045	CAD	2,924	1,813
Province of Nova Scotia	3.150%	12/1/2051	CAD	7,675	4,288
Province of Nova Scotia	4.750%	12/1/2054	CAD	7,000	5,124
Province of Nova Scotia	4.600%	12/1/2055	CAD	5,240	3,730
Province of Nova Scotia	3.500%	6/2/2062	CAD	6,796	3,929
Province of Ontario	2.600%	6/2/2027	CAD	38,019	27,922
Province of Ontario	7.600%	6/2/2027	CAD	7,654	5,915
Province of Ontario	1.050%	9/8/2027	CAD	6,545	4,702
Province of Ontario	3.600%	3/8/2028	CAD	14,200	10,564
65

Total International Bond Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
Province of Ontario	2.900%	6/2/2028	CAD	38,917	28,563
Province of Ontario	3.400%	9/8/2028	CAD	25,000	18,537
Province of Ontario	4.000%	3/8/2029	CAD	26,290	19,802
Province of Ontario	6.500%	3/8/2029	CAD	16,100	12,900
Province of Ontario	2.700%	6/2/2029	CAD	58,586	42,491
Province of Ontario	0.250%	6/28/2029	CHF	4,485	5,673
Province of Ontario	1.550%	11/1/2029	CAD	19,304	13,425
Province of Ontario	2.050%	6/2/2030	CAD	64,486	45,271
Province of Ontario	0.010%	11/25/2030	EUR	8,886	9,076
Province of Ontario	1.350%	12/2/2030	CAD	24,486	16,508
Province of Ontario	2.150%	6/2/2031	CAD	34,588	23,995
Province of Ontario	6.200%	6/2/2031	CAD	6,633	5,506
Province of Ontario	0.250%	6/9/2031	EUR	1,900	1,932
Province of Ontario	3.000%	9/8/2031	CAD	7,500	5,404
Province of Ontario	2.250%	12/2/2031	CAD	22,745	15,717
Province of Ontario	4.050%	2/2/2032	CAD	22,260	16,858
Province of Ontario	3.750%	6/2/2032	CAD	60,900	45,337
Province of Ontario	4.100%	3/4/2033	CAD	26,500	20,092
Province of Ontario	5.850%	3/8/2033	CAD	21,002	17,489
Province of Ontario	3.650%	6/2/2033	CAD	65,683	48,332
Province of Ontario	3.100%	1/31/2034	EUR	10,000	11,523
Province of Ontario	3.650%	2/3/2034	CAD	23,000	16,834
Province of Ontario	5.350%	5/8/2034	AUD	21,000	14,908
Province of Ontario	4.150%	6/2/2034	CAD	26,720	20,165
Province of Ontario	3.600%	6/2/2035	CAD	27,296	19,641
Province of Ontario	5.600%	6/2/2035	CAD	34,002	28,260
Province of Ontario	3.250%	7/3/2035	EUR	13,000	15,004
Province of Ontario	3.950%	12/2/2035	CAD	30,500	22,418
Province of Ontario	3.125%	3/5/2036	EUR	24,691	27,982
Province of Ontario	3.900%	6/2/2036	CAD	19,000	13,828
Province of Ontario	4.700%	6/2/2037	CAD	41,764	32,266
Province of Ontario	4.600%	6/2/2039	CAD	23,082	17,505
Province of Ontario	4.650%	6/2/2041	CAD	43,832	33,108
Province of Ontario	3.500%	6/2/2043	CAD	42,255	27,319
Province of Ontario	3.450%	6/2/2045	CAD	70,460	44,201
Province of Ontario	2.900%	12/2/2046	CAD	48,129	27,307
Province of Ontario	2.800%	6/2/2048	CAD	41,667	22,787
Province of Ontario	2.900%	6/2/2049	CAD	48,028	26,513
Province of Ontario	2.650%	12/2/2050	CAD	48,386	25,157
Province of Ontario	1.900%	12/2/2051	CAD	78,094	34,010
Province of Ontario	2.550%	12/2/2052	CAD	33,070	16,604
Province of Ontario	3.750%	12/2/2053	CAD	45,141	28,580
Province of Ontario	4.100%	10/7/2054	CAD	4,000	2,684
Province of Ontario	4.150%	12/2/2054	CAD	45,590	30,817
Province of Ontario	4.600%	12/2/2055	CAD	49,315	35,970
Province of Ontario	4.450%	12/2/2056	CAD	43,390	30,911
Province of Prince Edward Island	3.100%	6/2/2030	CAD	3,450	2,515
Province of Prince Edward Island	1.850%	7/27/2031	CAD	1,900	1,247
Province of Prince Edward Island	3.650%	6/27/2042	CAD	816	534
Province of Prince Edward Island	2.650%	12/1/2051	CAD	999	501
Province of Prince Edward Island	3.600%	1/17/2053	CAD	1,527	914
Province of Quebec	0.875%	5/4/2027	EUR	17,851	20,565
Province of Quebec	2.750%	9/1/2027	CAD	21,524	15,807
Province of Quebec	0.875%	7/5/2028	EUR	21,256	23,909
Province of Quebec	2.750%	9/1/2028	CAD	24,290	17,745
Province of Quebec	2.300%	9/1/2029	CAD	22,817	16,324
Province of Quebec	6.000%	10/1/2029	CAD	7,654	6,132
Province of Quebec	4.750%	1/22/2030	GBP	32,210	43,900
Province of Quebec	1.900%	9/1/2030	CAD	38,000	26,353
Province of Quebec	0.000%	10/29/2030	EUR	16,907	17,323
Province of Quebec	0.250%	5/5/2031	EUR	20,000	20,356
Province of Quebec	1.500%	9/1/2031	CAD	31,746	21,126
Province of Quebec	6.250%	6/1/2032	CAD	15,006	12,629
Province of Quebec	3.250%	9/1/2032	CAD	28,565	20,618
Province of Quebec	3.900%	11/22/2032	CAD	10,600	7,935
Province of Quebec	3.600%	9/1/2033	CAD	67,800	49,539
Province of Quebec	5.250%	5/2/2034	AUD	7,500	5,266
Province of Quebec	5.250%	6/1/2034	CAD	5,327	4,288
Province of Quebec	4.450%	9/1/2034	CAD	49,540	38,185
Province of Quebec	3.250%	5/22/2035	EUR	25,500	29,441
66

Total International Bond Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
Province of Quebec	5.100%	6/4/2035	AUD	10,000	6,885
Province of Quebec	4.000%	9/1/2035	CAD	24,500	18,074
Province of Quebec	5.750%	12/1/2036	CAD	12,981	10,834
Province of Quebec	5.000%	12/1/2038	CAD	16,043	12,550
Province of Quebec	3.350%	7/23/2039	EUR	4,000	4,517
Province of Quebec	5.000%	12/1/2041	CAD	34,086	26,361
Province of Quebec	4.250%	12/1/2043	CAD	35,083	24,711
Province of Quebec	3.500%	12/1/2045	CAD	31,231	19,467
Province of Quebec	3.500%	12/1/2048	CAD	54,430	33,066
Province of Quebec	3.100%	12/1/2051	CAD	52,626	29,286
Province of Quebec	2.850%	12/1/2053	CAD	41,967	21,954
Province of Quebec	4.400%	12/1/2055	CAD	62,200	43,447
Province of Quebec	4.200%	12/1/2057	CAD	44,400	29,981
Province of Saskatchewan	2.650%	6/2/2027	CAD	5,102	3,748
Province of Saskatchewan	5.750%	3/5/2029	CAD	4,836	3,806
Province of Saskatchewan	2.200%	6/2/2030	CAD	1,520	1,074
Province of Saskatchewan	2.150%	6/2/2031	CAD	2,615	1,814
Province of Saskatchewan	6.400%	9/5/2031	CAD	3,441	2,893
Province of Saskatchewan	3.900%	6/2/2033	CAD	5,700	4,264
Province of Saskatchewan	5.800%	9/5/2033	CAD	1,860	1,553
Province of Saskatchewan	3.300%	5/8/2034	EUR	17,266	20,149
Province of Saskatchewan	4.100%	6/2/2036	CAD	1,900	1,409
Province of Saskatchewan	5.000%	3/5/2037	CAD	179	142
Province of Saskatchewan	3.900%	6/2/2045	CAD	4,984	3,336
Province of Saskatchewan	2.750%	12/2/2046	CAD	7,448	4,111
Province of Saskatchewan	3.300%	6/2/2048	CAD	8,635	5,155
Province of Saskatchewan	3.100%	6/2/2050	CAD	8,853	5,047
Province of Saskatchewan	2.800%	12/2/2052	CAD	12,645	6,674
Province of Saskatchewan	3.750%	3/5/2054	CAD	2,686	1,691
Province of Saskatchewan	4.200%	12/2/2054	CAD	16,100	10,994
Province of Saskatchewan	2.950%	6/2/2058	CAD	1,428	756
Province of Saskatchewan	3.800%	6/2/2062	CAD	1,000	629
PSP Capital Inc.	1.500%	3/15/2028	CAD	3,700	2,648
PSP Capital Inc.	4.600%	2/6/2029	AUD	18,000	12,793
PSP Capital Inc.	3.750%	6/15/2029	CAD	10,500	7,852
PSP Capital Inc.	2.050%	1/15/2030	CAD	9,572	6,745
PSP Capital Inc.	4.250%	10/22/2030	GBP	5,000	6,681
PSP Capital Inc.	2.600%	3/1/2032	CAD	3,000	2,102
PSP Capital Inc.	4.150%	6/1/2033	CAD	18,900	14,316
PSP Capital Inc.	5.250%	2/27/2035	AUD	10,000	7,018
PSP Capital Inc.	4.250%	12/1/2055	CAD	10,500	7,176
Regional Municipality of Peel Ontario	4.250%	12/2/2033	CAD	1,000	758
Regional Municipality of Peel Ontario	3.850%	6/2/2035	CAD	1,100	796
Regional Municipality of Peel Ontario	5.100%	6/29/2040	CAD	3,561	2,770
Regional Municipality of Peel Ontario	2.500%	6/16/2051	CAD	4,547	2,212
Regional Municipality of York	1.700%	5/27/2030	CAD	1,512	1,050
Regional Municipality of York	2.150%	6/22/2031	CAD	1,346	937
Regional Municipality of York	4.000%	5/31/2032	CAD	2,365	1,780
Regional Municipality of York	3.650%	5/13/2033	CAD	1,581	1,150
Regional Municipality of York	4.050%	5/1/2034	CAD	5,573	4,155
Royal Office Finance LP	5.209%	11/12/2032	CAD	4,751	3,719
South Coast British Columbia Transportation Authority	4.450%	6/9/2044	CAD	2,100	1,479
South Coast British Columbia Transportation Authority	3.150%	11/16/2048	CAD	4,793	2,710
South Coast British Columbia Transportation Authority	4.150%	12/12/2053	CAD	1,800	1,168
TCHC Issuer Trust	5.395%	2/22/2040	CAD	1,060	835
Toronto Canada	2.400%	6/7/2027	CAD	2,587	1,896
Toronto Canada	4.000%	12/2/2034	CAD	1,900	1,443
Toronto Canada	2.950%	4/28/2035	CAD	1,388	942
Toronto Canada	3.500%	6/2/2036	CAD	4,000	2,820
Toronto Canada	5.200%	6/1/2040	CAD	3,121	2,447
Toronto Canada	2.150%	8/25/2040	CAD	2,582	1,426
Toronto Canada	3.800%	12/13/2042	CAD	3,160	2,098
Toronto Canada	4.150%	3/10/2044	CAD	2,515	1,714
Toronto Canada	3.250%	6/24/2046	CAD	2,040	1,193
Toronto Canada	2.800%	11/22/2049	CAD	2,802	1,459
Toronto Canada	2.900%	4/29/2051	CAD	2,796	1,483
Toronto Canada	4.300%	6/1/2052	CAD	10,216	6,886
Toronto Canada	4.900%	5/15/2054	CAD	2,810	2,083
Toronto Canada	4.550%	10/29/2054	CAD	800	564
Toronto Canada	4.500%	3/11/2055	CAD	1,500	1,047
67

Total International Bond Index Fund
		Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
	Winnipeg Canada	4.100%	6/1/2045	CAD	1,160	779
	Winnipeg Canada	4.300%	11/15/2051	CAD	2,121	1,422
						6,264,961
Chile (0.2%)
	Bonos de la Tesoreria de la Republica en pesos	0.000%	5/6/2027	CLP	17,580,000	18,671
	Bonos de la Tesoreria de la Republica en pesos	4.900%	11/1/2027	CLP	4,290,000	4,797
[1]	Bonos de la Tesoreria de la Republica en pesos	5.000%	10/1/2028	CLP	18,970,000	21,105
	Bonos de la Tesoreria de la Republica en pesos	0.000%	4/1/2029	CLP	16,385,000	16,024
[1]	Bonos de la Tesoreria de la Republica en pesos	5.800%	10/1/2029	CLP	11,660,000	13,170
[1]	Bonos de la Tesoreria de la Republica en pesos	4.700%	9/1/2030	CLP	19,450,000	21,077
[1]	Bonos de la Tesoreria de la Republica en pesos	6.000%	4/1/2033	CLP	19,615,000	22,343
[1]	Bonos de la Tesoreria de la Republica en pesos	2.800%	10/1/2033	CLP	5,630,000	5,188
[1]	Bonos de la Tesoreria de la Republica en pesos	7.000%	5/1/2034	CLP	3,500,000	4,456
[1]	Bonos de la Tesoreria de la Republica en pesos	5.800%	10/1/2034	CLP	7,500,000	8,440
	Bonos de la Tesoreria de la Republica en pesos	5.000%	3/1/2035	CLP	17,965,000	19,138
[1]	Bonos de la Tesoreria de la Republica en pesos	5.300%	11/1/2037	CLP	6,270,000	6,787
[1]	Bonos de la Tesoreria de la Republica en pesos	6.200%	10/1/2040	CLP	8,685,000	10,209
	Bonos de la Tesoreria de la Republica en pesos	6.000%	1/1/2043	CLP	11,980,000	13,885
	Bonos de la Tesoreria de la Republica en pesos	5.100%	7/15/2050	CLP	11,320,000	11,641
	Bonos de la Tesoreria de la Republica en pesos	6.100%	4/1/2056	CLP	5,920,000	7,044
	Republic of Chile	0.555%	1/21/2029	EUR	5,400	5,891
	Republic of Chile	3.875%	7/9/2031	EUR	9,600	11,384
	Republic of Chile	3.750%	1/14/2032	EUR	11,600	13,629
	Republic of Chile	3.375%	4/14/2032	EUR	9,737	11,193
	Republic of Chile	4.125%	7/5/2034	EUR	4,993	5,958
	Republic of Chile	3.800%	7/1/2035	EUR	10,827	12,551
	Republic of Chile	1.300%	7/26/2036	EUR	4,046	3,691
	Republic of Chile	1.250%	1/29/2040	EUR	4,868	4,040
	Republic of Chile	1.250%	1/22/2051	EUR	5,937	3,746
						276,058
China (1.3%)
	Agricultural Development Bank of China	2.900%	3/8/2028	CNY	150,000	22,515
	Agricultural Development Bank of China	1.610%	8/7/2028	CNY	200,000	29,341
	Agricultural Development Bank of China	3.750%	1/25/2029	CNY	375,200	58,130
	Agricultural Development Bank of China	2.220%	4/9/2029	CNY	165,000	24,611
	Agricultural Development Bank of China	3.520%	5/24/2031	CNY	20,000	3,190
	Agricultural Development Bank of China	3.300%	11/5/2031	CNY	100,000	15,866
	Agricultural Development Bank of China	3.060%	6/6/2032	CNY	170,000	26,797
	Agricultural Development Bank of China	2.470%	4/2/2034	CNY	80,650	12,371
	Agricultural Development Bank of China	2.090%	9/26/2034	CNY	80,000	11,943
	Agricultural Development Bank of China	1.820%	8/7/2035	CNY	95,000	13,870
	China Development Bank	3.390%	7/10/2027	CNY	100,000	14,970
	China Development Bank	3.400%	1/8/2028	CNY	100,000	15,104
	China Development Bank	1.470%	2/14/2028	CNY	320,000	46,847
	China Development Bank	1.350%	5/12/2028	CNY	250,000	36,475
	China Development Bank	2.990%	3/1/2029	CNY	100,000	15,221
	China Development Bank	3.450%	9/20/2029	CNY	50,000	7,768
	China Development Bank	3.070%	3/10/2030	CNY	25,000	3,860
	China Development Bank	2.710%	7/10/2030	CNY	100,000	15,280
	China Development Bank	3.700%	10/20/2030	CNY	50,000	7,968
	China Development Bank	2.640%	1/8/2031	CNY	102,940	15,746
	China Development Bank	3.660%	3/1/2031	CNY	60,000	9,597
	China Development Bank	3.410%	6/7/2031	CNY	150,000	23,817
	China Development Bank	3.120%	9/13/2031	CNY	120,000	18,852
	China Development Bank	2.820%	5/22/2033	CNY	78,050	12,218
	China Development Bank	2.260%	7/19/2034	CNY	81,000	12,260
	China Development Bank	1.570%	1/3/2035	CNY	90,000	12,901
	China Development Bank	1.800%	4/2/2035	CNY	84,000	12,273
	China Development Bank	1.650%	6/18/2035	CNY	92,500	13,346
	China Development Bank	1.870%	9/5/2035	CNY	50,000	7,337
	China Development Bank	4.010%	1/9/2037	CNY	74,900	13,219
	China Development Bank	3.490%	11/8/2041	CNY	60,000	10,383
	China Development Bank	3.030%	7/24/2043	CNY	80,000	13,118
	China Government Bond	2.850%	6/4/2027	CNY	130,000	19,379
	China Government Bond	2.440%	10/15/2027	CNY	155,000	23,103
	China Government Bond	2.640%	1/15/2028	CNY	150,000	22,491
	China Government Bond	1.450%	2/25/2028	CNY	300,000	44,071
	China Government Bond	2.620%	4/15/2028	CNY	172,570	25,943
	China Government Bond	3.010%	5/13/2028	CNY	160,000	24,257
68

Total International Bond Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
China Government Bond	1.420%	8/15/2028	CNY	245,000	35,968
China Government Bond	2.910%	10/14/2028	CNY	100,000	15,222
China Government Bond	2.800%	3/24/2029	CNY	40,000	6,104
China Government Bond	2.050%	4/15/2029	CNY	121,000	18,098
China Government Bond	2.750%	6/15/2029	CNY	40,000	6,112
China Government Bond	1.910%	7/15/2029	CNY	100,000	14,912
China Government Bond	2.620%	9/25/2029	CNY	70,000	10,685
China Government Bond	1.740%	10/15/2029	CNY	154,000	22,857
China Government Bond	2.790%	12/15/2029	CNY	100,000	15,394
China Government Bond	1.430%	1/25/2030	CNY	160,000	23,491
China Government Bond	2.680%	5/21/2030	CNY	60,000	9,232
China Government Bond	1.630%	10/25/2030	CNY	100,000	14,754
China Government Bond	3.270%	11/19/2030	CNY	40,000	6,380
China Government Bond	2.280%	3/25/2031	CNY	106,500	16,167
China Government Bond	3.020%	5/27/2031	CNY	115,000	18,175
China Government Bond	2.120%	6/25/2031	CNY	115,000	17,348
China Government Bond	2.890%	11/18/2031	CNY	30,000	4,731
China Government Bond	2.750%	2/17/2032	CNY	75,000	11,706
China Government Bond	1.790%	3/25/2032	CNY	80,000	11,867
China Government Bond	2.760%	5/15/2032	CNY	80,000	12,515
China Government Bond	2.690%	8/15/2032	CNY	120,000	18,728
China Government Bond	2.600%	9/1/2032	CNY	105,000	16,307
China Government Bond	1.780%	9/15/2032	CNY	127,850	18,934
China Government Bond	2.800%	11/15/2032	CNY	205,000	32,258
China Government Bond	1.660%	12/25/2032	CNY	50,000	7,348
China Government Bond	1.660%	3/25/2033	CNY	245,000	35,931
China Government Bond	2.670%	5/25/2033	CNY	78,740	12,316
China Government Bond	2.520%	8/25/2033	CNY	81,000	12,564
China Government Bond	2.670%	11/25/2033	CNY	74,640	11,733
China Government Bond	2.270%	5/25/2034	CNY	146,000	22,301
China Government Bond	2.110%	8/25/2034	CNY	100,000	15,105
China Government Bond	2.040%	11/25/2034	CNY	50,000	7,514
China Government Bond	1.610%	2/15/2035	CNY	83,000	12,055
China Government Bond	1.670%	5/25/2035	CNY	85,700	12,481
China Government Bond	1.830%	8/25/2035	CNY	200,000	29,545
China Government Bond	1.780%	11/15/2035	CNY	50,000	7,353
China Government Bond	3.970%	7/23/2048	CNY	129,350	24,567
China Government Bond	4.080%	10/22/2048	CNY	40,000	7,734
China Government Bond	3.860%	7/22/2049	CNY	135,200	25,465
China Government Bond	3.390%	3/16/2050	CNY	158,000	27,859
China Government Bond	3.320%	4/15/2052	CNY	30,000	5,282
China Government Bond	3.120%	10/25/2052	CNY	57,000	9,714
China Government Bond	3.190%	4/15/2053	CNY	29,570	5,115
China Government Bond	1.920%	1/15/2055	CNY	51,550	6,983
China Government Bond	2.380%	1/15/2056	CNY	38,000	5,740
China Government Bond	4.240%	11/24/2064	CNY	20,000	4,269
China Government Bond	3.730%	5/25/2070	CNY	30,000	5,924
China Government Bond	3.760%	3/22/2071	CNY	20,000	3,988
China Government Bond	3.400%	7/15/2072	CNY	20,000	3,715
China Government Bond	2.650%	3/25/2074	CNY	24,800	3,855
China Government Bond	2.280%	11/6/2075	CNY	28,500	3,960
Export-Import Bank of China	1.670%	9/13/2027	CNY	100,000	14,681
Export-Import Bank of China	3.860%	5/20/2029	CNY	50,000	7,816
Export-Import Bank of China	3.230%	3/23/2030	CNY	55,000	8,542
Export-Import Bank of China	3.380%	7/16/2031	CNY	70,000	11,108
Export-Import Bank of China	3.180%	3/11/2032	CNY	130,000	20,556
Export-Import Bank of China	2.850%	7/7/2033	CNY	100,000	15,678
					1,503,180
Croatia (0.1%)
Republic of Croatia	1.125%	6/19/2029	EUR	3,541	3,939
Republic of Croatia	1.500%	6/17/2031	EUR	26,228	28,581
Republic of Croatia	2.875%	4/22/2032	EUR	6,268	7,244
Republic of Croatia	3.375%	3/12/2034	EUR	7,300	8,599
Republic of Croatia	4.000%	6/14/2035	EUR	4,344	5,319
Republic of Croatia	3.250%	2/11/2037	EUR	22,329	25,226
Republic of Croatia	1.750%	3/4/2041	EUR	1,553	1,388
					80,296
69

Total International Bond Index Fund
		Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
Czech Republic (0.4%)
	Czech Republic	2.500%	8/25/2028	CZK	188,810	8,774
	Czech Republic	5.500%	12/12/2028	CZK	186,750	9,279
	Czech Republic	2.750%	7/23/2029	CZK	1,832,470	84,241
	Czech Republic	0.950%	5/15/2030	CZK	811,930	34,246
	Czech Republic	5.000%	9/30/2030	CZK	639,980	31,559
	Czech Republic	1.200%	3/13/2031	CZK	548,580	22,747
	Czech Republic	1.750%	6/23/2032	CZK	340,000	13,932
	Czech Republic	4.500%	11/11/2032	CZK	731,740	34,925
	Czech Republic	2.000%	10/13/2033	CZK	390,090	15,561
	Czech Republic	4.900%	4/14/2034	CZK	813,480	39,499
	Czech Republic	4.250%	10/24/2034	CZK	600,000	27,723
	Czech Republic	3.500%	5/30/2035	CZK	504,710	21,957
	Czech Republic	5.300%	9/19/2035	CZK	713,010	35,404
	Czech Republic	3.600%	6/3/2036	CZK	42,860	1,856
	Czech Republic	4.200%	12/4/2036	CZK	49,580	2,248
	Czech Republic	1.950%	7/30/2037	CZK	253,320	9,084
	Czech Republic	1.500%	4/24/2040	CZK	459,730	14,288
	Czech Republic	4.000%	4/4/2044	CZK	280,000	11,557
	Czech Republic	4.850%	11/26/2057	CZK	210,430	9,096
						427,976
Denmark (0.4%)
	Kingdom of Denmark	0.500%	11/15/2029	DKK	338,247	49,515
	Kingdom of Denmark	0.000%	11/15/2031	DKK	721,612	98,108
	Kingdom of Denmark	2.250%	11/15/2033	DKK	188,370	28,484
	Kingdom of Denmark	2.250%	11/15/2033	DKK	453,585	68,588
	Kingdom of Denmark	2.250%	11/15/2035	DKK	100,000	14,824
	Kingdom of Denmark	4.500%	11/15/2039	DKK	381,645	69,355
	Kingdom of Denmark	0.250%	11/15/2052	DKK	115,182	8,555
	Kommunekredit	0.750%	5/18/2027	EUR	13,135	15,115
	Kommunekredit	0.000%	11/17/2029	EUR	30,000	31,763
	Kommunekredit	2.875%	3/17/2033	EUR	13,000	15,023
	Kommunekredit	0.010%	5/4/2034	EUR	14,000	12,708
						412,038
Estonia (0.0%)
	Republic of Estonia	4.000%	10/12/2032	EUR	6,532	7,966
Finland (0.7%)
	Finnvera OYJ	2.125%	3/8/2028	EUR	15,300	17,722
	Finnvera OYJ	0.375%	4/9/2029	EUR	5,831	6,350
	Finnvera OYJ	1.125%	5/17/2032	EUR	1,900	1,986
	Kuntarahoitus OYJ	2.875%	1/18/2028	EUR	11,111	13,050
	Kuntarahoitus OYJ	0.000%	4/21/2028	EUR	4,600	5,110
	Kuntarahoitus OYJ	4.375%	10/2/2028	GBP	10,000	13,515
	Kuntarahoitus OYJ	2.500%	8/29/2029	EUR	40,000	46,326
	Kuntarahoitus OYJ	0.250%	2/25/2032	EUR	15,860	15,841
	Kuntarahoitus OYJ	2.625%	6/14/2032	EUR	7,329	8,363
	Kuntarahoitus OYJ	1.250%	2/23/2033	EUR	5,087	5,288
	Kuntarahoitus OYJ	0.050%	9/10/2035	EUR	6,823	5,893
[1]	Republic of Finland	0.500%	9/15/2027	EUR	26,133	29,782
[1]	Republic of Finland	2.875%	4/15/2029	EUR	52,455	61,747
[1]	Republic of Finland	0.500%	9/15/2029	EUR	62,487	67,948
[1]	Republic of Finland	0.000%	9/15/2030	EUR	29,510	30,571
[1]	Republic of Finland	0.125%	9/15/2031	EUR	14,549	14,673
[1]	Republic of Finland	2.625%	4/15/2032	EUR	90,000	103,337
[1]	Republic of Finland	1.500%	9/15/2032	EUR	67,731	72,263
[1]	Republic of Finland	1.125%	4/15/2034	EUR	16,396	16,457
[1]	Republic of Finland	3.000%	9/15/2034	EUR	30,000	34,566
[1]	Republic of Finland	3.000%	9/15/2035	EUR	32,137	36,729
[1]	Republic of Finland	2.750%	4/15/2038	EUR	39,441	42,873
[1]	Republic of Finland	0.250%	9/15/2040	EUR	38,836	28,348
[1]	Republic of Finland	2.625%	7/4/2042	EUR	17,532	17,912
[1]	Republic of Finland	0.500%	4/15/2043	EUR	14,007	9,751
[1]	Republic of Finland	3.200%	4/15/2045	EUR	23,268	25,143
[1]	Republic of Finland	1.375%	4/15/2047	EUR	44,048	33,525
[1]	Republic of Finland	0.125%	4/15/2052	EUR	25,000	11,481
[1]	Republic of Finland	2.950%	4/15/2055	EUR	21,194	20,674
						797,224
70

Total International Bond Index Fund
		Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
France (8.7%)
	Action Logement Services	1.375%	4/13/2032	EUR	7,500	7,802
	Action Logement Services	4.125%	10/3/2038	EUR	12,800	14,895
	Action Logement Services	0.750%	7/19/2041	EUR	13,600	9,651
	Agence Francaise de Developpement EPIC	1.000%	1/31/2028	EUR	2,500	2,837
	Agence Francaise de Developpement EPIC	0.010%	11/25/2028	EUR	11,200	12,167
	Agence Francaise de Developpement EPIC	0.250%	6/29/2029	EUR	19,600	21,013
	Agence Francaise de Developpement EPIC	2.875%	1/21/2030	EUR	7,500	8,687
	Agence Francaise de Developpement EPIC	0.500%	5/25/2030	EUR	5,300	5,574
	Agence Francaise de Developpement EPIC	1.625%	5/25/2032	EUR	25,000	26,320
	Agence Francaise de Developpement EPIC	1.375%	7/5/2032	EUR	20,600	21,294
	Agence Francaise de Developpement EPIC	3.375%	5/25/2033	EUR	11,100	12,801
	Agence Francaise de Developpement EPIC	1.500%	10/31/2034	EUR	17,000	16,667
	Agence Francaise de Developpement EPIC	3.625%	1/20/2035	EUR	26,900	31,121
	Agence Francaise de Developpement EPIC	0.500%	5/31/2035	EUR	5,000	4,374
	Agence Francaise de Developpement EPIC	1.125%	3/2/2037	EUR	18,200	15,958
	Agence France Locale	1.125%	6/20/2028	EUR	4,500	5,077
	Agence France Locale	0.000%	3/20/2031	EUR	6,400	6,406
	Agence France Locale	3.125%	3/20/2034	EUR	14,500	16,367
	Agence France Locale	3.625%	6/20/2038	EUR	5,000	5,595
	Bpifrance SACA	2.125%	11/29/2027	EUR	12,500	14,492
	Bpifrance SACA	0.125%	11/25/2028	EUR	38,300	41,777
	Bpifrance SACA	0.050%	9/26/2029	EUR	5,000	5,294
	Bpifrance SACA	1.875%	5/25/2030	EUR	5,000	5,567
	Bpifrance SACA	2.000%	9/2/2030	EUR	12,000	13,396
	Bpifrance SACA	0.250%	6/4/2031	EUR	19,300	19,457
	Bpifrance SACA	2.875%	1/31/2032	EUR	11,700	13,373
	Bpifrance SACA	3.125%	7/1/2033	EUR	4,300	4,906
	Bpifrance SACA	3.375%	5/25/2034	EUR	27,500	31,478
	Bpifrance SACA	3.250%	5/25/2035	EUR	20,400	22,954
	Caisse d'Amortissement de la Dette Sociale	2.875%	5/25/2027	EUR	42,000	49,358
	Caisse d'Amortissement de la Dette Sociale	2.750%	9/24/2027	EUR	70,000	82,076
	Caisse d'Amortissement de la Dette Sociale	0.000%	2/25/2028	EUR	9,300	10,371
	Caisse d'Amortissement de la Dette Sociale	2.375%	9/24/2028	EUR	13,700	15,883
	Caisse d'Amortissement de la Dette Sociale	0.000%	5/25/2029	EUR	31,300	33,594
	Caisse d'Amortissement de la Dette Sociale	3.125%	3/1/2030	EUR	10,000	11,753
	Caisse d'Amortissement de la Dette Sociale	0.000%	11/25/2030	EUR	50,000	50,999
	Caisse d'Amortissement de la Dette Sociale	0.000%	5/25/2031	EUR	35,700	35,683
	Caisse d'Amortissement de la Dette Sociale	0.125%	9/15/2031	EUR	17,400	17,293
	Caisse d'Amortissement de la Dette Sociale	3.000%	11/25/2031	EUR	10,000	11,560
	Caisse d'Amortissement de la Dette Sociale	0.450%	1/19/2032	EUR	23,100	23,172
	Caisse d'Amortissement de la Dette Sociale	1.500%	5/25/2032	EUR	57,400	60,667
	Caisse d'Amortissement de la Dette Sociale	2.750%	11/25/2032	EUR	9,500	10,734
	Caisse d'Amortissement de la Dette Sociale	3.250%	5/25/2033	EUR	15,000	17,360
	Caisse des Depots et Consignations	3.000%	5/25/2028	EUR	12,500	14,693
	Caisse des Depots et Consignations	3.000%	5/25/2029	EUR	9,200	10,793
	Caisse des Depots et Consignations	4.125%	10/22/2030	GBP	6,000	7,937
	Caisse Francaise de Financement Local SA	0.750%	9/27/2027	EUR	5,000	5,695
	Caisse Francaise de Financement Local SA	0.010%	4/27/2029	EUR	11,600	12,443
	Caisse Francaise de Financement Local SA	1.500%	1/13/2031	EUR	5,000	5,432
	Caisse Francaise de Financement Local SA	2.750%	10/3/2031	EUR	30,000	34,309
	Caisse Francaise de Financement Local SA	1.125%	12/1/2031	EUR	30,000	31,324
	Caisse Francaise de Financement Local SA	0.375%	1/20/2032	EUR	7,900	7,876
	Caisse Francaise de Financement Local SA	1.250%	5/11/2032	EUR	27,400	28,537
	Caisse Francaise de Financement Local SA	3.000%	5/24/2033	EUR	10,000	11,440
	Caisse Francaise de Financement Local SA	3.125%	7/20/2033	EUR	10,000	11,518
	Caisse Francaise de Financement Local SA	3.125%	11/24/2033	EUR	5,000	5,746
	Caisse Francaise de Financement Local SA	1.450%	1/16/2034	EUR	16,800	17,077
	Caisse Francaise de Financement Local SA	3.375%	1/16/2036	EUR	10,000	11,511
	Caisse Francaise de Financement Local SA	3.375%	5/22/2037	EUR	5,800	6,610
	Caisse Francaise de Financement Local SA	1.500%	6/28/2038	EUR	3,400	3,099
[1]	France	1.000%	5/25/2027	EUR	164,689	189,910
[1]	France	2.500%	9/24/2027	EUR	87,308	102,109
[1]	France	2.750%	10/25/2027	EUR	179,885	211,008
[1]	France	0.750%	2/25/2028	EUR	134,859	152,619
[1]	France	0.750%	5/25/2028	EUR	260,249	293,006
[1]	France	2.400%	9/24/2028	EUR	290,000	336,949
[1]	France	0.750%	11/25/2028	EUR	248,509	276,706
[1,8]	France	2.750%	2/25/2029	EUR	390,552	456,736
[1]	France	5.500%	4/25/2029	EUR	211,812	266,846
71

Total International Bond Index Fund
		Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
[1]	France	0.500%	5/25/2029	EUR	176,702	193,013
[1]	France	2.400%	9/24/2029	EUR	31,000	35,754
[1,8]	France	0.000%	11/25/2029	EUR	260,770	276,005
[1,8]	France	2.750%	2/25/2030	EUR	280,054	325,922
[1]	France	2.500%	5/25/2030	EUR	150,946	173,782
[1,8]	France	0.000%	11/25/2030	EUR	276,798	283,062
[1]	France	2.700%	2/25/2031	EUR	407,800	469,980
[1]	France	1.500%	5/25/2031	EUR	112,885	122,549
[1,8]	France	0.000%	11/25/2031	EUR	302,173	297,736
[1]	France	0.000%	5/25/2032	EUR	240,980	232,763
[1]	France	5.750%	10/25/2032	EUR	52,358	70,091
[1]	France	2.000%	11/25/2032	EUR	249,763	270,387
[1,8]	France	3.000%	5/25/2033	EUR	222,262	254,267
[1]	France	3.500%	11/25/2033	EUR	226,070	265,892
[1]	France	1.250%	5/25/2034	EUR	149,386	147,586
[1]	France	3.000%	11/25/2034	EUR	214,847	241,443
[1]	France	4.750%	4/25/2035	EUR	28,854	36,773
[1]	France	3.200%	5/25/2035	EUR	221,000	250,692
[1,8]	France	3.500%	11/25/2035	EUR	117,943	136,205
[1]	France	1.250%	5/25/2036	EUR	142,099	132,098
[1]	France	3.800%	6/25/2037	EUR	184,037	215,322
[1,8]	France	1.250%	5/25/2038	EUR	345,220	301,853
[1]	France	4.000%	10/25/2038	EUR	35,596	42,063
[1]	France	1.750%	6/25/2039	EUR	12,004	10,912
[1,10]	France	0.500%	5/25/2040	EUR	131,590	96,002
[1]	France	4.500%	4/25/2041	EUR	54,265	66,730
[1]	France	3.600%	5/25/2042	EUR	288,627	316,774
[1]	France	2.500%	5/25/2043	EUR	63,447	59,224
[1]	France	0.500%	6/25/2044	EUR	123,736	77,504
[1]	France	3.250%	5/25/2045	EUR	52,375	53,625
	France	4.200%	2/3/2046	EUR	13,700	15,618
[1]	France	4.100%	5/25/2046	EUR	66,000	75,592
[1]	France	2.000%	5/25/2048	EUR	109,121	85,959
[1]	France	3.000%	6/25/2049	EUR	54,438	51,497
[1]	France	1.500%	5/25/2050	EUR	130,205	88,048
[1]	France	0.750%	5/25/2052	EUR	105,268	54,230
[1]	France	0.750%	5/25/2053	EUR	123,989	61,939
[1]	France	3.000%	5/25/2054	EUR	121,133	109,120
[1,8]	France	4.000%	4/25/2055	EUR	58,409	63,450
[1]	France	3.250%	5/25/2055	EUR	115,019	108,206
[1]	France	3.750%	5/25/2056	EUR	130,571	134,422
[1]	France	4.400%	5/25/2057	EUR	50,064	57,587
[1]	France	4.000%	4/25/2060	EUR	38,756	41,501
[1]	France	1.750%	5/25/2066	EUR	81,794	48,158
[1]	France	0.500%	5/25/2072	EUR	54,906	16,677
	Gestion Securite de Stocks Securite SA	3.375%	6/29/2030	EUR	5,000	5,910
	Ile-de-France Mobilites	3.500%	10/4/2039	EUR	4,000	4,379
	Ile-de-France Mobilites	0.950%	5/28/2041	EUR	1,900	1,416
	Ile-de-France Mobilites	3.800%	5/25/2045	EUR	17,000	18,533
	Regie Autonome des Transports Parisiens EPIC	0.875%	5/25/2027	EUR	1,500	1,724
	Regie Autonome des Transports Parisiens EPIC	1.875%	5/25/2032	EUR	5,300	5,669
	Region of Ile de France	0.000%	4/20/2028	EUR	2,500	2,773
	Region of Ile de France	0.100%	7/2/2030	EUR	5,100	5,286
	Region of Ile de France	2.900%	4/30/2031	EUR	6,000	6,935
	Region of Ile de France	1.375%	6/20/2033	EUR	3,000	3,057
	Region of Ile de France	3.650%	5/25/2035	EUR	8,000	9,326
	Region of Ile de France	3.625%	5/25/2036	EUR	15,200	17,475
	SFIL SA	2.875%	1/18/2028	EUR	11,400	13,347
	SFIL SA	0.050%	6/4/2029	EUR	23,300	24,942
	SFIL SA	3.000%	9/24/2030	EUR	10,000	11,625
	SFIL SA	3.250%	11/25/2030	EUR	5,000	5,866
	SFIL SA	2.875%	1/22/2031	EUR	11,400	13,138
	SNCF Reseau	3.125%	10/25/2028	EUR	3,400	3,988
	SNCF Reseau	5.250%	12/7/2028	GBP	8,708	11,939
	SNCF Reseau	0.875%	1/22/2029	EUR	3,000	3,318
	SNCF Reseau	1.125%	5/25/2030	EUR	14,300	15,430
	SNCF Reseau	1.000%	11/9/2031	EUR	7,600	7,846
	SNCF Reseau	5.000%	10/10/2033	EUR	7,891	10,052
	SNCF Reseau	5.250%	1/31/2035	GBP	6,857	9,159
	SNCF Reseau	0.750%	5/25/2036	EUR	10,900	9,376
72

Total International Bond Index Fund
		Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
	SNCF Reseau	1.500%	5/29/2037	EUR	9,100	8,240
	SNCF Reseau	2.250%	12/20/2047	EUR	6,300	4,996
	SNCF Reseau	2.000%	2/5/2048	EUR	2,500	1,871
	SNCF Reseau	5.000%	3/11/2052	GBP	2,574	2,915
	Societe Des Grands Projets EPIC	1.125%	10/22/2028	EUR	5,200	5,840
	Societe Des Grands Projets EPIC	0.000%	11/25/2030	EUR	14,500	14,725
	Societe Des Grands Projets EPIC	1.125%	5/25/2034	EUR	15,200	14,729
	Societe Des Grands Projets EPIC	3.500%	5/25/2043	EUR	5,600	5,946
	Societe Des Grands Projets EPIC	3.375%	5/25/2045	EUR	5,000	5,139
	Societe Des Grands Projets EPIC	0.875%	5/10/2046	EUR	7,000	4,457
	Societe Des Grands Projets EPIC	1.700%	5/25/2050	EUR	8,500	5,961
	Societe Des Grands Projets EPIC	1.000%	11/26/2051	EUR	16,800	9,359
	Societe Des Grands Projets EPIC	3.700%	5/25/2053	EUR	10,300	10,496
	Societe Des Grands Projets EPIC	0.700%	10/15/2060	EUR	5,100	1,998
	Societe Des Grands Projets EPIC	1.000%	2/18/2070	EUR	9,300	3,712
	Societe Nationale SNCF SACA	1.500%	2/2/2029	EUR	11,600	13,030
	Societe Nationale SNCF SACA	0.625%	4/17/2030	EUR	6,800	7,224
	Societe Nationale SNCF SACA	0.227%	6/18/2030	CHF	4,000	4,991
	Societe Nationale SNCF SACA	1.000%	5/25/2040	EUR	14,900	11,531
	Societe Nationale SNCF SACA	0.875%	2/28/2051	EUR	5,200	2,717
	UNEDIC ASSEO	1.250%	10/21/2027	EUR	11,000	12,612
	UNEDIC ASSEO	0.500%	3/20/2029	EUR	12,200	13,363
	UNEDIC ASSEO	0.250%	11/25/2029	EUR	15,300	16,294
	UNEDIC ASSEO	0.000%	11/19/2030	EUR	31,000	31,590
	UNEDIC ASSEO	1.750%	11/25/2032	EUR	7,000	7,436
	UNEDIC ASSEO	1.250%	5/25/2033	EUR	11,200	11,356
	UNEDIC ASSEO	3.375%	11/25/2033	EUR	11,400	13,219
	UNEDIC ASSEO	0.250%	7/16/2035	EUR	12,400	10,699
	Ville de Paris	1.250%	1/12/2032	EUR	10,000	10,427
	Ville de Paris	3.750%	6/22/2048	EUR	5,000	5,247
						10,322,374
Germany (7.4%)
	Bundesobligation	2.200%	4/13/2028	EUR	164,000	190,873
	Bundesobligation	2.400%	10/19/2028	EUR	180,000	209,996
	Bundesobligation	2.100%	4/12/2029	EUR	200,000	231,047
	Bundesobligation	2.100%	4/12/2029	EUR	80,000	92,435
	Bundesobligation	2.400%	4/18/2030	EUR	116,500	135,133
	Bundesobligation	2.200%	10/10/2030	EUR	200,000	229,586
	Bundesrepublik Deutschland Bundesanleihe	2.600%	5/15/2041	EUR	40,000	42,747
[8]	Federal Republic of Germany	0.500%	8/15/2027	EUR	13,872	15,859
[8]	Federal Republic of Germany	0.000%	11/15/2027	EUR	109,252	123,311
[8]	Federal Republic of Germany	0.500%	2/15/2028	EUR	123,946	140,159
[8]	Federal Republic of Germany	0.250%	8/15/2028	EUR	79,586	88,563
[8]	Federal Republic of Germany	0.000%	11/15/2028	EUR	218,122	239,801
	Federal Republic of Germany	2.500%	10/11/2029	EUR	140,000	163,315
[8]	Federal Republic of Germany	2.100%	11/15/2029	EUR	100,000	115,045
	Federal Republic of Germany	2.400%	11/15/2030	EUR	200,000	231,408
	Federal Republic of Germany	0.000%	2/15/2031	EUR	5,458	5,635
[8]	Federal Republic of Germany	0.000%	8/15/2031	EUR	119,486	121,525
[8]	Federal Republic of Germany	0.000%	2/15/2032	EUR	136,674	136,846
[8]	Federal Republic of Germany	1.700%	8/15/2032	EUR	155,812	171,342
	Federal Republic of Germany	2.300%	2/15/2033	EUR	115,429	130,792
	Federal Republic of Germany	2.300%	2/15/2033	EUR	20,000	22,663
	Federal Republic of Germany	2.600%	8/15/2033	EUR	65,933	75,862
[8]	Federal Republic of Germany	2.200%	2/15/2034	EUR	203,889	227,193
[8]	Federal Republic of Germany	2.600%	8/15/2034	EUR	247,084	282,267
	Federal Republic of Germany	2.500%	2/15/2035	EUR	142,900	161,526
[8]	Federal Republic of Germany	0.000%	5/15/2035	EUR	136,581	122,492
[8]	Federal Republic of Germany	2.600%	8/15/2035	EUR	226,000	256,421
[8]	Federal Republic of Germany	2.900%	2/15/2036	EUR	145,000	168,157
[8]	Federal Republic of Germany	0.000%	5/15/2036	EUR	120,943	104,607
[8]	Federal Republic of Germany	1.000%	5/15/2038	EUR	92,398	84,636
[8]	Federal Republic of Germany	4.250%	7/4/2039	EUR	45,000	58,372
[8]	Federal Republic of Germany	4.750%	7/4/2040	EUR	53,000	72,282
[8]	Federal Republic of Germany	2.600%	5/15/2041	EUR	96,556	103,151
	Federal Republic of Germany	3.250%	7/4/2042	EUR	43,659	50,299
	Federal Republic of Germany	2.500%	7/4/2044	EUR	131,968	135,228
[8]	Federal Republic of Germany	2.500%	8/15/2046	EUR	140,573	141,691
	Federal Republic of Germany	3.400%	5/15/2047	EUR	198,607	230,137
73

Total International Bond Index Fund
		Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
[8]	Federal Republic of Germany	1.250%	8/15/2048	EUR	180,421	138,206
[8]	Federal Republic of Germany	0.000%	8/15/2050	EUR	242,190	122,066
	Federal Republic of Germany	0.000%	8/15/2052	EUR	55,000	25,842
[8]	Federal Republic of Germany	1.800%	8/15/2053	EUR	165,855	135,914
	Federal Republic of Germany	2.500%	8/15/2054	EUR	95,000	90,920
	Federal Republic of Germany	2.900%	8/15/2056	EUR	88,399	91,342
[11]	FMS Wertmanagement	0.375%	4/29/2030	EUR	5,600	5,907
	Free & Hanseatic City of Hamburg	0.010%	6/15/2028	EUR	7,500	8,288
	Free & Hanseatic City of Hamburg	2.875%	6/26/2035	EUR	9,108	10,342
	Free & Hanseatic City of Hamburg	1.450%	11/5/2038	EUR	7,686	7,112
	Free & Hanseatic City of Hamburg	0.250%	2/18/2041	EUR	14,000	10,094
	Free State of Bavaria	0.030%	4/3/2028	EUR	22,546	25,073
	Free State of Bavaria	0.150%	4/3/2030	EUR	5,036	5,308
	Free State of Bavaria	0.010%	1/18/2035	EUR	17,718	15,696
	Free State of Saxony	0.010%	10/15/2027	EUR	2,500	2,816
	Free State of Saxony	0.010%	11/5/2029	EUR	11,459	12,140
	Free State of Saxony	0.010%	12/17/2035	EUR	15,751	13,479
	Gemeinsame Deutsche Bundeslaender HB HH MV RP SH	3.000%	9/11/2035	EUR	30,552	34,945
	Gemeinsame Deutsche Bundeslaender HB HH MV RP SL SH	0.010%	8/26/2030	EUR	18,449	18,997
	Gemeinsame Deutsche Bundeslaender HB HH RP SL SH	0.625%	2/13/2029	EUR	2,049	2,256
	Hannoversche Beteiligungsgesellschaft Niedersachsen GmbH	0.250%	7/16/2035	EUR	10,000	8,893
	Investitionsbank Berlin	0.250%	2/3/2032	EUR	10,000	9,973
[11]	KFW	1.250%	6/30/2027	EUR	31,942	36,888
[11]	KFW	3.750%	7/30/2027	GBP	6,000	8,091
[11]	KFW	2.375%	8/5/2027	EUR	51,366	60,039
[11]	KFW	0.500%	9/15/2027	EUR	17,400	19,818
[11]	KFW	2.750%	10/1/2027	EUR	210,000	246,511
[11]	KFW	0.000%	12/15/2027	EUR	13,876	15,592
[11]	KFW	0.625%	1/7/2028	EUR	20,497	23,262
[11]	KFW	1.375%	2/2/2028	SEK	56,730	6,003
[11]	KFW	3.200%	3/15/2028	AUD	14,325	9,998
[11]	KFW	2.375%	4/11/2028	EUR	30,000	34,961
[11]	KFW	0.750%	6/28/2028	EUR	15,810	17,787
[11]	KFW	3.125%	10/10/2028	EUR	68,285	80,762
[11]	KFW	4.875%	10/10/2028	GBP	10,000	13,702
[11]	KFW	6.000%	12/7/2028	GBP	10,000	14,058
[11]	KFW	3.750%	1/9/2029	GBP	26,856	35,800
[11]	KFW	0.750%	1/15/2029	EUR	14,123	15,706
[11]	KFW	4.200%	2/8/2029	AUD	5,000	3,535
[11]	KFW	2.625%	4/26/2029	EUR	20,000	23,346
[11]	KFW	2.375%	6/29/2029	EUR	48,312	55,999
[11]	KFW	4.450%	1/16/2030	AUD	10,000	7,056
[11]	KFW	4.250%	2/15/2030	GBP	3,000	4,039
[11]	KFW	2.750%	5/15/2030	EUR	52,771	61,670
[11]	KFW	3.125%	6/7/2030	EUR	19,562	23,178
[11]	KFW	0.000%	9/17/2030	EUR	38,887	40,249
[11]	KFW	4.250%	10/1/2030	GBP	15,000	20,128
[11]	KFW	2.500%	10/9/2030	EUR	15,000	17,330
[11]	KFW	0.000%	1/10/2031	EUR	22,546	23,132
[11]	KFW	2.750%	2/20/2031	EUR	45,498	52,991
[11]	KFW	4.650%	2/28/2031	AUD	10,000	7,050
[11]	KFW	4.600%	6/16/2031	AUD	12,450	8,762
[11]	KFW	0.125%	1/9/2032	EUR	28,014	28,018
[11]	KFW	2.875%	3/31/2032	EUR	46,100	53,632
[11]	KFW	5.750%	6/7/2032	GBP	5,380	7,718
[11]	KFW	2.750%	2/14/2033	EUR	15,000	17,270
[11]	KFW	2.750%	4/1/2033	EUR	33,581	38,631
[11]	KFW	1.125%	5/9/2033	EUR	4,148	4,274
[11]	KFW	2.875%	6/7/2033	EUR	21,163	24,498
[11]	KFW	0.050%	9/29/2034	EUR	13,002	11,767
[11]	KFW	2.750%	1/17/2035	EUR	18,939	21,506
[11]	KFW	1.375%	7/31/2035	EUR	7,173	7,199
[11]	KFW	3.000%	1/4/2036	EUR	9,305	10,683
[11]	KFW	0.375%	5/20/2036	EUR	18,000	15,932
[11]	KFW	5.000%	6/9/2036	GBP	3,735	5,033
[11]	KFW	1.250%	7/4/2036	EUR	11,784	11,405
[11]	KFW	1.125%	3/31/2037	EUR	21,007	19,720
[11]	KFW	4.700%	6/2/2037	CAD	1,198	911
[11]	KFW	1.125%	6/15/2037	EUR	5,124	4,759
[11]	KFW	2.600%	6/20/2037	JPY	18,000	116
74

Total International Bond Index Fund
		Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
[11]	KFW	0.875%	7/4/2039	EUR	10,337	8,842
	Land Baden-Wuerttemberg	0.800%	4/5/2028	EUR	5,124	5,784
	Land Baden-Wuerttemberg	2.125%	7/3/2028	EUR	10,000	11,547
	Land Baden-Wuerttemberg	2.750%	5/16/2029	EUR	6,828	7,974
	Land Baden-Wuerttemberg	2.875%	6/26/2031	EUR	7,400	8,609
	Land Baden-Wuerttemberg	0.010%	7/9/2032	EUR	16,396	15,923
	Land Baden-Wuerttemberg	3.000%	6/27/2033	EUR	10,000	11,625
	Land Baden-Wuerttemberg	2.875%	9/28/2035	EUR	10,000	11,375
	Land Berlin	0.010%	5/18/2027	EUR	18,140	20,681
	Land Berlin	1.250%	6/1/2028	EUR	9,000	10,212
	Land Berlin	0.010%	10/26/2028	EUR	13,835	15,125
	Land Berlin	0.010%	7/2/2030	EUR	52,085	54,037
	Land Berlin	2.625%	1/24/2031	EUR	15,000	17,290
	Land Berlin	2.750%	1/16/2032	EUR	3,358	3,878
	Land Berlin	3.000%	4/22/2033	EUR	7,854	9,119
	Land Berlin	0.750%	4/3/2034	EUR	2,548	2,477
	Land Berlin	0.125%	6/4/2035	EUR	14,079	12,445
	Land Berlin	1.375%	6/5/2037	EUR	2,561	2,422
	Land Berlin	1.375%	8/27/2038	EUR	2,561	2,368
	Land Berlin	0.050%	8/6/2040	EUR	7,686	5,463
	Land Berlin	0.100%	1/18/2041	EUR	23,561	16,465
	Land Berlin	3.600%	1/16/2046	EUR	17,000	19,650
	Land Berlin	3.000%	3/13/2054	EUR	10,000	10,137
	Land Thueringen	0.500%	3/2/2029	EUR	15,000	16,442
	Land Thueringen	0.250%	3/5/2040	EUR	4,201	3,149
	Landeskreditbank Baden-Wuerttemberg Foerderbank	3.875%	12/7/2027	GBP	6,500	8,749
	Landeskreditbank Baden-Wuerttemberg Foerderbank	0.750%	3/16/2032	EUR	12,000	12,239
[11]	Landwirtschaftliche Rentenbank	0.625%	5/18/2027	EUR	16,551	19,007
[11]	Landwirtschaftliche Rentenbank	0.000%	9/22/2027	EUR	5,600	6,324
[11]	Landwirtschaftliche Rentenbank	0.375%	2/14/2028	EUR	5,124	5,758
[11]	Landwirtschaftliche Rentenbank	3.250%	4/12/2028	AUD	7,110	4,956
[11]	Landwirtschaftliche Rentenbank	0.000%	7/19/2028	EUR	5,110	5,637
[11]	Landwirtschaftliche Rentenbank	3.875%	2/9/2029	GBP	10,000	13,362
[11]	Landwirtschaftliche Rentenbank	4.300%	2/14/2029	AUD	9,100	6,440
[11]	Landwirtschaftliche Rentenbank	0.500%	2/28/2029	EUR	48,472	53,271
[11]	Landwirtschaftliche Rentenbank	0.000%	11/27/2029	EUR	16,701	17,691
[11]	Landwirtschaftliche Rentenbank	0.050%	12/18/2029	EUR	6,000	6,354
[11]	Landwirtschaftliche Rentenbank	4.375%	1/10/2030	GBP	4,000	5,401
[11]	Landwirtschaftliche Rentenbank	0.625%	2/20/2030	EUR	1,944	2,095
[11]	Landwirtschaftliche Rentenbank	0.050%	1/31/2031	EUR	14,941	15,291
[11]	Landwirtschaftliche Rentenbank	2.750%	2/16/2032	EUR	18,500	21,380
[11]	Landwirtschaftliche Rentenbank	2.500%	5/11/2032	EUR	4,556	5,186
[11]	Landwirtschaftliche Rentenbank	2.750%	1/17/2033	EUR	20,000	22,997
[11]	Landwirtschaftliche Rentenbank	3.000%	11/14/2034	EUR	5,000	5,786
	NRW Bank	0.500%	9/13/2027	EUR	7,686	8,745
	NRW Bank	0.625%	1/4/2028	EUR	3,587	4,053
	NRW Bank	0.375%	5/16/2029	EUR	3,715	4,039
	NRW Bank	0.125%	2/4/2030	EUR	25,000	26,436
	NRW Bank	0.000%	9/23/2030	EUR	3,500	3,599
	NRW Bank	0.875%	4/12/2034	EUR	4,669	4,572
	NRW Bank	2.875%	7/25/2034	EUR	15,000	17,152
	NRW Bank	3.000%	6/4/2035	EUR	11,418	13,094
	NRW Bank	0.100%	7/9/2035	EUR	8,697	7,627
	NRW Bank	0.500%	6/17/2041	EUR	3,000	2,198
	NRW Bank	1.250%	5/13/2049	EUR	5,124	3,529
	State of Brandenburg	0.010%	6/26/2028	EUR	2,104	2,322
	State of Brandenburg	0.050%	7/1/2031	EUR	12,363	12,475
	State of Brandenburg	1.125%	7/4/2033	EUR	8,000	8,169
	State of Brandenburg	3.000%	7/20/2033	EUR	7,000	8,129
	State of Brandenburg	0.750%	8/8/2036	EUR	5,124	4,634
	State of Brandenburg	1.450%	11/26/2038	EUR	7,225	6,673
	State of Bremen	2.750%	1/30/2032	EUR	35,000	40,355
	State of Bremen	3.000%	3/2/2033	EUR	9,000	10,475
	State of Bremen	1.500%	11/12/2038	EUR	2,526	2,347
	State of Bremen	1.000%	5/27/2039	EUR	6,403	5,494
	State of Bremen	0.500%	5/6/2041	EUR	5,260	3,935
	State of Bremen	0.550%	2/4/2050	EUR	20,198	11,564
	State of Hesse	0.625%	8/2/2028	EUR	5,124	5,722
	State of Hesse	0.010%	3/11/2030	EUR	8,821	9,252
	State of Hesse	0.000%	11/8/2030	EUR	12,810	13,136
75

Total International Bond Index Fund
		Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
	State of Hesse	0.125%	10/10/2031	EUR	7,400	7,424
	State of Hesse	2.875%	7/4/2033	EUR	4,569	5,255
	State of Hesse	1.300%	10/10/2033	EUR	9,099	9,361
	State of Hesse	2.750%	1/10/2034	EUR	18,000	20,437
	State of Hesse	2.625%	8/25/2034	EUR	17,450	19,502
	State of Hesse	3.125%	3/12/2035	EUR	34,270	39,798
	State of Lower Saxony	0.010%	11/25/2027	EUR	33,879	38,043
	State of Lower Saxony	0.750%	2/15/2028	EUR	7,686	8,689
	State of Lower Saxony	0.010%	2/19/2029	EUR	10,002	10,841
	State of Lower Saxony	0.375%	5/14/2029	EUR	3,074	3,342
	State of Lower Saxony	0.125%	1/10/2030	EUR	5,124	5,425
	State of Lower Saxony	2.750%	3/25/2030	EUR	54,253	63,152
	State of Lower Saxony	0.010%	8/13/2030	EUR	13,307	13,784
	State of Lower Saxony	0.010%	1/10/2031	EUR	4,669	4,772
	State of Lower Saxony	2.750%	2/17/2031	EUR	6,854	7,947
	State of Lower Saxony	2.625%	4/15/2031	EUR	13,433	15,486
	State of Lower Saxony	0.050%	3/9/2035	EUR	31,160	27,567
	State of Lower Saxony	3.125%	1/10/2036	EUR	11,192	12,907
	State of North Rhine-Westphalia Germany	0.950%	3/13/2028	EUR	14,348	16,264
	State of North Rhine-Westphalia Germany	0.000%	1/15/2029	EUR	3,119	3,388
	State of North Rhine-Westphalia Germany	0.200%	4/9/2030	EUR	5,000	5,277
	State of North Rhine-Westphalia Germany	2.750%	1/15/2032	EUR	20,000	23,127
	State of North Rhine-Westphalia Germany	2.375%	5/13/2033	EUR	14,652	16,356
	State of North Rhine-Westphalia Germany	2.900%	6/7/2033	EUR	64,931	75,023
	State of North Rhine-Westphalia Germany	0.000%	10/12/2035	EUR	20,755	17,925
	State of North Rhine-Westphalia Germany	1.250%	5/12/2036	EUR	7,173	6,905
	State of North Rhine-Westphalia Germany	1.650%	2/22/2038	EUR	3,000	2,896
	State of North Rhine-Westphalia Germany	0.500%	11/25/2039	EUR	12,776	10,121
	State of North Rhine-Westphalia Germany	1.500%	6/12/2040	EUR	1,742	1,570
	State of North Rhine-Westphalia Germany	0.600%	6/4/2041	EUR	8,427	6,451
	State of North Rhine-Westphalia Germany	1.450%	2/16/2043	EUR	2,561	2,180
	State of North Rhine-Westphalia Germany	1.000%	10/16/2046	EUR	10,735	7,765
	State of North Rhine-Westphalia Germany	1.650%	5/16/2047	EUR	12,800	10,570
	State of North Rhine-Westphalia Germany	1.550%	6/16/2048	EUR	5,124	4,073
	State of North Rhine-Westphalia Germany	0.800%	7/30/2049	EUR	19,779	12,657
	State of North Rhine-Westphalia Germany	0.375%	9/2/2050	EUR	15,000	8,115
	State of North Rhine-Westphalia Germany	0.200%	1/27/2051	EUR	16,266	8,155
	State of North Rhine-Westphalia Germany	0.500%	1/15/2052	EUR	8,970	4,881
	State of North Rhine-Westphalia Germany	2.900%	1/15/2053	EUR	1,320	1,327
	State of North Rhine-Westphalia Germany	3.000%	3/20/2054	EUR	17,500	17,814
	State of North Rhine-Westphalia Germany	1.750%	10/26/2057	EUR	14,734	10,825
	State of North Rhine-Westphalia Germany	1.750%	7/11/2068	EUR	4,932	3,324
	State of North Rhine-Westphalia Germany	3.400%	3/7/2073	EUR	14,000	14,907
	State of North Rhine-Westphalia Germany	1.950%	9/26/2078	EUR	10,515	7,370
	State of North Rhine-Westphalia Germany	2.150%	3/21/2119	EUR	9,512	6,712
	State of North Rhine-Westphalia Germany	1.375%	1/15/2120	EUR	10,651	5,039
	State of North Rhine-Westphalia Germany	0.950%	1/10/2121	EUR	15,344	5,664
	State of North Rhine-Westphalia Germany	1.450%	1/19/2122	EUR	8,417	4,093
	State of Rhineland-Palatinate	0.700%	1/26/2028	EUR	5,124	5,791
	State of Rhineland-Palatinate	0.750%	2/23/2032	EUR	45,433	46,671
	State of Rhineland-Palatinate	0.375%	3/10/2051	EUR	6,012	3,131
	State of Saxony-Anhalt	0.750%	1/29/2029	EUR	6,000	6,644
	State of Saxony-Anhalt	0.000%	3/10/2031	EUR	7,250	7,356
	State of Saxony-Anhalt	2.950%	6/20/2033	EUR	8,800	10,192
	State of Saxony-Anhalt	3.150%	2/6/2054	EUR	6,000	6,248
	State of Schleswig-Holstein Germany	1.375%	7/14/2027	EUR	15,000	17,307
	State of Schleswig-Holstein Germany	0.625%	8/31/2028	EUR	3,509	3,906
	State of Schleswig-Holstein Germany	0.010%	11/26/2029	EUR	13,669	14,465
	State of Schleswig-Holstein Germany	0.010%	5/22/2030	EUR	1,502	1,563
	State of Schleswig-Holstein Germany	0.050%	7/8/2031	EUR	2,574	2,589
	State of Schleswig-Holstein Germany	3.000%	8/16/2033	EUR	22,500	26,062
	State of Schleswig-Holstein Germany	2.875%	5/30/2034	EUR	15,000	17,174
	State of Schleswig-Holstein Germany	2.875%	8/20/2035	EUR	6,830	7,758
						8,770,578
Greece (0.3%)
[1]	Hellenic Republic	3.875%	6/15/2028	EUR	43,342	51,969
[1]	Hellenic Republic	1.500%	6/18/2030	EUR	9,716	10,723
	Hellenic Republic	3.900%	1/30/2033	EUR	22,178	26,755
[1]	Hellenic Republic	4.250%	6/15/2033	EUR	24,018	29,572
76

Total International Bond Index Fund
		Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
[1]	Hellenic Republic	3.375%	6/15/2034	EUR	19,568	22,613
[1]	Hellenic Republic	3.625%	6/15/2035	EUR	118,125	137,570
[1]	Hellenic Republic	3.375%	6/16/2036	EUR	36,242	41,038
[1]	Hellenic Republic	1.875%	1/24/2052	EUR	25,034	17,978
[1]	Hellenic Republic	4.125%	6/15/2054	EUR	36,056	39,982
						378,200
Hong Kong (0.0%)
	Hong Kong Government Bond Programme	3.375%	6/7/2027	EUR	5,000	5,908
	Hong Kong Government Bond Programme	1.250%	6/29/2027	HKD	3,000	378
	Hong Kong Government Bond Programme	1.970%	1/17/2029	HKD	61,150	7,716
	Hong Kong Government Bond Programme	2.130%	7/16/2030	HKD	40,250	5,067
	Hong Kong Government Bond Programme	1.890%	3/2/2032	HKD	28,250	3,466
	Hong Kong Government Bond Programme	3.750%	6/7/2032	EUR	5,000	6,114
	Hong Kong Government Bond Programme	2.020%	3/7/2034	HKD	94,000	11,334
	Hong Kong Government Infrastructure Bond Programme	3.170%	7/24/2035	HKD	10,000	1,300
	Hong Kong Special Administrative Region	2.700%	5/15/2030	HKD	30,000	3,865
	Hong Kong Special Administrative Region	3.300%	5/26/2042	HKD	10,000	1,254
						46,402
Hungary (0.3%)
	Republic of Hungary	1.750%	10/10/2027	EUR	2,254	2,599
	Republic of Hungary	3.000%	10/27/2027	HUF	10,167,150	31,466
	Republic of Hungary	4.500%	3/23/2028	HUF	15,525,090	48,806
	Republic of Hungary	0.125%	9/21/2028	EUR	3,522	3,855
	Republic of Hungary	6.750%	10/22/2028	HUF	2,390,670	7,843
	Republic of Hungary	2.000%	5/23/2029	HUF	2,058,080	5,925
	Republic of Hungary	4.000%	7/25/2029	EUR	22,629	27,162
	Republic of Hungary	3.000%	8/21/2030	HUF	11,004,490	31,653
	Republic of Hungary	6.750%	7/23/2031	HUF	10,895,350	36,374
	Republic of Hungary	3.250%	10/22/2031	HUF	484,810	1,372
	Republic of Hungary	1.625%	4/28/2032	EUR	12,262	12,874
	Republic of Hungary	4.750%	11/24/2032	HUF	5,500,000	16,579
	Republic of Hungary	2.250%	4/20/2033	HUF	9,230,490	23,585
	Republic of Hungary	4.250%	5/26/2033	EUR	11,109	13,218
	Republic of Hungary	7.000%	10/24/2035	HUF	6,461,110	22,289
	Republic of Hungary	4.875%	3/25/2038	EUR	2,000	2,410
	Republic of Hungary	3.000%	10/27/2038	HUF	6,731,000	16,029
	Republic of Hungary	4.875%	3/22/2040	EUR	25,968	31,116
	Republic of Hungary	3.000%	4/25/2041	HUF	3,970,350	9,038
	Republic of Hungary	1.500%	11/17/2050	EUR	4,477	2,766
						346,959
Indonesia (1.0%)
	Indonesia Treasury Bond	7.000%	5/15/2027	IDR	761,037,000	44,253
	Indonesia Treasury Bond	6.125%	5/15/2028	IDR	736,413,000	42,370
	Indonesia Treasury Bond	6.375%	8/15/2028	IDR	670,000,000	38,716
	Indonesia Treasury Bond	9.000%	3/15/2029	IDR	25,516,000	1,570
	Indonesia Treasury Bond	6.875%	4/15/2029	IDR	800,000,000	46,659
	Indonesia Treasury Bond	8.250%	5/15/2029	IDR	629,199,000	38,075
	Indonesia Treasury Bond	6.500%	7/15/2030	IDR	700,000,000	40,199
	Indonesia Treasury Bond	7.000%	9/15/2030	IDR	750,587,000	43,789
	Indonesia Treasury Bond	6.500%	2/15/2031	IDR	646,998,000	36,993
	Indonesia Treasury Bond	5.875%	3/15/2031	IDR	700,000,000	38,887
	Indonesia Treasury Bond	8.750%	5/15/2031	IDR	143,138,000	8,968
	Indonesia Treasury Bond	6.375%	4/15/2032	IDR	726,872,000	41,180
	Indonesia Treasury Bond	7.500%	8/15/2032	IDR	286,121,000	17,109
	Indonesia Treasury Bond	7.000%	2/15/2033	IDR	867,143,000	50,668
	Indonesia Treasury Bond	6.625%	5/15/2033	IDR	928,627,000	52,940
	Indonesia Treasury Bond	6.625%	2/15/2034	IDR	604,639,000	34,423
	Indonesia Treasury Bond	8.375%	3/15/2034	IDR	472,741,000	29,794
	Indonesia Treasury Bond	7.500%	6/15/2035	IDR	549,847,000	33,052
	Indonesia Treasury Bond	6.750%	7/15/2035	IDR	710,000,000	40,489
	Indonesia Treasury Bond	6.500%	4/15/2036	IDR	990,000,000	55,773
	Indonesia Treasury Bond	8.250%	5/15/2036	IDR	398,139,000	25,478
	Indonesia Treasury Bond	9.750%	5/15/2037	IDR	66,511,000	4,727
	Indonesia Treasury Bond	7.500%	5/15/2038	IDR	435,166,000	26,336
	Indonesia Treasury Bond	7.125%	6/15/2038	IDR	220,000,000	12,901
	Indonesia Treasury Bond	8.375%	4/15/2039	IDR	316,832,000	20,536
	Indonesia Treasury Bond	7.500%	4/15/2040	IDR	598,682,000	36,260
	Indonesia Treasury Bond	7.125%	8/15/2040	IDR	740,000,000	43,672
	Indonesia Treasury Bond	9.500%	5/15/2041	IDR	81,900,000	5,907
77

Total International Bond Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
Indonesia Treasury Bond	7.125%	6/15/2042	IDR	530,449,000	31,340
Indonesia Treasury Bond	7.125%	6/15/2043	IDR	570,000,000	33,634
Indonesia Treasury Bond	7.125%	8/15/2045	IDR	910,000,000	54,367
Indonesia Treasury Bond	7.375%	5/15/2048	IDR	388,193,000	23,629
Indonesia Treasury Bond	6.875%	8/15/2051	IDR	332,981,000	19,204
Indonesia Treasury Bond	6.875%	7/15/2054	IDR	780,000,000	44,552
Republic of Indonesia	3.750%	6/14/2028	EUR	9,561	11,304
Republic of Indonesia	2.350%	6/29/2029	JPY	1,000,000	6,379
Republic of Indonesia	2.670%	6/30/2031	JPY	1,000,000	6,369
Republic of Indonesia	1.400%	10/30/2031	EUR	15,000	15,532
Republic of Indonesia	3.650%	9/10/2032	EUR	10,000	11,533
Republic of Indonesia	1.100%	3/12/2033	EUR	4,791	4,586
					1,174,153
Ireland (0.4%)
Republic of Ireland	0.200%	5/15/2027	EUR	61,450	70,400
Republic of Ireland	0.900%	5/15/2028	EUR	32,172	36,462
Republic of Ireland	1.100%	5/15/2029	EUR	25,620	28,659
Republic of Ireland	0.200%	10/18/2030	EUR	68,768	71,996
Republic of Ireland	0.000%	10/18/2031	EUR	54,640	54,946
Republic of Ireland	0.350%	10/18/2032	EUR	32,683	32,529
Republic of Ireland	1.300%	5/15/2033	EUR	10,453	10,966
Republic of Ireland	2.600%	10/18/2034	EUR	66,186	74,711
Republic of Ireland	0.400%	5/15/2035	EUR	11,459	10,534
Republic of Ireland	3.100%	6/18/2036	EUR	19,848	22,933
Republic of Ireland	0.550%	4/22/2041	EUR	55,778	42,905
Republic of Ireland	3.000%	10/18/2043	EUR	5,505	5,976
Republic of Ireland	2.000%	2/18/2045	EUR	13,159	12,053
Republic of Ireland	1.500%	5/15/2050	EUR	58,911	45,315
					520,385
Isle of Man (0.0%)
Isle of Man	1.625%	9/14/2051	GBP	5,968	3,369
Israel (0.4%)
Israel Government Bond - Fixed	4.150%	10/31/2035	ILS	84,000	28,812
State of Israel	3.750%	9/30/2027	ILS	40,630	13,790
State of Israel	4.100%	7/31/2028	ILS	100,000	34,170
State of Israel	2.250%	9/28/2028	ILS	116,708	38,236
State of Israel	1.500%	1/16/2029	EUR	8,763	9,743
State of Israel	3.750%	2/28/2029	ILS	161,830	54,868
State of Israel	1.000%	3/31/2030	ILS	150,127	45,851
State of Israel	3.750%	7/31/2031	ILS	90,592	30,637
State of Israel	0.625%	1/18/2032	EUR	8,843	8,716
State of Israel	1.300%	4/30/2032	ILS	166,100	48,775
State of Israel	4.000%	3/30/2035	ILS	195,969	66,573
State of Israel	2.375%	1/18/2037	EUR	6,600	6,503
State of Israel	1.500%	5/31/2037	ILS	93,550	24,537
State of Israel	5.500%	1/31/2042	ILS	93,676	36,455
State of Israel	3.750%	3/31/2047	ILS	92,481	28,694
State of Israel	2.500%	1/16/2049	EUR	1,281	1,018
State of Israel	2.800%	11/29/2052	ILS	162,160	40,444
					517,822
Italy (6.7%)
Cassa Depositi e Prestiti SpA	3.625%	1/13/2030	EUR	5,000	5,931
Cassa Depositi e Prestiti SpA	1.000%	2/11/2030	EUR	8,600	9,276
Cassa Depositi e Prestiti SpA	3.875%	7/12/2031	EUR	5,000	5,965
Cassa Depositi e Prestiti SpA	3.375%	2/11/2032	EUR	2,300	2,666
Cassa Depositi e Prestiti SpA	3.375%	2/16/2034	EUR	42,400	48,351
Italy Buoni Poliennali Del Tesoro	3.450%	7/15/2027	EUR	203,646	241,069
Italy Buoni Poliennali Del Tesoro	2.100%	8/26/2027	EUR	113,493	132,104
Italy Buoni Poliennali Del Tesoro	0.950%	9/15/2027	EUR	93,475	107,161
Italy Buoni Poliennali Del Tesoro	2.700%	10/15/2027	EUR	137,700	161,420
Italy Buoni Poliennali Del Tesoro	6.500%	11/1/2027	EUR	45,150	55,854
Italy Buoni Poliennali Del Tesoro	2.650%	12/1/2027	EUR	126,036	147,685
Italy Buoni Poliennali Del Tesoro	0.250%	3/15/2028	EUR	125,426	140,543
Italy Buoni Poliennali Del Tesoro	3.400%	4/1/2028	EUR	175,391	208,105
Italy Buoni Poliennali Del Tesoro	0.500%	7/15/2028	EUR	53,889	60,178
Italy Buoni Poliennali Del Tesoro	3.800%	8/1/2028	EUR	88,875	106,446
Italy Buoni Poliennali Del Tesoro	2.350%	1/15/2029	EUR	32,607	37,709
Italy Buoni Poliennali Del Tesoro	4.100%	2/1/2029	EUR	280,000	338,876
78

Total International Bond Index Fund
		Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
	Italy Buoni Poliennali Del Tesoro	2.800%	6/15/2029	EUR	221,952	259,375
	Italy Buoni Poliennali Del Tesoro	3.350%	7/1/2029	EUR	237,000	281,315
	Italy Buoni Poliennali Del Tesoro	3.000%	10/1/2029	EUR	152,735	179,250
	Italy Buoni Poliennali Del Tesoro	3.850%	12/15/2029	EUR	100,000	120,651
[1]	Italy Buoni Poliennali Del Tesoro	3.500%	3/1/2030	EUR	52,219	62,328
	Italy Buoni Poliennali Del Tesoro	1.350%	4/1/2030	EUR	69,175	76,190
	Italy Buoni Poliennali Del Tesoro	3.700%	6/15/2030	EUR	68,242	81,895
	Italy Buoni Poliennali Del Tesoro	2.950%	7/1/2030	EUR	135,000	157,471
	Italy Buoni Poliennali Del Tesoro	0.950%	8/1/2030	EUR	65,523	70,402
[1]	Italy Buoni Poliennali Del Tesoro	2.700%	10/1/2030	EUR	70,000	80,668
	Italy Buoni Poliennali Del Tesoro	4.000%	11/15/2030	EUR	60,000	72,900
[1]	Italy Buoni Poliennali Del Tesoro	1.650%	12/1/2030	EUR	83,599	91,867
	Italy Buoni Poliennali Del Tesoro	2.850%	2/1/2031	EUR	50,000	57,789
[1]	Italy Buoni Poliennali Del Tesoro	3.500%	2/15/2031	EUR	95,581	113,700
	Italy Buoni Poliennali Del Tesoro	0.900%	4/1/2031	EUR	113,029	118,949
	Italy Buoni Poliennali Del Tesoro	3.450%	7/15/2031	EUR	198,663	235,524
[1]	Italy Buoni Poliennali Del Tesoro	0.600%	8/1/2031	EUR	28,621	29,362
[1]	Italy Buoni Poliennali Del Tesoro	3.150%	11/15/2031	EUR	150,382	175,207
[1]	Italy Buoni Poliennali Del Tesoro	0.950%	12/1/2031	EUR	70,000	72,498
[1]	Italy Buoni Poliennali Del Tesoro	1.650%	3/1/2032	EUR	53,714	57,545
	Italy Buoni Poliennali Del Tesoro	0.950%	6/1/2032	EUR	84,388	86,106
[1]	Italy Buoni Poliennali Del Tesoro	3.250%	7/15/2032	EUR	105,000	122,321
[1]	Italy Buoni Poliennali Del Tesoro	3.250%	11/15/2032	EUR	141,978	164,819
	Italy Buoni Poliennali Del Tesoro	2.500%	12/1/2032	EUR	60,997	67,804
	Italy Buoni Poliennali Del Tesoro	5.750%	2/1/2033	EUR	100,845	134,660
[1]	Italy Buoni Poliennali Del Tesoro	3.150%	3/15/2033	EUR	74,377	85,594
	Italy Buoni Poliennali Del Tesoro	4.400%	5/1/2033	EUR	38,449	47,697
[1]	Italy Buoni Poliennali Del Tesoro	2.450%	9/1/2033	EUR	35,354	38,715
	Italy Buoni Poliennali Del Tesoro	4.350%	11/1/2033	EUR	104,045	128,467
	Italy Buoni Poliennali Del Tesoro	4.200%	3/1/2034	EUR	107,000	130,732
	Italy Buoni Poliennali Del Tesoro	3.850%	7/1/2034	EUR	79,105	94,171
[1]	Italy Buoni Poliennali Del Tesoro	5.000%	8/1/2034	EUR	19,080	24,560
	Italy Buoni Poliennali Del Tesoro	3.850%	2/1/2035	EUR	125,575	148,977
[1]	Italy Buoni Poliennali Del Tesoro	3.650%	8/1/2035	EUR	164,013	190,874
	Italy Buoni Poliennali Del Tesoro	3.600%	10/1/2035	EUR	158,000	182,816
	Italy Buoni Poliennali Del Tesoro	3.450%	2/1/2036	EUR	21,931	24,989
[1]	Italy Buoni Poliennali Del Tesoro	1.450%	3/1/2036	EUR	73,981	70,200
[1]	Italy Buoni Poliennali Del Tesoro	3.800%	7/1/2036	EUR	24,859	29,032
[1]	Italy Buoni Poliennali Del Tesoro	2.250%	9/1/2036	EUR	20,000	20,338
[1]	Italy Buoni Poliennali Del Tesoro	4.000%	2/1/2037	EUR	8,594	10,217
[1]	Italy Buoni Poliennali Del Tesoro	0.950%	3/1/2037	EUR	59,952	52,198
[1]	Italy Buoni Poliennali Del Tesoro	4.050%	10/30/2037	EUR	61,623	73,086
[1]	Italy Buoni Poliennali Del Tesoro	3.250%	3/1/2038	EUR	114,729	125,404
[1]	Italy Buoni Poliennali Del Tesoro	2.950%	9/1/2038	EUR	5,957	6,275
[1]	Italy Buoni Poliennali Del Tesoro	5.000%	8/1/2039	EUR	43,271	55,670
[1]	Italy Buoni Poliennali Del Tesoro	4.150%	10/1/2039	EUR	115,518	136,323
[1]	Italy Buoni Poliennali Del Tesoro	3.850%	10/1/2040	EUR	230,127	260,920
[1]	Italy Buoni Poliennali Del Tesoro	1.800%	3/1/2041	EUR	58,187	50,298
[1]	Italy Buoni Poliennali Del Tesoro	3.950%	10/1/2041	EUR	105,940	120,281
[1]	Italy Buoni Poliennali Del Tesoro	4.450%	9/1/2043	EUR	96,201	114,864
[1]	Italy Buoni Poliennali Del Tesoro	4.750%	9/1/2044	EUR	5,459	6,771
[1]	Italy Buoni Poliennali Del Tesoro	1.500%	4/30/2045	EUR	47,279	35,257
[1]	Italy Buoni Poliennali Del Tesoro	4.100%	4/30/2046	EUR	67,272	76,095
[1]	Italy Buoni Poliennali Del Tesoro	3.250%	9/1/2046	EUR	50,172	50,005
[1]	Italy Buoni Poliennali Del Tesoro	2.700%	3/1/2047	EUR	44,750	40,523
[1]	Italy Buoni Poliennali Del Tesoro	3.450%	3/1/2048	EUR	66,690	67,882
[1]	Italy Buoni Poliennali Del Tesoro	3.850%	9/1/2049	EUR	102,843	110,572
[1]	Italy Buoni Poliennali Del Tesoro	2.450%	9/1/2050	EUR	79,209	65,322
[1]	Italy Buoni Poliennali Del Tesoro	1.700%	9/1/2051	EUR	60,444	41,294
[1]	Italy Buoni Poliennali Del Tesoro	2.150%	9/1/2052	EUR	15,000	11,287
[1]	Italy Buoni Poliennali Del Tesoro	4.500%	10/1/2053	EUR	54,152	63,213
[1]	Italy Buoni Poliennali Del Tesoro	4.300%	10/1/2054	EUR	152,589	172,101
[1]	Italy Buoni Poliennali Del Tesoro	4.650%	10/1/2055	EUR	93,305	110,709
[1]	Italy Buoni Poliennali Del Tesoro	2.800%	3/1/2067	EUR	43,717	35,352
	Republic of Italy	2.200%	2/28/2028	EUR	50,000	58,098
	Republic of Italy	6.000%	8/4/2028	GBP	6,098	8,442
						7,955,556
79

Total International Bond Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
Japan (10.3%)
Aichi Prefecture	0.050%	9/20/2029	JPY	100,000	603
Aichi Prefecture	0.150%	9/20/2030	JPY	100,000	591
Aichi Prefecture	0.772%	9/20/2033	JPY	300,000	1,712
City of Yokohama Japan	0.150%	6/12/2030	JPY	1,000,000	5,947
Deposit Insurance Corp. of Japan	0.792%	7/26/2027	JPY	900,000	5,709
Development Bank of Japan Inc.	0.810%	3/19/2059	JPY	200,000	529
Fukuoka Prefecture	0.432%	6/18/2049	JPY	500,000	1,551
Hyogo Prefecture	1.020%	7/13/2029	JPY	850,000	5,314
Hyogo Prefecture	1.400%	9/8/2034	JPY	200,000	1,172
Japan	0.700%	5/1/2027	JPY	7,000,000	44,544
Japan	0.800%	6/1/2027	JPY	10,000,000	63,666
Japan	0.005%	6/20/2027	JPY	8,482,000	53,511
Japan	0.100%	6/20/2027	JPY	5,347,850	33,776
Japan	2.100%	6/20/2027	JPY	1,000,000	6,459
Japan	2.300%	6/20/2027	JPY	1,010,200	6,539
Japan	0.700%	7/1/2027	JPY	10,000,000	63,554
Japan	0.900%	8/1/2027	JPY	10,000,000	63,664
Japan	0.900%	9/1/2027	JPY	15,000,000	95,436
Japan	0.100%	9/20/2027	JPY	7,584,000	47,723
Japan	0.100%	9/20/2027	JPY	6,850,000	43,105
Japan	2.200%	9/20/2027	JPY	1,007,650	6,525
Japan	1.000%	10/1/2027	JPY	12,000,000	76,412
Japan	1.000%	11/1/2027	JPY	15,000,000	95,455
Japan	1.000%	12/1/2027	JPY	10,000,000	63,602
Japan	0.100%	12/20/2027	JPY	5,264,400	32,990
Japan	0.200%	12/20/2027	JPY	5,000,000	31,385
Japan	2.100%	12/20/2027	JPY	2,988,300	19,341
Japan	1.100%	1/1/2028	JPY	12,000,000	76,399
Japan	1.300%	2/1/2028	JPY	12,000,000	76,623
Japan	1.300%	3/1/2028	JPY	14,000,000	89,360
Japan	0.100%	3/20/2028	JPY	6,412,050	40,015
Japan	0.100%	3/20/2028	JPY	7,418,550	46,297
Japan	0.200%	3/20/2028	JPY	5,600,000	35,013
Japan	2.200%	3/20/2028	JPY	3,824,050	24,815
Japan	2.400%	3/20/2028	JPY	2,997,600	19,522
Japan	1.400%	4/1/2028	JPY	5,000,000	31,951
Japan	0.100%	6/20/2028	JPY	5,095,250	31,673
Japan	0.100%	6/20/2028	JPY	2,226,400	13,840
Japan	0.200%	6/20/2028	JPY	4,117,200	25,640
Japan	0.300%	6/20/2028	JPY	1,200,000	7,488
Japan	2.300%	6/20/2028	JPY	760,000	4,946
Japan	2.400%	6/20/2028	JPY	1,282,800	8,366
Japan	0.100%	9/20/2028	JPY	6,030,450	37,333
Japan	0.300%	9/20/2028	JPY	3,000,000	18,654
Japan	0.400%	9/20/2028	JPY	4,500,000	28,045
Japan	2.100%	9/20/2028	JPY	3,139,100	20,361
Japan	2.200%	9/20/2028	JPY	614,850	3,997
Japan	0.100%	12/20/2028	JPY	2,828,750	17,429
Japan	0.200%	12/20/2028	JPY	5,500,000	33,973
Japan	0.300%	12/20/2028	JPY	3,000,000	18,582
Japan	0.300%	12/20/2028	JPY	3,000,000	18,579
Japan	0.400%	12/20/2028	JPY	6,110,000	37,941
Japan	1.900%	12/20/2028	JPY	1,709,800	11,039
Japan	2.100%	12/20/2028	JPY	307,400	1,995
Japan	0.100%	3/20/2029	JPY	3,564,400	21,861
Japan	0.400%	3/20/2029	JPY	6,000,000	37,113
Japan	0.500%	3/20/2029	JPY	5,000,000	31,018
Japan	0.600%	3/20/2029	JPY	8,500,000	52,889
Japan	1.900%	3/20/2029	JPY	2,126,500	13,727
Japan	2.100%	3/20/2029	JPY	2,312,500	15,008
Japan	0.100%	6/20/2029	JPY	5,856,400	35,742
Japan	0.400%	6/20/2029	JPY	6,500,000	40,051
Japan	0.500%	6/20/2029	JPY	2,000,000	12,357
Japan	0.500%	6/20/2029	JPY	4,000,000	24,714
Japan	0.600%	6/20/2029	JPY	10,000,000	61,988
Japan	2.100%	6/20/2029	JPY	2,833,600	18,390
Japan	0.100%	9/20/2029	JPY	5,603,400	34,011
Japan	0.600%	9/20/2029	JPY	6,000,000	37,074
Japan	0.700%	9/20/2029	JPY	18,000,000	111,494
80

Total International Bond Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
Japan	2.100%	9/20/2029	JPY	3,705,350	24,042
Japan	2.800%	9/20/2029	JPY	1,383,450	9,178
Japan	0.100%	12/20/2029	JPY	5,851,550	35,322
Japan	0.900%	12/20/2029	JPY	8,650,000	53,762
Japan	1.000%	12/20/2029	JPY	5,650,000	35,241
Japan	1.100%	12/20/2029	JPY	5,000,000	31,299
Japan	2.100%	12/20/2029	JPY	3,843,100	24,921
Japan	2.200%	12/20/2029	JPY	2,941,200	19,139
Japan	4.625%	1/28/2030	GBP	7,700	10,432
Japan	1.000%	3/20/2030	JPY	24,000,000	149,198
Japan	2.100%	3/20/2030	JPY	6,340,950	41,107
Japan	2.200%	3/20/2030	JPY	3,228,150	20,999
Japan	2.300%	5/20/2030	JPY	87,100	569
Japan	0.100%	6/20/2030	JPY	5,053,050	30,162
Japan	1.000%	6/20/2030	JPY	20,000,000	124,044
Japan	1.000%	6/20/2030	JPY	1,000,000	6,202
Japan	1.100%	6/20/2030	JPY	15,000,000	93,337
Japan	1.600%	6/20/2030	JPY	292,050	1,855
Japan	1.800%	6/20/2030	JPY	20,450	131
Japan	2.000%	6/20/2030	JPY	2,562,050	16,531
Japan	0.100%	9/20/2030	JPY	4,906,850	29,120
Japan	1.300%	9/20/2030	JPY	20,000,000	125,123
Japan	1.400%	9/20/2030	JPY	16,000,000	100,524
Japan	1.800%	9/20/2030	JPY	717,350	4,585
Japan	1.900%	9/20/2030	JPY	2,239,250	14,372
Japan	0.100%	12/20/2030	JPY	6,308,400	37,223
Japan	1.600%	12/20/2030	JPY	30,205,000	191,328
Japan	1.600%	12/20/2030	JPY	2,000,000	12,669
Japan	2.000%	12/20/2030	JPY	2,837,200	18,264
Japan	2.100%	12/20/2030	JPY	5,436,400	35,149
Japan	0.100%	3/20/2031	JPY	7,480,300	43,863
Japan	1.800%	3/20/2031	JPY	2,000,000	12,719
Japan	1.900%	3/20/2031	JPY	3,074,450	19,679
Japan	2.000%	3/20/2031	JPY	6,241,250	40,128
Japan	2.200%	3/20/2031	JPY	4,556,200	29,561
Japan	0.100%	6/20/2031	JPY	3,000,000	17,485
Japan	1.800%	6/20/2031	JPY	3,185,250	20,257
Japan	1.900%	6/20/2031	JPY	5,348,850	34,174
Japan	0.100%	9/20/2031	JPY	1,677,250	9,712
Japan	1.700%	9/20/2031	JPY	7,040,350	44,466
Japan	1.800%	9/20/2031	JPY	6,581,550	41,767
Japan	0.100%	12/20/2031	JPY	2,544,700	14,647
Japan	1.700%	12/20/2031	JPY	4,833,200	30,457
Japan	1.800%	12/20/2031	JPY	8,444,650	53,487
Japan	0.200%	3/20/2032	JPY	1,000,000	5,754
Japan	1.600%	3/20/2032	JPY	3,586,150	22,411
Japan	1.700%	3/20/2032	JPY	2,639,700	16,587
Japan	1.800%	3/20/2032	JPY	5,379,000	33,983
Japan	0.200%	6/20/2032	JPY	2,000,000	11,428
Japan	1.500%	6/20/2032	JPY	2,228,150	13,805
Japan	1.600%	6/20/2032	JPY	3,792,600	23,636
Japan	1.700%	6/20/2032	JPY	3,000,000	18,806
Japan	0.200%	9/20/2032	JPY	6,500,000	36,915
Japan	1.700%	9/20/2032	JPY	8,517,100	53,248
Japan	1.800%	11/22/2032	JPY	800,000	5,024
Japan	0.500%	12/20/2032	JPY	3,500,000	20,164
Japan	1.700%	12/20/2032	JPY	6,254,400	39,004
Japan	1.800%	12/20/2032	JPY	4,074,450	25,575
Japan	0.500%	3/20/2033	JPY	9,007,450	51,600
Japan	1.100%	3/20/2033	JPY	800,000	4,781
Japan	1.500%	3/20/2033	JPY	6,311,250	38,737
Japan	1.600%	3/20/2033	JPY	5,101,150	31,511
Japan	0.400%	6/20/2033	JPY	11,355,600	64,174
Japan	1.700%	6/20/2033	JPY	1,294,250	8,022
Japan	1.700%	6/20/2033	JPY	4,138,450	25,652
Japan	0.800%	9/20/2033	JPY	15,960,050	92,363
Japan	1.700%	9/20/2033	JPY	7,838,600	48,420
Japan	0.600%	12/20/2033	JPY	19,050,000	107,916
Japan	0.700%	12/20/2033	JPY	2,000,000	11,399
Japan	1.600%	12/20/2033	JPY	7,503,300	45,873
81

Total International Bond Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
Japan	2.000%	12/20/2033	JPY	256,200	1,612
Japan	0.800%	3/20/2034	JPY	20,000,000	114,437
Japan	1.000%	3/20/2034	JPY	5,300,000	30,787
Japan	1.500%	3/20/2034	JPY	5,500,000	33,265
Japan	2.400%	3/20/2034	JPY	1,895,900	12,246
Japan	1.100%	6/20/2034	JPY	25,276,250	147,357
Japan	1.500%	6/20/2034	JPY	8,276,150	49,817
Japan	2.500%	6/20/2034	JPY	1,031,450	6,696
Japan	0.900%	9/20/2034	JPY	29,000,000	165,403
Japan	1.400%	9/20/2034	JPY	11,128,950	66,189
Japan	2.500%	9/20/2034	JPY	1,004,950	6,514
Japan	1.200%	12/20/2034	JPY	9,566,650	55,708
Japan	1.200%	12/20/2034	JPY	25,600,000	149,062
Japan	2.400%	12/20/2034	JPY	1,178,550	7,566
Japan	1.200%	3/20/2035	JPY	10,380,300	60,150
Japan	1.400%	3/20/2035	JPY	23,173,000	136,580
Japan	2.300%	3/20/2035	JPY	1,281,000	8,144
Japan	1.300%	6/20/2035	JPY	7,640,850	44,447
Japan	1.500%	6/20/2035	JPY	25,000,000	148,002
Japan	2.300%	6/20/2035	JPY	1,834,450	11,628
Japan	1.200%	9/20/2035	JPY	9,898,000	56,771
Japan	1.600%	9/20/2035	JPY	3,000,000	18,215
Japan	1.700%	9/20/2035	JPY	26,500,000	158,995
Japan	2.500%	9/20/2035	JPY	512,400	3,293
Japan	1.000%	12/20/2035	JPY	9,160,050	51,249
Japan	2.100%	12/20/2035	JPY	26,420,000	163,551
Japan	2.300%	12/20/2035	JPY	1,286,150	8,107
Japan	0.400%	3/20/2036	JPY	9,584,800	50,098
Japan	2.400%	3/20/2036	JPY	1,000,000	6,327
Japan	2.500%	3/20/2036	JPY	1,131,400	7,235
Japan	0.200%	6/20/2036	JPY	9,397,900	47,651
Japan	2.500%	6/20/2036	JPY	2,242,950	14,308
Japan	0.500%	9/20/2036	JPY	13,247,850	68,871
Japan	2.500%	9/20/2036	JPY	307,400	1,955
Japan	0.600%	12/20/2036	JPY	13,445,400	70,031
Japan	2.300%	12/20/2036	JPY	414,050	2,575
Japan	0.700%	3/20/2037	JPY	10,055,500	52,627
Japan	2.400%	3/20/2037	JPY	1,851,850	11,586
Japan	0.600%	6/20/2037	JPY	9,009,250	46,231
Japan	0.600%	9/20/2037	JPY	13,083,150	66,591
Japan	2.500%	9/20/2037	JPY	1,688,650	10,600
Japan	0.600%	12/20/2037	JPY	10,556,950	53,291
Japan	0.500%	3/20/2038	JPY	11,475,050	56,717
Japan	2.500%	3/20/2038	JPY	3,134,700	19,558
Japan	0.500%	6/20/2038	JPY	12,818,600	62,726
Japan	0.700%	9/20/2038	JPY	13,771,800	68,741
Japan	2.400%	9/20/2038	JPY	3,572,400	21,888
Japan	0.500%	12/20/2038	JPY	11,990,450	57,764
Japan	0.400%	3/20/2039	JPY	13,165,900	61,939
Japan	2.300%	3/20/2039	JPY	6,049,950	36,376
Japan	0.300%	6/20/2039	JPY	13,702,400	62,954
Japan	0.300%	9/20/2039	JPY	13,042,900	59,324
Japan	2.200%	9/20/2039	JPY	6,374,850	37,568
Japan	0.300%	12/20/2039	JPY	13,287,400	59,890
Japan	0.400%	3/20/2040	JPY	14,128,200	64,109
Japan	2.300%	3/20/2040	JPY	7,126,850	42,168
Japan	0.400%	6/20/2040	JPY	16,434,450	73,899
Japan	0.400%	9/20/2040	JPY	16,426,800	73,202
Japan	2.000%	9/20/2040	JPY	9,706,700	54,838
Japan	0.500%	12/20/2040	JPY	19,647,250	88,208
Japan	0.500%	3/20/2041	JPY	12,665,650	56,350
Japan	2.200%	3/20/2041	JPY	8,798,700	50,623
Japan	0.400%	6/20/2041	JPY	15,576,750	67,625
Japan	0.500%	9/20/2041	JPY	15,702,750	68,659
Japan	2.000%	9/20/2041	JPY	10,308,600	57,179
Japan	0.500%	12/20/2041	JPY	16,086,400	69,754
Japan	0.800%	3/20/2042	JPY	15,733,450	71,349
Japan	2.000%	3/20/2042	JPY	10,454,450	57,405
Japan	0.900%	6/20/2042	JPY	15,414,000	70,631
Japan	1.100%	9/20/2042	JPY	14,240,000	67,061
82

Total International Bond Index Fund
		Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
	Japan	1.900%	9/20/2042	JPY	13,001,050	69,669
	Japan	1.400%	12/20/2042	JPY	11,462,600	56,409
	Japan	1.100%	3/20/2043	JPY	11,270,000	52,322
	Japan	1.800%	3/20/2043	JPY	9,454,750	49,408
	Japan	1.100%	6/20/2043	JPY	13,418,150	61,915
	Japan	1.900%	6/20/2043	JPY	6,897,750	36,446
	Japan	1.500%	9/20/2043	JPY	11,146,350	54,818
	Japan	1.800%	9/20/2043	JPY	5,721,800	29,585
	Japan	1.300%	12/20/2043	JPY	12,000,000	56,652
	Japan	1.700%	12/20/2043	JPY	5,589,800	28,311
	Japan	1.600%	3/20/2044	JPY	11,000,000	54,453
	Japan	1.700%	3/20/2044	JPY	5,946,700	29,955
	Japan	1.700%	6/20/2044	JPY	4,962,200	24,870
	Japan	1.900%	6/20/2044	JPY	13,583,450	70,416
	Japan	1.700%	9/20/2044	JPY	5,165,800	25,771
	Japan	1.800%	9/20/2044	JPY	10,500,000	53,156
	Japan	1.500%	12/20/2044	JPY	3,486,800	16,684
	Japan	2.000%	12/20/2044	JPY	11,000,000	57,473
	Japan	1.500%	3/20/2045	JPY	6,454,900	30,721
[9]	Japan	2.400%	3/20/2045	JPY	12,000,000	66,649
[9]	Japan	1.600%	6/20/2045	JPY	3,205,100	15,459
[9]	Japan	2.500%	6/20/2045	JPY	9,000,000	50,673
[9]	Japan	1.400%	9/20/2045	JPY	3,165,500	14,624
[9]	Japan	2.700%	9/20/2045	JPY	7,700,000	44,609
[9]	Japan	1.400%	12/20/2045	JPY	4,272,150	19,616
[9]	Japan	3.200%	12/20/2045	JPY	8,000,000	49,856
[9]	Japan	0.800%	3/20/2046	JPY	6,612,650	26,534
[9]	Japan	0.300%	6/20/2046	JPY	6,482,000	22,814
[9]	Japan	0.500%	9/20/2046	JPY	6,827,950	25,079
[9]	Japan	0.600%	12/20/2046	JPY	5,607,150	20,941
[9]	Japan	0.800%	3/20/2047	JPY	5,638,400	21,960
[9]	Japan	0.800%	6/20/2047	JPY	5,615,400	21,706
[9]	Japan	0.800%	9/20/2047	JPY	6,227,600	23,814
[9]	Japan	0.800%	12/20/2047	JPY	6,582,550	25,038
[9]	Japan	0.800%	3/20/2048	JPY	5,314,200	20,044
[9]	Japan	2.400%	3/20/2048	JPY	1,209,950	6,459
[9]	Japan	0.700%	6/20/2048	JPY	7,692,400	28,026
[9]	Japan	0.900%	9/20/2048	JPY	4,363,500	16,614
[9]	Japan	0.700%	12/20/2048	JPY	6,966,600	24,986
[9]	Japan	0.500%	3/20/2049	JPY	5,526,050	18,565
[9]	Japan	2.200%	3/20/2049	JPY	2,632,650	13,319
[9]	Japan	0.400%	6/20/2049	JPY	5,198,550	16,771
[9]	Japan	0.400%	9/20/2049	JPY	5,998,950	19,167
[9]	Japan	0.400%	12/20/2049	JPY	9,140,250	28,912
[9]	Japan	0.400%	3/20/2050	JPY	8,862,550	27,745
[9]	Japan	2.200%	3/20/2050	JPY	1,597,800	7,948
[9]	Japan	0.600%	6/20/2050	JPY	10,158,350	33,555
[9]	Japan	0.600%	9/20/2050	JPY	9,531,000	31,177
[9]	Japan	0.700%	12/20/2050	JPY	11,075,450	37,041
[9]	Japan	0.700%	3/20/2051	JPY	10,903,400	36,134
[9]	Japan	2.200%	3/20/2051	JPY	4,574,950	22,286
[9]	Japan	0.700%	6/20/2051	JPY	10,296,800	33,856
[9]	Japan	0.700%	9/20/2051	JPY	11,110,300	36,204
[9]	Japan	0.700%	12/20/2051	JPY	12,080,100	39,071
[9]	Japan	1.000%	3/20/2052	JPY	11,284,000	39,782
[9]	Japan	2.000%	3/20/2052	JPY	7,967,350	36,457
[9]	Japan	1.300%	6/20/2052	JPY	10,913,400	41,731
[9]	Japan	1.400%	9/20/2052	JPY	10,755,000	42,115
[9]	Japan	1.600%	12/20/2052	JPY	8,884,550	36,570
[9]	Japan	1.400%	3/20/2053	JPY	10,192,950	39,620
[9]	Japan	1.900%	3/20/2053	JPY	4,382,450	19,357
[9]	Japan	1.200%	6/20/2053	JPY	11,337,000	41,428
[9]	Japan	1.800%	9/20/2053	JPY	9,501,000	40,795
[9]	Japan	1.600%	12/20/2053	JPY	10,200,000	41,414
[9]	Japan	1.700%	3/20/2054	JPY	3,676,550	15,340
[9]	Japan	1.800%	3/20/2054	JPY	10,690,000	45,628
[9]	Japan	2.200%	6/20/2054	JPY	10,912,350	51,266
[9]	Japan	2.100%	9/20/2054	JPY	10,000,000	45,733
[9]	Japan	2.300%	12/20/2054	JPY	12,600,000	60,400
[9]	Japan	1.400%	3/20/2055	JPY	4,776,950	18,130
83

Total International Bond Index Fund
		Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
[9]	Japan	2.400%	3/20/2055	JPY	9,400,000	46,068
[9]	Japan	2.800%	6/20/2055	JPY	8,100,000	43,289
[9]	Japan	3.200%	9/20/2055	JPY	7,430,000	43,056
[9]	Japan	3.400%	12/20/2055	JPY	7,000,000	42,206
[9]	Japan	0.400%	3/20/2056	JPY	11,266,050	29,391
	Japan	0.900%	3/20/2057	JPY	9,075,400	28,505
	Japan	0.800%	3/20/2058	JPY	8,918,300	26,497
	Japan	0.500%	3/20/2059	JPY	11,607,450	29,597
	Japan	0.500%	3/20/2060	JPY	16,934,450	42,460
	Japan	0.700%	3/20/2061	JPY	15,787,800	42,477
	Japan	1.000%	3/20/2062	JPY	13,732,700	41,251
	Japan	1.300%	3/20/2063	JPY	13,979,000	46,167
	Japan	2.200%	3/20/2064	JPY	15,065,200	65,914
	Japan	3.100%	3/20/2065	JPY	10,000,000	55,542
	Japan Bank for International Cooperation	2.625%	10/17/2030	EUR	7,422	8,520
	Japan Expressway Holding & Debt Repayment Agency	0.110%	5/31/2027	JPY	5,600	35
	Japan Expressway Holding & Debt Repayment Agency	0.130%	6/30/2027	JPY	650,400	4,099
	Japan Expressway Holding & Debt Repayment Agency	0.160%	7/30/2027	JPY	500,000	3,148
	Japan Expressway Holding & Debt Repayment Agency	0.155%	8/31/2027	JPY	429,700	2,702
	Japan Expressway Holding & Debt Repayment Agency	0.090%	9/30/2027	JPY	1,521,300	9,539
	Japan Expressway Holding & Debt Repayment Agency	2.340%	10/20/2027	JPY	640,000	4,141
	Japan Expressway Holding & Debt Repayment Agency	0.170%	10/29/2027	JPY	614,800	3,858
	Japan Expressway Holding & Debt Repayment Agency	0.160%	11/30/2027	JPY	307,500	1,925
	Japan Expressway Holding & Debt Repayment Agency	2.250%	12/20/2027	JPY	40,000	259
	Japan Expressway Holding & Debt Repayment Agency	0.185%	1/31/2028	JPY	379,400	2,369
	Japan Expressway Holding & Debt Repayment Agency	0.155%	5/31/2028	JPY	100,000	621
	Japan Expressway Holding & Debt Repayment Agency	2.420%	6/20/2028	JPY	750,000	4,876
	Japan Expressway Holding & Debt Repayment Agency	0.150%	6/30/2028	JPY	500,000	3,098
	Japan Expressway Holding & Debt Repayment Agency	0.135%	7/31/2028	JPY	1,000,000	6,186
	Japan Expressway Holding & Debt Repayment Agency	2.370%	9/20/2028	JPY	330,000	2,145
	Japan Expressway Holding & Debt Repayment Agency	2.410%	4/20/2029	JPY	620,000	4,038
	Japan Expressway Holding & Debt Repayment Agency	2.100%	12/28/2029	JPY	100,000	645
	Japan Expressway Holding & Debt Repayment Agency	1.427%	7/31/2034	JPY	200,000	1,182
	Japan Expressway Holding & Debt Repayment Agency	1.338%	10/31/2034	JPY	100,000	583
	Japan Expressway Holding & Debt Repayment Agency	0.970%	1/31/2035	JPY	1,000,000	5,622
	Japan Expressway Holding & Debt Repayment Agency	1.240%	7/31/2035	JPY	200,000	1,139
	Japan Expressway Holding & Debt Repayment Agency	2.700%	9/20/2035	JPY	100,000	643
	Japan Expressway Holding & Debt Repayment Agency	1.119%	10/31/2035	JPY	300,000	1,680
	Japan Expressway Holding & Debt Repayment Agency	0.934%	1/31/2036	JPY	1,800,000	9,835
	Japan Expressway Holding & Debt Repayment Agency	0.306%	4/30/2036	JPY	100,000	508
	Japan Expressway Holding & Debt Repayment Agency	0.149%	7/31/2036	JPY	1,000,000	4,936
	Japan Expressway Holding & Debt Repayment Agency	0.397%	10/31/2036	JPY	100,000	503
	Japan Expressway Holding & Debt Repayment Agency	0.591%	1/29/2038	JPY	1,000,000	4,927
	Japan Expressway Holding & Debt Repayment Agency	0.538%	5/31/2038	JPY	400,000	1,934
	Japan Expressway Holding & Debt Repayment Agency	0.543%	6/30/2038	JPY	100,000	482
	Japan Expressway Holding & Debt Repayment Agency	0.625%	8/31/2038	JPY	300,000	1,455
	Japan Expressway Holding & Debt Repayment Agency	0.500%	9/17/2038	JPY	100,000	473
	Japan Expressway Holding & Debt Repayment Agency	0.625%	9/30/2038	JPY	800,000	3,868
	Japan Expressway Holding & Debt Repayment Agency	0.500%	3/18/2039	JPY	200,000	928
	Japan Expressway Holding & Debt Repayment Agency	2.300%	2/29/2040	JPY	100,000	579
	Japan Expressway Holding & Debt Repayment Agency	2.960%	3/19/2046	JPY	270,000	1,548
	Japan Expressway Holding & Debt Repayment Agency	2.870%	12/20/2046	JPY	70,000	392
	Japan Expressway Holding & Debt Repayment Agency	2.700%	3/20/2048	JPY	1,050,000	5,582
	Japan Expressway Holding & Debt Repayment Agency	0.730%	4/30/2048	JPY	100,000	354
	Japan Expressway Holding & Debt Repayment Agency	0.686%	7/31/2048	JPY	100,000	347
	Japan Expressway Holding & Debt Repayment Agency	0.542%	5/31/2049	JPY	300,000	966
	Japan Expressway Holding & Debt Repayment Agency	0.297%	9/30/2049	JPY	200,000	587
	Japan Expressway Holding & Debt Repayment Agency	0.422%	12/28/2049	JPY	500,000	1,511
	Japan Expressway Holding & Debt Repayment Agency	0.306%	3/31/2050	JPY	100,000	289
	Japan Expressway Holding & Debt Repayment Agency	1.861%	3/19/2055	JPY	1,220,000	4,846
	Japan Expressway Holding & Debt Repayment Agency	1.866%	3/19/2055	JPY	140,000	557
	Japan Expressway Holding & Debt Repayment Agency	1.291%	3/19/2057	JPY	50,000	164
	Japan Finance Corp.	0.110%	2/25/2031	JPY	200,000	1,174
	Japan Finance Organization for Municipalities	0.110%	5/21/2027	JPY	768,600	4,847
	Japan Finance Organization for Municipalities	0.130%	6/14/2027	JPY	600,000	3,782
	Japan Finance Organization for Municipalities	2.320%	6/18/2027	JPY	300,000	1,938
	Japan Finance Organization for Municipalities	0.160%	7/16/2027	JPY	542,400	3,416
	Japan Finance Organization for Municipalities	0.090%	9/17/2027	JPY	100,000	627
	Japan Finance Organization for Municipalities	0.170%	10/15/2027	JPY	512,400	3,215
	Japan Finance Organization for Municipalities	0.160%	11/15/2027	JPY	1,024,800	6,419
84

Total International Bond Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
Japan Finance Organization for Municipalities	0.155%	12/17/2027	JPY	400,000	2,501
Japan Finance Organization for Municipalities	0.185%	1/21/2028	JPY	1,024,800	6,401
Japan Finance Organization for Municipalities	0.195%	2/15/2028	JPY	22,500	140
Japan Finance Organization for Municipalities	2.290%	4/25/2028	JPY	290,000	1,877
Japan Finance Organization for Municipalities	0.494%	7/28/2028	JPY	1,000,000	6,242
Japan Finance Organization for Municipalities	0.450%	9/27/2028	JPY	1,000,000	6,221
Japan Finance Organization for Municipalities	2.290%	4/27/2029	JPY	30,000	195
Japan Finance Organization for Municipalities	2.266%	8/28/2029	JPY	100,000	648
Japan Finance Organization for Municipalities	2.220%	1/28/2030	JPY	1,150,000	7,434
Japan Finance Organization for Municipalities	0.160%	8/28/2030	JPY	1,000,000	5,902
Japan Finance Organization for Municipalities	0.145%	9/27/2030	JPY	200,000	1,177
Japan Finance Organization for Municipalities	0.145%	11/28/2030	JPY	1,200,000	7,039
Japan Finance Organization for Municipalities	0.224%	3/28/2031	JPY	900,000	5,256
Japan Finance Organization for Municipalities	0.160%	5/28/2031	JPY	700,000	4,047
Japan Finance Organization for Municipalities	2.030%	6/27/2031	JPY	90,000	572
Japan Finance Organization for Municipalities	0.681%	6/28/2033	JPY	100,000	568
Japan Finance Organization for Municipalities	0.788%	8/26/2033	JPY	200,000	1,142
Japan Finance Organization for Municipalities	2.950%	3/24/2034	JPY	150,000	991
Japan Highway Public Corp.	2.660%	12/20/2034	JPY	200,000	1,290
Japan Housing Finance Agency	0.658%	3/19/2049	JPY	1,000,000	3,270
Japan Housing Finance Agency	0.547%	3/18/2050	JPY	370,000	1,118
Kanagawa Prefecture	0.400%	6/20/2041	JPY	100,000	422
Major Joint Local Government Bond	0.215%	10/25/2027	JPY	406,100	2,552
Major Joint Local Government Bond	0.240%	2/25/2028	JPY	245,400	1,532
Major Joint Local Government Bond	0.180%	4/25/2028	JPY	2,920,700	18,136
Major Joint Local Government Bond	0.200%	5/25/2028	JPY	456,000	2,829
Major Joint Local Government Bond	0.205%	6/23/2028	JPY	536,000	3,321
Major Joint Local Government Bond	0.175%	7/25/2028	JPY	22,800	141
Major Joint Local Government Bond	0.245%	8/25/2028	JPY	267,500	1,654
Major Joint Local Government Bond	0.250%	9/25/2028	JPY	698,100	4,322
Major Joint Local Government Bond	0.269%	10/25/2028	JPY	93,400	578
Major Joint Local Government Bond	0.264%	11/24/2028	JPY	100,000	617
Major Joint Local Government Bond	0.160%	1/25/2029	JPY	825,000	5,063
Major Joint Local Government Bond	0.140%	2/22/2029	JPY	820,000	5,023
Major Joint Local Government Bond	0.100%	4/25/2029	JPY	1,878,900	11,455
Major Joint Local Government Bond	0.060%	8/24/2029	JPY	1,000,000	6,044
Major Joint Local Government Bond	0.050%	9/25/2029	JPY	25,600	154
Major Joint Local Government Bond	0.050%	10/25/2029	JPY	1,000,000	6,018
Major Joint Local Government Bond	0.070%	11/22/2029	JPY	2,372,100	14,259
Major Joint Local Government Bond	0.095%	2/25/2030	JPY	15,300	92
Major Joint Local Government Bond	0.135%	4/25/2030	JPY	2,000,000	11,934
Major Joint Local Government Bond	0.150%	6/25/2030	JPY	512,400	3,048
Major Joint Local Government Bond	0.125%	8/23/2030	JPY	225,500	1,335
Major Joint Local Government Bond	0.150%	9/25/2030	JPY	75,100	444
Major Joint Local Government Bond	0.125%	10/25/2030	JPY	1,749,400	10,311
Major Joint Local Government Bond	0.120%	11/25/2030	JPY	833,200	4,899
Major Joint Local Government Bond	0.125%	12/25/2030	JPY	600,000	3,520
Major Joint Local Government Bond	0.130%	1/24/2031	JPY	500,000	2,929
Major Joint Local Government Bond	0.145%	2/25/2031	JPY	1,368,800	8,008
Major Joint Local Government Bond	0.199%	4/25/2031	JPY	90,100	526
Major Joint Local Government Bond	0.145%	6/25/2031	JPY	375,800	2,179
Major Joint Local Government Bond	0.095%	7/25/2031	JPY	1,200,000	6,926
Major Joint Local Government Bond	0.070%	8/25/2031	JPY	1,000,000	5,751
Major Joint Local Government Bond	0.115%	9/25/2031	JPY	200,000	1,150
Major Joint Local Government Bond	0.110%	12/25/2031	JPY	1,000,000	5,711
Major Joint Local Government Bond	0.179%	1/23/2032	JPY	330,000	1,883
Major Joint Local Government Bond	0.299%	4/23/2032	JPY	3,763,200	21,486
Major Joint Local Government Bond	0.364%	7/23/2032	JPY	250,000	1,424
Major Joint Local Government Bond	0.315%	8/25/2032	JPY	250,000	1,416
Major Joint Local Government Bond	0.444%	10/25/2032	JPY	1,000,000	5,707
Major Joint Local Government Bond	0.765%	4/25/2033	JPY	600,000	3,448
Major Joint Local Government Bond	0.590%	7/25/2033	JPY	300,000	1,694
Major Joint Local Government Bond	0.778%	8/25/2033	JPY	100,000	572
Major Joint Local Government Bond	0.846%	11/25/2033	JPY	600,000	3,419
Major Joint Local Government Bond	0.826%	3/24/2034	JPY	500,000	2,822
Major Joint Local Government Bond	0.856%	4/25/2034	JPY	1,000,000	5,646
Major Joint Local Government Bond	0.986%	5/25/2034	JPY	500,000	2,855
Major Joint Local Government Bond	1.162%	11/24/2034	JPY	2,000,000	11,460
Major Joint Local Government Bond	1.286%	1/25/2035	JPY	1,100,000	6,347
Major Joint Local Government Bond	1.704%	6/25/2035	JPY	500,000	2,969
85

Total International Bond Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
Major Joint Local Government Bond	1.650%	8/24/2035	JPY	400,000	2,357
Major Joint Local Government Bond	1.796%	10/25/2035	JPY	1,000,000	5,944
Major Joint Local Government Bond	1.811%	11/22/2035	JPY	600,000	3,568
Major Joint Local Government Bond	2.021%	12/25/2035	JPY	500,000	3,028
Major Joint Local Government Bond	2.248%	1/25/2036	JPY	400,000	2,466
Major Joint Local Government Bond	2.372%	2/25/2036	JPY	400,000	2,489
Major Joint Local Government Bond	2.259%	3/25/2036	JPY	500,000	3,088
Major Joint Local Government Bond	2.612%	4/25/2036	JPY	1,300,000	8,285
Nuclear Damage Compensation & Decommissioning Facilitation Corp.	0.343%	6/30/2027	JPY	3,000,000	18,958
Nuclear Damage Compensation & Decommissioning Facilitation Corp.	0.924%	11/30/2027	JPY	1,000,000	6,337
Nuclear Damage Compensation & Decommissioning Facilitation Corp.	0.804%	6/30/2028	JPY	2,000,000	12,569
Osaka Prefecture	1.453%	9/26/2034	JPY	140,000	825
Osaka Prefecture	0.366%	9/28/2035	JPY	840,000	4,364
Osaka Prefecture	1.203%	9/28/2035	JPY	900,000	5,067
Saitama Prefecture	2.290%	6/22/2029	JPY	500,000	3,248
Tokyo Metropolitan Government	0.040%	6/20/2029	JPY	819,900	4,973
Tokyo Metropolitan Government	2.130%	6/20/2029	JPY	200,000	1,294
Tokyo Metropolitan Government	0.095%	9/20/2030	JPY	1,219,200	7,192
Tokyo Metropolitan Government	0.150%	12/20/2030	JPY	811,700	4,771
Tokyo Metropolitan Government	0.080%	3/20/2031	JPY	45,000	262
Tokyo Metropolitan Government	1.980%	6/20/2031	JPY	480,000	3,058
Tokyo Metropolitan Government	1.293%	6/20/2035	JPY	440,000	2,521
					12,174,659
Kazakhstan (0.0%)
Republic of Kazakhstan	2.375%	11/9/2028	EUR	2,387	2,758
Latvia (0.1%)
Republic of Latvia	3.500%	1/17/2028	EUR	23,407	27,662
Republic of Latvia	0.000%	1/24/2029	EUR	17,000	18,361
Republic of Latvia	3.500%	10/2/2035	EUR	15,000	17,164
					63,187
Lithuania (0.1%)
Republic of Lithuania	3.000%	1/22/2031	EUR	4,365	5,072
Republic of Lithuania	2.125%	6/1/2032	EUR	26,805	29,222
Republic of Lithuania	3.875%	6/14/2033	EUR	11,000	13,149
Republic of Lithuania	3.625%	3/10/2036	EUR	19,258	22,174
Republic of Lithuania	3.625%	1/28/2040	EUR	15,000	16,627
					86,244
Luxembourg (0.1%)
State of the Grand-Duchy of Luxembourg	0.000%	3/24/2031	EUR	14,000	14,223
State of the Grand-Duchy of Luxembourg	0.000%	9/14/2032	EUR	25,000	24,250
State of the Grand-Duchy of Luxembourg	2.875%	3/1/2034	EUR	3,010	3,472
State of the Grand-Duchy of Luxembourg	2.625%	10/23/2034	EUR	12,350	13,918
State of the Grand-Duchy of Luxembourg	1.750%	5/25/2042	EUR	14,270	12,862
					68,725
Malaysia (1.0%)
Federation of Malaysia	3.422%	9/30/2027	MYR	134,278	33,973
Federation of Malaysia	3.899%	11/16/2027	MYR	49,502	12,623
Federation of Malaysia	3.519%	4/20/2028	MYR	184,370	46,749
Federation of Malaysia	3.733%	6/15/2028	MYR	130,850	33,324
Federation of Malaysia	3.871%	8/8/2028	MYR	2,500	639
Federation of Malaysia	4.369%	10/31/2028	MYR	144,150	37,309
Federation of Malaysia	3.237%	3/15/2029	MYR	93,500	23,554
Federation of Malaysia	4.504%	4/30/2029	MYR	156,000	40,709
Federation of Malaysia	4.130%	7/9/2029	MYR	94,390	24,394
Federation of Malaysia	3.885%	8/15/2029	MYR	77,460	19,894
Federation of Malaysia	4.498%	4/15/2030	MYR	71,702	18,856
Federation of Malaysia	3.336%	5/15/2030	MYR	441,000	111,146
Federation of Malaysia	3.465%	10/15/2030	MYR	139,340	35,284
Federation of Malaysia	2.632%	4/15/2031	MYR	32,034	7,797
Federation of Malaysia	4.232%	6/30/2031	MYR	10,562	2,768
Federation of Malaysia	4.127%	4/15/2032	MYR	12,757	3,328
Federation of Malaysia	3.582%	7/15/2032	MYR	357,400	90,604
Federation of Malaysia	4.193%	10/7/2032	MYR	68,600	17,992
Federation of Malaysia	3.844%	4/15/2033	MYR	103,536	26,588
Federation of Malaysia	4.724%	6/15/2033	MYR	37,424	10,126
Federation of Malaysia	4.582%	8/30/2033	MYR	13,950	3,747
Federation of Malaysia	4.642%	11/7/2033	MYR	58,024	15,661
86

Total International Bond Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
Federation of Malaysia	3.828%	7/5/2034	MYR	108,288	27,740
Federation of Malaysia	4.119%	11/30/2034	MYR	80,504	21,081
Federation of Malaysia	4.254%	5/31/2035	MYR	54,605	14,411
Federation of Malaysia	3.476%	7/2/2035	MYR	200,400	50,065
Federation of Malaysia	3.447%	7/15/2036	MYR	110,232	27,258
Federation of Malaysia	4.762%	4/7/2037	MYR	23,781	6,521
Federation of Malaysia	4.893%	6/8/2038	MYR	100,791	28,012
Federation of Malaysia	4.054%	4/18/2039	MYR	238,590	61,401
Federation of Malaysia	4.467%	9/15/2039	MYR	75,715	20,241
Federation of Malaysia	3.757%	5/22/2040	MYR	71,446	17,755
Federation of Malaysia	3.766%	1/15/2041	MYR	40,000	9,987
Federation of Malaysia	4.417%	9/30/2041	MYR	104,838	27,711
Federation of Malaysia	4.696%	10/15/2042	MYR	238,555	65,525
Federation of Malaysia	4.935%	9/30/2043	MYR	9,096	2,571
Federation of Malaysia	4.180%	5/16/2044	MYR	154,500	39,976
Federation of Malaysia	3.775%	5/31/2045	MYR	72,000	17,646
Federation of Malaysia	4.736%	3/15/2046	MYR	46,330	12,839
Federation of Malaysia	4.921%	7/6/2048	MYR	58,178	16,564
Federation of Malaysia	4.638%	11/15/2049	MYR	119,341	32,705
Federation of Malaysia	4.065%	6/15/2050	MYR	143,991	36,333
Federation of Malaysia	5.357%	5/15/2052	MYR	29,650	8,983
Federation of Malaysia	4.457%	3/31/2053	MYR	130,000	34,759
Federation of Malaysia	3.917%	7/15/2055	MYR	113,000	27,674
Malaysia Government Investment Issue	4.044%	1/31/2056	MYR	27,000	6,732
					1,231,555
Mexico (1.1%)
Mexican Bonos	7.500%	6/3/2027	MXN	1,189,730	68,388
Mexican Bonos	8.500%	3/2/2028	MXN	1,183,650	68,728
Mexican Bonos	8.500%	3/1/2029	MXN	1,665,990	96,256
Mexican Bonos	8.500%	5/31/2029	MXN	1,515,690	87,250
Mexican Bonos	8.500%	2/28/2030	MXN	1,368,740	78,283
Mexican Bonos	7.750%	5/29/2031	MXN	1,935,410	106,330
Mexican Bonos	8.000%	4/15/2032	MXN	820,744	45,074
Mexican Bonos	7.500%	5/26/2033	MXN	1,311,000	68,988
Mexican Bonos	7.750%	11/23/2034	MXN	1,797,240	94,180
Mexican Bonos	8.000%	5/24/2035	MXN	149,880	7,914
Mexican Bonos	8.000%	2/21/2036	MXN	825,970	43,502
Mexican Bonos	10.000%	11/20/2036	MXN	415,710	24,997
Mexican Bonos	8.500%	11/18/2038	MXN	1,124,830	59,533
Mexican Bonos	7.750%	11/13/2042	MXN	1,851,210	88,893
Mexican Bonos	8.000%	11/7/2047	MXN	981,310	47,332
Mexican Bonos	8.000%	7/31/2053	MXN	1,568,200	74,792
Mexican Bonos	8.000%	4/29/2055	MXN	295,411	14,053
United Mexican States	1.350%	9/18/2027	EUR	3,030	3,461
United Mexican States	1.750%	4/17/2028	EUR	9,453	10,700
United Mexican States	3.625%	4/9/2029	EUR	4,648	5,431
United Mexican States	3.500%	9/19/2029	EUR	68,727	79,822
United Mexican States	1.125%	1/17/2030	EUR	3,886	4,123
United Mexican States	2.375%	2/11/2030	EUR	4,600	5,109
United Mexican States	3.375%	2/23/2031	EUR	4,377	4,998
United Mexican States	4.490%	5/25/2032	EUR	12,100	14,292
United Mexican States	4.500%	3/19/2034	EUR	20,000	23,147
United Mexican States	2.250%	8/12/2036	EUR	3,724	3,437
United Mexican States	2.875%	4/8/2039	EUR	6,024	5,542
United Mexican States	5.375%	5/16/2040	EUR	4,478	5,177
United Mexican States	3.000%	3/6/2045	EUR	2,872	2,441
United Mexican States	2.125%	10/25/2051	EUR	6,382	3,980
United Mexican States	5.625%	3/19/2114	GBP	3,095	3,054
United Mexican States	4.000%	3/15/2115	EUR	1,765	1,412
					1,250,619
Netherlands (1.7%)
BNG Bank NV	0.625%	6/19/2027	EUR	7,521	8,629
BNG Bank NV	3.500%	7/19/2027	AUD	3,980	2,812
BNG Bank NV	0.750%	1/11/2028	EUR	11,876	13,466
BNG Bank NV	3.300%	7/17/2028	AUD	30,104	20,845
BNG Bank NV	0.000%	8/31/2028	EUR	20,209	22,215
BNG Bank NV	5.200%	12/7/2028	GBP	1,550	2,135
BNG Bank NV	3.300%	4/26/2029	AUD	10,000	6,824
BNG Bank NV	0.100%	1/15/2030	EUR	7,631	8,079
87

Total International Bond Index Fund
		Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
	BNG Bank NV	1.375%	10/21/2030	EUR	3,074	3,363
	BNG Bank NV	0.000%	1/20/2031	EUR	12,500	12,740
	BNG Bank NV	2.875%	6/11/2031	EUR	4,700	5,472
	BNG Bank NV	0.250%	1/12/2032	EUR	5,900	5,914
	BNG Bank NV	1.875%	7/13/2032	EUR	6,000	6,538
	BNG Bank NV	3.000%	1/11/2033	EUR	24,134	28,052
	BNG Bank NV	0.125%	4/19/2033	EUR	7,636	7,277
	BNG Bank NV	2.750%	1/11/2034	EUR	10,000	11,361
	BNG Bank NV	2.750%	8/28/2034	EUR	23,000	25,903
	BNG Bank NV	2.875%	2/26/2035	EUR	19,134	21,672
	BNG Bank NV	0.125%	7/9/2035	EUR	34,808	30,551
	BNG Bank NV	0.875%	10/17/2035	EUR	2,543	2,389
	BNG Bank NV	0.875%	10/24/2036	EUR	9,300	8,473
	BNG Bank NV	0.250%	11/22/2036	EUR	29,300	24,806
	BNG Bank NV	1.250%	3/30/2037	EUR	9,300	8,746
	BNG Bank NV	1.500%	3/29/2038	EUR	1,545	1,456
	BNG Bank NV	1.500%	7/15/2039	EUR	2,094	1,909
	BNG Bank NV	0.805%	6/28/2049	EUR	3,700	2,294
[1]	Kingdom of Netherlands	0.750%	7/15/2027	EUR	66,189	76,010
[1]	Kingdom of Netherlands	0.750%	7/15/2028	EUR	85,802	96,662
[1]	Kingdom of Netherlands	0.000%	1/15/2029	EUR	11,421	12,475
[1]	Kingdom of Netherlands	0.250%	7/15/2029	EUR	41,217	44,757
[1]	Kingdom of Netherlands	2.500%	1/15/2030	EUR	100,000	116,331
[1]	Kingdom of Netherlands	0.000%	7/15/2030	EUR	65,169	68,187
[1]	Kingdom of Netherlands	2.500%	1/15/2031	EUR	100,000	115,808
[1]	Kingdom of Netherlands	0.000%	7/15/2031	EUR	188,045	190,675
[1]	Kingdom of Netherlands	0.500%	7/15/2032	EUR	46,987	47,676
[1]	Kingdom of Netherlands	2.500%	7/15/2033	EUR	35,000	39,805
[1]	Kingdom of Netherlands	2.500%	7/15/2034	EUR	99,445	112,151
[1]	Kingdom of Netherlands	2.500%	7/15/2035	EUR	75,000	83,817
[1]	Kingdom of Netherlands	2.750%	7/15/2036	EUR	25,000	28,265
[1]	Kingdom of Netherlands	4.000%	1/15/2037	EUR	48,551	61,064
[1]	Kingdom of Netherlands	0.000%	1/15/2038	EUR	179,960	144,166
[1]	Kingdom of Netherlands	3.750%	1/15/2042	EUR	48,516	59,085
[1]	Kingdom of Netherlands	3.250%	1/15/2044	EUR	46,393	52,905
[1,9]	Kingdom of Netherlands	2.750%	1/15/2047	EUR	86,146	89,786
[1,9]	Kingdom of Netherlands	0.000%	1/15/2052	EUR	59,274	28,333
[1,9]	Kingdom of Netherlands	2.000%	1/15/2054	EUR	52,000	44,447
[1,9]	Kingdom of Netherlands	3.500%	1/15/2056	EUR	21,000	24,339
	Nederlandse Waterschapsbank NV	1.000%	3/1/2028	EUR	3,092	3,513
	Nederlandse Waterschapsbank NV	3.450%	7/17/2028	AUD	2,030	1,411
	Nederlandse Waterschapsbank NV	3.300%	5/2/2029	AUD	22,290	15,231
	Nederlandse Waterschapsbank NV	0.500%	4/29/2030	EUR	2,700	2,875
	Nederlandse Waterschapsbank NV	2.500%	5/22/2030	EUR	36,418	41,957
	Nederlandse Waterschapsbank NV	0.000%	9/8/2031	EUR	11,700	11,690
	Nederlandse Waterschapsbank NV	3.000%	9/11/2031	EUR	3,000	3,512
	Nederlandse Waterschapsbank NV	0.250%	1/19/2032	EUR	21,800	21,820
	Nederlandse Waterschapsbank NV	5.375%	6/7/2032	GBP	5,124	7,135
	Nederlandse Waterschapsbank NV	1.250%	5/27/2036	EUR	9,287	8,923
	Nederlandse Waterschapsbank NV	0.000%	2/16/2037	EUR	28,800	23,381
	Nederlandse Waterschapsbank NV	1.500%	6/15/2039	EUR	2,543	2,319
	Nederlandse Waterschapsbank NV	0.750%	10/4/2041	EUR	10,000	7,621
						1,982,053
New Zealand (0.3%)
	Housing New Zealand Ltd.	3.420%	10/18/2028	NZD	10,000	5,821
	Housing New Zealand Ltd.	2.183%	4/24/2030	NZD	8,720	4,755
	Housing New Zealand Ltd.	1.534%	9/10/2035	NZD	3,720	1,618
	New Zealand	0.250%	5/15/2028	NZD	33,981	18,745
	New Zealand	3.000%	4/20/2029	NZD	83,255	48,003
	New Zealand	4.500%	5/15/2030	NZD	69,278	41,615
	New Zealand	4.500%	5/15/2030	NZD	5,000	2,980
	New Zealand	1.500%	5/15/2031	NZD	51,269	26,584
	New Zealand	4.500%	5/14/2032	NZD	1,000	587
	New Zealand	2.000%	5/15/2032	NZD	58,164	30,092
	New Zealand	3.500%	4/14/2033	NZD	65,482	36,491
	New Zealand	4.250%	5/15/2034	NZD	42,000	24,316
	New Zealand	4.500%	5/15/2035	NZD	60,000	35,078
	New Zealand	4.250%	5/15/2036	NZD	68,000	38,674
	New Zealand	2.750%	4/15/2037	NZD	39,636	19,376
88

Total International Bond Index Fund
		Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
	New Zealand	1.750%	5/15/2041	NZD	29,092	11,281
	New Zealand	2.750%	5/15/2051	NZD	30,397	11,744
	New Zealand	5.000%	5/15/2054	NZD	20,000	11,366
	New Zealand Local Government Funding Agency Bond	2.250%	5/15/2028	NZD	20,000	11,447
	New Zealand Local Government Funding Agency Bond	1.500%	4/20/2029	NZD	24,855	13,644
	New Zealand Local Government Funding Agency Bond	3.500%	4/14/2033	NZD	7,381	4,033
	New Zealand Local Government Funding Agency Bond	5.000%	3/8/2034	AUD	7,000	4,876
	New Zealand Local Government Funding Agency Bond	3.000%	5/15/2035	NZD	10,000	5,033
						408,159
Norway (0.3%)
[1]	Kingdom of Norway	2.000%	4/26/2028	NOK	102,066	10,485
[1]	Kingdom of Norway	1.750%	9/6/2029	NOK	182,140	17,961
[1]	Kingdom of Norway	1.375%	8/19/2030	NOK	554,802	52,648
[1]	Kingdom of Norway	1.250%	9/17/2031	NOK	471,910	43,236
[1]	Kingdom of Norway	2.125%	5/18/2032	NOK	200,000	18,978
[1]	Kingdom of Norway	3.000%	8/15/2033	NOK	203,269	20,069
[1]	Kingdom of Norway	3.625%	4/13/2034	NOK	167,872	17,206
[1]	Kingdom of Norway	3.750%	6/12/2035	NOK	240,812	24,741
[1]	Kingdom of Norway	3.625%	5/31/2039	NOK	121,551	12,032
[1]	Kingdom of Norway	3.500%	10/6/2042	NOK	87,100	8,355
	Kommunalbanken A/S	0.875%	5/24/2027	EUR	14,748	16,971
	Kommunalbanken A/S	3.400%	7/24/2028	AUD	4,080	2,830
	Kommunalbanken A/S	4.375%	10/23/2028	GBP	6,000	8,112
	Kommunalbanken A/S	0.050%	10/24/2029	EUR	4,758	5,046
	Kommunalbanken A/S	1.250%	7/2/2030	NZD	10,000	5,228
	Kommunalbanken A/S	2.625%	2/12/2032	EUR	25,000	28,389
	Kommunalbanken A/S	5.250%	4/18/2034	AUD	4,500	3,197
						295,484
Peru (0.2%)
	Republic of Peru	6.350%	8/12/2028	PEN	13,604	4,035
	Republic of Peru	5.940%	2/12/2029	PEN	29,042	8,554
	Republic of Peru	6.950%	8/12/2031	PEN	66,325	20,459
	Republic of Peru	6.150%	8/12/2032	PEN	82,350	24,438
	Republic of Peru	1.250%	3/11/2033	EUR	4,699	4,632
[1]	Republic of Peru	7.300%	8/12/2033	PEN	123,721	38,718
	Republic of Peru	5.400%	8/12/2034	PEN	83,571	23,051
[1]	Republic of Peru	6.850%	8/12/2035	PEN	80,170	23,822
	Republic of Peru	1.950%	11/17/2036	EUR	4,339	4,097
	Republic of Peru	6.900%	8/12/2037	PEN	88,430	25,521
[1]	Republic of Peru	7.600%	8/12/2039	PEN	59,913	17,969
	Republic of Peru	5.350%	8/12/2040	PEN	46,229	11,224
	Republic of Peru	6.850%	2/12/2042	PEN	21,630	6,195
	Republic of Peru	6.714%	2/12/2055	PEN	11,525	3,250
						215,965
Philippines (0.0%)
	Republic of Philippines	3.625%	2/4/2032	EUR	31,266	36,238
	Republic of Philippines	1.750%	4/28/2041	EUR	459	373
						36,611
Poland (1.0%)
	Bank Gospodarstwa Krajowego	1.625%	4/30/2028	EUR	2,615	2,983
	Bank Gospodarstwa Krajowego	0.375%	10/13/2028	EUR	4,300	4,730
	Bank Gospodarstwa Krajowego	3.000%	5/30/2029	EUR	2,500	2,928
	Bank Gospodarstwa Krajowego	2.000%	6/1/2030	EUR	394	440
	Bank Gospodarstwa Krajowego	0.500%	7/8/2031	EUR	1,250	1,265
	Bank Gospodarstwa Krajowego	4.000%	3/13/2032	EUR	23,200	27,925
	Bank Gospodarstwa Krajowego	5.125%	2/22/2033	EUR	4,645	5,924
	Bank Gospodarstwa Krajowego	4.250%	9/13/2044	EUR	8,200	9,332
	Republic of Poland	0.875%	5/10/2027	EUR	16,806	19,329
	Republic of Poland	3.750%	5/25/2027	PLN	314,144	86,393
	Republic of Poland	2.500%	7/25/2027	PLN	79,101	21,380
	Republic of Poland	1.375%	10/22/2027	EUR	2,075	2,382
	Republic of Poland	0.000%	1/25/2028	PLN	100,000	25,591
	Republic of Poland	2.750%	4/25/2028	PLN	134,365	35,814
	Republic of Poland	7.500%	7/25/2028	PLN	315,090	91,991
	Republic of Poland	5.750%	4/25/2029	PLN	13,192	3,729
	Republic of Poland	4.750%	7/25/2029	PLN	100,000	27,469
	Republic of Poland	2.750%	10/25/2029	PLN	65,316	16,786
	Republic of Poland	3.000%	1/16/2030	EUR	55,959	65,536
89

Total International Bond Index Fund
		Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
	Republic of Poland	5.000%	1/25/2030	PLN	460,000	126,926
	Republic of Poland	4.500%	7/25/2030	PLN	399,903	107,765
	Republic of Poland	4.500%	1/25/2031	PLN	90,000	24,097
	Republic of Poland	1.750%	4/25/2032	PLN	536,810	120,945
	Republic of Poland	2.750%	5/25/2032	EUR	7,643	8,656
	Republic of Poland	3.875%	2/14/2033	EUR	42	50
	Republic of Poland	6.000%	10/25/2033	PLN	213,666	60,506
	Republic of Poland	3.625%	1/11/2034	EUR	24,503	28,821
	Republic of Poland	5.000%	10/25/2034	PLN	223,217	58,867
	Republic of Poland	3.625%	1/16/2035	EUR	7,850	9,181
	Republic of Poland	5.000%	10/25/2035	PLN	343,222	89,391
	Republic of Poland	2.375%	1/18/2036	EUR	6,821	7,112
	Republic of Poland	3.875%	7/7/2037	EUR	11,418	13,247
	Republic of Poland	4.250%	2/14/2043	EUR	6,990	8,127
	Republic of Poland	4.000%	4/25/2047	PLN	13,689	2,922
						1,118,540
Portugal (0.6%)
[1]	Portugal Obrigacoes do Tesouro OT	0.700%	10/15/2027	EUR	44,950	51,294
[1]	Portugal Obrigacoes do Tesouro OT	2.125%	10/17/2028	EUR	25,000	28,956
[1]	Portugal Obrigacoes do Tesouro OT	1.950%	6/15/2029	EUR	125,692	144,210
[1]	Portugal Obrigacoes do Tesouro OT	0.475%	10/18/2030	EUR	38,430	40,730
[1]	Portugal Obrigacoes do Tesouro OT	0.300%	10/17/2031	EUR	30,062	30,666
[1]	Portugal Obrigacoes do Tesouro OT	1.650%	7/16/2032	EUR	51,521	55,818
[1]	Portugal Obrigacoes do Tesouro OT	2.875%	10/14/2033	EUR	40,373	46,426
[1]	Portugal Obrigacoes do Tesouro OT	2.250%	4/18/2034	EUR	31,507	34,487
[1]	Portugal Obrigacoes do Tesouro OT	2.875%	10/20/2034	EUR	47,246	53,845
[1]	Portugal Obrigacoes do Tesouro OT	3.000%	6/15/2035	EUR	64,070	73,232
[1]	Portugal Obrigacoes do Tesouro OT	3.250%	6/13/2036	EUR	9,039	10,431
[1]	Portugal Obrigacoes do Tesouro OT	4.100%	4/15/2037	EUR	8,556	10,586
[1]	Portugal Obrigacoes do Tesouro OT	3.500%	6/18/2038	EUR	19,000	22,066
[1]	Portugal Obrigacoes do Tesouro OT	3.375%	6/15/2040	EUR	38,000	42,843
[1]	Portugal Obrigacoes do Tesouro OT	1.150%	4/11/2042	EUR	28,981	23,263
[1]	Portugal Obrigacoes do Tesouro OT	4.100%	2/15/2045	EUR	25,266	30,385
[1]	Portugal Obrigacoes do Tesouro OT	1.000%	4/12/2052	EUR	10,000	6,109
[1]	Portugal Obrigacoes do Tesouro OT	3.625%	6/12/2054	EUR	16,330	17,806
						723,153
Romania (0.5%)
	Romania	7.200%	5/31/2027	RON	60,590	13,800
	Romania	5.800%	7/26/2027	RON	116,950	26,226
	Romania	2.500%	10/25/2027	RON	150,000	32,063
	Romania	2.125%	3/7/2028	EUR	22,354	25,502
	Romania	6.300%	4/26/2028	RON	140,000	31,510
	Romania	2.875%	5/26/2028	EUR	17,178	19,793
	Romania	8.750%	10/30/2028	RON	79,560	18,811
	Romania	6.300%	4/25/2029	RON	139,070	31,059
	Romania	4.850%	7/25/2029	RON	92,765	19,789
	Romania	2.500%	2/8/2030	EUR	3,587	3,937
	Romania	3.624%	5/26/2030	EUR	26,918	30,554
	Romania	1.750%	7/13/2030	EUR	4,366	4,573
	Romania	5.375%	3/22/2031	EUR	22,953	27,402
	Romania	7.350%	4/28/2031	RON	64,000	14,601
	Romania	2.124%	7/16/2031	EUR	2,208	2,256
	Romania	7.650%	7/27/2031	RON	89,820	20,743
	Romania	6.700%	2/25/2032	RON	194,000	42,623
	Romania	5.250%	5/30/2032	EUR	21,652	25,351
	Romania	5.875%	7/11/2032	EUR	27,228	32,646
	Romania	8.250%	9/29/2032	RON	31,800	7,530
	Romania	2.000%	4/14/2033	EUR	11,892	11,103
	Romania	5.375%	6/7/2033	EUR	19,323	22,272
	Romania	7.200%	10/30/2033	RON	64,000	14,348
	Romania	3.750%	2/7/2034	EUR	7,284	7,475
	Romania	7.100%	7/31/2034	RON	20,000	4,465
	Romania	4.750%	10/11/2034	RON	65,000	12,319
	Romania	4.250%	4/28/2036	RON	159,810	28,365
	Romania	6.125%	10/7/2037	EUR	13,701	15,675
	Romania	4.125%	3/11/2039	EUR	1,536	1,442
	Romania	6.750%	7/11/2039	EUR	12,629	14,921
	Romania	2.750%	4/14/2041	EUR	6,436	4,802
	Romania	2.875%	4/13/2042	EUR	2,728	2,028
90

Total International Bond Index Fund
		Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
	Romania	6.000%	9/24/2044	EUR	13,487	14,668
	Romania	4.625%	4/3/2049	EUR	9,471	8,341
	Romania	3.375%	1/28/2050	EUR	5,124	3,667
	Romania Government Bond	6.850%	7/29/2030	RON	42,240	9,489
	Romania Government Bond	7.500%	7/27/2033	RON	90,905	20,791
						626,940
Saudi Arabia (0.0%)
	Kingdom of Saudi Arabia	0.750%	7/9/2027	EUR	2,487	2,834
	Kingdom of Saudi Arabia	0.625%	3/3/2030	EUR	5,882	6,249
[1]	Kingdom of Saudi Arabia	3.375%	3/5/2032	EUR	7,145	8,214
	Kingdom of Saudi Arabia	2.000%	7/9/2039	EUR	7,411	6,666
						23,963
Singapore (0.5%)
	Housing & Development Board	2.675%	1/22/2029	SGD	3,000	2,410
	Housing & Development Board	2.977%	1/23/2029	SGD	20,000	16,192
	Housing & Development Board	2.598%	10/30/2029	SGD	2,750	2,211
	Housing & Development Board	3.995%	12/6/2029	SGD	23,500	19,790
	Housing & Development Board	3.080%	5/31/2030	SGD	7,250	5,943
	Housing & Development Board	2.545%	7/4/2031	SGD	1,250	1,004
	Housing & Development Board	2.022%	11/18/2032	SGD	5,000	3,883
	Housing & Development Board	1.865%	7/21/2033	SGD	3,500	2,677
	Housing & Development Board	2.162%	9/10/2035	SGD	1,000	772
	Republic of Singapore	2.875%	9/1/2027	SGD	18,200	14,550
	Republic of Singapore	2.625%	5/1/2028	SGD	31,923	25,609
	Republic of Singapore	2.875%	8/1/2028	SGD	20,000	16,167
	Republic of Singapore	3.000%	4/1/2029	SGD	46,500	37,970
	Republic of Singapore	2.875%	7/1/2029	SGD	25,646	20,916
	Republic of Singapore	2.500%	4/1/2030	SGD	30,400	24,623
	Republic of Singapore	2.875%	9/1/2030	SGD	47,004	38,707
	Republic of Singapore	1.625%	7/1/2031	SGD	30,300	23,619
	Republic of Singapore	2.625%	8/1/2032	SGD	32,000	26,212
	Republic of Singapore	3.375%	9/1/2033	SGD	30,104	25,890
	Republic of Singapore	3.375%	5/1/2034	SGD	26,000	22,449
	Republic of Singapore	2.750%	3/1/2035	SGD	41,735	34,613
	Republic of Singapore	2.250%	8/1/2036	SGD	34,254	27,301
	Republic of Singapore	2.375%	7/1/2039	SGD	29,468	23,758
	Republic of Singapore	2.250%	7/1/2040	SGD	25,640	20,528
	Republic of Singapore	2.750%	4/1/2042	SGD	29,124	24,904
	Republic of Singapore	2.750%	3/1/2046	SGD	31,282	27,200
	Republic of Singapore	1.875%	3/1/2050	SGD	32,538	24,544
	Republic of Singapore	1.875%	10/1/2051	SGD	22,893	17,217
	Republic of Singapore	3.250%	6/1/2054	SGD	31,105	30,082
	Republic of Singapore	3.000%	8/1/2072	SGD	24,700	23,535
						585,276
Slovakia (0.2%)
	Slovak Republic	3.000%	2/7/2028	EUR	21,500	25,273
	Slovak Republic	0.750%	4/9/2030	EUR	8,109	8,725
	Slovak Republic	3.000%	11/6/2031	EUR	26,500	30,747
	Slovak Republic	1.000%	5/14/2032	EUR	1,199	1,237
	Slovak Republic	3.625%	6/8/2033	EUR	10,000	11,866
	Slovak Republic	3.750%	3/6/2034	EUR	39,935	47,671
	Slovak Republic	3.750%	2/23/2035	EUR	30,673	36,256
	Slovak Republic	0.375%	4/21/2036	EUR	4,613	3,914
	Slovak Republic	1.875%	3/9/2037	EUR	5,200	5,044
	Slovak Republic	3.625%	11/4/2037	EUR	29,600	33,806
	Slovak Republic	3.750%	2/27/2040	EUR	38,435	43,585
	Slovak Republic	4.000%	2/23/2043	EUR	21,790	24,940
	Slovak Republic	4.125%	2/19/2046	EUR	5,478	6,290
	Slovak Republic	2.000%	10/17/2047	EUR	11,595	9,056
						288,410
Slovenia (0.1%)
	Republic of Slovenia	0.000%	2/12/2031	EUR	22,280	22,801
	Republic of Slovenia	2.250%	3/3/2032	EUR	29,681	33,435
	Republic of Slovenia	0.488%	10/20/2050	EUR	8,307	4,437
	Republic of Slovenia	3.500%	4/14/2055	EUR	27,790	29,108
						89,781
91

Total International Bond Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
South Korea (2.5%)
Export-Import Bank of Korea	4.000%	6/7/2027	AUD	530	377
Export-Import Bank of Korea	3.625%	6/7/2030	EUR	3,810	4,544
Korea Development Bank	2.625%	9/8/2027	EUR	5,000	5,844
Korea Housing Finance Corp.	4.082%	9/25/2027	EUR	10,000	11,902
Korea Housing Finance Corp.	2.765%	9/2/2030	EUR	2,500	2,883
Republic of Korea	2.125%	6/10/2027	KRW	75,000,000	49,980
Republic of Korea	3.250%	6/10/2027	KRW	140,000,000	94,444
Republic of Korea	3.125%	9/10/2027	KRW	78,000,000	52,489
Republic of Korea	2.375%	12/10/2027	KRW	45,000,000	29,881
Republic of Korea	2.875%	12/10/2027	KRW	40,000,000	26,772
Republic of Korea	3.000%	3/10/2028	KRW	180,000,000	120,489
Republic of Korea	3.250%	3/10/2028	KRW	165,000,000	110,913
Republic of Korea	5.500%	3/10/2028	KRW	20,000,000	13,982
Republic of Korea	2.250%	6/10/2028	KRW	215,000,000	141,394
Republic of Korea	2.625%	6/10/2028	KRW	50,260,000	33,302
Republic of Korea	3.500%	9/10/2028	KRW	12,000,000	8,089
Republic of Korea	2.375%	12/10/2028	KRW	50,000,000	32,740
Republic of Korea	2.750%	12/10/2028	KRW	60,000,000	39,679
Republic of Korea	3.250%	3/10/2029	KRW	136,000,000	90,917
Republic of Korea	1.875%	6/10/2029	KRW	63,000,000	40,341
Republic of Korea	3.000%	9/10/2029	KRW	58,100,000	38,405
Republic of Korea	1.375%	12/10/2029	KRW	75,000,000	46,706
Republic of Korea	5.500%	12/10/2029	KRW	12,137,000	8,687
Republic of Korea	2.625%	3/10/2030	KRW	90,000,000	58,397
Republic of Korea	1.375%	6/10/2030	KRW	94,000,000	57,799
Republic of Korea	2.500%	9/10/2030	KRW	20,000,000	12,827
Republic of Korea	1.500%	12/10/2030	KRW	68,000,000	41,532
Republic of Korea	4.750%	12/10/2030	KRW	28,000,000	19,671
Republic of Korea	3.375%	3/10/2031	KRW	40,000,000	26,525
Republic of Korea	2.000%	6/10/2031	KRW	83,003,340	51,375
Republic of Korea	2.375%	12/10/2031	KRW	55,000,000	34,432
Republic of Korea	4.000%	12/10/2031	KRW	41,000,000	27,912
Republic of Korea	3.375%	6/10/2032	KRW	45,000,000	29,603
Republic of Korea	4.250%	12/10/2032	KRW	37,700,000	26,015
Republic of Korea	3.250%	6/10/2033	KRW	52,000,000	33,741
Republic of Korea	3.750%	12/10/2033	KRW	86,500,000	57,857
Republic of Korea	4.125%	12/10/2033	KRW	53,000,000	36,316
Republic of Korea	3.500%	6/10/2034	KRW	59,500,000	39,051
Republic of Korea	3.000%	12/10/2034	KRW	56,500,000	35,617
Republic of Korea	2.625%	6/10/2035	KRW	95,000,000	57,811
Republic of Korea	2.625%	9/10/2035	KRW	49,000,000	29,733
Republic of Korea	3.250%	12/10/2035	KRW	86,000,000	54,964
Republic of Korea	1.500%	9/10/2036	KRW	40,000,000	21,455
Republic of Korea	2.250%	9/10/2037	KRW	20,000,000	11,437
Republic of Korea	2.375%	9/10/2038	KRW	36,600,000	20,979
Republic of Korea	1.125%	9/10/2039	KRW	26,800,000	12,868
Republic of Korea	1.500%	9/10/2040	KRW	39,700,000	19,731
Republic of Korea	1.875%	9/10/2041	KRW	31,000,000	16,034
Republic of Korea	3.250%	9/10/2042	KRW	35,500,000	22,068
Republic of Korea	3.000%	12/10/2042	KRW	59,500,000	35,743
Republic of Korea	3.875%	9/10/2043	KRW	50,000,000	33,635
Republic of Korea	2.875%	9/10/2044	KRW	54,300,000	31,785
Republic of Korea	2.750%	12/10/2044	KRW	57,990,000	33,262
Republic of Korea	2.750%	9/10/2045	KRW	24,600,000	14,070
Republic of Korea	2.000%	3/10/2046	KRW	49,000,000	24,510
Republic of Korea	2.125%	3/10/2047	KRW	62,955,000	31,925
Republic of Korea	2.625%	3/10/2048	KRW	98,695,000	54,477
Republic of Korea	2.000%	3/10/2049	KRW	91,360,000	44,359
Republic of Korea	1.500%	3/10/2050	KRW	153,730,000	65,923
Republic of Korea	1.875%	3/10/2051	KRW	174,845,380	81,033
Republic of Korea	2.500%	3/10/2052	KRW	105,490,770	55,690
Republic of Korea	3.125%	9/10/2052	KRW	63,000,000	37,560
Republic of Korea	3.250%	3/10/2053	KRW	118,850,000	72,476
Republic of Korea	3.625%	9/10/2053	KRW	83,000,000	54,133
Republic of Korea	3.250%	3/10/2054	KRW	112,700,000	68,669
Republic of Korea	2.750%	9/10/2054	KRW	68,250,000	37,603
Republic of Korea	2.625%	3/10/2055	KRW	183,100,000	98,048
Republic of Korea	2.625%	9/10/2055	KRW	100,000,000	53,458
Republic of Korea	3.500%	3/10/2056	KRW	67,000,000	42,880
92

Total International Bond Index Fund
		Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
	Republic of Korea	2.000%	9/10/2068	KRW	35,697,000	15,361
	Republic of Korea	1.625%	9/10/2070	KRW	34,012,000	12,613
	Republic of Korea	3.500%	9/10/2072	KRW	36,600,000	23,604
	Republic of Korea	2.750%	9/10/2074	KRW	40,000,000	21,240
						2,904,567
Spain (4.6%)
	Adif Alta Velocidad	3.500%	7/30/2028	EUR	3,300	3,908
	Adif Alta Velocidad	3.250%	5/31/2029	EUR	17,000	20,010
	Adif Alta Velocidad	3.125%	1/31/2030	EUR	12,300	14,395
	Adif Alta Velocidad	0.550%	10/31/2031	EUR	4,000	4,037
	Autonomous Community of Madrid Spain	1.773%	4/30/2028	EUR	6,981	8,021
	Autonomous Community of Madrid Spain	1.571%	4/30/2029	EUR	10,248	11,583
	Autonomous Community of Madrid Spain	2.080%	3/12/2030	EUR	2,561	2,907
	Autonomous Community of Madrid Spain	0.419%	4/30/2030	EUR	2,021	2,143
	Autonomous Community of Madrid Spain	0.420%	4/30/2031	EUR	14,052	14,462
	Autonomous Community of Madrid Spain	3.462%	4/30/2034	EUR	20,865	24,625
	Autonomous Community of Madrid Spain	3.216%	4/30/2036	EUR	8,000	9,119
	Basque Government	0.850%	4/30/2030	EUR	8,751	9,482
	Basque Government	0.450%	4/30/2032	EUR	7,813	7,817
	Basque Government	3.500%	4/30/2033	EUR	8,000	9,536
	Basque Government	3.400%	4/30/2034	EUR	10,000	11,748
	Basque Government	3.250%	4/30/2035	EUR	14,818	17,120
	Instituto de Credito Oficial	2.700%	10/31/2030	EUR	20,129	23,347
	Junta de Andalucia	3.200%	4/30/2030	EUR	10,943	12,940
	Junta de Andalucia	0.500%	4/30/2031	EUR	22,546	23,292
	Junta de Andalucia	3.400%	4/30/2034	EUR	10,000	11,666
	Kingdom of Spain	2.500%	5/31/2027	EUR	124,398	145,760
[1]	Kingdom of Spain	0.800%	7/30/2027	EUR	77,534	88,957
	Kingdom of Spain	0.000%	1/31/2028	EUR	243,681	273,032
	Kingdom of Spain	2.400%	5/31/2028	EUR	290,000	338,100
[1]	Kingdom of Spain	1.400%	7/30/2028	EUR	61,318	69,938
[1]	Kingdom of Spain	5.150%	10/31/2028	EUR	57,949	71,897
	Kingdom of Spain	6.000%	1/31/2029	EUR	41,740	53,150
	Kingdom of Spain	2.350%	3/31/2029	EUR	95,000	110,075
	Kingdom of Spain	3.500%	5/31/2029	EUR	9,270	11,104
	Kingdom of Spain	0.800%	7/30/2029	EUR	222,089	244,576
	Kingdom of Spain	2.700%	1/31/2030	EUR	226,276	263,958
[1]	Kingdom of Spain	0.500%	4/30/2030	EUR	110,000	117,792
[1]	Kingdom of Spain	1.950%	7/30/2030	EUR	100,000	113,097
[1]	Kingdom of Spain	1.250%	10/31/2030	EUR	88,382	96,579
[1]	Kingdom of Spain	0.100%	4/30/2031	EUR	98,000	100,005
	Kingdom of Spain	2.600%	5/31/2031	EUR	40,000	46,126
	Kingdom of Spain	3.100%	7/30/2031	EUR	167,104	197,097
[1]	Kingdom of Spain	0.500%	10/31/2031	EUR	118,193	121,369
[1]	Kingdom of Spain	0.700%	4/30/2032	EUR	131,585	134,663
	Kingdom of Spain	5.750%	7/30/2032	EUR	22,396	30,228
[1]	Kingdom of Spain	2.550%	10/31/2032	EUR	81,027	91,894
	Kingdom of Spain	3.000%	1/31/2033	EUR	171,900	199,591
[1]	Kingdom of Spain	3.150%	4/30/2033	EUR	90,772	106,265
[1]	Kingdom of Spain	2.350%	7/30/2033	EUR	17,219	19,102
[1]	Kingdom of Spain	3.550%	10/31/2033	EUR	173,065	207,016
[1]	Kingdom of Spain	3.250%	4/30/2034	EUR	92,172	107,710
[1]	Kingdom of Spain	3.450%	10/31/2034	EUR	159,006	187,848
[1]	Kingdom of Spain	3.150%	4/30/2035	EUR	80,000	92,051
[1]	Kingdom of Spain	1.850%	7/30/2035	EUR	44,301	45,636
[1]	Kingdom of Spain	3.200%	10/31/2035	EUR	149,905	172,344
[1]	Kingdom of Spain	3.300%	4/30/2036	EUR	44,468	51,288
[1]	Kingdom of Spain	4.200%	1/31/2037	EUR	19,332	23,958
[1]	Kingdom of Spain	0.850%	7/30/2037	EUR	111,360	97,525
[1]	Kingdom of Spain	3.900%	7/30/2039	EUR	74,407	88,618
[1]	Kingdom of Spain	4.900%	7/30/2040	EUR	50,720	66,651
[1]	Kingdom of Spain	1.200%	10/31/2040	EUR	66,751	55,668
[1]	Kingdom of Spain	3.500%	1/31/2041	EUR	126,630	142,557
[1]	Kingdom of Spain	4.700%	7/30/2041	EUR	66,035	84,993
[1]	Kingdom of Spain	1.000%	7/30/2042	EUR	68,941	52,901
[1]	Kingdom of Spain	3.450%	7/30/2043	EUR	83,580	91,969
[1]	Kingdom of Spain	5.150%	10/31/2044	EUR	56,015	75,969
[1]	Kingdom of Spain	2.900%	10/31/2046	EUR	91,405	90,714
[1]	Kingdom of Spain	2.700%	10/31/2048	EUR	34,351	32,382
93

Total International Bond Index Fund
		Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
[1]	Kingdom of Spain	1.000%	10/31/2050	EUR	6,127	3,788
[1]	Kingdom of Spain	1.900%	10/31/2052	EUR	82,073	62,159
[1]	Kingdom of Spain	4.000%	10/31/2054	EUR	129,961	148,566
[1]	Kingdom of Spain	3.950%	10/31/2056	EUR	49,984	56,111
[1]	Kingdom of Spain	3.450%	7/30/2066	EUR	53,292	53,570
[1]	Kingdom of Spain	1.450%	10/31/2071	EUR	36,946	19,814
	Xunta de Galicia	3.711%	7/30/2029	EUR	6,300	7,551
	Xunta de Galicia	3.296%	4/30/2031	EUR	9,100	10,763
						5,416,633
Supranational (5.1%)
	African Development Bank	3.300%	7/27/2027	AUD	509	359
	African Development Bank	4.625%	2/1/2028	GBP	5,000	6,806
	African Development Bank	3.350%	8/8/2028	AUD	373	258
	African Development Bank	3.750%	1/14/2029	GBP	9,000	12,000
	African Development Bank	0.500%	3/21/2029	EUR	7,854	8,593
	African Development Bank	2.250%	9/14/2029	EUR	3,696	4,238
	Asian Development Bank	3.400%	9/10/2027	AUD	11,655	8,217
	Asian Development Bank	0.250%	10/28/2027	GBP	6,918	8,849
	Asian Development Bank	0.750%	12/7/2027	GBP	6,365	8,163
	Asian Development Bank	1.125%	2/10/2028	NZD	2,000	1,127
	Asian Development Bank	3.300%	5/24/2028	CAD	3,900	2,886
	Asian Development Bank	4.875%	6/29/2028	NZD	7,000	4,209
	Asian Development Bank	3.300%	8/8/2028	AUD	1,320	915
	Asian Development Bank	5.125%	10/24/2028	GBP	3,470	4,777
	Asian Development Bank	2.375%	1/16/2029	EUR	52,383	60,727
	Asian Development Bank	4.125%	2/14/2029	GBP	10,222	13,750
	Asian Development Bank	0.000%	10/24/2029	EUR	7,788	8,297
	Asian Development Bank	0.025%	1/31/2030	EUR	7,834	8,259
	Asian Development Bank	4.500%	6/20/2030	AUD	4,850	3,402
	Asian Development Bank	0.100%	6/17/2031	EUR	8,447	8,556
	Asian Development Bank	4.000%	7/1/2031	GBP	9,000	11,888
	Asian Development Bank	1.950%	7/22/2032	EUR	8,930	9,817
	Asian Development Bank	4.800%	1/17/2033	AUD	9,500	6,651
	Asian Development Bank	2.000%	6/10/2037	EUR	4,669	4,733
	Banque Ouest Africaine de Developpement	2.750%	1/22/2033	EUR	2,686	2,675
	Banque Ouest Africaine de Developpement	6.250%	10/14/2040	EUR	6,716	7,559
	Central American Bank for Economic Integration	4.625%	2/14/2028	GBP	3,000	4,070
	Corp. Andina de Fomento	2.375%	7/13/2027	EUR	3,440	4,015
	Corp. Andina de Fomento	4.500%	9/14/2027	AUD	816	576
	Corp. Andina de Fomento	4.500%	3/7/2028	EUR	4,057	4,885
	Corp. Andina de Fomento	3.625%	2/13/2030	EUR	12,052	14,339
	Corp. Andina de Fomento	3.125%	9/3/2032	EUR	34,792	40,073
	Council of Europe Development Bank	3.875%	1/12/2029	GBP	9,000	12,045
	Council of Europe Development Bank	0.250%	1/19/2032	EUR	9,338	9,352
	Council of Europe Development Bank	2.875%	3/25/2032	EUR	25,000	29,014
	Council of Europe Development Bank	2.625%	1/11/2034	EUR	11,000	12,401
	Eurofima Europaeische Gesellschaft fuer die Finanzierung von Eisenbahnmaterial	3.350%	5/21/2029	AUD	2,190	1,492
	Eurofima Europaeische Gesellschaft fuer die Finanzierung von Eisenbahnmaterial	2.875%	2/4/2030	CHF	5,000	6,941
	European Bank for Reconstruction & Development	2.875%	7/17/2031	EUR	12,240	14,205
[7]	European Financial Stability Facility	0.750%	5/3/2027	EUR	28,413	32,714
[7]	European Financial Stability Facility	0.875%	7/26/2027	EUR	12,810	14,699
[7]	European Financial Stability Facility	0.000%	10/13/2027	EUR	18,000	20,301
[7]	European Financial Stability Facility	0.950%	2/14/2028	EUR	21,454	24,376
[7]	European Financial Stability Facility	2.500%	7/27/2028	EUR	22,383	26,088
[7]	European Financial Stability Facility	0.875%	9/5/2028	EUR	7,003	7,863
[7]	European Financial Stability Facility	3.000%	12/15/2028	EUR	40,000	47,133
[7]	European Financial Stability Facility	2.375%	2/2/2029	EUR	15,000	17,387
[7]	European Financial Stability Facility	3.500%	4/11/2029	EUR	32,500	38,818
[7]	European Financial Stability Facility	2.625%	7/16/2029	EUR	30,000	34,937
[7]	European Financial Stability Facility	0.050%	10/17/2029	EUR	7,997	8,519
[7]	European Financial Stability Facility	0.125%	3/18/2030	EUR	9,689	10,221
[7]	European Financial Stability Facility	0.000%	1/20/2031	EUR	53,917	55,073
[7]	European Financial Stability Facility	2.875%	5/28/2031	EUR	35,000	40,769
[7]	European Financial Stability Facility	3.875%	3/30/2032	EUR	10,248	12,530
[7]	European Financial Stability Facility	2.750%	9/27/2032	EUR	75,000	86,042
[7]	European Financial Stability Facility	2.875%	2/16/2033	EUR	31,851	36,746
[7]	European Financial Stability Facility	1.250%	5/24/2033	EUR	23,345	24,113
[7]	European Financial Stability Facility	2.875%	2/13/2034	EUR	25,000	28,660
[7]	European Financial Stability Facility	2.875%	1/29/2035	EUR	35,959	40,822
94

Total International Bond Index Fund
		Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
[7]	European Financial Stability Facility	0.875%	4/10/2035	EUR	38,787	36,887
[7]	European Financial Stability Facility	3.125%	2/1/2036	EUR	15,000	17,140
[7]	European Financial Stability Facility	3.375%	4/3/2037	EUR	5,378	6,272
[7]	European Financial Stability Facility	1.450%	9/5/2040	EUR	10,447	9,279
[7]	European Financial Stability Facility	1.700%	2/13/2043	EUR	18,810	16,458
[7]	European Financial Stability Facility	2.350%	7/29/2044	EUR	26,968	25,840
[7]	European Financial Stability Facility	1.375%	5/31/2047	EUR	29,083	22,444
[7]	European Financial Stability Facility	1.800%	7/10/2048	EUR	19,554	16,118
[7]	European Financial Stability Facility	0.700%	1/20/2050	EUR	15,370	9,398
[7]	European Financial Stability Facility	0.700%	1/17/2053	EUR	18,093	10,284
[7]	European Financial Stability Facility	1.750%	7/17/2053	EUR	1,793	1,385
	European Investment Bank	0.000%	6/17/2027	EUR	9,690	11,042
	European Investment Bank	0.375%	9/15/2027	EUR	75,514	85,887
	European Investment Bank	3.750%	12/7/2027	GBP	1,947	2,616
	European Investment Bank	1.000%	1/28/2028	CAD	5,538	3,939
	European Investment Bank	4.500%	1/31/2028	GBP	48,858	66,399
	European Investment Bank	3.300%	2/3/2028	AUD	1,147	803
	European Investment Bank	0.000%	3/28/2028	EUR	19,098	21,282
	European Investment Bank	1.375%	5/12/2028	SEK	38,260	4,032
	European Investment Bank	4.200%	8/21/2028	AUD	24,697	17,485
	European Investment Bank	0.000%	9/28/2028	EUR	11,672	12,828
	European Investment Bank	3.000%	11/15/2028	EUR	44,773	52,813
	European Investment Bank	6.000%	12/7/2028	GBP	8,198	11,529
	European Investment Bank	0.625%	1/22/2029	EUR	23,372	25,900
	European Investment Bank	4.000%	2/15/2029	GBP	43,601	58,477
	European Investment Bank	3.300%	5/25/2029	AUD	3,524	2,414
	European Investment Bank	0.125%	6/20/2029	EUR	5,894	6,369
	European Investment Bank	0.250%	9/14/2029	EUR	9,544	10,298
	European Investment Bank	3.625%	10/22/2029	GBP	10,000	13,206
	European Investment Bank	0.050%	11/15/2029	EUR	20,000	21,291
	European Investment Bank	0.050%	1/16/2030	EUR	16,660	17,668
	European Investment Bank	2.375%	5/15/2030	EUR	68,470	78,954
	European Investment Bank	2.750%	7/30/2030	EUR	39,777	46,494
	European Investment Bank	0.000%	9/9/2030	EUR	12,731	13,220
	European Investment Bank	2.750%	9/13/2030	EUR	15,373	17,940
	European Investment Bank	0.000%	1/14/2031	EUR	23,948	24,569
	European Investment Bank	1.300%	1/27/2031	AUD	23,318	14,076
	European Investment Bank	1.000%	3/14/2031	EUR	22,265	23,870
	European Investment Bank	2.625%	6/16/2031	EUR	37,197	42,990
	European Investment Bank	2.875%	10/15/2031	EUR	62,986	73,515
	European Investment Bank	1.000%	4/14/2032	EUR	16,396	17,173
	European Investment Bank	5.625%	6/7/2032	GBP	2,000	2,850
	European Investment Bank	1.125%	11/15/2032	EUR	10,248	10,669
	European Investment Bank	2.875%	1/12/2033	EUR	18,511	21,481
	European Investment Bank	1.125%	4/13/2033	EUR	15,372	15,885
	European Investment Bank	3.000%	7/15/2033	EUR	54,484	63,422
	European Investment Bank	2.750%	1/16/2034	EUR	29,958	34,242
	European Investment Bank	2.625%	3/15/2034	EUR	22,606	25,599
	European Investment Bank	2.625%	9/4/2034	EUR	64,000	72,196
	European Investment Bank	2.875%	1/15/2035	EUR	59,894	68,607
	European Investment Bank	3.000%	1/14/2036	EUR	38,657	44,288
	European Investment Bank	0.200%	3/17/2036	EUR	14,007	12,199
	European Investment Bank	3.125%	6/30/2036	CHF	5,505	8,597
	European Investment Bank	1.125%	9/15/2036	EUR	14,593	13,843
	European Investment Bank	3.125%	5/15/2037	EUR	11,187	12,866
	European Investment Bank	3.875%	6/8/2037	GBP	10,767	13,012
	European Investment Bank	5.000%	4/15/2039	GBP	3,584	4,733
	European Investment Bank	2.750%	3/15/2040	EUR	9,505	10,158
	European Investment Bank	0.250%	6/15/2040	EUR	11,552	8,562
	European Investment Bank	0.010%	5/15/2041	EUR	6,000	4,112
	European Investment Bank	3.625%	3/14/2042	EUR	2,869	3,344
	European Investment Bank	1.000%	11/14/2042	EUR	5,124	4,031
	European Investment Bank	4.500%	3/7/2044	GBP	4,355	5,178
	European Investment Bank	0.875%	9/13/2047	EUR	5,124	3,539
	European Investment Bank	1.500%	11/15/2047	EUR	2,561	2,011
	European Investment Bank	1.500%	10/16/2048	EUR	1,575	1,211
	European Investment Bank	0.050%	1/27/2051	EUR	10,303	4,876
	European Investment Bank	4.625%	10/12/2054	GBP	3,945	4,534
	European Stability Mechanism	0.750%	9/5/2028	EUR	9,456	10,593
	European Stability Mechanism	0.500%	3/5/2029	EUR	21,522	23,716
95

Total International Bond Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
European Stability Mechanism	0.010%	3/4/2030	EUR	26,804	28,244
European Stability Mechanism	0.010%	10/15/2031	EUR	12,202	12,233
European Stability Mechanism	1.200%	5/23/2033	EUR	6,148	6,367
European Stability Mechanism	2.750%	9/15/2034	EUR	25,000	28,485
European Stability Mechanism	2.750%	2/26/2035	EUR	15,000	16,999
European Stability Mechanism	3.000%	2/25/2036	EUR	33,581	38,450
European Stability Mechanism	1.625%	11/17/2036	EUR	20,471	20,369
European Stability Mechanism	1.750%	10/20/2045	EUR	5,124	4,435
European Stability Mechanism	1.800%	11/2/2046	EUR	16,820	14,446
European Stability Mechanism	1.850%	12/1/2055	EUR	17,355	13,656
European Union	2.500%	11/4/2027	EUR	9,736	11,379
European Union	2.875%	12/6/2027	EUR	69,319	81,492
European Union	2.625%	7/4/2028	EUR	150,000	175,455
European Union	3.125%	12/5/2028	EUR	206,316	244,054
European Union	2.375%	7/12/2029	EUR	112,741	130,443
European Union	2.875%	10/5/2029	EUR	153,230	179,862
European Union	2.500%	10/14/2030	EUR	40,000	46,111
European Union	3.125%	12/4/2030	EUR	50,000	59,140
European Union	0.750%	4/4/2031	EUR	16,781	17,703
European Union	0.000%	4/22/2031	EUR	20,237	20,532
European Union	0.000%	7/4/2031	EUR	102,758	103,659
European Union	2.500%	12/4/2031	EUR	104,516	119,335
European Union	1.000%	7/6/2032	EUR	54,884	56,976
European Union	2.750%	12/13/2032	EUR	30,000	34,413
European Union	2.750%	2/4/2033	EUR	71,966	82,511
European Union	3.250%	7/4/2034	EUR	29,342	34,401
European Union	3.000%	12/4/2034	EUR	73,002	83,799
European Union	0.000%	7/4/2035	EUR	55,110	47,771
European Union	3.375%	12/12/2035	EUR	91,418	107,042
European Union	0.250%	4/22/2036	EUR	21,290	18,397
European Union	0.200%	6/4/2036	EUR	44,216	37,922
European Union	0.400%	2/4/2037	EUR	31,007	26,418
European Union	0.875%	3/11/2037	EUR	1,868	1,671
European Union	2.750%	12/4/2037	EUR	18,962	20,553
European Union	3.375%	10/4/2038	EUR	88,877	101,287
European Union	3.375%	10/4/2039	EUR	128,468	144,929
European Union	3.625%	12/12/2040	EUR	39,686	45,540
European Union	0.450%	7/4/2041	EUR	74,094	53,635
European Union	3.750%	4/4/2042	EUR	5,124	5,950
European Union	3.375%	11/4/2042	EUR	17,623	19,358
European Union	1.250%	2/4/2043	EUR	83,353	66,448
European Union	4.000%	4/4/2044	EUR	58,538	69,088
European Union	3.750%	10/12/2045	EUR	95,384	108,118
European Union	0.450%	5/2/2046	EUR	17,889	11,079
European Union	4.000%	10/12/2046	EUR	10,599	12,383
European Union	0.750%	1/4/2047	EUR	21,887	14,552
European Union	2.625%	2/4/2048	EUR	35,988	33,717
European Union	3.250%	2/4/2050	EUR	59,276	60,772
European Union	0.700%	7/6/2051	EUR	71,821	40,280
European Union	2.500%	10/4/2052	EUR	79,515	69,154
European Union	3.000%	3/4/2053	EUR	24,955	23,953
European Union	3.375%	10/5/2054	EUR	114,914	117,730
European Union	4.000%	10/12/2055	EUR	52,000	59,447
Inter-American Development Bank	0.875%	8/27/2027	CAD	3,219	2,308
Inter-American Development Bank	2.125%	12/15/2028	GBP	4,200	5,374
Inter-American Development Bank	3.875%	2/15/2029	GBP	12,000	16,029
Inter-American Development Bank	4.000%	12/17/2029	GBP	9,902	13,214
Inter-American Development Bank	4.700%	10/3/2030	AUD	12,000	8,495
Inter-American Development Bank	3.290%	6/28/2032	AUD	5,238	3,359
Inter-American Investment Corp.	2.750%	7/14/2032	EUR	11,000	12,555
International Bank for Reconstruction & Development	0.250%	9/23/2027	GBP	10,248	13,167
International Bank for Reconstruction & Development	0.625%	9/24/2027	NZD	9,490	5,385
International Bank for Reconstruction & Development	0.875%	9/28/2027	CAD	2,761	1,976
International Bank for Reconstruction & Development	0.625%	11/22/2027	EUR	5,635	6,401
International Bank for Reconstruction & Development	4.400%	1/13/2028	AUD	25,000	17,831
International Bank for Reconstruction & Development	3.700%	1/18/2028	CAD	9,700	7,222
International Bank for Reconstruction & Development	0.010%	4/24/2028	EUR	26,829	29,803
International Bank for Reconstruction & Development	1.625%	5/10/2028	NZD	6,735	3,811
International Bank for Reconstruction & Development	0.625%	7/14/2028	GBP	11,122	13,932
International Bank for Reconstruction & Development	3.300%	8/14/2028	AUD	10,683	7,412
96

Total International Bond Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
International Bank for Reconstruction & Development	2.900%	9/5/2028	CAD	3,200	2,345
International Bank for Reconstruction & Development	3.875%	10/2/2028	GBP	24,250	32,495
International Bank for Reconstruction & Development	1.250%	12/13/2028	GBP	6,012	7,522
International Bank for Reconstruction & Development	4.300%	1/10/2029	AUD	10,000	7,076
International Bank for Reconstruction & Development	1.950%	9/20/2029	CAD	919	649
International Bank for Reconstruction & Development	1.000%	12/21/2029	GBP	1,720	2,065
International Bank for Reconstruction & Development	0.000%	2/21/2030	EUR	5,854	6,156
International Bank for Reconstruction & Development	0.500%	4/16/2030	EUR	2,767	2,962
International Bank for Reconstruction & Development	4.250%	9/18/2030	CAD	10,600	8,103
International Bank for Reconstruction & Development	4.125%	10/22/2030	GBP	6,000	8,008
International Bank for Reconstruction & Development	1.100%	11/18/2030	AUD	3,852	2,329
International Bank for Reconstruction & Development	4.125%	7/31/2031	GBP	11,548	15,328
International Bank for Reconstruction & Development	2.600%	8/28/2031	EUR	12,500	14,389
International Bank for Reconstruction & Development	5.750%	6/7/2032	GBP	3,074	4,392
International Bank for Reconstruction & Development	0.625%	1/12/2033	EUR	23,743	23,756
International Bank for Reconstruction & Development	4.200%	4/21/2033	AUD	6,000	4,026
International Bank for Reconstruction & Development	2.900%	2/14/2034	EUR	20,085	23,142
International Bank for Reconstruction & Development	1.200%	8/8/2034	EUR	16,943	17,072
International Bank for Reconstruction & Development	0.500%	6/21/2035	EUR	1,844	1,705
International Bank for Reconstruction & Development	3.000%	7/23/2035	EUR	10,000	11,489
International Bank for Reconstruction & Development	0.100%	9/17/2035	EUR	2,801	2,445
International Bank for Reconstruction & Development	3.100%	4/14/2038	EUR	4,400	4,976
International Bank for Reconstruction & Development	3.450%	9/13/2038	EUR	9,545	11,134
International Bank for Reconstruction & Development	0.700%	10/22/2046	EUR	5,260	3,501
International Bank for Reconstruction & Development	0.125%	1/3/2051	EUR	4,315	2,117
International Bank for Reconstruction & Development	0.200%	1/21/2061	EUR	2,767	1,042
International Development Association	0.750%	9/21/2028	GBP	1,502	1,870
International Development Association	2.500%	5/28/2030	EUR	15,000	17,295
International Development Association	4.125%	10/22/2030	GBP	7,000	9,335
International Development Association	0.000%	7/15/2031	EUR	9,338	9,363
International Development Association	2.800%	10/17/2034	EUR	19,577	22,241
International Development Association	0.350%	4/22/2036	EUR	28,250	24,720
International Development Association	1.750%	5/5/2037	EUR	12,000	11,886
International Development Association	0.700%	1/17/2042	EUR	5,789	4,383
International Development Association	3.200%	1/18/2044	EUR	13,879	15,013
International Development Association	3.500%	6/12/2045	EUR	5,000	5,634
International Finance Corp.	3.875%	10/1/2027	GBP	8,000	10,788
International Finance Corp.	3.200%	10/18/2027	AUD	611	429
International Finance Corp.	4.500%	1/31/2028	GBP	8,000	10,877
International Finance Corp.	0.750%	5/24/2028	AUD	6,500	4,296
International Finance Corp.	4.875%	12/19/2028	NZD	5,000	3,021
International Finance Corp.	2.550%	1/22/2029	CAD	1,200	871
International Finance Corp.	3.150%	6/26/2029	AUD	4,864	3,310
International Finance Corp.	4.250%	10/22/2029	GBP	2,220	2,988
International Finance Corp.	4.875%	12/13/2029	NZD	4,400	2,661
International Finance Corp.	4.500%	5/20/2030	AUD	15,000	10,559
International Finance Corp.	4.250%	12/16/2030	GBP	2,350	3,148
International Finance Corp.	3.635%	8/26/2033	AUD	6,500	4,189
International Finance Corp.	1.500%	4/15/2035	AUD	13,020	6,679
Nordic Investment Bank	4.375%	2/21/2030	NZD	2,500	1,486
					6,017,551
Sweden (0.4%)
Kingdom of Sweden	0.750%	5/12/2028	SEK	100,000	10,476
Kingdom of Sweden	2.000%	6/26/2028	EUR	54,000	62,319
Kingdom of Sweden	0.750%	11/12/2029	SEK	298,515	30,438
Kingdom of Sweden	0.125%	5/12/2031	SEK	582,080	55,785
Kingdom of Sweden	2.250%	6/1/2032	SEK	188,345	19,926
Kingdom of Sweden	1.750%	11/11/2033	SEK	195,000	19,720
Kingdom of Sweden	2.250%	5/11/2035	SEK	370,000	38,266
Kingdom of Sweden	2.500%	10/15/2036	SEK	415,000	43,285
Kingdom of Sweden	2.750%	2/9/2037	SEK	100,000	10,667
Kingdom of Sweden	1.375%	6/23/2071	SEK	168,410	9,951
Kommuninvest I Sverige AB	2.375%	7/3/2029	EUR	30,000	34,695
Kommuninvest I Sverige AB	3.250%	11/12/2029	SEK	120,000	13,170
Kommuninvest I Sverige AB	3.250%	6/12/2030	SEK	200,000	21,931
Kommuninvest I Sverige AB	2.750%	11/12/2030	SEK	500,000	53,603
Svensk Exportkredit AB	2.750%	2/23/2028	EUR	25,000	29,209
					453,441
97

Total International Bond Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
Switzerland (0.4%)
Canton of Basel-Landschaft	1.375%	9/29/2034	CHF	8,465	11,351
Canton of Basel-Landschaft	1.000%	3/5/2040	CHF	5,000	6,429
Canton of Geneva Switzerland	1.625%	7/30/2029	CHF	1,805	2,391
Canton of Geneva Switzerland	0.400%	4/28/2036	CHF	2,545	3,117
Canton of Geneva Switzerland	0.600%	7/4/2046	CHF	1,520	1,779
Canton of Solothurn	1.000%	2/20/2045	CHF	10,000	12,715
Canton of Vaud	2.000%	10/24/2033	CHF	4,540	6,348
Canton of Zurich	1.250%	12/3/2032	CHF	1,525	2,028
Canton of Zurich	1.300%	6/24/2037	CHF	5,485	7,354
Canton of Zurich	2.000%	7/29/2038	CHF	5,100	7,371
Canton of Zurich	0.250%	7/12/2039	CHF	13,875	16,293
City of Zurich Switzerland	2.550%	3/10/2036	CHF	10,000	14,700
Swiss Confederation	3.250%	6/27/2027	CHF	4,593	6,089
Swiss Confederation	0.500%	5/27/2030	CHF	26,454	34,224
Swiss Confederation	2.250%	6/22/2031	CHF	44,889	63,175
Swiss Confederation	0.500%	6/27/2032	CHF	7,246	9,383
Swiss Confederation	3.500%	4/8/2033	CHF	10,512	16,383
Swiss Confederation	0.000%	6/26/2034	CHF	14,655	18,214
Swiss Confederation	0.250%	6/23/2035	CHF	52,207	65,948
Swiss Confederation	2.500%	3/8/2036	CHF	10,137	15,597
Swiss Confederation	1.500%	10/26/2038	CHF	10,000	14,347
Swiss Confederation	0.500%	5/28/2040	CHF	6,000	7,626
Swiss Confederation	1.500%	4/30/2042	CHF	20,974	30,589
Swiss Confederation	1.250%	6/28/2043	CHF	13,007	18,420
Swiss Confederation	0.500%	6/28/2045	CHF	17,757	22,227
Swiss Confederation	4.000%	1/6/2049	CHF	14,337	31,492
Swiss Confederation	0.500%	5/24/2055	CHF	3,188	3,964
Swiss Confederation	0.500%	5/30/2058	CHF	19,513	24,371
Swiss Confederation	2.000%	6/25/2064	CHF	2,449	4,702
					478,627
Thailand (0.9%)
Kingdom of Thailand	1.000%	6/17/2027	THB	1,423,372	43,630
Kingdom of Thailand	2.400%	11/17/2027	THB	1,000,000	31,265
Kingdom of Thailand	3.580%	12/17/2027	THB	466,275	14,860
Kingdom of Thailand	5.670%	3/13/2028	THB	61,239	2,033
Kingdom of Thailand	2.050%	4/17/2028	THB	820,000	25,576
Kingdom of Thailand	2.650%	6/17/2028	THB	1,100,000	34,750
Kingdom of Thailand	2.875%	12/17/2028	THB	839,187	26,786
Kingdom of Thailand	2.400%	3/17/2029	THB	1,485,000	46,893
Kingdom of Thailand	1.190%	4/17/2029	THB	100,000	3,056
Kingdom of Thailand	4.875%	6/22/2029	THB	887,982	30,171
Kingdom of Thailand	2.500%	11/17/2029	THB	600,000	19,084
Kingdom of Thailand	1.600%	12/17/2029	THB	744,661	22,950
Kingdom of Thailand	1.660%	3/17/2030	THB	870,000	26,860
Kingdom of Thailand	1.340%	3/17/2031	THB	1,350,000	40,838
Kingdom of Thailand	3.650%	6/20/2031	THB	627,711	21,181
Kingdom of Thailand	2.000%	12/17/2031	THB	1,142,818	35,702
Kingdom of Thailand	3.775%	6/25/2032	THB	769,585	26,320
Kingdom of Thailand	3.350%	6/17/2033	THB	995,000	33,453
Kingdom of Thailand	2.800%	6/17/2034	THB	835,000	27,017
Kingdom of Thailand	2.410%	3/17/2035	THB	1,100,000	34,545
Kingdom of Thailand	1.600%	6/17/2035	THB	153,099	4,490
Kingdom of Thailand	1.585%	12/17/2035	THB	1,231,603	35,942
Kingdom of Thailand	1.840%	5/17/2036	THB	450,000	13,428
Kingdom of Thailand	3.400%	6/17/2036	THB	1,181,203	39,929
Kingdom of Thailand	3.390%	6/17/2037	THB	1,091,000	36,992
Kingdom of Thailand	4.260%	12/12/2037	THB	141,362	5,058
Kingdom of Thailand	3.300%	6/17/2038	THB	1,076,247	35,701
Kingdom of Thailand	2.700%	6/17/2040	THB	1,370,000	42,583
Kingdom of Thailand	3.800%	6/14/2041	THB	76,549	2,691
Kingdom of Thailand	2.000%	6/17/2042	THB	970,118	26,580
Kingdom of Thailand	3.450%	6/17/2043	THB	1,110,000	36,197
Kingdom of Thailand	4.675%	6/29/2044	THB	429,761	16,374
Kingdom of Thailand	2.980%	6/17/2045	THB	1,075,000	32,724
Kingdom of Thailand	2.875%	6/17/2046	THB	576,435	17,080
Kingdom of Thailand	3.140%	6/17/2047	THB	811,000	25,068
Kingdom of Thailand	1.875%	6/17/2049	THB	472,937	11,665
Kingdom of Thailand	3.150%	6/17/2050	THB	630,000	19,480
98

Total International Bond Index Fund
		Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
	Kingdom of Thailand	2.750%	6/17/2052	THB	137,200	3,928
	Kingdom of Thailand	4.000%	6/17/2055	THB	1,024,340	36,730
	Kingdom of Thailand	4.850%	6/17/2061	THB	9,492	395
	Kingdom of Thailand	4.000%	6/17/2066	THB	338,447	12,363
	Kingdom of Thailand	3.600%	6/17/2067	THB	895,459	30,238
	Kingdom of Thailand	2.500%	6/17/2071	THB	293,000	7,520
	Kingdom of Thailand	4.000%	6/17/2072	THB	694,000	25,643
	Kingdom of Thailand	2.440%	6/17/2077	THB	450,000	11,389
						1,077,158
United Kingdom (5.7%)
[3]	Community Finance Co. 1 plc	5.017%	7/31/2034	GBP	2,253	2,990
[6]	LCR Finance plc	4.500%	12/7/2028	GBP	5,843	7,915
[6]	LCR Finance plc	5.100%	3/7/2051	GBP	3,433	4,191
	United Kingdom Gilt	4.250%	12/7/2027	GBP	11,150	15,132
	United Kingdom Gilt	4.375%	3/7/2028	GBP	320,361	435,122
	United Kingdom Gilt	4.500%	6/7/2028	GBP	195,316	265,853
	United Kingdom Gilt	0.500%	1/31/2029	GBP	69,837	85,599
	United Kingdom Gilt	4.125%	7/22/2029	GBP	312,503	420,426
	United Kingdom Gilt	4.375%	3/7/2030	GBP	332,597	450,637
	United Kingdom Gilt	0.375%	10/22/2030	GBP	44,525	50,678
	United Kingdom Gilt	4.750%	12/7/2030	GBP	64,441	88,742
	United Kingdom Gilt	4.125%	3/7/2031	GBP	291,000	388,247
	United Kingdom Gilt	4.000%	10/22/2031	GBP	166,289	219,591
	United Kingdom Gilt	1.000%	1/31/2032	GBP	70,000	77,922
	United Kingdom Gilt	4.250%	6/7/2032	GBP	98,346	131,139
	United Kingdom Gilt	3.250%	1/31/2033	GBP	170,000	211,405
	United Kingdom Gilt	4.125%	3/7/2033	GBP	124,400	162,909
	United Kingdom Gilt	0.875%	7/31/2033	GBP	193,000	200,164
	United Kingdom Gilt	4.625%	1/31/2034	GBP	115,100	154,243
	United Kingdom Gilt	4.250%	7/31/2034	GBP	52,279	67,906
	United Kingdom Gilt	4.500%	9/7/2034	GBP	44,109	58,383
	United Kingdom Gilt	4.500%	3/7/2035	GBP	130,408	171,424
	United Kingdom Gilt	0.625%	7/31/2035	GBP	98,948	91,521
	United Kingdom Gilt	4.750%	10/22/2035	GBP	33,048	43,995
	United Kingdom Gilt	4.250%	3/7/2036	GBP	70,175	89,465
	United Kingdom Gilt	4.875%	7/31/2036	GBP	39,745	53,156
	United Kingdom Gilt	4.625%	3/7/2037	GBP	10,800	14,060
	United Kingdom Gilt	1.750%	9/7/2037	GBP	74,538	71,808
	United Kingdom Gilt	3.750%	1/29/2038	GBP	301,747	356,762
	United Kingdom Gilt	4.750%	12/7/2038	GBP	59,702	77,294
	United Kingdom Gilt	1.125%	1/31/2039	GBP	130,949	110,028
	United Kingdom Gilt	4.250%	9/7/2039	GBP	25,889	31,587
	United Kingdom Gilt	4.375%	1/31/2040	GBP	201,012	246,761
	United Kingdom Gilt	4.250%	12/7/2040	GBP	25,406	30,516
	United Kingdom Gilt	5.250%	1/31/2041	GBP	36,837	49,189
	United Kingdom Gilt	1.250%	10/22/2041	GBP	99,525	76,433
	United Kingdom Gilt	4.500%	12/7/2042	GBP	76,190	92,212
	United Kingdom Gilt	4.750%	10/22/2043	GBP	122,580	151,266
	United Kingdom Gilt	3.250%	1/22/2044	GBP	68,116	68,299
	United Kingdom Gilt	3.500%	1/22/2045	GBP	74,660	76,786
	United Kingdom Gilt	0.875%	1/31/2046	GBP	59,579	35,305
	United Kingdom Gilt	4.250%	12/7/2046	GBP	79,111	89,381
	United Kingdom Gilt	1.500%	7/22/2047	GBP	85,600	56,849
	United Kingdom Gilt	1.750%	1/22/2049	GBP	56,486	38,509
	United Kingdom Gilt	4.250%	12/7/2049	GBP	53,888	59,735
	United Kingdom Gilt	0.625%	10/22/2050	GBP	58,909	26,818
	United Kingdom Gilt	1.250%	7/31/2051	GBP	124,644	68,729
	United Kingdom Gilt	3.750%	7/22/2052	GBP	53,582	53,575
	United Kingdom Gilt	1.500%	7/31/2053	GBP	73,769	42,059
	United Kingdom Gilt	3.750%	10/22/2053	GBP	117,524	116,076
	United Kingdom Gilt	4.375%	7/31/2054	GBP	218,520	241,151
	United Kingdom Gilt	1.625%	10/22/2054	GBP	50,592	29,426
	United Kingdom Gilt	4.250%	12/7/2055	GBP	79,510	85,630
	United Kingdom Gilt	1.750%	7/22/2057	GBP	92,515	53,681
	United Kingdom Gilt	4.000%	1/22/2060	GBP	48,637	49,540
	United Kingdom Gilt	0.500%	10/22/2061	GBP	90,029	28,026
	United Kingdom Gilt	4.000%	10/22/2063	GBP	78,331	78,780
	United Kingdom Gilt	2.500%	7/22/2065	GBP	68,527	47,296
	United Kingdom Gilt	3.500%	7/22/2068	GBP	68,734	61,668
99

Total International Bond Index Fund
		Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
	United Kingdom Gilt	1.625%	10/22/2071	GBP	65,836	32,529
	United Kingdom Gilt	1.125%	10/22/2073	GBP	31,639	12,050
						6,708,569
Total Sovereign Bonds (Cost $97,914,314)						91,291,184
					Shares
Temporary Cash Investments (1.2%)
Money Market Fund (1.2%)
[12]	Vanguard Market Liquidity Fund (Cost $1,483,890)	3.685%			14,840,564	1,483,908
Total Investments (99.1%) (Cost $123,216,053)						117,100,774
Other Assets and Liabilities—Net (0.9%)						1,039,192
Net Assets (100.0%)						118,139,966
Cost is in $000.
•	See Note A in Notes to Financial Statements.
1	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2026, the aggregate value was $22,800,440, representing 19.3% of net assets.
2	Guaranteed by the Republic of Austria.
3	The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
4	Guaranteed by the Government of Japan.
5	Guaranteed by the Kingdom of the Netherlands.
6	Guaranteed by the Government of the United Kingdom.
7	Guaranteed by multiple countries.
8	Securities with a value of $1,789,684 have been segregated as collateral for open forward currency contracts.
9	Securities with a value of $2,265,782 have been pledged as collateral for open forward currency contracts.
10	Securities with a value of $7,585 have been segregated as initial margin for open futures contracts.
11	Guaranteed by the Federal Republic of Germany.
12	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
DAC—Designated Activity Company.
GMTN—Global Medium Term Note.
REIT—Real Estate Investment Trust.
AUD—Australian dollar.
CAD—Canadian dollar.
CHF—Swiss franc.
CLP—Chilean peso.
CNY—Chinese renminbi.
CZK—Czech koruna.
DKK—Danish krone.
EUR—euro.
GBP—British pound.
HKD—Hong Kong dollar.
HUF—Hungarian forint.
IDR—Indonesian rupiah.
ILS—Israeli shekel.
JPY—Japanese yen.
KRW—Korean won.
MXN—Mexican peso.
MYR—Malaysian ringgit.
NOK—Norwegian krone.
NZD—New Zealand dollar.
PEN—Peruvian sol.
PLN—Polish zloty.
RON—Romanian leu.
SEK—Swedish krona.
SGD—Singapore dollar.
THB—Thai baht.
USD—U.S. dollar.
100

Total International Bond Index Fund

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
Euro-BTP	June 2026	231	31,710	70
Euro-Schatz	June 2026	10,033	1,245,230	(10,972)
Long Gilt	June 2026	335	39,472	(3,133)
				(14,035)

Short Futures Contracts
Euro-Bund	June 2026	(560)	(82,392)	(26)
				(14,061)

Forward Currency Contracts
Counterparty	Contract Settlement Date	Contract Amount (000)				Unrealized Appreciation ($000)	Unrealized Depreciation ($000)
			Receive		Deliver
State Street Bank & Trust Co.	6/2/2026	AUD	150,000	USD	107,217	712	—
State Street Bank & Trust Co.	5/4/2026	AUD	122,130	USD	83,612	4,309	—
Toronto-Dominion Bank	5/1/2026	CAD	246,269	USD	176,699	4,609	—
Barclays Bank plc	6/1/2026	CAD	87,000	USD	63,988	147	—
State Street Bank & Trust Co.	6/1/2026	CAD	15,906	USD	11,702	24	—
JPMorgan Chase Bank, N.A.	5/5/2026	CHF	224,760	USD	286,983	829	—
Toronto-Dominion Bank	5/5/2026	CHF	173,281	USD	221,572	319	—
UBS AG	6/2/2026	CHF	5,991	USD	7,684	11	—
State Street Bank & Trust Co.	5/6/2026	CLP	36,800,000	USD	41,081	—	(183)
UBS AG	5/6/2026	CLP	36,800,000	USD	41,026	—	(128)
Citibank, N.A.	5/6/2026	CLP	36,800,000	USD	40,934	—	(36)
Wells Fargo Bank N.A.	5/6/2026	CLP	36,891,846	USD	40,776	224	—
UBS AG	5/6/2026	CLP	36,800,000	USD	40,721	176	—
Standard Chartered Bank	5/7/2026	CNY	6,220,071	USD	911,130	—	(3,951)
HSBC Bank plc	5/7/2026	CNY	4,146,714	USD	606,777	—	(1,991)
BNP Paribas	5/5/2026	CZK	5,361,916	USD	256,963	1,118	—
Canadian Imperial Bank of Commerce	5/5/2026	CZK	2,762,199	USD	132,416	535	—
Standard Chartered Bank	5/5/2026	CZK	914,000	USD	43,997	—	(4)
The Bank of New York Mellon Corp.	5/5/2026	CZK	235,000	USD	11,298	13	—
JPMorgan Chase Bank, N.A.	5/5/2026	CZK	233,695	USD	10,965	283	—
JPMorgan Chase Bank, N.A.	5/4/2026	DKK	46,615	USD	7,199	124	—
Toronto-Dominion Bank	5/5/2026	EUR	8,952,966	USD	10,492,236	17,866	—
Wells Fargo Bank N.A.	5/5/2026	EUR	5,400,000	USD	6,317,055	22,137	—
Canadian Imperial Bank of Commerce	5/5/2026	EUR	4,050,000	USD	4,741,044	13,350	—
JPMorgan Chase Bank, N.A.	5/5/2026	EUR	2,810,693	USD	3,288,845	10,695	—
The Bank of New York Mellon Corp.	5/5/2026	EUR	1,871,000	USD	2,193,697	2,716	—
Societe Generale SA	5/5/2026	EUR	1,800,000	USD	2,114,325	—	(1,261)
Credit Agricole CIB	5/5/2026	EUR	1,800,000	USD	2,106,450	6,614	—
Societe Generale SA	5/5/2026	EUR	1,757,000	USD	2,054,450	8,135	—
Royal Bank of Canada	5/5/2026	EUR	1,432,553	USD	1,680,457	1,252	—
The Bank of New York Mellon Corp.	5/5/2026	EUR	1,350,000	USD	1,586,295	—	(1,497)
Commonwealth Bank of Australia	5/5/2026	EUR	1,350,000	USD	1,579,680	5,118	—
Wells Fargo Bank N.A.	6/2/2026	EUR	1,132,000	USD	1,329,354	1,273	—
Standard Chartered Bank	5/5/2026	EUR	1,041,130	USD	1,221,176	1,030	—
Citibank, N.A.	5/5/2026	EUR	900,000	USD	1,057,455	—	(923)
Canadian Imperial Bank of Commerce	5/5/2026	EUR	900,000	USD	1,057,186	—	(654)
101

Total International Bond Index Fund
Forward Currency Contracts (continued)
Counterparty	Contract Settlement Date	Contract Amount (000)				Unrealized Appreciation ($000)	Unrealized Depreciation ($000)
			Receive		Deliver
State Street Bank & Trust Co.	5/5/2026	EUR	900,000	USD	1,052,216	4,316	—
HSBC Bank plc	5/5/2026	EUR	743,341	USD	869,793	2,832	—
BNP Paribas	5/5/2026	EUR	609,723	USD	714,113	1,656	—
Barclays Bank plc	5/5/2026	EUR	596,148	USD	699,312	521	—
UBS AG	5/5/2026	EUR	458,122	USD	536,387	1,413	—
Commonwealth Bank of Australia	5/5/2026	EUR	450,000	USD	529,037	—	(771)
Royal Bank of Canada	5/5/2026	EUR	450,000	USD	528,570	—	(304)
Wells Fargo Bank N.A.	5/5/2026	EUR	450,000	USD	528,480	—	(214)
Deutsche Bank AG	5/5/2026	EUR	450,000	USD	528,480	—	(214)
Bank of Montreal	5/5/2026	EUR	450,000	USD	526,905	1,361	—
Deutsche Bank AG	5/5/2026	EUR	450,000	USD	526,725	1,541	—
Bank of America, N.A.	5/5/2026	EUR	450,000	USD	524,700	3,566	—
HSBC Bank plc	5/5/2026	GBP	2,248,000	USD	3,054,695	4,255	—
Wells Fargo Bank N.A.	5/5/2026	GBP	1,666,000	USD	2,263,844	3,153	—
Toronto-Dominion Bank	5/5/2026	GBP	746,602	USD	1,002,602	13,333	—
Royal Bank of Canada	5/5/2026	GBP	674,000	USD	915,865	1,276	—
BNP Paribas	6/2/2026	GBP	45,037	USD	61,189	92	—
Citibank, N.A.	5/5/2026	HKD	400,500	USD	51,108	35	—
State Street Bank & Trust Co.	6/2/2026	HKD	158,000	USD	20,191	7	—
Societe Generale SA	5/5/2026	HUF	38,341,134	USD	122,417	1,111	—
Deutsche Bank AG	5/5/2026	HUF	28,667,134	USD	91,419	942	—
Standard Chartered Bank	5/5/2026	HUF	9,674,000	USD	31,129	39	—
Deutsche Bank AG	5/5/2026	IDR	7,692,193,304	USD	446,376	—	(1,936)
Citibank, N.A.	5/5/2026	IDR	3,846,096,652	USD	222,408	—	(188)
Standard Chartered Bank	5/5/2026	IDR	3,846,096,652	USD	221,868	352	—
Deutsche Bank AG	5/5/2026	IDR	3,846,096,652	USD	221,420	800	—
Standard Chartered Bank	5/5/2026	IDR	1,528,487,268	USD	88,668	—	(356)
Deutsche Bank AG	6/3/2026	IDR	348,269,000	USD	20,152	—	(52)
Toronto-Dominion Bank	5/4/2026	ILS	21,901	USD	6,946	483	—
Wells Fargo Bank N.A.	5/7/2026	JPY	531,293,357	USD	3,350,188	45,467	—
Toronto-Dominion Bank	5/7/2026	JPY	306,733,446	USD	1,957,205	3,219	—
Standard Chartered Bank	5/7/2026	JPY	302,544,667	USD	1,913,609	20,045	—
Deutsche Bank AG	5/7/2026	JPY	213,330,000	USD	1,345,165	18,291	—
Commonwealth Bank of Australia	5/7/2026	JPY	142,220,000	USD	908,029	941	—
BNP Paribas	5/7/2026	JPY	142,220,000	USD	896,765	12,206	—
HSBC Bank plc	5/7/2026	JPY	142,220,000	USD	890,163	18,808	—
JPMorgan Chase Bank, N.A.	5/7/2026	JPY	71,110,000	USD	453,800	685	—
The Bank of New York Mellon Corp.	5/7/2026	JPY	71,110,000	USD	446,755	7,730	—
State Street Bank & Trust Co.	6/2/2026	JPY	20,820,000	USD	132,965	405	—
JPMorgan Chase Bank, N.A.	6/2/2026	JPY	5,458,987	USD	34,912	57	—
State Street Bank & Trust Co.	5/7/2026	KRW	1,748,572,525	USD	1,180,276	6,806	—
State Street Bank & Trust Co.	5/7/2026	KRW	865,325,384	USD	587,997	—	(539)
Deutsche Bank AG	5/7/2026	KRW	582,891,642	USD	393,147	2,570	—
Wells Fargo Bank N.A.	5/7/2026	KRW	432,662,692	USD	293,430	299	—
BNP Paribas	5/7/2026	KRW	432,662,692	USD	293,231	498	—
HSBC Bank plc	5/7/2026	KRW	432,662,692	USD	293,013	716	—
Toronto-Dominion Bank	5/5/2026	MXN	9,829,300	USD	561,289	1,168	—
JPMorgan Chase Bank, N.A.	5/5/2026	MXN	580,333	USD	32,089	1,119	—
BNP Paribas	5/5/2026	MYR	1,995,060	USD	504,695	—	(2,197)
Bank of America, N.A.	5/5/2026	MYR	997,530	USD	252,475	—	(1,226)
HSBC Bank plc	5/5/2026	MYR	997,530	USD	251,806	—	(557)
Citibank, N.A.	5/5/2026	MYR	997,530	USD	251,330	—	(81)
BNP Paribas	5/5/2026	NOK	2,038,000	USD	219,079	887	—
102

Total International Bond Index Fund
Forward Currency Contracts (continued)
Counterparty	Contract Settlement Date	Contract Amount (000)				Unrealized Appreciation ($000)	Unrealized Depreciation ($000)
			Receive		Deliver
Deutsche Bank AG	5/5/2026	NOK	348,870	USD	37,459	195	—
Standard Chartered Bank	6/3/2026	NZD	80,000	USD	46,982	333	—
State Street Bank & Trust Co.	5/6/2026	PEN	447,143	USD	126,864	557	—
Wells Fargo Bank N.A.	5/6/2026	PEN	283,240	USD	80,290	423	—
Wells Fargo Bank N.A.	5/6/2026	PEN	28,473	USD	8,132	—	(18)
Wells Fargo Bank N.A.	5/5/2026	PLN	1,231,463	USD	338,700	1,031	—
Deutsche Bank AG	5/5/2026	PLN	750,344	USD	206,122	880	—
Canadian Imperial Bank of Commerce	5/5/2026	PLN	376,541	USD	103,332	547	—
UBS AG	5/5/2026	PLN	375,172	USD	103,258	243	—
Toronto-Dominion Bank	5/5/2026	PLN	375,172	USD	102,928	573	—
Standard Chartered Bank	5/5/2026	PLN	271,000	USD	74,668	94	—
JPMorgan Chase Bank, N.A.	5/5/2026	PLN	128,764	USD	34,538	984	—
Deutsche Bank AG	5/5/2026	RON	1,565,732	USD	356,611	—	(3,003)
Standard Chartered Bank	5/5/2026	RON	49,000	USD	11,070	—	(4)
State Street Bank & Trust Co.	5/5/2026	RON	37,177	USD	8,388	8	—
Deutsche Bank AG	5/5/2026	SEK	4,852,922	USD	523,246	2,517	—
HSBC Bank plc	5/5/2026	SEK	3,567,618	USD	384,704	1,809	—
JPMorgan Chase Bank, N.A.	5/5/2026	SEK	159,551	USD	16,778	508	—
UBS AG	5/5/2026	SGD	378,628	USD	295,686	1,892	—
Wells Fargo Bank N.A.	5/5/2026	SGD	189,314	USD	147,740	1,050	—
BNP Paribas	6/3/2026	SGD	27,000	USD	21,238	26	—
Toronto-Dominion Bank	5/5/2026	SGD	16,189	USD	12,579	145	—
UBS AG	5/6/2026	THB	8,517,507	USD	261,221	188	—
UBS AG	5/6/2026	THB	6,997,507	USD	216,173	—	(1,411)
JPMorgan Chase Bank, N.A.	5/6/2026	THB	6,997,507	USD	215,773	—	(1,011)
Standard Chartered Bank	5/6/2026	THB	6,997,507	USD	215,573	—	(812)
BNP Paribas	5/6/2026	THB	6,997,507	USD	213,795	966	—
Commonwealth Bank of Australia	5/4/2026	USD	2,193,913	AUD	3,204,476	—	(112,980)
Commonwealth Bank of Australia	6/2/2026	USD	2,241,587	AUD	3,119,466	—	(2,944)
JPMorgan Chase Bank, N.A.	6/2/2026	USD	1,157,170	AUD	1,610,361	—	(1,524)
State Street Bank & Trust Co.	6/2/2026	USD	1,157,167	AUD	1,610,361	—	(1,527)
State Street Bank & Trust Co.	5/4/2026	USD	1,012,582	AUD	1,478,989	—	(52,137)
JPMorgan Chase Bank, N.A.	5/4/2026	USD	1,012,575	AUD	1,478,989	—	(52,145)
Wells Fargo Bank N.A.	5/4/2026	USD	123,969	AUD	180,000	—	(5,613)
Royal Bank of Canada	5/4/2026	USD	67,244	AUD	94,819	—	(1,016)
Royal Bank of Canada	5/1/2026	USD	1,903,808	CAD	2,653,360	—	(49,642)
Royal Bank of Canada	6/1/2026	USD	1,779,783	CAD	2,421,163	—	(5,044)
Bank of Montreal	5/1/2026	USD	1,692,862	CAD	2,358,000	—	(43,139)
Canadian Imperial Bank of Commerce	6/1/2026	USD	1,638,498	CAD	2,229,338	—	(4,920)
The Bank of New York Mellon Corp.	5/1/2026	USD	1,566,642	CAD	2,180,389	—	(38,599)
Toronto-Dominion Bank	6/1/2026	USD	1,466,365	CAD	1,993,280	—	(3,036)
Toronto-Dominion Bank	5/1/2026	USD	1,152,777	CAD	1,606,640	—	(30,060)
Canadian Imperial Bank of Commerce	5/1/2026	USD	1,067,774	CAD	1,488,000	—	(27,718)
Bank of Montreal	6/1/2026	USD	966,632	CAD	1,313,973	—	(1,999)
The Bank of New York Mellon Corp.	6/1/2026	USD	659,837	CAD	900,000	—	(3,623)
HSBC Bank plc	6/1/2026	USD	586,642	CAD	799,798	—	(2,951)
State Street Bank & Trust Co.	5/1/2026	USD	326,402	CAD	454,000	—	(7,841)
UBS AG	5/1/2026	USD	19,707	CAD	27,333	—	(415)
Wells Fargo Bank N.A.	5/1/2026	USD	15,267	CAD	21,100	—	(267)
State Street Bank & Trust Co.	6/2/2026	USD	1,053,935	CHF	823,025	—	(3,173)
UBS AG	5/5/2026	USD	799,380	CHF	637,811	—	(17,357)
State Street Bank & Trust Co.	5/5/2026	USD	298,803	CHF	239,231	—	(7,539)
JPMorgan Chase Bank, N.A.	6/2/2026	USD	270,308	CHF	210,752	—	(386)
103

Total International Bond Index Fund
Forward Currency Contracts (continued)
Counterparty	Contract Settlement Date	Contract Amount (000)				Unrealized Appreciation ($000)	Unrealized Depreciation ($000)
			Receive		Deliver
Toronto-Dominion Bank	5/5/2026	USD	229,089	CHF	183,416	—	(5,780)
Toronto-Dominion Bank	6/2/2026	USD	222,244	CHF	173,281	—	(321)
JPMorgan Chase Bank, N.A.	5/5/2026	USD	180,618	CHF	144,608	—	(4,557)
HSBC Bank plc	5/5/2026	USD	20,111	CHF	16,000	—	(377)
UBS AG	5/6/2026	USD	81,516	CLP	75,744,196	—	(2,663)
State Street Bank & Trust Co.	5/6/2026	USD	62,444	CLP	57,733,825	—	(1,719)
Citibank, N.A.	5/6/2026	USD	54,649	CLP	50,613,825	—	(1,601)
Wells Fargo Bank N.A.	6/3/2026	USD	40,778	CLP	36,891,846	—	(223)
State Street Bank & Trust Co.	6/3/2026	USD	41,083	CLP	36,800,000	183	—
UBS AG	6/3/2026	USD	41,028	CLP	36,800,000	129	—
Citibank, N.A.	6/3/2026	USD	40,936	CLP	36,800,000	37	—
UBS AG	6/3/2026	USD	40,725	CLP	36,800,000	—	(175)
Standard Chartered Bank	6/2/2026	USD	912,784	CNY	6,220,071	3,346	—
HSBC Bank plc	5/7/2026	USD	865,624	CNY	5,960,763	—	(3,736)
Standard Chartered Bank	5/7/2026	USD	639,004	CNY	4,406,022	—	(3,600)
HSBC Bank plc	6/2/2026	USD	607,853	CNY	4,146,714	1,561	—
BNP Paribas	6/2/2026	USD	257,058	CZK	5,361,916	—	(1,120)
Wells Fargo Bank N.A.	5/5/2026	USD	131,174	CZK	2,805,955	—	(3,883)
Canadian Imperial Bank of Commerce	6/2/2026	USD	132,462	CZK	2,762,199	—	(539)
Deutsche Bank AG	5/5/2026	USD	127,404	CZK	2,723,427	—	(3,681)
Toronto-Dominion Bank	5/5/2026	USD	127,398	CZK	2,723,427	—	(3,686)
Standard Chartered Bank	5/5/2026	USD	47,106	CZK	1,004,000	—	(1,219)
Standard Chartered Bank	6/2/2026	USD	44,013	CZK	914,000	3	—
Citibank, N.A.	5/5/2026	USD	11,821	CZK	250,000	—	(212)
Deutsche Bank AG	6/2/2026	USD	587,011	DKK	3,745,712	—	(2,372)
Deutsche Bank AG	5/4/2026	USD	563,877	DKK	3,662,328	—	(11,449)
HSBC Bank plc	5/4/2026	USD	20,509	DKK	130,000	87	—
State Street Bank & Trust Co.	5/5/2026	USD	19,741,575	EUR	17,116,637	—	(352,054)
State Street Bank & Trust Co.	6/2/2026	USD	19,053,973	EUR	16,240,950	—	(36,706)
Toronto-Dominion Bank	5/5/2026	USD	11,273,636	EUR	9,775,104	—	(201,594)
Toronto-Dominion Bank	6/2/2026	USD	10,740,859	EUR	9,152,966	—	(18,141)
Societe Generale SA	5/5/2026	USD	7,263,863	EUR	6,295,000	—	(125,988)
Wells Fargo Bank N.A.	6/2/2026	USD	6,325,325	EUR	5,400,000	—	(22,187)
Wells Fargo Bank N.A.	5/5/2026	USD	6,015,029	EUR	5,199,500	—	(88,789)
Canadian Imperial Bank of Commerce	6/2/2026	USD	4,747,288	EUR	4,050,000	—	(13,350)
HSBC Bank plc	5/5/2026	USD	3,772,218	EUR	3,273,000	—	(70,036)
The Bank of New York Mellon Corp.	5/5/2026	USD	3,637,676	EUR	3,149,000	—	(59,010)
JPMorgan Chase Bank, N.A.	6/2/2026	USD	3,293,161	EUR	2,810,693	—	(10,714)
Royal Bank of Canada	5/5/2026	USD	2,877,850	EUR	2,497,767	—	(54,339)
Commonwealth Bank of Australia	5/5/2026	USD	2,594,121	EUR	2,249,075	—	(46,123)
JPMorgan Chase Bank, N.A.	5/5/2026	USD	2,563,753	EUR	2,226,000	—	(49,402)
Societe Generale SA	6/2/2026	USD	2,584,168	EUR	2,207,000	—	(10,085)
Canadian Imperial Bank of Commerce	5/5/2026	USD	2,369,621	EUR	2,055,590	—	(43,486)
The Bank of New York Mellon Corp.	6/2/2026	USD	2,196,592	EUR	1,871,000	—	(2,705)
Societe Generale SA	6/2/2026	USD	2,117,123	EUR	1,800,000	1,285	—
Credit Agricole CIB	6/2/2026	USD	2,109,217	EUR	1,800,000	—	(6,623)
Deutsche Bank AG	5/5/2026	USD	2,067,295	EUR	1,799,000	—	(44,595)
Royal Bank of Canada	6/2/2026	USD	1,682,663	EUR	1,432,553	—	(1,255)
The Bank of New York Mellon Corp.	6/2/2026	USD	1,588,395	EUR	1,350,000	1,518	—
Commonwealth Bank of Australia	6/2/2026	USD	1,581,759	EUR	1,350,000	—	(5,118)
Standard Chartered Bank	6/2/2026	USD	1,222,781	EUR	1,041,130	—	(1,032)
Citibank, N.A.	6/2/2026	USD	1,058,855	EUR	900,000	936	—
Canadian Imperial Bank of Commerce	6/2/2026	USD	1,058,583	EUR	900,000	665	—
104

Total International Bond Index Fund
Forward Currency Contracts (continued)
Counterparty	Contract Settlement Date	Contract Amount (000)				Unrealized Appreciation ($000)	Unrealized Depreciation ($000)
			Receive		Deliver
HSBC Bank plc	6/2/2026	USD	870,932	EUR	743,341	—	(2,839)
Barclays Bank plc	5/5/2026	USD	840,939	EUR	728,740	—	(14,547)
Standard Chartered Bank	5/5/2026	USD	812,013	EUR	703,648	—	(14,016)
UBS AG	5/5/2026	USD	721,627	EUR	627,000	—	(14,423)
BNP Paribas	6/2/2026	USD	715,047	EUR	609,723	—	(1,662)
Barclays Bank plc	6/2/2026	USD	700,229	EUR	596,148	—	(523)
UBS AG	6/2/2026	USD	537,087	EUR	458,122	—	(1,420)
Commonwealth Bank of Australia	6/2/2026	USD	529,735	EUR	450,000	775	—
Royal Bank of Canada	6/2/2026	USD	529,270	EUR	450,000	310	—
Wells Fargo Bank N.A.	6/2/2026	USD	529,180	EUR	450,000	221	—
Deutsche Bank AG	6/2/2026	USD	529,180	EUR	450,000	221	—
Bank of Montreal	6/2/2026	USD	527,598	EUR	450,000	—	(1,362)
Deutsche Bank AG	6/2/2026	USD	527,415	EUR	450,000	—	(1,545)
Bank of America, N.A.	6/2/2026	USD	525,382	EUR	450,000	—	(3,577)
Credit Agricole CIB	5/5/2026	USD	519,170	EUR	450,000	—	(9,095)
Citibank, N.A.	5/5/2026	USD	516,134	EUR	449,000	—	(10,958)
BNP Paribas	5/5/2026	USD	184,195	EUR	159,613	—	(3,179)
Bank of America, N.A.	5/5/2026	USD	23,495	EUR	20,000	16	—
Toronto-Dominion Bank	5/5/2026	USD	3,536	EUR	3,000	14	—
HSBC Bank plc	6/2/2026	USD	3,054,609	GBP	2,248,000	—	(4,234)
State Street Bank & Trust Co.	6/2/2026	USD	2,945,071	GBP	2,167,384	—	(4,078)
HSBC Bank plc	5/5/2026	USD	2,553,978	GBP	1,936,821	—	(81,537)
State Street Bank & Trust Co.	5/5/2026	USD	2,550,979	GBP	1,934,556	—	(81,454)
Wells Fargo Bank N.A.	5/5/2026	USD	2,210,694	GBP	1,676,490	—	(70,578)
Wells Fargo Bank N.A.	6/2/2026	USD	2,263,784	GBP	1,666,000	—	(3,135)
JPMorgan Chase Bank, N.A.	5/5/2026	USD	1,097,555	GBP	831,562	—	(33,986)
Royal Bank of Canada	6/2/2026	USD	915,840	GBP	674,000	—	(1,268)
Toronto-Dominion Bank	5/5/2026	USD	839,030	GBP	636,283	—	(26,787)
Royal Bank of Canada	5/5/2026	USD	626,592	GBP	475,179	—	(20,004)
Toronto-Dominion Bank	6/2/2026	USD	611,466	GBP	450,000	—	(847)
BNP Paribas	5/5/2026	USD	14,775	GBP	11,095	—	(323)
UBS AG	5/5/2026	USD	51,193	HKD	400,500	50	—
Citibank, N.A.	6/2/2026	USD	51,167	HKD	400,500	—	(32)
Societe Generale SA	6/2/2026	USD	122,220	HUF	38,341,134	—	(1,104)
JPMorgan Chase Bank, N.A.	5/5/2026	USD	100,040	HUF	33,704,634	—	(8,551)
BNP Paribas	5/5/2026	USD	99,597	HUF	33,704,634	—	(8,994)
Deutsche Bank AG	6/2/2026	USD	91,271	HUF	28,667,134	—	(937)
Standard Chartered Bank	6/2/2026	USD	31,078	HUF	9,674,000	—	(39)
Canadian Imperial Bank of Commerce	5/5/2026	USD	20,383	HUF	6,800,000	—	(1,525)
JPMorgan Chase Bank, N.A.	6/2/2026	USD	12,300	HUF	3,829,063	—	(16)
Standard Chartered Bank	5/5/2026	USD	7,362	HUF	2,473,000	—	(606)
Standard Chartered Bank	5/5/2026	USD	522,232	IDR	8,860,680,572	10,276	—
Deutsche Bank AG	6/3/2026	USD	445,976	IDR	7,692,193,304	2,028	—
Deutsche Bank AG	5/5/2026	USD	432,280	IDR	7,332,193,304	8,632	—
Citibank, N.A.	5/5/2026	USD	268,900	IDR	4,566,096,652	5,080	—
Citibank, N.A.	6/3/2026	USD	222,228	IDR	3,846,096,652	252	—
Standard Chartered Bank	6/3/2026	USD	221,664	IDR	3,846,096,652	—	(308)
Deutsche Bank AG	6/3/2026	USD	221,148	IDR	3,846,096,652	—	(824)
Standard Chartered Bank	6/3/2026	USD	88,588	IDR	1,528,487,268	372	—
Wells Fargo Bank N.A.	5/4/2026	USD	450,931	ILS	1,426,009	—	(32,825)
Wells Fargo Bank N.A.	6/2/2026	USD	367,288	ILS	1,090,581	—	(2,720)
Standard Chartered Bank	6/2/2026	USD	122,001	ILS	363,527	—	(1,335)
Citibank, N.A.	5/4/2026	USD	16,756	ILS	50,000	—	(206)
105

Total International Bond Index Fund
Forward Currency Contracts (continued)
Counterparty	Contract Settlement Date	Contract Amount (000)				Unrealized Appreciation ($000)	Unrealized Depreciation ($000)
			Receive		Deliver
Wells Fargo Bank N.A.	6/2/2026	USD	3,357,597	JPY	531,293,357	—	(45,778)
HSBC Bank plc	5/7/2026	USD	3,143,210	JPY	500,322,000	—	(54,498)
Toronto-Dominion Bank	5/7/2026	USD	2,455,163	JPY	390,099,333	—	(38,079)
Wells Fargo Bank N.A.	5/7/2026	USD	2,184,709	JPY	346,980,000	—	(32,943)
Toronto-Dominion Bank	6/2/2026	USD	1,961,506	JPY	306,733,446	—	(3,377)
Standard Chartered Bank	6/2/2026	USD	1,917,837	JPY	302,544,667	—	(20,214)
Deutsche Bank AG	5/7/2026	USD	1,794,325	JPY	284,938,000	—	(26,799)
Deutsche Bank AG	6/2/2026	USD	1,348,140	JPY	213,330,000	—	(18,416)
Bank of Montreal	5/7/2026	USD	899,846	JPY	142,940,000	—	(13,726)
Commonwealth Bank of Australia	6/2/2026	USD	910,034	JPY	142,220,000	—	(1,004)
BNP Paribas	6/2/2026	USD	898,751	JPY	142,220,000	—	(12,287)
HSBC Bank plc	6/2/2026	USD	892,144	JPY	142,220,000	—	(18,893)
Commonwealth Bank of Australia	5/7/2026	USD	883,129	JPY	140,182,850	—	(12,821)
Standard Chartered Bank	5/7/2026	USD	562,727	JPY	89,257,667	—	(7,746)
JPMorgan Chase Bank, N.A.	6/2/2026	USD	466,685	JPY	73,010,000	—	(1,005)
The Bank of New York Mellon Corp.	6/2/2026	USD	447,746	JPY	71,110,000	—	(7,773)
JPMorgan Chase Bank, N.A.	5/7/2026	USD	432,984	JPY	68,712,850	—	(6,180)
The Bank of New York Mellon Corp.	5/7/2026	USD	167,745	JPY	26,661,901	—	(2,660)
State Street Bank & Trust Co.	5/7/2026	USD	155,169	JPY	24,376,870	—	(631)
Canadian Imperial Bank of Commerce	5/7/2026	USD	1,518	JPY	240,000	—	(16)
State Street Bank & Trust Co.	5/7/2026	USD	2,255,173	KRW	3,396,307,696	—	(50,533)
State Street Bank & Trust Co.	6/4/2026	USD	1,169,298	KRW	1,730,650,768	—	(6,510)
State Street Bank & Trust Co.	6/4/2026	USD	588,480	KRW	865,325,384	578	—
Wells Fargo Bank N.A.	6/4/2026	USD	293,648	KRW	432,662,692	—	(304)
Deutsche Bank AG	6/4/2026	USD	293,514	KRW	432,662,692	—	(438)
BNP Paribas	6/4/2026	USD	293,470	KRW	432,662,692	—	(482)
HSBC Bank plc	6/4/2026	USD	293,229	KRW	432,662,692	—	(723)
HSBC Bank plc	5/7/2026	USD	283,849	KRW	424,538,462	—	(4,365)
Wells Fargo Bank N.A.	5/7/2026	USD	282,173	KRW	424,538,462	—	(6,041)
Deutsche Bank AG	5/7/2026	USD	162,842	KRW	249,393,000	—	(6,467)
State Street Bank & Trust Co.	5/5/2026	USD	559,526	MXN	10,119,467	—	(19,536)
Toronto-Dominion Bank	5/5/2026	USD	559,524	MXN	10,119,467	—	(19,538)
State Street Bank & Trust Co.	6/2/2026	USD	575,312	MXN	10,098,676	—	(1,196)
Toronto-Dominion Bank	6/2/2026	USD	559,966	MXN	9,829,300	—	(1,164)
BNP Paribas	6/3/2026	USD	505,102	MYR	1,995,060	2,016	—
BNP Paribas	5/5/2026	USD	474,563	MYR	1,905,160	—	(5,292)
Bank of America, N.A.	6/3/2026	USD	252,682	MYR	997,530	1,139	—
HSBC Bank plc	6/3/2026	USD	252,013	MYR	997,530	470	—
Citibank, N.A.	6/3/2026	USD	251,524	MYR	997,530	—	(19)
BNP Paribas	5/5/2026	USD	241,781	MYR	952,580	1,854	—
JPMorgan Chase Bank, N.A.	5/5/2026	USD	240,087	MYR	952,580	160	—
Bank of America, N.A.	5/5/2026	USD	237,272	MYR	952,580	—	(2,655)
Standard Chartered Bank	5/5/2026	USD	55,689	MYR	224,749	—	(919)
BNP Paribas	5/5/2026	USD	244,953	NOK	2,386,870	—	(12,666)
BNP Paribas	6/2/2026	USD	219,016	NOK	2,038,000	—	(884)
Deutsche Bank AG	6/2/2026	USD	37,449	NOK	348,870	—	(194)
Commonwealth Bank of Australia	5/4/2026	USD	362,105	NZD	632,533	—	(11,616)
HSBC Bank plc	6/3/2026	USD	346,071	NZD	591,570	—	(3,801)
JPMorgan Chase Bank, N.A.	6/3/2026	USD	153,726	NZD	260,836	—	(541)
State Street Bank & Trust Co.	5/4/2026	USD	66,200	NZD	115,922	—	(2,291)
JPMorgan Chase Bank, N.A.	5/4/2026	USD	59,364	NZD	103,950	—	(2,054)
State Street Bank & Trust Co.	5/6/2026	USD	161,019	PEN	562,319	777	—
State Street Bank & Trust Co.	6/3/2026	USD	126,611	PEN	447,143	—	(579)
106

Total International Bond Index Fund
Forward Currency Contracts (continued)
Counterparty	Contract Settlement Date	Contract Amount (000)				Unrealized Appreciation ($000)	Unrealized Depreciation ($000)
			Receive		Deliver
Wells Fargo Bank N.A.	6/3/2026	USD	80,114	PEN	283,240	—	(453)
Wells Fargo Bank N.A.	5/6/2026	USD	56,158	PEN	196,536	152	—
Wells Fargo Bank N.A.	6/2/2026	USD	338,688	PLN	1,231,463	—	(1,024)
Wells Fargo Bank N.A.	5/5/2026	USD	326,784	PLN	1,217,046	—	(8,969)
Standard Chartered Bank	5/5/2026	USD	287,709	PLN	1,074,364	—	(8,682)
Deutsche Bank AG	5/5/2026	USD	216,928	PLN	811,364	—	(6,908)
Deutsche Bank AG	6/2/2026	USD	206,113	PLN	750,344	—	(877)
Toronto-Dominion Bank	5/5/2026	USD	108,783	PLN	405,682	—	(3,135)
Canadian Imperial Bank of Commerce	6/2/2026	USD	103,327	PLN	376,541	—	(546)
UBS AG	6/2/2026	USD	103,254	PLN	375,172	—	(241)
Toronto-Dominion Bank	6/2/2026	USD	102,923	PLN	375,172	—	(572)
Standard Chartered Bank	6/2/2026	USD	74,664	PLN	271,000	—	(94)
JPMorgan Chase Bank, N.A.	6/2/2026	USD	8,555	PLN	31,051	—	(11)
Deutsche Bank AG	6/3/2026	USD	355,886	RON	1,565,732	3,030	—
Barclays Bank plc	5/5/2026	USD	266,421	RON	1,185,681	—	(1,355)
Wells Fargo Bank N.A.	5/5/2026	USD	91,650	RON	406,228	—	(94)
Standard Chartered Bank	6/3/2026	USD	11,048	RON	49,000	5	—
Standard Chartered Bank	5/5/2026	USD	7,443	RON	33,000	—	(9)
Wells Fargo Bank N.A.	5/5/2026	USD	6,098	RON	27,000	—	—
Deutsche Bank AG	6/2/2026	USD	524,018	SEK	4,852,922	—	(2,524)
HSBC Bank plc	6/2/2026	USD	385,272	SEK	3,567,618	—	(1,814)
Toronto-Dominion Bank	5/5/2026	USD	321,905	SEK	3,064,808	—	(10,134)
Credit Agricole CIB	5/5/2026	USD	246,849	SEK	2,321,824	—	(4,697)
Deutsche Bank AG	5/5/2026	USD	244,744	SEK	2,321,824	—	(6,801)
HSBC Bank plc	5/5/2026	USD	165,771	SEK	1,578,841	—	(5,280)
State Street Bank & Trust Co.	6/2/2026	USD	128,102	SEK	1,189,206	—	(926)
JPMorgan Chase Bank, N.A.	5/5/2026	USD	30,614	SEK	280,000	279	—
Standard Chartered Bank	5/5/2026	USD	11,209	SEK	103,000	50	—
Barclays Bank plc	5/5/2026	USD	10,746	SEK	99,000	20	—
BNP Paribas	5/5/2026	USD	321,855	SGD	413,722	—	(3,306)
State Street Bank & Trust Co.	5/5/2026	USD	300,154	SGD	386,722	—	(3,788)
UBS AG	6/3/2026	USD	296,288	SGD	378,628	—	(1,904)
Wells Fargo Bank N.A.	6/3/2026	USD	148,038	SGD	189,314	—	(1,059)
JPMorgan Chase Bank, N.A.	6/3/2026	USD	16,411	SGD	20,859	—	(17)
Standard Chartered Bank	5/6/2026	USD	440,991	THB	14,457,486	—	(2,726)
Standard Chartered Bank	6/4/2026	USD	226,038	THB	7,335,206	359	—
UBS AG	5/6/2026	USD	221,659	THB	7,228,743	—	(199)
JPMorgan Chase Bank, N.A.	5/6/2026	USD	220,658	THB	7,228,743	—	(1,201)
BNP Paribas	5/6/2026	USD	220,355	THB	7,228,743	—	(1,503)
UBS AG	6/4/2026	USD	216,239	THB	6,997,507	951	—
JPMorgan Chase Bank, N.A.	6/4/2026	USD	215,819	THB	6,997,507	531	—
UBS AG	6/4/2026	USD	214,763	THB	6,997,507	—	(526)
BNP Paribas	6/4/2026	USD	213,775	THB	6,997,507	—	(1,513)
HSBC Bank plc	5/6/2026	USD	11,051	THB	363,816	—	(115)
						353,957	(2,855,418)

See accompanying Notes, which are an integral part of the Financial Statements.
107

Total International Bond Index Fund
Statement of Assets and Liabilities
As of April 30, 2026

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value
Unaffiliated Issuers (Cost $121,732,163)	115,616,866
Affiliated Issuers (Cost $1,483,890)	1,483,908
Total Investments in Securities	117,100,774
Investment in Vanguard	2,795
Cash	116
Foreign Currency, at Value (Cost $779,899)	782,212
Receivables for Investment Securities Sold	1,317,750
Receivables for Accrued Income	1,264,437
Receivables for Capital Shares Issued	209,342
Variation Margin Receivable—Futures Contracts	1,954
Unrealized Appreciation—Over-the-Counter Forward Currency Contracts	353,957
Total Assets	121,033,337
Liabilities
Payables for Investment Securities Purchased	18,975
Payables for Capital Shares Redeemed	15,542
Payables to Vanguard	3,436
Unrealized Depreciation—Over-the-Counter Forward Currency Contracts	2,855,418
Total Liabilities	2,893,371
Net Assets	118,139,966
At April 30, 2026, net assets consisted of:

Paid-in Capital	130,154,287
Total Distributable Earnings (Loss)	(12,014,321)
Net Assets	118,139,966

Investor Shares—Net Assets
Applicable to 1,885,551 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	18,107
Net Asset Value Per Share—Investor Shares	$9.60

ETF Shares—Net Assets
Applicable to 1,640,446,003 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	78,620,609
Net Asset Value Per Share—ETF Shares	$47.93

Admiral™ Shares—Net Assets
Applicable to 1,242,579,695 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	23,851,513
Net Asset Value Per Share—Admiral Shares	$19.20

Institutional Shares—Net Assets
Applicable to 543,274,074 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	15,649,737
Net Asset Value Per Share—Institutional Shares	$28.81

See accompanying Notes, which are an integral part of the Financial Statements.
108

Total International Bond Index Fund
Statement of Operations

Six Months Ended April 30, 2026
($000)
Investment Income
Income
Interest[1,2]	1,606,213
Total Income	1,606,213
Expenses
The Vanguard Group—Note C
Investment Advisory Services	5,522
Management and Administrative—Investor Shares	9
Management and Administrative—ETF Shares	18,916
Management and Administrative—Admiral Shares	9,737
Management and Administrative—Institutional Shares	2,306
Marketing and Distribution—Investor Shares	1
Marketing and Distribution—ETF Shares	1,384
Marketing and Distribution—Admiral Shares	567
Marketing and Distribution—Institutional Shares	265
Custodian Fees	1,745
Shareholders’ Reports—Investor Shares	1
Shareholders’ Reports—ETF Shares	980
Shareholders’ Reports—Admiral Shares	195
Shareholders’ Reports—Institutional Shares	17
Trustees’ Fees and Expenses	31
Other Expenses	41
Total Expenses	41,717
Net Investment Income	1,564,496
Realized Net Gain (Loss)
Investment Securities Sold[1]	(19,977)
Futures Contracts	(3,330)
Forward Currency Contracts	5,300,599
Foreign Currencies	(1,876,826)
Realized Net Gain (Loss)	3,400,466
Change in Unrealized Appreciation (Depreciation)
Investment Securities[1]	(1,158,573)
Futures Contracts	(14,438)
Forward Currency Contracts	(4,796,631)
Foreign Currencies	185,572
Change in Unrealized Appreciation (Depreciation)	(5,784,070)
Net Increase (Decrease) in Net Assets Resulting from Operations	(819,108)
1	Interest income, realized net gain (loss), and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $34,543, ($195), and ($137), respectively. Purchases and sales are for temporary cash investment purposes.
2	Interest is net of foreign withholding taxes of $3,936.

See accompanying Notes, which are an integral part of the Financial Statements.
109

Total International Bond Index Fund
Statement of Changes in Net Assets

	Six Months Ended April 30, 2026	Year Ended October 31, 2025
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	1,564,496	2,637,298
Realized Net Gain (Loss)	3,400,466	(1,796,216)
Change in Unrealized Appreciation (Depreciation)	(5,784,070)	3,637,842
Net Increase (Decrease) in Net Assets Resulting from Operations	(819,108)	4,478,924
Distributions
Investor Shares	(521)	(789)
ETF Shares	(2,291,170)	(2,778,397)
Admiral Shares	(679,786)	(1,025,955)
Institutional Shares	(444,575)	(620,092)
Total Distributions	(3,416,052)	(4,425,233)
Capital Share Transactions
Investor Shares	84	1,079
ETF Shares	8,490,976	11,709,480
Admiral Shares	526,768	470,982
Institutional Shares	694,150	1,681,436
Net Increase (Decrease) from Capital Share Transactions	9,711,978	13,862,977
Total Increase (Decrease)	5,476,818	13,916,668
Net Assets
Beginning of Period	112,663,148	98,746,480
End of Period	118,139,966	112,663,148

See accompanying Notes, which are an integral part of the Financial Statements.
110

Total International Bond Index Fund
Financial Highlights
Investor Shares
For a Share Outstanding Throughout Each Period	Six Months Ended April 30, 2026	Year Ended October 31,
		2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$9.95	$9.96	$9.53	$9.58	$11.32	$11.66
Investment Operations
Net Investment Income[1]	.129	.246	.217	.160	.086	.092
Net Realized and Unrealized Gain (Loss) on Investments	(.201)	.171	.684	(.013)	(1.417)	(.320)
Total from Investment Operations	(.072)	.417	.901	.147	(1.331)	(.228)
Distributions
Dividends from Net Investment Income	(.278)	(.427)	(.471)	(.197)	(.336)	(.094)
Distributions from Realized Capital Gains	—	—	—	—	(.073)	(.018)
Total Distributions	(.278)	(.427)	(.471)	(.197)	(.409)	(.112)
Net Asset Value, End of Period	$9.60	$9.95	$9.96	$9.53	$9.58	$11.32
Total Return[2]	-0.73%	4.30%	9.58%	1.52%	-12.16%	-1.97%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$18	$19	$18	$22	$59	$30,174
Ratio of Total Expenses to Average Net Assets	0.13%	0.13%	0.13%[3]	0.13%[3]	0.13%[3]	0.13%
Ratio of Net Investment Income to Average Net Assets	2.68%	2.49%	2.21%	1.65%	0.79%	0.80%
Portfolio Turnover Rate	11%	23%	26%	29%	27%[4]	25%[4]
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.13%.
4	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.
111

Total International Bond Index Fund
Financial Highlights
ETF Shares
For a Share Outstanding Throughout Each Period	Six Months Ended April 30, 2026	Year Ended October 31,
		2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$49.77	$49.80	$47.66	$47.84	$56.56	$58.27
Investment Operations
Net Investment Income[1]	.660	1.258	1.118	.868	.510	.492
Net Realized and Unrealized Gain (Loss) on Investments	(.994)	.864	3.389	(.065)	(7.150)	(1.603)
Total from Investment Operations	(.334)	2.122	4.507	.803	(6.640)	(1.111)
Distributions
Dividends from Net Investment Income	(1.506)	(2.152)	(2.367)	(.983)	(1.713)	(.510)
Distributions from Realized Capital Gains	—	—	—	—	(.367)	(.089)
Total Distributions	(1.506)	(2.152)	(2.367)	(.983)	(2.080)	(.599)
Net Asset Value, End of Period	$47.93	$49.77	$49.80	$47.66	$47.84	$56.56
Total Return	-0.68%	4.39%	9.60%	1.67%	-12.16%	-1.92%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$78,621	$72,964	$61,189	$50,508	$44,751	$45,348
Ratio of Total Expenses to Average Net Assets	0.07%	0.07%	0.07%[2]	0.07%[2]	0.07%[2]	0.07%
Ratio of Net Investment Income to Average Net Assets	2.74%	2.56%	2.28%	1.79%	0.99%	0.86%
Portfolio Turnover Rate	11%	23%	26%	29%	27%[3]	25%[3]
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.07%.
3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.
112

Total International Bond Index Fund
Financial Highlights
Admiral Shares
For a Share Outstanding Throughout Each Period	Six Months Ended April 30, 2026	Year Ended October 31,
		2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$19.89	$19.91	$19.05	$19.14	$22.64	$23.32
Investment Operations
Net Investment Income[1]	.261	.497	.439	.338	.195	.191
Net Realized and Unrealized Gain (Loss) on Investments	(.394)	.343	1.366	(.030)	(2.864)	(.644)
Total from Investment Operations	(.133)	.840	1.805	.308	(2.669)	(.453)
Distributions
Dividends from Net Investment Income	(.557)	(.860)	(.945)	(.398)	(.684)	(.191)
Distributions from Realized Capital Gains	—	—	—	—	(.147)	(.036)
Total Distributions	(.557)	(.860)	(.945)	(.398)	(.831)	(.227)
Net Asset Value, End of Period	$19.20	$19.89	$19.91	$19.05	$19.14	$22.64
Total Return[2]	-0.67%	4.34%	9.61%	1.60%	-12.20%	-1.96%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$23,852	$24,176	$23,721	$23,079	$23,933	$29,241
Ratio of Total Expenses to Average Net Assets	0.10%	0.10%	0.11%[3]	0.11%[3]	0.11%[3]	0.11%
Ratio of Net Investment Income to Average Net Assets	2.71%	2.52%	2.23%	1.74%	0.94%	0.83%
Portfolio Turnover Rate	11%	23%	26%	29%	27%[4]	25%[4]
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.11%.
4	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.
113

Total International Bond Index Fund
Financial Highlights
Institutional Shares
For a Share Outstanding Throughout Each Period	Six Months Ended April 30, 2026	Year Ended October 31,
		2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$29.85	$29.87	$28.59	$28.72	$33.97	$34.99
Investment Operations
Net Investment Income[1]	.400	.758	.672	.520	.305	.310
Net Realized and Unrealized Gain (Loss) on Investments	(.598)	.524	2.038	(.041)	(4.297)	(.977)
Total from Investment Operations	(.198)	1.282	2.710	.479	(3.992)	(.667)
Distributions
Dividends from Net Investment Income	(.842)	(1.302)	(1.430)	(.609)	(1.038)	(.299)
Distributions from Realized Capital Gains	—	—	—	—	(.220)	(.054)
Total Distributions	(.842)	(1.302)	(1.430)	(.609)	(1.258)	(.353)
Net Asset Value, End of Period	$28.81	$29.85	$29.87	$28.59	$28.72	$33.97
Total Return	-0.67%	4.41%	9.61%	1.66%	-12.17%	-1.92%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$15,650	$15,504	$13,819	$11,581	$10,989	$12,538
Ratio of Total Expenses to Average Net Assets	0.05%	0.06%	0.07%[2]	0.07%[2]	0.07%[2]	0.07%
Ratio of Net Investment Income to Average Net Assets	2.76%	2.56%	2.28%	1.79%	0.98%	0.89%
Portfolio Turnover Rate	11%	23%	26%	29%	27%[3]	25%[3]
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.07%.
3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.
114

Total International Bond Index Fund
Notes to Financial Statements
Vanguard Total International Bond Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers four classes of shares: Investor Shares, ETF Shares, Admiral Shares, and Institutional Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors. ETF Shares are listed for trading on Nasdaq; they can be purchased and sold through a broker.
A.	The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and other temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, fixed income benchmark curves, foreign exchange rates, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund’s pricing time.
2. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).
3. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates or credit exposure. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
During the six months ended April 30, 2026, the fund’s average investments in long and short futures contracts represented 1% and less than 1% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.
4. Forward Currency Contracts: The fund enters into forward currency contracts to protect the value of securities and related receivables and payables against changes in future foreign exchange rates. The fund enters into centrally cleared non-deliverable forward currency contracts to achieve the same objective specified with respect to the equivalent over-the-counter forward currency contracts; rather than physical delivery of the two currencies at maturity, a net cash settlement is made by one party to the other in accordance with contract terms. Additionally, there is less counterparty risk because a regulated clearinghouse is the counterparty instead of the clearing broker or executing broker. The clearinghouse imposes initial margin requirements to secure the fund’s performance, and requires daily settlement of variation margin representing changes in the market value of each contract. To further mitigate counterparty risk, the fund trades with a diverse group of prequalified executing brokers; monitors the financial strength of its clearing brokers, executing brokers, and clearinghouse; and has entered into agreements with its clearing brokers and executing brokers. Risks associated with these types of forward currency contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts. The fund mitigates its counterparty risk by entering into forward currency contracts only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, rehypothecated or (under master netting agreements) resold. The master netting arrangements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate the forward currency contracts, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the forward currency contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the
115

Total International Bond Index Fund
value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on forward currency contracts.
During the six months ended April 30, 2026, the fund’s average investment in forward currency contracts represented 152% of net assets, based on the average of the net amounts of notional exposure.
The following table summarizes the fund’s derivative assets and liabilities by counterparty for derivatives subject to arrangements that provide for offsetting assets and liabilities. Exchange traded derivatives are listed separately.
	Assets Reflected in Statement of Assets and Liabilities[1] ($000)	Liabilities Reflected in Statement of Assets and Liabilities[1] ($000)	Net Amount Receivable (Payable) ($000)	Amounts Not Offset in the Statement of Assets and Liabilities		Net Exposure[3] (Not Less Than $0) ($000)
				Collateral Pledged[2] ($000)	Collateral Received[2] ($000)
Derivatives Subject to Offsetting Arrangements, by Counterparty
Bank of America, N.A.	4,721	(7,458)	(2,737)	3,923	—	—
Bank of Montreal	1,361	(60,226)	(58,865)	25,514	—	—
Barclays Bank plc	688	(16,425)	(15,737)	18,133	—	—
BNP Paribas	21,319	(55,408)	(34,089)	33,893	—	—
Canadian Imperial Bank of Commerce	15,097	(92,754)	(77,657)	59,286	—	—
Citibank, N.A.	6,340	(14,256)	(7,916)	6,885	—	—
Commonwealth Bank of Australia	6,834	(193,377)	(186,543)	142,134	—	—
Credit Agricole CIB	6,614	(20,415)	(13,801)	11,520	—	—
Deutsche Bank AG	41,647	(140,032)	(98,385)	46,652	—	—
HSBC Bank plc	30,538	(257,747)	(227,209)	123,426	—	—
JPMorgan Chase Bank, N.A.	16,254	(173,301)	(157,047)	125,774	—	—
Royal Bank of Canada	2,838	(132,872)	(130,034)	102,787	—	—
Societe Generale SA	10,531	(138,438)	(127,907)	105,013	—	—
Standard Chartered Bank	36,304	(67,672)	(31,368)	15,653	—	—
State Street Bank & Trust Co.	18,682	(634,940)	(616,258)	479,426	—	—
The Bank of New York Mellon Corp.	11,977	(115,867)	(103,890)	78,269	—	—
Toronto-Dominion Bank	41,729	(366,251)	(324,522)	222,043	—	—
UBS AG	5,053	(40,862)	(35,809)	24,528	—	—
Wells Fargo Bank N.A.	75,430	(327,117)	(251,687)	164,825	—	—
Exchange-Traded Futures Contracts	1,954	—	1,954	7,585	—	—
Total	355,911	(2,855,418)	(2,499,507)	1,797,269	—	—
1  Absent an event of default or early termination, derivative assets and liabilities are presented gross and not offset in the Statement of Assets and Liabilities.
2  Securities or other assets pledged as collateral are noted in the Schedule of Investments and Statement of Assets and Liabilities, which may include amounts not subject to offsetting. Securities or other assets received as collateral are held in a segregated account and not included in the fund’s security holdings in the Schedule of Investments.
3  Net Exposure represents the net amount receivable from the counterparty in the event of default. Counterparties are not required to exchange collateral if amount is below a specified minimum transfer amount.
5. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute virtually all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
6. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
7. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at the higher of the effective federal funds rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund
116

Total International Bond Index Fund
Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the six months ended April 30, 2026, the fund did not utilize the credit facilities or the Interfund Lending Program.
8. Other: Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities are amortized and accreted, respectively, to interest income over the lives of the respective securities, except for premiums on certain callable debt securities that are amortized to the earliest call date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.
B.	Vanguard provides investment advisory services to the fund through its wholly owned subsidiary Vanguard Capital Management, LLC.
C.	In accordance with the terms of a Funds' Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At April 30, 2026, the fund had contributed to Vanguard capital in the amount of $2,795,000, representing less than 0.01% of the fund’s net assets and 1.12% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
D.	Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund’s investments and derivatives as of April 30, 2026, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
U.S. Government and Agency Obligations	—	988	—	988
Corporate Bonds	—	24,324,694	—	24,324,694
Sovereign Bonds	—	91,291,184	—	91,291,184
Temporary Cash Investments	1,483,908	—	—	1,483,908
Total	1,483,908	115,616,866	—	117,100,774
Derivative Financial Instruments
Assets
Futures Contracts[1]	70	—	—	70
Forward Currency Contracts	—	353,957	—	353,957
Total	70	353,957	—	354,027
Liabilities
Futures Contracts[1]	(14,131)	—	—	(14,131)
Forward Currency Contracts	—	(2,855,418)	—	(2,855,418)
Total	(14,131)	(2,855,418)	—	(2,869,549)
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
117

Total International Bond Index Fund
E.	At April 30, 2026, the fair values of derivatives were reflected in the Statement of Assets and Liabilities as follows:

Statement of Assets and Liabilities	Interest Rate Contracts ($000)	Foreign Exchange Contracts ($000)	Total ($000)
Unrealized Appreciation—Futures Contracts[1]	70	—	70
Unrealized Appreciation—Forward Currency Contracts	—	353,957	353,957
Total Assets	70	353,957	354,027

Unrealized Depreciation—Futures Contracts[1]	(14,131)	—	(14,131)
Unrealized Depreciation—Forward Currency Contracts	—	(2,855,418)	(2,855,418)
Total Liabilities	(14,131)	(2,855,418)	(2,869,549)
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
Realized net gain (loss) and the change in unrealized appreciation (depreciation) on derivatives for the six months ended April 30, 2026, were:
Realized Net Gain (Loss) on Derivatives	Interest Rate Contracts ($000)	Foreign Exchange Contracts ($000)	Total ($000)
Futures Contracts	(3,330)	—	(3,330)
Forward Currency Contracts	—	5,300,599	5,300,599
Realized Net Gain (Loss) on Derivatives	(3,330)	5,300,599	5,297,269
Change in Unrealized Appreciation (Depreciation) on Derivatives
Futures Contracts	(14,438)	—	(14,438)
Forward Currency Contracts	—	(4,796,631)	(4,796,631)
Change in Unrealized Appreciation (Depreciation) on Derivatives	(14,438)	(4,796,631)	(4,811,069)
F.	As of April 30, 2026, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	123,426,272
Gross Unrealized Appreciation	4,312,459
Gross Unrealized Depreciation	(13,153,479)
Net Unrealized Appreciation (Depreciation)	(8,841,020)
The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at October 31, 2025, the fund had available capital losses totaling $4,658,923,000 that may be carried forward indefinitely to offset future net capital gains. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending October 31, 2026; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.
G.	During the six months ended April 30, 2026, the fund purchased $19,428,225,000 of investment securities and sold $12,319,681,000 of investment securities, other than temporary cash investments.
H.	Capital share transactions for each class of shares were:

	Six Months Ended April 30, 2026		Year Ended October 31, 2025
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
Investor Shares
Issued	3,281	337	5,736	582
Issued in Lieu of Cash Distributions	521	54	789	79
Redeemed	(3,718)	(382)	(5,446)	(553)
Net Increase (Decrease)—Investor Shares	84	9	1,079	108
ETF Shares
Issued	8,490,976	174,329	11,746,163	238,152
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	—	—	(36,683)	(750)
Net Increase (Decrease)—ETF Shares	8,490,976	174,329	11,709,480	237,402
118

Total International Bond Index Fund
	Six Months Ended April 30, 2026		Year Ended October 31, 2025
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
Admiral Shares
Issued	2,175,571	111,670	3,709,150	187,935
Issued in Lieu of Cash Distributions	620,119	32,029	935,737	47,541
Redeemed	(2,268,922)	(116,637)	(4,173,905)	(211,570)
Net Increase (Decrease)—Admiral Shares	526,768	27,062	470,982	23,906
Institutional Shares
Issued	1,633,378	55,979	2,782,257	94,041
Issued in Lieu of Cash Distributions	441,359	15,189	615,355	20,834
Redeemed	(1,380,587)	(47,373)	(1,716,176)	(57,992)
Net Increase (Decrease)—Institutional Shares	694,150	23,795	1,681,436	56,883
I.	Significant market disruptions, such as those caused by pandemics, natural or environmental disasters, war, acts of terrorism, political or regulatory conditions, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund’s investments and fund performance.
To the extent the fund’s investment portfolio reflects concentration in a particular market, industry, sector, country or asset class, the fund may be adversely affected by the performance of these concentrations and may be subject to increased price volatility and other risks.
Credit risk is the risk that a counterparty to a transaction or an issuer of a financial instrument will fail to pay interest and principal when due, or that perceptions of the issuer’s ability to make such payments will cause the price of an investment to decline. Investment in debt securities will generally increase credit risk.
The use of derivatives may expose the fund to various risks. Derivatives can be highly volatile, and any initial investment is generally small relative to the notional amount so that transactions may be leveraged in terms of market exposure. A relatively small market movement may have a potentially larger impact on derivatives than on standard securities. Leveraged derivatives positions can, therefore, increase volatility. Additional information regarding the fund’s use of derivative(s) and the specific risks associated is described under significant accounting policies.
J.	Operating segments are components of an entity that engage in business activities, have discrete financial information available, and have their operating results regularly reviewed by a chief operating decision maker (“CODM”). The fund is considered a single segment. Vanguard’s chief executive officer, chief investment officer, and chief financial officer, who are also officers of the fund, as well as the fund’s chief financial officer collectively act as the CODM. Vanguard has established various management committees to assist the CODM with overseeing aspects of the fund’s daily operations. Through these committees, the CODM manages the fund’s operations to achieve a single investment objective, as detailed in its prospectus, through the execution of the fund’s investment strategies. When assessing segment performance and making decisions about segment resources, the CODM relies on the fund’s portfolio composition, total returns, expense ratios and changes in net assets which are consistent with the information contained in the fund’s financial statements. Segment assets, liabilities, income, and expenses are also detailed in the accompanying financial statements.
K.	Management has determined that no subsequent events or transactions occurred through the date the financial statements were issued that would require recognition or disclosure in these financial statements.
Q12312 062026
119

Financial Statements
For the six-months ended April 30, 2026
Vanguard Total International Bond II Index Fund

Contents
Financial Statements	1

Total International Bond II Index Fund
Financial Statements (unaudited)
Schedule of Investments
As of April 30, 2026
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
U.S. Government and Agency Obligations (0.0%)
Tennessee Valley Authority (Cost $1,165)	5.625%	6/7/2032	GBP	684	944
Corporate Bonds (20.6%)
Australia (0.8%)
AGI Finance Pty Ltd.	2.119%	6/24/2027	AUD	2,500	1,737
AGI Finance Pty Ltd.	6.109%	6/28/2030	AUD	1,650	1,202
Amcor UK Finance plc	1.125%	6/23/2027	EUR	2,457	2,821
Amcor UK Finance plc	3.950%	5/29/2032	EUR	6,000	7,031
Ampol Ltd.	5.850%	10/30/2055	AUD	6,000	4,072
APA Infrastructure Ltd.	0.750%	3/15/2029	EUR	4,400	4,795
APA Infrastructure Ltd.	3.500%	3/22/2030	GBP	5,000	6,333
APA Infrastructure Ltd.	2.000%	7/15/2030	EUR	5,000	5,510
APA Infrastructure Ltd.	3.125%	7/18/2031	GBP	1,000	1,217
APA Infrastructure Ltd.	1.250%	3/15/2033	EUR	5,092	5,024
APA Infrastructure Ltd.	2.500%	3/15/2036	GBP	4,924	4,926
Ausgrid Finance Pty Ltd.	5.946%	12/10/2035	AUD	10,000	6,996
AusNet Services Holdings Pty Ltd.	4.400%	8/16/2027	AUD	390	277
AusNet Services Holdings Pty Ltd.	4.200%	8/21/2028	AUD	1,390	973
AusNet Services Holdings Pty Ltd.	2.600%	7/31/2029	AUD	14,200	9,306
AusNet Services Holdings Pty Ltd.	0.625%	8/25/2030	EUR	5,500	5,759
Australia & New Zealand Banking Group Ltd.	5.350%	11/4/2027	AUD	5,864	4,227
Australia & New Zealand Banking Group Ltd.	4.950%	9/11/2028	AUD	32,336	23,086
Australia & New Zealand Banking Group Ltd.	4.950%	2/5/2029	AUD	10,630	7,573
Australia & New Zealand Banking Group Ltd.	2.478%	6/4/2029	EUR	16,000	18,472
Australia & New Zealand Banking Group Ltd.	5.000%	6/18/2029	AUD	7,400	5,267
Australia & New Zealand Banking Group Ltd.	5.906%	8/12/2032	AUD	10,280	7,421
Australia & New Zealand Banking Group Ltd.	1.500%	9/1/2032	JPY	300,000	1,905
Australia & New Zealand Banking Group Ltd.	3.706%	7/31/2035	EUR	19,000	22,115
Australia & New Zealand Banking Group Ltd.	6.124%	7/25/2039	AUD	3,700	2,623
Australia & New Zealand Banking Group Ltd.	6.171%	8/14/2045	AUD	11,500	7,982
Australia Pacific Airports Melbourne Pty Ltd.	4.375%	5/24/2033	EUR	7,000	8,468
Australian Energy Market Operator Ltd.	5.354%	12/6/2028	AUD	2,840	2,040
Bank of Queensland Ltd.	2.732%	6/18/2030	EUR	7,925	9,097
Bendigo & Adelaide Bank Ltd.	2.892%	2/3/2031	EUR	10,000	11,577
BHP Billiton Finance Ltd.	3.250%	9/24/2027	EUR	7,847	9,238
BHP Billiton Finance Ltd.	1.500%	4/29/2030	EUR	2,801	3,056
BHP Billiton Finance Ltd.	3.180%	9/4/2031	EUR	5,000	5,755
BHP Billiton Finance Ltd.	3.125%	4/29/2033	EUR	6,455	7,293
BHP Billiton Finance Ltd.	3.643%	9/4/2035	EUR	5,000	5,723
BHP Billiton Finance Ltd.	4.300%	9/25/2042	GBP	7,316	7,897
Brisbane Airport Corp. Pty Ltd.	4.500%	12/30/2030	AUD	3,000	2,043
Brisbane Airport Corp. Pty Ltd.	3.856%	11/13/2035	EUR	6,000	6,837
CIMIC Finance Ltd.	1.500%	5/28/2029	EUR	3,200	3,506
Coles Group Treasury Pty Ltd.	2.650%	11/6/2029	AUD	890	581
Coles Group Treasury Pty Ltd.	2.100%	8/27/2030	AUD	640	398
Coles Group Treasury Pty Ltd.	5.800%	7/15/2031	AUD	2,000	1,442
Commonwealth Bank of Australia	3.768%	8/31/2027	EUR	3,500	4,155
Commonwealth Bank of Australia	5.000%	1/13/2028	AUD	5,000	3,584
Commonwealth Bank of Australia	0.750%	2/28/2028	EUR	7,000	7,899
Commonwealth Bank of Australia	4.900%	8/17/2028	AUD	21,760	15,529
Commonwealth Bank of Australia	0.875%	2/19/2029	EUR	4,913	5,445
Commonwealth Bank of Australia	0.125%	10/15/2029	EUR	29,280	31,147
Commonwealth Bank of Australia	1.940%	6/26/2030	CHF	10,000	13,479
Commonwealth Bank of Australia	5.030%	1/15/2031	AUD	48,000	33,943
Commonwealth Bank of Australia	2.853%	10/9/2031	EUR	5,000	5,765
Commonwealth Bank of Australia	6.860%	11/9/2032	AUD	15,000	10,977
Commonwealth Bank of Australia	5.270%	11/21/2035	AUD	15,000	10,317
Commonwealth Bank of Australia	5.520%	12/17/2035	AUD	10,000	6,993
Commonwealth Bank of Australia	3.788%	8/26/2037	EUR	20,000	23,110
Commonwealth Bank of Australia	6.704%	3/15/2038	AUD	6,980	5,151
Commonwealth Bank of Australia	6.152%	11/27/2039	AUD	10,000	7,093

Total International Bond II Index Fund
		Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
	CPIF Finance Pty Ltd.	2.485%	10/28/2030	AUD	3,800	2,357
	DEXUS Finance Pty Ltd.	3.000%	2/3/2032	AUD	2,780	1,712
	ElectraNet Pty Ltd.	2.474%	12/15/2028	AUD	1,400	931
	GAIF Bond Issuer Pty Ltd.	2.584%	11/18/2027	AUD	2,200	1,518
	GAIF Bond Issuer Pty Ltd.	1.900%	12/14/2028	AUD	2,260	1,481
	GAIF Bond Issuer Pty Ltd.	4.904%	11/13/2031	AUD	15,000	10,325
	Glencore Capital Finance DAC	1.125%	3/10/2028	EUR	7,930	8,960
	Glencore Capital Finance DAC	4.154%	4/29/2031	EUR	11,000	13,185
	Glencore Capital Finance DAC	3.750%	2/4/2032	EUR	6,000	7,031
	Glencore Capital Finance DAC	1.250%	3/1/2033	EUR	3,771	3,725
	Glencore Finance Canada Ltd.	4.045%	10/10/2032	CAD	3,750	2,717
[1]	Goodman Australia Finance Pty Ltd.	3.875%	4/29/2033	EUR	1,995	2,320
	GTA Finance Co. Pty Ltd.	2.200%	8/26/2027	AUD	1,190	817
	Lendlease Finance Ltd.	3.400%	10/27/2027	AUD	2,070	1,438
	Lonsdale Finance Pty Ltd.	2.100%	10/15/2027	AUD	510	350
	Macquarie Bank Ltd.	2.778%	2/25/2030	EUR	3,465	4,010
	Macquarie Bank Ltd.	6.146%	5/29/2040	AUD	12,070	8,439
	Macquarie Group Ltd.	0.350%	3/3/2028	EUR	9,684	10,793
	Macquarie Group Ltd.	0.943%	1/19/2029	EUR	5,000	5,508
	Macquarie Group Ltd.	4.080%	5/31/2029	GBP	4,300	5,679
	Macquarie Group Ltd.	2.723%	8/21/2029	CAD	1,605	1,152
	Macquarie Group Ltd.	0.950%	5/21/2031	EUR	4,786	4,950
	National Australia Bank Ltd.	4.950%	11/25/2027	AUD	35,000	25,084
	National Australia Bank Ltd.	4.400%	5/12/2028	AUD	10,000	7,075
	National Australia Bank Ltd.	2.125%	5/24/2028	EUR	18,000	20,692
	National Australia Bank Ltd.	1.375%	8/30/2028	EUR	2,500	2,818
	National Australia Bank Ltd.	0.010%	1/6/2029	EUR	28,000	30,360
	National Australia Bank Ltd.	2.723%	8/27/2030	EUR	6,500	7,489
	National Australia Bank Ltd.	1.125%	5/20/2031	EUR	2,500	2,637
	National Australia Bank Ltd.	5.082%	11/14/2035	AUD	20,000	13,853
	National Australia Bank Ltd.	5.774%	7/30/2040	AUD	10,000	6,881
	NBN Co. Ltd.	2.150%	6/2/2028	AUD	350	236
	NBN Co. Ltd.	4.125%	3/15/2029	EUR	4,500	5,416
	NBN Co. Ltd.	2.200%	12/16/2030	AUD	8,520	5,313
	NBN Co. Ltd.	4.375%	3/15/2033	EUR	4,185	5,134
	NBN Co. Ltd.	5.350%	3/6/2035	AUD	15,000	10,419
	Network Finance Co. Pty Ltd.	2.579%	10/3/2028	AUD	2,250	1,512
	Norfina Ltd.	4.600%	5/21/2030	AUD	14,050	9,781
	NSW Electricity Networks Finance Pty Ltd.	2.732%	4/23/2029	AUD	760	502
	NSW Electricity Networks Finance Pty Ltd.	2.543%	9/23/2030	AUD	2,500	1,564
	Optus Finance Pty Ltd.	2.600%	11/24/2028	AUD	500	334
	Optus Finance Pty Ltd.	1.000%	6/20/2029	EUR	5,000	5,451
	Optus Finance Pty Ltd.	2.500%	7/1/2030	AUD	10,200	6,437
	Origin Energy Finance Ltd.	1.000%	9/17/2029	EUR	2,501	2,702
	Origin Energy Finance Ltd.	5.350%	9/26/2031	AUD	10,000	6,916
	Pacific National Finance Pty Ltd.	3.700%	9/24/2029	AUD	5,000	3,279
	Qantas Airways Ltd.	3.150%	9/27/2028	AUD	12,290	8,337
	Qantas Airways Ltd.	2.950%	11/27/2029	AUD	5,260	3,429
	Qantas Airways Ltd.	5.250%	9/9/2030	AUD	6,470	4,529
	QIC Finance Town Centre Fund Pty Ltd.	5.800%	5/21/2031	AUD	5,400	3,861
	Scentre Group Trust 1	5.900%	11/27/2034	AUD	6,500	4,575
	Scentre Group Trust 1	5.350%	9/18/2035	AUD	15,000	10,072
	Scentre Group Trust 1 / Scentre Group Trust 2	1.750%	4/11/2028	EUR	4,461	5,096
	Scentre Group Trust 1 / Scentre Group Trust 2	1.450%	3/28/2029	EUR	3,042	3,384
	SGSP Australia Assets Pty Ltd.	1.843%	9/15/2028	AUD	2,000	1,322
	Sydney Airport Finance Co. Pty Ltd.	4.375%	5/3/2033	EUR	11,000	13,252
	Sydney Airport Finance Co. Pty Ltd.	5.900%	4/19/2034	AUD	20,000	14,131
	Tabcorp Finance Pty Ltd.	5.991%	5/28/2031	AUD	4,000	2,801
	Telstra Group Ltd.	1.375%	3/26/2029	EUR	2,737	3,052
	Telstra Group Ltd.	1.000%	4/23/2030	EUR	2,457	2,635
	Telstra Group Ltd.	5.250%	9/6/2031	AUD	5,000	3,551
	Telstra Group Ltd.	5.650%	3/6/2034	AUD	5,000	3,574
	Telstra Group Ltd.	3.375%	3/2/2035	EUR	2,000	2,281
	Telstra Group Ltd.	3.500%	9/3/2036	EUR	4,000	4,541
	Toyota Finance Australia Ltd.	2.280%	10/21/2027	EUR	7,369	8,549
	Toyota Finance Australia Ltd.	3.386%	3/18/2030	EUR	4,200	4,930
	Transurban Finance Co. Pty Ltd.	4.555%	11/14/2028	CAD	787	587
	Transurban Finance Co. Pty Ltd.	3.000%	4/8/2030	EUR	12,461	14,312
	Transurban Finance Co. Pty Ltd.	3.713%	3/12/2032	EUR	6,000	7,034
	Transurban Finance Co. Pty Ltd.	4.225%	4/26/2033	EUR	9,000	10,782

Total International Bond II Index Fund
		Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
	Transurban Queensland Finance Pty Ltd.	3.250%	8/5/2031	AUD	740	466
	University of Technology Sydney	3.750%	7/20/2027	AUD	80	57
	Vicinity Centres Trust	1.125%	11/7/2029	EUR	2,188	2,366
	Vicinity Centres Trust	6.190%	4/24/2034	AUD	1,100	794
	Wesfarmers Ltd.	1.941%	6/23/2028	AUD	500	334
	Wesfarmers Ltd.	2.550%	6/23/2031	AUD	5,380	3,311
	Wesfarmers Ltd.	0.954%	10/21/2033	EUR	13,264	12,778
	WestConnex Finance Co. Pty Ltd.	6.150%	10/9/2030	AUD	7,000	5,072
	WestConnex Finance Co. Pty Ltd.	3.150%	3/31/2031	AUD	1,140	718
	Westpac Banking Corp.	1.125%	9/5/2027	EUR	5,410	6,201
	Westpac Banking Corp.	4.800%	2/16/2028	AUD	12,000	8,569
	Westpac Banking Corp.	1.450%	7/17/2028	EUR	382	432
	Westpac Banking Corp.	5.000%	9/19/2028	AUD	25,900	18,506
	Westpac Banking Corp.	0.010%	9/22/2028	EUR	22,080	24,169
	Westpac Banking Corp.	5.000%	1/15/2029	AUD	9,600	6,851
	Westpac Banking Corp.	5.100%	5/14/2029	AUD	78,900	56,379
	Westpac Banking Corp.	3.799%	1/17/2030	EUR	10,000	11,978
	Westpac Banking Corp.	1.375%	5/17/2032	EUR	4,913	5,180
	Westpac Banking Corp.	2.912%	11/26/2032	EUR	20,000	22,961
	Westpac Banking Corp.	6.491%	6/23/2033	AUD	5,900	4,306
	Westpac Banking Corp.	5.815%	6/4/2040	AUD	12,000	8,298
	Woolworths Group Ltd.	1.850%	11/15/2027	AUD	12,020	8,208
	Woolworths Group Ltd.	0.375%	11/15/2028	EUR	12,700	13,877
	Woolworths Group Ltd.	2.800%	5/20/2030	AUD	5,660	3,649
	Woolworths Group Ltd.	5.762%	4/18/2031	AUD	5,000	3,590
						1,089,138
Austria (0.3%)
	BAWAG PSK Bank fuer Arbeit und Wirtschaft und Oesterreichische Postsparkasse AG	0.750%	6/27/2027	EUR	1,300	1,488
	BAWAG PSK Bank fuer Arbeit und Wirtschaft und Oesterreichische Postsparkasse AG	1.125%	7/31/2028	EUR	39,200	44,132
	BAWAG PSK Bank fuer Arbeit und Wirtschaft und Oesterreichische Postsparkasse AG	1.750%	3/8/2030	EUR	10,000	11,172
	BAWAG PSK Bank fuer Arbeit und Wirtschaft und Oesterreichische Postsparkasse AG	0.375%	3/25/2041	EUR	12,000	8,736
	Erste Group Bank AG	0.750%	1/17/2028	EUR	8,000	9,049
	Erste Group Bank AG	0.010%	9/11/2029	EUR	17,500	18,591
	Erste Group Bank AG	0.250%	9/14/2029	EUR	800	848
	Erste Group Bank AG	4.250%	5/30/2030	EUR	5,000	6,018
	Erste Group Bank AG	0.250%	1/27/2031	EUR	2,500	2,536
	Erste Group Bank AG	3.250%	8/27/2032	EUR	20,000	23,107
	Erste Group Bank AG	0.875%	11/15/2032	EUR	8,000	9,059
	Erste Group Bank AG	0.875%	5/15/2034	EUR	7,400	7,189
	Erste Group Bank AG	3.100%	5/28/2035	EUR	9,200	10,578
	Erste Group Bank AG	3.625%	11/26/2035	EUR	7,000	8,057
	HYPO NOE Landesbank fuer Niederoesterreich und Wien AG	1.625%	5/11/2029	EUR	20,800	23,461
	Kommunalkredit Austria AG	3.000%	4/16/2030	EUR	26,100	30,248
	Mondi Finance plc	3.750%	5/31/2032	EUR	5,000	5,775
[2]	OeBB-Infrastruktur AG	2.250%	5/28/2029	EUR	1,464	1,684
[2]	OeBB-Infrastruktur AG	3.375%	5/18/2032	EUR	3,413	4,024
[2]	OeBB-Infrastruktur AG	3.000%	10/24/2033	EUR	14,038	16,151
	OMV AG	3.500%	9/27/2027	EUR	1,500	1,770
	OMV AG	2.000%	4/9/2028	EUR	3,500	4,036
	OMV AG	1.875%	12/4/2028	EUR	1,073	1,223
	OMV AG	2.375%	4/9/2032	EUR	7,317	8,179
	OMV AG	3.750%	9/4/2036	EUR	6,000	6,997
	OMV AG	2.875%	Perpetual	EUR	4,700	5,288
	Raiffeisen Bank International AG	0.050%	9/1/2027	EUR	1,500	1,695
	Raiffeisen Bank International AG	5.750%	1/27/2028	EUR	15,000	18,308
	Raiffeisen Bank International AG	6.000%	9/15/2028	EUR	10,500	12,730
	Raiffeisen Bank International AG	4.500%	5/31/2030	EUR	10,000	12,046
	Raiffeisen Bank International AG	3.500%	8/27/2031	EUR	11,000	12,708
	Raiffeisen Bank International AG	3.500%	2/18/2032	EUR	13,000	15,099
	Raiffeisen Bank International AG	2.875%	6/18/2032	EUR	4,500	5,226
	Raiffeisen Bank International AG	7.375%	12/20/2032	EUR	3,700	4,553
	Raiffeisenlandesbank Niederoesterreich-Wien AG	0.875%	1/24/2028	EUR	1,500	1,698
	Raiffeisenlandesbank Niederoesterreich-Wien AG	3.375%	7/24/2028	EUR	17,000	20,092
	Raiffeisenlandesbank Niederoesterreich-Wien AG	0.875%	1/30/2029	EUR	6,100	6,750
	Raiffeisenlandesbank Niederoesterreich-Wien AG	2.375%	8/31/2032	EUR	12,500	13,901
	Raiffeisenlandesbank Oberoesterreich AG	3.625%	12/13/2027	EUR	8,000	9,471
	Raiffeisen-Landesbank Steiermark AG	2.375%	6/14/2028	EUR	100	116
	Raiffeisen-Landesbank Steiermark AG	1.375%	5/11/2033	EUR	2,500	2,558
	UniCredit Bank Austria AG	0.250%	6/4/2027	EUR	5,000	5,715

Total International Bond II Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
UniCredit Bank Austria AG	2.375%	9/20/2027	EUR	2,400	2,798
					414,860
Belgium (0.4%)
AG Insurance SA	3.500%	6/30/2047	EUR	1,300	1,528
Ageas SA	3.250%	7/2/2049	EUR	5,200	6,023
Ageas SA	1.875%	11/24/2051	EUR	3,000	3,187
Ageas SA	4.625%	5/2/2056	EUR	2,100	2,486
Aliaxis Finance SA	0.875%	11/8/2028	EUR	5,000	5,511
Anheuser-Busch InBev Finance Inc.	4.320%	5/15/2047	CAD	3,613	2,403
Anheuser-Busch InBev SA NV	1.125%	7/1/2027	EUR	8,362	9,615
Anheuser-Busch InBev SA NV	2.125%	12/2/2027	EUR	13,940	16,147
Anheuser-Busch InBev SA NV	2.000%	3/17/2028	EUR	21,508	24,786
Anheuser-Busch InBev SA NV	1.500%	4/18/2030	EUR	439	483
Anheuser-Busch InBev SA NV	1.650%	3/28/2031	EUR	16,142	17,473
Anheuser-Busch InBev SA NV	2.875%	4/2/2032	EUR	14,513	16,528
Anheuser-Busch InBev SA NV	3.250%	1/24/2033	EUR	2,501	2,876
Anheuser-Busch InBev SA NV	2.750%	3/17/2036	EUR	11,255	12,033
Anheuser-Busch InBev SA NV	3.750%	3/22/2037	EUR	8,000	9,214
Anheuser-Busch InBev SA NV	3.700%	4/2/2040	EUR	14,198	15,699
Anheuser-Busch InBev SA NV	3.950%	3/22/2044	EUR	14,500	15,913
Anheuser-Busch InBev Worldwide Inc.	4.100%	9/6/2027	AUD	1,210	858
Argenta Spaarbank NV	3.375%	6/22/2028	EUR	5,000	5,897
Argenta Spaarbank NV	1.375%	2/8/2029	EUR	10,000	11,312
Argenta Spaarbank NV	2.875%	2/3/2032	EUR	20,000	22,954
Barry Callebaut Services NV	4.250%	8/19/2031	EUR	7,000	8,277
Belfius Bank SA	0.125%	2/8/2028	EUR	8,700	9,684
Belfius Bank SA	3.375%	5/28/2030	EUR	14,300	16,655
Belfius Bank SA	5.250%	4/19/2033	EUR	13,500	16,229
Belfius Bank SA	4.875%	6/11/2035	EUR	2,300	2,780
BNP Paribas Fortis SA	0.875%	3/22/2028	EUR	5,000	5,641
Cofinimmo SA	1.000%	1/24/2028	EUR	2,100	2,371
Cofinimmo SA	0.875%	12/2/2030	EUR	1,800	1,860
Crelan SA	6.000%	2/28/2030	EUR	7,700	9,624
Crelan SA	5.250%	1/23/2032	EUR	29,000	36,161
Elia Group SA	1.500%	9/5/2028	EUR	1,300	1,462
Elia Transmission Belgium SA	3.250%	4/4/2028	EUR	100	118
Elia Transmission Belgium SA	3.000%	4/7/2029	EUR	100	116
Elia Transmission Belgium SA	0.875%	4/28/2030	EUR	21,700	23,116
Elia Transmission Belgium SA	3.625%	1/18/2033	EUR	7,700	9,041
Elia Transmission Belgium SA	3.750%	1/16/2036	EUR	6,000	6,916
Euroclear Bank SA	3.625%	10/13/2027	EUR	5,000	5,908
Euroclear Holding NV	1.500%	4/11/2030	EUR	2,000	2,187
Euroclear Holding NV	2.625%	4/11/2048	EUR	3,000	3,454
FLUVIUS System Operator CV	0.250%	6/14/2028	EUR	3,900	4,307
FLUVIUS System Operator CV	2.875%	5/7/2029	EUR	4,300	4,977
FLUVIUS System Operator CV	0.250%	12/2/2030	EUR	3,300	3,361
FLUVIUS System Operator CV	0.625%	11/24/2031	EUR	8,500	8,504
FLUVIUS System Operator CV	4.000%	7/6/2032	EUR	2,000	2,381
FLUVIUS System Operator CV	3.875%	5/9/2033	EUR	5,000	5,902
Groupe Bruxelles Lambert NV	0.125%	1/28/2031	EUR	5,000	5,012
Groupe Bruxelles Lambert NV	4.000%	5/15/2033	EUR	5,000	5,923
ING Belgium SA	1.500%	5/19/2029	EUR	15,800	17,759
ING Belgium SA	0.010%	2/20/2030	EUR	15,000	15,711
ING Belgium SA	3.000%	2/15/2031	EUR	3,300	3,850
ING Belgium SA	2.750%	8/25/2032	EUR	15,000	17,129
KBC Bank NV	0.750%	10/24/2027	EUR	3,700	4,207
KBC Group NV	5.500%	9/20/2028	GBP	3,000	4,102
KBC Group NV	0.125%	1/14/2029	EUR	17,000	18,955
KBC Group NV	4.375%	4/19/2030	EUR	15,000	18,092
KBC Group NV	3.375%	1/15/2033	EUR	10,000	11,517
KBC Group NV	4.875%	4/25/2033	EUR	4,000	4,794
KBC Group NV	4.750%	4/17/2035	EUR	4,500	5,438
Proximus SADP	3.750%	3/27/2034	EUR	6,500	7,506
Proximus SADP	0.750%	11/17/2036	EUR	5,500	4,779
Shurgard Luxembourg Sarl	4.000%	5/27/2035	EUR	4,100	4,662
Solvay SA	4.250%	10/3/2031	EUR	2,000	2,374
VGP NV	1.500%	4/8/2029	EUR	3,100	3,422
VGP NV	2.250%	1/17/2030	EUR	1,100	1,208
VGP NV	4.250%	1/29/2031	EUR	6,000	7,011

Total International Bond II Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
VGP NV	4.000%	1/16/2032	EUR	2,800	3,224
					560,633
Bermuda (0.0%)
Athora Holding Ltd.	5.875%	9/10/2034	EUR	8,300	9,988
Brazil (0.0%)
Pluxee NV	3.750%	9/4/2032	EUR	5,000	5,784
Canada (1.8%)
407 International Inc.	2.430%	5/4/2027	CAD	1,054	772
407 International Inc.	4.220%	2/14/2028	CAD	2,250	1,676
407 International Inc.	5.960%	12/3/2035	CAD	2,050	1,695
407 International Inc.	5.750%	2/14/2036	CAD	1,800	1,441
407 International Inc.	4.450%	11/15/2041	CAD	4,300	3,060
407 International Inc.	3.650%	9/8/2044	CAD	4,898	3,095
407 International Inc.	3.300%	3/27/2045	CAD	500	298
407 International Inc.	3.830%	5/11/2046	CAD	4,898	3,127
407 International Inc.	3.720%	5/11/2048	CAD	2,109	1,306
407 International Inc.	3.670%	3/8/2049	CAD	981	599
407 International Inc.	2.840%	3/7/2050	CAD	5,440	2,837
407 International Inc.	4.450%	9/11/2052	CAD	2,000	1,363
407 International Inc.	4.860%	7/31/2053	CAD	3,000	2,176
407 International Inc.	4.890%	4/4/2054	CAD	1,000	729
407 International Inc.	4.540%	10/9/2054	CAD	1,775	1,224
Aeroports de Montreal	5.170%	9/17/2035	CAD	1,777	1,380
Aeroports de Montreal	5.670%	10/16/2037	CAD	1,054	850
Aeroports de Montreal	5.472%	4/16/2040	CAD	1,300	1,031
Aeroports de Montreal	3.030%	4/21/2050	CAD	4,078	2,231
Aeroports de Montreal	3.441%	4/26/2051	CAD	2,500	1,465
AIMCo Realty Investors LP	3.367%	6/1/2027	CAD	924	681
AIMCo Realty Investors LP	3.043%	6/1/2028	CAD	981	716
AIMCo Realty Investors LP	2.712%	6/1/2029	CAD	5,486	3,942
AIMCo Realty Investors LP	4.640%	2/15/2030	CAD	680	516
Alberta Powerline LP	4.065%	12/1/2053	CAD	3,939	2,533
Alberta Powerline LP	4.065%	3/1/2054	CAD	795	511
Alectra Inc.	2.488%	5/17/2027	CAD	5,415	3,959
Alectra Inc.	1.751%	2/11/2031	CAD	4,600	3,135
Alectra Inc.	4.309%	10/30/2034	CAD	1,425	1,059
Alectra Inc.	3.958%	7/30/2042	CAD	900	601
Alectra Inc.	3.458%	4/12/2049	CAD	1,193	704
Alectra Inc.	5.225%	11/14/2052	CAD	900	690
Alimentation Couche-Tard Inc.	4.603%	1/25/2029	CAD	5,000	3,767
Alimentation Couche-Tard Inc.	5.592%	9/25/2030	CAD	6,000	4,702
Alimentation Couche-Tard Inc.	3.647%	5/12/2031	EUR	6,000	7,077
Alimentation Couche-Tard Inc.	4.011%	2/12/2036	EUR	12,000	13,879
Allied Properties REIT	3.095%	2/6/2032	CAD	7,000	4,655
AltaGas Ltd.	2.075%	5/30/2028	CAD	2,180	1,559
AltaGas Ltd.	4.672%	1/8/2029	CAD	2,500	1,884
AltaGas Ltd.	5.141%	3/14/2034	CAD	2,500	1,923
AltaGas Ltd.	5.597%	3/14/2054	CAD	2,000	1,515
AltaLink LP	4.692%	11/28/2032	CAD	4,550	3,485
AltaLink LP	4.872%	11/15/2040	CAD	2,501	1,869
AltaLink LP	4.462%	11/8/2041	CAD	1,177	838
AltaLink LP	4.922%	9/17/2043	CAD	1,471	1,098
AltaLink LP	4.054%	11/21/2044	CAD	1,089	726
AltaLink LP	4.090%	6/30/2045	CAD	1,537	1,025
AltaLink LP	3.717%	12/3/2046	CAD	2,232	1,399
AltaLink LP	4.446%	7/11/2053	CAD	700	478
AltaLink LP	4.742%	5/22/2054	CAD	1,500	1,072
AltaLink LP	5.463%	10/11/2055	CAD	2,000	1,592
ARC Resources Ltd.	3.577%	6/17/2028	CAD	4,350	3,213
ARC Resources Ltd.	3.465%	3/10/2031	CAD	2,147	1,559
ARC Resources Ltd.	4.104%	2/25/2033	CAD	5,000	3,627
Athabasca Indigenous Midstream LP	6.069%	2/5/2042	CAD	383	300
Bank of Montreal	4.309%	6/1/2027	CAD	5,000	3,718
Bank of Montreal	4.709%	12/7/2027	CAD	34,186	25,643
Bank of Montreal	3.190%	3/1/2028	CAD	12,411	9,116
Bank of Montreal	5.039%	5/29/2028	CAD	4,514	3,420
Bank of Montreal	4.537%	12/18/2028	CAD	8,000	6,023

Total International Bond II Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
Bank of Montreal	0.050%	6/8/2029	EUR	14,819	15,871
Bank of Montreal	2.750%	1/21/2031	EUR	7,000	8,078
Bank of Montreal	3.731%	6/3/2031	CAD	16,825	12,340
Bank of Montreal	3.250%	1/9/2032	EUR	10,000	11,566
Bank of Montreal	3.539%	3/3/2032	CAD	9,000	6,512
Bank of Montreal	4.750%	9/29/2032	GBP	10,000	13,227
Bank of Montreal	6.034%	9/7/2033	CAD	3,050	2,357
Bank of Montreal	4.077%	3/5/2035	CAD	6,000	4,417
Bank of Nova Scotia	0.010%	12/15/2027	EUR	27,319	30,622
Bank of Nova Scotia	3.250%	1/18/2028	EUR	48,000	56,629
Bank of Nova Scotia	3.807%	11/15/2028	CAD	25,000	18,491
Bank of Nova Scotia	4.680%	2/1/2029	CAD	1,000	756
Bank of Nova Scotia	3.734%	6/27/2031	CAD	1,000	733
Bank of Nova Scotia	3.616%	1/30/2032	CAD	16,370	11,894
Bank of Nova Scotia	3.934%	5/3/2032	CAD	12,070	8,934
Bank of Nova Scotia	2.973%	1/22/2033	EUR	6,000	6,931
Bank of Nova Scotia	4.950%	8/1/2034	CAD	11,435	8,663
Bank of Nova Scotia	4.442%	11/15/2035	CAD	11,000	8,159
BCI QuadReal Realty / BCI Quadreal Realty Trust	1.747%	7/24/2030	CAD	19,366	13,233
Bell Telephone Co. of Canada or Bell Canada	1.650%	8/16/2027	CAD	3,000	2,167
Bell Telephone Co. of Canada or Bell Canada	3.600%	9/29/2027	CAD	16,000	11,803
Bell Telephone Co. of Canada or Bell Canada	3.800%	8/21/2028	CAD	20,771	15,355
Bell Telephone Co. of Canada or Bell Canada	4.550%	2/9/2030	CAD	9,400	7,082
Bell Telephone Co. of Canada or Bell Canada	7.850%	4/2/2031	CAD	2,450	2,074
Bell Telephone Co. of Canada or Bell Canada	5.850%	11/10/2032	CAD	20,749	16,552
Bell Telephone Co. of Canada or Bell Canada	4.400%	3/30/2033	CAD	1,500	1,088
Bell Telephone Co. of Canada or Bell Canada	5.150%	8/24/2034	CAD	14,115	10,798
Bell Telephone Co. of Canada or Bell Canada	4.700%	3/14/2036	CAD	5,996	4,398
Bell Telephone Co. of Canada or Bell Canada	6.170%	2/26/2037	CAD	400	326
Bell Telephone Co. of Canada or Bell Canada	4.450%	2/27/2047	CAD	3,066	2,019
Bell Telephone Co. of Canada or Bell Canada	5.600%	8/11/2053	CAD	15,153	11,422
Bell Telephone Co. of Canada or Bell Canada	5.250%	8/14/2055	CAD	5,000	3,585
BPC Generation Infrastructure Trust	3.795%	9/29/2030	CAD	8,170	5,962
BPC Generation Infrastructure Trust	4.162%	9/29/2032	CAD	2,950	2,148
Bridging North America GP	4.341%	8/31/2053	CAD	613	383
British Columbia Ferry Services Inc.	5.021%	3/20/2037	CAD	1,550	1,176
British Columbia Ferry Services Inc.	4.702%	10/23/2043	CAD	2,746	1,999
British Columbia Ferry Services Inc.	4.289%	4/28/2044	CAD	500	345
Brookfield Corp.	5.950%	6/14/2035	CAD	2,000	1,606
Brookfield Finance II Inc.	5.431%	12/14/2032	CAD	4,100	3,199
Brookfield Finance II Inc.	5.399%	12/11/2055	CAD	3,500	2,576
Brookfield Infrastructure Finance ULC	4.193%	9/11/2028	CAD	2,082	1,549
Brookfield Infrastructure Finance ULC	5.710%	7/27/2030	CAD	4,700	3,690
Brookfield Infrastructure Finance ULC	2.855%	9/1/2032	CAD	2,681	1,822
Brookfield Infrastructure Finance ULC	5.439%	4/25/2034	CAD	5,148	4,013
Brookfield Infrastructure Finance ULC	5.789%	4/25/2052	CAD	770	595
Brookfield Infrastructure Finance ULC	5.950%	7/27/2053	CAD	975	771
Brookfield Renewable Partners ULC	4.250%	1/15/2029	CAD	2,750	2,050
Brookfield Renewable Partners ULC	3.380%	1/15/2030	CAD	2,695	1,956
Brookfield Renewable Partners ULC	5.292%	10/28/2033	CAD	2,000	1,553
Brookfield Renewable Partners ULC	4.290%	11/5/2049	CAD	1,910	1,203
Brookfield Renewable Partners ULC	3.330%	8/13/2050	CAD	3,104	1,654
Brookfield Renewable Partners ULC	5.318%	1/10/2054	CAD	2,355	1,714
Bruce Power LP	4.700%	12/21/2027	CAD	2,000	1,501
Bruce Power LP	2.680%	12/21/2028	CAD	1,087	782
Bruce Power LP	4.000%	6/21/2030	CAD	2,459	1,821
Bruce Power LP	4.990%	12/21/2032	CAD	1,000	767
Bruce Power LP	4.132%	6/21/2033	CAD	4,855	3,538
Bruce Power LP	4.410%	12/21/2035	CAD	7,500	5,441
Bruce Power LP	4.746%	6/21/2049	CAD	3,000	2,086
Calgary Airport Authority	3.199%	10/7/2036	CAD	3,019	1,994
Calgary Airport Authority	3.341%	10/7/2038	CAD	6,148	4,013
Calgary Airport Authority	3.454%	10/7/2041	CAD	3,450	2,202
Cameco Corp.	2.950%	10/21/2027	CAD	1,578	1,154
Canadian Imperial Bank of Commerce	4.950%	6/29/2027	CAD	6,500	4,870
Canadian Imperial Bank of Commerce	5.050%	10/7/2027	CAD	5,800	4,363
Canadian Imperial Bank of Commerce	1.910%	7/14/2028	CHF	10,000	13,173
Canadian Imperial Bank of Commerce	3.650%	12/10/2028	CAD	24,340	17,957
Canadian Imperial Bank of Commerce	0.010%	4/30/2029	EUR	31,454	33,766
Canadian Imperial Bank of Commerce	2.625%	10/1/2029	EUR	15,000	17,355

Total International Bond II Index Fund
		Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
	Canadian Imperial Bank of Commerce	2.500%	5/7/2030	EUR	5,300	6,072
	Canadian Imperial Bank of Commerce	3.800%	12/10/2030	CAD	2,000	1,473
	Canadian Imperial Bank of Commerce	2.750%	4/15/2031	EUR	8,500	9,787
	Canadian Imperial Bank of Commerce	3.900%	6/20/2031	CAD	62,700	46,249
	Canadian Imperial Bank of Commerce	3.250%	7/16/2031	EUR	7,000	8,104
	Canadian National Railway Co.	3.200%	7/31/2028	CAD	1,347	988
	Canadian National Railway Co.	3.000%	2/8/2029	CAD	225	164
	Canadian National Railway Co.	4.600%	5/2/2029	CAD	26,300	19,946
	Canadian National Railway Co.	4.150%	5/10/2030	CAD	1,000	750
	Canadian National Railway Co.	3.500%	6/10/2030	CAD	1,060	776
	Canadian National Railway Co.	4.400%	5/10/2033	CAD	5,000	3,756
	Canadian National Railway Co.	4.200%	6/10/2035	CAD	15,025	10,956
	Canadian National Railway Co.	3.950%	9/22/2045	CAD	2,000	1,301
	Canadian National Railway Co.	3.600%	7/31/2048	CAD	3,200	1,931
	Canadian National Railway Co.	3.600%	2/8/2049	CAD	1,048	630
	Canadian National Railway Co.	3.050%	2/8/2050	CAD	1,339	724
	Canadian National Railway Co.	4.700%	5/10/2053	CAD	3,675	2,591
	Canadian National Railway Co.	5.100%	5/2/2054	CAD	1,955	1,464
	Canadian Natural Resources Ltd.	2.500%	1/17/2028	CAD	2,464	1,783
	Canadian Natural Resources Ltd.	3.750%	2/8/2031	CAD	6,300	4,605
	Canadian Natural Resources Ltd.	4.550%	2/8/2036	CAD	6,500	4,762
	Canadian Pacific Railway Co.	2.540%	2/28/2028	CAD	51,395	37,258
	Canadian Pacific Railway Co.	3.150%	3/13/2029	CAD	2,516	1,832
	Canadian Pacific Railway Co.	6.450%	11/17/2039	CAD	1,850	1,570
	Canadian Pacific Railway Co.	3.050%	3/9/2050	CAD	3,613	1,950
	Canadian Tire Corp. Ltd.	5.372%	9/16/2030	CAD	2,000	1,552
	Canadian Tire Corp. Ltd.	5.610%	9/4/2035	CAD	984	754
	Canadian Utilities Ltd.	4.851%	6/3/2052	CAD	620	441
	Canadian Utilities Ltd.	5.450%	12/22/2055	CAD	2,350	1,711
	Capital City Link General Partnership	4.386%	3/31/2046	CAD	364	255
	Capital Power Corp.	5.816%	9/15/2028	CAD	2,000	1,539
	Capital Power Corp.	4.424%	2/8/2030	CAD	1,139	853
	Capital Power Corp.	4.831%	9/16/2031	CAD	5,250	3,976
	Capital Power Corp.	3.147%	10/1/2032	CAD	1,466	1,006
	Capital Power Corp.	5.973%	1/25/2034	CAD	1,265	1,011
	CCL Industries Inc.	3.864%	4/13/2028	CAD	795	586
	Cenovus Energy Inc.	3.500%	2/7/2028	CAD	3,990	2,933
	Cenovus Energy Inc.	4.600%	11/20/2035	CAD	6,000	4,372
	Central 1 Credit Union	4.648%	2/7/2028	CAD	2,000	1,495
	CGI Inc.	2.100%	9/18/2028	CAD	6,900	4,905
	Choice Properties REIT	2.848%	5/21/2027	CAD	3,409	2,499
	Choice Properties REIT	4.178%	3/8/2028	CAD	2,450	1,822
	Choice Properties REIT	3.532%	6/11/2029	CAD	8,400	6,140
	Choice Properties REIT	5.030%	2/28/2031	CAD	3,600	2,757
	Choice Properties REIT	6.003%	6/24/2032	CAD	1,720	1,376
	Choice Properties REIT	5.400%	3/1/2033	CAD	6,200	4,817
	Choice Properties REIT	5.699%	2/28/2034	CAD	850	672
	Clover LP	4.216%	3/31/2034	CAD	274	201
	Clover LP	4.216%	6/30/2034	CAD	411	301
	Coastal Gaslink Pipeline LP	5.606%	9/30/2042	CAD	1,500	1,182
	Coastal Gaslink Pipeline LP	5.607%	6/30/2044	CAD	10,290	8,116
	Coastal Gaslink Pipeline LP	5.606%	3/30/2047	CAD	5,000	3,937
	Coastal Gaslink Pipeline LP	5.857%	3/30/2049	CAD	12,800	10,353
	Coastal Gaslink Pipeline LP	5.857%	6/30/2049	CAD	1,312	1,062
	Cogeco Communications Inc.	2.991%	9/22/2031	CAD	2,104	1,462
	Cogeco Communications Inc.	5.299%	2/16/2033	CAD	1,100	845
	Concordia University	6.550%	9/2/2042	CAD	1,471	1,289
	Co-operators Financial Services Ltd.	3.327%	5/13/2030	CAD	4,972	3,567
[3]	Cordelio Amalco GP I	4.087%	6/30/2034	CAD	1,133	824
	Cordelio Amalco GP I	4.087%	9/30/2034	CAD	2,793	2,042
	Crombie REIT	3.917%	6/21/2027	CAD	883	653
	Crombie REIT	2.686%	3/31/2028	CAD	858	620
	Crombie REIT	3.211%	10/9/2030	CAD	319	226
	Crombie REIT	4.732%	1/15/2032	CAD	4,025	2,995
	Crosslinx Transit Solutions GP	4.651%	9/30/2046	CAD	1,404	968
	CSS FSCC Partnership	6.915%	7/31/2042	CAD	6	5
	CT REIT	3.469%	6/16/2027	CAD	654	482
	CT REIT	3.029%	2/5/2029	CAD	2,000	1,438
	CU Inc.	5.032%	11/20/2036	CAD	1,550	1,188
	CU Inc.	4.543%	10/24/2041	CAD	2,381	1,712

Total International Bond II Index Fund
		Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
	CU Inc.	4.722%	9/9/2043	CAD	10,971	8,002
	CU Inc.	4.085%	9/2/2044	CAD	7,145	4,790
	CU Inc.	3.964%	7/27/2045	CAD	1,471	964
	CU Inc.	3.763%	11/19/2046	CAD	1,535	968
	CU Inc.	3.548%	11/22/2047	CAD	1,333	807
	CU Inc.	3.950%	11/23/2048	CAD	2,177	1,394
	CU Inc.	2.963%	9/7/2049	CAD	7,204	3,874
	CU Inc.	3.174%	9/5/2051	CAD	1,677	920
	CU Inc.	3.857%	11/14/2052	CAD	400	247
	CU Inc.	5.088%	9/20/2053	CAD	1,400	1,051
	CU Inc.	4.664%	9/11/2054	CAD	500	352
	CU Inc.	4.787%	9/16/2055	CAD	5,000	3,585
	Definity Financial Corp.	3.709%	9/12/2030	CAD	4,000	2,918
	Definity Financial Corp.	4.393%	9/12/2035	CAD	2,270	1,646
	Dollarama Inc.	1.505%	9/20/2027	CAD	981	706
	Dollarama Inc.	5.533%	9/26/2028	CAD	3,000	2,303
	Dollarama Inc.	5.165%	4/26/2030	CAD	1,300	1,003
	Dollarama Inc.	3.850%	12/16/2030	CAD	3,650	2,684
	Dream Industrial REIT	2.057%	6/17/2027	CAD	2,305	1,672
	Dream Industrial REIT	5.383%	3/22/2028	CAD	300	227
	Dream Summit Industrial LP	2.440%	7/14/2028	CAD	2,504	1,798
	Dream Summit Industrial LP	4.507%	2/12/2031	CAD	1,195	890
	E-L Financial Corp. Ltd.	4.000%	6/22/2050	CAD	1,000	618
	Emera Inc.	4.838%	5/2/2030	CAD	2,000	1,516
	Enbridge Gas Inc.	5.460%	10/6/2028	CAD	3,000	2,305
	Enbridge Gas Inc.	2.370%	8/9/2029	CAD	1,500	1,068
	Enbridge Gas Inc.	2.900%	4/1/2030	CAD	5,450	3,927
	Enbridge Gas Inc.	4.150%	8/17/2032	CAD	1,300	967
[1]	Enbridge Gas Inc.	5.210%	2/25/2036	CAD	1,600	1,245
	Enbridge Gas Inc.	5.460%	9/11/2036	CAD	1,550	1,226
	Enbridge Gas Inc.	5.200%	7/23/2040	CAD	4,500	3,458
	Enbridge Gas Inc.	4.880%	6/21/2041	CAD	3,700	2,747
	Enbridge Gas Inc.	4.500%	11/23/2043	CAD	200	141
	Enbridge Gas Inc.	4.200%	6/2/2044	CAD	7,747	5,247
	Enbridge Gas Inc.	4.000%	8/22/2044	CAD	984	648
	Enbridge Gas Inc.	3.800%	6/1/2046	CAD	1,471	931
	Enbridge Gas Inc.	3.590%	11/22/2047	CAD	1,183	716
	Enbridge Gas Inc.	3.510%	11/29/2047	CAD	2,305	1,377
	Enbridge Gas Inc.	4.950%	11/22/2050	CAD	1,323	968
	Enbridge Gas Inc.	3.200%	9/15/2051	CAD	2,329	1,275
	Enbridge Gas Inc.	4.550%	8/17/2052	CAD	2,200	1,513
	Enbridge Gas Inc.	5.670%	10/6/2053	CAD	1,000	809
	Enbridge Inc.	5.700%	11/9/2027	CAD	2,900	2,201
	Enbridge Inc.	4.900%	5/26/2028	CAD	9,000	6,793
	Enbridge Inc.	2.990%	10/3/2029	CAD	9,025	6,515
	Enbridge Inc.	3.900%	2/25/2030	CAD	6,000	4,432
	Enbridge Inc.	6.100%	11/9/2032	CAD	17,610	14,281
	Enbridge Inc.	5.360%	5/26/2033	CAD	4,350	3,401
	Enbridge Inc.	4.730%	8/22/2034	CAD	25,300	18,946
	Enbridge Inc.	4.560%	2/25/2035	CAD	15,550	11,467
	Enbridge Inc.	4.240%	8/27/2042	CAD	1,638	1,080
	Enbridge Inc.	4.570%	3/11/2044	CAD	3,299	2,236
	Enbridge Inc.	4.870%	11/21/2044	CAD	2,058	1,443
	Enbridge Inc.	4.100%	9/21/2051	CAD	1,603	973
	Enbridge Inc.	6.510%	11/9/2052	CAD	1,500	1,278
	Enbridge Inc.	5.760%	5/26/2053	CAD	2,700	2,093
	Enbridge Inc.	5.320%	8/22/2054	CAD	8,000	5,836
	Enbridge Inc.	5.150%	12/17/2055	CAD	4,150	3,026
	Enbridge Pipelines Inc.	3.520%	2/22/2029	CAD	1,350	992
	Enbridge Pipelines Inc.	4.550%	8/17/2043	CAD	992	673
	Enbridge Pipelines Inc.	4.550%	9/29/2045	CAD	2,744	1,843
	Enbridge Pipelines Inc.	4.330%	2/22/2049	CAD	7,621	4,862
	Enbridge Pipelines Inc.	4.200%	5/12/2051	CAD	1,849	1,145
	Energir Inc.	3.530%	5/16/2047	CAD	1,227	741
	Energir SEC	3.040%	2/9/2032	CAD	2,684	1,887
	Energir SEC	4.830%	6/2/2053	CAD	1,600	1,154
	ENMAX Corp.	3.836%	6/5/2028	CAD	1,054	780
	ENMAX Corp.	3.876%	10/18/2029	CAD	2,557	1,888
	ENMAX Corp.	4.695%	10/9/2034	CAD	2,800	2,089
	EPCOR Utilities Inc.	2.411%	6/30/2031	CAD	4,250	2,928

Total International Bond II Index Fund
		Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
	EPCOR Utilities Inc.	6.650%	4/15/2038	CAD	1,300	1,125
	EPCOR Utilities Inc.	4.550%	2/28/2042	CAD	3,263	2,341
	EPCOR Utilities Inc.	3.554%	11/27/2047	CAD	3,429	2,074
	EPCOR Utilities Inc.	3.949%	11/26/2048	CAD	1,035	662
	EPCOR Utilities Inc.	3.106%	7/8/2049	CAD	528	291
	EPCOR Utilities Inc.	3.287%	6/28/2051	CAD	953	534
	EPCOR Utilities Inc.	4.725%	9/2/2052	CAD	2,400	1,706
	EPCOR Utilities Inc.	5.326%	10/3/2053	CAD	2,000	1,552
	EPCOR Utilities Inc.	4.990%	5/31/2054	CAD	2,000	1,479
	Equitable Bank	3.500%	5/28/2027	EUR	10,000	11,805
	Equitable Bank	2.375%	9/28/2028	EUR	6,500	7,492
	Exchange Income Corp.	4.324%	3/13/2031	CAD	4,500	3,285
	Fair Hydro Trust	3.357%	5/15/2033	CAD	3,516	2,506
	Fair Hydro Trust	3.520%	5/15/2038	CAD	3,800	2,568
	Fairfax Financial Holdings Ltd.	4.250%	12/6/2027	CAD	8,708	6,471
	Fairfax Financial Holdings Ltd.	4.230%	6/14/2029	CAD	1,355	1,009
	Fairfax Financial Holdings Ltd.	3.950%	3/3/2031	CAD	2,400	1,760
	Fairfax Financial Holdings Ltd.	4.730%	11/22/2034	CAD	7,200	5,357
	Fairfax Financial Holdings Ltd.	5.100%	8/16/2055	CAD	2,670	1,875
	Federation des Caisses Desjardins du Quebec	5.475%	8/16/2028	CAD	7,300	5,602
	Federation des Caisses Desjardins du Quebec	5.467%	11/17/2028	CAD	10,000	7,686
	Federation des Caisses Desjardins du Quebec	3.804%	9/24/2029	CAD	5,000	3,693
	Federation des Caisses Desjardins du Quebec	2.683%	5/29/2030	EUR	10,000	11,532
	Federation des Caisses Desjardins du Quebec	3.714%	7/16/2031	CAD	20,000	14,563
	Federation des Caisses Desjardins du Quebec	5.035%	8/23/2032	CAD	3,300	2,476
	Federation des Caisses Desjardins du Quebec	5.279%	5/15/2034	CAD	9,500	7,216
	Federation des Caisses Desjardins du Quebec	3.856%	3/3/2036	CAD	4,600	3,325
	Finning International Inc.	4.445%	5/16/2028	CAD	6,900	5,158
	Finning International Inc.	5.077%	6/13/2042	CAD	600	418
	First Capital Realty Inc. / First Cap Real Estate Inv Tr / First Cap New Sub Mut Fund	3.753%	7/12/2027	CAD	1,422	1,052
	First Capital REIT	5.455%	6/12/2032	CAD	2,000	1,553
	First Capital REIT	4.760%	2/15/2035	CAD	2,850	2,093
	Fortis Inc.	2.180%	5/15/2028	CAD	1,407	1,012
	Fortis Inc.	4.431%	5/31/2029	CAD	2,500	1,882
	Fortis Inc.	4.090%	3/26/2032	CAD	7,730	5,703
	Fortis Inc.	5.677%	11/8/2033	CAD	6,500	5,190
	Fortis Inc.	5.100%	12/4/2055	CAD	4,400	3,216
	FortisAlberta Inc.	6.220%	10/31/2034	CAD	18	15
	FortisAlberta Inc.	4.850%	9/11/2043	CAD	300	221
	FortisAlberta Inc.	3.672%	9/9/2047	CAD	2,052	1,260
	FortisAlberta Inc.	3.734%	9/18/2048	CAD	900	554
	FortisAlberta Inc.	2.632%	6/8/2051	CAD	652	320
	FortisAlberta Inc.	4.862%	5/26/2053	CAD	1,700	1,231
	FortisAlberta Inc.	4.897%	5/27/2054	CAD	1,500	1,092
	FortisBC Energy Inc.	6.500%	5/1/2034	CAD	4,898	4,105
	FortisBC Energy Inc.	5.900%	2/26/2035	CAD	1,600	1,304
	FortisBC Energy Inc.	6.050%	2/15/2038	CAD	6,948	5,690
	FortisBC Energy Inc.	2.820%	8/9/2049	CAD	700	363
	FortisBC Energy Inc.	2.540%	7/13/2050	CAD	800	389
	FortisBC Energy Inc.	4.670%	11/28/2052	CAD	400	281
	FortisBC Inc.	4.000%	10/28/2044	CAD	1,029	663
	George Weston Ltd.	4.193%	9/5/2029	CAD	2,000	1,486
	Gibson Energy Inc.	2.850%	7/14/2027	CAD	1,311	959
	Gibson Energy Inc.	3.600%	9/17/2029	CAD	5,347	3,912
	Gibson Energy Inc.	4.450%	8/20/2032	CAD	6,700	4,956
	Gibson Energy Inc.	5.750%	7/12/2033	CAD	1,400	1,107
	Gildan Activewear Inc.	4.362%	11/22/2029	CAD	5,800	4,342
	Granite REIT Holdings LP	3.062%	6/4/2027	CAD	1,051	771
	Granite REIT Holdings LP	6.074%	4/12/2029	CAD	5,000	3,895
	Granite REIT Holdings LP	3.999%	10/4/2029	CAD	5,000	3,677
	Granite REIT Holdings LP	2.378%	12/18/2030	CAD	1,172	801
	Granite REIT Holdings LP	4.348%	10/4/2031	CAD	6,990	5,150
	Greater Toronto Airports Authority	1.540%	5/3/2028	CAD	5,109	3,641
	Greater Toronto Airports Authority	2.730%	4/3/2029	CAD	4,791	3,467
	Greater Toronto Airports Authority	6.980%	10/15/2032	CAD	2,100	1,795
	Greater Toronto Airports Authority	3.260%	6/1/2037	CAD	4,424	2,913
	Greater Toronto Airports Authority	2.750%	10/17/2039	CAD	2,096	1,265
	Greater Toronto Airports Authority	5.300%	2/25/2041	CAD	3,819	3,001
[1]	Greater Toronto Airports Authority	5.300%	12/2/2041	CAD	2,450	1,776
	Greater Toronto Airports Authority	3.150%	10/5/2051	CAD	590	328

Total International Bond II Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
Great-West Lifeco Inc.	2.379%	5/14/2030	CAD	7,696	5,445
Great-West Lifeco Inc.	6.670%	3/21/2033	CAD	975	822
Great-West Lifeco Inc.	5.998%	11/16/2039	CAD	3,388	2,775
Great-West Lifeco Inc.	2.981%	7/8/2050	CAD	2,365	1,251
Halifax International Airport Authority	5.503%	7/19/2041	CAD	52	40
Honda Canada Finance Inc.	4.873%	9/23/2027	CAD	10,400	7,801
Honda Canada Finance Inc.	4.899%	2/21/2029	CAD	3,000	2,277
Honda Canada Finance Inc.	3.539%	9/23/2030	CAD	8,700	6,289
Hospital for Sick Children	5.217%	12/16/2049	CAD	850	650
Hospital for Sick Children	3.416%	12/7/2057	CAD	1,381	774
Hospital Infrastructure Partners NOH Partnership	5.439%	1/31/2045	CAD	2,013	1,556
Hydro One Inc.	4.910%	1/27/2028	CAD	13,300	10,049
Hydro One Inc.	3.930%	11/30/2029	CAD	41,700	31,119
Hydro One Inc.	1.690%	1/16/2031	CAD	1,900	1,296
Hydro One Inc.	6.930%	6/1/2032	CAD	557	474
Hydro One Inc.	4.160%	1/27/2033	CAD	1,500	1,119
Hydro One Inc.	4.390%	3/1/2034	CAD	13,370	10,050
Hydro One Inc.	5.360%	5/20/2036	CAD	2,491	1,976
Hydro One Inc.	4.890%	3/13/2037	CAD	2,450	1,863
Hydro One Inc.	4.590%	10/9/2043	CAD	4,395	3,156
Hydro One Inc.	4.170%	6/6/2044	CAD	100	68
Hydro One Inc.	3.910%	2/23/2046	CAD	1,567	1,016
Hydro One Inc.	5.000%	10/19/2046	CAD	981	735
Hydro One Inc.	3.720%	11/18/2047	CAD	1,907	1,188
Hydro One Inc.	3.630%	6/25/2049	CAD	13,967	8,475
Hydro One Inc.	2.710%	2/28/2050	CAD	1,877	956
Hydro One Inc.	3.640%	4/5/2050	CAD	1,802	1,087
Hydro One Inc.	3.100%	9/15/2051	CAD	2,530	1,371
Hydro One Inc.	4.460%	1/27/2053	CAD	4,200	2,872
Hydro One Inc.	4.850%	11/30/2054	CAD	12,250	8,896
Hydro One Ltd.	1.410%	10/15/2027	CAD	2,041	1,467
Hydro Ottawa Capital Corp.	3.991%	5/14/2043	CAD	1,029	670
Hyundai Capital Canada Inc.	3.577%	11/22/2027	CAD	4,047	2,984
Hyundai Capital Canada Inc.	5.565%	3/8/2028	CAD	2,000	1,523
iA Financial Corp. Inc.	5.685%	6/20/2033	CAD	1,900	1,455
IGM Financial Inc.	6.000%	12/10/2040	CAD	1,250	1,016
IGM Financial Inc.	4.560%	1/25/2047	CAD	1,041	714
IGM Financial Inc.	4.115%	12/9/2047	CAD	2,981	1,911
IGM Financial Inc.	4.174%	7/13/2048	CAD	600	386
IGM Financial Inc.	4.206%	3/21/2050	CAD	687	440
IGM Financial Inc.	5.426%	5/26/2053	CAD	1,100	843
Independent Order of Foresters	2.885%	10/15/2035	CAD	557	387
InPower BC General Partnership	4.471%	3/31/2033	CAD	1,219	899
Intact Financial Corp.	2.179%	5/18/2028	CAD	1,500	1,080
Intact Financial Corp.	4.653%	5/16/2034	CAD	16,800	12,636
Intact Financial Corp.	6.400%	11/23/2039	CAD	25	21
Intact Financial Corp.	5.160%	6/16/2042	CAD	1,460	1,101
Intact Financial Corp.	2.954%	12/16/2050	CAD	1,946	1,007
Intact Financial Corp.	3.765%	5/20/2053	CAD	1,000	594
Integrated Team Solutions SJHC Partnership	5.946%	11/30/2042	CAD	20	16
Inter Pipeline Ltd.	4.232%	6/1/2027	CAD	3,207	2,375
Inter Pipeline Ltd.	5.760%	2/17/2028	CAD	3,060	2,330
Inter Pipeline Ltd.	5.710%	5/29/2030	CAD	2,000	1,561
Inter Pipeline Ltd.	3.983%	11/25/2031	CAD	11,182	8,128
Inter Pipeline Ltd.	5.849%	5/18/2032	CAD	240	190
Inter Pipeline Ltd.	6.590%	2/9/2034	CAD	11,057	9,124
Inter Pipeline Ltd.	4.651%	2/13/2036	CAD	5,000	3,602
Inter Pipeline Ltd.	5.091%	11/27/2051	CAD	1,053	721
Ivanhoe Cambridge II Inc.	4.994%	6/2/2028	CAD	1,200	910
Keyera Corp.	3.702%	10/15/2030	CAD	7,700	5,629
Keyera Corp.	4.204%	4/15/2033	CAD	4,580	3,354
Keyera Corp.	5.663%	1/4/2054	CAD	2,000	1,515
Keyera Corp.	5.309%	10/15/2055	CAD	2,700	1,965
Liberty Utilities Canada LP	3.315%	2/14/2050	CAD	5,350	2,870
Loblaw Cos. Ltd.	4.488%	12/11/2028	CAD	1,631	1,226
Loblaw Cos. Ltd.	3.564%	12/12/2029	CAD	4,925	3,613
Loblaw Cos. Ltd.	5.008%	9/13/2032	CAD	3,700	2,862
Loblaw Cos. Ltd.	4.387%	6/16/2035	CAD	5,000	3,675
Loblaw Cos. Ltd.	5.900%	1/18/2036	CAD	1,228	992
Loblaw Cos. Ltd.	5.336%	9/13/2052	CAD	600	457

Total International Bond II Index Fund
		Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
	Lower Mattagami Energy LP	2.433%	5/14/2031	CAD	3,241	2,256
	Lower Mattagami Energy LP	5.139%	5/18/2041	CAD	4,357	3,342
	Lower Mattagami Energy LP	4.944%	9/21/2043	CAD	277	208
	Lower Mattagami Energy LP	4.176%	2/23/2046	CAD	400	270
	Lower Mattagami Energy LP	4.175%	4/23/2052	CAD	800	524
	Magna International Inc.	4.800%	5/30/2029	CAD	2,125	1,609
	Magna International Inc.	4.950%	1/31/2031	CAD	1,400	1,071
	Magna International Inc.	3.625%	5/21/2031	EUR	5,000	5,843
	Magna International Inc.	4.375%	3/17/2032	EUR	2,500	3,029
	Manulife Bank of Canada	3.992%	2/22/2028	CAD	3,000	2,228
	Manulife Bank of Canada	3.717%	5/15/2030	CAD	4,450	3,267
	Manulife Finance Delaware LP	5.059%	12/15/2041	CAD	4,257	3,165
	Manulife Financial Corp.	5.409%	3/10/2033	CAD	22,600	17,167
	Manulife Financial Corp.	5.054%	2/23/2034	CAD	200	152
	Manulife Financial Corp.	4.064%	12/6/2034	CAD	9,000	6,653
	Manulife Financial Corp.	2.818%	5/13/2035	CAD	17,596	12,424
	McGill University	6.150%	9/22/2042	CAD	16	13
	McGill University	3.975%	1/29/2056	CAD	169	105
	McGill University Health Centre	5.360%	12/31/2043	CAD	306	236
	Metro Inc.	3.998%	11/27/2029	CAD	17,420	12,947
	Metro Inc.	5.970%	10/15/2035	CAD	1,123	920
	Metro Inc.	5.030%	12/1/2044	CAD	3,400	2,488
	Metro Inc.	4.270%	12/4/2047	CAD	3,283	2,158
	Metro Inc.	3.413%	2/28/2050	CAD	1,681	953
	Montreal International Fuel Facilities Corp.	3.709%	4/10/2031	CAD	12,500	9,143
	Mountain View Partners GP	3.974%	3/31/2051	CAD	30	19
	National Bank of Canada	5.146%	9/2/2027	CAD	2,200	1,660
	National Bank of Canada	1.818%	12/16/2027	CAD	2,504	1,805
	National Bank of Canada	4.571%	7/11/2028	CAD	750	565
	National Bank of Canada	3.308%	8/15/2028	CAD	40,910	30,065
	National Bank of Canada	5.023%	2/1/2029	CAD	8,000	6,103
	National Bank of Canada	3.522%	7/17/2029	CAD	8,250	6,061
	National Bank of Canada	5.426%	8/16/2032	CAD	2,000	1,508
	National Bank of Canada	5.949%	1/29/2034	CAD	4,050	3,141
	National Bank of Canada	4.333%	8/15/2035	CAD	6,000	4,446
	NAV Canada	2.063%	5/29/2030	CAD	2,106	1,468
	NAV Canada	3.534%	2/23/2046	CAD	491	304
	NAV Canada	3.293%	3/30/2048	CAD	3,428	2,008
	North Battleford Power LP	4.958%	12/31/2032	CAD	1,406	1,055
	North West Redwater Partnership / NWR Financing Co. Ltd.	2.800%	6/1/2027	CAD	13,630	9,987
	North West Redwater Partnership / NWR Financing Co. Ltd.	4.250%	6/1/2029	CAD	5,720	4,283
	North West Redwater Partnership / NWR Financing Co. Ltd.	2.800%	6/1/2031	CAD	21,200	14,873
	North West Redwater Partnership / NWR Financing Co. Ltd.	4.150%	6/1/2033	CAD	2,695	1,988
	North West Redwater Partnership / NWR Financing Co. Ltd.	3.650%	6/1/2035	CAD	4,307	2,994
	North West Redwater Partnership / NWR Financing Co. Ltd.	4.750%	6/1/2037	CAD	1,721	1,285
	North West Redwater Partnership / NWR Financing Co. Ltd.	4.350%	1/10/2039	CAD	3,160	2,252
	North West Redwater Partnership / NWR Financing Co. Ltd.	3.700%	2/23/2043	CAD	150	95
	North West Redwater Partnership / NWR Financing Co. Ltd.	4.050%	7/22/2044	CAD	2,700	1,779
	North West Redwater Partnership / NWR Financing Co. Ltd.	3.750%	6/1/2051	CAD	3,400	2,050
	North West Redwater Partnership / NWR Financing Co. Ltd.	5.080%	6/1/2054	CAD	3,000	2,219
	Northern Courier Pipeline LP	3.365%	6/30/2042	CAD	622	434
[1]	Northern Courier Pipeline LP	3.365%	6/30/2042	CAD	1,097	772
	Northwestern Hydro Acquisition Co. II LP	3.877%	12/31/2036	CAD	2,040	1,335
	Northwestern Hydro Acquisition Co. III LP	3.940%	12/31/2038	CAD	2,147	1,382
	Nouvelle Autoroute 30 Financement Inc.	4.114%	3/31/2042	CAD	2,847	1,929
	Nouvelle Autoroute 30 Financement Inc.	4.115%	6/30/2042	CAD	1,425	964
	Nova Scotia Power Inc.	4.951%	11/15/2032	CAD	1,200	917
	Nova Scotia Power Inc.	6.950%	8/25/2033	CAD	800	677
	Nova Scotia Power Inc.	5.670%	11/14/2035	CAD	2,300	1,823
	Nova Scotia Power Inc.	5.610%	6/15/2040	CAD	3,112	2,425
	Nova Scotia Power Inc.	4.150%	3/6/2042	CAD	2,950	1,956
	Nova Scotia Power Inc.	4.500%	7/20/2043	CAD	1,211	832
	Nova Scotia Power Inc.	3.612%	5/1/2045	CAD	700	421
	Nova Scotia Power Inc.	3.571%	4/5/2049	CAD	1,614	935
	Nova Scotia Power Inc.	3.307%	4/25/2050	CAD	1,254	687
	Nova Scotia Power Inc.	5.355%	3/24/2053	CAD	800	602
	Noverco Inc.	4.568%	1/28/2035	CAD	2,000	1,486
	OMERS Realty Corp.	3.244%	10/4/2027	CAD	4,340	3,194
	OMERS Realty Corp.	5.381%	11/14/2028	CAD	3,740	2,874
	OMERS Realty Corp.	3.628%	6/5/2030	CAD	2,204	1,619

Total International Bond II Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
OMERS Realty Corp.	4.960%	2/10/2031	CAD	1,017	786
Ontario Power Generation Inc.	3.315%	10/4/2027	CAD	4,405	3,246
Ontario Power Generation Inc.	2.977%	9/13/2029	CAD	3,918	2,831
Ontario Power Generation Inc.	3.215%	4/8/2030	CAD	20,520	14,860
Ontario Power Generation Inc.	4.922%	7/19/2032	CAD	4,000	3,079
Ontario Power Generation Inc.	3.838%	6/22/2048	CAD	2,939	1,815
Ontario Power Generation Inc.	4.248%	1/18/2049	CAD	2,100	1,377
Ontario Power Generation Inc.	3.651%	9/13/2050	CAD	1,277	755
Ontario Power Generation Inc.	2.947%	2/21/2051	CAD	1,743	901
Ontario Power Generation Inc.	4.866%	3/13/2055	CAD	4,500	3,209
OPB Finance Trust	3.890%	7/4/2042	CAD	1,000	668
Original Wempi Inc.	7.791%	10/4/2027	CAD	3,500	2,699
Ottawa MacDonald-Cartier International Airport Authority	3.933%	6/9/2045	CAD	600	400
Oxford Properties Group Trust	3.602%	11/13/2030	CAD	6,500	4,716
Pembina Pipeline Corp.	4.240%	6/15/2027	CAD	2,100	1,558
Pembina Pipeline Corp.	3.620%	4/3/2029	CAD	146	107
Pembina Pipeline Corp.	3.310%	2/1/2030	CAD	6,500	4,714
Pembina Pipeline Corp.	5.220%	6/28/2033	CAD	5,000	3,870
Pembina Pipeline Corp.	5.210%	1/12/2034	CAD	5,930	4,579
Pembina Pipeline Corp.	4.750%	4/30/2043	CAD	3,475	2,411
Pembina Pipeline Corp.	4.740%	1/21/2047	CAD	2,577	1,751
Pembina Pipeline Corp.	4.750%	3/26/2048	CAD	10,856	7,348
Pembina Pipeline Corp.	4.540%	4/3/2049	CAD	3,244	2,120
Pembina Pipeline Corp.	4.670%	5/28/2050	CAD	1,872	1,241
Pembina Pipeline Corp.	4.490%	12/10/2051	CAD	3,500	2,248
Plenary Health Bridgepoint LP	7.246%	8/31/2042	CAD	791	692
Plenary Health Care Partnerships Humber LP	4.895%	5/31/2039	CAD	1,115	835
Plenary PCL Health HIEP LP	4.907%	6/30/2060	CAD	6,812	4,803
Plenary Properties LTAP LP	6.288%	1/31/2044	CAD	2,249	1,859
Power Corp. of Canada	4.810%	1/31/2047	CAD	1,100	781
Power Corp. of Canada	4.455%	7/27/2048	CAD	1,664	1,121
Power Financial Corp.	6.900%	3/11/2033	CAD	615	517
Primaris REIT	6.374%	6/30/2029	CAD	1,440	1,133
Primaris REIT	5.304%	3/15/2032	CAD	2,800	2,147
Reliance LP	2.680%	12/1/2027	CAD	2,187	1,590
Reliance LP	2.670%	8/1/2028	CAD	1,704	1,227
RioCan REIT	5.611%	10/6/2027	CAD	800	605
RioCan REIT	4.004%	3/1/2028	CAD	3,500	2,590
RioCan REIT	2.829%	11/8/2028	CAD	1,776	1,279
RioCan REIT	5.962%	10/1/2029	CAD	2,200	1,718
RioCan REIT	5.470%	3/1/2030	CAD	3,000	2,310
RioCan REIT	5.455%	3/1/2031	CAD	2,000	1,544
RioCan REIT	4.623%	10/3/2031	CAD	2,400	1,783
Rogers Communications Inc.	5.700%	9/21/2028	CAD	7,590	5,836
Rogers Communications Inc.	4.400%	11/2/2028	CAD	64	48
Rogers Communications Inc.	3.750%	4/15/2029	CAD	362	266
Rogers Communications Inc.	3.300%	12/10/2029	CAD	700	506
Rogers Communications Inc.	4.250%	4/15/2032	CAD	15,949	11,755
Rogers Communications Inc.	5.900%	9/21/2033	CAD	3,370	2,699
Rogers Communications Inc.	6.680%	11/4/2039	CAD	1,891	1,599
Rogers Communications Inc.	6.110%	8/25/2040	CAD	3,650	2,937
Rogers Communications Inc.	6.560%	3/22/2041	CAD	1,698	1,425
Rogers Communications Inc.	5.250%	4/15/2052	CAD	10,000	7,200
Royal Bank of Canada	3.625%	6/14/2027	GBP	3,000	4,029
Royal Bank of Canada	1.500%	9/15/2027	EUR	10,300	11,862
Royal Bank of Canada	4.642%	1/17/2028	CAD	17,000	12,764
Royal Bank of Canada	5.000%	1/24/2028	GBP	7,000	9,522
Royal Bank of Canada	4.632%	5/1/2028	CAD	34,199	25,726
Royal Bank of Canada	3.500%	7/25/2028	EUR	5,000	5,933
Royal Bank of Canada	3.626%	12/10/2028	CAD	35,000	25,819
Royal Bank of Canada	2.125%	4/26/2029	EUR	15,400	17,513
Royal Bank of Canada	3.411%	6/12/2029	CAD	27,000	19,805
Royal Bank of Canada	0.010%	1/27/2031	EUR	9,000	9,094
Royal Bank of Canada	3.985%	7/22/2031	CAD	8,000	5,922
Royal Bank of Canada	4.738%	9/9/2031	AUD	3,020	2,084
Royal Bank of Canada	5.100%	10/10/2031	GBP	10,000	13,514
Royal Bank of Canada	3.572%	12/9/2031	CAD	12,000	8,831
Royal Bank of Canada	2.940%	5/3/2032	CAD	19,600	14,370
Royal Bank of Canada	4.829%	8/8/2034	CAD	14,670	11,084
Royal Bank of Canada	4.464%	10/17/2035	CAD	11,840	8,809

Total International Bond II Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
Sagen MI Canada Inc.	3.261%	3/5/2031	CAD	1,800	1,257
Saputo Inc.	2.242%	6/16/2027	CAD	7,790	5,670
Saputo Inc.	5.250%	11/29/2029	CAD	800	617
Saputo Inc.	5.492%	11/20/2030	CAD	3,820	2,993
Scotiabank Capital Trust	5.650%	12/31/2056	CAD	1,933	1,493
SEC LP & Arci Ltd.	5.188%	8/29/2033	CAD	1,515	1,101
Simon Fraser University	5.613%	6/10/2043	CAD	160	125
SmartCentres REIT	3.192%	6/11/2027	CAD	2,000	1,468
SmartCentres REIT	3.834%	12/21/2027	CAD	2,450	1,809
SmartCentres REIT	2.307%	12/18/2028	CAD	1,274	903
SmartCentres REIT	3.526%	12/20/2029	CAD	684	493
SmartCentres REIT	5.162%	8/1/2030	CAD	1,200	913
SmartCentres REIT	3.648%	12/11/2030	CAD	981	703
South Bow Canadian Infrastructure Holdings Ltd.	4.616%	2/1/2032	CAD	2,500	1,865
South Bow Canadian Infrastructure Holdings Ltd.	4.933%	2/1/2035	CAD	5,000	3,733
SSL Finance Inc.	4.099%	10/31/2045	CAD	1,235	842
Stantec Inc.	5.393%	6/27/2030	CAD	1,000	773
Stella-Jones Inc.	4.312%	10/1/2031	CAD	3,715	2,742
Sun Life Capital Trust	7.093%	6/30/2052	CAD	900	741
Sun Life Financial Inc.	2.580%	5/10/2032	CAD	28,995	21,186
Sun Life Financial Inc.	2.800%	11/21/2033	CAD	23,881	17,205
Sun Life Financial Inc.	4.780%	8/10/2034	CAD	3,100	2,347
Sun Life Financial Inc.	5.500%	7/4/2035	CAD	2,750	2,141
Sun Life Financial Inc.	2.060%	10/1/2035	CAD	5,200	3,570
Sun Life Financial Inc.	5.120%	5/15/2036	CAD	3,000	2,308
Sun Life Financial Inc.	4.140%	9/13/2037	CAD	3,060	2,230
Sun Life Financial Inc.	5.400%	5/29/2042	CAD	2,377	1,822
Suncor Energy Inc.	4.340%	9/13/2046	CAD	1,113	727
Suncor Energy Inc.	3.950%	3/4/2051	CAD	1,678	1,008
TELUS Corp.	2.350%	1/27/2028	CAD	2,939	2,124
TELUS Corp.	3.625%	3/1/2028	CAD	9,701	7,153
TELUS Corp.	4.800%	12/15/2028	CAD	5,433	4,106
TELUS Corp.	5.000%	9/13/2029	CAD	1,500	1,144
TELUS Corp.	4.950%	3/28/2033	CAD	13,850	10,540
TELUS Corp.	5.750%	9/8/2033	CAD	2,000	1,590
TELUS Corp.	5.100%	2/15/2034	CAD	1,000	765
TELUS Corp.	5.650%	9/13/2052	CAD	6,350	4,825
TELUS Corp.	5.950%	9/8/2053	CAD	2,000	1,583
Teranet Holdings LP	5.754%	12/17/2040	CAD	1,663	1,246
Teranet Holdings LP	6.100%	6/17/2041	CAD	1,802	1,397
TMX Group Ltd.	2.016%	2/12/2031	CAD	800	549
TMX Group Ltd.	4.836%	2/18/2032	CAD	3,500	2,682
TMX Group Ltd.	4.970%	2/16/2034	CAD	4,100	3,159
Toromont Industries Ltd.	3.842%	10/27/2027	CAD	2,277	1,685
Toronto Hydro Corp.	1.500%	10/15/2030	CAD	4,400	2,988
Toronto Hydro Corp.	5.540%	5/21/2040	CAD	652	521
Toronto Hydro Corp.	3.550%	7/28/2045	CAD	684	424
Toronto Hydro Corp.	3.485%	2/28/2048	CAD	2,497	1,497
Toronto Hydro Corp.	3.270%	10/18/2051	CAD	1,103	619
Toronto Hydro Corp.	4.950%	10/13/2052	CAD	1,800	1,332
Toronto-Dominion Bank	4.210%	6/1/2027	CAD	20,936	15,566
Toronto-Dominion Bank	0.100%	7/19/2027	EUR	9,681	10,991
Toronto-Dominion Bank	2.551%	8/3/2027	EUR	4,000	4,666
Toronto-Dominion Bank	2.776%	9/3/2027	EUR	20,000	23,427
Toronto-Dominion Bank	5.376%	10/21/2027	CAD	6,850	5,186
Toronto-Dominion Bank	4.477%	1/18/2028	CAD	10,400	7,785
Toronto-Dominion Bank	1.888%	3/8/2028	CAD	1,100	790
Toronto-Dominion Bank	5.491%	9/8/2028	CAD	10,000	7,681
Toronto-Dominion Bank	4.680%	1/8/2029	CAD	1,500	1,134
Toronto-Dominion Bank	3.191%	2/16/2029	EUR	20,000	23,572
Toronto-Dominion Bank	3.631%	12/13/2029	EUR	10,000	11,809
Toronto-Dominion Bank	1.952%	4/8/2030	EUR	22,400	24,834
Toronto-Dominion Bank	4.751%	9/11/2030	AUD	5,770	3,988
Toronto-Dominion Bank	4.002%	10/31/2030	CAD	4,000	2,967
Toronto-Dominion Bank	3.563%	4/16/2031	EUR	10,000	11,733
Toronto-Dominion Bank	3.842%	5/29/2031	CAD	14,000	10,309
Toronto-Dominion Bank	3.605%	9/10/2031	CAD	52,450	38,162
Toronto-Dominion Bank	3.857%	4/7/2032	CAD	8,800	6,453
Toronto-Dominion Bank	3.129%	8/3/2032	EUR	2,000	2,281
Toronto-Dominion Bank	2.973%	9/9/2032	EUR	7,000	8,097

Total International Bond II Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
Toronto-Dominion Bank	3.247%	2/16/2034	EUR	14,212	16,550
Toronto-Dominion Bank	5.177%	4/9/2034	CAD	8,420	6,415
Toronto-Dominion Bank	4.231%	2/1/2035	CAD	3,000	2,222
Toronto-Dominion Bank	4.423%	10/31/2035	CAD	6,500	4,818
Toyota Credit Canada Inc.	4.420%	6/28/2027	CAD	2,000	1,492
Toyota Credit Canada Inc.	3.550%	10/4/2027	CAD	20,630	15,225
Toyota Credit Canada Inc.	4.460%	3/19/2029	CAD	2,000	1,505
TransCanada PipeLines Ltd.	3.390%	3/15/2028	CAD	2,575	1,891
TransCanada PipeLines Ltd.	6.280%	5/26/2028	CAD	2,211	1,706
TransCanada PipeLines Ltd.	3.000%	9/18/2029	CAD	1,175	849
TransCanada PipeLines Ltd.	5.277%	7/15/2030	CAD	3,100	2,403
TransCanada PipeLines Ltd.	4.575%	2/20/2035	CAD	17,150	12,683
TransCanada PipeLines Ltd.	8.050%	2/17/2039	CAD	24	22
TransCanada PipeLines Ltd.	4.350%	6/6/2046	CAD	2,341	1,523
TransCanada PipeLines Ltd.	4.330%	9/16/2047	CAD	6,504	4,190
TransCanada PipeLines Ltd.	4.180%	7/3/2048	CAD	4,847	3,038
TransCanada PipeLines Ltd.	4.340%	10/15/2049	CAD	1,590	1,013
TransCanada PipeLines Ltd.	5.920%	5/12/2052	CAD	1,200	951
TransCanada PipeLines Ltd.	5.127%	11/19/2055	CAD	15,000	10,653
Trillium Health Partners Volunteers	3.702%	12/20/2058	CAD	635	369
Trillium M Project Co. General Partnership	5.187%	10/31/2062	CAD	6,115	4,480
TriSummit Utilities Inc.	4.260%	12/5/2028	CAD	1,335	996
University of Ottawa	6.280%	4/15/2043	CAD	800	674
University of Ottawa	2.635%	2/13/2060	CAD	1,811	832
University of Toronto	5.841%	12/15/2043	CAD	34	28
University of Toronto	4.251%	12/7/2051	CAD	1,225	815
University of Western Ontario	4.798%	5/24/2047	CAD	47	33
Vancouver Airport Authority	3.857%	11/10/2045	CAD	626	406
Vancouver Airport Authority	3.656%	11/23/2048	CAD	1,000	620
Vancouver Airport Authority	2.874%	10/18/2049	CAD	1,026	551
Vancouver Airport Authority	2.800%	9/21/2050	CAD	1,678	880
Videotron Ltd.	4.650%	7/15/2029	CAD	10,500	7,933
Videotron Ltd.	3.950%	10/15/2032	CAD	17,500	12,622
Westcoast Energy Inc.	4.791%	10/28/2041	CAD	1,885	1,321
WSP Global Inc.	2.408%	4/19/2028	CAD	2,079	1,498
WSP Global Inc.	5.548%	11/22/2030	CAD	3,400	2,653
WSP Global Inc.	4.754%	9/12/2034	CAD	7,000	5,207
WSP Global Inc.	4.586%	1/22/2036	CAD	14,980	10,818
York University	6.480%	3/7/2042	CAD	846	723
					2,574,904
China (0.0%)
Prosus NV	1.539%	8/3/2028	EUR	500	561
Prosus NV	1.288%	7/13/2029	EUR	884	966
Prosus NV	2.031%	8/3/2032	EUR	4,515	4,717
Prosus NV	2.778%	1/19/2034	EUR	5,768	6,113
					12,357
Czech Republic (0.0%)
CEZ A/S	3.000%	6/5/2028	EUR	6,141	7,181
Czech Gas Networks Investments Sarl	1.000%	7/16/2027	EUR	8,000	9,172
Czech Gas Networks Investments Sarl	0.450%	9/8/2029	EUR	1,400	1,485
Czech Gas Networks Investments Sarl	0.875%	3/31/2031	EUR	12,000	12,369
EP Infrastructure A/S	2.045%	10/9/2028	EUR	6,808	7,708
EP Infrastructure A/S	1.816%	3/2/2031	EUR	2,046	2,150
EP Infrastructure A/S	4.125%	2/27/2033	EUR	5,000	5,712
EPH Financing International A/S	6.651%	11/13/2028	EUR	6,500	8,060
EPH Financing International A/S	5.875%	11/30/2029	EUR	5,000	6,186
					60,023
Denmark (0.5%)
AL Sydbank	3.625%	3/5/2030	EUR	10,000	11,738
Carlsberg Breweries A/S	0.375%	6/30/2027	EUR	4,000	4,563
Carlsberg Breweries A/S	0.875%	7/1/2029	EUR	11,500	12,532
Carlsberg Breweries A/S	0.625%	3/9/2030	EUR	400	425
Carlsberg Breweries A/S	5.500%	2/28/2039	GBP	9,000	11,551
Danfoss Finance I BV	0.375%	10/28/2028	EUR	2,200	2,406
Danfoss Finance II BV	4.125%	12/2/2029	EUR	6,000	7,200
Danmarks Skibskredit A/S	0.250%	6/21/2028	EUR	700	773
Danske Bank A/S	0.750%	11/22/2027	EUR	7,369	8,369
Danske Bank A/S	6.500%	8/23/2028	GBP	2,500	3,462
Danske Bank A/S	0.750%	6/9/2029	EUR	11,776	13,123

Total International Bond II Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
Danske Bank A/S	4.750%	6/21/2030	EUR	10,000	12,196
Danske Bank A/S	4.125%	1/10/2031	EUR	17,000	20,445
Danske Bank A/S	3.875%	1/9/2032	EUR	15,000	17,820
Danske Bank A/S	4.625%	5/14/2034	EUR	10,000	11,998
DLR Kredit A/S	1.000%	4/1/2030	DKK	50,000	7,318
DSV Finance BV	1.375%	3/16/2030	EUR	5,000	5,465
DSV Finance BV	3.250%	11/6/2030	EUR	14,000	16,300
DSV Finance BV	3.375%	11/6/2034	EUR	6,000	6,816
DSV Finance BV	0.875%	9/17/2036	EUR	4,276	3,729
ISS Global A/S	1.500%	8/31/2027	EUR	9,771	11,228
Jyske Bank A/S	4.875%	11/10/2029	EUR	5,000	6,064
Jyske Bank A/S	3.625%	4/29/2031	EUR	5,000	5,865
Jyske Realkredit A/S	2.500%	1/1/2029	EUR	11,000	12,746
Jyske Realkredit A/S	1.000%	4/1/2030	DKK	50,000	7,321
Nordea Kredit Realkreditaktieselskab	1.000%	4/1/2029	DKK	200,000	29,874
Nordea Kredit Realkreditaktieselskab	3.500%	10/1/2044	DKK	43	7
Novo Nordisk Finance Netherlands BV	2.375%	5/27/2028	EUR	8,000	9,269
Novo Nordisk Finance Netherlands BV	0.125%	6/4/2028	EUR	5,000	5,527
Novo Nordisk Finance Netherlands BV	1.375%	3/31/2030	EUR	5,000	5,497
Novo Nordisk Finance Netherlands BV	3.375%	5/21/2034	EUR	7,000	8,042
Novo Nordisk Finance Netherlands BV	3.625%	5/27/2037	EUR	8,000	9,145
Novo Nordisk Finance Netherlands BV	4.000%	11/20/2045	EUR	4,000	4,467
Nykredit Realkredit A/S	1.000%	7/1/2027	DKK	250,000	38,519
Nykredit Realkredit A/S	0.375%	1/17/2028	EUR	10,604	11,860
Nykredit Realkredit A/S	1.000%	7/1/2028	DKK	200,000	30,216
Nykredit Realkredit A/S	1.000%	1/1/2029	DKK	125,000	18,745
Nykredit Realkredit A/S	1.000%	1/1/2030	DKK	100,000	14,728
Nykredit Realkredit A/S	3.375%	1/10/2030	EUR	8,000	9,325
Nykredit Realkredit A/S	1.000%	7/1/2030	DKK	530,000	77,225
Nykredit Realkredit A/S	3.500%	7/10/2031	EUR	10,000	11,625
Nykredit Realkredit A/S	3.500%	1/12/2033	EUR	15,000	17,184
Nykredit Realkredit A/S	4.000%	4/24/2035	EUR	13,000	15,233
Nykredit Realkredit A/S	2.000%	10/1/2047	DKK	15,047	2,077
Orsted A/S	2.250%	6/14/2028	EUR	5,000	5,743
Orsted A/S	1.500%	11/26/2029	EUR	21,318	23,277
Orsted A/S	3.250%	9/13/2031	EUR	13,000	14,901
Orsted A/S	4.875%	1/12/2032	GBP	8,901	11,493
Orsted A/S	2.500%	5/16/2033	GBP	2,200	2,392
Orsted A/S	2.875%	6/14/2033	EUR	13,000	14,161
Orsted A/S	5.125%	9/13/2034	GBP	3,000	3,779
Orsted A/S	5.750%	4/9/2040	GBP	1,702	2,099
Pandora A/S	4.500%	4/10/2028	EUR	11,535	13,765
Realkredit Danmark A/S	1.000%	1/1/2029	DKK	250,000	37,490
TDC Net A/S	5.186%	8/2/2029	EUR	1,500	1,828
TDC Net A/S	5.618%	2/6/2030	EUR	2,000	2,464
TDC Net A/S	6.500%	6/1/2031	EUR	8,500	10,860
					684,270
Finland (0.3%)
Aktia Bank OYJ	2.625%	9/9/2030	EUR	2,000	2,304
Danske Kiinnitysluottopankki OYJ	2.750%	11/17/2032	EUR	10,000	11,432
Fortum OYJ	4.000%	5/26/2028	EUR	5,000	5,947
Fortum OYJ	2.125%	2/27/2029	EUR	1,100	1,252
Fortum OYJ	4.500%	5/26/2033	EUR	4,000	4,884
Lumo Kodit OYJ	1.875%	5/27/2027	EUR	2,000	2,319
Lumo Kodit OYJ	0.875%	5/28/2029	EUR	3,762	4,055
Metso OYJ	0.875%	5/26/2028	EUR	1,500	1,678
Neste OYJ	4.250%	3/16/2033	EUR	7,000	8,463
Nokia OYJ	3.125%	5/15/2028	EUR	4,000	4,679
Nokia OYJ	4.375%	8/21/2031	EUR	1,500	1,820
Nordea Bank Abp	0.500%	5/14/2027	EUR	9,913	11,365
Nordea Bank Abp	4.125%	5/5/2028	EUR	12,000	14,330
Nordea Bank Abp	0.500%	11/2/2028	EUR	6,062	6,652
Nordea Bank Abp	2.500%	5/23/2029	EUR	23,400	26,867
Nordea Bank Abp	3.375%	6/11/2029	EUR	4,278	5,056
Nordea Bank Abp	2.875%	8/24/2032	EUR	3,000	3,384
Nordea Bank Abp	1.625%	12/9/2032	GBP	2,491	3,220
Nordea Bank Abp	3.625%	3/15/2034	EUR	5,000	5,835
Nordea Bank Abp	3.500%	9/17/2035	EUR	8,000	9,199
Nordea Bank Abp	3.250%	11/19/2035	EUR	10,000	11,409

Total International Bond II Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
Nordea Kiinnitysluottopankki OYJ	1.000%	3/30/2029	EUR	10,000	11,112
Nordea Kiinnitysluottopankki OYJ	3.000%	2/20/2030	EUR	15,000	17,600
Nordea Kiinnitysluottopankki OYJ	2.625%	11/25/2030	EUR	10,000	11,517
Nordea Kiinnitysluottopankki OYJ	3.000%	1/31/2031	EUR	10,000	11,687
Nordea Kiinnitysluottopankki OYJ	3.000%	4/12/2034	EUR	8,000	9,220
Oma Saastopankki OYJ	0.010%	11/25/2027	EUR	4,800	5,379
OP Corporate Bank plc	0.100%	11/16/2027	EUR	15,431	17,328
OP Corporate Bank plc	4.000%	6/13/2028	EUR	10,000	11,936
OP Corporate Bank plc	0.375%	12/8/2028	EUR	5,000	5,438
OP Mortgage Bank	0.750%	6/7/2027	EUR	5,000	5,737
OP Mortgage Bank	0.625%	2/15/2029	EUR	4,913	5,402
OP Mortgage Bank	2.750%	1/25/2030	EUR	11,000	12,775
OP Mortgage Bank	0.010%	11/19/2030	EUR	19,638	20,057
OP Mortgage Bank	3.000%	7/17/2031	EUR	30,380	35,404
Sampo OYJ	3.375%	5/23/2049	EUR	6,836	7,873
Sampo OYJ	2.500%	9/3/2052	EUR	17,673	18,774
SATO OYJ	1.375%	2/24/2028	EUR	1,700	1,932
SP-Kiinnitysluottopankki OYJ	3.250%	5/2/2031	EUR	5,000	5,870
Stora Enso OYJ	2.500%	6/7/2027	EUR	2,231	2,602
Stora Enso OYJ	2.500%	3/21/2028	EUR	2,806	3,246
Stora Enso OYJ	4.250%	9/1/2029	EUR	8,727	10,455
Teollisuuden Voima OYJ	1.375%	6/23/2028	EUR	3,000	3,382
Teollisuuden Voima OYJ	4.750%	6/1/2030	EUR	5,000	6,117
UPM-Kymmene OYJ	0.500%	3/22/2031	EUR	9,000	9,231
					396,224
France (3.1%)
Abertis France SAS	1.625%	11/27/2027	EUR	7,500	8,577
Abertis France SAS	1.625%	9/18/2029	EUR	3,000	3,304
Abertis France SAS	1.475%	1/18/2031	EUR	8,100	8,629
Accor SA	3.500%	3/4/2033	EUR	9,500	10,632
Aeroports de Paris SA	1.000%	1/5/2029	EUR	3,000	3,325
Aeroports de Paris SA	2.750%	4/2/2030	EUR	9,300	10,662
Aeroports de Paris SA	1.500%	7/2/2032	EUR	3,600	3,721
Aeroports de Paris SA	3.500%	3/20/2033	EUR	5,500	6,332
Aeroports de Paris SA	1.125%	6/18/2034	EUR	1,500	1,414
Aeroports de Paris SA	2.125%	10/11/2038	EUR	3,700	3,468
Air Liquide Finance SA	1.250%	6/13/2028	EUR	500	567
Air Liquide Finance SA	1.375%	4/2/2030	EUR	7,700	8,471
Air Liquide Finance SA	3.375%	5/29/2034	EUR	10,000	11,548
Air Liquide Finance SA	3.500%	3/21/2035	EUR	5,000	5,782
Airbus SE	2.000%	4/7/2028	EUR	10,000	11,521
Airbus SE	2.125%	10/29/2029	EUR	1,547	1,755
Airbus SE	1.625%	6/9/2030	EUR	2,400	2,647
Airbus SE	1.375%	5/13/2031	EUR	4,331	4,639
Airbus SE	2.375%	4/7/2032	EUR	2,686	2,989
Airbus SE	2.375%	6/9/2040	EUR	11,487	11,156
Alstom SA	0.125%	7/27/2027	EUR	4,000	4,516
Alstom SA	0.000%	1/11/2029	EUR	3,400	3,622
Altarea SCA	1.750%	1/16/2030	EUR	1,500	1,614
APRR SA	1.250%	1/18/2028	EUR	3,500	3,988
APRR SA	1.875%	1/3/2029	EUR	5,000	5,681
APRR SA	3.125%	1/24/2030	EUR	13,000	15,144
APRR SA	1.500%	1/25/2030	EUR	200	220
APRR SA	1.875%	1/6/2031	EUR	100	110
APRR SA	1.625%	1/13/2032	EUR	4,700	4,974
APRR SA	3.125%	1/20/2032	EUR	5,000	5,736
APRR SA	1.500%	1/17/2033	EUR	100	102
Arkea Home Loans SFH SA	0.750%	10/5/2027	EUR	25	28
Arkea Home Loans SFH SA	0.125%	7/12/2029	EUR	10,000	10,694
Arkea Home Loans SFH SA	0.010%	10/4/2030	EUR	12,600	12,853
Arkea Home Loans SFH SA	1.500%	6/1/2033	EUR	5,000	5,165
Arkea Public Sector SCF SA	3.004%	1/27/2032	EUR	12,400	14,351
Arkea Public Sector SCF SA	3.503%	1/13/2036	EUR	10,000	11,661
Arkema SA	4.250%	5/20/2030	EUR	11,000	13,234
Arkema SA	3.500%	9/12/2034	EUR	10,000	11,268
Arkema SA	4.800%	Perpetual	EUR	5,000	5,858
Autoroutes du Sud de la France SA	1.375%	6/27/2028	EUR	11,000	12,460
Autoroutes du Sud de la France SA	1.375%	1/22/2030	EUR	5,000	5,477
Autoroutes du Sud de la France SA	1.375%	2/21/2031	EUR	8,000	8,543

Total International Bond II Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
AXA Home Loan SFH SA	0.010%	10/16/2029	EUR	5,000	5,266
AXA SA	3.750%	10/12/2030	EUR	4,500	5,392
AXA SA	3.375%	5/31/2034	EUR	13,500	15,656
AXA SA	1.375%	10/7/2041	EUR	4,276	4,440
AXA SA	1.875%	7/10/2042	EUR	8,300	8,619
AXA SA	4.250%	3/10/2043	EUR	5,550	6,550
AXA SA	5.500%	7/11/2043	EUR	12,630	15,928
AXA SA	3.375%	7/6/2047	EUR	6,007	7,047
AXA SA	3.250%	5/28/2049	EUR	17,896	20,684
Ayvens SA	4.000%	7/5/2027	EUR	4,600	5,457
Ayvens SA	3.875%	1/24/2028	EUR	4,800	5,697
Ayvens SA	4.875%	10/6/2028	EUR	4,600	5,587
Ayvens SA	3.875%	7/16/2029	EUR	5,000	5,940
Ayvens SA	4.000%	1/24/2031	EUR	2,400	2,869
Banque Federative du Credit Mutuel SA	0.100%	10/8/2027	EUR	4,300	4,842
Banque Federative du Credit Mutuel SA	1.625%	11/15/2027	EUR	2,500	2,860
Banque Federative du Credit Mutuel SA	0.875%	12/7/2027	GBP	6,100	7,784
Banque Federative du Credit Mutuel SA	2.500%	5/25/2028	EUR	7,500	8,641
Banque Federative du Credit Mutuel SA	0.250%	6/29/2028	EUR	6,200	6,854
Banque Federative du Credit Mutuel SA	0.250%	7/19/2028	EUR	13,200	14,508
Banque Federative du Credit Mutuel SA	1.875%	10/26/2028	GBP	3,200	4,036
Banque Federative du Credit Mutuel SA	0.625%	11/3/2028	EUR	26,400	29,026
Banque Federative du Credit Mutuel SA	4.125%	3/13/2029	EUR	10,000	12,010
Banque Federative du Credit Mutuel SA	1.750%	3/15/2029	EUR	5,000	5,617
Banque Federative du Credit Mutuel SA	1.875%	6/18/2029	EUR	5,000	5,591
Banque Federative du Credit Mutuel SA	5.000%	10/22/2029	GBP	6,000	8,115
Banque Federative du Credit Mutuel SA	0.750%	1/17/2030	EUR	1,200	1,277
Banque Federative du Credit Mutuel SA	1.250%	6/3/2030	EUR	11,000	11,779
Banque Federative du Credit Mutuel SA	0.625%	2/21/2031	EUR	15,200	15,493
Banque Federative du Credit Mutuel SA	5.250%	9/10/2031	GBP	16,000	21,648
Banque Federative du Credit Mutuel SA	4.750%	11/10/2031	EUR	16,000	19,698
Banque Federative du Credit Mutuel SA	1.125%	11/19/2031	EUR	8,900	9,024
Banque Federative du Credit Mutuel SA	3.625%	9/14/2032	EUR	9,000	10,520
Banque Federative du Credit Mutuel SA	5.125%	1/13/2033	EUR	6,000	7,433
Banque Federative du Credit Mutuel SA	3.750%	2/1/2033	EUR	15,000	17,595
Banque Federative du Credit Mutuel SA	4.125%	6/14/2033	EUR	18,000	21,602
Banque Federative du Credit Mutuel SA	4.375%	1/11/2034	EUR	16,000	18,922
BNP Paribas Home Loan SFH SA	3.000%	5/25/2028	EUR	10,000	11,734
BNP Paribas SA	1.875%	12/14/2027	GBP	3,000	3,878
BNP Paribas SA	1.500%	5/25/2028	EUR	25,000	28,391
BNP Paribas SA	0.500%	5/30/2028	EUR	1,000	1,142
BNP Paribas SA	2.750%	7/25/2028	EUR	20,000	23,350
BNP Paribas SA	0.500%	9/1/2028	EUR	5,600	6,344
BNP Paribas SA	3.875%	2/23/2029	EUR	16,000	19,008
BNP Paribas SA	2.875%	2/24/2029	GBP	6,000	7,660
BNP Paribas SA	1.125%	4/17/2029	EUR	5,000	5,632
BNP Paribas SA	1.375%	5/28/2029	EUR	13,300	14,703
BNP Paribas SA	2.538%	7/13/2029	CAD	2,491	1,788
BNP Paribas SA	6.000%	8/18/2029	GBP	4,000	5,547
BNP Paribas SA	3.625%	9/1/2029	EUR	6,000	7,083
BNP Paribas SA	0.500%	1/19/2030	EUR	9,400	10,201
BNP Paribas SA	0.875%	7/11/2030	EUR	10,400	11,256
BNP Paribas SA	3.875%	1/10/2031	EUR	5,000	5,974
BNP Paribas SA	1.625%	7/2/2031	EUR	3,200	3,372
BNP Paribas SA	1.250%	7/13/2031	GBP	9,100	10,060
BNP Paribas SA	4.042%	1/10/2032	EUR	4,000	4,769
BNP Paribas SA	2.100%	4/7/2032	EUR	6,000	6,415
BNP Paribas SA	4.125%	9/26/2032	EUR	7,000	8,444
BNP Paribas SA	4.750%	11/13/2032	EUR	26,000	31,943
BNP Paribas SA	0.625%	12/3/2032	EUR	21,000	20,183
BNP Paribas SA	4.125%	5/24/2033	EUR	5,000	6,049
BNP Paribas SA	0.875%	8/31/2033	EUR	14,000	15,384
BNP Paribas SA	3.494%	9/17/2033	EUR	10,000	11,463
BNP Paribas SA	4.159%	8/28/2034	EUR	21,000	24,799
BNP Paribas SA	2.000%	9/13/2036	GBP	2,200	2,080
Bouygues SA	1.375%	6/7/2027	EUR	8,200	9,472
Bouygues SA	1.125%	7/24/2028	EUR	200	224
Bouygues SA	2.250%	6/29/2029	EUR	9,500	10,827
Bouygues SA	0.500%	2/11/2030	EUR	2,500	2,655
Bouygues SA	4.625%	6/7/2032	EUR	7,500	9,273

Total International Bond II Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
Bouygues SA	3.250%	6/30/2037	EUR	6,200	6,854
Bouygues SA	5.375%	6/30/2042	EUR	5,600	7,193
BPCE SA	4.500%	4/26/2028	AUD	9,640	6,776
BPCE SA	0.914%	7/13/2028	JPY	300,000	1,871
BPCE SA	6.000%	9/29/2028	GBP	3,000	4,120
BPCE SA	1.625%	3/2/2029	EUR	12,000	13,659
BPCE SA	5.250%	4/16/2029	GBP	9,500	12,769
BPCE SA	4.625%	3/2/2030	EUR	20,000	24,180
BPCE SA	0.250%	1/14/2031	EUR	7,500	7,603
BPCE SA	0.750%	3/3/2031	EUR	6,000	6,152
BPCE SA	3.375%	12/19/2031	EUR	10,000	11,540
BPCE SA	1.000%	1/14/2032	EUR	5,600	5,663
BPCE SA	5.250%	7/31/2032	GBP	10,000	13,308
BPCE SA	4.000%	11/29/2032	EUR	9,000	10,771
BPCE SA	4.500%	1/13/2033	EUR	14,000	16,946
BPCE SA	4.125%	3/8/2033	EUR	7,000	8,292
BPCE SA	3.625%	10/1/2033	EUR	20,000	23,029
BPCE SA	4.000%	1/20/2034	EUR	10,000	11,716
BPCE SA	1.750%	2/2/2034	EUR	9,500	10,546
BPCE SA	4.750%	6/14/2034	EUR	5,000	6,123
BPCE SA	4.250%	1/11/2035	EUR	5,000	5,947
BPCE SA	5.125%	1/25/2035	EUR	9,000	10,939
BPCE SA	4.250%	7/16/2035	EUR	5,000	5,885
BPCE SA	3.875%	1/25/2036	EUR	5,000	5,892
BPCE SA	4.125%	2/27/2039	EUR	10,000	11,392
BPCE SA	2.125%	10/13/2046	EUR	15,000	15,679
BPCE SFH SA	0.625%	9/22/2027	EUR	2,500	2,844
BPCE SFH SA	0.010%	11/10/2027	EUR	28,900	32,464
BPCE SFH SA	3.250%	4/12/2028	EUR	20,000	23,588
BPCE SFH SA	0.875%	4/13/2028	EUR	6,100	6,874
BPCE SFH SA	0.750%	2/23/2029	EUR	27,000	29,754
BPCE SFH SA	1.000%	6/8/2029	EUR	2,400	2,649
BPCE SFH SA	3.000%	10/17/2029	EUR	5,000	5,854
BPCE SFH SA	2.500%	10/22/2029	EUR	10,000	11,523
BPCE SFH SA	2.750%	2/12/2030	EUR	25,300	29,324
BPCE SFH SA	1.125%	4/12/2030	EUR	16,200	17,621
BPCE SFH SA	2.625%	7/24/2030	EUR	6,300	7,243
BPCE SFH SA	0.125%	12/3/2030	EUR	33,500	34,249
BPCE SFH SA	3.000%	1/15/2031	EUR	20,000	23,284
BPCE SFH SA	0.010%	3/18/2031	EUR	14,400	14,479
BPCE SFH SA	0.625%	5/29/2031	EUR	5,200	5,365
BPCE SFH SA	3.375%	1/16/2036	EUR	20,000	23,066
Bureau Veritas SA	3.500%	5/22/2036	EUR	5,000	5,671
Caisse de Refinancement de l'Habitat SA	0.010%	2/7/2028	EUR	5,000	5,572
Caisse de Refinancement de l'Habitat SA	2.750%	4/12/2028	EUR	6,500	7,594
Caisse de Refinancement de l'Habitat SA	2.750%	1/12/2029	EUR	15,400	17,948
Caisse de Refinancement de l'Habitat SA	0.010%	10/8/2029	EUR	10,300	10,905
Caisse de Refinancement de l'Habitat SA	2.875%	3/25/2031	EUR	10,000	11,576
Caisse de Refinancement de l'Habitat SA	3.375%	6/28/2032	EUR	10,000	11,790
Caisse de Refinancement de l'Habitat SA	3.125%	2/23/2033	EUR	20,000	23,123
Caisse de Refinancement de l'Habitat SA	3.000%	1/12/2034	EUR	2,000	2,277
Caisse Nationale de Reassurance Mutuelle Agricole Groupama	0.750%	7/7/2028	EUR	3,500	3,868
Caisse Nationale de Reassurance Mutuelle Agricole Groupama	3.375%	9/24/2028	EUR	3,100	3,619
Capgemini SE	1.750%	4/18/2028	EUR	6,500	7,434
Capgemini SE	2.000%	4/15/2029	EUR	3,000	3,387
Capgemini SE	1.125%	6/23/2030	EUR	5,000	5,304
Capgemini SE	3.125%	9/25/2031	EUR	2,000	2,269
Capgemini SE	2.375%	4/15/2032	EUR	5,800	6,287
Capgemini SE	3.500%	9/25/2034	EUR	10,000	11,184
Carmila SA	1.625%	4/1/2029	EUR	1,200	1,342
Carmila SA	3.875%	1/25/2032	EUR	2,000	2,315
Carmila SA	3.750%	1/13/2033	EUR	10,000	11,427
Carrefour SA	2.625%	12/15/2027	EUR	5,000	5,822
Carrefour SA	2.375%	10/30/2029	EUR	4,800	5,477
Carrefour SA	4.375%	11/14/2031	EUR	11,000	13,329
Carrefour SA	3.625%	10/17/2032	EUR	7,000	8,107
CCF SFH SACA	2.500%	6/28/2028	EUR	8,800	10,199
CCF SFH SACA	2.750%	5/7/2031	EUR	10,000	11,464
Cie de Financement Foncier SA	0.010%	11/10/2027	EUR	23,000	25,823
Cie de Financement Foncier SA	0.750%	1/11/2028	EUR	5,400	6,107

Total International Bond II Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
Cie de Financement Foncier SA	0.500%	3/16/2028	EUR	11,400	12,780
Cie de Financement Foncier SA	0.875%	9/11/2028	EUR	9,200	10,278
Cie de Financement Foncier SA	0.010%	4/16/2029	EUR	10,000	10,747
Cie de Financement Foncier SA	3.000%	4/24/2032	EUR	8,300	9,580
Cie de Financement Foncier SA	3.000%	2/24/2033	EUR	6,400	7,350
Cie de Financement Foncier SA	3.125%	5/28/2034	EUR	6,000	6,868
Cie de Financement Foncier SA	0.010%	10/29/2035	EUR	21,000	17,525
Cie de Financement Foncier SA	0.600%	10/25/2041	EUR	19,600	14,264
Cie de Financement Foncier SA	3.875%	4/25/2055	EUR	6,951	7,762
Cie de Saint-Gobain SA	1.375%	6/14/2027	EUR	5,000	5,765
Cie de Saint-Gobain SA	2.375%	10/4/2027	EUR	4,800	5,583
Cie de Saint-Gobain SA	2.125%	6/10/2028	EUR	2,500	2,875
Cie de Saint-Gobain SA	1.875%	9/21/2028	EUR	9,700	11,064
Cie de Saint-Gobain SA	3.875%	11/29/2030	EUR	14,000	16,765
Cie de Saint-Gobain SA	1.875%	3/15/2031	EUR	2,700	2,945
Cie de Saint-Gobain SA	2.625%	8/10/2032	EUR	2,100	2,332
Cie de Saint-Gobain SA	3.625%	8/9/2036	EUR	12,000	13,569
Cie Generale des Etablissements Michelin SCA	0.000%	11/2/2028	EUR	7,700	8,373
Cie Generale des Etablissements Michelin SCA	1.750%	9/3/2030	EUR	15,000	16,474
Cie Generale des Etablissements Michelin SCA	0.250%	11/2/2032	EUR	4,000	3,817
Cie Generale des Etablissements Michelin SCA	3.375%	5/16/2036	EUR	2,000	2,264
Cie Generale des Etablissements Michelin SCA	2.500%	9/3/2038	EUR	2,500	2,509
CNP Assurances SA	1.250%	1/27/2029	EUR	2,000	2,211
CNP Assurances SA	4.500%	6/10/2047	EUR	3,800	4,500
CNP Assurances SA	2.000%	7/27/2050	EUR	6,000	6,506
CNP Assurances SA	2.500%	6/30/2051	EUR	3,400	3,716
CNP Assurances SA	5.250%	7/18/2053	EUR	5,000	6,166
Coentreprise de Transport d'Electricite SA	1.500%	7/29/2028	EUR	3,900	4,409
Coentreprise de Transport d'Electricite SA	2.125%	7/29/2032	EUR	8,000	8,537
Cofiroute SA	3.125%	3/6/2033	EUR	6,000	6,795
Covivio Hotels SACA	1.000%	7/27/2029	EUR	5,400	5,864
Covivio Hotels SACA	4.125%	5/23/2033	EUR	3,000	3,508
Covivio SA	1.500%	6/21/2027	EUR	2,000	2,304
Covivio SA	2.375%	2/20/2028	EUR	100	116
Covivio SA	1.625%	6/23/2030	EUR	6,800	7,404
Covivio SA	1.125%	9/17/2031	EUR	2,000	2,043
Covivio SA	4.625%	6/5/2032	EUR	2,400	2,914
Covivio SA	3.625%	6/17/2034	EUR	7,500	8,426
Credit Agricole Assurances SA	2.000%	7/17/2030	EUR	3,200	3,486
Credit Agricole Assurances SA	1.500%	10/6/2031	EUR	4,000	4,164
Credit Agricole Assurances SA	5.875%	10/25/2033	EUR	6,500	8,396
Credit Agricole Assurances SA	4.500%	12/17/2034	EUR	3,600	4,291
Credit Agricole Assurances SA	4.125%	12/17/2036	EUR	2,000	2,290
Credit Agricole Assurances SA	2.625%	1/29/2048	EUR	4,000	4,603
Credit Agricole Assurances SA	4.750%	9/27/2048	EUR	2,400	2,873
Credit Agricole Home Loan SFH SA	0.750%	5/5/2027	EUR	17,600	20,233
Credit Agricole Home Loan SFH SA	0.875%	8/31/2027	EUR	5,500	6,287
Credit Agricole Home Loan SFH SA	0.875%	8/11/2028	EUR	53,900	60,352
Credit Agricole Home Loan SFH SA	0.050%	12/6/2029	EUR	15,000	15,814
Credit Agricole Home Loan SFH SA	1.625%	5/31/2030	EUR	9,000	9,978
Credit Agricole Home Loan SFH SA	3.000%	12/1/2030	EUR	12,500	14,592
Credit Agricole Home Loan SFH SA	1.250%	3/24/2031	EUR	18,900	20,309
Credit Agricole Home Loan SFH SA	0.010%	11/3/2031	EUR	15,100	14,890
Credit Agricole Home Loan SFH SA	1.375%	2/3/2032	EUR	10,300	10,908
Credit Agricole Home Loan SFH SA	3.000%	12/11/2032	EUR	5,000	5,762
Credit Agricole Home Loan SFH SA	0.875%	5/6/2034	EUR	9,900	9,525
Credit Agricole Home Loan SFH SA	1.500%	2/3/2037	EUR	10,000	9,519
Credit Agricole Home Loan SFH SA	1.500%	9/28/2038	EUR	2,500	2,278
Credit Agricole Public Sector SCF SA	0.875%	8/2/2027	EUR	20,257	23,189
Credit Agricole Public Sector SCF SA	0.010%	9/13/2028	EUR	5,000	5,471
Credit Agricole Public Sector SCF SA	2.625%	12/11/2030	EUR	14,700	16,866
Credit Agricole Public Sector SCF SA	3.000%	1/16/2033	EUR	10,000	11,508
Credit Agricole SA	1.375%	5/3/2027	EUR	20,500	23,728
Credit Agricole SA	0.375%	4/20/2028	EUR	20,000	22,227
Credit Agricole SA	0.983%	1/26/2029	JPY	900,000	5,591
Credit Agricole SA	1.750%	3/5/2029	EUR	11,000	12,359
Credit Agricole SA	2.000%	3/25/2029	EUR	6,600	7,445
Credit Agricole SA	1.000%	7/3/2029	EUR	7,700	8,450
Credit Agricole SA	2.500%	8/29/2029	EUR	12,000	13,774
Credit Agricole SA	0.500%	9/21/2029	EUR	11,400	12,523

Total International Bond II Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
Credit Agricole SA	4.875%	10/23/2029	GBP	2,000	2,695
Credit Agricole SA	3.875%	4/20/2031	EUR	16,000	19,147
Credit Agricole SA	0.875%	1/14/2032	EUR	3,600	3,625
Credit Agricole SA	3.250%	8/25/2032	EUR	15,000	17,206
Credit Agricole SA	4.000%	1/18/2033	EUR	3,000	3,605
Credit Agricole SA	4.375%	11/27/2033	EUR	10,000	12,111
Credit Agricole SA	2.500%	4/22/2034	EUR	12,000	12,749
Credit Agricole SA	5.750%	11/9/2034	GBP	5,000	6,812
Credit Agricole SA	3.875%	11/28/2034	EUR	14,000	16,539
Credit Agricole SA	3.750%	5/27/2035	EUR	11,000	12,649
Credit Agricole SA	4.186%	10/15/2035	CAD	7,500	5,453
Credit Agricole SA	6.000%	10/22/2035	GBP	10,000	13,678
Credit Agricole SA	4.125%	2/26/2036	EUR	5,000	5,894
Credit Agricole SA	4.375%	4/15/2036	EUR	5,000	5,930
Credit Mutuel Arkea SA	0.875%	5/7/2027	EUR	6,000	6,904
Credit Mutuel Arkea SA	3.500%	2/9/2029	EUR	9,700	11,349
Credit Mutuel Arkea SA	1.125%	5/23/2029	EUR	1,200	1,322
Credit Mutuel Arkea SA	0.750%	1/18/2030	EUR	10,000	10,673
Credit Mutuel Arkea SA	3.375%	3/11/2031	EUR	8,000	9,088
Credit Mutuel Arkea SA	0.875%	10/25/2031	EUR	4,300	4,364
Credit Mutuel Arkea SA	0.875%	3/11/2033	EUR	5,000	4,822
Credit Mutuel Arkea SA	4.125%	2/1/2034	EUR	15,000	17,929
Credit Mutuel Home Loan SFH SA	3.125%	6/22/2027	EUR	24,000	28,247
Credit Mutuel Home Loan SFH SA	0.750%	9/15/2027	EUR	6,200	7,067
Credit Mutuel Home Loan SFH SA	1.000%	4/30/2028	EUR	22,500	25,398
Credit Mutuel Home Loan SFH SA	0.010%	7/20/2028	EUR	10,800	11,872
Credit Mutuel Home Loan SFH SA	1.000%	1/30/2029	EUR	2,900	3,223
Credit Mutuel Home Loan SFH SA	2.625%	6/6/2030	EUR	7,000	8,048
Credit Mutuel Home Loan SFH SA	3.000%	2/3/2031	EUR	20,500	23,825
Credit Mutuel Home Loan SFH SA	3.000%	7/29/2032	EUR	4,600	5,307
Credit Mutuel Home Loan SFH SA	3.125%	6/6/2035	EUR	5,000	5,658
Crelan Home Loan SCF	1.375%	4/18/2033	EUR	7,700	7,849
Danone SA	0.395%	6/10/2029	EUR	700	756
Danone SA	3.706%	11/13/2029	EUR	500	594
Danone SA	3.481%	5/3/2030	EUR	4,600	5,424
Danone SA	0.520%	11/9/2030	EUR	4,000	4,162
Danone SA	3.470%	5/22/2031	EUR	5,400	6,351
Dassault Systemes SE	0.375%	9/16/2029	EUR	5,000	5,355
Edenred SE	1.375%	6/18/2029	EUR	3,000	3,314
Edenred SE	3.625%	6/13/2031	EUR	1,000	1,172
Edenred SE	3.625%	8/5/2032	EUR	2,500	2,900
Electricite de France SA	4.375%	10/12/2029	EUR	13,500	16,348
Electricite de France SA	4.625%	4/26/2030	EUR	10,000	12,266
Electricite de France SA	2.000%	10/2/2030	EUR	1,000	1,104
Electricite de France SA	5.875%	7/18/2031	GBP	1,512	2,097
Electricite de France SA	4.250%	1/25/2032	EUR	2,500	3,032
Electricite de France SA	1.000%	11/29/2033	EUR	9,900	9,472
Electricite de France SA	5.379%	5/17/2034	CAD	800	618
Electricite de France SA	6.125%	6/2/2034	GBP	13,050	17,738
Electricite de France SA	4.750%	10/12/2034	EUR	14,800	18,348
Electricite de France SA	5.500%	1/25/2035	GBP	700	907
Electricite de France SA	4.573%	2/6/2035	CAD	5,000	3,648
Electricite de France SA	4.375%	6/17/2036	EUR	3,000	3,600
Electricite de France SA	1.875%	10/13/2036	EUR	12,800	12,157
Electricite de France SA	5.500%	3/27/2037	GBP	6,800	8,513
Electricite de France SA	4.500%	11/12/2040	EUR	2,000	2,366
Electricite de France SA	5.500%	10/17/2041	GBP	12,600	15,046
Electricite de France SA	4.625%	1/25/2043	EUR	13,000	14,953
Electricite de France SA	6.627%	8/28/2045	AUD	2,430	1,705
Electricite de France SA	2.000%	12/9/2049	EUR	7,700	5,360
Electricite de France SA	5.125%	9/22/2050	GBP	4,650	4,877
Electricite de France SA	5.777%	5/17/2054	CAD	2,500	1,892
Electricite de France SA	6.500%	11/8/2064	GBP	3,000	3,737
Electricite de France SA	6.000%	1/23/2114	GBP	5,900	6,552
Engie SA	1.500%	3/27/2028	EUR	5,000	5,697
Engie SA	1.750%	3/27/2028	EUR	8,500	9,730
Engie SA	1.375%	6/22/2028	EUR	12,000	13,582
Engie SA	7.000%	10/30/2028	GBP	2,950	4,194
Engie SA	3.500%	9/27/2029	EUR	14,600	17,249
Engie SA	0.375%	10/26/2029	EUR	1,000	1,065

Total International Bond II Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
Engie SA	2.125%	3/30/2032	EUR	6,400	6,938
Engie SA	1.875%	9/19/2033	EUR	2,700	2,762
Engie SA	4.250%	9/6/2034	EUR	6,000	7,228
Engie SA	4.000%	1/11/2035	EUR	6,300	7,423
Engie SA	1.500%	3/13/2035	EUR	7,900	7,607
Engie SA	1.000%	10/26/2036	EUR	3,500	3,077
Engie SA	2.000%	9/28/2037	EUR	4,100	3,891
Engie SA	1.375%	6/21/2039	EUR	5,200	4,364
Engie SA	1.250%	10/24/2041	EUR	4,400	3,306
Engie SA	4.500%	9/6/2042	EUR	14,100	16,533
Engie SA	4.250%	1/11/2043	EUR	2,000	2,258
Engie SA	5.625%	4/3/2053	GBP	4,000	4,645
Engie SA	5.000%	10/1/2060	GBP	4,500	4,739
Engie SA	5.950%	3/16/2111	EUR	1,547	2,231
Engie SA	1.500%	Perpetual	EUR	10,500	11,731
Engie SA	1.875%	Perpetual	EUR	7,000	7,380
Engie SA	5.125%	Perpetual	EUR	5,000	6,038
EssilorLuxottica SA	0.500%	6/5/2028	EUR	9,800	10,946
Gecina SA	1.375%	1/26/2028	EUR	800	909
Gecina SA	1.000%	1/30/2029	EUR	1,200	1,332
Gecina SA	1.625%	3/14/2030	EUR	4,000	4,378
Gecina SA	2.000%	6/30/2032	EUR	5,600	5,970
Gecina SA	0.875%	1/25/2033	EUR	3,600	3,488
Gecina SA	3.375%	8/4/2035	EUR	5,000	5,600
Gecina SA	0.875%	6/30/2036	EUR	4,200	3,617
GELF Bond Issuer I SA	1.125%	7/18/2029	EUR	2,096	2,269
GELF Bond Issuer I SA	3.625%	11/27/2031	EUR	2,800	3,220
Groupe des Assurances du Credit Mutuel SADIR	3.750%	4/30/2029	EUR	2,300	2,725
Groupe des Assurances du Credit Mutuel SADIR	1.850%	4/21/2042	EUR	3,400	3,522
Groupe VYV	1.625%	7/2/2029	EUR	2,000	2,190
HSBC Continental Europe SA	0.100%	9/3/2027	EUR	5,000	5,651
ICADE	1.625%	2/28/2028	EUR	300	340
ICADE	1.000%	1/19/2030	EUR	1,800	1,906
ICADE	0.625%	1/18/2031	EUR	5,100	5,102
Imerys SA	1.000%	7/15/2031	EUR	500	507
Imerys SA	4.000%	11/21/2032	EUR	5,000	5,761
Indigo Group SAS	1.625%	4/19/2028	EUR	100	114
In'li SA	1.125%	7/2/2029	EUR	900	982
ITM Entreprises SAS	5.750%	7/22/2029	EUR	2,500	3,092
JCDecaux SE	2.625%	4/24/2028	EUR	2,500	2,893
JCDecaux SE	5.000%	1/11/2029	EUR	1,500	1,826
JCDecaux SE	1.625%	2/7/2030	EUR	3,100	3,392
Kering SA	3.250%	2/27/2029	EUR	11,000	12,883
Kering SA	3.625%	9/5/2031	EUR	13,000	15,200
Kering SA	5.000%	11/23/2032	GBP	7,500	9,916
Kering SA	3.375%	2/27/2033	EUR	9,000	10,211
Kering SA	3.625%	3/11/2036	EUR	2,500	2,794
Klepierre SA	2.000%	5/12/2029	EUR	2,500	2,823
Klepierre SA	0.625%	7/1/2030	EUR	5,200	5,414
Klepierre SA	0.875%	2/17/2031	EUR	5,100	5,258
Klepierre SA	1.250%	9/29/2031	EUR	2,900	3,004
Klepierre SA	1.625%	12/13/2032	EUR	3,500	3,579
Klepierre SA	3.875%	9/23/2033	EUR	2,900	3,394
La Banque Postale Home Loan SFH SA	0.875%	2/7/2028	EUR	4,500	5,091
La Banque Postale Home Loan SFH SA	3.125%	2/19/2029	EUR	19,600	23,026
La Banque Postale Home Loan SFH SA	0.010%	10/22/2029	EUR	27,000	28,487
La Banque Postale Home Loan SFH SA	2.750%	10/30/2030	EUR	19,200	22,156
La Banque Postale SA	3.000%	6/9/2028	EUR	4,000	4,657
La Banque Postale SA	2.000%	7/13/2028	EUR	4,800	5,496
La Banque Postale SA	1.375%	4/24/2029	EUR	1,800	1,997
La Banque Postale SA	3.500%	6/13/2030	EUR	8,500	10,045
La Banque Postale SA	0.750%	6/23/2031	EUR	10,000	10,169
La Banque Postale SA	0.750%	8/2/2032	EUR	3,500	3,991
La Banque Postale SA	5.500%	3/5/2034	EUR	2,500	3,057
La Poste SA	0.375%	9/17/2027	EUR	9,700	11,024
La Poste SA	1.450%	11/30/2028	EUR	1,100	1,241
La Poste SA	0.000%	7/18/2029	EUR	5,800	6,140
La Poste SA	1.375%	4/21/2032	EUR	22,800	23,642
Legrand SA	3.625%	5/29/2029	EUR	5,000	5,925
Legrand SA	0.750%	5/20/2030	EUR	8,500	9,047

Total International Bond II Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
Legrand SA	0.375%	10/6/2031	EUR	800	802
LVMH Moet Hennessy Louis Vuitton SE	0.125%	2/11/2028	EUR	5,000	5,590
LVMH Moet Hennessy Louis Vuitton SE	3.250%	9/7/2029	EUR	6,000	7,075
LVMH Moet Hennessy Louis Vuitton SE	0.375%	2/11/2031	EUR	7,400	7,584
LVMH Moet Hennessy Louis Vuitton SE	3.500%	9/7/2033	EUR	29,000	34,009
LVMH Moet Hennessy Louis Vuitton SE	3.500%	10/5/2034	EUR	10,000	11,637
Malakoff Humanis Prevoyance	4.500%	6/20/2035	EUR	3,000	3,553
Mercialys SA	2.500%	2/28/2029	EUR	1,600	1,828
MMS USA Holdings Inc.	1.250%	6/13/2028	EUR	12,100	13,604
MMS USA Holdings Inc.	1.750%	6/13/2031	EUR	3,300	3,521
Mutuelle Assurance Travailleur Mutualiste SAM	4.625%	2/23/2036	EUR	2,200	2,631
Nerval SAS	2.875%	4/14/2032	EUR	3,100	3,415
Orange SA	1.250%	7/7/2027	EUR	4,000	4,608
Orange SA	1.375%	3/20/2028	EUR	17,800	20,250
Orange SA	8.125%	11/20/2028	GBP	3,184	4,643
Orange SA	2.000%	1/15/2029	EUR	200	228
Orange SA	1.375%	1/16/2030	EUR	16,300	17,848
Orange SA	1.875%	9/12/2030	EUR	19,400	21,403
Orange SA	3.625%	11/16/2031	EUR	15,000	17,733
Orange SA	1.625%	4/7/2032	EUR	7,300	7,695
Orange SA	2.375%	5/18/2032	EUR	5,000	5,498
Orange SA	0.500%	9/4/2032	EUR	5,500	5,337
Orange SA	8.125%	1/28/2033	EUR	238	353
Orange SA	0.625%	12/16/2033	EUR	9,500	8,882
Orange SA	5.625%	1/23/2034	GBP	1,900	2,603
Orange SA	0.750%	6/29/2034	EUR	2,000	1,853
Orange SA	1.200%	7/11/2034	EUR	3,000	2,890
Orange SA	3.250%	1/17/2035	EUR	5,000	5,595
Orange SA	4.125%	11/13/2045	EUR	3,000	3,337
Orange SA	1.375%	9/4/2049	EUR	9,000	6,057
Orange SA	1.375%	Perpetual	EUR	1,600	1,744
Orange SA	1.750%	Perpetual	EUR	3,200	3,585
Orange SA	4.500%	Perpetual	EUR	9,000	10,663
Orange SA	5.375%	Perpetual	EUR	18,000	21,958
Pernod Ricard SA	3.250%	11/2/2028	EUR	3,000	3,525
Pernod Ricard SA	1.375%	4/7/2029	EUR	6,400	7,130
Pernod Ricard SA	0.125%	10/4/2029	EUR	5,000	5,275
Pernod Ricard SA	1.750%	4/8/2030	EUR	2,600	2,866
Pernod Ricard SA	0.875%	10/24/2031	EUR	5,000	5,106
Pernod Ricard SA	3.750%	9/15/2033	EUR	6,000	6,956
Pernod Ricard SA	3.625%	5/7/2034	EUR	8,000	9,151
Praemia Healthcare SACA	0.875%	11/4/2029	EUR	8,400	8,899
PSA Tresorerie GIE	6.000%	9/19/2033	EUR	3,926	5,024
RCI Banque SA	4.750%	7/6/2027	EUR	6,000	7,143
RCI Banque SA	4.875%	6/14/2028	EUR	7,000	8,435
RCI Banque SA	4.875%	10/2/2029	EUR	24,000	29,247
RCI Banque SA	3.875%	9/30/2030	EUR	5,000	5,894
RCI Banque SA	4.125%	4/4/2031	EUR	9,000	10,707
RCI Banque SA	3.750%	2/16/2032	EUR	6,000	6,918
RCI Banque SA	3.625%	11/3/2032	EUR	12,000	13,680
RTE Reseau de Transport d'Electricite SADIR	0.000%	9/9/2027	EUR	15,900	17,927
RTE Reseau de Transport d'Electricite SADIR	2.750%	6/20/2029	EUR	1,000	1,155
RTE Reseau de Transport d'Electricite SADIR	1.500%	9/27/2030	EUR	2,500	2,690
RTE Reseau de Transport d'Electricite SADIR	0.750%	1/12/2034	EUR	5,000	4,678
RTE Reseau de Transport d'Electricite SADIR	3.750%	7/4/2035	EUR	13,200	15,338
RTE Reseau de Transport d'Electricite SADIR	2.000%	4/18/2036	EUR	2,900	2,858
RTE Reseau de Transport d'Electricite SADIR	1.875%	10/23/2037	EUR	5,000	4,671
RTE Reseau de Transport d'Electricite SADIR	1.125%	7/8/2040	EUR	8,800	6,827
SANEF SA	0.950%	10/19/2028	EUR	1,000	1,114
SCOR SE	3.625%	5/27/2048	EUR	3,600	4,206
SCOR SE	1.375%	9/17/2051	EUR	3,300	3,405
Societe Generale SA	0.847%	5/26/2027	JPY	1,000,000	6,296
Societe Generale SA	4.125%	6/2/2027	EUR	5,000	5,941
Societe Generale SA	0.250%	7/8/2027	EUR	4,500	5,119
Societe Generale SA	1.250%	12/7/2027	GBP	5,300	6,790
Societe Generale SA	2.125%	9/27/2028	EUR	7,400	8,448
Societe Generale SA	4.125%	11/21/2028	EUR	10,000	12,029
Societe Generale SA	1.750%	3/22/2029	EUR	5,500	6,166
Societe Generale SA	0.500%	6/12/2029	EUR	16,900	18,689
Societe Generale SA	3.375%	5/14/2030	EUR	7,000	8,178

Total International Bond II Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
Societe Generale SA	1.250%	6/12/2030	EUR	4,000	4,287
Societe Generale SA	3.625%	11/13/2030	EUR	8,000	9,403
Societe Generale SA	4.250%	12/6/2030	EUR	17,000	20,378
Societe Generale SA	4.875%	11/21/2031	EUR	10,000	12,287
Societe Generale SA	5.750%	1/22/2032	GBP	8,000	10,921
Societe Generale SA	3.500%	3/1/2032	EUR	10,000	11,575
Societe Generale SA	5.250%	9/6/2032	EUR	10,000	11,993
Societe Generale SA	4.250%	11/16/2032	EUR	4,000	4,895
Societe Generale SA	6.250%	6/22/2033	GBP	2,500	3,536
Societe Generale SA	3.750%	9/2/2033	EUR	10,000	11,568
Societe Generale SA	3.750%	5/17/2035	EUR	6,000	6,943
Societe Generale SA	4.125%	5/14/2036	EUR	5,000	5,832
Societe Generale SA	4.000%	2/4/2037	EUR	10,000	11,456
Societe Generale SFH SA	0.750%	1/19/2028	EUR	5,000	5,654
Societe Generale SFH SA	1.375%	5/5/2028	EUR	12,500	14,209
Societe Generale SFH SA	0.125%	2/2/2029	EUR	25,100	27,221
Societe Generale SFH SA	0.010%	2/11/2030	EUR	1,800	1,878
Societe Generale SFH SA	0.010%	2/5/2031	EUR	40,500	40,919
Sodexo SA	1.750%	6/26/2028	GBP	3,910	4,953
Sodexo SA	1.000%	4/27/2029	EUR	3,300	3,623
Sogecap SA	6.500%	5/16/2044	EUR	3,700	4,845
Suez SACA	2.375%	5/24/2030	EUR	2,000	2,250
Suez SACA	5.000%	11/3/2032	EUR	1,400	1,743
Suez SACA	2.875%	5/24/2034	EUR	9,100	9,818
Suez SACA	6.625%	10/5/2043	GBP	6,500	8,730
TDF Infrastructure SAS	5.625%	7/21/2028	EUR	1,000	1,215
TDF Infrastructure SAS	1.750%	12/1/2029	EUR	7,200	7,845
TDF Infrastructure SAS	4.125%	10/23/2031	EUR	3,000	3,506
Teleperformance SE	5.250%	11/22/2028	EUR	3,000	3,637
Teleperformance SE	5.750%	11/22/2031	EUR	5,000	6,199
Terega SA	0.875%	9/17/2030	EUR	2,500	2,604
Terega SASU	0.625%	2/27/2028	EUR	1,000	1,114
Thales SA	4.250%	10/18/2031	EUR	5,000	6,080
Tikehau Capital SCA	6.625%	3/14/2030	EUR	3,000	3,817
TotalEnergies Capital Canada Ltd.	2.125%	9/18/2029	EUR	7,700	8,723
TotalEnergies Capital International SA	0.696%	5/31/2028	EUR	12,000	13,421
TotalEnergies Capital International SA	1.491%	9/4/2030	EUR	500	545
TotalEnergies Capital International SA	0.952%	5/18/2031	EUR	3,000	3,134
TotalEnergies Capital International SA	3.075%	7/1/2031	EUR	10,000	11,561
TotalEnergies Capital International SA	1.994%	4/8/2032	EUR	5,200	5,634
TotalEnergies Capital International SA	3.647%	7/1/2035	EUR	3,000	3,474
TotalEnergies Capital International SA	1.618%	5/18/2040	EUR	13,000	11,117
TotalEnergies Capital International SA	4.060%	7/1/2040	EUR	3,000	3,429
TotalEnergies SE	1.625%	Perpetual	EUR	8,684	9,843
TotalEnergies SE	2.000%	Perpetual	EUR	21,691	23,329
TotalEnergies SE	2.125%	Perpetual	EUR	14,781	15,052
TotalEnergies SE	3.250%	Perpetual	EUR	7,000	7,144
Unibail-Rodamco-Westfield SE	0.750%	10/25/2028	EUR	2,100	2,323
Unibail-Rodamco-Westfield SE	1.500%	5/29/2029	EUR	100	111
Unibail-Rodamco-Westfield SE	2.625%	4/9/2030	EUR	3,000	3,411
Unibail-Rodamco-Westfield SE	1.375%	4/15/2030	EUR	4,685	5,065
Unibail-Rodamco-Westfield SE	1.875%	1/15/2031	EUR	11,000	11,866
Unibail-Rodamco-Westfield SE	1.375%	12/4/2031	EUR	7,200	7,414
Unibail-Rodamco-Westfield SE	0.875%	3/29/2032	EUR	9,200	9,151
Unibail-Rodamco-Westfield SE	2.000%	6/29/2032	EUR	1,400	1,476
Unibail-Rodamco-Westfield SE	1.375%	5/25/2033	EUR	800	789
Unibail-Rodamco-Westfield SE	1.750%	2/27/2034	EUR	5,000	4,952
Unibail-Rodamco-Westfield SE	2.000%	4/28/2036	EUR	7,187	6,901
Unibail-Rodamco-Westfield SE	2.250%	5/14/2038	EUR	400	378
Unibail-Rodamco-Westfield SE	1.750%	7/1/2049	EUR	2,000	1,318
Veolia Environnement SA	1.590%	1/10/2028	EUR	3,100	3,547
Veolia Environnement SA	1.250%	4/15/2028	EUR	4,900	5,540
Veolia Environnement SA	0.927%	1/4/2029	EUR	2,500	2,768
Veolia Environnement SA	1.500%	4/3/2029	EUR	1,100	1,229
Veolia Environnement SA	1.940%	1/7/2030	EUR	16,800	18,695
Veolia Environnement SA	1.625%	9/17/2030	EUR	200	217
Veolia Environnement SA	5.375%	12/2/2030	GBP	500	686
Veolia Environnement SA	0.800%	1/15/2032	EUR	5,000	5,008
Veolia Environnement SA	3.324%	6/17/2032	EUR	12,000	13,846
Veolia Environnement SA	6.125%	11/25/2033	EUR	2,136	2,894

Total International Bond II Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
Veolia Environnement SA	1.250%	5/14/2035	EUR	6,000	5,615
Vinci SA	0.000%	11/27/2028	EUR	2,000	2,175
Vinci SA	1.625%	1/18/2029	EUR	15,000	16,929
Vinci SA	1.750%	9/26/2030	EUR	9,400	10,338
Vinci SA	0.500%	1/9/2032	EUR	5,800	5,757
Vinci SA	2.750%	9/15/2034	GBP	4,400	4,932
Wendel SE	1.000%	6/1/2031	EUR	3,200	3,313
Wendel SE	3.750%	8/11/2033	EUR	8,000	9,197
Westfield America Management Ltd.	2.625%	3/30/2029	GBP	5,900	7,441
					4,575,967
Germany (2.3%)
Aareal Bank AG	0.250%	11/23/2027	EUR	1,000	1,118
Aareal Bank AG	0.010%	2/1/2028	EUR	18,800	20,947
Aareal Bank AG	0.750%	4/18/2028	EUR	2,000	2,228
Aareal Bank AG	0.010%	9/15/2028	EUR	11,900	13,011
Aareal Bank AG	2.625%	2/3/2031	EUR	10,000	11,433
Aareal Bank AG	3.000%	8/5/2031	EUR	10,100	11,693
Allianz Finance II BV	3.000%	3/13/2028	EUR	1,400	1,645
Allianz Finance II BV	0.500%	1/14/2031	EUR	14,900	15,532
Allianz Finance II BV	4.500%	3/13/2043	GBP	3,500	3,988
Allianz SE	4.597%	9/7/2038	EUR	9,000	10,757
Allianz SE	1.301%	9/25/2049	EUR	4,100	4,446
Allianz SE	2.121%	7/8/2050	EUR	10,000	10,955
Allianz SE	4.252%	7/5/2052	EUR	7,100	8,416
Allianz SE	5.824%	7/25/2053	EUR	11,900	15,295
Allianz SE	4.851%	7/26/2054	EUR	4,000	4,868
Amphenol Technologies Holding GmbH	3.625%	3/30/2031	EUR	5,000	5,889
Amprion GmbH	3.450%	9/22/2027	EUR	8,000	9,424
Amprion GmbH	3.125%	8/27/2030	EUR	5,000	5,782
Amprion GmbH	3.971%	9/22/2032	EUR	13,800	16,471
Amprion GmbH	0.625%	9/23/2033	EUR	11,600	10,857
Amprion GmbH	4.125%	9/7/2034	EUR	5,000	5,951
Amprion GmbH	4.000%	9/30/2040	EUR	6,000	6,702
Amprion GmbH	4.000%	5/21/2044	EUR	7,000	7,644
Amprion GmbH	4.580%	1/15/2046	EUR	5,000	5,764
Aroundtown SA	3.000%	10/16/2029	GBP	10,017	12,360
Aroundtown SA	3.500%	5/13/2030	EUR	10,600	12,151
Aroundtown SA	3.250%	1/2/2031	EUR	5,000	5,626
Aroundtown SA	3.625%	4/10/2031	GBP	3,987	4,851
BASF SE	4.000%	3/8/2029	EUR	3,000	3,601
BASF SE	1.500%	5/22/2030	EUR	3,901	4,304
BASF SE	1.500%	3/17/2031	EUR	10,200	11,021
BASF SE	0.875%	10/6/2031	EUR	238	246
BASF SE	4.250%	3/8/2032	EUR	10,000	12,152
BASF SE	1.450%	12/13/2032	EUR	8,100	8,614
BASF SE	1.625%	11/15/2037	EUR	746	682
Bausparkasse Schwaebisch Hall AG	2.000%	5/17/2034	EUR	23,100	24,674
Bayer AG	0.375%	1/12/2029	EUR	4,000	4,346
Bayer AG	1.125%	1/6/2030	EUR	700	755
Bayer AG	0.625%	7/12/2031	EUR	4,600	4,628
Bayer AG	1.375%	7/6/2032	EUR	18,000	18,329
Bayer AG	4.625%	5/26/2033	EUR	2,500	3,063
Bayer AG	1.000%	1/12/2036	EUR	4,600	4,038
Bayer Capital Corp. BV	2.125%	12/15/2029	EUR	10,100	11,300
Bayerische Landesbank	0.625%	7/19/2027	EUR	977	1,117
Bayerische Landesbank	4.375%	9/21/2028	EUR	2,500	3,000
Bayerische Landesbank	3.000%	5/22/2029	EUR	12,500	14,683
Bayerische Landesbank	5.250%	11/28/2029	GBP	3,000	4,100
Bayerische Landesbank	0.200%	5/20/2030	EUR	20,000	21,021
Bayerische Landesbank	3.750%	2/14/2031	EUR	7,500	8,884
Bayerische Landesbank	0.050%	4/30/2031	EUR	14,000	14,159
Bayerische Landesbank	2.625%	10/7/2031	EUR	10,000	11,470
Bertelsmann SE & Co. KGaA	2.000%	4/1/2028	EUR	4,000	4,589
Bertelsmann SE & Co. KGaA	3.500%	5/29/2029	EUR	7,900	9,290
Bertelsmann SE & Co. KGaA	1.500%	5/15/2030	EUR	7,000	7,620
Bertelsmann SE & Co. KGaA	3.750%	7/23/2034	EUR	7,000	8,000
BMW Finance NV	1.500%	2/6/2029	EUR	12,227	13,723
BMW Finance NV	3.250%	5/20/2031	EUR	13,000	15,128
BMW Finance NV	0.200%	1/11/2033	EUR	2,545	2,418

Total International Bond II Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
BMW Finance NV	3.750%	11/20/2034	EUR	5,000	5,824
BMW Finance NV	3.625%	5/22/2035	EUR	3,000	3,453
BMW International Investment BV	3.375%	8/27/2034	EUR	10,250	11,617
BMW US Capital LLC	3.375%	2/2/2034	EUR	10,000	11,363
Commerzbank AG	0.625%	8/24/2027	EUR	537	612
Commerzbank AG	2.500%	2/25/2028	EUR	15,000	17,478
Commerzbank AG	3.375%	8/28/2028	EUR	16,985	20,136
Commerzbank AG	5.250%	3/25/2029	EUR	10,000	12,143
Commerzbank AG	3.125%	4/20/2029	EUR	22,000	25,941
Commerzbank AG	2.625%	9/3/2029	EUR	21,473	24,918
Commerzbank AG	5.125%	1/18/2030	EUR	10,000	12,235
Commerzbank AG	0.010%	3/11/2030	EUR	4,388	4,590
Commerzbank AG	2.500%	10/10/2030	EUR	10,000	11,474
Commerzbank AG	2.750%	1/9/2031	EUR	10,000	11,554
Commerzbank AG	2.625%	1/15/2031	EUR	10,000	11,503
Commerzbank AG	4.625%	1/17/2031	EUR	7,500	9,100
Commerzbank AG	4.000%	7/16/2032	EUR	4,000	4,739
Commerzbank AG	6.750%	10/5/2033	EUR	5,000	6,234
Commerzbank AG	1.250%	1/9/2034	EUR	3,413	3,473
Commerzbank AG	3.000%	3/13/2034	EUR	20,000	23,012
Commerzbank AG	4.875%	10/16/2034	EUR	14,000	16,892
Commerzbank AG	3.125%	1/15/2036	EUR	15,000	17,243
Commerzbank AG	3.875%	9/2/2036	EUR	17,000	19,472
Commerzbank AG	4.125%	6/30/2037	EUR	5,000	5,821
Continental AG	3.625%	11/30/2027	EUR	2,500	2,953
Continental AG	3.500%	10/1/2029	EUR	5,000	5,877
Covestro AG	1.375%	6/12/2030	EUR	2,000	2,173
Daimler Truck Finance Canada Inc.	5.220%	9/20/2027	CAD	600	452
Daimler Truck International Finance BV	3.875%	6/19/2029	EUR	4,000	4,766
Deutsche Apotheker-und Aerztebank eG	0.750%	10/5/2027	EUR	300	341
Deutsche Bahn AG	1.125%	12/18/2028	EUR	249	279
Deutsche Bahn AG	2.750%	3/19/2029	EUR	6,706	7,831
Deutsche Bahn AG	1.375%	3/28/2031	EUR	1,464	1,579
Deutsche Bahn AG	0.875%	7/11/2031	EUR	11,317	11,826
Deutsche Bahn AG	0.200%	5/20/2033	CHF	6,515	7,947
Deutsche Bahn AG	1.625%	8/16/2033	EUR	14,779	15,341
Deutsche Bahn AG	0.750%	7/16/2035	EUR	6,935	6,355
Deutsche Bahn AG	0.625%	4/15/2036	EUR	17,995	15,863
Deutsche Bahn AG	1.375%	4/16/2040	EUR	4,932	4,235
Deutsche Bahn AG	0.625%	12/8/2050	EUR	10,449	5,629
Deutsche Bahn AG	1.125%	5/29/2051	EUR	9,494	5,827
Deutsche Bank AG	1.750%	1/17/2028	EUR	3,700	4,233
Deutsche Bank AG	3.250%	5/24/2028	EUR	8,500	9,986
Deutsche Bank AG	0.250%	8/31/2028	EUR	2,439	2,690
Deutsche Bank AG	5.375%	1/11/2029	EUR	2,000	2,421
Deutsche Bank AG	3.375%	3/13/2029	EUR	12,200	14,462
Deutsche Bank AG	0.375%	6/23/2029	EUR	1,390	1,507
Deutsche Bank AG	3.750%	1/15/2030	EUR	8,000	9,467
Deutsche Bank AG	4.125%	4/4/2030	EUR	10,000	11,912
Deutsche Bank AG	1.625%	11/6/2030	EUR	25	28
Deutsche Bank AG	1.750%	11/19/2030	EUR	12,000	13,183
Deutsche Bank AG	6.125%	12/12/2030	GBP	8,100	11,256
Deutsche Bank AG	1.375%	2/17/2032	EUR	16,500	17,350
Deutsche Bank AG	4.000%	6/24/2032	EUR	9,400	11,059
Deutsche Bank AG	2.500%	9/20/2032	EUR	10,000	11,268
Deutsche Bank AG	4.500%	7/12/2035	EUR	18,000	21,604
Deutsche Boerse AG	1.125%	3/26/2028	EUR	1,876	2,128
Deutsche Boerse AG	1.500%	4/4/2032	EUR	4,800	5,086
Deutsche Boerse AG	3.875%	9/28/2033	EUR	11,000	13,197
Deutsche EuroShop AG	4.500%	10/15/2030	EUR	10,000	11,720
Deutsche Kreditbank AG	3.000%	1/31/2035	EUR	10,000	11,465
Deutsche Kreditbank AG	3.500%	2/4/2041	EUR	10,000	11,547
Deutsche Kreditbank AG	3.250%	6/12/2045	EUR	7,800	8,581
Deutsche Lufthansa AG	2.875%	5/16/2027	EUR	26,500	30,953
Deutsche Lufthansa AG	3.750%	2/11/2028	EUR	8,000	9,425
Deutsche Pfandbriefbank AG	0.625%	8/30/2027	EUR	23,300	26,505
Deutsche Pfandbriefbank AG	2.875%	1/24/2028	EUR	7,500	8,763
Deutsche Pfandbriefbank AG	2.375%	5/29/2028	EUR	2,975	3,435
Deutsche Post AG	1.625%	12/5/2028	EUR	8,735	9,946
Deutsche Post AG	0.750%	5/20/2029	EUR	1,818	2,002

Total International Bond II Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
Deutsche Post AG	3.125%	6/5/2032	EUR	12,000	13,884
Deutsche Post AG	3.375%	7/3/2033	EUR	5,000	5,824
Deutsche Post AG	3.500%	3/25/2036	EUR	12,000	13,752
Deutsche Telekom AG	0.500%	7/5/2027	EUR	12,348	14,104
Deutsche Telekom AG	1.750%	3/25/2031	EUR	2,500	2,742
Deutsche Telekom AG	3.125%	2/6/2034	GBP	766	896
Deutsche Telekom AG	1.375%	7/5/2034	EUR	1,710	1,688
Deutsche Telekom AG	3.250%	3/20/2036	EUR	10,000	11,208
Deutsche Telekom AG	2.250%	3/29/2039	EUR	2,073	2,008
Deutsche Telekom AG	3.625%	2/3/2045	EUR	7,000	7,389
Deutsche Telekom AG	1.750%	12/9/2049	EUR	8,007	5,774
Deutsche Telekom International Finance BV	3.250%	1/17/2028	EUR	25	30
Deutsche Telekom International Finance BV	1.500%	4/3/2028	EUR	9,950	11,349
Deutsche Telekom International Finance BV	8.875%	11/27/2028	GBP	4,439	6,593
Deutsche Telekom International Finance BV	2.250%	4/13/2029	GBP	2,132	2,707
Deutsche Telekom International Finance BV	2.000%	12/1/2029	EUR	8,242	9,313
Deutsche Telekom International Finance BV	7.625%	6/15/2030	GBP	48	72
Deutsche Telekom International Finance BV	7.500%	1/24/2033	EUR	1,185	1,705
Deutsche Wohnen SE	1.500%	4/30/2030	EUR	4,000	4,315
DVI Deutsche Vermoegens- & Immobilienverwaltungs GmbH	4.875%	8/21/2030	EUR	2,000	2,375
DZ HYP AG	0.750%	6/30/2027	EUR	586	672
DZ HYP AG	0.625%	8/30/2027	EUR	5,000	5,700
DZ HYP AG	0.875%	3/22/2028	EUR	10,755	12,155
DZ HYP AG	0.010%	6/23/2028	EUR	35,000	38,611
DZ HYP AG	0.010%	10/27/2028	EUR	9,000	9,825
DZ HYP AG	0.875%	1/30/2029	EUR	4,876	5,408
DZ HYP AG	0.050%	6/29/2029	EUR	4,876	5,225
DZ HYP AG	0.875%	1/18/2030	EUR	6,100	6,631
DZ HYP AG	0.010%	3/29/2030	EUR	17,269	18,050
DZ HYP AG	2.500%	8/30/2030	EUR	5,000	5,746
DZ HYP AG	0.010%	11/15/2030	EUR	10,000	10,234
DZ HYP AG	1.625%	5/30/2031	EUR	4,439	4,863
DZ HYP AG	0.875%	4/17/2034	EUR	4,876	4,783
DZ HYP AG	0.375%	11/10/2034	EUR	5,000	4,630
DZ HYP AG	3.000%	5/31/2035	EUR	7,000	8,006
DZ HYP AG	3.125%	2/28/2036	EUR	10,000	11,494
E.ON International Finance BV	1.250%	10/19/2027	EUR	5,463	6,245
E.ON International Finance BV	6.250%	6/3/2030	GBP	10,434	14,778
E.ON International Finance BV	6.375%	6/7/2032	GBP	3,073	4,372
E.ON International Finance BV	4.750%	1/31/2034	GBP	2,800	3,577
E.ON International Finance BV	5.875%	10/30/2037	GBP	5,600	7,384
E.ON International Finance BV	6.750%	1/27/2039	GBP	400	561
E.ON International Finance BV	6.125%	7/6/2039	GBP	1,500	1,989
E.ON SE	0.375%	9/29/2027	EUR	10,439	11,815
E.ON SE	3.500%	1/12/2028	EUR	7,000	8,272
E.ON SE	0.750%	2/20/2028	EUR	4,526	5,099
E.ON SE	3.750%	3/1/2029	EUR	27,000	32,211
E.ON SE	0.625%	11/7/2031	EUR	6,436	6,515
E.ON SE	3.500%	4/16/2033	EUR	11,400	13,284
E.ON SE	0.875%	10/18/2034	EUR	2,875	2,682
E.ON SE	3.875%	1/12/2035	EUR	4,500	5,317
E.ON SE	3.750%	1/15/2036	EUR	10,000	11,637
E.ON SE	3.500%	10/26/2037	EUR	6,500	7,333
E.ON SE	3.895%	1/19/2038	EUR	8,000	9,204
E.ON SE	4.000%	1/16/2040	EUR	12,000	13,787
E.ON SE	4.125%	3/25/2044	EUR	6,500	7,444
EnBW Energie Baden-Wuerttemberg AG	1.625%	8/5/2079	EUR	7,600	8,690
EnBW Energie Baden-Wuerttemberg AG	1.375%	8/31/2081	EUR	4,000	4,437
EnBW International Finance BV	0.250%	10/19/2030	EUR	6,881	7,130
EnBW International Finance BV	0.500%	3/1/2033	EUR	5,650	5,412
EnBW International Finance BV	4.300%	5/23/2034	EUR	17,700	21,498
EnBW International Finance BV	4.000%	1/24/2035	EUR	8,000	9,482
EnBW International Finance BV	3.750%	11/20/2035	EUR	10,000	11,587
EnBW International Finance BV	6.125%	7/7/2039	EUR	2,090	2,963
Eurogrid GmbH	1.500%	4/18/2028	EUR	10,800	12,319
Eurogrid GmbH	3.598%	2/1/2029	EUR	6,000	7,100
Eurogrid GmbH	3.722%	4/27/2030	EUR	10,700	12,660
Eurogrid GmbH	1.113%	5/15/2032	EUR	4,000	4,035
Eurogrid GmbH	0.741%	4/21/2033	EUR	5,400	5,159
Eurogrid GmbH	3.915%	2/1/2034	EUR	9,000	10,580

Total International Bond II Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
Eurogrid GmbH	3.732%	10/18/2035	EUR	3,100	3,556
EWE AG	0.250%	6/8/2028	EUR	5,000	5,517
EWE AG	0.375%	10/22/2032	EUR	9,038	8,612
Fresenius Finance Ireland plc	0.500%	10/1/2028	EUR	5,635	6,206
Fresenius Finance Ireland plc	0.875%	10/1/2031	EUR	14,000	14,308
Fresenius Finance Ireland plc	3.000%	1/30/2032	EUR	2,710	3,086
Fresenius Medical Care AG	1.500%	5/29/2030	EUR	2,276	2,475
Fresenius SE & Co. KGaA	1.625%	10/8/2027	EUR	4,876	5,607
Fresenius SE & Co. KGaA	0.750%	1/15/2028	EUR	5,608	6,329
Fresenius SE & Co. KGaA	2.875%	2/15/2029	EUR	3,352	3,914
Fresenius SE & Co. KGaA	5.000%	11/28/2029	EUR	5,900	7,277
Fresenius SE & Co. KGaA	1.125%	1/28/2033	EUR	8,000	7,934
Fresenius SE & Co. KGaA	3.500%	3/15/2034	EUR	15,000	17,115
Grand City Properties SA	0.125%	1/11/2028	EUR	4,400	4,887
Grand City Properties SA	4.375%	1/9/2030	EUR	2,400	2,873
Hamburg Commercial Bank AG	3.375%	2/1/2028	EUR	2,008	2,369
Hannover Rueck SE	1.750%	10/8/2040	EUR	10,100	10,886
Hannover Rueck SE	5.875%	8/26/2043	EUR	10,000	12,887
Heidelberg Materials AG	3.750%	5/31/2032	EUR	13,000	15,437
Heidelberg Materials Finance Luxembourg SA	1.500%	6/14/2027	EUR	100	115
Heidelberg Materials Finance Luxembourg SA	1.125%	12/1/2027	EUR	8,373	9,540
Heidelberg Materials Finance Luxembourg SA	1.750%	4/24/2028	EUR	2,200	2,516
Heidelberg Materials Finance Luxembourg SA	4.875%	11/21/2033	EUR	14,000	17,459
Henkel AG & Co. KGaA	0.500%	11/17/2032	EUR	2,500	2,447
HOCHTIEF AG	0.625%	4/26/2029	EUR	4,998	5,429
HOCHTIEF AG	4.250%	5/31/2030	EUR	6,000	7,233
HOWOGE Wohnungs-baugesellschaft mbH	0.625%	11/1/2028	EUR	2,900	3,184
HOWOGE Wohnungs-baugesellschaft mbH	1.125%	11/1/2033	EUR	3,600	3,482
Infineon Technologies AG	1.625%	6/24/2029	EUR	4,200	4,685
Infineon Technologies AG	2.875%	2/13/2030	EUR	3,000	3,453
Infineon Technologies AG	2.000%	6/24/2032	EUR	3,800	4,075
Infineon Technologies AG	3.625%	Perpetual	EUR	3,000	3,510
ING-DiBa AG	0.125%	5/23/2027	EUR	17,500	19,973
ING-DiBa AG	2.750%	9/9/2029	EUR	11,200	13,052
ING-DiBa AG	1.250%	10/9/2033	EUR	6,000	6,133
ING-DiBa AG	3.125%	2/16/2036	EUR	5,000	5,742
ING-DiBa AG	1.000%	5/23/2039	EUR	9,400	8,007
K&S AG	4.250%	6/19/2029	EUR	6,000	7,150
Landesbank Baden-Wuerttemberg	0.010%	7/16/2027	EUR	1,580	1,793
Landesbank Baden-Wuerttemberg	3.000%	10/25/2027	EUR	30,000	35,248
Landesbank Baden-Wuerttemberg	2.625%	11/12/2027	EUR	41,826	48,864
Landesbank Baden-Wuerttemberg	0.010%	1/24/2028	EUR	7,299	8,152
Landesbank Baden-Wuerttemberg	0.010%	7/7/2028	EUR	20,510	22,602
Landesbank Baden-Wuerttemberg	0.010%	9/18/2028	EUR	4,003	4,390
Landesbank Baden-Wuerttemberg	2.375%	10/31/2028	EUR	15,350	17,770
Landesbank Baden-Wuerttemberg	0.375%	5/7/2029	EUR	6,500	6,979
Landesbank Baden-Wuerttemberg	0.375%	5/29/2029	EUR	10,000	10,844
Landesbank Baden-Wuerttemberg	0.500%	11/5/2029	EUR	3,000	3,214
Landesbank Baden-Wuerttemberg	0.125%	1/18/2030	EUR	1,126	1,190
Landesbank Baden-Wuerttemberg	1.750%	5/10/2032	EUR	10,000	10,862
Landesbank Baden-Wuerttemberg	0.250%	5/19/2033	EUR	8,127	7,765
Landesbank Hessen-Thueringen Girozentrale	0.010%	7/19/2027	EUR	22,500	25,538
Landesbank Hessen-Thueringen Girozentrale	3.500%	8/31/2027	EUR	12,500	14,792
Landesbank Hessen-Thueringen Girozentrale	2.250%	9/15/2028	EUR	20,000	23,119
Landesbank Hessen-Thueringen Girozentrale	0.125%	1/22/2030	EUR	17,000	17,973
Landesbank Hessen-Thueringen Girozentrale	4.000%	2/4/2030	EUR	5,000	5,991
Landesbank Hessen-Thueringen Girozentrale	2.625%	7/22/2030	EUR	10,000	11,563
Landesbank Hessen-Thueringen Girozentrale	0.500%	1/19/2037	EUR	4,000	3,454
LEG Immobilien SE	0.875%	11/28/2027	EUR	4,500	5,101
LEG Immobilien SE	0.875%	1/17/2029	EUR	4,600	5,043
LEG Immobilien SE	0.750%	6/30/2031	EUR	3,000	3,018
LEG Immobilien SE	1.000%	11/19/2032	EUR	1,700	1,647
LEG Immobilien SE	0.875%	3/30/2033	EUR	2,300	2,175
LEG Immobilien SE	1.500%	1/17/2034	EUR	4,900	4,698
Lloyds Bank GmbH	2.750%	9/10/2029	EUR	6,800	7,895
Lloyds Bank GmbH	2.875%	9/9/2032	EUR	9,000	10,334
Mercedes-Benz Finance Canada Inc.	5.120%	6/27/2028	CAD	1,700	1,291
Mercedes-Benz Group AG	1.000%	11/15/2027	EUR	4,740	5,397
Mercedes-Benz Group AG	1.375%	5/11/2028	EUR	2,500	2,841
Mercedes-Benz Group AG	0.750%	2/8/2030	EUR	9,388	10,080

Total International Bond II Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
Mercedes-Benz Group AG	2.375%	5/22/2030	EUR	11,900	13,521
Mercedes-Benz Group AG	0.750%	9/10/2030	EUR	2,439	2,576
Mercedes-Benz Group AG	2.000%	2/27/2031	EUR	5,581	6,156
Mercedes-Benz Group AG	1.125%	11/6/2031	EUR	4,876	5,063
Mercedes-Benz Group AG	0.750%	3/11/2033	EUR	4,900	4,775
Mercedes-Benz Group AG	2.125%	7/3/2037	EUR	9,818	9,639
Mercedes-Benz International Finance BV	0.625%	5/6/2027	EUR	7,314	8,386
Mercedes-Benz International Finance BV	3.700%	5/30/2031	EUR	8,000	9,531
Mercedes-Benz International Finance BV	3.250%	1/10/2032	EUR	6,800	7,871
Merck Financial Services GmbH	0.500%	7/16/2028	EUR	4,000	4,453
Merck Financial Services GmbH	0.875%	7/5/2031	EUR	200	207
Merck KGaA	3.875%	8/27/2054	EUR	3,000	3,487
Muenchener Hypothekenbank eG	0.625%	5/7/2027	EUR	6,339	7,284
Muenchener Hypothekenbank eG	3.000%	8/4/2027	EUR	15,000	17,652
Muenchener Hypothekenbank eG	0.625%	11/10/2027	EUR	7,314	8,305
Muenchener Hypothekenbank eG	0.500%	6/14/2028	CHF	8,000	10,221
Muenchener Hypothekenbank eG	2.500%	7/4/2028	EUR	6,217	7,234
Muenchener Hypothekenbank eG	2.625%	2/3/2031	EUR	6,000	6,905
Muenchener Hypothekenbank eG	1.875%	8/25/2032	EUR	32,000	34,929
Muenchener Hypothekenbank eG	1.000%	4/18/2039	EUR	4,535	3,885
Muenchener Hypothekenbank eG	0.010%	10/19/2039	EUR	3,635	2,600
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	1.250%	5/26/2041	EUR	6,700	6,999
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	1.000%	5/26/2042	EUR	10,700	10,669
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	4.250%	5/26/2044	EUR	7,900	9,289
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	4.125%	5/26/2046	EUR	2,700	3,116
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	3.250%	5/26/2049	EUR	2,200	2,549
Norddeutsche Landesbank-Girozentrale	0.750%	3/5/2029	EUR	39,655	43,784
Norddeutsche Landesbank-Girozentrale	2.875%	2/21/2033	EUR	10,000	11,501
Roadster Finance DAC	2.375%	12/8/2027	EUR	100	115
Robert Bosch GmbH	3.625%	6/2/2030	EUR	3,000	3,546
Robert Bosch GmbH	4.000%	6/2/2035	EUR	7,000	8,217
Robert Bosch GmbH	4.375%	6/2/2043	EUR	14,200	16,133
Robert Bosch Investment Nederland BV	2.625%	5/24/2028	EUR	500	581
RWE AG	0.500%	11/26/2028	EUR	8,695	9,568
RWE AG	1.000%	11/26/2033	EUR	6,585	6,378
RWE AG	4.125%	2/13/2035	EUR	3,000	3,592
RWE AG	4.625%	6/18/2055	EUR	6,000	6,927
SAP SE	1.250%	3/10/2028	EUR	2,900	3,299
SAP SE	0.375%	5/18/2029	EUR	6,900	7,471
SAP SE	1.625%	3/10/2031	EUR	7,600	8,275
Sartorius Finance BV	4.500%	9/14/2032	EUR	9,000	10,882
Sartorius Finance BV	4.875%	9/14/2035	EUR	5,000	6,128
Siemens Energy Finance BV	4.250%	4/5/2029	EUR	5,000	5,997
Siemens Financieringsmaatschappij NV	1.000%	9/6/2027	EUR	1,000	1,145
Siemens Financieringsmaatschappij NV	0.900%	2/28/2028	EUR	1,000	1,131
Siemens Financieringsmaatschappij NV	2.875%	3/10/2028	EUR	7,523	8,820
Siemens Financieringsmaatschappij NV	0.250%	2/20/2029	EUR	13,200	14,397
Siemens Financieringsmaatschappij NV	0.125%	9/5/2029	EUR	5,179	5,561
Siemens Financieringsmaatschappij NV	1.375%	9/6/2030	EUR	13,275	14,627
Siemens Financieringsmaatschappij NV	3.375%	8/24/2031	EUR	12,000	14,183
Siemens Financieringsmaatschappij NV	0.500%	2/20/2032	EUR	9,800	9,814
Siemens Financieringsmaatschappij NV	3.000%	9/8/2033	EUR	5,000	5,704
Siemens Financieringsmaatschappij NV	0.500%	9/5/2034	EUR	3,413	3,185
Siemens Financieringsmaatschappij NV	1.250%	2/25/2035	EUR	7,600	7,391
Siemens Financieringsmaatschappij NV	3.375%	2/22/2037	EUR	14,000	15,747
Siemens Financieringsmaatschappij NV	1.750%	2/28/2039	EUR	7,984	7,303
Siemens Financieringsmaatschappij NV	3.750%	9/10/2042	GBP	7,400	7,696
Siemens Financieringsmaatschappij NV	3.625%	2/22/2044	EUR	17,000	18,311
Sudzucker International Finance BV	4.125%	1/29/2032	EUR	7,000	8,196
TAG Immobilien AG	4.250%	3/4/2030	EUR	4,400	5,239
Talanx AG	4.000%	10/25/2029	EUR	1,500	1,800
Talanx AG	2.250%	12/5/2047	EUR	13,800	15,839
Traton Finance Luxembourg SA	3.375%	1/14/2028	EUR	2,100	2,463
Traton Finance Luxembourg SA	4.250%	5/16/2028	EUR	2,900	3,457
Traton Finance Luxembourg SA	0.750%	3/24/2029	EUR	8,000	8,704
Traton Finance Luxembourg SA	3.750%	3/27/2030	EUR	3,500	4,108
Traton Finance Luxembourg SA	1.250%	3/24/2033	EUR	4,600	4,510
UniCredit Bank GmbH	0.010%	11/19/2027	EUR	10,000	11,234
UniCredit Bank GmbH	0.010%	9/15/2028	EUR	7,545	8,258
UniCredit Bank GmbH	0.875%	1/11/2029	EUR	6,192	6,875

Total International Bond II Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
UniCredit Bank GmbH	0.125%	11/22/2029	EUR	7,000	7,412
UniCredit Bank GmbH	0.010%	6/24/2030	EUR	6,242	6,459
UniCredit Bank GmbH	0.250%	1/15/2032	EUR	9,508	9,475
UniCredit Bank GmbH	0.850%	5/22/2034	EUR	17,363	16,722
Vier Gas Transport GmbH	0.125%	9/10/2029	EUR	4,000	4,216
Vier Gas Transport GmbH	4.625%	9/26/2032	EUR	10,000	12,249
Viridium Group Sarl	4.375%	11/16/2035	EUR	5,000	5,547
Volkswagen Bank GmbH	4.625%	5/3/2031	EUR	11,000	13,280
Volkswagen Financial Services AG	0.875%	1/31/2028	EUR	13,583	15,299
Volkswagen Financial Services AG	3.375%	4/6/2028	EUR	7,838	9,212
Volkswagen Financial Services AG	3.625%	5/19/2029	EUR	3,000	3,522
Volkswagen Financial Services AG	0.375%	2/12/2030	EUR	2,397	2,505
Volkswagen Financial Services AG	3.875%	9/10/2030	EUR	6,000	7,107
Volkswagen Financial Services NV	6.500%	9/18/2027	GBP	2,500	3,456
Volkswagen Financial Services NV	2.125%	1/18/2028	GBP	8,700	11,246
Volkswagen Financial Services NV	1.375%	9/14/2028	GBP	4,300	5,367
Volkswagen Financial Services NV	2.493%	2/12/2030	CHF	2,000	2,666
Volkswagen International Finance NV	3.750%	9/28/2027	EUR	4,000	4,724
Volkswagen International Finance NV	2.625%	11/16/2027	EUR	3,000	3,488
Volkswagen International Finance NV	4.250%	3/29/2029	EUR	5,000	5,988
Volkswagen International Finance NV	3.250%	11/18/2030	EUR	200	230
Volkswagen International Finance NV	1.250%	9/23/2032	EUR	2,900	2,880
Volkswagen International Finance NV	3.300%	3/22/2033	EUR	300	336
Volkswagen International Finance NV	4.125%	11/16/2038	EUR	5,700	6,456
Volkswagen International Finance NV	1.500%	1/21/2041	EUR	8,000	6,240
Volkswagen International Finance NV	3.500%	Perpetual	EUR	4,500	5,004
Volkswagen International Finance NV	3.748%	Perpetual	EUR	12,100	14,126
Volkswagen International Finance NV	3.875%	Perpetual	EUR	7,700	9,017
Volkswagen International Finance NV	3.875%	Perpetual	EUR	15,700	17,852
Volkswagen International Finance NV	4.375%	Perpetual	EUR	10,800	12,044
Volkswagen International Finance NV	4.625%	Perpetual	EUR	8,700	10,258
Volkswagen International Finance NV	7.875%	Perpetual	EUR	11,000	14,378
Volkswagen Leasing GmbH	0.500%	1/12/2029	EUR	12,099	13,172
Volkswagen Leasing GmbH	0.625%	7/19/2029	EUR	4,000	4,297
Vonovia SE	0.375%	6/16/2027	EUR	3,500	3,986
Vonovia SE	0.625%	10/7/2027	EUR	3,000	3,401
Vonovia SE	1.875%	6/28/2028	EUR	10,400	11,838
Vonovia SE	0.250%	9/1/2028	EUR	6,000	6,560
Vonovia SE	0.625%	12/14/2029	EUR	11,300	11,973
Vonovia SE	2.250%	4/7/2030	EUR	1,900	2,122
Vonovia SE	1.000%	7/9/2030	EUR	2,800	2,963
Vonovia SE	5.000%	11/23/2030	EUR	2,000	2,474
Vonovia SE	2.375%	3/25/2032	EUR	5,100	5,537
Vonovia SE	0.750%	9/1/2032	EUR	9,800	9,498
Vonovia SE	1.000%	6/16/2033	EUR	9,400	8,972
Vonovia SE	4.250%	4/10/2034	EUR	3,900	4,607
Vonovia SE	1.125%	9/14/2034	EUR	10,000	9,190
Vonovia SE	5.500%	1/18/2036	GBP	2,000	2,560
Vonovia SE	4.000%	11/12/2036	EUR	10,000	11,366
Vonovia SE	2.750%	3/22/2038	EUR	700	694
Vonovia SE	1.625%	10/7/2039	EUR	1,400	1,147
Vonovia SE	4.500%	11/12/2040	EUR	5,000	5,651
Vonovia SE	1.000%	1/28/2041	EUR	2,000	1,420
Vonovia SE	1.500%	6/14/2041	EUR	7,000	5,399
VW Credit Canada Inc.	5.860%	11/15/2027	CAD	2,000	1,524
Wintershall Dea Finance BV	1.332%	9/25/2028	EUR	3,500	3,889
Wintershall Dea Finance BV	1.823%	9/25/2031	EUR	4,900	5,111
Wintershall Dea Finance BV	4.357%	10/3/2032	EUR	6,000	7,030
Wuestenrot Bausparkasse AG	2.875%	9/30/2033	EUR	10,100	11,571
					3,342,548
Greece (0.0%)
Eurobank SA	4.000%	9/24/2030	EUR	6,000	7,105
Eurobank SA	4.000%	2/7/2036	EUR	16,000	18,424
					25,529
Hong Kong (0.0%)
Prudential Funding Asia plc	5.875%	5/11/2029	GBP	1,541	2,135
Prudential Funding Asia plc	6.125%	12/19/2031	GBP	1,922	2,667
					4,802

Total International Bond II Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
Hungary (0.0%)
OTP Jelzalogbank Zrt	3.002%	6/20/2030	EUR	5,000	5,809
OTP Jelzalogbank Zrt	3.137%	3/31/2031	EUR	10,000	11,632
					17,441
Indonesia (0.0%)
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara	1.875%	11/5/2031	EUR	1,100	1,140
Ireland (0.1%)
AIB Group plc	5.750%	2/16/2029	EUR	6,300	7,701
AIB Group plc	4.625%	7/23/2029	EUR	10,000	12,037
AIB Group plc	5.250%	10/23/2031	EUR	10,000	12,555
Bank of Ireland Group plc	4.875%	7/16/2028	EUR	9,000	10,777
Bank of Ireland Group plc	5.000%	7/4/2031	EUR	5,000	6,196
Bank of Ireland Group plc	7.594%	12/6/2032	GBP	1,000	1,397
Bank of Ireland Group plc	6.750%	3/1/2033	EUR	4,260	5,239
Bank of Ireland Group plc	4.750%	8/10/2034	EUR	15,370	18,456
BMS Ireland Capital Funding DAC	4.289%	11/10/2045	EUR	4,000	4,550
Dell Bank International DAC	4.500%	10/18/2027	EUR	5,000	5,957
ESB Finance DAC	2.125%	6/8/2027	EUR	3,154	3,666
ESB Finance DAC	1.875%	6/14/2031	EUR	8,037	8,723
ESB Finance DAC	4.000%	5/3/2032	EUR	5,500	6,572
ESB Finance DAC	2.125%	11/5/2033	EUR	3,429	3,585
ESB Finance DAC	3.750%	1/25/2043	EUR	6,500	7,005
Freshwater Finance plc	4.607%	10/17/2036	GBP	2,108	2,461
Kerry Group Financial Services Unlimited Co.	3.375%	3/5/2033	EUR	7,000	8,027
Smurfit Kappa Treasury ULC	3.489%	11/24/2031	EUR	14,000	16,196
Smurfit Kappa Treasury ULC	3.454%	11/27/2032	EUR	5,000	5,741
Smurfit Kappa Treasury ULC	1.000%	9/22/2033	EUR	6,571	6,293
Smurfit Kappa Treasury ULC	3.807%	11/27/2036	EUR	12,000	13,565
					166,699
Italy (0.9%)
A2A SpA	1.000%	7/16/2029	EUR	5,000	5,465
A2A SpA	0.625%	7/15/2031	EUR	2,000	2,026
A2A SpA	0.625%	10/28/2032	EUR	2,302	2,238
A2A SpA	1.000%	11/2/2033	EUR	3,000	2,890
A2A SpA	4.375%	2/3/2034	EUR	2,000	2,421
ACEA SpA	1.500%	6/8/2027	EUR	11,966	13,815
ACEA SpA	0.500%	4/6/2029	EUR	16,904	18,302
ACEA SpA	0.250%	7/28/2030	EUR	1,093	1,125
Aeroporti di Roma SpA	1.625%	6/8/2027	EUR	1,860	2,150
Aeroporti di Roma SpA	1.750%	7/30/2031	EUR	6,863	7,321
Aeroporti di Roma SpA	3.625%	6/15/2032	EUR	5,000	5,792
AMCO - Asset Management Co. SpA	0.750%	4/20/2028	EUR	4,552	5,096
ASTM SpA	1.625%	2/8/2028	EUR	3,182	3,630
ASTM SpA	1.500%	1/25/2030	EUR	10,707	11,694
ASTM SpA	2.375%	11/25/2033	EUR	8,200	8,564
Autostrade per l'Italia SpA	2.000%	12/4/2028	EUR	13,500	15,305
Autostrade per l'Italia SpA	1.875%	9/26/2029	EUR	4,000	4,451
Autostrade per l'Italia SpA	2.000%	1/15/2030	EUR	4,000	4,447
Autostrade per l'Italia SpA	4.750%	1/24/2031	EUR	6,000	7,371
Autostrade per l'Italia SpA	2.250%	1/25/2032	EUR	9,000	9,742
Autostrade per l'Italia SpA	5.125%	6/14/2033	EUR	9,000	11,273
Banca Monte dei Paschi di Siena SpA	3.500%	4/23/2029	EUR	15,000	17,786
Banca Monte dei Paschi di Siena SpA	2.750%	1/18/2031	EUR	5,000	5,755
Banco BPM SpA	3.750%	6/27/2028	EUR	7,500	8,932
Banco BPM SpA	4.875%	1/17/2030	EUR	10,000	12,135
Banco BPM SpA	3.375%	1/24/2030	EUR	18,300	21,631
Banco BPM SpA	3.875%	9/9/2030	EUR	10,000	11,816
BPER Banca SpA	3.750%	10/22/2028	EUR	31,700	37,840
BPER Banca SpA	3.250%	1/22/2031	EUR	10,500	12,291
Coca-Cola HBC Finance BV	1.000%	5/14/2027	EUR	5,000	5,751
Coca-Cola HBC Finance BV	1.625%	5/14/2031	EUR	13,000	13,982
Credit Agricole Italia SpA	0.250%	1/17/2028	EUR	2,500	2,800
Credit Agricole Italia SpA	1.625%	3/21/2029	EUR	1,000	1,127
Credit Agricole Italia SpA	3.500%	1/15/2030	EUR	21,900	26,043
Credit Agricole Italia SpA	1.000%	9/30/2031	EUR	14,100	14,710
Credit Agricole Italia SpA	3.250%	2/15/2034	EUR	10,000	11,564
Credit Agricole Italia SpA	3.500%	3/11/2036	EUR	20,000	23,291
Credit Agricole Italia SpA	1.750%	1/15/2038	EUR	2,500	2,362

Total International Bond II Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
Credit Agricole Italia SpA	1.000%	1/17/2045	EUR	300	211
ENEL Finance International NV	0.250%	6/17/2027	EUR	3,000	3,416
ENEL Finance International NV	1.000%	10/20/2027	GBP	13,727	17,628
ENEL Finance International NV	2.875%	4/11/2029	GBP	5,300	6,773
ENEL Finance International NV	0.625%	5/28/2029	EUR	13,100	14,197
ENEL Finance International NV	0.750%	6/17/2030	EUR	23,800	25,079
ENEL Finance International NV	0.875%	1/17/2031	EUR	4,000	4,163
ENEL Finance International NV	4.000%	2/20/2031	EUR	7,000	8,385
ENEL Finance International NV	0.875%	9/28/2034	EUR	3,100	2,847
ENEL Finance International NV	1.125%	10/17/2034	EUR	4,547	4,282
ENEL Finance International NV	1.250%	1/17/2035	EUR	3,000	2,820
ENEL Finance International NV	3.875%	1/23/2035	EUR	6,000	6,997
ENEL Finance International NV	0.875%	6/17/2036	EUR	2,786	2,407
ENEL Finance International NV	5.750%	9/14/2040	GBP	3,390	4,307
ENEL Finance International NV	4.500%	2/20/2043	EUR	8,000	9,301
Enel SpA	5.625%	6/21/2027	EUR	7,060	8,525
Enel SpA	5.750%	6/22/2037	GBP	1,455	1,903
Enel SpA	1.375%	Perpetual	EUR	12,552	14,282
Enel SpA	1.875%	Perpetual	EUR	14,000	14,806
Enel SpA	4.500%	Perpetual	EUR	15,000	17,218
Enel SpA	4.750%	Perpetual	EUR	5,000	5,934
Eni SpA	1.625%	5/17/2028	EUR	1,209	1,379
Eni SpA	0.375%	6/14/2028	EUR	5,000	5,545
Eni SpA	1.125%	9/19/2028	EUR	2,683	3,013
Eni SpA	3.625%	1/29/2029	EUR	3,400	4,042
Eni SpA	0.625%	1/23/2030	EUR	7,089	7,570
Eni SpA	2.000%	5/18/2031	EUR	10,000	11,013
Eni SpA	4.250%	5/19/2033	EUR	11,000	13,343
Eni SpA	3.875%	1/15/2034	EUR	9,000	10,619
Eni SpA	1.000%	10/11/2034	EUR	2,908	2,754
Eni SpA	2.000%	Perpetual	EUR	17,000	19,622
Eni SpA	2.750%	Perpetual	EUR	10,276	11,357
Eni SpA	3.375%	Perpetual	EUR	6,437	7,370
Eni SpA	4.875%	Perpetual	EUR	8,000	9,384
Ferrovie dello Stato Italiane SpA	4.500%	5/23/2033	EUR	7,000	8,666
Generali	3.212%	1/15/2029	EUR	2,500	2,939
Generali	2.124%	10/1/2030	EUR	9,200	10,182
Generali	2.429%	7/14/2031	EUR	2,000	2,204
Generali	1.713%	6/30/2032	EUR	2,700	2,802
Generali	5.800%	7/6/2032	EUR	5,500	7,043
Generali	5.399%	4/20/2033	EUR	9,000	11,331
Generali	3.547%	1/15/2034	EUR	3,600	4,209
Generali	4.156%	1/3/2035	EUR	1,000	1,159
Generali	4.135%	6/18/2036	EUR	3,000	3,455
Generali	5.500%	10/27/2047	EUR	10,936	13,156
Generali	5.000%	6/8/2048	EUR	4,000	4,829
Hera SpA	0.875%	7/5/2027	EUR	4,913	5,626
Hera SpA	5.200%	1/29/2028	EUR	2,908	3,521
Hera SpA	0.250%	12/3/2030	EUR	2,900	2,954
Hera SpA	4.250%	4/20/2033	EUR	3,400	4,101
Hera SpA	1.000%	4/25/2034	EUR	3,491	3,305
Iccrea Banca SpA	3.500%	3/4/2032	EUR	20,000	23,659
Iccrea Banca SpA	3.500%	6/5/2034	EUR	20,000	23,465
Intesa Sanpaolo SpA	1.125%	10/4/2027	EUR	6,683	7,651
Intesa Sanpaolo SpA	1.750%	3/20/2028	EUR	23,669	27,093
Intesa Sanpaolo SpA	3.625%	6/30/2028	EUR	11,000	13,080
Intesa Sanpaolo SpA	6.500%	3/14/2029	GBP	4,500	6,262
Intesa Sanpaolo SpA	1.250%	1/15/2030	EUR	100	110
Intesa Sanpaolo SpA	2.500%	1/15/2030	GBP	6,455	8,031
Intesa Sanpaolo SpA	4.875%	5/19/2030	EUR	15,000	18,592
Intesa Sanpaolo SpA	1.350%	2/24/2031	EUR	8,875	9,411
Intesa Sanpaolo SpA	5.125%	8/29/2031	EUR	18,570	23,447
Intesa Sanpaolo SpA	3.850%	9/16/2032	EUR	15,000	17,698
Intesa Sanpaolo SpA	5.625%	3/8/2033	EUR	2,000	2,602
Intesa Sanpaolo SpA	6.625%	5/31/2033	GBP	7,000	10,058
Intesa Sanpaolo SpA	2.625%	3/11/2036	GBP	2,776	2,844
Iren SpA	3.875%	7/22/2032	EUR	2,000	2,369
Iren SpA	3.625%	9/23/2033	EUR	5,000	5,786
Italgas Reti SpA	1.608%	10/31/2027	EUR	3,234	3,713
Italgas Reti SpA	0.579%	1/29/2031	EUR	10,200	10,481

Total International Bond II Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
Italgas SpA	3.125%	2/8/2029	EUR	4,600	5,376
Italgas SpA	0.875%	4/24/2030	EUR	3,908	4,149
Italgas SpA	4.125%	6/8/2032	EUR	5,000	6,017
Leasys SpA	3.875%	3/1/2028	EUR	9,000	10,675
Mediobanca Banca di Credito Finanziario SpA	1.250%	11/24/2029	EUR	11,274	12,433
Mediobanca Banca di Credito Finanziario SpA	4.375%	2/1/2030	EUR	13,000	15,589
Mediobanca Banca di Credito Finanziario SpA	2.625%	8/5/2030	EUR	10,000	11,496
Mediobanca Banca di Credito Finanziario SpA	3.000%	9/4/2031	EUR	13,200	15,279
Mediobanca Banca di Credito Finanziario SpA	2.875%	2/2/2032	EUR	10,000	11,471
Nexi SpA	2.125%	4/30/2029	EUR	11,750	13,149
Snam SpA	0.750%	6/20/2029	EUR	10,600	11,525
Snam SpA	0.750%	6/17/2030	EUR	12,500	13,230
Snam SpA	0.625%	6/30/2031	EUR	10,000	10,188
Snam SpA	3.875%	2/19/2034	EUR	14,500	17,061
Snam SpA	1.000%	9/12/2034	EUR	3,910	3,680
Snam SpA	4.500%	Perpetual	EUR	5,000	5,904
Terna - Rete Elettrica Nazionale	1.375%	7/26/2027	EUR	4,796	5,520
Terna - Rete Elettrica Nazionale	1.000%	10/11/2028	EUR	6,502	7,270
Terna - Rete Elettrica Nazionale	3.625%	4/21/2029	EUR	8,000	9,481
Terna - Rete Elettrica Nazionale	3.500%	1/17/2031	EUR	7,000	8,246
Terna - Rete Elettrica Nazionale	3.125%	2/17/2032	EUR	5,000	5,748
Terna - Rete Elettrica Nazionale	4.750%	Perpetual	EUR	7,000	8,345
UniCredit SpA	3.875%	6/11/2028	EUR	20,000	23,653
UniCredit SpA	4.450%	2/16/2029	EUR	9,000	10,760
UniCredit SpA	4.600%	2/14/2030	EUR	10,000	12,153
UniCredit SpA	3.500%	7/31/2030	EUR	22,834	27,191
UniCredit SpA	0.850%	1/19/2031	EUR	12,014	12,537
UniCredit SpA	4.300%	1/23/2031	EUR	15,000	18,035
UniCredit SpA	4.000%	3/5/2034	EUR	18,000	21,349
UniCredit SpA	5.375%	4/16/2034	EUR	7,053	8,605
UniCredit SpA	4.200%	6/11/2034	EUR	17,000	20,123
UniCredit SpA	4.175%	6/24/2037	EUR	5,000	5,864
Unipol Assicurazioni SpA	4.900%	5/23/2034	EUR	4,500	5,464
					1,342,826
Japan (0.4%)
Asahi Group Holdings Ltd.	0.290%	6/1/2027	JPY	200,000	1,261
Asahi Group Holdings Ltd.	0.541%	10/23/2028	EUR	4,750	5,212
Astellas Pharma Inc.	0.519%	8/31/2028	JPY	200,000	1,242
Central Japan Railway Co.	2.157%	12/18/2029	JPY	500,000	3,218
Central Nippon Expressway Co. Ltd.	0.166%	8/18/2027	JPY	1,000,000	6,285
Central Nippon Expressway Co. Ltd.	0.439%	12/13/2027	JPY	400,000	2,512
Central Nippon Expressway Co. Ltd.	0.628%	1/21/2028	JPY	200,000	1,258
Central Nippon Expressway Co. Ltd.	0.514%	2/21/2028	JPY	300,000	1,881
Central Nippon Expressway Co. Ltd.	0.385%	5/18/2028	JPY	400,000	2,493
Central Nippon Expressway Co. Ltd.	0.439%	8/17/2028	JPY	1,200,000	7,460
Central Nippon Expressway Co. Ltd.	0.464%	9/14/2028	JPY	500,000	3,104
Central Nippon Expressway Co. Ltd.	0.597%	3/28/2029	JPY	400,000	2,471
Central Nippon Expressway Co. Ltd.	0.759%	5/29/2029	JPY	1,000,000	6,195
Central Nippon Expressway Co. Ltd.	1.021%	1/25/2030	JPY	900,000	5,564
Chugoku Electric Power Co. Inc.	0.920%	5/25/2033	JPY	500,000	2,835
Daiichi Sankyo Co. Ltd.	0.810%	7/25/2036	JPY	700,000	3,630
Denso Corp.	0.315%	3/17/2028	JPY	500,000	3,115
East Japan Railway Co.	1.162%	9/15/2028	GBP	3,326	4,159
East Japan Railway Co.	3.245%	9/8/2030	EUR	5,000	5,858
East Japan Railway Co.	4.750%	12/8/2031	GBP	5,000	6,667
East Japan Railway Co.	3.976%	9/5/2032	EUR	6,000	7,212
East Japan Railway Co.	4.875%	6/14/2034	GBP	5,150	6,714
East Japan Railway Co.	1.104%	9/15/2039	EUR	5,786	4,685
East Japan Railway Co.	4.110%	2/22/2043	EUR	10,500	11,772
East Nippon Expressway Co. Ltd.	0.230%	6/18/2027	JPY	600,000	3,782
East Nippon Expressway Co. Ltd.	0.140%	7/31/2029	JPY	630,000	3,814
East Nippon Expressway Co. Ltd.	0.140%	11/29/2029	JPY	400,000	2,403
East Nippon Expressway Co. Ltd.	0.220%	1/31/2030	JPY	370,000	2,218
East Nippon Expressway Co. Ltd.	0.190%	11/29/2030	JPY	1,800,000	10,552
East Nippon Expressway Co. Ltd.	0.185%	1/29/2031	JPY	200,000	1,169
East Nippon Expressway Co. Ltd.	0.230%	4/23/2031	JPY	600,000	3,498
East Nippon Expressway Co. Ltd.	0.140%	7/15/2031	JPY	10,000	58
ENEOS Holdings Inc.	0.834%	6/15/2032	JPY	200,000	1,158
Fast Retailing Co. Ltd.	0.405%	6/6/2028	JPY	800,000	4,972

Total International Bond II Index Fund
		Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
	Hikari Tsushin Inc.	1.790%	3/23/2033	JPY	300,000	1,698
	Hitachi Ltd.	0.290%	3/12/2030	JPY	200,000	1,194
[4]	Japan Investment Corp.	1.151%	10/31/2029	JPY	900,000	5,623
	JT International Financial Services BV	1.000%	11/26/2029	EUR	3,696	3,996
	JT International Financial Services BV	2.750%	9/28/2033	GBP	2,501	2,810
	Kansai Electric Power Co. Inc.	0.470%	5/25/2027	JPY	586,000	3,705
	Kansai Electric Power Co. Inc.	0.490%	7/23/2027	JPY	119,000	751
	Kansai Electric Power Co. Inc.	0.460%	12/20/2027	JPY	341,000	2,135
	Kansai Electric Power Co. Inc.	0.440%	12/20/2030	JPY	373,000	2,192
	Kansai Electric Power Co. Inc.	0.370%	9/19/2031	JPY	213,000	1,221
	Kubota Corp.	0.300%	6/2/2027	JPY	400,000	2,524
	Kubota Corp.	0.514%	6/2/2032	JPY	300,000	1,715
	Kyushu Electric Power Co. Inc.	0.430%	5/25/2029	JPY	89,000	543
	Kyushu Electric Power Co. Inc.	0.375%	11/22/2029	JPY	600,000	3,618
	Kyushu Electric Power Co. Inc.	0.340%	4/25/2031	JPY	50,000	290
	Mitsubishi Corp.	1.518%	6/25/2032	JPY	800,000	4,861
	Mitsubishi Heavy Industries Ltd.	0.270%	9/1/2031	JPY	400,000	2,299
	Mitsubishi UFJ Financial Group Inc.	1.029%	3/7/2029	JPY	500,000	3,150
	Mitsubishi UFJ Financial Group Inc.	0.848%	7/19/2029	EUR	7,821	8,481
	Mitsubishi UFJ Financial Group Inc.	3.197%	6/10/2031	EUR	18,000	20,827
	Mitsubishi UFJ Financial Group Inc.	3.556%	9/5/2032	EUR	8,000	9,344
	Mitsui Fudosan Co. Ltd.	0.810%	6/6/2033	JPY	600,000	3,405
	Mitsui Fudosan Co. Ltd.	1.057%	9/12/2033	JPY	500,000	2,870
	Mizuho Financial Group Inc.	5.628%	6/13/2028	GBP	2,100	2,888
	Mizuho Financial Group Inc.	0.402%	9/6/2029	EUR	2,457	2,622
	Mizuho Financial Group Inc.	0.797%	4/15/2030	EUR	4,913	5,208
	Mizuho Financial Group Inc.	0.895%	6/24/2030	JPY	100,000	602
	Mizuho Financial Group Inc.	4.608%	8/28/2030	EUR	3,200	3,916
	Mizuho Financial Group Inc.	0.693%	10/7/2030	EUR	19,300	20,087
	Mizuho Financial Group Inc.	4.029%	9/5/2032	EUR	2,000	2,384
	Mizuho Financial Group Inc.	0.843%	4/12/2033	EUR	3,000	2,905
	Mizuho Financial Group Inc.	3.980%	5/21/2034	EUR	12,000	14,143
	Nippon Life Insurance Co.	4.165%	9/2/2055	EUR	4,000	4,547
	Nomura Holdings Inc.	3.459%	5/28/2030	EUR	7,000	8,150
	NTT Finance Corp.	0.280%	12/20/2027	JPY	500,000	3,125
	NTT Finance Corp.	0.614%	9/20/2028	JPY	400,000	2,482
	NTT Finance Corp.	0.399%	12/13/2028	EUR	8,400	9,173
	NTT Finance Corp.	2.906%	3/16/2029	EUR	4,000	4,648
	NTT Finance Corp.	0.923%	12/20/2029	JPY	700,000	4,292
	NTT Finance Corp.	0.648%	6/20/2030	JPY	200,000	1,198
	NTT Finance Corp.	0.380%	9/20/2030	JPY	4,300,000	25,371
	NTT Finance Corp.	3.359%	3/12/2031	EUR	10,000	11,675
	NTT Finance Corp.	0.270%	9/19/2031	JPY	200,000	1,144
	NTT Finance Corp.	0.838%	6/20/2033	JPY	1,500,000	8,487
	NTT Finance Corp.	3.678%	7/16/2033	EUR	13,000	15,137
	NTT Finance Corp.	2.718%	12/20/2035	JPY	600,000	3,765
	ORIX Corp.	4.477%	6/1/2028	EUR	4,500	5,400
	ORIX Corp.	3.780%	5/29/2029	EUR	2,400	2,834
	Panasonic Holdings Corp.	0.709%	9/14/2028	JPY	700,000	4,354
	Panasonic Holdings Corp.	0.370%	3/5/2030	JPY	300,000	1,789
	Panasonic Holdings Corp.	1.342%	9/14/2033	JPY	500,000	2,898
	Seven & i Holdings Co. Ltd.	0.280%	12/20/2027	JPY	200,000	1,248
	Seven & i Holdings Co. Ltd.	1.392%	11/2/2033	JPY	500,000	2,873
	Sompo Japan Insurance Inc.	0.425%	10/14/2027	JPY	200,000	1,255
	Sony Group Corp.	0.450%	12/8/2027	JPY	100,000	628
	Sony Group Corp.	0.300%	10/10/2029	JPY	300,000	1,818
	Sumitomo Electric Industries Ltd.	0.809%	7/13/2033	JPY	300,000	1,692
	Sumitomo Mitsui Banking Corp.	0.409%	11/7/2029	EUR	3,459	3,689
	Sumitomo Mitsui Financial Group Inc.	0.750%	6/8/2029	JPY	300,000	1,872
	Sumitomo Mitsui Financial Group Inc.	0.632%	10/23/2029	EUR	12,365	13,227
	Sumitomo Mitsui Financial Group Inc.	3.573%	5/28/2032	EUR	20,000	23,264
	Sumitomo Mitsui Trust Bank Ltd.	0.010%	10/15/2027	EUR	8,868	9,946
	Suntory Holdings Ltd.	0.800%	5/25/2033	JPY	200,000	1,140
	Takeda Pharmaceutical Co. Ltd.	0.750%	7/9/2027	EUR	5,000	5,716
	Takeda Pharmaceutical Co. Ltd.	3.000%	11/21/2030	EUR	12,286	14,135
	Takeda Pharmaceutical Co. Ltd.	0.400%	10/14/2031	JPY	1,000,000	5,710
	Takeda Pharmaceutical Co. Ltd.	1.375%	7/9/2032	EUR	5,500	5,634
	Takeda Pharmaceutical Co. Ltd.	2.000%	7/9/2040	EUR	4,136	3,642
	TDK Corp.	0.260%	12/1/2028	JPY	400,000	2,454
	Toyota Motor Corp.	0.219%	3/18/2031	JPY	500,000	2,916

Total International Bond II Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
Toyota Motor Corp.	0.735%	6/1/2033	JPY	400,000	2,280
West Nippon Expressway Co. Ltd.	0.390%	5/25/2028	JPY	700,000	4,362
West Nippon Expressway Co. Ltd.	0.369%	7/27/2028	JPY	500,000	3,105
West Nippon Expressway Co. Ltd.	0.484%	8/31/2028	JPY	400,000	2,488
West Nippon Expressway Co. Ltd.	0.822%	7/31/2029	JPY	600,000	3,711
					523,708
Luxembourg (0.2%)
Acef Holding SCA	0.750%	6/14/2028	EUR	6,393	7,115
Acef Holding SCA	1.250%	4/26/2030	EUR	8,086	8,655
AXA Logistics Europe Master SCA	0.875%	11/15/2029	EUR	1,000	1,076
AXA Logistics Europe Master SCA	3.375%	5/13/2031	EUR	5,000	5,746
Bevco Lux Sarl	1.000%	1/16/2030	EUR	3,786	4,021
Blackstone Property Partners Europe Holdings Sarl	2.625%	10/20/2028	GBP	1,200	1,525
Blackstone Property Partners Europe Holdings Sarl	1.750%	3/12/2029	EUR	4,272	4,756
Blackstone Property Partners Europe Holdings Sarl	3.625%	10/29/2029	EUR	6,200	7,246
Blackstone Property Partners Europe Holdings Sarl	4.875%	4/29/2032	GBP	4,200	5,402
CBRE Open-Ended Funds SCA SICAV-SIF	0.500%	1/27/2028	EUR	4,658	5,215
CBRE Open-Ended Funds SCA SICAV-SIF	0.900%	10/12/2029	EUR	1,600	1,717
CBRE Open-Ended Funds SCA SICAV-SIF	4.750%	3/27/2034	EUR	1,400	1,693
Eurofins Scientific SE	4.000%	7/6/2029	EUR	8,157	9,702
Eurofins Scientific SE	0.875%	5/19/2031	EUR	3,000	3,064
JAB Holdings BV	1.000%	12/20/2027	EUR	3,000	3,402
JAB Holdings BV	2.000%	5/18/2028	EUR	1,000	1,147
JAB Holdings BV	2.500%	6/25/2029	EUR	1,900	2,168
JAB Holdings BV	4.750%	6/29/2032	EUR	9,000	11,062
JAB Holdings BV	5.000%	6/12/2033	EUR	1,000	1,243
JAB Holdings BV	4.375%	4/25/2034	EUR	12,000	14,299
JAB Holdings BV	3.375%	4/17/2035	EUR	3,000	3,315
JAB Holdings BV	4.375%	5/19/2035	EUR	11,200	13,258
JAB Holdings BV	2.250%	12/19/2039	EUR	16,200	14,574
Logicor Financing Sarl	1.625%	7/15/2027	EUR	4,913	5,661
Logicor Financing Sarl	3.250%	11/13/2028	EUR	5,820	6,796
Logicor Financing Sarl	2.750%	1/15/2030	GBP	5,600	6,875
Logicor Financing Sarl	1.625%	1/17/2030	EUR	2,000	2,167
Logicor Financing Sarl	0.875%	1/14/2031	EUR	8,986	9,147
P3 Group Sarl	1.625%	1/26/2029	EUR	5,600	6,249
P3 Group Sarl	4.000%	4/19/2032	EUR	5,000	5,838
Prologis International Funding II SA	1.750%	3/15/2028	EUR	375	429
Prologis International Funding II SA	0.875%	7/9/2029	EUR	2,958	3,210
Prologis International Funding II SA	3.625%	3/7/2030	EUR	4,000	4,700
Prologis International Funding II SA	3.125%	6/1/2031	EUR	3,000	3,440
Prologis International Funding II SA	1.625%	6/17/2032	EUR	6,181	6,411
Prologis International Funding II SA	3.700%	10/7/2034	EUR	2,800	3,212
Prologis International Funding II SA	3.000%	2/22/2042	GBP	800	726
SELP Finance Sarl	0.875%	5/27/2029	EUR	10,900	11,820
Stoneweg Ereit Lux Finco Sarl	4.250%	1/30/2031	EUR	10,000	11,712
					219,794
Mexico (0.0%)
America Movil SAB de CV	0.750%	6/26/2027	EUR	2,141	2,448
America Movil SAB de CV	2.125%	3/10/2028	EUR	2,501	2,877
America Movil SAB de CV	5.750%	6/28/2030	GBP	3,410	4,729
America Movil SAB de CV	4.948%	7/22/2033	GBP	1,100	1,440
America Movil SAB de CV	4.375%	8/7/2041	GBP	3,704	4,013
					15,507
Netherlands (0.9%)
ABN AMRO Bank NV	2.375%	6/1/2027	EUR	7,000	8,167
ABN AMRO Bank NV	4.000%	1/16/2028	EUR	5,000	5,948
ABN AMRO Bank NV	5.125%	2/22/2028	GBP	7,600	10,351
ABN AMRO Bank NV	4.375%	10/20/2028	EUR	22,000	26,470
ABN AMRO Bank NV	2.625%	1/16/2029	EUR	15,000	17,365
ABN AMRO Bank NV	0.500%	9/23/2029	EUR	10,000	10,675
ABN AMRO Bank NV	1.500%	9/30/2030	EUR	10,593	11,658
ABN AMRO Bank NV	1.000%	4/13/2031	EUR	4,000	4,252
ABN AMRO Bank NV	3.875%	1/15/2032	EUR	15,000	17,756
ABN AMRO Bank NV	3.000%	6/1/2032	EUR	2,100	2,375
ABN AMRO Bank NV	5.125%	2/22/2033	EUR	10,000	11,980
ABN AMRO Bank NV	1.000%	6/2/2033	EUR	4,300	4,174
ABN AMRO Bank NV	5.500%	9/21/2033	EUR	10,000	12,145
ABN AMRO Bank NV	1.375%	1/10/2034	EUR	7,000	7,176

Total International Bond II Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
ABN AMRO Bank NV	4.500%	11/21/2034	EUR	10,000	12,238
ABN AMRO Bank NV	0.375%	1/14/2035	EUR	19,600	17,915
ABN AMRO Bank NV	1.375%	1/12/2037	EUR	10,800	10,297
ABN AMRO Bank NV	1.450%	4/12/2038	EUR	13,700	12,799
ABN AMRO Bank NV	1.125%	4/23/2039	EUR	2,500	2,172
ABN AMRO Bank NV	0.400%	9/17/2041	EUR	11,400	8,159
Achmea Bank NV	2.500%	6/25/2030	EUR	5,000	5,738
Achmea Bank NV	2.750%	5/19/2032	EUR	15,000	17,193
Achmea Bank NV	2.750%	9/15/2032	EUR	5,000	5,710
Achmea Bank NV	2.875%	12/2/2033	EUR	9,900	11,295
Achmea Bank NV	3.000%	2/7/2034	EUR	12,900	14,849
Achmea BV	5.625%	11/2/2044	EUR	10,900	13,642
Akzo Nobel NV	1.625%	4/14/2030	EUR	11,400	12,428
Akzo Nobel NV	4.000%	5/24/2033	EUR	5,000	5,834
Alliander NV	0.375%	6/10/2030	EUR	3,684	3,865
Alliander NV	0.875%	6/24/2032	EUR	2,000	2,021
ASML Holding NV	1.625%	5/28/2027	EUR	733	849
ASML Holding NV	0.625%	5/7/2029	EUR	3,786	4,135
ASML Holding NV	0.250%	2/25/2030	EUR	7,934	8,354
ASN Bank NV	0.750%	5/18/2027	EUR	2,500	2,872
ASN Bank NV	0.375%	3/3/2028	EUR	7,300	8,124
ASN Bank NV	0.750%	10/24/2031	EUR	2,457	2,532
ASR Nederland NV	7.000%	12/7/2043	EUR	9,200	12,503
ASR Nederland NV	3.375%	5/2/2049	EUR	4,075	4,725
Cooperatieve Rabobank UA	0.000%	6/21/2027	EUR	22,600	25,697
Cooperatieve Rabobank UA	0.875%	2/8/2028	EUR	18,500	20,963
Cooperatieve Rabobank UA	1.875%	7/12/2028	GBP	10,500	13,773
Cooperatieve Rabobank UA	5.051%	2/26/2029	AUD	8,300	5,923
Cooperatieve Rabobank UA	4.233%	4/25/2029	EUR	14,000	16,738
Cooperatieve Rabobank UA	4.625%	5/23/2029	GBP	3,688	4,910
Cooperatieve Rabobank UA	4.550%	8/30/2029	GBP	3,466	4,663
Cooperatieve Rabobank UA	4.000%	1/10/2030	EUR	9,000	10,789
Cooperatieve Rabobank UA	0.125%	12/1/2031	EUR	10,800	10,776
Cooperatieve Rabobank UA	0.750%	3/2/2032	EUR	3,000	3,085
Cooperatieve Rabobank UA	1.250%	5/31/2032	EUR	3,700	3,895
Cooperatieve Rabobank UA	7.074%	10/26/2032	AUD	1,700	1,244
Cooperatieve Rabobank UA	0.625%	2/25/2033	EUR	11,800	11,395
Cooperatieve Rabobank UA	3.106%	6/7/2033	EUR	12,500	14,573
Cooperatieve Rabobank UA	3.064%	2/1/2034	EUR	10,000	11,584
Cooperatieve Rabobank UA	3.822%	7/26/2034	EUR	5,000	5,875
Cooperatieve Rabobank UA	1.500%	4/26/2038	EUR	3,500	3,280
Cooperatieve Rabobank UA	0.750%	6/21/2039	EUR	6,000	4,947
Cooperatieve Rabobank UA	5.250%	5/23/2041	GBP	5,316	6,678
CTP NV	3.625%	4/13/2032	EUR	5,000	5,696
CTP NV	3.875%	11/21/2032	EUR	5,000	5,744
CTP NV	4.250%	3/10/2035	EUR	2,000	2,286
DSM BV	0.250%	6/23/2028	EUR	4,000	4,416
DSM BV	0.625%	6/23/2032	EUR	8,500	8,392
Enexis Holding NV	0.750%	7/2/2031	EUR	5,000	5,124
Enexis Holding NV	3.625%	6/12/2034	EUR	5,000	5,837
Euronext NV	1.125%	6/12/2029	EUR	4,000	4,413
Euronext NV	0.750%	5/17/2031	EUR	3,000	3,135
Euronext NV	1.500%	5/17/2041	EUR	3,200	2,620
EXOR NV	1.750%	1/18/2028	EUR	2,592	2,971
EXOR NV	2.250%	4/29/2030	EUR	5,947	6,686
EXOR NV	0.875%	1/19/2031	EUR	3,000	3,128
EXOR NV	3.750%	2/14/2033	EUR	5,636	6,550
Heineken NV	1.500%	10/3/2029	EUR	100	111
Heineken NV	2.250%	3/30/2030	EUR	7,369	8,320
Heineken NV	3.875%	9/23/2030	EUR	12,500	14,993
Heineken NV	1.250%	5/7/2033	EUR	4,000	4,016
Heineken NV	4.125%	3/23/2035	EUR	5,000	5,982
Heineken NV	1.750%	5/7/2040	EUR	11,529	10,036
Heineken NV	4.242%	11/14/2045	EUR	7,000	7,804
IMCD NV	4.875%	9/18/2028	EUR	5,000	6,016
ING Bank NV	2.625%	1/10/2028	EUR	5,000	5,840
ING Bank NV	0.875%	4/11/2028	EUR	7,700	8,700
ING Bank NV	2.500%	2/21/2030	EUR	30,000	34,546
ING Bank NV	0.125%	12/8/2031	EUR	18,400	18,277
ING Bank NV	2.750%	11/25/2032	EUR	10,000	11,430

Total International Bond II Index Fund
		Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
	ING Bank NV	3.000%	5/21/2034	EUR	10,000	11,485
	ING Groep NV	0.375%	9/29/2028	EUR	24,800	28,012
	ING Groep NV	0.250%	2/18/2029	EUR	19,800	22,020
	ING Groep NV	0.250%	2/1/2030	EUR	9,500	10,242
	ING Groep NV	2.875%	11/10/2030	EUR	15,000	17,253
	ING Groep NV	0.875%	11/29/2030	EUR	3,000	3,214
	ING Groep NV	1.750%	2/16/2031	EUR	5,400	5,949
	ING Groep NV	0.875%	6/9/2032	EUR	3,000	3,444
	ING Groep NV	1.000%	11/16/2032	EUR	5,000	5,676
	ING Groep NV	6.250%	5/20/2033	GBP	3,500	4,820
	ING Groep NV	4.125%	8/24/2033	EUR	2,000	2,368
	ING Groep NV	5.250%	11/14/2033	EUR	2,000	2,539
	ING Groep NV	4.750%	5/23/2034	EUR	25,000	30,867
	ING Groep NV	4.375%	8/15/2034	EUR	8,000	9,521
	ING Groep NV	4.000%	2/12/2035	EUR	3,000	3,550
	ING Groep NV	5.000%	2/20/2035	EUR	5,500	6,682
	ING Groep NV	3.750%	9/3/2035	EUR	5,000	5,773
	ING Groep NV	4.125%	5/20/2036	EUR	12,000	14,121
	JDE Peet's NV	0.625%	2/9/2028	EUR	8,300	9,281
	JDE Peet's NV	0.500%	1/16/2029	EUR	10,500	11,336
	JDE Peet's NV	4.125%	1/23/2030	EUR	5,000	5,946
	JDE Peet's NV	1.125%	6/16/2033	EUR	8,000	7,611
	JDE Peet's NV	4.500%	1/23/2034	EUR	6,300	7,451
	Koninklijke Ahold Delhaize NV	0.375%	3/18/2030	EUR	4,000	4,226
	Koninklijke Ahold Delhaize NV	3.875%	3/11/2036	EUR	7,000	8,163
	Koninklijke KPN NV	5.750%	9/17/2029	GBP	3,944	5,493
	Koninklijke KPN NV	3.875%	7/3/2031	EUR	2,500	2,985
	Koninklijke KPN NV	0.875%	12/14/2032	EUR	13,900	13,661
	Koninklijke KPN NV	0.875%	11/15/2033	EUR	1,800	1,715
	Koninklijke KPN NV	3.875%	2/16/2036	EUR	11,000	12,765
	Koninklijke Philips NV	1.375%	5/2/2028	EUR	3,775	4,278
	Koninklijke Philips NV	2.000%	3/30/2030	EUR	4,913	5,471
	Lineage Europe Finco BV	4.125%	11/26/2031	EUR	4,750	5,482
	Louis Dreyfus Co. Finance BV	1.625%	4/28/2028	EUR	2,100	2,384
	Magnum Icc Finance BV	3.750%	11/26/2034	EUR	10,000	11,436
	Magnum Icc Finance BV	4.000%	11/26/2037	EUR	12,667	14,239
	Nationale-Nederlanden Bank NV	0.500%	9/21/2028	EUR	9,000	9,890
	Nationale-Nederlanden Bank NV	0.375%	3/4/2041	EUR	10,000	7,196
	Nederlandse Gasunie NV	0.375%	10/3/2031	EUR	1,455	1,445
	Nederlandse Gasunie NV	3.500%	4/23/2035	EUR	6,000	6,887
	Nederlandse Gasunie NV	3.875%	4/29/2044	EUR	5,000	5,572
	NIBC Bank NV	1.000%	9/11/2028	EUR	2,500	2,794
	NIBC Bank NV	0.010%	10/15/2029	EUR	5,000	5,282
	NIBC Bank NV	3.500%	6/5/2030	EUR	8,000	9,335
	NIBC Bank NV	0.125%	4/21/2031	EUR	23,000	23,153
	NN Group NV	1.625%	6/1/2027	EUR	3,100	3,583
	NN Group NV	5.250%	3/1/2043	EUR	3,800	4,705
	NN Group NV	6.000%	11/3/2043	EUR	7,500	9,704
	NN Group NV	4.625%	1/13/2048	EUR	6,591	7,853
	Royal Schiphol Group NV	2.000%	4/6/2029	EUR	17,546	19,964
	Royal Schiphol Group NV	0.875%	9/8/2032	EUR	5,000	4,953
	Sandoz Finance BV	4.500%	11/17/2033	EUR	2,500	3,047
	Sandoz Finance BV	4.000%	3/26/2035	EUR	7,000	8,214
	Stedin Holding NV	0.500%	11/14/2029	EUR	2,457	2,623
	Stedin Holding NV	2.375%	6/3/2030	EUR	2,500	2,827
[5]	Tennet Netherlands BV	1.375%	6/5/2028	EUR	13,613	15,505
	Tennet Netherlands BV	3.875%	10/28/2028	EUR	3,600	4,305
[5]	Tennet Netherlands BV	1.375%	6/26/2029	EUR	5,149	5,769
[5]	Tennet Netherlands BV	2.125%	11/17/2029	EUR	5,500	6,278
[5]	Tennet Netherlands BV	0.875%	6/3/2030	EUR	5,403	5,834
[5]	Tennet Netherlands BV	0.500%	6/9/2031	EUR	3,000	3,103
	Tennet Netherlands BV	4.250%	4/28/2032	EUR	2,500	3,059
[5]	Tennet Netherlands BV	0.125%	11/30/2032	EUR	500	484
[5]	Tennet Netherlands BV	2.375%	5/17/2033	EUR	3,350	3,742
[5]	Tennet Netherlands BV	1.250%	10/24/2033	EUR	822	842
[5]	Tennet Netherlands BV	2.000%	6/5/2034	EUR	2,000	2,142
	Tennet Netherlands BV	4.500%	10/28/2034	EUR	4,716	5,867
[5]	Tennet Netherlands BV	0.875%	6/16/2035	EUR	11,600	11,039
[5]	Tennet Netherlands BV	3.250%	4/1/2036	EUR	9,000	10,491
[5]	Tennet Netherlands BV	1.875%	6/13/2036	EUR	2,737	2,804

Total International Bond II Index Fund
		Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
	Tennet Netherlands BV	1.500%	6/3/2039	EUR	5,062	4,690
[5]	Tennet Netherlands BV	0.500%	11/30/2040	EUR	7,516	5,757
[5]	Tennet Netherlands BV	1.125%	6/9/2041	EUR	10,000	8,360
	Tennet Netherlands BV	4.750%	10/28/2042	EUR	3,500	4,379
	Universal Music Group NV	3.000%	6/30/2027	EUR	4,028	4,722
	Universal Music Group NV	4.000%	6/13/2031	EUR	5,000	5,926
	Vesteda Finance BV	1.500%	5/24/2027	EUR	1,906	2,206
	VIA Outlets BV	1.750%	11/15/2028	EUR	2,400	2,688
	Wolters Kluwer NV	0.250%	3/30/2028	EUR	1,500	1,664
	Wolters Kluwer NV	0.750%	7/3/2030	EUR	2,800	2,941
	Wolters Kluwer NV	3.750%	4/3/2031	EUR	5,000	5,905
						1,325,586
New Zealand (0.0%)
	ANZ New Zealand International Ltd.	0.200%	9/23/2027	EUR	16,876	19,080
	ASB Bank Ltd.	0.500%	9/24/2029	EUR	2,500	2,674
	ASB Bank Ltd.	0.250%	5/21/2031	EUR	34,362	34,748
	Contact Energy Ltd.	6.398%	11/21/2030	AUD	7,900	5,793
	Fonterra Co-operative Group Ltd.	4.000%	11/2/2027	AUD	200	141
						62,436
Norway (0.3%)
	Aker BP ASA	1.125%	5/12/2029	EUR	8,200	8,982
	Aker BP ASA	4.000%	5/29/2032	EUR	4,000	4,714
	Avinor A/S	0.750%	10/1/2030	EUR	8,000	8,396
	DNB Bank ASA	4.500%	7/19/2028	EUR	26,500	31,621
	DNB Bank ASA	0.250%	2/23/2029	EUR	12,000	13,351
	DNB Bank ASA	4.000%	3/14/2029	EUR	19,000	22,612
	DNB Bank ASA	4.625%	2/28/2033	EUR	8,000	9,552
	DNB Bank ASA	5.000%	9/13/2033	EUR	10,000	12,022
	DNB Bank ASA	3.750%	7/2/2035	EUR	10,000	11,683
	DNB Boligkreditt A/S	0.010%	5/12/2028	EUR	27,000	29,928
	DNB Boligkreditt A/S	2.625%	9/27/2029	EUR	11,700	13,560
	DNB Boligkreditt A/S	2.625%	1/28/2030	EUR	5,000	5,785
	DNB Boligkreditt A/S	2.750%	1/19/2032	EUR	15,000	17,259
	Eika Boligkreditt A/S	0.010%	3/23/2028	EUR	9,057	10,068
	Eika Boligkreditt A/S	3.250%	6/14/2033	EUR	2,500	2,929
	Equinor ASA	6.125%	11/27/2028	GBP	4,302	6,024
	Equinor ASA	6.875%	3/11/2031	GBP	3,477	5,104
	Equinor ASA	1.375%	5/22/2032	EUR	12,567	13,066
	Equinor ASA	1.625%	2/17/2035	EUR	4,501	4,467
	Equinor ASA	1.625%	11/9/2036	EUR	1,004	948
	Equinor ASA	4.250%	4/10/2041	GBP	2,293	2,570
	Public Property Invest A/S	4.375%	10/1/2032	EUR	5,000	5,801
	SpareBank 1 Boligkreditt A/S	0.125%	1/20/2028	EUR	29,000	32,477
	SpareBank 1 Boligkreditt A/S	0.050%	11/3/2028	EUR	10,000	10,935
	SpareBank 1 Boligkreditt A/S	1.000%	1/30/2029	EUR	20,000	22,277
	SpareBank 1 Boligkreditt A/S	0.125%	11/5/2029	EUR	15,013	15,956
	SpareBank 1 Boligkreditt A/S	2.375%	2/13/2030	EUR	10,000	11,464
	SpareBank 1 Boligkreditt A/S	3.000%	5/15/2034	EUR	20,000	23,009
	SpareBank 1 SMN	0.010%	2/18/2028	EUR	9,017	10,014
	SR-Boligkreditt A/S	1.625%	3/15/2028	EUR	28,840	33,061
	SR-Boligkreditt A/S	1.000%	4/1/2029	EUR	8,950	9,926
	Statkraft A/S	1.500%	3/26/2030	EUR	1,323	1,446
	Statkraft A/S	3.500%	6/9/2033	EUR	2,000	2,325
	Statkraft A/S	3.750%	3/22/2039	EUR	3,500	4,010
	Statnett SF	1.250%	4/26/2030	EUR	5,597	6,058
	Statnett SF	3.375%	2/26/2036	EUR	6,000	6,831
	Storebrand Livsforsikring A/S	1.875%	9/30/2051	EUR	4,321	4,561
	Telenor ASA	1.125%	5/31/2029	EUR	6,614	7,291
	Telenor ASA	0.625%	9/25/2031	EUR	2,500	2,521
	Telenor ASA	0.875%	2/14/2035	EUR	5,000	4,597
	Var Energi ASA	5.500%	5/4/2029	EUR	5,000	6,150
						455,351
Poland (0.0%)
	ORLEN SA	1.125%	5/27/2028	EUR	1,000	1,122
	ORLEN SA	4.750%	7/13/2030	EUR	3,420	4,183
						5,305

Total International Bond II Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
Portugal (0.1%)
Banco BPI SA	3.625%	7/4/2028	EUR	20,000	23,764
Banco Santander Totta SA	1.250%	9/26/2027	EUR	4,600	5,278
Banco Santander Totta SA	3.375%	4/19/2028	EUR	8,800	10,406
Banco Santander Totta SA	3.250%	2/15/2031	EUR	10,000	11,795
BCR-Brisa Concessao Rodoviaria SA	2.375%	5/10/2027	EUR	6,500	7,586
EDP Finance BV	1.500%	11/22/2027	EUR	1,398	1,605
EDP Servicios Financieros Espana SA	3.500%	7/16/2030	EUR	3,000	3,530
EDP Servicios Financieros Espana SA	4.375%	4/4/2032	EUR	25,000	30,482
Novo Banco SA	2.750%	2/4/2030	EUR	11,000	12,737
Novo Banco SA	3.375%	1/22/2031	EUR	9,800	11,368
Ren Finance BV	1.750%	1/18/2028	EUR	1,296	1,485
					120,036
Romania (0.0%)
NE Property BV	2.000%	1/20/2030	EUR	2,000	2,199
NE Property BV	4.250%	1/21/2032	EUR	2,500	2,957
					5,156
Singapore (0.1%)
DBS Bank Ltd.	2.600%	3/31/2028	EUR	10,000	11,648
DBS Bank Ltd.	2.429%	1/3/2029	EUR	4,900	5,658
Maybank Singapore Ltd.	2.504%	10/2/2028	EUR	5,000	5,790
Temasek Financial I Ltd.	0.500%	11/20/2031	EUR	10,829	10,890
Temasek Financial I Ltd.	3.500%	2/15/2033	EUR	4,587	5,407
Temasek Financial I Ltd.	5.125%	7/26/2040	GBP	3,234	4,179
Temasek Financial I Ltd.	1.250%	11/20/2049	EUR	2,444	1,615
United Overseas Bank Ltd.	0.100%	5/25/2029	EUR	15,348	16,456
United Overseas Bank Ltd.	2.718%	12/1/2030	EUR	10,000	11,503
					73,146
Slovakia (0.0%)
Tatra Banka A/S	2.750%	10/9/2028	EUR	30,000	34,930
Tatra Banka A/S	2.875%	9/11/2031	EUR	10,000	11,530
					46,460
South Africa (0.0%)
Anglo American Capital plc	5.000%	3/15/2031	EUR	5,000	6,198
Anglo American Capital plc	4.750%	9/21/2032	EUR	6,500	7,983
					14,181
South Korea (0.0%)
Kookmin Bank	2.625%	9/29/2029	EUR	6,600	7,611
SK Hynix Inc.	4.266%	2/14/2028	KRW	4,940,000	3,354
					10,965
Spain (0.9%)
Abanca Corp. Bancaria SA	5.250%	9/14/2028	EUR	2,500	3,007
Abertis Infraestructuras SA	2.375%	9/27/2027	EUR	3,600	4,181
Abertis Infraestructuras SA	4.125%	1/31/2028	EUR	6,000	7,135
Abertis Infraestructuras SA	1.250%	2/7/2028	EUR	1,800	2,042
Abertis Infraestructuras SA	1.125%	3/26/2028	EUR	3,000	3,383
Abertis Infraestructuras SA	2.250%	3/29/2029	EUR	16,500	18,784
Abertis Infraestructuras SA	1.875%	3/26/2032	EUR	3,000	3,180
Acciona Energia Financiacion Filiales SA	3.750%	4/25/2030	EUR	2,500	2,934
Acciona Energia Financiacion Filiales SA	1.375%	1/26/2032	EUR	3,200	3,249
Amadeus IT Group SA	1.875%	9/24/2028	EUR	8,300	9,451
AYT Cedulas Cajas Global FTA	4.750%	5/25/2027	EUR	17,300	20,646
Banco Bilbao Vizcaya Argentaria SA	3.125%	7/17/2027	EUR	10,900	12,827
Banco Bilbao Vizcaya Argentaria SA	3.375%	9/20/2027	EUR	12,000	14,154
Banco Bilbao Vizcaya Argentaria SA	4.375%	10/14/2029	EUR	3,700	4,522
Banco Bilbao Vizcaya Argentaria SA	3.625%	6/7/2030	EUR	13,000	15,451
Banco Bilbao Vizcaya Argentaria SA	4.625%	1/13/2031	EUR	9,500	11,604
Banco Bilbao Vizcaya Argentaria SA	5.750%	9/15/2033	EUR	3,000	3,660
Banco Bilbao Vizcaya Argentaria SA	3.750%	8/26/2035	EUR	10,000	11,550
Banco Bilbao Vizcaya Argentaria SA	4.875%	2/8/2036	EUR	17,000	20,629
Banco de Sabadell SA	5.125%	11/10/2028	EUR	4,000	4,821
Banco de Sabadell SA	5.250%	2/7/2029	EUR	7,600	9,205
Banco de Sabadell SA	5.000%	6/7/2029	EUR	10,000	12,143
Banco de Sabadell SA	5.500%	9/8/2029	EUR	17,000	20,873
Banco de Sabadell SA	3.375%	3/10/2032	EUR	12,000	13,905
Banco de Sabadell SA	6.000%	8/16/2033	EUR	10,000	12,218
Banco Santander SA	4.625%	5/4/2027	EUR	900	1,075

Total International Bond II Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
Banco Santander SA	2.375%	9/8/2027	EUR	30,000	34,976
Banco Santander SA	3.875%	1/16/2028	EUR	5,000	5,944
Banco Santander SA	2.125%	2/8/2028	EUR	1,400	1,609
Banco Santander SA	0.200%	2/11/2028	EUR	7,300	8,147
Banco Santander SA	0.310%	6/9/2028	CHF	3,465	4,391
Banco Santander SA	1.125%	10/25/2028	EUR	2,500	2,808
Banco Santander SA	5.500%	6/11/2029	GBP	10,000	13,696
Banco Santander SA	2.375%	7/14/2029	EUR	5,000	5,758
Banco Santander SA	3.375%	1/11/2030	EUR	5,000	5,934
Banco Santander SA	5.125%	1/25/2030	GBP	5,000	6,784
Banco Santander SA	2.500%	5/13/2030	EUR	5,000	5,744
Banco Santander SA	4.250%	6/12/2030	EUR	10,000	12,095
Banco Santander SA	1.625%	10/22/2030	EUR	8,000	8,638
Banco Santander SA	5.375%	1/17/2031	GBP	5,000	6,823
Banco Santander SA	5.625%	1/27/2031	GBP	8,000	10,932
Banco Santander SA	0.875%	5/9/2031	EUR	5,100	5,365
Banco Santander SA	4.875%	10/18/2031	EUR	22,000	27,343
Banco Santander SA	3.250%	5/27/2032	EUR	15,000	17,304
Banco Santander SA	2.750%	9/8/2032	EUR	25,000	28,607
Banco Santander SA	3.500%	10/2/2032	EUR	14,000	16,199
Banco Santander SA	2.250%	10/4/2032	GBP	3,000	3,929
Banco Santander SA	2.875%	7/14/2033	EUR	20,000	22,889
Banco Santander SA	5.750%	8/23/2033	EUR	17,500	21,328
Banco Santander SA	3.750%	1/9/2034	EUR	25,300	29,713
Banco Santander SA	4.125%	4/22/2034	EUR	8,000	9,567
Banco Santander SA	5.000%	4/22/2034	EUR	5,000	6,041
Banco Santander SA	2.000%	11/27/2034	EUR	5,700	6,015
Bankinter SA	0.625%	10/6/2027	EUR	3,500	3,968
Bankinter SA	1.250%	2/7/2028	EUR	100	114
Bankinter SA	4.375%	5/3/2030	EUR	4,000	4,828
Bankinter SA	4.875%	9/13/2031	EUR	2,000	2,465
Bankinter SA	3.625%	2/4/2033	EUR	12,000	13,922
CaixaBank SA	1.000%	1/17/2028	EUR	30,700	34,861
CaixaBank SA	0.750%	5/26/2028	EUR	10,900	12,488
CaixaBank SA	0.500%	2/9/2029	EUR	1,500	1,679
CaixaBank SA	5.000%	7/19/2029	EUR	10,000	12,140
CaixaBank SA	3.750%	9/7/2029	EUR	19,000	22,602
CaixaBank SA	4.250%	9/6/2030	EUR	10,000	12,134
CaixaBank SA	5.375%	11/14/2030	EUR	8,000	9,982
CaixaBank SA	4.125%	2/9/2032	EUR	5,000	5,995
CaixaBank SA	1.625%	7/14/2032	EUR	5,000	5,347
CaixaBank SA	3.625%	9/19/2032	EUR	10,000	11,700
CaixaBank SA	6.250%	2/23/2033	EUR	2,500	3,047
CaixaBank SA	6.875%	10/25/2033	GBP	5,000	6,985
CaixaBank SA	4.375%	11/29/2033	EUR	10,000	12,276
CaixaBank SA	6.125%	5/30/2034	EUR	19,000	23,596
CaixaBank SA	5.125%	7/19/2034	EUR	2,000	2,527
CaixaBank SA	3.375%	6/26/2035	EUR	10,000	11,339
CaixaBank SA	4.125%	3/24/2036	EUR	12,350	15,274
CaixaBank SA	4.375%	8/8/2036	EUR	10,000	11,895
CaixaBank SA	3.875%	1/20/2037	EUR	10,000	11,509
CaixaBank SA	4.000%	3/5/2037	EUR	7,000	8,148
Cajamar Caja Rural SCC	3.375%	7/25/2029	EUR	10,400	12,261
Cellnex Finance Co. SA	1.000%	9/15/2027	EUR	14,200	16,216
Cellnex Finance Co. SA	1.250%	1/15/2029	EUR	10,000	11,105
Cellnex Finance Co. SA	3.500%	5/22/2032	EUR	4,000	4,602
Cellnex Finance Co. SA	2.000%	9/15/2032	EUR	12,000	12,577
Cellnex Finance Co. SA	2.000%	2/15/2033	EUR	5,000	5,170
Cellnex Telecom SA	1.875%	6/26/2029	EUR	7,400	8,291
Cellnex Telecom SA	1.750%	10/23/2030	EUR	9,900	10,735
Cepsa Finance SA	0.750%	2/12/2028	EUR	3,000	3,364
Cepsa Finance SA	4.125%	4/11/2031	EUR	4,000	4,728
Colonial SFL Socimi SA	1.500%	6/5/2027	EUR	3,000	3,468
Colonial SFL Socimi SA	0.500%	4/21/2028	EUR	1,900	2,120
Colonial SFL Socimi SA	1.350%	10/14/2028	EUR	2,000	2,255
Colonial SFL Socimi SA	2.500%	11/28/2029	EUR	1,000	1,137
Colonial SFL Socimi SA	3.125%	9/23/2031	EUR	10,000	11,337
Criteria Caixa SA	0.875%	10/28/2027	EUR	3,300	3,752
El Corte Ingles SA	3.500%	7/24/2033	EUR	7,000	7,925
Enagas Financiaciones SA	1.375%	5/5/2028	EUR	100	114

Total International Bond II Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
Enagas Financiaciones SA	0.375%	11/5/2032	EUR	4,000	3,779
Enagas Financiaciones SA	3.625%	1/24/2034	EUR	800	923
FCC Aqualia SA	2.629%	6/8/2027	EUR	1,893	2,212
FCC Aqualia SA	3.750%	6/11/2032	EUR	7,000	8,096
FCC Servicios Medio Ambiente Holding SA	3.715%	10/8/2031	EUR	5,000	5,775
Iberdrola Finanzas SA	3.125%	11/22/2028	EUR	6,000	7,055
Iberdrola Finanzas SA	1.621%	11/29/2029	EUR	2,100	2,339
Iberdrola Finanzas SA	1.375%	3/11/2032	EUR	3,100	3,245
Iberdrola Finanzas SA	3.375%	11/22/2032	EUR	7,500	8,728
Iberdrola Finanzas SA	3.625%	7/13/2033	EUR	4,000	4,710
Iberdrola Finanzas SA	3.625%	7/18/2034	EUR	6,000	7,013
Iberdrola Finanzas SA	5.870%	11/28/2034	AUD	5,000	3,509
Iberdrola Finanzas SA	1.575%	Perpetual	EUR	1,000	1,137
Iberdrola Finanzas SA	3.750%	Perpetual	EUR	5,000	5,711
Iberdrola Finanzas SA	4.871%	Perpetual	EUR	10,000	12,060
Iberdrola Finanzas SA	4.875%	Perpetual	EUR	5,100	6,103
Iberdrola International BV	1.825%	Perpetual	EUR	3,400	3,712
Iberdrola International BV	2.250%	Perpetual	EUR	14,800	16,550
Mapfre SA	3.125%	1/20/2032	EUR	2,000	2,293
Mapfre SA	4.125%	9/7/2048	EUR	3,600	4,264
Merlin Properties Socimi SA	2.375%	9/18/2029	EUR	2,000	2,275
Merlin Properties Socimi SA	1.375%	6/1/2030	EUR	5,200	5,573
Merlin Properties Socimi SA	3.500%	9/4/2033	EUR	5,000	5,653
Merlin Properties Socimi SA	1.875%	12/4/2034	EUR	3,000	2,921
Naturgy Finance Iberia SA	1.500%	1/29/2028	EUR	1,000	1,143
Naturgy Finance Iberia SA	0.750%	11/28/2029	EUR	3,200	3,438
Naturgy Finance Iberia SA	3.625%	10/2/2034	EUR	5,000	5,715
Nortegas Energia Grupo SL	2.065%	9/28/2027	EUR	2,139	2,478
Nortegas Energia Grupo SL	0.905%	1/22/2031	EUR	3,000	3,045
Programa Cedulas TDA Fondo de Titulizacion de Activos	4.250%	4/10/2031	EUR	17,700	21,725
Red Electrica Financiaciones SA	0.375%	7/24/2028	EUR	2,000	2,218
Redeia Corp. SA	3.375%	7/9/2032	EUR	6,100	7,033
Redexis SA	4.375%	5/30/2031	EUR	5,000	5,929
Repsol Europe Finance Sarl	0.375%	7/6/2029	EUR	7,000	7,541
Repsol Europe Finance Sarl	0.875%	7/6/2033	EUR	7,900	7,647
Repsol International Finance BV	0.250%	8/2/2027	EUR	500	568
Repsol International Finance BV	4.247%	Perpetual	EUR	8,500	10,034
Telefonica Emisiones SA	2.318%	10/17/2028	EUR	400	462
Telefonica Emisiones SA	1.788%	3/12/2029	EUR	4,300	4,856
Telefonica Emisiones SA	5.445%	10/8/2029	GBP	2,850	3,891
Telefonica Emisiones SA	2.932%	10/17/2029	EUR	5,600	6,500
Telefonica Emisiones SA	0.664%	2/3/2030	EUR	5,900	6,259
Telefonica Emisiones SA	2.592%	5/25/2031	EUR	11,900	13,358
Telefonica Emisiones SA	1.807%	5/21/2032	EUR	3,900	4,089
Telefonica Emisiones SA	3.707%	5/2/2033	EUR	3,000	3,463
Telefonica Emisiones SA	3.724%	1/23/2034	EUR	5,000	5,724
Telefonica Emisiones SA	1.864%	7/13/2040	EUR	8,900	7,481
Telefonica Europe BV	5.875%	2/14/2033	EUR	3,152	4,135
Unicaja Banco SA	5.125%	2/21/2029	EUR	5,500	6,658
Werfen SA	4.250%	5/3/2030	EUR	9,000	10,776
					1,238,988
Sweden (1.0%)
Akelius Residential Property Financing BV	1.125%	1/11/2029	EUR	4,005	4,386
Akelius Residential Property Financing BV	0.750%	2/22/2030	EUR	5,262	5,497
Alfa Laval Treasury International AB	1.375%	2/18/2029	EUR	1,100	1,227
Assa Abloy AB	3.875%	9/13/2030	EUR	5,385	6,440
Assa Abloy AB	3.371%	9/9/2032	EUR	5,000	5,780
Balder Finland OYJ	1.000%	1/20/2029	EUR	3,000	3,276
Balder Finland OYJ	1.375%	5/24/2030	EUR	1,071	1,134
Balder Finland OYJ	2.000%	1/18/2031	EUR	3,500	3,758
Castellum AB	4.125%	12/10/2030	EUR	2,382	2,810
Castellum Helsinki Finance Holding Abp	0.875%	9/17/2029	EUR	5,609	6,139
Danske Hypotek AB	3.500%	12/20/2028	SEK	250,000	27,496
Danske Hypotek AB	3.000%	12/18/2030	SEK	300,000	32,324
Ellevio AB	4.125%	3/7/2034	EUR	7,000	8,383
EQT AB	2.375%	4/6/2028	EUR	3,500	4,026
EQT AB	2.875%	4/6/2032	EUR	5,400	5,922
Essity AB	0.250%	2/8/2031	EUR	5,684	5,736
Fastighets AB Balder	1.250%	1/28/2028	EUR	1,257	1,421

Total International Bond II Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
H & M Hennes & Mauritz AB	3.400%	10/31/2033	EUR	5,000	5,663
Heimstaden Bostad AB	3.750%	10/2/2030	EUR	6,000	6,926
Heimstaden Bostad Treasury BV	1.000%	4/13/2028	EUR	13,933	15,559
Heimstaden Bostad Treasury BV	1.375%	7/24/2028	EUR	3,000	3,353
Investor AB	0.375%	10/29/2035	EUR	4,500	3,888
Investor AB	5.500%	5/5/2037	GBP	5,000	6,692
Investor AB	1.500%	6/20/2039	EUR	7,000	6,130
Lansforsakringar Hypotek AB	1.000%	9/15/2027	SEK	420,800	44,659
Lansforsakringar Hypotek AB	3.000%	9/19/2029	SEK	200,000	21,683
Lansforsakringar Hypotek AB	3.000%	9/23/2032	SEK	100,000	10,652
Molnlycke Holding AB	4.250%	9/8/2028	EUR	7,000	8,369
Molnlycke Holding AB	4.250%	6/11/2034	EUR	4,000	4,755
Nordea Hypotek AB	1.000%	6/16/2027	SEK	390,000	41,507
Nordea Hypotek AB	3.500%	9/20/2028	SEK	850,000	93,667
Nordea Hypotek AB	3.500%	10/26/2029	SEK	104,000	11,495
Nordea Hypotek AB	3.000%	11/26/2030	SEK	100,000	10,828
Sagax AB	4.375%	5/29/2030	EUR	2,285	2,728
Sagax AB	4.000%	3/13/2032	EUR	1,500	1,749
Sagax Euro Mtn NL BV	0.750%	1/26/2028	EUR	5,786	6,492
Sagax Euro Mtn NL BV	1.000%	5/17/2029	EUR	100	109
Sandvik AB	2.125%	6/7/2027	EUR	7,000	8,138
Securitas Treasury Ireland DAC	3.875%	2/23/2030	EUR	5,000	5,941
Skandinaviska Enskilda Banken AB	4.125%	6/29/2027	EUR	5,000	5,946
Skandinaviska Enskilda Banken AB	0.750%	8/9/2027	EUR	11,000	12,553
Skandinaviska Enskilda Banken AB	0.750%	11/15/2027	EUR	597	678
Skandinaviska Enskilda Banken AB	3.750%	2/7/2028	EUR	2,000	2,370
Skandinaviska Enskilda Banken AB	3.250%	5/4/2028	EUR	3,500	4,133
Skandinaviska Enskilda Banken AB	3.875%	5/9/2028	EUR	23,000	27,396
Skandinaviska Enskilda Banken AB	0.375%	6/21/2028	EUR	5,000	5,530
Skandinaviska Enskilda Banken AB	3.000%	11/6/2028	SEK	576,000	62,764
Skandinaviska Enskilda Banken AB	0.625%	11/12/2029	EUR	4,913	5,242
Skandinaviska Enskilda Banken AB	3.375%	3/19/2030	EUR	10,000	11,727
Skandinaviska Enskilda Banken AB	3.000%	12/17/2030	SEK	250,000	27,038
Skandinaviska Enskilda Banken AB	3.125%	11/5/2031	EUR	4,000	4,610
Skandinaviska Enskilda Banken AB	3.000%	12/3/2031	SEK	250,000	26,799
Skandinaviska Enskilda Banken AB	5.000%	8/17/2033	EUR	4,600	5,569
Skandinaviska Enskilda Banken AB	3.500%	8/14/2035	EUR	10,000	11,413
SKF AB	0.250%	2/15/2031	EUR	2,845	2,983
Stadshypotek AB	0.750%	11/1/2027	EUR	3,459	3,935
Stadshypotek AB	2.500%	12/1/2027	SEK	584,000	63,140
Stadshypotek AB	2.000%	9/1/2028	SEK	50,000	5,311
Stadshypotek AB	4.000%	5/2/2029	SEK	500,000	55,711
Stadshypotek AB	2.500%	2/1/2030	SEK	300,000	31,862
Stadshypotek AB	2.500%	12/2/2030	SEK	150,000	15,831
Stadshypotek AB	2.500%	9/1/2031	SEK	200,000	20,954
Svenska Handelsbanken AB	3.375%	2/17/2028	EUR	6,000	7,076
Svenska Handelsbanken AB	1.375%	2/23/2029	EUR	13,500	15,069
Svenska Handelsbanken AB	2.625%	9/5/2029	EUR	5,000	5,771
Svenska Handelsbanken AB	0.500%	2/18/2030	EUR	4,913	5,185
Svenska Handelsbanken AB	3.250%	8/19/2032	EUR	10,000	11,511
Svenska Handelsbanken AB	4.625%	8/23/2032	GBP	4,000	5,395
Svenska Handelsbanken AB	3.750%	2/15/2034	EUR	8,000	9,434
Svenska Handelsbanken AB	5.000%	8/16/2034	EUR	1,176	1,430
Sveriges Sakerstallda Obligationer AB	0.250%	6/9/2027	SEK	300,000	31,523
Sveriges Sakerstallda Obligationer AB	4.000%	5/23/2029	SEK	150,000	16,749
Sveriges Sakerstallda Obligationer AB	0.010%	3/14/2030	EUR	2,500	2,617
Sveriges Sakerstallda Obligationer AB	1.750%	2/10/2032	EUR	36,000	39,213
Sveriges Sakerstallda Obligationer AB	0.750%	6/9/2032	SEK	300,000	27,913
Swedbank AB	0.200%	1/12/2028	EUR	16,759	18,708
Swedbank AB	4.125%	11/13/2028	EUR	10,000	12,010
Swedbank AB	2.875%	4/30/2029	EUR	10,000	11,596
Swedbank AB	2.875%	2/8/2030	EUR	20,000	23,230
Swedbank AB	3.375%	5/29/2030	EUR	5,500	6,497
Swedbank AB	3.625%	8/23/2032	EUR	16,500	19,365
Swedbank AB	3.250%	10/13/2032	EUR	5,000	5,728
Swedbank AB	7.272%	11/15/2032	GBP	3,000	4,198
Swedbank AB	3.500%	8/19/2035	EUR	8,000	9,247
Swedbank Hypotek AB	1.375%	5/31/2027	EUR	16,800	19,420
Swedbank Hypotek AB	3.000%	3/15/2028	SEK	200,000	21,796
Swedbank Hypotek AB	3.125%	7/5/2028	EUR	20,000	23,573

Total International Bond II Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
Swedbank Hypotek AB	3.000%	3/28/2029	SEK	1,054,500	114,714
Swedbank Hypotek AB	3.000%	10/29/2030	SEK	200,000	21,607
Tele2 AB	2.125%	5/15/2028	EUR	1,508	1,730
Tele2 AB	3.750%	11/22/2029	EUR	2,000	2,372
Telefonaktiebolaget LM Ericsson	1.000%	5/26/2029	EUR	3,800	4,136
Telia Co. AB	0.125%	11/27/2030	EUR	5,255	5,332
Telia Co. AB	3.625%	2/22/2032	EUR	3,630	4,274
Telia Co. AB	2.125%	2/20/2034	EUR	5,961	6,231
Telia Co. AB	1.625%	2/23/2035	EUR	1,100	1,082
Telia Co. AB	2.750%	6/30/2083	EUR	2,000	2,302
Vattenfall AB	6.875%	4/15/2039	GBP	6,457	9,282
Volvo Treasury AB	2.000%	8/19/2027	EUR	7,600	8,797
					1,396,346
Switzerland (1.1%)
ABB Finance BV	0.000%	1/19/2030	EUR	12,151	12,682
ABB Finance BV	3.375%	1/16/2031	EUR	9,500	11,199
Adecco Group AG	2.378%	11/17/2027	CHF	2,125	2,780
Adecco International Financial Services BV	0.125%	9/21/2028	EUR	7,500	8,172
Argentum Netherlands BV for Givaudan SA	2.000%	9/17/2030	EUR	7,600	8,417
Argentum Netherlands BV for Zurich Insurance Co. Ltd.	2.750%	2/19/2049	EUR	1,004	1,152
Basellandschaftliche Kantonalbank	0.375%	5/13/2030	CHF	2,455	3,100
Basler Kantonalbank	0.300%	6/22/2027	CHF	2,210	2,825
Cloverie plc for Zurich Insurance Co. Ltd.	1.500%	12/15/2028	EUR	5,000	5,629
ELM BV for Helvetia Schweizerische Versicherungsgesellschaft AG	3.375%	9/29/2047	EUR	3,108	3,619
ELM BV for Julius Baer Group Ltd.	3.875%	9/13/2029	EUR	6,000	7,089
ELM BV for Swiss Prime Site AG	3.125%	10/1/2031	EUR	2,500	2,844
Firmenich Productions Participations SAS	1.750%	4/30/2030	EUR	4,913	5,421
Givaudan Finance Europe BV	1.625%	4/22/2032	EUR	4,000	4,218
Helvetia Europe SA	2.750%	9/30/2041	EUR	6,257	6,883
Holcim Finance Luxembourg SA	0.125%	7/19/2027	EUR	3,000	3,404
Holcim Finance Luxembourg SA	2.250%	5/26/2028	EUR	4,712	5,425
Holcim Finance Luxembourg SA	1.750%	8/29/2029	EUR	5,000	5,583
Holcim Finance Luxembourg SA	0.500%	9/3/2030	EUR	1,249	1,292
Holcim Finance Luxembourg SA	0.500%	4/23/2031	EUR	13,369	13,508
Holcim Finance Luxembourg SA	0.625%	1/19/2033	EUR	4,300	4,104
Holcim Sterling Finance Netherlands BV	3.000%	5/12/2032	GBP	1,282	1,525
Holcim Sterling Finance Netherlands BV	2.250%	4/4/2034	GBP	1,100	1,169
IWG US Finance LLC	6.500%	6/28/2030	EUR	3,000	3,780
Lonza Finance International NV	3.875%	4/24/2036	EUR	7,000	8,095
Luzerner Kantonalbank AG	0.125%	11/25/2032	CHF	700	856
Luzerner Kantonalbank AG	2.000%	11/19/2038	CHF	17,000	24,018
Nestle Capital Markets SA	1.875%	6/28/2029	CHF	5,000	6,625
Nestle Capital Markets SA	2.000%	6/28/2033	CHF	2,000	2,743
Nestle Capital Markets SA	2.500%	7/14/2034	CHF	4,900	6,963
Nestle Capital Markets SA	2.125%	6/28/2038	CHF	7,000	9,825
Nestle Capital Markets SA	1.750%	5/30/2040	CHF	2,500	3,365
Pfandbriefbank schweizerischer Hypothekarinstitute AG	0.375%	5/12/2027	CHF	12,250	15,685
Pfandbriefbank schweizerischer Hypothekarinstitute AG	0.250%	10/12/2027	CHF	10,000	12,767
Pfandbriefbank schweizerischer Hypothekarinstitute AG	1.500%	1/21/2028	CHF	5,000	6,515
Pfandbriefbank schweizerischer Hypothekarinstitute AG	0.500%	5/5/2028	CHF	3,920	5,023
Pfandbriefbank schweizerischer Hypothekarinstitute AG	0.375%	7/10/2028	CHF	2,455	3,133
Pfandbriefbank schweizerischer Hypothekarinstitute AG	0.125%	9/6/2028	CHF	13,720	17,410
Pfandbriefbank schweizerischer Hypothekarinstitute AG	0.625%	10/9/2028	CHF	7,355	9,446
Pfandbriefbank schweizerischer Hypothekarinstitute AG	2.125%	12/1/2028	CHF	15,000	19,999
Pfandbriefbank schweizerischer Hypothekarinstitute AG	0.500%	1/22/2029	CHF	29,435	37,649
Pfandbriefbank schweizerischer Hypothekarinstitute AG	0.125%	5/8/2029	CHF	3,680	4,652
Pfandbriefbank schweizerischer Hypothekarinstitute AG	0.500%	6/15/2029	CHF	7,355	9,397
Pfandbriefbank schweizerischer Hypothekarinstitute AG	1.375%	9/20/2029	CHF	985	1,294
Pfandbriefbank schweizerischer Hypothekarinstitute AG	0.000%	10/26/2029	CHF	46,990	58,922
Pfandbriefbank schweizerischer Hypothekarinstitute AG	0.000%	2/26/2030	CHF	43,885	54,841
Pfandbriefbank schweizerischer Hypothekarinstitute AG	0.250%	4/15/2030	CHF	4,900	6,180
Pfandbriefbank schweizerischer Hypothekarinstitute AG	1.625%	7/3/2030	CHF	985	1,313
Pfandbriefbank schweizerischer Hypothekarinstitute AG	2.625%	2/14/2031	CHF	25,000	34,929
Pfandbriefbank schweizerischer Hypothekarinstitute AG	0.125%	3/19/2031	CHF	15,000	18,696
Pfandbriefbank schweizerischer Hypothekarinstitute AG	0.625%	5/16/2031	CHF	1,720	2,194
Pfandbriefbank schweizerischer Hypothekarinstitute AG	0.125%	6/20/2031	CHF	20,000	24,877
Pfandbriefbank schweizerischer Hypothekarinstitute AG	0.125%	7/15/2031	CHF	4,535	5,633
Pfandbriefbank schweizerischer Hypothekarinstitute AG	1.875%	9/15/2031	CHF	13,275	18,049
Pfandbriefbank schweizerischer Hypothekarinstitute AG	0.125%	12/19/2031	CHF	7,490	9,284

Total International Bond II Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
Pfandbriefbank schweizerischer Hypothekarinstitute AG	1.375%	4/9/2032	CHF	12,500	16,581
Pfandbriefbank schweizerischer Hypothekarinstitute AG	1.000%	5/12/2032	CHF	3,680	4,787
Pfandbriefbank schweizerischer Hypothekarinstitute AG	2.250%	8/13/2032	CHF	5,000	6,985
Pfandbriefbank schweizerischer Hypothekarinstitute AG	0.125%	9/23/2032	CHF	10,000	12,306
Pfandbriefbank schweizerischer Hypothekarinstitute AG	0.125%	11/19/2032	CHF	4,140	5,087
Pfandbriefbank schweizerischer Hypothekarinstitute AG	0.625%	4/25/2033	CHF	12,455	15,786
Pfandbriefbank schweizerischer Hypothekarinstitute AG	1.500%	8/2/2033	CHF	8,575	11,536
Pfandbriefbank schweizerischer Hypothekarinstitute AG	1.500%	9/6/2033	CHF	5,000	6,710
Pfandbriefbank schweizerischer Hypothekarinstitute AG	0.750%	11/28/2034	CHF	12,500	15,841
Pfandbriefbank schweizerischer Hypothekarinstitute AG	0.625%	1/25/2035	CHF	10,000	12,540
Pfandbriefbank schweizerischer Hypothekarinstitute AG	0.875%	5/7/2035	CHF	985	1,260
Pfandbriefbank schweizerischer Hypothekarinstitute AG	0.500%	10/5/2035	CHF	7,455	9,205
Pfandbriefbank schweizerischer Hypothekarinstitute AG	0.250%	10/14/2036	CHF	1,990	2,369
Pfandbriefbank schweizerischer Hypothekarinstitute AG	0.625%	1/23/2037	CHF	1,965	2,427
Pfandbriefbank schweizerischer Hypothekarinstitute AG	0.875%	6/25/2037	CHF	2,700	3,416
Pfandbriefbank schweizerischer Hypothekarinstitute AG	2.250%	9/25/2037	CHF	10,000	14,519
Pfandbriefbank schweizerischer Hypothekarinstitute AG	2.000%	4/2/2038	CHF	15,000	21,332
Pfandbriefbank schweizerischer Hypothekarinstitute AG	0.250%	8/4/2038	CHF	1,400	1,631
Pfandbriefbank schweizerischer Hypothekarinstitute AG	1.625%	1/28/2039	CHF	7,500	10,271
Pfandbriefbank schweizerischer Hypothekarinstitute AG	0.375%	7/8/2039	CHF	4,065	4,762
Pfandbriefbank schweizerischer Hypothekarinstitute AG	1.500%	2/14/2040	CHF	5,000	6,749
Pfandbriefbank schweizerischer Hypothekarinstitute AG	0.125%	8/17/2040	CHF	15,000	16,760
Pfandbriefbank schweizerischer Hypothekarinstitute AG	1.500%	12/5/2040	CHF	2,455	3,315
Pfandbriefbank schweizerischer Hypothekarinstitute AG	0.250%	3/15/2041	CHF	17,780	20,101
Pfandbriefbank schweizerischer Hypothekarinstitute AG	0.500%	6/17/2041	CHF	4,045	4,736
Pfandbriefbank schweizerischer Hypothekarinstitute AG	0.250%	10/6/2042	CHF	4,900	5,436
Pfandbriefbank schweizerischer Hypothekarinstitute AG	1.000%	1/25/2045	CHF	5,000	6,227
Pfandbriefbank schweizerischer Hypothekarinstitute AG	1.125%	10/18/2047	CHF	12,000	15,160
Pfandbriefbank schweizerischer Hypothekarinstitute AG	1.875%	6/24/2050	CHF	7,500	10,957
Pfandbriefbank schweizerischer Hypothekarinstitute AG	1.375%	4/24/2054	CHF	1,000	1,343
Pfandbriefzentrale der schweizerischen Kantonalbanken AG	0.250%	2/11/2028	CHF	1,365	1,741
Pfandbriefzentrale der schweizerischen Kantonalbanken AG	0.000%	3/13/2028	CHF	15,025	19,066
Pfandbriefzentrale der schweizerischen Kantonalbanken AG	1.625%	4/17/2028	CHF	7,500	9,810
Pfandbriefzentrale der schweizerischen Kantonalbanken AG	1.000%	9/22/2028	CHF	2,455	3,178
Pfandbriefzentrale der schweizerischen Kantonalbanken AG	0.300%	4/9/2029	CHF	12,315	15,651
Pfandbriefzentrale der schweizerischen Kantonalbanken AG	1.500%	5/21/2029	CHF	23,740	31,270
Pfandbriefzentrale der schweizerischen Kantonalbanken AG	0.625%	7/16/2029	CHF	11,760	15,077
Pfandbriefzentrale der schweizerischen Kantonalbanken AG	0.500%	10/12/2029	CHF	22,000	28,075
Pfandbriefzentrale der schweizerischen Kantonalbanken AG	0.500%	4/30/2030	CHF	2,455	3,131
Pfandbriefzentrale der schweizerischen Kantonalbanken AG	0.000%	7/19/2030	CHF	14,640	18,244
Pfandbriefzentrale der schweizerischen Kantonalbanken AG	0.500%	9/20/2030	CHF	8,575	10,904
Pfandbriefzentrale der schweizerischen Kantonalbanken AG	0.550%	1/29/2031	CHF	4,655	5,927
Pfandbriefzentrale der schweizerischen Kantonalbanken AG	0.300%	6/6/2031	CHF	3,680	4,623
Pfandbriefzentrale der schweizerischen Kantonalbanken AG	0.125%	9/2/2031	CHF	15,230	18,916
Pfandbriefzentrale der schweizerischen Kantonalbanken AG	0.500%	2/20/2032	CHF	14,000	17,696
Pfandbriefzentrale der schweizerischen Kantonalbanken AG	0.125%	4/23/2032	CHF	45,000	55,592
Pfandbriefzentrale der schweizerischen Kantonalbanken AG	0.650%	2/15/2033	CHF	4,900	6,221
Pfandbriefzentrale der schweizerischen Kantonalbanken AG	0.000%	3/18/2033	CHF	7,500	9,104
Pfandbriefzentrale der schweizerischen Kantonalbanken AG	0.500%	5/15/2034	CHF	2,945	3,665
Pfandbriefzentrale der schweizerischen Kantonalbanken AG	2.200%	10/4/2034	CHF	4,665	6,624
Pfandbriefzentrale der schweizerischen Kantonalbanken AG	0.200%	6/12/2035	CHF	34,000	40,877
Pfandbriefzentrale der schweizerischen Kantonalbanken AG	0.200%	7/13/2035	CHF	7,355	8,825
Pfandbriefzentrale der schweizerischen Kantonalbanken AG	0.125%	9/3/2035	CHF	2,750	3,279
Pfandbriefzentrale der schweizerischen Kantonalbanken AG	0.600%	12/11/2035	CHF	16,370	20,314
Pfandbriefzentrale der schweizerischen Kantonalbanken AG	0.000%	2/15/2036	CHF	5,035	5,889
Pfandbriefzentrale der schweizerischen Kantonalbanken AG	1.850%	4/2/2037	CHF	10,000	13,947
Pfandbriefzentrale der schweizerischen Kantonalbanken AG	1.850%	7/19/2038	CHF	7,500	10,510
Pfandbriefzentrale der schweizerischen Kantonalbanken AG	0.700%	3/4/2039	CHF	2,455	3,014
Pfandbriefzentrale der schweizerischen Kantonalbanken AG	0.020%	1/30/2040	CHF	5,000	5,543
Pfandbriefzentrale der schweizerischen Kantonalbanken AG	1.050%	10/31/2044	CHF	14,000	17,576
Pfandbriefzentrale der schweizerischen Kantonalbanken AG	1.150%	1/24/2046	CHF	7,000	8,942
Richemont International Holding SA	1.500%	3/26/2030	EUR	9,000	9,878
Richemont International Holding SA	1.125%	5/26/2032	EUR	3,684	3,781
Richemont International Holding SA	2.000%	3/26/2038	EUR	7,550	7,301
Richemont International Holding SA	1.625%	5/26/2040	EUR	7,913	6,873
Sika Capital BV	3.750%	5/3/2030	EUR	11,000	13,073
Swiss Life Finance I AG	3.250%	8/31/2029	EUR	10,500	12,316
Swiss Life Finance I AG	0.500%	9/15/2031	EUR	5,750	5,782
Swiss Life Finance I AG	3.750%	3/24/2035	EUR	2,000	2,335
Swisscom Finance BV	3.500%	11/29/2031	EUR	9,500	11,184

Total International Bond II Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
Swisscom Finance BV	3.625%	11/29/2036	EUR	8,000	9,189
Swisscom Finance BV	3.875%	5/29/2044	EUR	2,500	2,754
Tyco Electronics Group SA	2.500%	5/6/2028	EUR	8,000	9,276
Tyco Electronics Group SA	0.000%	2/16/2029	EUR	2,756	2,955
Tyco Electronics Group SA	3.250%	1/31/2033	EUR	4,223	4,818
UBS AG	0.250%	9/1/2028	EUR	10,000	10,970
UBS AG	0.500%	3/31/2031	EUR	13,200	13,532
UBS Group AG	2.250%	6/9/2028	GBP	8,521	11,257
UBS Group AG	0.250%	11/5/2028	EUR	10,959	12,309
UBS Group AG	0.650%	9/10/2029	EUR	7,241	7,770
UBS Group AG	2.125%	11/15/2029	GBP	500	631
UBS Group AG	3.125%	6/15/2030	EUR	15,000	17,421
UBS Group AG	4.375%	1/11/2031	EUR	4,000	4,830
UBS Group AG	0.875%	11/3/2031	EUR	12,176	12,366
UBS Group AG	4.750%	3/17/2032	EUR	13,000	16,026
UBS Group AG	2.875%	4/2/2032	EUR	23,000	26,061
UBS Group AG	0.625%	1/18/2033	EUR	22,900	21,913
UBS Group AG	0.625%	2/24/2033	EUR	3,000	2,861
UBS Group AG	4.125%	6/9/2033	EUR	12,000	14,353
UBS Group AG	7.375%	9/7/2033	GBP	4,500	6,673
UBS Group AG	3.250%	2/12/2034	EUR	18,000	20,369
UBS Group AG	3.757%	8/11/2036	EUR	27,000	31,034
UBS Switzerland AG	3.146%	6/21/2031	EUR	11,000	12,805
Zuercher Kantonalbank	0.300%	1/25/2028	CHF	10,000	12,745
Zuercher Kantonalbank	0.100%	3/31/2031	CHF	5,000	6,203
Zuercher Kantonalbank	0.000%	1/21/2033	CHF	3,000	3,624
Zurich Finance Ireland Designated Activity Co.	1.625%	6/17/2039	EUR	7,369	6,634
Zurich Finance Ireland Designated Activity Co.	5.125%	11/23/2052	GBP	5,000	6,542
					1,640,008
United Arab Emirates (0.0%)
DP World Ltd.	4.250%	9/25/2030	GBP	1,004	1,304
Emirates NBD Bank PJSC	4.750%	2/9/2028	AUD	1,530	1,079
Emirates NBD Bank PJSC	3.050%	2/26/2030	AUD	1,130	728
Emirates Telecommunications Group Co. PJSC	0.375%	5/17/2028	EUR	2,265	2,506
MDGH GMTN RSC Ltd.	1.000%	3/10/2034	EUR	2,000	1,850
					7,467
United Kingdom (1.9%)
3i Group plc	5.750%	12/3/2032	GBP	2,439	3,347
3i Group plc	3.750%	6/5/2040	GBP	1,300	1,341
AA Bond Co. Ltd.	8.450%	1/31/2028	GBP	4,000	5,660
AA Bond Co. Ltd.	3.250%	7/31/2028	GBP	500	642
Accent Capital plc	2.625%	7/18/2049	GBP	2,000	1,459
Affinity Sutton Capital Markets plc	5.981%	9/17/2038	GBP	1,000	1,333
Affinity Sutton Capital Markets plc	4.250%	10/8/2042	GBP	777	822
Affinity Water Finance plc	4.500%	3/31/2036	GBP	2,231	2,644
Affordable Housing Finance plc	3.800%	5/20/2042	GBP	2,457	2,627
Affordable Housing Finance plc	2.893%	8/11/2043	GBP	1,307	1,199
Amplius Living	5.125%	8/2/2038	GBP	912	1,115
Amplius Living	3.250%	5/15/2043	GBP	2,603	2,340
Anchor Hanover Group	2.000%	7/21/2051	GBP	4,491	2,692
Anglian Water Services Financing plc	2.625%	6/15/2027	GBP	14,425	19,055
Anglian Water Services Financing plc	4.500%	10/5/2027	GBP	1,360	1,824
Anglian Water Services Financing plc	4.525%	8/26/2032	CAD	1,500	1,073
Anglian Water Services Financing plc	6.000%	6/20/2039	GBP	10,561	13,265
Anglian Water Services Financing plc	5.750%	6/7/2043	GBP	2,500	2,932
Artesian Finance II plc	6.000%	9/30/2033	GBP	1,495	2,034
Aspire Defence Finance plc	4.674%	3/31/2040	GBP	2,606	3,264
Aspire Defence Finance plc	4.674%	3/31/2040	GBP	1,232	1,544
Assura Financing plc	1.625%	6/30/2033	GBP	4,100	4,170
Aster Treasury plc	1.405%	1/27/2036	GBP	2,000	1,816
Aster Treasury plc	4.500%	12/18/2043	GBP	3,319	3,606
Astrazeneca Finance LLC	3.121%	8/5/2030	EUR	5,200	6,069
AstraZeneca plc	0.375%	6/3/2029	EUR	17,500	18,908
AstraZeneca plc	5.750%	11/13/2031	GBP	1,956	2,768
Aviva plc	1.875%	11/13/2027	EUR	4,906	5,660
Aviva plc	4.000%	10/2/2030	CAD	1,537	1,115
Aviva plc	4.000%	6/5/2032	GBP	1,000	1,232
Aviva plc	4.375%	9/12/2049	GBP	1,453	1,891
Aviva plc	6.875%	11/27/2053	GBP	2,300	3,233

Total International Bond II Index Fund
		Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
	Aviva plc	6.125%	9/12/2054	GBP	12,400	16,645
	Aviva plc	4.000%	6/3/2055	GBP	1,600	1,813
	Aviva plc	4.625%	8/28/2056	EUR	10,000	11,803
	Aviva plc	6.875%	5/20/2058	GBP	2,623	3,542
	Babcock International Group plc	1.375%	9/13/2027	EUR	217	249
	Barclays plc	4.000%	6/26/2029	AUD	1,000	684
	Barclays plc	0.577%	8/9/2029	EUR	16,052	17,704
	Barclays plc	6.369%	1/31/2031	GBP	8,000	11,181
	Barclays plc	3.543%	8/14/2031	EUR	8,000	9,337
	Barclays plc	1.106%	5/12/2032	EUR	5,552	5,729
	Barclays plc	5.746%	7/31/2032	GBP	9,000	12,257
	Barclays plc	8.407%	11/14/2032	GBP	7,500	10,617
	Barclays plc	3.250%	1/17/2033	GBP	5,100	5,937
	Barclays plc	4.506%	1/31/2033	EUR	17,000	20,565
	Barclays plc	5.262%	1/29/2034	EUR	15,000	18,863
	Barclays plc	5.851%	3/21/2035	GBP	7,000	9,404
	Barclays plc	4.347%	5/8/2035	EUR	12,000	14,273
	Barclays plc	6.158%	5/28/2035	AUD	2,910	2,080
	Barclays plc	4.973%	5/31/2036	EUR	13,000	15,739
	Barclays plc	4.616%	3/26/2037	EUR	10,000	11,888
	BAT International Finance plc	2.250%	6/26/2028	GBP	13,500	17,256
	BAT International Finance plc	2.250%	1/16/2030	EUR	8,823	9,893
	BAT International Finance plc	4.125%	4/12/2032	EUR	9,500	11,267
	BAT International Finance plc	6.000%	11/24/2034	GBP	2,313	3,140
	BAT International Finance plc	5.750%	7/5/2040	GBP	1,414	1,779
	BAT International Finance plc	2.000%	3/13/2045	EUR	440	344
	BAT International Finance plc	2.250%	9/9/2052	GBP	5,000	3,048
	BAT Netherlands Finance BV	3.125%	4/7/2028	EUR	8,923	10,460
	BAT Netherlands Finance BV	5.375%	2/16/2031	EUR	2,000	2,513
	Bazalgette Finance plc	2.375%	11/29/2027	GBP	1,392	1,809
	Beyond Housing Ltd.	2.125%	5/17/2051	GBP	1,981	1,233
	Blend Funding plc	5.260%	6/11/2032	GBP	3,683	4,963
	Blend Funding plc	3.459%	9/21/2047	GBP	9,500	8,367
	Blend Funding plc	2.922%	4/5/2054	GBP	5,071	3,724
	BPHA Finance plc	4.816%	4/11/2044	GBP	987	1,114
	British American Tobacco plc	3.750%	Perpetual	EUR	9,800	11,279
	British Land Co. plc	2.375%	9/14/2029	GBP	913	1,131
	British Telecommunications plc	1.500%	6/23/2027	EUR	10,113	11,672
	British Telecommunications plc	5.750%	12/7/2028	GBP	474	654
	British Telecommunications plc	1.125%	9/12/2029	EUR	3,000	3,282
	British Telecommunications plc	3.125%	11/21/2031	GBP	800	977
	British Telecommunications plc	4.250%	1/6/2033	EUR	8,000	9,625
	British Telecommunications plc	3.875%	1/20/2034	EUR	10,000	11,693
	British Telecommunications plc	6.375%	6/23/2037	GBP	5,085	6,999
	British Telecommunications plc	5.750%	2/13/2041	GBP	2,000	2,512
	British Telecommunications plc	5.625%	12/3/2041	GBP	3,000	3,709
[3]	Broadgate Financing plc	4.999%	10/5/2031	GBP	2,409	3,215
	Bromford Flagship Livewest Ltd.	3.125%	5/3/2048	GBP	957	801
	BUPA Finance plc	6.625%	11/18/2045	GBP	3,600	4,644
	Cadent Finance plc	2.125%	9/22/2028	GBP	5,323	6,751
	Cadent Finance plc	0.750%	3/11/2032	EUR	857	848
	Cadent Finance plc	3.750%	4/16/2033	EUR	7,000	8,112
	Cadent Finance plc	2.250%	10/10/2035	GBP	8,078	7,989
	Cadent Finance plc	2.625%	9/22/2038	GBP	1,990	1,824
	Cadent Finance plc	3.125%	3/21/2040	GBP	3,553	3,314
	Cadent Finance plc	2.750%	9/22/2046	GBP	502	380
[3]	Canary Wharf Finance II plc	5.952%	1/22/2035	GBP	338	468
	Cardiff University	3.000%	12/7/2055	GBP	1,004	760
	CCEP Finance Ireland DAC	0.500%	9/6/2029	EUR	4,062	4,358
	CCEP Finance Ireland DAC	0.875%	5/6/2033	EUR	22,276	21,721
	CCEP Finance Ireland DAC	1.500%	5/6/2041	EUR	5,296	4,378
	Centrica plc	4.375%	3/13/2029	GBP	3,324	4,435
	Centrica plc	7.000%	9/19/2033	GBP	2,455	3,565
	Centrica plc	4.250%	9/12/2044	GBP	6,567	6,594
	Chancellor Masters & Scholars of The University of Cambridge	3.750%	10/17/2052	GBP	406	385
	Chancellor Masters & Scholars of The University of Cambridge	2.350%	6/27/2078	GBP	1,452	847
	Channel Link Enterprises Finance plc	3.043%	6/30/2050	GBP	3,336	4,201
	Church Commissioners for England	3.625%	7/14/2052	GBP	2,000	1,811
	Circle Anglia Social Housing plc	7.250%	11/12/2038	GBP	2,390	3,538
	Circle Anglia Social Housing plc	5.200%	3/2/2044	GBP	1,000	1,173

Total International Bond II Index Fund
		Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
	Citizen Treasury plc	3.250%	10/20/2048	GBP	4,322	3,559
	CK Hutchison Europe Finance 18 Ltd.	2.000%	4/13/2030	EUR	200	222
	CK Hutchison Europe Finance 21 Ltd.	0.750%	11/2/2029	EUR	3,200	3,428
	CK Hutchison Europe Finance 21 Ltd.	1.000%	11/2/2033	EUR	3,100	2,980
	CK Hutchison Finance 16 Ltd.	2.000%	4/6/2028	EUR	100	115
	CK Hutchison Group Telecom Finance SA	2.000%	10/17/2027	GBP	5,457	7,088
	CK Hutchison Group Telecom Finance SA	1.125%	10/17/2028	EUR	100	111
	CK Hutchison Group Telecom Finance SA	1.500%	10/17/2031	EUR	7,867	8,186
	CK Hutchison Group Telecom Finance SA	2.625%	10/17/2034	GBP	1,591	1,627
	Clarion Funding plc	2.625%	1/18/2029	GBP	802	1,020
	Clarion Funding plc	1.250%	11/13/2032	GBP	2,900	3,032
	Clarion Funding plc	1.875%	1/22/2035	GBP	3,000	2,973
	Clarion Funding plc	5.375%	5/30/2057	GBP	1,191	1,359
	Close Brothers Finance plc	1.625%	12/3/2030	GBP	5,000	5,675
	Coca-Cola Europacific Partners plc	1.750%	5/26/2028	EUR	2,547	2,909
	Coca-Cola Europacific Partners plc	0.200%	12/2/2028	EUR	6,684	7,267
	Coca-Cola Europacific Partners plc	1.875%	3/18/2030	EUR	2,500	2,775
	Coca-Cola Europacific Partners plc	0.700%	9/12/2031	EUR	4,136	4,192
	Compass Group Finance Netherlands BV	1.500%	9/5/2028	EUR	4,000	4,529
	Compass Group plc	2.625%	1/15/2029	EUR	7,000	8,098
	Compass Group plc	2.000%	7/3/2029	GBP	3,072	3,850
	Compass Group plc	3.250%	2/6/2031	EUR	15,000	17,460
	Compass Group plc	3.500%	1/15/2035	EUR	7,000	8,017
[3]	Connect Plus M25 Issuer plc	2.607%	3/31/2039	GBP	968	1,063
	Coventry Building Society	2.000%	12/20/2030	GBP	2,062	2,419
	CPUK Finance Ltd.	5.876%	8/28/2027	GBP	1,000	1,369
[3,6]	CTRL Section 1 Finance plc	5.234%	5/2/2035	GBP	100	135
	Dali Capital plc	4.799%	12/21/2037	GBP	200	238
	Derby Healthcare plc	5.564%	6/30/2041	GBP	1,453	1,889
	Derwent London plc	1.875%	11/17/2031	GBP	1,400	1,570
	Diageo Capital BV	0.125%	9/28/2028	EUR	700	765
	Diageo Finance plc	2.875%	3/27/2029	GBP	5,000	6,451
	Diageo Finance plc	2.500%	3/27/2032	EUR	8,569	9,493
	Diageo Finance plc	1.250%	3/28/2033	GBP	2,459	2,626
	Diageo Finance plc	3.375%	8/30/2035	EUR	5,000	5,632
	Diageo Finance plc	2.750%	6/8/2038	GBP	11,000	10,881
	DS Smith plc	4.500%	7/27/2030	EUR	5,000	6,036
	DWR Cymru Financing UK plc	6.015%	3/31/2028	GBP	125	172
	DWR Cymru Financing UK plc	1.375%	3/31/2033	GBP	5,500	5,603
	DWR Cymru Financing UK plc	2.375%	3/31/2034	GBP	5,182	5,238
	DWR Cymru Financing UK plc	2.500%	3/31/2036	GBP	1,217	1,195
	Eastern Power Networks plc	2.125%	11/25/2033	GBP	1,500	1,611
	Eastern Power Networks plc	1.875%	6/1/2035	GBP	2,000	1,981
	Eastern Power Networks plc	6.250%	11/12/2036	GBP	6,000	8,321
	Eastern Power Networks plc	5.375%	10/2/2039	GBP	5,000	6,272
	easyJet FinCo BV	1.875%	3/3/2028	EUR	7,000	7,986
	easyJet plc	3.750%	3/20/2031	EUR	6,000	7,001
	EMH Treasury plc	4.500%	1/29/2044	GBP	449	488
[3]	Eversholt Funding plc	6.697%	2/22/2035	GBP	581	829
[3]	Eversholt Funding plc	3.529%	8/7/2042	GBP	6,635	7,249
	Flagship Finance plc	1.875%	7/14/2061	GBP	1,254	626
	Futures Treasury plc	3.375%	2/8/2044	GBP	1,306	1,204
	Gatwick Funding Ltd.	2.500%	4/15/2030	GBP	6,200	7,606
	Gatwick Funding Ltd.	3.625%	10/16/2033	EUR	6,000	6,890
	Gatwick Funding Ltd.	3.875%	6/24/2035	EUR	12,000	13,738
	Gatwick Funding Ltd.	5.750%	1/23/2037	GBP	4,052	5,260
	Gatwick Funding Ltd.	3.125%	9/28/2039	GBP	2,141	2,035
	Gatwick Funding Ltd.	3.250%	2/26/2048	GBP	2,100	1,702
	Genfinance II plc	6.064%	12/21/2039	GBP	2,863	3,756
	GlaxoSmithKline Capital plc	3.375%	12/20/2027	GBP	1,860	2,477
	GlaxoSmithKline Capital plc	1.250%	10/12/2028	GBP	12,276	15,333
	GlaxoSmithKline Capital plc	1.375%	9/12/2029	EUR	7,000	7,753
	GlaxoSmithKline Capital plc	1.750%	5/21/2030	EUR	7,302	8,073
	GlaxoSmithKline Capital plc	5.250%	12/19/2033	GBP	1,579	2,163
	GlaxoSmithKline Capital plc	1.625%	5/12/2035	GBP	15,189	15,001
	GlaxoSmithKline Capital plc	6.375%	3/9/2039	GBP	567	796
	GlaxoSmithKline Capital plc	5.250%	4/10/2042	GBP	2,116	2,619
	GlaxoSmithKline Capital plc	4.250%	12/18/2045	GBP	3,217	3,397
	Global Switch Finance BV	1.375%	10/7/2030	EUR	2,800	3,035
	Global Switch Holdings Ltd.	2.250%	5/31/2027	EUR	100	116

Total International Bond II Index Fund
		Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
	Grainger plc	3.000%	7/3/2030	GBP	900	1,104
	Great Places Housing Group Ltd.	4.750%	10/22/2042	GBP	2,955	3,310
[3]	Great Rolling Stock Co. plc	6.875%	7/27/2035	GBP	112	158
	Greene King Finance plc	5.318%	9/15/2031	GBP	149	201
	GSK Capital BV	3.125%	11/28/2032	EUR	14,000	16,104
	Guinness Partnership Ltd.	4.000%	10/24/2044	GBP	2,242	2,241
	Guinness Partnership Ltd.	2.000%	4/22/2055	GBP	100	56
	Hammerson Ireland Finance DAC	1.750%	6/3/2027	EUR	2,686	3,095
	Hammerson plc	5.875%	10/8/2036	GBP	3,400	4,422
	Heathrow Funding Ltd.	2.694%	10/13/2027	CAD	8,232	5,996
	Heathrow Funding Ltd.	2.625%	3/16/2028	GBP	8,000	10,306
	Heathrow Funding Ltd.	2.750%	10/13/2029	GBP	2,457	3,063
	Heathrow Funding Ltd.	1.500%	2/11/2030	EUR	10,504	11,399
	Heathrow Funding Ltd.	1.125%	10/8/2030	EUR	19,400	20,437
	Heathrow Funding Ltd.	3.661%	1/13/2031	CAD	5,330	3,861
	Heathrow Funding Ltd.	6.450%	12/10/2031	GBP	1,527	2,158
	Heathrow Funding Ltd.	3.726%	4/13/2033	CAD	3,893	2,758
	Heathrow Funding Ltd.	1.875%	3/14/2034	EUR	1,696	1,697
	Heathrow Funding Ltd.	4.900%	8/6/2037	CAD	6,100	4,524
	Heathrow Funding Ltd.	5.875%	5/13/2041	GBP	7,731	9,726
	Heathrow Funding Ltd.	4.625%	10/31/2046	GBP	1,228	1,278
	Heathrow Funding Ltd.	2.750%	8/9/2049	GBP	429	311
	Hexagon Housing Association Ltd.	3.625%	4/22/2048	GBP	900	774
	High Speed Rail Finance 1 plc	4.375%	11/1/2038	GBP	3,324	4,072
	Home Group Ltd.	3.125%	3/27/2043	GBP	1,004	895
[3]	Housing & Care 21	3.288%	11/8/2049	GBP	2,264	1,909
	HSBC Bank Capital Funding Sterling 1 LP	5.844%	Perpetual	GBP	62	86
	HSBC Bank plc	4.750%	3/24/2046	GBP	1,200	1,312
	HSBC Holdings plc	3.000%	7/22/2028	GBP	19,044	25,289
	HSBC Holdings plc	2.625%	8/16/2028	GBP	1,510	1,948
	HSBC Holdings plc	0.641%	9/24/2029	EUR	6,062	6,668
	HSBC Holdings plc	3.000%	5/29/2030	GBP	4,815	6,129
	HSBC Holdings plc	3.445%	9/25/2030	EUR	7,000	8,194
	HSBC Holdings plc	6.800%	9/14/2031	GBP	5,000	7,152
	HSBC Holdings plc	4.787%	3/10/2032	EUR	22,000	27,104
	HSBC Holdings plc	5.290%	9/16/2032	GBP	7,000	9,403
	HSBC Holdings plc	6.364%	11/16/2032	EUR	17,000	20,719
	HSBC Holdings plc	4.856%	5/23/2033	EUR	23,000	28,453
	HSBC Holdings plc	3.911%	5/13/2034	EUR	10,000	11,703
	HSBC Holdings plc	8.201%	11/16/2034	GBP	8,500	12,409
	HSBC Holdings plc	3.834%	9/25/2035	EUR	7,200	8,356
	HSBC Holdings plc	7.000%	4/7/2038	GBP	5,950	8,442
	HSBC Holdings plc	6.000%	3/29/2040	GBP	3,752	4,858
	Hyde Housing Association Ltd.	5.125%	7/23/2040	GBP	54	66
	Hyde Housing Association Ltd.	1.750%	8/18/2055	GBP	4,920	2,528
	ICG plc	2.500%	1/28/2030	EUR	1,762	1,936
	IDS Financing plc	4.000%	10/1/2032	EUR	12,000	13,611
	IG Group Holdings plc	3.125%	11/18/2028	GBP	2,000	2,556
	IHG Finance LLC	3.375%	9/10/2030	EUR	7,000	8,093
	IHG Finance LLC	3.625%	9/27/2031	EUR	10,000	11,590
	Imperial Brands Finance Netherlands BV	5.250%	2/15/2031	EUR	11,700	14,575
	Imperial Brands Finance Netherlands BV	1.750%	3/18/2033	EUR	10,947	11,043
	Imperial Brands Finance plc	4.875%	6/7/2032	GBP	3,730	4,836
	Imperial Brands Finance plc	3.875%	8/2/2033	EUR	6,000	6,868
	Imperial Brands Finance plc	3.875%	2/12/2034	EUR	7,000	7,969
	Inchcape plc	6.500%	6/9/2028	GBP	4,000	5,534
	Incommunities Treasury plc	3.250%	3/21/2049	GBP	2,499	2,011
	Informa plc	1.250%	4/22/2028	EUR	5,000	5,624
	Informa plc	3.250%	10/23/2030	EUR	3,000	3,452
	Informa plc	3.375%	6/9/2031	EUR	1,000	1,150
	ITV plc	4.250%	6/19/2032	EUR	5,000	5,890
	J Sainsbury plc	5.625%	1/29/2035	GBP	3,000	3,982
	Jigsaw Funding plc	3.375%	5/5/2052	GBP	1,087	894
	Just Group plc	6.875%	3/30/2035	GBP	1,900	2,564
	Juturna European Loan Conduit No. 16 plc	5.064%	8/10/2033	GBP	1,508	2,036
	Karbon Homes Ltd.	3.375%	11/15/2047	GBP	2,685	2,331
	Land Securities Capital Markets plc	2.399%	2/8/2029	GBP	2,400	3,032
	Land Securities Capital Markets plc	4.750%	9/18/2031	GBP	1,500	1,986
	Land Securities Capital Markets plc	2.625%	9/22/2037	GBP	1,996	1,972
	Land Securities Capital Markets plc	2.750%	9/22/2057	GBP	1,787	1,220

Total International Bond II Index Fund
		Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
	Leeds Building Society	1.375%	10/6/2027	GBP	7,606	9,831
	Legal & General Finance plc	5.875%	12/11/2031	GBP	3,413	4,777
	Legal & General Group plc	5.125%	11/14/2048	GBP	2,452	3,294
	Legal & General Group plc	4.500%	11/1/2050	GBP	4,400	5,680
	Legal & General Group plc	6.625%	4/1/2055	GBP	3,500	4,791
	Legal & General Group plc	4.375%	9/4/2055	EUR	2,500	2,874
	LiveWest Treasury plc	1.875%	2/18/2056	GBP	1,100	594
	Lloyds Bank Corporate Markets plc	4.125%	5/30/2027	EUR	5,000	5,939
	Lloyds Bank plc	6.000%	2/8/2029	GBP	5,072	7,119
	Lloyds Bank plc	0.125%	9/23/2029	EUR	19,550	20,804
	Lloyds Banking Group plc	4.250%	11/22/2027	AUD	2,440	1,724
	Lloyds Banking Group plc	3.125%	8/24/2030	EUR	8,500	9,880
	Lloyds Banking Group plc	4.750%	9/21/2031	EUR	5,000	6,140
	Lloyds Banking Group plc	5.250%	10/16/2031	GBP	8,000	10,819
	Lloyds Banking Group plc	4.000%	5/9/2035	EUR	10,000	11,737
	Lloyds Banking Group plc	2.707%	12/3/2035	GBP	13,455	16,028
	Lloyds Banking Group plc	3.625%	3/4/2036	EUR	13,000	14,934
	London & Quadrant Housing Trust	2.625%	2/28/2028	GBP	2,028	2,627
	London & Quadrant Housing Trust	2.250%	7/20/2029	GBP	3,200	3,948
	London & Quadrant Housing Trust	2.125%	3/31/2032	GBP	2,800	3,138
	London & Quadrant Housing Trust	4.625%	12/5/2033	GBP	100	126
	London & Quadrant Housing Trust	5.500%	1/27/2040	GBP	400	501
	London & Quadrant Housing Trust	5.486%	6/15/2042	GBP	2,500	3,055
	London & Quadrant Housing Trust	3.750%	10/27/2049	GBP	1,815	1,618
	London & Quadrant Housing Trust	3.125%	2/28/2053	GBP	868	670
	London Power Networks plc	6.125%	6/7/2027	GBP	238	328
	London Power Networks plc	2.625%	3/1/2029	GBP	1,500	1,912
	London Stock Exchange Group plc	1.750%	12/6/2027	EUR	6,502	7,465
	London Stock Exchange Group plc	1.625%	4/6/2030	GBP	3,000	3,612
	Lseg Netherlands BV	4.231%	9/29/2030	EUR	4,000	4,834
	Lseg Netherlands BV	0.750%	4/6/2033	EUR	6,062	5,810
	M&G plc	5.625%	10/20/2051	GBP	4,796	6,372
	M&G plc	5.560%	7/20/2055	GBP	4,523	5,673
	M&G plc	6.340%	12/19/2063	GBP	2,590	3,196
	M&G plc	6.250%	10/20/2068	GBP	2,100	2,478
	Manchester Airport Group Funding plc	4.750%	3/31/2034	GBP	10,004	12,852
	Manchester Airport Group Funding plc	6.125%	9/30/2041	GBP	1,577	2,068
	Manchester Airport Group Funding plc	2.875%	9/30/2044	GBP	1,906	1,563
	Martlet Homes Ltd.	3.000%	5/9/2052	GBP	2,635	1,980
[3]	Meadowhall Finance plc	4.986%	1/12/2032	GBP	307	406
[3,7]	Merseylink Issuer plc	3.842%	3/31/2043	GBP	100	113
[3]	Metropolitan Funding plc	4.125%	4/5/2048	GBP	1,004	977
	Metropolitan Housing Trust Ltd.	1.875%	7/28/2036	GBP	600	555
	Moat Homes Finance plc	5.000%	9/23/2041	GBP	1,035	1,231
	Morhomes plc	3.400%	2/19/2038	GBP	913	943
	Motability Operations Group plc	0.125%	7/20/2028	EUR	11,556	12,679
	Motability Operations Group plc	1.750%	7/3/2029	GBP	4,806	5,915
	Motability Operations Group plc	3.625%	7/24/2029	EUR	10,000	11,808
	Motability Operations Group plc	5.625%	11/29/2030	GBP	1,004	1,396
	Motability Operations Group plc	3.500%	7/17/2031	EUR	5,000	5,837
	Motability Operations Group plc	2.375%	3/14/2032	GBP	582	673
	Motability Operations Group plc	3.875%	1/24/2034	EUR	4,000	4,638
	Motability Operations Group plc	3.625%	3/10/2036	GBP	4,400	4,977
	Motability Operations Group plc	2.375%	7/3/2039	GBP	7,000	6,261
	Motability Operations Group plc	1.500%	1/20/2041	GBP	5,000	3,682
	Motability Operations Group plc	2.125%	1/18/2042	GBP	5,365	4,231
	Motability Operations Group plc	4.875%	1/17/2043	GBP	5,000	5,665
	Motability Operations Group plc	5.750%	9/11/2048	GBP	2,200	2,674
	Motability Operations Group plc	5.750%	6/17/2051	GBP	2,500	3,013
	Motability Operations Group plc	5.625%	1/24/2054	GBP	1,000	1,173
	Myriad Capital plc	4.750%	12/20/2043	GBP	500	554
	National Gas Transmission plc	4.250%	4/5/2030	EUR	6,900	8,292
	National Gas Transmission plc	1.125%	1/14/2033	GBP	3,375	3,475
	National Grid Electricity Distribution East Midlands plc	3.530%	9/20/2028	EUR	2,000	2,362
	National Grid Electricity Distribution East Midlands plc	1.750%	9/9/2031	GBP	1,000	1,134
	National Grid Electricity Distribution East Midlands plc	3.949%	9/20/2032	EUR	5,900	7,021
	National Grid Electricity Distribution South Wales plc	1.625%	10/7/2035	GBP	5,486	5,162
	National Grid Electricity Distribution South Wales plc	5.750%	3/23/2040	GBP	1,100	1,389
	National Grid Electricity Distribution South West plc	5.750%	3/23/2040	GBP	850	1,071
	National Grid Electricity Distribution South West plc	5.818%	7/31/2041	GBP	6,000	7,611

Total International Bond II Index Fund
		Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
	National Grid Electricity Transmission plc	2.301%	6/22/2029	CAD	2,764	1,950
	National Grid Electricity Transmission plc	5.221%	9/16/2031	CAD	2,700	2,080
	National Grid Electricity Transmission plc	0.823%	7/7/2032	EUR	3,200	3,158
	National Grid Electricity Transmission plc	2.000%	9/16/2038	GBP	2,818	2,436
	National Grid Electricity Transmission plc	0.872%	11/26/2040	EUR	1,600	1,207
	National Grid plc	0.163%	1/20/2028	EUR	13,000	14,482
	National Grid plc	0.553%	9/18/2029	EUR	6,607	7,062
	National Grid plc	2.949%	3/30/2030	EUR	6,300	7,262
	National Grid plc	0.750%	9/1/2033	EUR	1,100	1,036
	National Grid plc	3.245%	3/30/2034	EUR	3,000	3,351
	National Grid plc	4.275%	1/16/2035	EUR	10,900	13,014
	Nationwide Building Society	3.250%	1/20/2028	GBP	7,493	9,893
	Nationwide Building Society	3.625%	3/15/2028	EUR	12,500	14,838
	Nationwide Building Society	0.250%	9/14/2028	EUR	6,194	6,790
	Nationwide Building Society	2.250%	6/25/2029	EUR	2,457	2,818
	Nationwide Building Society	3.250%	9/5/2029	EUR	5,000	5,851
	Nationwide Building Society	3.000%	3/3/2030	EUR	10,000	11,569
	Nationwide Building Society	1.375%	6/29/2032	EUR	7,821	8,218
	Nationwide Building Society	3.828%	7/24/2032	EUR	20,000	23,603
	Nationwide Building Society	2.875%	9/16/2032	EUR	4,600	5,262
	Nationwide Building Society	5.167%	12/12/2033	GBP	10,000	13,189
	Nationwide Building Society	3.309%	5/2/2034	EUR	4,338	5,058
	NatWest Group plc	2.057%	11/9/2028	GBP	2,800	3,643
	NatWest Group plc	3.619%	3/29/2029	GBP	9,400	12,428
	NatWest Group plc	0.670%	9/14/2029	EUR	17,400	19,183
	NatWest Group plc	3.673%	8/5/2031	EUR	10,000	11,792
	NatWest Group plc	3.575%	9/12/2032	EUR	10,000	11,686
	NatWest Group plc	1.043%	9/14/2032	EUR	10,000	11,403
	NatWest Group plc	7.416%	6/6/2033	GBP	4,000	5,610
	NatWest Group plc	5.763%	2/28/2034	EUR	10,000	12,280
	NatWest Markets plc	6.375%	11/8/2027	GBP	3,200	4,432
	NatWest Markets plc	5.899%	8/23/2028	AUD	14,320	10,390
	NatWest Markets plc	3.625%	1/9/2029	EUR	10,600	12,567
	NatWest Markets plc	3.125%	1/10/2030	EUR	10,000	11,635
[6]	Network Rail Infrastructure Finance plc	4.375%	12/9/2030	GBP	4,367	5,868
[6]	Network Rail Infrastructure Finance plc	4.750%	11/29/2035	GBP	2,046	2,692
	NewRiver REIT plc	3.500%	3/7/2028	GBP	913	1,191
	Next Group plc	3.625%	5/18/2028	GBP	3,459	4,571
	NIE Finance plc	5.875%	12/1/2032	GBP	2,000	2,758
	Northern Gas Networks Finance plc	4.875%	6/30/2027	GBP	59	80
	Northern Gas Networks Finance plc	4.875%	11/15/2035	GBP	1,465	1,809
	Northern Powergrid Northeast plc	3.250%	4/1/2052	GBP	500	410
	Northern Powergrid Yorkshire plc	5.125%	5/4/2035	GBP	742	958
	Northern Powergrid Yorkshire plc	5.875%	11/4/2055	GBP	8,000	9,907
	Northern Powergrid Yorkshire plc	2.250%	10/9/2059	GBP	922	531
	Northumbrian Water Finance plc	2.375%	10/5/2027	GBP	100	131
	Northumbrian Water Finance plc	5.625%	4/29/2033	GBP	1,266	1,682
	Northumbrian Water Finance plc	6.375%	10/28/2034	GBP	6,000	8,273
	Northumbrian Water Finance plc	5.125%	1/23/2042	GBP	264	299
	Notting Hill Genesis	3.750%	12/20/2032	GBP	2,637	3,192
	Notting Hill Genesis	2.000%	6/3/2036	GBP	319	299
	Notting Hill Genesis	5.250%	7/7/2042	GBP	777	912
	Notting Hill Genesis	3.250%	10/12/2048	GBP	100	82
	Notting Hill Genesis	4.375%	2/20/2054	GBP	2,142	2,044
	Onward Homes Ltd.	2.125%	3/25/2053	GBP	2,000	1,205
	Optivo Finance plc	2.857%	10/7/2035	GBP	2,500	2,619
	Optivo Finance plc	5.250%	3/13/2043	GBP	4,050	4,781
	Orbit Capital plc	2.000%	11/24/2038	GBP	1,500	1,304
	Orbit Capital plc	3.500%	3/24/2045	GBP	1,090	1,004
	Orbit Capital plc	3.375%	6/14/2048	GBP	126	107
	Paradigm Homes Charitable Housing Association Ltd.	2.250%	5/20/2051	GBP	2,923	1,904
	Paragon Treasury plc	2.000%	5/7/2036	GBP	2,091	1,964
[3]	Paragon Treasury plc	3.625%	1/21/2047	GBP	1,004	916
	Peabody Capital No. 2 plc	2.750%	3/2/2034	GBP	1,000	1,094
	Peabody Capital No. 2 plc	4.625%	12/12/2053	GBP	1,700	1,705
	Peabody Capital plc	5.250%	3/17/2043	GBP	2,750	3,260
	Peabody Trust	3.125%	10/31/2047	GBP	1,491	1,211
	Pearson Funding plc	3.750%	6/4/2030	GBP	1,293	1,650
	Pearson Funding plc	5.375%	9/12/2034	GBP	2,000	2,567
[3]	Penarian Housing Finance plc	3.212%	6/7/2052	GBP	777	660

Total International Bond II Index Fund
		Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
	Pension Insurance Corp. plc	5.625%	9/20/2030	GBP	5,680	7,595
	Pension Insurance Corp. plc	4.625%	5/7/2031	GBP	2,000	2,545
	Pension Insurance Corp. plc	8.000%	11/13/2033	GBP	2,300	3,336
	Places For People Treasury plc	5.375%	3/5/2032	GBP	1,719	2,291
	Places For People Treasury plc	6.250%	12/6/2041	GBP	2,900	3,774
	Platform HG Financing plc	1.625%	8/10/2055	GBP	2,452	1,232
	PRS Finance plc	2.000%	1/23/2029	GBP	8,666	10,978
	Quadgas Finance plc	3.375%	9/17/2029	GBP	2,321	2,926
	Reckitt Benckiser Treasury Services Nederland BV	0.750%	5/19/2030	EUR	8,404	8,917
	Reckitt Benckiser Treasury Services plc	1.750%	5/19/2032	GBP	2,141	2,395
	Reckitt Benckiser Treasury Services plc	3.875%	9/14/2033	EUR	5,000	5,933
	Reckitt Benckiser Treasury Services plc	3.500%	9/10/2034	EUR	10,000	11,441
	Reckitt Benckiser Treasury Services plc	5.625%	12/14/2038	GBP	2,000	2,624
	RELX Finance BV	0.500%	3/10/2028	EUR	9,369	10,480
	RELX Finance BV	3.750%	6/12/2031	EUR	4,333	5,133
	RELX Finance BV	0.875%	3/10/2032	EUR	1,892	1,896
	RELX Finance BV	3.375%	3/20/2033	EUR	2,500	2,865
	Rentokil Initial Finance BV	3.875%	6/27/2027	EUR	7,500	8,861
	Rentokil Initial Finance BV	4.375%	6/27/2030	EUR	3,000	3,632
	Rio Tinto Finance plc	4.000%	12/11/2029	GBP	400	526
	Riverside Finance plc	3.875%	12/5/2044	GBP	1,093	1,045
	RL Finance Bonds No. 4 plc	4.875%	10/7/2049	GBP	5,829	6,383
[3]	RMPA Services plc	5.337%	9/30/2038	GBP	1,691	2,277
	Rolls-Royce plc	1.625%	5/9/2028	EUR	5,000	5,694
	Rothesay Life plc	7.734%	5/16/2033	GBP	7,700	11,158
	Rothesay Life plc	7.019%	12/10/2034	GBP	12,000	16,679
	Sage Group plc	1.625%	2/25/2031	GBP	5,392	6,136
	Saltaire Finance plc	1.527%	11/23/2051	GBP	1,000	567
	Sanctuary Capital plc	6.697%	3/23/2039	GBP	3,048	4,331
	Sanctuary Capital plc	5.000%	4/26/2047	GBP	2,057	2,317
	Sanctuary Capital plc	2.375%	4/14/2050	GBP	5,452	3,687
	Santander UK Group Holdings plc	2.421%	1/17/2029	GBP	6,000	7,786
	Santander UK Group Holdings plc	0.603%	9/13/2029	EUR	13,042	14,330
	Santander UK plc	5.250%	2/16/2029	GBP	4,696	6,467
	Santander UK plc	3.125%	5/12/2031	EUR	30,100	35,152
[3]	Saxon Weald Capital plc	5.375%	6/6/2042	GBP	281	356
	Scotland Gas Networks plc	4.875%	12/21/2034	GBP	502	630
	Scottish Hydro Electric Transmission plc	3.375%	11/2/2033	EUR	9,000	10,266
	Scottish Hydro Electric Transmission plc	2.250%	9/27/2035	GBP	200	204
	Scottish Hydro Electric Transmission plc	5.500%	1/15/2044	GBP	6,000	7,254
	Scottish Widows Ltd.	7.000%	6/16/2043	GBP	2,000	2,701
	Segro Capital Sarl	0.500%	9/22/2031	EUR	4,276	4,245
	Segro plc	2.375%	10/11/2029	GBP	642	797
	Segro plc	2.875%	10/11/2037	GBP	1,600	1,597
	Severn Trent Utilities Finance plc	6.250%	6/7/2029	GBP	1,000	1,403
	Severn Trent Utilities Finance plc	2.750%	12/5/2031	GBP	1,687	1,996
	Severn Trent Utilities Finance plc	2.625%	2/22/2033	GBP	6,000	6,781
	Severn Trent Utilities Finance plc	4.625%	11/30/2034	GBP	4,000	4,992
	Severn Trent Utilities Finance plc	5.250%	4/4/2036	GBP	3,700	4,726
	Severn Trent Utilities Finance plc	4.250%	1/29/2040	EUR	5,000	5,736
	Severn Trent Utilities Finance plc	2.000%	6/2/2040	GBP	542	435
	Severn Trent Utilities Finance plc	4.875%	1/24/2042	GBP	13,649	15,371
	Sky Ltd.	6.000%	5/21/2027	GBP	50	69
	Sky Ltd.	4.000%	11/26/2029	GBP	2,366	3,090
	Smith & Nephew plc	4.565%	10/11/2029	EUR	1,000	1,215
	Smiths Group plc	3.625%	11/13/2033	EUR	5,000	5,665
	South Eastern Power Networks plc	5.625%	9/30/2030	GBP	1,251	1,738
	South Eastern Power Networks plc	6.375%	11/12/2031	GBP	1,387	1,974
	South Eastern Power Networks plc	1.750%	9/30/2034	GBP	1,315	1,327
	Southern Electric Power Distribution plc	4.625%	2/20/2037	GBP	4,736	5,707
	Southern Gas Networks plc	1.250%	12/2/2031	GBP	5,600	6,112
	Southern Gas Networks plc	3.100%	9/15/2036	GBP	5,000	5,164
	Southern Gas Networks plc	6.375%	5/15/2040	GBP	82	108
	Southern Housing	3.500%	10/19/2047	GBP	777	676
	Southern Water Services Finance Ltd.	4.500%	3/31/2052	GBP	450	434
	Southern Water Services Finance Ltd.	5.125%	9/30/2056	GBP	50	53
	Sovereign Housing Capital plc	4.768%	6/1/2043	GBP	100	112
	Sovereign Housing Capital plc	2.375%	11/4/2048	GBP	2,455	1,689
	Sovereign Housing Capital plc	5.500%	1/24/2057	GBP	1,000	1,159
	Sovereign Network Group	6.125%	9/16/2040	GBP	3,000	3,976

Total International Bond II Index Fund
		Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
	SP Manweb plc	4.875%	9/20/2027	GBP	100	136
	SSE plc	8.375%	11/20/2028	GBP	7,518	10,992
	SSE plc	2.875%	8/1/2029	EUR	5,000	5,798
	SSE plc	1.750%	4/16/2030	EUR	10,000	11,014
	SSE plc	6.250%	8/27/2038	GBP	3,272	4,444
	SSE plc	3.125%	Perpetual	EUR	1,000	1,162
	SSE plc	4.000%	Perpetual	EUR	12,867	15,100
	Standard Chartered plc	4.874%	5/10/2031	EUR	5,000	6,136
	Standard Chartered plc	4.375%	1/18/2038	GBP	1,455	1,700
	Standard Life plc	4.375%	1/24/2029	EUR	10,234	12,159
	Standard Life plc	5.867%	6/13/2029	GBP	2,181	2,971
	Standard Life plc	5.625%	4/28/2031	GBP	4,319	5,774
	SW Finance I plc	6.192%	3/31/2029	GBP	1,464	2,012
	SW Finance I plc	6.875%	8/7/2032	GBP	6,000	8,269
	SW Finance I plc	3.000%	5/28/2037	GBP	1,500	1,424
	SW Finance I plc	7.000%	4/16/2040	GBP	4,800	6,252
	SW Finance I plc	7.375%	12/12/2041	GBP	6,000	7,982
	Swiss RE Subordinated Finance plc	3.890%	3/26/2033	EUR	6,000	6,979
[3]	TC Dudgeon Ofto plc	3.158%	11/12/2038	GBP	383	443
[3]	Telereal Secured Finance plc	4.010%	12/10/2031	GBP	826	1,067
[3]	Telereal Securitisation plc	6.165%	12/10/2031	GBP	221	304
	Tesco Corporate Treasury Services plc	1.875%	11/2/2028	GBP	2,000	2,522
	Tesco Corporate Treasury Services plc	0.375%	7/27/2029	EUR	7,000	7,487
	Tesco Corporate Treasury Services plc	4.250%	2/27/2031	EUR	7,300	8,825
	Tesco Corporate Treasury Services plc	3.375%	5/6/2032	EUR	8,000	9,220
[3]	Tesco Property Finance 1 plc	7.623%	7/13/2039	GBP	820	1,225
[3]	Tesco Property Finance 2 plc	6.052%	10/13/2039	GBP	1,329	1,823
[3]	Tesco Property Finance 3 plc	5.744%	4/13/2040	GBP	4,593	6,105
[3]	Tesco Property Finance 4 plc	5.801%	10/13/2040	GBP	2,611	3,459
[3]	Tesco Property Finance 6 plc	5.411%	7/13/2044	GBP	2,543	3,249
	THFC Funding No. 2 plc	6.350%	7/8/2039	GBP	1,184	1,640
	THFC Funding No. 3 plc	5.200%	10/11/2043	GBP	7,737	9,228
	Transport for London	3.875%	7/23/2042	GBP	282	295
	Transport for London	3.625%	5/15/2045	GBP	2,281	2,213
	Transport for London	4.000%	4/7/2064	GBP	3,000	2,764
	Tritax Big Box REIT plc	1.500%	11/27/2033	GBP	1,500	1,519
	Unilever Capital Corp.	3.400%	6/6/2033	EUR	4,400	5,138
	Unilever Finance Netherlands BV	1.375%	7/31/2029	EUR	7,592	8,475
	Unilever Finance Netherlands BV	1.750%	3/25/2030	EUR	27,413	30,479
	Unilever Finance Netherlands BV	1.375%	9/4/2030	EUR	687	746
	Unilever Finance Netherlands BV	3.250%	2/15/2032	EUR	11,000	12,826
	Unilever Finance Netherlands BV	3.500%	2/15/2037	EUR	8,000	9,084
	Unilever plc	1.500%	6/11/2039	EUR	2,547	2,266
	UNITE Group plc	3.500%	10/15/2028	GBP	1,296	1,684
	United Utilities Water Finance plc	0.875%	10/28/2029	GBP	5,751	6,796
	United Utilities Water Finance plc	2.625%	2/12/2031	GBP	5,866	7,056
	United Utilities Water Finance plc	2.000%	7/3/2033	GBP	1,004	1,067
	United Utilities Water Finance plc	5.750%	6/26/2036	GBP	11,900	15,659
	United Utilities Water Finance plc	1.750%	2/10/2038	GBP	2,760	2,343
	United Utilities Water Finance plc	1.875%	6/3/2042	GBP	235	171
	United Utilities Water Finance plc	5.250%	1/22/2046	GBP	2,000	2,248
	United Utilities Water Ltd.	5.625%	12/20/2027	GBP	3,321	4,549
	United Utilities Water Ltd.	5.000%	2/28/2035	GBP	6,000	7,584
	University College London	1.625%	6/4/2061	GBP	2,200	1,043
	University of Leeds	3.125%	12/19/2050	GBP	2,100	1,716
	University of Liverpool	3.375%	6/25/2055	GBP	100	83
	University of Manchester	4.250%	7/4/2053	GBP	957	948
	University of Oxford	2.544%	12/8/2117	GBP	4,459	2,512
	Utmost Group plc	4.000%	12/15/2031	GBP	2,000	2,445
	Vodafone Group plc	1.500%	7/24/2027	EUR	4,401	5,075
	Vodafone Group plc	1.875%	11/20/2029	EUR	3,195	3,571
	Vodafone Group plc	1.625%	11/24/2030	EUR	5,761	6,243
	Vodafone Group plc	1.600%	7/29/2031	EUR	6,110	6,509
	Vodafone Group plc	5.900%	11/26/2032	GBP	7,210	10,073
	Vodafone Group plc	2.875%	11/20/2037	EUR	4,654	4,821
	Vodafone Group plc	2.500%	5/24/2039	EUR	7,931	7,610
	Vodafone Group plc	3.375%	8/8/2049	GBP	1,849	1,516
	Vodafone Group plc	6.375%	7/3/2050	GBP	3,000	3,844
	Vodafone Group plc	5.125%	12/2/2052	GBP	3,000	3,233
	Vodafone Group plc	3.000%	8/12/2056	GBP	1,924	1,348

Total International Bond II Index Fund
		Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
	Vodafone International Financing DAC	2.750%	7/3/2029	EUR	5,000	5,776
	Vodafone International Financing DAC	3.875%	7/3/2038	EUR	6,000	6,796
	Vodafone International Financing DAC	4.000%	2/10/2043	EUR	1,500	1,643
	Wales & West Utilities Finance plc	5.750%	3/29/2030	GBP	2,457	3,394
	Wales & West Utilities Finance plc	3.000%	8/3/2038	GBP	777	765
	Wellcome Trust Finance plc	4.625%	7/25/2036	GBP	6,416	8,154
	Wellcome Trust Ltd.	4.000%	5/9/2059	GBP	1,093	1,056
	Wellcome Trust Ltd.	1.500%	7/14/2071	GBP	1,000	421
	Wellcome Trust Ltd.	2.517%	2/7/2118	GBP	2,141	1,216
	Wessex Water Services Finance plc	5.375%	3/10/2028	GBP	316	428
	Wessex Water Services Finance plc	1.250%	1/12/2036	GBP	7,786	6,741
	Wheatley Group Capital plc	4.375%	11/28/2044	GBP	1,131	1,204
	WHG Treasury plc	4.250%	10/6/2045	GBP	2,906	2,998
	White City Property Finance plc	5.120%	4/17/2035	GBP	2,051	2,774
[3]	Wods Transmission plc	3.446%	8/24/2034	GBP	59	74
	WPP Finance 2013	2.875%	9/14/2046	GBP	1,393	1,131
	WPP Finance 2017	3.750%	5/19/2032	GBP	2,067	2,478
	WPP Finance Deutschland GmbH	1.625%	3/23/2030	EUR	3,769	4,068
	WPP Finance SA	2.375%	5/19/2027	EUR	5,947	6,922
	Wrekin Housing Group Ltd.	2.500%	10/22/2048	GBP	1,000	708
	Yorkshire Building Society	0.010%	10/13/2027	EUR	16,178	18,202
	Yorkshire Building Society	0.500%	7/1/2028	EUR	6,981	7,724
	Yorkshire Building Society	3.375%	9/13/2028	GBP	9,610	12,743
	Yorkshire Building Society	1.500%	9/15/2029	GBP	2,786	3,479
	Yorkshire Housing Finance plc	4.125%	10/31/2044	GBP	1,791	1,792
	Yorkshire Power Finance Ltd.	7.250%	8/4/2028	GBP	1,651	2,328
	Yorkshire Water Finance plc	3.625%	8/1/2029	GBP	3,188	4,108
	Yorkshire Water Finance plc	5.250%	4/28/2030	GBP	2,500	3,349
	Yorkshire Water Finance plc	6.375%	11/18/2034	GBP	2,780	3,796
	Yorkshire Water Finance plc	5.500%	4/28/2035	GBP	11,000	13,938
	Yorkshire Water Finance plc	6.375%	8/19/2039	GBP	574	746
	Yorkshire Water Finance plc	2.750%	4/18/2041	GBP	6,739	5,612
	Yorkshire Water Services Finance Ltd.	5.500%	5/28/2037	GBP	400	507
						2,826,735
United States (3.2%)
	3M Co.	1.750%	5/15/2030	EUR	831	913
	Abbott Ireland Financing DAC	0.375%	11/19/2027	EUR	4,913	5,552
	AbbVie Inc.	0.750%	11/18/2027	EUR	3,057	3,470
	AbbVie Inc.	2.625%	11/15/2028	EUR	11,104	12,892
	AbbVie Inc.	2.125%	11/17/2028	EUR	9,681	11,123
	AbbVie Inc.	2.125%	6/1/2029	EUR	4,000	4,572
	Aegon Ltd.	6.125%	12/15/2031	GBP	1,000	1,405
	AGCO International Holdings BV	0.800%	10/6/2028	EUR	2,500	2,754
	Air Products & Chemicals Inc.	0.500%	5/5/2028	EUR	11,815	13,170
	Air Products & Chemicals Inc.	4.000%	3/3/2035	EUR	13,800	16,317
	Alphabet Inc.	2.375%	11/6/2028	EUR	7,866	9,093
	Alphabet Inc.	2.500%	5/6/2029	EUR	10,000	11,543
	Alphabet Inc.	2.875%	11/6/2031	EUR	8,000	9,187
	Alphabet Inc.	4.625%	11/13/2032	GBP	14,246	18,812
	Alphabet Inc.	3.000%	5/6/2033	EUR	5,000	5,707
	Alphabet Inc.	3.125%	11/6/2034	EUR	5,000	5,661
	Alphabet Inc.	3.375%	5/6/2037	EUR	8,000	8,975
	Alphabet Inc.	5.500%	11/13/2041	GBP	5,000	6,415
	Alphabet Inc.	3.875%	5/6/2045	EUR	12,000	13,186
	Alphabet Inc.	4.000%	5/6/2054	EUR	8,900	9,517
	Alphabet Inc.	5.875%	2/13/2058	GBP	7,271	9,181
	Alphabet Inc.	4.375%	11/6/2064	EUR	9,000	9,942
	Alphabet Inc.	6.125%	2/13/2126	GBP	4,800	6,049
	Altria Group Inc.	2.200%	6/15/2027	EUR	6,164	7,169
	Altria Group Inc.	3.125%	6/15/2031	EUR	13,820	15,814
	Amazon.com Inc.	3.100%	3/16/2030	EUR	51,875	60,620
	Amazon.com Inc.	3.700%	3/16/2035	EUR	15,732	18,320
	Amazon.com Inc.	4.450%	3/16/2045	EUR	3,000	3,494
	Amazon.com Inc.	4.850%	3/16/2064	EUR	9,024	10,494
	American Honda Finance Corp.	3.750%	10/25/2027	EUR	5,000	5,915
	American Honda Finance Corp.	0.300%	7/7/2028	EUR	5,100	5,609
	American Honda Finance Corp.	5.600%	9/6/2030	GBP	5,750	7,888
	American Honda Finance Corp.	3.950%	3/19/2032	EUR	5,000	5,889
	American International Group Inc.	1.875%	6/21/2027	EUR	1,656	1,918

Total International Bond II Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
American Medical Systems Europe BV	1.625%	3/8/2031	EUR	12,500	13,494
American Medical Systems Europe BV	3.000%	3/8/2031	EUR	5,000	5,749
American Medical Systems Europe BV	3.500%	3/8/2032	EUR	23,000	26,822
American Medical Systems Europe BV	1.875%	3/8/2034	EUR	3,200	3,269
American Medical Systems Europe BV	3.250%	3/8/2034	EUR	3,167	3,578
American Tower Corp.	0.500%	1/15/2028	EUR	5,757	6,467
American Tower Corp.	0.875%	5/21/2029	EUR	7,765	8,470
American Tower Corp.	3.900%	5/16/2030	EUR	5,250	6,237
American Tower Corp.	0.950%	10/5/2030	EUR	5,998	6,301
American Tower Corp.	4.625%	5/16/2031	EUR	3,000	3,678
American Tower Corp.	1.000%	1/15/2032	EUR	5,000	5,061
American Tower Corp.	1.250%	5/21/2033	EUR	1,000	984
American Tower Corp.	4.100%	5/16/2034	EUR	3,000	3,541
Amgen Inc.	4.000%	9/13/2029	GBP	7,231	9,532
Amphenol Technologies Holding GmbH	2.000%	10/8/2028	EUR	2,000	2,287
AP Moller - Maersk A/S	0.750%	11/25/2031	EUR	12,786	12,921
AP Moller - Maersk A/S	3.500%	9/17/2034	EUR	6,000	6,836
Apple Inc.	2.000%	9/17/2027	EUR	3,496	4,057
Apple Inc.	1.375%	5/24/2029	EUR	4,260	4,773
Apple Inc.	0.750%	2/25/2030	CHF	2,700	3,453
Apple Inc.	0.500%	11/15/2031	EUR	9,587	9,747
Apple Inc.	3.600%	7/31/2042	GBP	1,564	1,621
AT&T Inc.	1.600%	5/19/2028	EUR	1,000	1,137
AT&T Inc.	4.600%	9/19/2028	AUD	5,060	3,567
AT&T Inc.	2.350%	9/5/2029	EUR	6,931	7,885
AT&T Inc.	4.375%	9/14/2029	GBP	2,300	3,049
AT&T Inc.	2.600%	12/17/2029	EUR	1,850	2,115
AT&T Inc.	0.800%	3/4/2030	EUR	6,906	7,362
AT&T Inc.	3.550%	12/17/2032	EUR	4,896	5,675
AT&T Inc.	5.200%	11/18/2033	GBP	1,528	2,022
AT&T Inc.	4.300%	11/18/2034	EUR	950	1,140
AT&T Inc.	2.450%	3/15/2035	EUR	13,501	14,024
AT&T Inc.	4.500%	3/12/2036	CAD	10,350	7,507
AT&T Inc.	3.150%	9/4/2036	EUR	9,534	10,259
AT&T Inc.	2.600%	5/19/2038	EUR	7,899	7,829
AT&T Inc.	1.800%	9/14/2039	EUR	1,000	874
AT&T Inc.	7.000%	4/30/2040	GBP	6,850	9,700
AT&T Inc.	4.250%	6/1/2043	GBP	12,014	12,296
AT&T Inc.	4.875%	6/1/2044	GBP	8,376	9,208
AT&T Inc.	5.100%	11/25/2048	CAD	2,000	1,423
AT&T Inc.	5.250%	3/12/2056	CAD	10,700	7,692
Athene Global Funding	1.750%	11/24/2027	GBP	4,981	6,405
Athene Global Funding	0.625%	1/12/2028	EUR	3,713	4,124
Athene Global Funding	2.470%	6/9/2028	CAD	12,556	8,958
Athene Global Funding	2.875%	7/21/2028	EUR	3,000	3,446
Athene Global Funding	3.410%	2/25/2030	EUR	5,000	5,740
Athene Global Funding	4.091%	5/23/2030	CAD	11,000	8,013
Athene Global Funding	3.716%	8/22/2032	EUR	17,000	19,302
Athene Global Funding	4.609%	9/19/2035	CAD	2,750	1,949
Athene Global Funding	5.858%	9/19/2035	GBP	3,000	3,911
Avery Dennison Corp.	3.750%	11/4/2034	EUR	6,000	6,861
Baker Hughes Holdings LLC / Baker Hughes Co-Obligor Inc.	3.226%	3/11/2030	EUR	3,660	4,279
Baker Hughes Holdings LLC / Baker Hughes Co-Obligor Inc.	4.193%	3/11/2038	EUR	5,000	5,858
Baker Hughes Holdings LLC / Baker Hughes Co-Obligor Inc.	4.737%	3/11/2046	EUR	7,105	8,376
Bank of America Corp.	0.583%	8/24/2028	EUR	16,789	19,061
Bank of America Corp.	1.667%	6/2/2029	GBP	9,000	11,435
Bank of America Corp.	3.261%	1/28/2031	EUR	15,000	17,481
Bank of America Corp.	0.694%	3/22/2031	EUR	24,233	25,594
Bank of America Corp.	3.584%	4/27/2031	GBP	2,200	2,822
Bank of America Corp.	0.654%	10/26/2031	EUR	27,125	28,064
Bank of America Corp.	1.102%	5/24/2032	EUR	14,000	14,558
Bank of America Corp.	2.824%	4/27/2033	EUR	15,000	16,786
Baxter International Inc.	1.300%	5/15/2029	EUR	3,595	3,927
Becton Dickinson & Co.	3.519%	2/8/2031	EUR	3,734	4,380
Becton Dickinson & Co.	3.828%	6/7/2032	EUR	5,000	5,895
Becton Dickinson Euro Finance Sarl	0.334%	8/13/2028	EUR	9,049	9,977
Becton Dickinson Euro Finance Sarl	3.553%	9/13/2029	EUR	11,100	13,075
Becton Dickinson Euro Finance Sarl	1.213%	2/12/2036	EUR	3,000	2,714
Becton Dickinson Euro Finance Sarl	1.336%	8/13/2041	EUR	5,206	4,011
Berkshire Hathaway Finance Corp.	1.500%	3/18/2030	EUR	16,700	18,521

Total International Bond II Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
Berkshire Hathaway Finance Corp.	2.000%	3/18/2034	EUR	6,200	6,499
Berkshire Hathaway Finance Corp.	2.375%	6/19/2039	GBP	4,359	3,991
Berkshire Hathaway Finance Corp.	2.625%	6/19/2059	GBP	1,725	1,143
Berkshire Hathaway Inc.	2.150%	3/15/2028	EUR	4,200	4,854
Berkshire Hathaway Inc.	1.510%	11/29/2028	JPY	500,000	3,151
Berkshire Hathaway Inc.	0.440%	9/13/2029	JPY	2,690,000	16,214
Berkshire Hathaway Inc.	0.437%	4/15/2031	JPY	500,000	2,854
Berkshire Hathaway Inc.	1.625%	3/16/2035	EUR	4,408	4,378
Berkshire Hathaway Inc.	0.965%	9/13/2039	JPY	500,000	2,374
Berkshire Hathaway Inc.	1.108%	9/13/2049	JPY	470,000	1,609
BG Energy Capital plc	2.250%	11/21/2029	EUR	3,101	3,511
BG Energy Capital plc	5.000%	11/4/2036	GBP	2,000	2,562
Blackrock Inc.	3.750%	7/18/2035	EUR	7,511	8,780
Blackstone Holdings Finance Co. LLC	1.500%	4/10/2029	EUR	4,938	5,483
Blackstone Holdings Finance Co. LLC	3.500%	6/1/2034	EUR	10,000	11,379
BMS Ireland Capital Funding DAC	2.973%	11/10/2030	EUR	6,100	7,047
BMS Ireland Capital Funding DAC	3.363%	11/10/2033	EUR	10,660	12,228
BMS Ireland Capital Funding DAC	3.857%	11/10/2038	EUR	7,000	8,020
BMS Ireland Capital Funding DAC	4.581%	11/10/2055	EUR	8,080	9,088
Booking Holdings Inc.	0.500%	3/8/2028	EUR	14,094	15,777
Booking Holdings Inc.	3.625%	11/12/2028	EUR	6,000	7,110
Booking Holdings Inc.	4.250%	5/15/2029	EUR	2,000	2,406
Booking Holdings Inc.	3.000%	11/7/2030	EUR	5,000	5,738
Booking Holdings Inc.	4.500%	11/15/2031	EUR	5,300	6,471
Booking Holdings Inc.	3.625%	3/1/2032	EUR	5,000	5,843
Booking Holdings Inc.	4.125%	5/12/2033	EUR	10,400	12,382
Booking Holdings Inc.	4.750%	11/15/2034	EUR	4,900	6,040
Booking Holdings Inc.	3.625%	11/7/2035	EUR	4,000	4,521
Booking Holdings Inc.	3.750%	3/1/2036	EUR	3,500	3,964
Booking Holdings Inc.	4.000%	3/1/2044	EUR	4,300	4,550
Booking Holdings Inc.	3.875%	3/21/2045	EUR	11,700	12,054
BorgWarner Inc.	1.000%	5/19/2031	EUR	4,629	4,777
Boston Scientific Corp.	0.625%	12/1/2027	EUR	2,434	2,749
BP Capital Markets BV	3.773%	5/12/2030	EUR	5,500	6,571
BP Capital Markets BV	3.360%	9/12/2031	EUR	6,000	7,008
BP Capital Markets BV	4.323%	5/12/2035	EUR	7,000	8,482
BP Capital Markets BV	0.933%	12/4/2040	EUR	4,459	3,325
BP Capital Markets BV	1.467%	9/21/2041	EUR	981	775
BP Capital Markets plc	0.831%	11/8/2027	EUR	6,844	7,771
BP Capital Markets plc	2.519%	4/7/2028	EUR	8,767	10,181
BP Capital Markets plc	2.822%	4/7/2032	EUR	10,599	11,958
BP Capital Markets plc	1.104%	11/15/2034	EUR	8,300	7,863
BP Capital Markets plc	5.773%	5/25/2038	GBP	5,000	6,690
BP Capital Markets plc	3.625%	Perpetual	EUR	27,589	31,896
BP Capital Markets plc	4.250%	Perpetual	GBP	4,913	6,616
Bristol-Myers Squibb Co.	1.750%	5/15/2035	EUR	8,906	8,917
Brown-Forman Corp.	2.600%	7/7/2028	GBP	4,607	5,963
Capital One Financial Corp.	1.650%	6/12/2029	EUR	1,803	1,994
Cargill Inc.	3.875%	4/24/2030	EUR	8,000	9,552
Carrier Global Corp.	4.500%	11/29/2032	EUR	6,000	7,332
Carrier Global Corp.	3.625%	1/15/2037	EUR	5,000	5,576
Cencora Inc.	2.875%	5/22/2028	EUR	4,324	5,042
Cencora Inc.	3.625%	5/22/2032	EUR	4,050	4,726
Chubb INA Holdings LLC	1.550%	3/15/2028	EUR	4,535	5,174
Chubb INA Holdings LLC	0.875%	12/15/2029	EUR	7,188	7,751
Chubb INA Holdings LLC	1.400%	6/15/2031	EUR	2,366	2,510
Chubb INA Holdings LLC	2.500%	3/15/2038	EUR	9,175	9,177
Citigroup Inc.	2.800%	6/25/2027	JPY	199,400	1,282
Citigroup Inc.	1.625%	3/21/2028	EUR	3,000	3,421
Citigroup Inc.	1.250%	4/10/2029	EUR	1,455	1,613
Citigroup Inc.	2.928%	10/22/2030	EUR	11,000	12,679
Citigroup Inc.	4.500%	3/3/2031	GBP	502	656
Citigroup Inc.	3.750%	5/14/2032	EUR	12,000	14,139
Citigroup Inc.	4.550%	6/3/2035	CAD	4,500	3,340
Citigroup Inc.	4.296%	7/23/2036	EUR	2,118	2,469
Citigroup Inc.	6.800%	6/25/2038	GBP	5,079	7,399
CNH Industrial Capital Canada Ltd.	4.000%	4/11/2028	CAD	1,326	981
CNH Industrial Finance Europe SA	1.625%	7/3/2029	EUR	7,484	8,303
CNH Industrial NV	3.750%	6/11/2031	EUR	6,000	7,036
Coca-Cola Co.	1.000%	10/2/2028	CHF	7,500	9,675

Total International Bond II Index Fund
		Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
	Coca-Cola Co.	0.125%	3/9/2029	EUR	2,911	3,154
	Coca-Cola Co.	0.125%	3/15/2029	EUR	4,600	4,975
	Coca-Cola Co.	0.400%	5/6/2030	EUR	8,770	9,227
	Coca-Cola Co.	0.500%	3/9/2033	EUR	10,629	10,254
	Coca-Cola Co.	0.375%	3/15/2033	EUR	2,413	2,305
	Coca-Cola Co.	1.625%	3/9/2035	EUR	2,750	2,734
	Coca-Cola Co.	0.950%	5/6/2036	EUR	3,356	3,040
	Coca-Cola Co.	0.800%	3/15/2040	EUR	6,413	4,983
	Coca-Cola Co.	1.000%	3/9/2041	EUR	3,600	2,754
	Coca-Cola Co.	3.750%	8/15/2053	EUR	5,000	5,269
	Colgate-Palmolive Co.	0.300%	11/10/2029	EUR	5,000	5,362
	Colgate-Palmolive Co.	1.375%	3/6/2034	EUR	1,274	1,276
	Colgate-Palmolive Co.	3.250%	11/10/2035	EUR	11,542	13,097
	Colgate-Palmolive Co.	0.875%	11/12/2039	EUR	217	176
	Comcast Corp.	1.500%	2/20/2029	GBP	3,269	4,040
	Comcast Corp.	0.250%	9/14/2029	EUR	6,118	6,501
	Comcast Corp.	5.500%	11/23/2029	GBP	1,956	2,684
	Comcast Corp.	0.750%	2/20/2032	EUR	2,500	2,496
	Comcast Corp.	3.250%	9/26/2032	EUR	5,000	5,725
	Comcast Corp.	1.875%	2/20/2036	GBP	3,542	3,375
	Comcast Corp.	3.550%	9/26/2036	EUR	2,000	2,263
	Comcast Corp.	1.250%	2/20/2040	EUR	3,702	3,054
	Comcast Corp.	5.250%	9/26/2040	GBP	8,000	9,746
	Corebridge Global Funding	3.837%	1/15/2031	CAD	4,760	3,461
	CRH Finance DAC	1.375%	10/18/2028	EUR	733	826
	CRH Finance UK plc	4.125%	12/2/2029	GBP	2,773	3,648
	CRH Funding BV	1.625%	5/5/2030	EUR	5,603	6,153
	CRH SMW Finance DAC	4.000%	7/11/2031	EUR	9,941	11,918
	Danaher Corp.	2.500%	3/30/2030	EUR	5,790	6,603
	DH Europe Finance II Sarl	0.450%	3/18/2028	EUR	19,631	21,933
	DH Europe Finance II Sarl	0.750%	9/18/2031	EUR	10,985	11,193
	DH Europe Finance II Sarl	1.350%	9/18/2039	EUR	7,275	6,172
	DH Europe Finance II Sarl	1.800%	9/18/2049	EUR	1,108	804
	DH Switzerland Finance Sarl	1.265%	10/10/2033	CHF	5,000	6,406
	Digital Dutch Finco BV	1.500%	3/15/2030	EUR	11,000	11,966
	Digital Dutch Finco BV	1.250%	2/1/2031	EUR	6,684	6,995
	Digital Dutch Finco BV	1.000%	1/15/2032	EUR	4,000	3,994
	Digital Dutch Finco BV	3.875%	9/13/2033	EUR	4,000	4,596
	Digital Dutch Finco BV	3.875%	7/15/2034	EUR	10,000	11,377
	Digital Intrepid Holding BV	0.625%	7/15/2031	EUR	8,108	8,070
	Digital Intrepid Holding BV	1.375%	7/18/2032	EUR	3,600	3,615
	Digital Stout Holding LLC	3.300%	7/19/2029	GBP	4,938	6,291
	Digital Stout Holding LLC	3.750%	10/17/2030	GBP	10,906	13,807
	Dover Corp.	0.750%	11/4/2027	EUR	3,100	3,511
	Dow Chemical Co.	1.125%	3/15/2032	EUR	9,000	8,972
	Duke Energy Corp.	3.100%	6/15/2028	EUR	5,450	6,369
	Duke Energy Corp.	3.750%	4/1/2031	EUR	15,850	18,669
	Duke Energy Corp.	3.850%	6/15/2034	EUR	10,000	11,591
	DXC Capital Funding DAC	0.450%	9/15/2027	EUR	2,903	3,272
[1]	DXC Capital Funding DAC	4.250%	12/9/2030	EUR	9,702	11,134
	DXC Capital Funding DAC	0.950%	9/15/2031	EUR	4,171	4,006
	Eaton Capital ULC	0.577%	3/8/2030	EUR	3,100	3,290
	Eaton Capital ULC	3.550%	3/10/2034	EUR	3,300	3,814
	Eaton Capital ULC	4.000%	3/10/2038	EUR	5,000	5,824
	Eli Lilly & Co.	2.125%	6/3/2030	EUR	8,602	9,716
	Eli Lilly & Co.	0.500%	9/14/2033	EUR	4,000	3,824
	Eli Lilly & Co.	1.700%	11/1/2049	EUR	6,098	4,477
	Eli Lilly & Co.	1.375%	9/14/2061	EUR	3,000	1,669
	Emerson Electric Co.	2.000%	10/15/2029	EUR	1,004	1,132
	Equinix Canada Financing Ltd.	4.000%	11/15/2032	CAD	16,900	12,141
	Equinix Europe 1 Financing Corp. LLC	2.875%	9/12/2028	CHF	2,000	2,658
	Equinix Europe 2 Financing Corp. LLC	3.650%	9/3/2033	EUR	5,000	5,732
	Equinix Europe 2 Financing Corp. LLC	4.000%	5/19/2034	EUR	7,000	8,130
	Experian Europe DAC	1.560%	5/16/2031	EUR	1,800	1,924
	Experian Finance plc	3.250%	4/7/2032	GBP	3,128	3,816
	Experian Finance plc	3.375%	10/10/2034	EUR	3,000	3,395
	Exxon Mobil Corp.	0.835%	6/26/2032	EUR	9,968	10,035
	FedEx Corp.	0.950%	5/4/2033	EUR	8,109	7,769
	Fidelity National Information Services Inc.	1.500%	5/21/2027	EUR	13,291	15,344
	Fidelity National Information Services Inc.	1.000%	12/3/2028	EUR	6,000	6,641

Total International Bond II Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
Fidelity National Information Services Inc.	3.450%	3/10/2030	EUR	2,348	2,735
Fidelity National Information Services Inc.	2.000%	5/21/2030	EUR	1,986	2,190
Fidelity National Information Services Inc.	2.950%	5/21/2039	EUR	714	712
Fiserv Funding ULC	2.875%	6/15/2028	EUR	10,000	11,584
Fiserv Funding ULC	4.000%	6/15/2036	EUR	2,000	2,256
Fiserv Inc.	1.125%	7/1/2027	EUR	2,008	2,300
Fiserv Inc.	1.625%	7/1/2030	EUR	12,415	13,387
Fiserv Inc.	3.000%	7/1/2031	GBP	4,100	4,859
Ford Credit Canada Co. Cie Credit Ford Du Canada	4.222%	1/10/2028	CAD	11,000	8,110
Ford Credit Canada Co. Cie Credit Ford Du Canada	5.242%	5/23/2028	CAD	4,500	3,373
Ford Credit Canada Co. Cie Credit Ford Du Canada	4.819%	9/11/2028	CAD	8,520	6,335
Ford Credit Canada Co. Cie Credit Ford Du Canada	5.668%	2/20/2030	CAD	8,000	6,063
Ford Credit Canada Co. Cie Credit Ford Du Canada	4.916%	1/9/2031	CAD	4,750	3,490
Ford Credit Canada Co. Cie Credit Ford Du Canada	5.582%	5/23/2031	CAD	2,500	1,882
Ford Motor Credit Co. LLC	4.867%	8/3/2027	EUR	5,200	6,203
Ford Motor Credit Co. LLC	4.165%	11/21/2028	EUR	2,000	2,366
Ford Motor Credit Co. LLC	5.125%	2/20/2029	EUR	9,000	10,911
Ford Motor Credit Co. LLC	4.445%	2/14/2030	EUR	3,300	3,912
Ford Motor Credit Co. LLC	5.780%	4/30/2030	GBP	9,200	12,357
Ford Motor Credit Co. LLC	4.448%	9/16/2032	EUR	5,000	5,855
GA Global Funding Trust	3.750%	6/20/2032	EUR	7,000	7,935
GA Global Funding Trust	4.858%	7/22/2033	CAD	4,000	2,932
GE Capital Canada Funding Co.	5.730%	10/22/2037	CAD	735	555
GE Capital UK Funding Unlimited Co.	5.875%	1/18/2033	GBP	4,959	6,926
General Electric Co.	1.500%	5/17/2029	EUR	4,771	5,322
General Electric Co.	4.125%	9/19/2035	EUR	11,585	13,935
General Electric Co.	2.125%	5/17/2037	EUR	8,706	8,590
General Electric Co.	4.875%	9/18/2037	GBP	465	568
General Mills Inc.	3.907%	4/13/2029	EUR	5,598	6,667
General Mills Inc.	3.650%	10/23/2030	EUR	5,600	6,590
General Mills Inc.	3.850%	4/23/2034	EUR	3,937	4,564
General Motors Financial Co. Inc.	0.600%	5/20/2027	EUR	1,000	1,145
General Motors Financial Co. Inc.	3.900%	1/12/2028	EUR	10,000	11,856
General Motors Financial Co. Inc.	0.650%	9/7/2028	EUR	6,981	7,707
General Motors Financial Co. Inc.	4.300%	2/15/2029	EUR	12,700	15,227
General Motors Financial Co. Inc.	4.000%	7/10/2030	EUR	7,000	8,317
General Motors Financial of Canada Ltd.	5.000%	2/9/2029	CAD	1,985	1,505
General Motors Financial of Canada Ltd.	4.450%	2/25/2030	CAD	3,328	2,489
General Motors Financial of Canada Ltd.	3.800%	11/7/2030	CAD	5,000	3,633
General Motors Financial of Canada Ltd.	3.750%	2/20/2031	CAD	5,000	3,617
Global Payments Inc.	4.875%	3/17/2031	EUR	11,380	13,613
GO Residential Operating LLC	4.534%	2/13/2029	CAD	2,500	1,824
Goldman Sachs Group Inc.	1.500%	12/7/2027	GBP	8,485	10,928
Goldman Sachs Group Inc.	0.250%	1/26/2028	EUR	18,635	20,804
Goldman Sachs Group Inc.	2.000%	3/22/2028	EUR	3,462	3,982
Goldman Sachs Group Inc.	1.250%	2/7/2029	EUR	5,000	5,564
Goldman Sachs Group Inc.	2.013%	2/28/2029	CAD	8,049	5,758
Goldman Sachs Group Inc.	0.875%	5/9/2029	EUR	700	765
Goldman Sachs Group Inc.	3.125%	7/25/2029	GBP	2,789	3,567
Goldman Sachs Group Inc.	3.625%	10/29/2029	GBP	5,066	6,646
Goldman Sachs Group Inc.	1.875%	12/16/2030	GBP	625	735
Goldman Sachs Group Inc.	3.641%	3/5/2032	CAD	16,600	11,989
Goldman Sachs Group Inc.	0.750%	3/23/2032	EUR	10,794	10,759
Goldman Sachs Group Inc.	3.500%	1/23/2033	EUR	8,000	9,266
Goldman Sachs Group Inc.	1.000%	3/18/2033	EUR	8,231	8,102
Goldman Sachs Group Inc.	3.984%	12/18/2036	EUR	25,000	28,928
Goldman Sachs Group Inc.	6.875%	1/18/2038	GBP	737	1,037
Haleon Netherlands Capital BV	2.125%	3/29/2034	EUR	6,200	6,470
Highland Holdings Sarl	0.934%	12/15/2031	EUR	4,000	4,071
Honeywell International Inc.	0.750%	3/10/2032	EUR	1,550	1,553
Hyundai Capital America	3.500%	6/26/2031	EUR	19,000	22,116
Illinois Tool Works Inc.	0.625%	12/5/2027	EUR	2,883	3,260
Illinois Tool Works Inc.	3.250%	5/17/2028	EUR	5,150	6,058
Illinois Tool Works Inc.	2.125%	5/22/2030	EUR	7,280	8,156
Illinois Tool Works Inc.	3.375%	5/17/2032	EUR	11,000	12,822
InterContinental Hotels Group plc	2.125%	5/15/2027	EUR	1,500	1,742
InterContinental Hotels Group plc	3.375%	10/8/2028	GBP	2,000	2,596
International Business Machines Corp.	0.300%	2/11/2028	EUR	9,685	10,830
International Business Machines Corp.	1.750%	3/7/2028	EUR	2,100	2,406
International Business Machines Corp.	1.500%	5/23/2029	EUR	3,300	3,677

Total International Bond II Index Fund
		Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
	International Business Machines Corp.	0.875%	2/9/2030	EUR	2,000	2,144
	International Business Machines Corp.	1.750%	1/31/2031	EUR	4,642	5,045
	International Business Machines Corp.	3.000%	2/3/2031	EUR	10,000	11,490
	International Business Machines Corp.	3.625%	2/6/2031	EUR	700	826
	International Business Machines Corp.	0.650%	2/11/2032	EUR	4,900	4,877
	International Business Machines Corp.	3.150%	2/10/2033	EUR	5,000	5,665
	International Business Machines Corp.	1.250%	2/9/2034	EUR	4,900	4,763
	International Business Machines Corp.	3.750%	2/6/2035	EUR	5,000	5,780
	International Business Machines Corp.	3.850%	2/3/2038	EUR	3,000	3,412
	International Business Machines Corp.	1.200%	2/11/2040	EUR	7,637	6,091
	International Business Machines Corp.	4.000%	2/6/2043	EUR	11,584	12,749
	International Business Machines Corp.	3.800%	2/10/2045	EUR	6,700	7,068
	Jefferies Financial Group Inc.	4.000%	4/16/2029	EUR	8,000	9,491
	John Deere Capital Corp.	3.450%	7/16/2032	EUR	13,000	15,256
	John Deere Cash Management Sarl	2.200%	4/2/2032	EUR	3,913	4,295
	John Deere Cash Management Sarl	1.650%	6/13/2039	EUR	2,457	2,196
	John Deere Financial Inc.	4.950%	6/14/2027	CAD	2,100	1,577
	John Deere Financial Inc.	5.170%	9/15/2028	CAD	5,764	4,401
	John Deere Financial Inc.	4.630%	4/4/2029	CAD	3,600	2,725
	Johnson & Johnson	1.150%	11/20/2028	EUR	7,642	8,603
	Johnson & Johnson	3.200%	6/1/2032	EUR	5,000	5,848
	Johnson & Johnson	3.050%	2/26/2033	EUR	5,000	5,774
	Johnson & Johnson	1.650%	5/20/2035	EUR	6,400	6,450
	Johnson & Johnson	3.350%	6/1/2036	EUR	7,400	8,497
	Johnson & Johnson	3.350%	2/26/2037	EUR	2,000	2,269
	Johnson & Johnson	3.550%	6/1/2044	EUR	7,600	8,287
	Johnson & Johnson	3.600%	2/26/2045	EUR	5,489	5,979
	Johnson & Johnson	3.700%	2/26/2055	EUR	3,500	3,692
	Johnson Controls International plc	4.250%	5/23/2035	EUR	11,020	13,293
	Johnson Controls International plc / Tyco Fire & Security Finance SCA	0.375%	9/15/2027	EUR	2,448	2,767
	Johnson Controls International plc / Tyco Fire & Security Finance SCA	3.000%	9/15/2028	EUR	1,931	2,252
	Johnson Controls International plc / Tyco Fire & Security Finance SCA	3.125%	12/11/2033	EUR	1,500	1,685
	JPMorgan Chase & Co.	1.638%	5/18/2028	EUR	7,079	8,186
	JPMorgan Chase & Co.	1.963%	3/23/2030	EUR	26,250	29,654
	JPMorgan Chase & Co.	1.001%	7/25/2031	EUR	4,950	5,249
	JPMorgan Chase & Co.	4.457%	11/13/2031	EUR	25,000	30,488
	JPMorgan Chase & Co.	1.047%	11/4/2032	EUR	16,647	17,061
	JPMorgan Chase & Co.	1.895%	4/28/2033	GBP	6,000	6,788
	JPMorgan Chase & Co.	3.761%	3/21/2034	EUR	22,000	25,799
	Kellanova	0.500%	5/20/2029	EUR	3,000	3,249
	KKR Group Finance Co. V LLC	1.625%	5/22/2029	EUR	4,368	4,806
[1]	KKR Group Finance Co. XI LLC	1.559%	5/30/2029	JPY	500,000	3,092
	Kraft Heinz Foods Co.	2.250%	5/25/2028	EUR	8,500	9,755
	Kraft Heinz Foods Co.	3.250%	3/15/2033	EUR	8,000	9,004
	Linde Finance BV	0.550%	5/19/2032	EUR	6,800	6,731
	Linde plc	3.375%	6/12/2029	EUR	16,500	19,469
	Linde plc	3.200%	2/14/2031	EUR	14,000	16,325
	Linde plc	3.625%	6/12/2034	EUR	3,000	3,509
	Linde plc	1.625%	3/31/2035	EUR	14,000	13,817
	Linde plc	1.000%	9/30/2051	EUR	8,300	4,769
	MassMutual Global Funding II	5.000%	12/12/2027	GBP	2,000	2,717
	MassMutual Global Funding II	4.625%	10/5/2029	GBP	1,900	2,545
	MassMutual Global Funding II	3.750%	1/19/2030	EUR	2,100	2,485
	MassMutual Global Funding II	3.250%	6/11/2032	EUR	5,000	5,710
	Mastercard Inc.	2.100%	12/1/2027	EUR	3,975	4,610
	Mastercard Inc.	1.000%	2/22/2029	EUR	10,500	11,626
	McDonald's Corp.	1.750%	5/3/2028	EUR	1,200	1,372
	McDonald's Corp.	0.250%	10/4/2028	EUR	4,700	5,158
	McDonald's Corp.	3.800%	3/8/2029	AUD	2,000	1,380
	McDonald's Corp.	2.375%	5/31/2029	EUR	3,000	3,431
	McDonald's Corp.	1.500%	11/28/2029	EUR	2,700	2,985
	McDonald's Corp.	3.875%	2/20/2031	EUR	10,000	11,934
	McDonald's Corp.	1.600%	3/15/2031	EUR	5,000	5,385
	McDonald's Corp.	3.500%	5/21/2032	EUR	10,000	11,620
	McDonald's Corp.	4.107%	8/21/2032	CAD	2,500	1,843
	McDonald's Corp.	2.950%	3/15/2034	GBP	6,200	7,128
	McDonald's Corp.	3.000%	5/31/2034	EUR	10,900	12,054
	McDonald's Corp.	4.250%	3/7/2035	EUR	3,000	3,599
	McDonald's Corp.	4.125%	11/28/2035	EUR	11,000	13,058
	McDonald's Corp.	4.125%	6/11/2054	GBP	600	561

Total International Bond II Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
McKesson Corp.	3.125%	2/17/2029	GBP	511	662
Medtronic Global Holdings SCA	0.375%	10/15/2028	EUR	1,904	2,091
Medtronic Global Holdings SCA	3.000%	10/15/2028	EUR	1,730	2,023
Medtronic Global Holdings SCA	1.625%	3/7/2031	EUR	3,500	3,780
Medtronic Global Holdings SCA	1.000%	7/2/2031	EUR	10,364	10,748
Medtronic Global Holdings SCA	0.750%	10/15/2032	EUR	1,913	1,891
Medtronic Global Holdings SCA	3.375%	10/15/2034	EUR	1,547	1,768
Medtronic Global Holdings SCA	2.250%	3/7/2039	EUR	1,499	1,442
Medtronic Global Holdings SCA	1.500%	7/2/2039	EUR	3,603	3,113
Medtronic Global Holdings SCA	1.375%	10/15/2040	EUR	4,866	3,951
Medtronic Global Holdings SCA	1.750%	7/2/2049	EUR	7,504	5,288
Medtronic Global Holdings SCA	1.625%	10/15/2050	EUR	7,042	4,715
Medtronic Inc.	3.650%	10/15/2029	EUR	2,258	2,684
Medtronic Inc.	2.950%	10/15/2030	EUR	8,500	9,828
Medtronic Inc.	3.875%	10/15/2036	EUR	4,750	5,570
Medtronic Inc.	4.200%	10/15/2045	EUR	3,500	3,931
Medtronic Inc.	4.150%	10/15/2053	EUR	2,953	3,197
Merck & Co. Inc.	2.500%	10/15/2034	EUR	2,574	2,793
Merck & Co. Inc.	1.375%	11/2/2036	EUR	1,184	1,109
Metropolitan Life Global Funding I	4.000%	7/13/2027	AUD	1,419	1,005
Metropolitan Life Global Funding I	0.625%	12/8/2027	GBP	4,529	5,750
Metropolitan Life Global Funding I	4.000%	4/5/2028	EUR	6,000	7,151
Metropolitan Life Global Funding I	1.625%	9/21/2029	GBP	5,000	6,087
Metropolitan Life Global Funding I	5.000%	1/10/2030	GBP	3,000	4,074
Metropolitan Life Global Funding I	3.394%	4/9/2030	CAD	10,172	7,386
Metropolitan Life Global Funding I	3.750%	12/5/2030	EUR	13,100	15,581
Metropolitan Life Global Funding I	3.750%	12/7/2031	EUR	5,000	5,933
Microsoft Corp.	3.125%	12/6/2028	EUR	7,964	9,376
Microsoft Corp.	2.625%	5/2/2033	EUR	2,906	3,283
Mohawk Capital Finance SA	1.750%	6/12/2027	EUR	1,400	1,618
Molson Coors Beverage Co.	3.800%	6/15/2032	EUR	6,000	7,052
Mondelez International Holdings Netherlands BV	0.250%	9/9/2029	EUR	4,637	4,923
Mondelez International Inc.	0.250%	3/17/2028	EUR	35,135	39,064
Mondelez International Inc.	4.625%	7/3/2031	CAD	3,000	2,271
Mondelez International Inc.	0.750%	3/17/2033	EUR	700	674
Mondelez International Inc.	2.375%	3/6/2035	EUR	1,525	1,588
Moody's Corp.	0.950%	2/25/2030	EUR	6,108	6,577
Morgan Stanley	4.656%	3/2/2029	EUR	10,000	12,014
Morgan Stanley	0.495%	10/26/2029	EUR	15,981	17,493
Morgan Stanley	3.790%	3/21/2030	EUR	15,000	17,775
Morgan Stanley	0.497%	2/7/2031	EUR	10,880	11,421
Morgan Stanley	3.383%	1/23/2032	EUR	10,000	11,594
Morgan Stanley	2.950%	5/7/2032	EUR	6,100	6,928
Morgan Stanley	5.789%	11/18/2033	GBP	13,700	18,859
Morgan Stanley	5.148%	1/25/2034	EUR	22,000	27,751
Morgan Stanley	3.955%	3/21/2035	EUR	15,424	18,121
Morgan Stanley	5.213%	10/24/2035	GBP	5,896	7,691
Morgan Stanley	3.749%	11/7/2036	EUR	8,000	9,114
Morgan Stanley	3.981%	1/23/2037	EUR	10,000	11,557
MSD Netherlands Capital BV	3.250%	5/30/2032	EUR	6,400	7,440
MSD Netherlands Capital BV	3.500%	5/30/2037	EUR	5,700	6,464
MSD Netherlands Capital BV	3.700%	5/30/2044	EUR	6,000	6,494
MSD Netherlands Capital BV	3.750%	5/30/2054	EUR	2,700	2,752
Nasdaq Inc.	1.750%	3/28/2029	EUR	4,688	5,269
Nasdaq Inc.	0.875%	2/13/2030	EUR	14,882	15,899
Nasdaq Inc.	4.500%	2/15/2032	EUR	7,509	9,196
Nasdaq Inc.	0.900%	7/30/2033	EUR	3,900	3,750
National Grid North America Inc.	1.054%	1/20/2031	EUR	13,500	14,133
National Grid North America Inc.	3.631%	9/3/2031	EUR	8,000	9,402
National Grid North America Inc.	3.724%	11/25/2034	EUR	5,000	5,752
National Grid North America Inc.	4.061%	9/3/2036	EUR	16,000	18,642
Nestle Capital Corp.	5.250%	4/4/2034	AUD	2,000	1,401
Nestle Capital Corp.	5.250%	3/13/2035	AUD	10,000	6,946
Nestle Finance International Ltd.	0.125%	11/12/2027	EUR	6,000	6,761
Nestle Finance International Ltd.	1.250%	11/2/2029	EUR	1,464	1,621
Nestle Finance International Ltd.	1.500%	4/1/2030	EUR	4,876	5,417
Nestle Finance International Ltd.	1.250%	3/29/2031	EUR	2,096	2,260
Nestle Finance International Ltd.	0.375%	5/12/2032	EUR	4,000	3,976
Nestle Finance International Ltd.	0.000%	3/3/2033	EUR	8,545	8,046
Nestle Finance International Ltd.	1.500%	3/29/2035	EUR	3,500	3,467

Total International Bond II Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
Nestle Finance International Ltd.	1.750%	11/2/2037	EUR	2,975	2,811
Nestle Finance International Ltd.	0.375%	12/3/2040	EUR	3,413	2,452
Nestle Finance International Ltd.	0.875%	6/14/2041	EUR	11,740	8,979
Nestle Finance International Ltd.	3.500%	1/14/2045	EUR	5,000	5,396
Nestle Holdings Inc.	2.192%	1/26/2029	CAD	8,970	6,393
Nestle Holdings Inc.	2.500%	4/4/2032	GBP	12,000	14,303
Nestle Holdings Inc.	5.125%	9/21/2032	GBP	5,000	6,865
Nestle Holdings Inc.	1.375%	6/23/2033	GBP	5,000	5,333
Netflix Inc.	3.625%	5/15/2027	EUR	10,000	11,822
Netflix Inc.	4.625%	5/15/2029	EUR	2,500	3,049
Netflix Inc.	3.875%	11/15/2029	EUR	13,000	15,555
Netflix Inc.	3.625%	6/15/2030	EUR	5,500	6,524
New York Life Global Funding	1.500%	7/15/2027	GBP	3,635	4,760
New York Life Global Funding	2.000%	4/17/2028	CAD	13,207	9,458
New York Life Global Funding	0.750%	12/14/2028	GBP	2,000	2,454
New York Life Global Funding	4.950%	12/7/2029	GBP	11,500	15,693
New York Life Global Funding	3.625%	1/9/2030	EUR	2,700	3,200
New York Life Global Funding	3.450%	1/30/2031	EUR	4,200	4,924
New York Life Global Funding	3.200%	1/15/2032	EUR	9,000	10,371
New York Life Global Funding	4.000%	6/17/2032	CAD	4,400	3,224
New York Life Global Funding	3.625%	6/8/2035	EUR	6,300	7,273
NextEra Energy Capital Holdings Inc.	4.850%	4/30/2031	CAD	4,500	3,439
NextEra Energy Capital Holdings Inc.	4.670%	6/12/2035	CAD	10,750	7,984
NextEra Energy Capital Holdings Inc.	4.200%	2/26/2056	EUR	10,000	11,404
NextEra Energy Capital Holdings Inc.	4.496%	5/15/2056	EUR	5,000	5,644
Novartis AG	0.625%	11/13/2029	CHF	6,355	8,123
Novartis AG	1.050%	5/11/2035	CHF	3,000	3,847
Novartis Finance SA	0.000%	9/23/2028	EUR	17,000	18,594
Novartis Finance SA	1.375%	8/14/2030	EUR	8,956	9,810
Omnicom Capital Holdings plc	2.250%	11/22/2033	GBP	2,271	2,382
Omnicom Finance Holdings plc	0.800%	7/8/2027	EUR	6,896	7,887
Omnicom Finance Holdings plc	1.400%	7/8/2031	EUR	2,231	2,336
Omnicom Finance Holdings plc	3.700%	3/6/2032	EUR	5,000	5,800
Oncor Electric Delivery Co. LLC	3.625%	6/15/2034	EUR	7,000	8,062
Pacific Life Global Funding II	3.125%	6/18/2031	EUR	2,500	2,868
Pacific Life Global Funding II	4.195%	7/29/2032	CAD	2,500	1,846
Parker-Hannifin Corp.	2.900%	3/1/2030	EUR	9,860	11,362
PepsiCo Inc.	0.500%	5/6/2028	EUR	5,826	6,500
PepsiCo Inc.	0.875%	7/18/2028	EUR	1,725	1,930
PepsiCo Inc.	1.125%	3/18/2031	EUR	957	1,014
PepsiCo Inc.	0.400%	10/9/2032	EUR	6,172	5,968
PepsiCo Inc.	0.750%	10/14/2033	EUR	3,455	3,323
PepsiCo Inc.	3.450%	7/28/2037	EUR	5,000	5,629
PepsiCo Inc.	0.875%	10/16/2039	EUR	4,868	3,844
PepsiCo Inc.	1.050%	10/9/2050	EUR	3,093	1,874
Pfizer Inc.	2.735%	6/15/2043	GBP	5,207	4,479
Pfizer Netherlands International Finance BV	4.250%	5/19/2045	EUR	5,000	5,771
Philip Morris International Inc.	2.875%	5/14/2029	EUR	1,228	1,422
Philip Morris International Inc.	0.800%	8/1/2031	EUR	4,461	4,541
Philip Morris International Inc.	3.125%	6/3/2033	EUR	452	515
Philip Morris International Inc.	2.000%	5/9/2036	EUR	2,910	2,847
Philip Morris International Inc.	1.875%	11/6/2037	EUR	1,237	1,146
Philip Morris International Inc.	1.450%	8/1/2039	EUR	7,998	6,608
PPG Industries Inc.	2.750%	6/1/2029	EUR	3,306	3,816
PPG Industries Inc.	3.250%	3/4/2032	EUR	5,000	5,736
Procter & Gamble Co.	4.875%	5/11/2027	EUR	5,000	5,986
Procter & Gamble Co.	1.200%	10/30/2028	EUR	2,321	2,606
Procter & Gamble Co.	1.800%	5/3/2029	GBP	2,198	2,764
Procter & Gamble Co.	1.250%	10/25/2029	EUR	3,459	3,820
Procter & Gamble Co.	0.350%	5/5/2030	EUR	10,000	10,568
Procter & Gamble Co.	3.250%	8/2/2031	EUR	3,000	3,525
Procter & Gamble Co.	1.875%	10/30/2038	EUR	1,184	1,135
Procter & Gamble Co.	0.900%	11/4/2041	EUR	4,000	3,049
Procter & Gamble Co.	3.650%	11/3/2045	EUR	2,000	2,229
Prologis Euro Finance LLC	0.250%	9/10/2027	EUR	6,272	7,076
Prologis Euro Finance LLC	0.375%	2/6/2028	EUR	2,771	3,097
Prologis Euro Finance LLC	1.875%	1/5/2029	EUR	5,579	6,304
Prologis Euro Finance LLC	1.000%	2/8/2029	EUR	7,033	7,768
Prologis Euro Finance LLC	0.625%	9/10/2031	EUR	3,031	3,051
Prologis Euro Finance LLC	0.500%	2/16/2032	EUR	4,603	4,519

Total International Bond II Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
Prologis Euro Finance LLC	3.250%	9/22/2032	EUR	1,750	1,995
Prologis Euro Finance LLC	4.625%	5/23/2033	EUR	9,700	11,901
Prologis Euro Finance LLC	1.500%	2/8/2034	EUR	2,100	2,071
Prologis Euro Finance LLC	4.000%	5/5/2034	EUR	2,800	3,294
Prologis Euro Finance LLC	1.000%	2/6/2035	EUR	1,590	1,454
Prologis Euro Finance LLC	1.000%	2/16/2041	EUR	3,470	2,554
Prologis Euro Finance LLC	4.250%	1/31/2043	EUR	2,000	2,235
Prologis Euro Finance LLC	1.500%	9/10/2049	EUR	1,481	966
Prologis LP	4.700%	3/1/2029	CAD	3,295	2,489
Prologis LP	2.250%	6/30/2029	GBP	5,549	6,980
Prologis LP	5.250%	1/15/2031	CAD	2,100	1,628
Prologis LP	3.600%	2/15/2032	CAD	26,975	19,278
Prologis LP	4.200%	2/15/2033	CAD	950	695
Public Storage Operating Co.	0.500%	9/9/2030	EUR	4,259	4,394
Public Storage Operating Co.	0.875%	1/24/2032	EUR	3,324	3,330
Public Storage Operating Co.	3.500%	1/20/2034	EUR	9,877	11,250
Realty Income Corp.	1.125%	7/13/2027	GBP	6,862	8,906
Realty Income Corp.	4.875%	7/6/2030	EUR	6,769	8,324
Realty Income Corp.	1.625%	12/15/2030	GBP	2,000	2,304
Realty Income Corp.	3.375%	6/20/2031	EUR	6,512	7,512
Realty Income Corp.	5.750%	12/5/2031	GBP	3,077	4,225
Realty Income Corp.	1.750%	7/13/2033	GBP	1,257	1,317
Realty Income Corp.	5.125%	7/6/2034	EUR	2,000	2,511
Realty Income Corp.	3.875%	6/20/2035	EUR	7,217	8,245
Realty Income Corp.	6.000%	12/5/2039	GBP	4,614	6,015
Realty Income Corp.	2.500%	1/14/2042	GBP	1,254	1,044
Robert Bosch Finance LLC	2.750%	5/28/2028	EUR	1,000	1,163
Roche Finance Europe BV	3.564%	5/3/2044	EUR	4,550	4,983
Roche Kapitalmarkt AG	2.000%	9/23/2032	CHF	5,000	6,835
Roche Kapitalmarkt AG	1.000%	2/25/2037	CHF	7,000	8,811
RTX Corp.	2.150%	5/18/2030	EUR	7,184	8,010
Sanofi SA	1.125%	4/5/2028	EUR	5,200	5,912
Sanofi SA	0.875%	3/21/2029	EUR	5,000	5,545
Sanofi SA	1.500%	4/1/2030	EUR	13,400	14,812
Sanofi SA	1.875%	3/21/2038	EUR	3,700	3,559
Schlumberger Finance BV	0.250%	10/15/2027	EUR	6,913	7,811
Schlumberger Finance BV	0.500%	10/15/2031	EUR	4,913	4,959
Schlumberger Finance BV	2.000%	5/6/2032	EUR	2,981	3,217
Schneider Electric SE	1.375%	6/21/2027	EUR	7,200	8,306
Schneider Electric SE	1.500%	1/15/2028	EUR	5,400	6,183
Schneider Electric SE	0.250%	3/11/2029	EUR	4,400	4,769
Schneider Electric SE	3.375%	4/13/2034	EUR	7,000	8,074
Schneider Electric SE	3.250%	10/10/2035	EUR	11,000	12,431
Schneider Electric SE	3.375%	9/3/2036	EUR	7,000	7,922
Schneider Electric SE	3.624%	9/2/2037	EUR	10,000	11,456
Shell International Finance BV	0.125%	11/8/2027	EUR	2,457	2,767
Shell International Finance BV	1.500%	4/7/2028	EUR	8,000	9,127
Shell International Finance BV	1.250%	5/12/2028	EUR	4,217	4,775
Shell International Finance BV	0.750%	8/15/2028	EUR	4,913	5,485
Shell International Finance BV	1.000%	12/10/2030	GBP	4,121	4,790
Shell International Finance BV	1.875%	4/7/2032	EUR	13,913	14,978
Shell International Finance BV	0.875%	11/8/2039	EUR	4,868	3,802
Shell International Finance BV	1.750%	9/10/2052	GBP	2,457	1,414
Signify NV	2.375%	5/11/2027	EUR	4,450	5,165
Simon International Finance SCA	1.125%	3/19/2033	EUR	4,679	4,587
Southern Co.	1.875%	9/15/2081	EUR	3,776	4,299
Stellantis NV	4.500%	7/7/2028	EUR	6,423	7,683
Stellantis NV	0.750%	1/18/2029	EUR	3,000	3,252
Stellantis NV	1.125%	9/18/2029	EUR	4,000	4,309
Stellantis NV	4.375%	3/14/2030	EUR	5,000	5,935
Stellantis NV	4.250%	6/16/2031	EUR	12,900	15,054
Stellantis NV	2.750%	4/1/2032	EUR	5,500	5,858
Stellantis NV	1.250%	6/20/2033	EUR	10,052	9,368
Stellantis NV	4.000%	3/19/2034	EUR	2,500	2,763
Stellantis NV	4.625%	6/6/2035	EUR	6,000	6,825
Stryker Corp.	2.125%	11/30/2027	EUR	6,957	8,047
Stryker Corp.	3.375%	12/11/2028	EUR	4,478	5,278
Stryker Corp.	0.750%	3/1/2029	EUR	9,500	10,420
Stryker Corp.	2.625%	11/30/2030	EUR	5,048	5,734
Stryker Corp.	1.000%	12/3/2031	EUR	5,365	5,507

Total International Bond II Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
Stryker Corp.	3.375%	9/11/2032	EUR	3,500	4,057
Stryker Corp.	3.625%	9/11/2036	EUR	3,500	3,998
Sumisho Air Lease Corp.	5.400%	6/1/2028	CAD	11,924	9,043
Sumisho Air Lease Corp.	3.700%	4/15/2030	EUR	2,900	3,380
Swiss Re Finance UK plc	2.714%	6/4/2052	EUR	7,900	8,516
Thermo Fisher Scientific Finance I BV	0.800%	10/18/2030	EUR	5,286	5,573
Thermo Fisher Scientific Finance I BV	1.125%	10/18/2033	EUR	14,731	14,529
Thermo Fisher Scientific Finance I BV	3.628%	12/1/2035	EUR	28,000	32,235
Thermo Fisher Scientific Finance I BV	1.625%	10/18/2041	EUR	6,747	5,557
Thermo Fisher Scientific Finance I BV	2.000%	10/18/2051	EUR	7,000	5,082
Thermo Fisher Scientific Inc.	0.500%	3/1/2028	EUR	1,899	2,129
Thermo Fisher Scientific Inc.	1.375%	9/12/2028	EUR	552	625
Thermo Fisher Scientific Inc.	1.125%	3/7/2029	CHF	1,500	1,931
Thermo Fisher Scientific Inc.	1.950%	7/24/2029	EUR	5,000	5,657
Thermo Fisher Scientific Inc.	0.875%	10/1/2031	EUR	11,000	11,316
Thermo Fisher Scientific Inc.	3.650%	11/21/2034	EUR	2,800	3,272
Thermo Fisher Scientific Inc.	2.038%	3/7/2036	CHF	2,000	2,699
Thermo Fisher Scientific Inc.	2.875%	7/24/2037	EUR	3,289	3,504
Thermo Fisher Scientific Inc.	1.500%	10/1/2039	EUR	1,906	1,647
Thermo Fisher Scientific Inc.	1.875%	10/1/2049	EUR	2,819	2,057
Time Warner Cable LLC	5.250%	7/15/2042	GBP	2,863	3,075
T-Mobile USA Inc.	3.550%	5/8/2029	EUR	5,200	6,147
T-Mobile USA Inc.	3.200%	2/19/2032	EUR	6,000	6,898
T-Mobile USA Inc.	3.700%	5/8/2032	EUR	6,000	7,083
T-Mobile USA Inc.	3.625%	2/19/2035	EUR	10,000	11,478
T-Mobile USA Inc.	3.850%	5/8/2036	EUR	7,900	9,168
T-Mobile USA Inc.	3.500%	2/11/2037	EUR	5,000	5,569
T-Mobile USA Inc.	3.900%	2/19/2038	EUR	9,000	10,275
T-Mobile USA Inc.	3.800%	2/11/2045	EUR	3,000	3,162
Toyota Motor Credit Corp.	0.125%	11/5/2027	EUR	11,552	12,976
Toyota Motor Credit Corp.	4.050%	9/13/2029	EUR	10,800	12,970
Toyota Motor Credit Corp.	3.850%	7/24/2030	EUR	5,800	6,922
Toyota Motor Credit Corp.	3.625%	7/15/2031	EUR	17,500	20,675
Trillium Windpower LP	5.803%	2/15/2033	CAD	213	163
United Parcel Service Inc.	1.000%	11/15/2028	EUR	6,000	6,722
United Parcel Service Inc.	1.500%	11/15/2032	EUR	1,590	1,637
United Parcel Service Inc.	5.125%	2/12/2050	GBP	500	581
Upjohn Finance BV	1.362%	6/23/2027	EUR	6,910	7,961
Upjohn Finance BV	1.908%	6/23/2032	EUR	5,210	5,377
Utah Acquisition Sub Inc.	3.125%	11/22/2028	EUR	4,833	5,625
Ventas Canada Finance Ltd.	5.100%	3/5/2029	CAD	1,171	890
Verizon Communications Inc.	4.500%	8/17/2027	AUD	7,000	4,988
Verizon Communications Inc.	2.375%	3/22/2028	CAD	21,223	15,299
Verizon Communications Inc.	2.350%	3/23/2028	AUD	600	408
Verizon Communications Inc.	1.125%	11/3/2028	GBP	9,303	11,552
Verizon Communications Inc.	0.375%	3/22/2029	EUR	12,083	13,092
Verizon Communications Inc.	1.875%	10/26/2029	EUR	951	1,063
Verizon Communications Inc.	1.250%	4/8/2030	EUR	7,213	7,796
Verizon Communications Inc.	2.500%	5/16/2030	CAD	3,000	2,103
Verizon Communications Inc.	1.875%	9/19/2030	GBP	2,322	2,754
Verizon Communications Inc.	4.250%	10/31/2030	EUR	7,000	8,466
Verizon Communications Inc.	0.555%	3/24/2031	CHF	3,000	3,758
Verizon Communications Inc.	2.500%	4/8/2031	GBP	466	556
Verizon Communications Inc.	2.625%	12/1/2031	EUR	3,291	3,671
Verizon Communications Inc.	0.875%	3/19/2032	EUR	12,276	12,322
Verizon Communications Inc.	0.750%	3/22/2032	EUR	10,098	10,058
Verizon Communications Inc.	3.500%	6/28/2032	EUR	12,800	14,870
Verizon Communications Inc.	1.300%	5/18/2033	EUR	7,229	7,191
Verizon Communications Inc.	4.750%	2/17/2034	GBP	2,000	2,551
Verizon Communications Inc.	4.750%	10/31/2034	EUR	16,167	20,039
Verizon Communications Inc.	1.125%	9/19/2035	EUR	5,296	4,847
Verizon Communications Inc.	3.125%	11/2/2035	GBP	2,029	2,193
Verizon Communications Inc.	3.750%	2/28/2036	EUR	9,700	11,103
Verizon Communications Inc.	3.375%	10/27/2036	GBP	5,326	5,733
Verizon Communications Inc.	2.875%	1/15/2038	EUR	4,785	4,939
Verizon Communications Inc.	1.875%	11/3/2038	GBP	4,106	3,493
Verizon Communications Inc.	1.500%	9/19/2039	EUR	2,345	1,974
Verizon Communications Inc.	3.500%	11/4/2039	AUD	5,500	2,853
Verizon Communications Inc.	1.850%	5/18/2040	EUR	1,696	1,470
Verizon Communications Inc.	3.996%	6/15/2056	EUR	10,235	11,673

Total International Bond II Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
Verizon Communications Inc.	5.742%	6/15/2056	GBP	5,215	6,885
Verizon Communications Inc.	4.246%	8/15/2056	EUR	3,000	3,420
Visa Inc.	2.000%	6/15/2029	EUR	13,500	15,365
Visa Inc.	2.375%	6/15/2034	EUR	4,500	4,873
Wabtec Transportation Netherlands BV	1.250%	12/3/2027	EUR	2,757	3,138
Walmart Inc.	4.875%	9/21/2029	EUR	5,252	6,524
Walmart Inc.	5.625%	3/27/2034	GBP	6,045	8,469
Wells Fargo & Co.	1.500%	5/24/2027	EUR	9,725	11,247
Wells Fargo & Co.	3.500%	9/12/2029	GBP	2,155	2,786
Wells Fargo & Co.	1.741%	5/4/2030	EUR	4,913	5,495
Wells Fargo & Co.	0.625%	8/14/2030	EUR	3,610	3,769
Wells Fargo & Co.	2.125%	9/24/2031	GBP	17,000	19,744
Wells Fargo & Co.	3.900%	7/22/2032	EUR	21,000	24,896
Wells Fargo & Co.	4.625%	11/2/2035	GBP	1,737	2,174
Welltower OP LLC	4.800%	11/20/2028	GBP	3,650	4,898
Welltower OP LLC	4.500%	12/1/2034	GBP	6,366	7,894
Westlake Corp.	1.625%	7/17/2029	EUR	3,100	3,408
WP Carey Inc.	3.250%	10/2/2031	EUR	4,484	5,125
WP Carey Inc.	3.700%	11/19/2034	EUR	4,108	4,623
WPC Eurobond BV	1.350%	4/15/2028	EUR	4,461	5,035
WPC Eurobond BV	0.950%	6/1/2030	EUR	1,024	1,079
Zimmer Biomet Holdings Inc.	3.518%	12/15/2032	EUR	9,100	10,478
					4,722,745
Total Corporate Bonds (Cost $29,570,064)					29,995,053
Sovereign Bonds (76.6%)
Australia (2.9%)
Australian Capital Territory	3.000%	4/18/2028	AUD	110	76
Australian Capital Territory	2.250%	5/22/2029	AUD	4,650	3,085
Australian Capital Territory	1.750%	5/17/2030	AUD	390	246
Australian Capital Territory	1.750%	10/23/2031	AUD	14,360	8,609
Australian Capital Territory	4.500%	10/23/2034	AUD	25,500	16,961
Australian Capital Territory	5.250%	10/23/2036	AUD	12,000	8,235
Commonwealth of Australia	2.250%	5/21/2028	AUD	151,607	103,942
Commonwealth of Australia	2.750%	11/21/2028	AUD	235,332	161,508
Commonwealth of Australia	3.250%	4/21/2029	AUD	229,969	158,940
Commonwealth of Australia	2.750%	11/21/2029	AUD	260,415	175,597
Commonwealth of Australia	2.500%	5/21/2030	AUD	217,425	143,932
Commonwealth of Australia	1.000%	12/21/2030	AUD	192,581	117,398
Commonwealth of Australia	1.500%	6/21/2031	AUD	219,052	134,634
Commonwealth of Australia	1.000%	11/21/2031	AUD	216,185	127,327
Commonwealth of Australia	1.250%	5/21/2032	AUD	190,458	111,804
Commonwealth of Australia	1.750%	11/21/2032	AUD	162,599	96,985
Commonwealth of Australia	4.500%	4/21/2033	AUD	124,730	87,925
Commonwealth of Australia	3.000%	11/21/2033	AUD	149,170	94,670
Commonwealth of Australia	3.750%	5/21/2034	AUD	177,500	117,887
Commonwealth of Australia	4.250%	6/21/2034	AUD	50,000	34,363
Commonwealth of Australia	3.500%	12/21/2034	AUD	143,000	92,473
Commonwealth of Australia	2.750%	6/21/2035	AUD	158,718	95,674
Commonwealth of Australia	4.250%	12/21/2035	AUD	125,000	84,845
Commonwealth of Australia	4.250%	3/21/2036	AUD	105,000	71,129
Commonwealth of Australia	4.250%	10/21/2036	AUD	80,000	53,945
Commonwealth of Australia	3.750%	4/21/2037	AUD	83,531	53,558
Commonwealth of Australia	4.750%	10/21/2037	AUD	95,000	66,536
Commonwealth of Australia	3.250%	6/21/2039	AUD	53,137	31,404
Commonwealth of Australia	2.750%	5/21/2041	AUD	70,669	37,955
Commonwealth of Australia	3.000%	3/21/2047	AUD	80,516	40,844
Commonwealth of Australia	1.750%	6/21/2051	AUD	85,351	30,659
Commonwealth of Australia	4.750%	6/21/2054	AUD	55,500	36,227
Export Finance & Insurance Corp.	4.165%	11/18/2030	AUD	29,700	20,653
Housing Australia	2.380%	3/28/2029	AUD	1,435	959
Housing Australia	1.520%	5/27/2030	AUD	4,500	2,815
Housing Australia	1.410%	6/29/2032	AUD	4,550	2,602
Housing Australia	2.335%	6/30/2036	AUD	1,265	679
Housing Australia	5.785%	11/8/2038	AUD	3,580	2,592
New South Wales Treasury Corp.	3.000%	5/20/2027	AUD	64,134	45,343
New South Wales Treasury Corp.	3.000%	3/20/2028	AUD	79,668	55,399
New South Wales Treasury Corp.	3.000%	11/15/2028	AUD	9,794	6,725
New South Wales Treasury Corp.	3.000%	4/20/2029	AUD	18,463	12,580

Total International Bond II Index Fund
		Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
	New South Wales Treasury Corp.	3.000%	2/20/2030	AUD	87,903	58,938
	New South Wales Treasury Corp.	1.250%	11/20/2030	AUD	38,516	23,455
	New South Wales Treasury Corp.	2.000%	3/20/2031	AUD	100,691	62,893
	New South Wales Treasury Corp.	1.500%	2/20/2032	AUD	54,231	31,870
	New South Wales Treasury Corp.	2.500%	11/22/2032	AUD	15,000	9,147
	New South Wales Treasury Corp.	2.000%	3/8/2033	AUD	86,212	50,338
	New South Wales Treasury Corp.	1.750%	3/20/2034	AUD	66,000	36,371
	New South Wales Treasury Corp.	4.750%	2/20/2035	AUD	45,000	30,711
	New South Wales Treasury Corp.	4.750%	9/20/2035	AUD	15,000	10,152
	New South Wales Treasury Corp.	4.250%	2/20/2036	AUD	86,000	55,576
	New South Wales Treasury Corp.	4.750%	2/20/2037	AUD	45,000	29,882
	New South Wales Treasury Corp.	3.500%	11/20/2037	AUD	2,158	1,254
	New South Wales Treasury Corp.	5.250%	2/24/2038	AUD	28,000	19,192
	New South Wales Treasury Corp.	5.250%	2/22/2039	AUD	55,000	37,322
	New South Wales Treasury Corp.	2.250%	11/20/2040	AUD	8,603	3,963
	New South Wales Treasury Corp.	2.250%	5/7/2041	AUD	24,500	11,104
	New South Wales Treasury Corp.	2.450%	8/24/2050	AUD	89	34
	Northern Territory Treasury Corp.	3.500%	4/21/2028	AUD	1,100	770
	Northern Territory Treasury Corp.	2.000%	5/21/2029	AUD	5,000	3,291
	Northern Territory Treasury Corp.	3.500%	5/21/2030	AUD	6,100	4,124
	Northern Territory Treasury Corp.	2.000%	4/21/2031	AUD	7,600	4,687
	Northern Territory Treasury Corp.	3.750%	4/21/2033	AUD	7,900	5,083
	Northern Territory Treasury Corp.	5.500%	3/21/2036	AUD	17,500	12,193
	Northern Territory Treasury Corp.	5.250%	5/21/2038	AUD	1,800	1,203
	Northern Territory Treasury Corp.	4.100%	11/21/2042	AUD	500	277
[1]	Queensland Treasury Corp.	3.250%	7/21/2028	AUD	44,701	31,064
[1]	Queensland Treasury Corp.	3.250%	8/21/2029	AUD	32,949	22,486
[1]	Queensland Treasury Corp.	3.500%	8/21/2030	AUD	61,883	41,892
[1]	Queensland Treasury Corp.	1.250%	3/10/2031	AUD	15,000	9,022
[1]	Queensland Treasury Corp.	1.750%	8/21/2031	AUD	64,678	39,257
[1]	Queensland Treasury Corp.	1.500%	3/2/2032	AUD	10,700	6,281
[1]	Queensland Treasury Corp.	1.500%	8/20/2032	AUD	99,631	57,269
[1]	Queensland Treasury Corp.	4.500%	3/9/2033	AUD	6,500	4,477
	Queensland Treasury Corp.	6.500%	3/14/2033	AUD	4,065	3,133
	Queensland Treasury Corp.	2.000%	8/22/2033	AUD	58,000	33,232
[1]	Queensland Treasury Corp.	1.750%	7/20/2034	AUD	64,875	35,154
[1]	Queensland Treasury Corp.	3.250%	5/21/2035	EUR	11,000	12,668
	Queensland Treasury Corp.	3.250%	5/21/2035	EUR	13,582	15,641
[1]	Queensland Treasury Corp.	4.500%	8/22/2035	AUD	53,000	35,090
[1]	Queensland Treasury Corp.	5.250%	7/21/2036	AUD	62,000	43,143
[1]	Queensland Treasury Corp.	5.000%	7/21/2037	AUD	20,000	13,464
[1]	Queensland Treasury Corp.	5.250%	8/13/2038	AUD	10,455	7,113
[1]	Queensland Treasury Corp.	2.250%	4/16/2040	AUD	7,346	3,403
[1]	Queensland Treasury Corp.	2.250%	11/20/2041	AUD	7,248	3,216
[1]	Queensland Treasury Corp.	4.200%	2/20/2047	AUD	8,749	4,861
	South Australian Government Financing Authority	4.000%	5/24/2029	AUD	50,000	34,969
	South Australian Government Financing Authority	2.750%	5/24/2030	AUD	37,989	25,017
	South Australian Government Financing Authority	4.500%	5/23/2031	AUD	20,000	13,977
	South Australian Government Financing Authority	1.750%	5/24/2032	AUD	30,665	18,077
	South Australian Government Financing Authority	1.750%	5/24/2034	AUD	35,000	19,100
	Tasmanian Public Finance Corp.	3.250%	1/24/2028	AUD	735	514
	Tasmanian Public Finance Corp.	2.000%	1/24/2030	AUD	265	171
	Tasmanian Public Finance Corp.	4.750%	1/21/2031	AUD	5,000	3,524
	Tasmanian Public Finance Corp.	2.250%	1/22/2032	AUD	28,158	17,186
	Tasmanian Public Finance Corp.	5.250%	1/23/2036	AUD	15,000	10,344
	Treasury Corp. of Victoria	1.250%	11/19/2027	AUD	22,321	15,184
	Treasury Corp. of Victoria	3.000%	10/20/2028	AUD	35,964	24,729
	Treasury Corp. of Victoria	2.500%	10/22/2029	AUD	52,889	35,032
	Treasury Corp. of Victoria	1.500%	11/20/2030	AUD	31,540	19,410
	Treasury Corp. of Victoria	1.500%	9/10/2031	AUD	54,099	32,268
	Treasury Corp. of Victoria	4.250%	12/20/2032	AUD	95,982	64,855
	Treasury Corp. of Victoria	2.250%	9/15/2033	AUD	99,516	57,837
	Treasury Corp. of Victoria	2.250%	11/20/2034	AUD	84,782	47,294
	Treasury Corp. of Victoria	2.000%	9/17/2035	AUD	63,116	33,347
	Treasury Corp. of Victoria	4.750%	9/15/2036	AUD	100,000	66,500
	Treasury Corp. of Victoria	2.000%	11/20/2037	AUD	17,516	8,526
	Treasury Corp. of Victoria	5.250%	9/15/2038	AUD	29,000	19,653
	Treasury Corp. of Victoria	5.500%	9/15/2039	AUD	50,000	34,278
	Treasury Corp. of Victoria	5.000%	11/20/2040	AUD	30,000	19,323
	Treasury Corp. of Victoria	2.250%	11/20/2041	AUD	17,167	7,566

Total International Bond II Index Fund
		Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
	Treasury Corp. of Victoria	2.250%	11/20/2042	AUD	5,000	2,147
	Western Australian Treasury Corp.	3.000%	10/21/2027	AUD	4,897	3,435
	Western Australian Treasury Corp.	3.250%	7/20/2028	AUD	24,607	17,094
	Western Australian Treasury Corp.	2.750%	7/24/2029	AUD	22,991	15,470
	Western Australian Treasury Corp.	1.500%	10/22/2030	AUD	36,400	22,473
	Western Australian Treasury Corp.	1.750%	10/22/2031	AUD	40,131	24,303
	Western Australian Treasury Corp.	4.500%	7/21/2032	AUD	20,000	13,871
	Western Australian Treasury Corp.	2.000%	10/24/2034	AUD	24,629	13,599
	Western Australian Treasury Corp.	5.000%	10/21/2037	AUD	25,000	16,978
	Western Australian Treasury Corp.	2.250%	7/23/2041	AUD	1,006	460
						4,233,927
Austria (1.2%)
[2]	Autobahnen- und Schnell- strassen-Finanzierungs AG	0.100%	7/9/2029	EUR	4,461	4,788
[2]	Autobahnen- und Schnell- strassen-Finanzierungs AG	1.500%	9/15/2030	EUR	12,450	13,736
[2]	Autobahnen- und Schnell- strassen-Finanzierungs AG	0.125%	6/2/2031	EUR	6,150	6,233
[2]	Autobahnen- und Schnell- strassen-Finanzierungs AG	2.750%	6/11/2032	EUR	100	115
[2]	Autobahnen- und Schnell- strassen-Finanzierungs AG	2.750%	6/20/2033	EUR	2,192	2,497
[2]	Autobahnen- und Schnell- strassen-Finanzierungs AG	2.750%	10/2/2034	EUR	15,200	17,184
[2]	Autobahnen- und Schnell- strassen-Finanzierungs AG	0.100%	7/16/2035	EUR	2,750	2,399
[2]	Oesterreichische Kontrollbank AG	2.875%	2/25/2030	CHF	8,210	11,405
[1]	Republic of Austria	0.750%	2/20/2028	EUR	37,190	42,205
[1]	Republic of Austria	0.000%	10/20/2028	EUR	17,760	19,520
[1]	Republic of Austria	0.500%	2/20/2029	EUR	743	820
[1]	Republic of Austria	2.500%	10/20/2029	EUR	225,585	262,294
[1]	Republic of Austria	0.000%	2/20/2030	EUR	113,063	119,407
[1]	Republic of Austria	3.450%	10/20/2030	EUR	135,000	162,315
[1]	Republic of Austria	0.000%	2/20/2031	EUR	136,491	139,744
[1]	Republic of Austria	0.900%	2/20/2032	EUR	32,000	33,461
[1]	Republic of Austria	2.800%	9/20/2032	EUR	55,306	64,118
[1]	Republic of Austria	2.900%	2/20/2033	EUR	58,779	68,323
[1]	Republic of Austria	2.900%	2/20/2034	EUR	130,000	150,007
[1]	Republic of Austria	2.400%	5/23/2034	EUR	1,860	2,067
[1]	Republic of Austria	5.375%	12/1/2034	CAD	798	632
[1]	Republic of Austria	3.200%	2/20/2036	EUR	89,217	103,734
[1]	Republic of Austria	0.250%	10/20/2036	EUR	54,294	46,515
[1]	Republic of Austria	4.150%	3/15/2037	EUR	42,969	54,073
	Republic of Austria	3.200%	7/15/2039	EUR	33,757	38,263
	Republic of Austria	0.840%	5/22/2040	CHF	8,000	9,961
[1]	Republic of Austria	0.000%	10/20/2040	EUR	68,567	48,082
[1]	Republic of Austria	3.150%	6/20/2044	EUR	24,502	26,646
	Republic of Austria	1.008%	6/13/2045	CHF	10,000	12,489
[1]	Republic of Austria	1.500%	2/20/2047	EUR	38,873	30,884
[1]	Republic of Austria	1.850%	5/23/2049	EUR	30,615	25,330
[1]	Republic of Austria	0.750%	3/20/2051	EUR	50,376	30,256
[1]	Republic of Austria	3.150%	10/20/2053	EUR	69,025	71,235
[1]	Republic of Austria	3.750%	3/20/2056	EUR	12,000	13,863
[1]	Republic of Austria	3.800%	1/26/2062	EUR	13,303	15,425
[1]	Republic of Austria	0.700%	4/20/2071	EUR	75,013	30,290
[1]	Republic of Austria	2.100%	9/20/2117	EUR	22,687	15,355
						1,695,671
Belgium (1.8%)
	Communaute Francaise de Belgique	0.625%	6/11/2035	EUR	14,100	12,493
	Communaute Francaise de Belgique	3.800%	6/22/2040	EUR	13,500	15,018
[8]	Dexia Credit Local SA	1.000%	10/18/2027	EUR	5,950	6,794
[8]	Dexia Credit Local SA	0.000%	1/21/2028	EUR	6,100	6,809
[8]	Dexia Credit Local SA	3.125%	6/1/2028	EUR	20,000	23,528
[8]	Dexia SA	4.125%	10/22/2030	GBP	4,400	5,816
[1,9]	Kingdom of Belgium	0.800%	6/22/2027	EUR	190,380	218,974
[1]	Kingdom of Belgium	0.000%	10/22/2027	EUR	39,652	44,750
	Kingdom of Belgium	5.500%	3/28/2028	EUR	47,352	58,376
[1,9]	Kingdom of Belgium	0.800%	6/22/2028	EUR	55,498	62,542
[1]	Kingdom of Belgium	0.900%	6/22/2029	EUR	74,719	82,687
[1,9]	Kingdom of Belgium	2.700%	10/22/2029	EUR	118,293	138,036
[1]	Kingdom of Belgium	0.100%	6/22/2030	EUR	49,856	52,153
[1]	Kingdom of Belgium	2.600%	10/22/2030	EUR	85,000	98,170
[1]	Kingdom of Belgium	1.000%	6/22/2031	EUR	34,229	36,316
[1]	Kingdom of Belgium	0.000%	10/22/2031	EUR	69,188	68,786
	Kingdom of Belgium	4.000%	3/28/2032	EUR	36,938	45,418
[1]	Kingdom of Belgium	0.350%	6/22/2032	EUR	140,047	138,920

Total International Bond II Index Fund
		Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
[1]	Kingdom of Belgium	1.250%	4/22/2033	EUR	42,936	44,323
[1]	Kingdom of Belgium	3.000%	6/22/2033	EUR	87,488	100,997
[1]	Kingdom of Belgium	3.000%	6/22/2034	EUR	30,258	34,577
[1]	Kingdom of Belgium	2.850%	10/22/2034	EUR	51,735	58,176
[1]	Kingdom of Belgium	5.000%	3/28/2035	EUR	23,496	30,760
[1]	Kingdom of Belgium	3.100%	6/22/2035	EUR	186,910	212,331
[1]	Kingdom of Belgium	3.400%	6/22/2036	EUR	10,629	12,246
[1,9]	Kingdom of Belgium	1.450%	6/22/2037	EUR	25,000	23,387
[1]	Kingdom of Belgium	1.900%	6/22/2038	EUR	33,609	32,262
[1]	Kingdom of Belgium	2.750%	4/22/2039	EUR	103,238	107,968
[1,9]	Kingdom of Belgium	0.400%	6/22/2040	EUR	40,560	29,514
[1]	Kingdom of Belgium	3.450%	6/22/2042	EUR	96,727	105,461
[1]	Kingdom of Belgium	3.450%	6/22/2043	EUR	108,531	117,259
[10]	Kingdom of Belgium	3.750%	6/22/2045	EUR	44,522	49,586
[1,10]	Kingdom of Belgium	1.600%	6/22/2047	EUR	15,980	11,934
[1,10]	Kingdom of Belgium	1.700%	6/22/2050	EUR	62,154	44,775
[1,10]	Kingdom of Belgium	1.400%	6/22/2053	EUR	22,579	14,167
[1,10]	Kingdom of Belgium	3.300%	6/22/2054	EUR	22,162	21,595
[1,10]	Kingdom of Belgium	3.500%	6/22/2055	EUR	76,724	77,041
[1]	Kingdom of Belgium	4.350%	6/22/2056	EUR	57,793	67,219
[1]	Kingdom of Belgium	2.250%	6/22/2057	EUR	54,557	41,001
[1]	Kingdom of Belgium	2.150%	6/22/2066	EUR	42,130	28,928
[1]	Kingdom of Belgium	0.650%	6/22/2071	EUR	21,294	7,566
	Ministeries Van de Vlaamse Gemeenschap	0.010%	6/23/2027	EUR	4,300	4,893
	Ministeries Van de Vlaamse Gemeenschap	0.300%	10/20/2031	EUR	12,000	11,981
	Ministeries Van de Vlaamse Gemeenschap	3.250%	4/5/2033	EUR	12,700	14,743
	Ministeries Van de Vlaamse Gemeenschap	3.125%	6/22/2034	EUR	17,800	20,225
	Ministeries Van de Vlaamse Gemeenschap	3.375%	6/22/2036	EUR	45,100	51,153
	Ministeries Van de Vlaamse Gemeenschap	1.000%	10/13/2036	EUR	5,200	4,649
	Ministeries Van de Vlaamse Gemeenschap	3.250%	6/22/2037	EUR	10,000	11,083
	Ministeries Van de Vlaamse Gemeenschap	1.500%	7/12/2038	EUR	1,500	1,344
	Ministeries Van de Vlaamse Gemeenschap	3.675%	6/22/2040	EUR	10,600	11,847
	Ministeries Van de Vlaamse Gemeenschap	1.875%	6/2/2042	EUR	1,700	1,467
	Ministeries Van de Vlaamse Gemeenschap	4.000%	9/26/2042	EUR	19,800	22,542
	Ministeries Van de Vlaamse Gemeenschap	3.250%	1/12/2043	EUR	14,000	14,460
	Ministeries Van de Vlaamse Gemeenschap	1.500%	4/11/2044	EUR	3,200	2,459
	Ministeries Van de Vlaamse Gemeenschap	3.500%	6/22/2045	EUR	9,700	10,174
	Ministeries Van de Vlaamse Gemeenschap	4.250%	6/22/2050	EUR	10,000	11,354
	Ministeries Van de Vlaamse Gemeenschap	1.000%	1/23/2051	EUR	8,100	4,632
	Region Wallonne Belgium	0.500%	4/8/2030	EUR	6,400	6,745
	Region Wallonne Belgium	0.375%	10/22/2031	EUR	2,800	2,783
	Region Wallonne Belgium	1.250%	5/3/2034	EUR	13,400	13,062
	Region Wallonne Belgium	0.500%	6/22/2037	EUR	7,000	5,618
	Region Wallonne Belgium	1.050%	6/22/2040	EUR	3,000	2,300
	Region Wallonne Belgium	3.500%	3/15/2043	EUR	15,000	15,556
	Region Wallonne Belgium	0.650%	1/16/2051	EUR	4,500	2,211
	Region Wallonne Belgium	3.900%	6/22/2054	EUR	12,000	12,263
	Region Wallonne Belgium	1.250%	6/22/2071	EUR	2,800	1,249
						2,649,452
Bulgaria (0.1%)
	Republic of Bulgaria	3.000%	3/21/2028	EUR	12,184	14,314
	Republic of Bulgaria	4.125%	9/23/2029	EUR	3,200	3,886
	Republic of Bulgaria	4.375%	5/13/2031	EUR	27,912	34,463
	Republic of Bulgaria	3.625%	9/5/2032	EUR	2,701	3,196
	Republic of Bulgaria	4.500%	1/27/2033	EUR	5,790	7,187
	Republic of Bulgaria	3.500%	5/7/2034	EUR	11,000	12,713
	Republic of Bulgaria	3.375%	7/18/2035	EUR	64,415	72,818
	Republic of Bulgaria	4.875%	5/13/2036	EUR	13,508	17,030
	Republic of Bulgaria	4.250%	9/5/2044	EUR	5,792	6,602
						172,209
Canada (5.3%)
	55 Ontario School Board Trust	5.900%	6/2/2033	CAD	2,520	2,072
	British Columbia Investment Management Corp.	3.400%	6/2/2030	CAD	22,500	16,580
	British Columbia Investment Management Corp.	4.900%	6/2/2033	CAD	16,000	12,636
	British Columbia Investment Management Corp.	4.000%	6/2/2035	CAD	10,000	7,383
	British Columbia Municipal Finance Authority	3.050%	10/23/2028	CAD	3,732	2,746
	British Columbia Municipal Finance Authority	2.550%	10/9/2029	CAD	7,326	5,282
	British Columbia Municipal Finance Authority	2.300%	4/15/2031	CAD	2,129	1,487
	Canada	2.750%	5/1/2027	CAD	84,660	62,327

Total International Bond II Index Fund
		Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
	Canada	1.000%	6/1/2027	CAD	31,915	23,050
	Canada	8.000%	6/1/2027	CAD	2,497	1,941
	Canada	2.500%	8/1/2027	CAD	138,000	101,189
	Canada	2.750%	9/1/2027	CAD	73,910	54,340
	Canada	2.500%	11/1/2027	CAD	138,060	101,068
	Canada	2.250%	2/1/2028	CAD	100,000	72,771
	Canada	3.500%	3/1/2028	CAD	12,923	9,606
	Canada	2.500%	5/1/2028	CAD	198,000	144,449
	Canada	2.000%	6/1/2028	CAD	24,967	18,026
	Canada	3.250%	9/1/2028	CAD	91,280	67,582
	Canada	4.000%	3/1/2029	CAD	167,075	126,150
	Canada	5.750%	6/1/2029	CAD	18,276	14,518
	Canada	3.500%	9/1/2029	CAD	192,062	143,258
[1]	Canada	2.250%	12/1/2029	CAD	27,982	20,028
	Canada	2.750%	3/1/2030	CAD	159,300	115,704
	Canada	1.250%	6/1/2030	CAD	127,269	86,968
	Canada	2.750%	9/1/2030	CAD	261,250	188,983
	Canada	0.500%	12/1/2030	CAD	41,417	27,033
	Canada	2.750%	3/1/2031	CAD	183,575	132,431
	Canada	1.500%	6/1/2031	CAD	165,765	112,264
	Canada	1.500%	12/1/2031	CAD	165,135	110,680
	Canada	2.000%	6/1/2032	CAD	122,988	84,035
	Canada	2.500%	12/1/2032	CAD	59,180	41,396
	Canada	2.750%	6/1/2033	CAD	67,277	47,584
	Canada	5.750%	6/1/2033	CAD	35,982	30,416
	Canada	3.250%	12/1/2033	CAD	63,905	46,530
	Canada	3.500%	3/1/2034	CAD	25,500	18,860
	Canada	3.000%	6/1/2034	CAD	153,087	109,137
	Canada	3.250%	12/1/2034	CAD	158,339	114,559
	Canada	3.250%	6/1/2035	CAD	201,570	145,330
	Canada	3.250%	12/1/2035	CAD	200,971	144,305
	Canada	3.250%	3/1/2036	CAD	22,000	15,754
	Canada	3.250%	6/1/2036	CAD	101,238	72,368
	Canada	5.000%	6/1/2037	CAD	46,339	38,361
	Canada	4.000%	6/1/2041	CAD	48,565	36,830
[10]	Canada	3.500%	12/1/2045	CAD	42,005	29,582
[10]	Canada	2.750%	12/1/2048	CAD	58,612	35,890
[10]	Canada	2.000%	12/1/2051	CAD	155,413	78,982
[10]	Canada	1.750%	12/1/2053	CAD	121,968	56,935
[10]	Canada	2.750%	12/1/2055	CAD	122,090	71,390
	Canada	2.750%	12/1/2057	CAD	130,363	88,526
	Canada	2.750%	12/1/2064	CAD	29,780	16,814
[1]	Canada Housing Trust No. 1	2.350%	6/15/2027	CAD	41,785	30,607
[1]	Canada Housing Trust No. 1	3.800%	6/15/2027	CAD	12,050	8,967
[1]	Canada Housing Trust No. 1	3.600%	12/15/2027	CAD	53,050	39,463
[1]	Canada Housing Trust No. 1	2.350%	3/15/2028	CAD	10,250	7,463
[1]	Canada Housing Trust No. 1	2.650%	3/15/2028	CAD	15,450	11,306
[1]	Canada Housing Trust No. 1	3.100%	6/15/2028	CAD	28,100	20,723
[1]	Canada Housing Trust No. 1	2.650%	12/15/2028	CAD	43,580	31,726
[1]	Canada Housing Trust No. 1	4.250%	12/15/2028	CAD	43,500	32,955
[1]	Canada Housing Trust No. 1	3.700%	6/15/2029	CAD	25,360	18,982
[1]	Canada Housing Trust No. 1	2.100%	9/15/2029	CAD	18,540	13,196
[1]	Canada Housing Trust No. 1	2.900%	12/15/2029	CAD	88,000	64,178
[1]	Canada Housing Trust No. 1	1.750%	6/15/2030	CAD	16,505	11,469
[1]	Canada Housing Trust No. 1	2.850%	6/15/2030	CAD	60,000	43,554
	Canada Housing Trust No. 1	2.850%	12/15/2030	CAD	58,750	42,460
[1]	Canada Housing Trust No. 1	1.400%	3/15/2031	CAD	16,490	11,108
[1]	Canada Housing Trust No. 1	1.900%	3/15/2031	CAD	7,190	4,961
[1]	Canada Housing Trust No. 1	3.200%	6/15/2031	CAD	61,300	44,840
[1]	Canada Housing Trust No. 1	1.600%	12/15/2031	CAD	9,370	6,269
[1]	Canada Housing Trust No. 1	2.150%	12/15/2031	CAD	8,640	5,958
[1]	Canada Housing Trust No. 1	2.450%	12/15/2031	CAD	6,455	4,524
[1]	Canada Housing Trust No. 1	3.550%	9/15/2032	CAD	28,330	20,954
[1]	Canada Housing Trust No. 1	3.650%	6/15/2033	CAD	35,700	26,449
[1]	Canada Housing Trust No. 1	4.150%	6/15/2033	CAD	28,325	21,650
[1]	Canada Housing Trust No. 1	4.250%	3/15/2034	CAD	68,075	52,268
[1]	Canada Housing Trust No. 1	3.500%	12/15/2034	CAD	38,500	27,961
	Canada Housing Trust No. 1	3.450%	3/15/2035	CAD	920	665
	Canada Housing Trust No. 1	3.600%	9/15/2035	CAD	34,740	25,292
	Canada Housing Trust No. 1	3.500%	3/15/2036	CAD	54,000	38,834

Total International Bond II Index Fund
		Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
	Canada Post Corp.	4.360%	7/16/2040	CAD	1,789	1,331
[1]	CDP Financial Inc.	3.000%	4/11/2029	EUR	11,182	13,119
	CDP Financial Inc.	4.200%	12/2/2030	CAD	7,000	5,324
	CDP Financial Inc.	3.650%	6/2/2034	CAD	4,000	2,901
	CDP Financial Inc.	3.650%	6/2/2035	CAD	6,080	4,347
	CDP Financial Inc.	3.250%	9/30/2035	EUR	25,000	28,749
	City of Montreal	3.150%	9/1/2028	CAD	2,795	2,062
	City of Montreal	2.300%	9/1/2029	CAD	2,131	1,528
	City of Montreal	1.750%	9/1/2030	CAD	3,449	2,387
	City of Montreal	2.000%	9/1/2031	CAD	5,458	3,725
	City of Montreal	4.250%	12/1/2032	CAD	2,154	1,632
	City of Montreal	4.250%	9/1/2033	CAD	1,200	904
	City of Montreal	3.900%	9/1/2034	CAD	10,000	7,292
	City of Montreal	4.100%	12/1/2034	CAD	1,566	1,156
	City of Montreal	3.500%	12/1/2038	CAD	4,239	2,825
	City of Montreal	2.400%	12/1/2041	CAD	3,924	2,153
	City of Montreal	4.700%	12/1/2041	CAD	2,354	1,736
	City of Montreal	6.000%	6/1/2043	CAD	1,987	1,668
	City of Montreal	4.400%	12/1/2043	CAD	6,000	4,210
	City of Ottawa Ontario	3.750%	10/2/2034	CAD	2,350	1,703
	CPPIB Capital Inc.	4.450%	9/1/2027	AUD	6,000	4,301
	CPPIB Capital Inc.	1.250%	12/7/2027	GBP	5,250	6,778
	CPPIB Capital Inc.	3.250%	3/8/2028	CAD	13,600	10,056
	CPPIB Capital Inc.	3.000%	6/15/2028	CAD	10,697	7,864
	CPPIB Capital Inc.	4.400%	1/15/2029	AUD	16,000	11,371
	CPPIB Capital Inc.	0.875%	2/6/2029	EUR	9,133	10,148
	CPPIB Capital Inc.	3.600%	6/2/2029	CAD	7,000	5,211
	CPPIB Capital Inc.	1.125%	12/14/2029	GBP	8,000	9,638
	CPPIB Capital Inc.	3.350%	12/2/2030	CAD	7,030	5,175
	CPPIB Capital Inc.	0.050%	2/24/2031	EUR	5,250	5,340
	CPPIB Capital Inc.	3.950%	6/2/2032	CAD	30,700	23,099
	CPPIB Capital Inc.	4.750%	6/2/2033	CAD	31,000	24,351
	CPPIB Capital Inc.	5.200%	3/4/2034	AUD	17,000	12,038
	CPPIB Capital Inc.	4.300%	6/2/2034	CAD	33,500	25,665
	CPPIB Capital Inc.	4.000%	6/2/2035	CAD	6,500	4,827
	CPPIB Capital Inc.	3.250%	8/27/2035	EUR	11,500	13,277
	CPPIB Capital Inc.	0.750%	2/2/2037	EUR	12,500	10,969
	CPPIB Capital Inc.	0.250%	1/18/2041	EUR	23,018	16,326
	CPPIB Capital Inc.	0.750%	7/15/2049	EUR	2,327	1,410
	CPPIB Capital Inc.	1.625%	10/22/2071	GBP	3,250	1,473
	Export Development Canada	2.875%	1/19/2028	EUR	30,000	35,221
	Export Development Canada	4.500%	9/6/2028	AUD	20,000	14,217
	Export Development Canada	4.500%	8/8/2029	AUD	30,000	21,190
	First Nations Finance Authority	3.050%	6/1/2028	CAD	507	373
	First Nations Finance Authority	1.710%	6/16/2030	CAD	3,539	2,438
	First Nations Finance Authority	2.850%	6/1/2032	CAD	3,845	2,717
	First Nations Finance Authority	4.100%	6/1/2034	CAD	1,800	1,348
	First Nations Finance Authority	4.050%	6/1/2035	CAD	7,120	5,268
	First Nations Finance Authority	4.700%	12/1/2056	CAD	460	331
	Government of the Northwest Territories	2.200%	9/29/2051	CAD	491	223
	Greater Sudbury Canada	2.416%	3/12/2050	CAD	827	398
	Hydro-Quebec	2.000%	9/1/2028	CAD	8,727	6,265
	Hydro-Quebec	3.400%	9/1/2029	CAD	5,500	4,069
	Hydro-Quebec	6.000%	8/15/2031	CAD	4,550	3,753
	Hydro-Quebec	3.550%	9/1/2032	CAD	2,000	1,465
	Hydro-Quebec	3.600%	9/1/2033	CAD	3,100	2,263
	Hydro-Quebec	6.500%	1/16/2035	CAD	2,035	1,780
	Hydro-Quebec	6.500%	2/15/2035	CAD	3,308	2,889
	Hydro-Quebec	6.000%	2/15/2040	CAD	20,732	17,618
	Hydro-Quebec	5.000%	2/15/2045	CAD	20,795	15,884
	Hydro-Quebec	5.000%	2/15/2050	CAD	29,576	22,543
	Hydro-Quebec	4.000%	2/15/2055	CAD	38,907	25,319
	Hydro-Quebec	2.100%	2/15/2060	CAD	34,187	14,144
	Hydro-Quebec	4.000%	2/15/2063	CAD	42,643	27,443
	Hydro-Quebec	4.000%	2/15/2065	CAD	34,360	22,131
[1]	Labrador-Island Link Funding Trust	3.760%	6/1/2033	CAD	4,412	3,271
[1]	Labrador-Island Link Funding Trust	3.860%	12/1/2045	CAD	3,311	2,202
[1]	Labrador-Island Link Funding Trust	3.850%	12/1/2053	CAD	3,339	2,170
	Maritime Link Financing Trust	3.500%	12/1/2052	CAD	4,395	2,998
	Maritime Link Financing Trust	4.048%	12/1/2052	CAD	966	693

Total International Bond II Index Fund
		Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
	Municipal Finance Authority of British Columbia	4.500%	12/3/2028	CAD	6,000	4,572
	Municipal Finance Authority of British Columbia	3.300%	10/2/2030	CAD	3,900	2,875
	Municipal Finance Authority of British Columbia	4.050%	12/3/2033	CAD	2,600	1,952
	Municipal Finance Authority of British Columbia	3.750%	12/3/2034	CAD	3,800	2,751
	Municipal Finance Authority of British Columbia	4.050%	6/3/2035	CAD	11,500	8,455
	Municipal Finance Authority of British Columbia	2.500%	9/27/2041	CAD	3,644	2,071
[1]	Muskrat Falls / Labrador Transmission Assets Funding Trust	3.630%	6/1/2029	CAD	2,692	2,005
[1]	Muskrat Falls / Labrador Transmission Assets Funding Trust	3.830%	6/1/2037	CAD	2,150	1,548
[1]	Muskrat Falls / Labrador Transmission Assets Funding Trust	3.860%	12/1/2048	CAD	5,482	3,624
	Muskrat Falls / Labrador Transmission Assets Funding Trust	3.382%	6/1/2057	CAD	2,140	1,270
	Newfoundland & Labrador Hydro	6.650%	8/27/2031	CAD	981	829
	Newfoundland & Labrador Hydro	3.600%	12/1/2045	CAD	1,771	1,094
[1]	OMERS Finance Trust	3.125%	1/25/2029	EUR	10,500	12,339
	OMERS Finance Trust	2.600%	5/14/2029	CAD	5,105	3,678
	Ontario Electricity Financial Corp.	0.000%	4/11/2031	CAD	1,600	986
	Ontario Infrastructure & Lands Corp.	4.700%	6/1/2037	CAD	878	656
	Ontario Teachers Finance Trust	0.100%	5/19/2028	EUR	6,900	7,654
	Ontario Teachers Finance Trust	4.150%	11/1/2029	CAD	4,000	3,022
	Ontario Teachers Finance Trust	1.850%	5/3/2032	EUR	31,550	34,181
	Ontario Teachers Finance Trust	4.300%	6/2/2034	CAD	4,500	3,406
	Ontario Teachers Finance Trust	0.900%	5/20/2041	EUR	20,830	16,153
	Ottawa Ontario	4.600%	7/14/2042	CAD	931	676
	Ottawa Ontario	3.100%	7/27/2048	CAD	2,341	1,280
	Ottawa Ontario	2.500%	5/11/2051	CAD	2,620	1,266
	Ottawa Ontario	4.100%	12/6/2052	CAD	1,384	906
	Ottawa Ontario	4.200%	7/30/2053	CAD	4,448	2,871
	Province of Alberta	2.550%	6/1/2027	CAD	23,104	16,957
	Province of Alberta	3.600%	4/11/2028	AUD	110	77
	Province of Alberta	2.900%	12/1/2028	CAD	17,079	12,516
	Province of Alberta	0.375%	2/7/2029	CHF	10,000	12,677
	Province of Alberta	1.403%	2/20/2029	SEK	106,000	10,942
	Province of Alberta	4.100%	6/1/2029	CAD	8,000	6,044
	Province of Alberta	2.900%	9/20/2029	CAD	7,122	5,176
	Province of Alberta	2.050%	6/1/2030	CAD	35,396	24,847
	Province of Alberta	1.650%	6/1/2031	CAD	16,391	11,089
	Province of Alberta	3.500%	6/1/2031	CAD	4,554	3,361
	Province of Alberta	3.150%	6/1/2032	CAD	4,200	3,029
	Province of Alberta	4.150%	6/1/2033	CAD	32,000	24,276
	Province of Alberta	3.900%	12/1/2033	CAD	7,402	5,501
	Province of Alberta	5.200%	5/15/2034	AUD	9,000	6,321
	Province of Alberta	3.950%	6/1/2035	CAD	22,800	16,815
	Province of Alberta	3.750%	6/1/2036	CAD	3,000	2,158
	Province of Alberta	4.500%	12/1/2040	CAD	9,950	7,410
	Province of Alberta	3.450%	12/1/2043	CAD	10,342	6,623
	Province of Alberta	3.300%	12/1/2046	CAD	29,216	17,628
	Province of Alberta	3.050%	12/1/2048	CAD	38,985	22,208
	Province of Alberta	3.100%	6/1/2050	CAD	39,726	22,602
	Province of Alberta	2.950%	6/1/2052	CAD	15,071	8,234
	Province of Alberta	4.450%	12/1/2054	CAD	15,000	10,668
	Province of British Columbia	2.550%	6/18/2027	CAD	234	172
	Province of British Columbia	2.950%	12/18/2028	CAD	11,974	8,783
	Province of British Columbia	5.700%	6/18/2029	CAD	6,649	5,255
	Province of British Columbia	2.200%	6/18/2030	CAD	19,775	13,952
	Province of British Columbia	6.350%	6/18/2031	CAD	7,346	6,139
	Province of British Columbia	3.550%	6/18/2033	CAD	3,400	2,481
	Province of British Columbia	5.250%	5/23/2034	AUD	7,500	5,271
	Province of British Columbia	4.150%	6/18/2034	CAD	14,000	10,541
	Province of British Columbia	3.000%	7/24/2034	EUR	19,000	21,585
	Province of British Columbia	4.000%	6/18/2035	CAD	30,000	22,153
	Province of British Columbia	3.900%	6/18/2036	CAD	14,700	10,648
	Province of British Columbia	4.700%	6/18/2037	CAD	7,059	5,420
	Province of British Columbia	3.500%	5/29/2040	EUR	12,000	13,573
	Province of British Columbia	4.950%	6/18/2040	CAD	19,323	15,017
	Province of British Columbia	4.300%	6/18/2042	CAD	18,568	13,264
	Province of British Columbia	3.200%	6/18/2044	CAD	5,075	3,076
	Province of British Columbia	3.900%	10/10/2045	EUR	14,000	15,962
	Province of British Columbia	2.800%	6/18/2048	CAD	25,863	13,972
	Province of British Columbia	4.900%	6/18/2048	CAD	1,471	1,100
	Province of British Columbia	2.950%	6/18/2050	CAD	29,510	16,156
	Province of British Columbia	2.750%	6/18/2052	CAD	22,419	11,602

Total International Bond II Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
Province of British Columbia	4.250%	12/18/2053	CAD	22,208	15,119
Province of British Columbia	4.450%	12/18/2055	CAD	34,740	24,448
Province of British Columbia	4.600%	6/18/2057	CAD	37,705	27,194
Province of Manitoba	2.600%	6/2/2027	CAD	7,584	5,569
Province of Manitoba	3.000%	6/2/2028	CAD	6,318	4,644
Province of Manitoba	2.750%	6/2/2029	CAD	9,669	7,020
Province of Manitoba	3.250%	9/5/2029	CAD	2,213	1,627
Province of Manitoba	2.050%	6/2/2030	CAD	4,637	3,252
Province of Manitoba	6.300%	3/5/2031	CAD	469	388
Province of Manitoba	3.900%	12/2/2032	CAD	6,000	4,485
Province of Manitoba	4.250%	6/2/2034	CAD	13,990	10,607
Province of Manitoba	4.850%	8/28/2034	AUD	5,000	3,378
Province of Manitoba	3.700%	6/2/2035	CAD	5,500	3,975
Province of Manitoba	5.700%	3/5/2037	CAD	3,171	2,637
Province of Manitoba	4.600%	3/5/2038	CAD	4,780	3,618
Province of Manitoba	4.650%	3/5/2040	CAD	1,960	1,469
Province of Manitoba	4.400%	3/5/2042	CAD	3,184	2,302
Province of Manitoba	3.350%	3/5/2043	CAD	4,581	2,868
Province of Manitoba	4.050%	9/5/2045	CAD	6,326	4,266
Province of Manitoba	2.850%	9/5/2046	CAD	18,155	10,080
Province of Manitoba	3.400%	9/5/2048	CAD	12,470	7,469
Province of Manitoba	3.200%	3/5/2050	CAD	11,025	6,315
Province of Manitoba	4.700%	3/5/2050	CAD	2,090	1,518
Province of Manitoba	2.050%	9/5/2052	CAD	8,409	3,687
Province of Manitoba	3.150%	9/5/2052	CAD	3,936	2,198
Province of Manitoba	3.800%	9/5/2053	CAD	16,189	10,160
Province of Manitoba	4.400%	9/5/2055	CAD	8,945	6,209
Province of Manitoba	4.600%	9/5/2057	CAD	9,300	6,681
Province of New Brunswick	3.100%	8/14/2028	CAD	4,044	2,978
Province of New Brunswick	5.650%	12/27/2028	CAD	2,800	2,190
Province of New Brunswick	4.250%	8/14/2029	CAD	1,995	1,518
Province of New Brunswick	3.050%	6/3/2030	CAD	36,200	26,436
Province of New Brunswick	2.550%	8/14/2031	CAD	5,390	3,797
Province of New Brunswick	3.950%	8/14/2032	CAD	8,800	6,610
Province of New Brunswick	4.450%	8/14/2033	CAD	2,200	1,695
Province of New Brunswick	5.500%	1/27/2034	CAD	1,960	1,607
Province of New Brunswick	4.050%	8/14/2034	CAD	3,776	2,823
Province of New Brunswick	3.950%	6/3/2035	CAD	4,380	3,228
Province of New Brunswick	4.650%	9/26/2035	CAD	3,000	2,334
Province of New Brunswick	4.550%	3/26/2037	CAD	3,428	2,599
Province of New Brunswick	4.800%	9/26/2039	CAD	5,236	3,998
Province of New Brunswick	4.800%	6/3/2041	CAD	3,765	2,858
Province of New Brunswick	3.550%	6/3/2043	CAD	4,641	2,980
Province of New Brunswick	3.800%	8/14/2045	CAD	5,713	3,715
Province of New Brunswick	3.100%	8/14/2048	CAD	8,071	4,576
Province of New Brunswick	3.050%	8/14/2050	CAD	8,688	4,827
Province of New Brunswick	5.000%	8/14/2054	CAD	11,000	8,371
Province of New Brunswick	3.550%	6/3/2055	CAD	1,350	792
Province of Newfoundland & Labrador	1.250%	6/2/2027	CAD	1,700	1,230
Province of Newfoundland & Labrador	6.150%	4/17/2028	CAD	491	382
Province of Newfoundland & Labrador	2.850%	6/2/2028	CAD	7,346	5,382
Province of Newfoundland & Labrador	2.850%	6/2/2029	CAD	10,107	7,353
Province of Newfoundland & Labrador	1.750%	6/2/2030	CAD	7,215	5,001
Province of Newfoundland & Labrador	3.150%	6/2/2030	CAD	2,600	1,900
Province of Newfoundland & Labrador	2.050%	6/2/2031	CAD	5,331	3,675
Province of Newfoundland & Labrador	4.150%	6/2/2033	CAD	8,400	6,299
Province of Newfoundland & Labrador	4.000%	6/2/2035	CAD	4,955	3,662
Province of Newfoundland & Labrador	4.650%	10/17/2040	CAD	2,550	1,902
Province of Newfoundland & Labrador	3.300%	10/17/2046	CAD	7,147	4,231
Province of Newfoundland & Labrador	3.700%	10/17/2048	CAD	5,940	3,700
Province of Newfoundland & Labrador	2.650%	10/17/2050	CAD	9,380	4,766
Province of Newfoundland & Labrador	3.150%	12/2/2052	CAD	4,729	2,613
Province of Newfoundland & Labrador	4.100%	10/17/2054	CAD	11,100	7,264
Province of Newfoundland & Labrador	4.600%	10/17/2055	CAD	17,915	12,754
Province of Nova Scotia	2.100%	6/1/2027	CAD	8,569	6,259
Province of Nova Scotia	2.000%	9/1/2030	CAD	8,313	5,794
Province of Nova Scotia	2.400%	12/1/2031	CAD	4,700	3,270
Province of Nova Scotia	6.600%	12/1/2031	CAD	12	10
Province of Nova Scotia	4.050%	6/1/2033	CAD	2,700	2,033
Province of Nova Scotia	5.800%	6/1/2033	CAD	981	817

Total International Bond II Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
Province of Nova Scotia	4.900%	6/1/2035	CAD	4,650	3,531
Province of Nova Scotia	4.500%	6/1/2037	CAD	9,750	7,347
Province of Nova Scotia	4.700%	6/1/2041	CAD	4,150	3,117
Province of Nova Scotia	4.400%	6/1/2042	CAD	7,866	5,681
Province of Nova Scotia	3.150%	12/1/2051	CAD	10,525	5,881
Province of Nova Scotia	4.750%	12/1/2054	CAD	9,500	6,954
Province of Nova Scotia	4.600%	12/1/2055	CAD	5,225	3,719
Province of Nova Scotia	3.500%	6/2/2062	CAD	6,124	3,540
Province of Ontario	2.600%	6/2/2027	CAD	29,481	21,651
Province of Ontario	7.600%	6/2/2027	CAD	7,346	5,677
Province of Ontario	1.050%	9/8/2027	CAD	5,255	3,776
Province of Ontario	3.600%	3/8/2028	CAD	25,100	18,672
Province of Ontario	2.900%	6/2/2028	CAD	50,215	36,855
Province of Ontario	3.400%	9/8/2028	CAD	24,100	17,870
Province of Ontario	4.000%	3/8/2029	CAD	21,290	16,036
Province of Ontario	6.500%	3/8/2029	CAD	27,610	22,121
Province of Ontario	2.700%	6/2/2029	CAD	56,861	41,240
Province of Ontario	0.250%	6/28/2029	CHF	5,515	6,976
Province of Ontario	1.550%	11/1/2029	CAD	21,996	15,297
Province of Ontario	2.050%	6/2/2030	CAD	65,829	46,214
Province of Ontario	2.950%	9/8/2030	CAD	15,000	10,868
Province of Ontario	0.010%	11/25/2030	EUR	10,214	10,432
Province of Ontario	1.350%	12/2/2030	CAD	35,904	24,206
Province of Ontario	2.150%	6/2/2031	CAD	52,612	36,499
Province of Ontario	6.200%	6/2/2031	CAD	6,367	5,285
Province of Ontario	0.250%	6/9/2031	EUR	7,600	7,728
Province of Ontario	3.000%	9/8/2031	CAD	9,100	6,557
Province of Ontario	2.250%	12/2/2031	CAD	34,555	23,878
Province of Ontario	4.050%	2/2/2032	CAD	16,470	12,473
Province of Ontario	3.750%	6/2/2032	CAD	95,700	71,244
Province of Ontario	4.100%	3/4/2033	CAD	16,000	12,131
Province of Ontario	5.850%	3/8/2033	CAD	50,398	41,969
Province of Ontario	3.650%	6/2/2033	CAD	73,300	53,937
Province of Ontario	3.100%	1/31/2034	EUR	15,000	17,285
Province of Ontario	3.650%	2/3/2034	CAD	10,000	7,319
Province of Ontario	5.350%	5/8/2034	AUD	9,000	6,389
Province of Ontario	4.150%	6/2/2034	CAD	26,920	20,316
Province of Ontario	3.800%	12/2/2034	CAD	25,000	18,353
Province of Ontario	3.600%	6/2/2035	CAD	25,964	18,683
Province of Ontario	5.600%	6/2/2035	CAD	38,998	32,412
Province of Ontario	3.250%	7/3/2035	EUR	8,000	9,233
Province of Ontario	3.950%	12/2/2035	CAD	36,400	26,755
Province of Ontario	3.125%	3/5/2036	EUR	61,729	69,957
Province of Ontario	3.900%	6/2/2036	CAD	21,000	15,284
Province of Ontario	4.700%	6/2/2037	CAD	41,136	31,781
Province of Ontario	4.600%	6/2/2039	CAD	29,318	22,235
Province of Ontario	4.650%	6/2/2041	CAD	59,443	44,899
Province of Ontario	3.500%	6/2/2043	CAD	51,495	33,293
Province of Ontario	3.450%	6/2/2045	CAD	91,775	57,572
Province of Ontario	2.900%	12/2/2046	CAD	63,945	36,280
Province of Ontario	2.800%	6/2/2048	CAD	54,019	29,542
Province of Ontario	2.900%	6/2/2049	CAD	59,773	32,996
Province of Ontario	2.650%	12/2/2050	CAD	59,779	31,081
Province of Ontario	1.900%	12/2/2051	CAD	97,106	42,289
Province of Ontario	2.550%	12/2/2052	CAD	39,380	19,772
Province of Ontario	3.750%	12/2/2053	CAD	51,529	32,624
Province of Ontario	4.100%	10/7/2054	CAD	3,200	2,147
Province of Ontario	4.150%	12/2/2054	CAD	64,885	43,860
Province of Ontario	4.600%	12/2/2055	CAD	82,150	59,919
Province of Ontario	4.450%	12/2/2056	CAD	36,942	26,318
Province of Prince Edward Island	3.100%	6/2/2030	CAD	4,150	3,025
Province of Prince Edward Island	4.600%	5/19/2041	CAD	800	589
Province of Prince Edward Island	3.650%	6/27/2042	CAD	1,284	840
Province of Prince Edward Island	2.650%	12/1/2051	CAD	1,261	633
Province of Prince Edward Island	3.600%	1/17/2053	CAD	1,467	878
Province of Quebec	0.875%	5/4/2027	EUR	17,049	19,641
Province of Quebec	2.750%	9/1/2027	CAD	8,554	6,282
Province of Quebec	0.875%	7/5/2028	EUR	20,214	22,737
Province of Quebec	2.750%	9/1/2028	CAD	23,350	17,058
Province of Quebec	2.300%	9/1/2029	CAD	34,778	24,881

Total International Bond II Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
Province of Quebec	6.000%	10/1/2029	CAD	7,135	5,716
Province of Quebec	4.750%	1/22/2030	GBP	40,895	55,737
Province of Quebec	1.900%	9/1/2030	CAD	46,050	31,936
Province of Quebec	0.000%	10/29/2030	EUR	31,093	31,857
Province of Quebec	2.100%	5/27/2031	CAD	2,300	1,592
Province of Quebec	1.500%	9/1/2031	CAD	47,164	31,387
Province of Quebec	6.250%	6/1/2032	CAD	14,564	12,257
Province of Quebec	3.250%	9/1/2032	CAD	74,735	53,944
Province of Quebec	3.900%	11/22/2032	CAD	6,400	4,791
Province of Quebec	3.600%	9/1/2033	CAD	75,300	55,019
Province of Quebec	5.250%	5/2/2034	AUD	9,500	6,670
Province of Quebec	5.250%	6/1/2034	CAD	6,253	5,034
Province of Quebec	4.450%	9/1/2034	CAD	47,600	36,690
Province of Quebec	3.250%	5/22/2035	EUR	12,500	14,432
Province of Quebec	5.100%	6/4/2035	AUD	25,000	17,212
Province of Quebec	4.000%	9/1/2035	CAD	43,250	31,907
Province of Quebec	5.750%	12/1/2036	CAD	17,009	14,196
Province of Quebec	5.000%	12/1/2038	CAD	20,857	16,315
Province of Quebec	3.350%	7/23/2039	EUR	6,000	6,775
Province of Quebec	5.000%	12/1/2041	CAD	38,304	29,623
Province of Quebec	4.250%	12/1/2043	CAD	34,692	24,436
Province of Quebec	3.500%	12/1/2045	CAD	32,794	20,442
Province of Quebec	3.500%	12/1/2048	CAD	66,071	40,138
Province of Quebec	3.100%	12/1/2051	CAD	61,855	34,422
Province of Quebec	2.850%	12/1/2053	CAD	60,283	31,536
Province of Quebec	4.400%	12/1/2055	CAD	86,000	60,072
Province of Quebec	4.200%	12/1/2057	CAD	40,000	27,010
Province of Saskatchewan	2.650%	6/2/2027	CAD	6,898	5,068
Province of Saskatchewan	5.750%	3/5/2029	CAD	2,939	2,313
Province of Saskatchewan	2.200%	6/2/2030	CAD	4,240	2,995
Province of Saskatchewan	2.150%	6/2/2031	CAD	7,585	5,263
Province of Saskatchewan	6.400%	9/5/2031	CAD	259	218
Province of Saskatchewan	3.900%	6/2/2033	CAD	8,700	6,509
Province of Saskatchewan	5.800%	9/5/2033	CAD	140	117
Province of Saskatchewan	3.300%	5/8/2034	EUR	21,761	25,395
Province of Saskatchewan	3.800%	6/2/2035	CAD	7,000	5,102
Province of Saskatchewan	5.000%	3/5/2037	CAD	7,561	5,989
Province of Saskatchewan	3.900%	6/2/2045	CAD	6,816	4,562
Province of Saskatchewan	2.750%	12/2/2046	CAD	10,666	5,888
Province of Saskatchewan	3.300%	6/2/2048	CAD	8,685	5,185
Province of Saskatchewan	3.100%	6/2/2050	CAD	13,142	7,492
Province of Saskatchewan	2.800%	12/2/2052	CAD	7,105	3,750
Province of Saskatchewan	3.750%	3/5/2054	CAD	3,359	2,114
Province of Saskatchewan	4.200%	12/2/2054	CAD	12,700	8,672
Province of Saskatchewan	4.400%	12/2/2056	CAD	10,000	7,075
Province of Saskatchewan	2.950%	6/2/2058	CAD	1,872	991
PSP Capital Inc.	1.500%	3/15/2028	CAD	7,700	5,511
PSP Capital Inc.	4.600%	2/6/2029	AUD	12,000	8,529
PSP Capital Inc.	3.750%	6/15/2029	CAD	9,500	7,104
PSP Capital Inc.	2.050%	1/15/2030	CAD	6,428	4,530
PSP Capital Inc.	4.250%	10/22/2030	GBP	5,000	6,681
PSP Capital Inc.	4.400%	12/2/2030	CAD	10,000	7,676
PSP Capital Inc.	2.600%	3/1/2032	CAD	3,500	2,453
PSP Capital Inc.	4.150%	6/1/2033	CAD	13,900	10,528
PSP Capital Inc.	5.250%	2/27/2035	AUD	10,000	7,018
PSP Capital Inc.	4.250%	12/1/2055	CAD	14,500	9,910
Regional Municipality of Peel Ontario	4.250%	12/2/2033	CAD	700	531
Regional Municipality of Peel Ontario	3.850%	6/2/2035	CAD	2,500	1,810
Regional Municipality of Peel Ontario	5.100%	6/29/2040	CAD	3,419	2,659
Regional Municipality of York	2.350%	6/9/2027	CAD	2	1
Regional Municipality of York	1.700%	5/27/2030	CAD	1,453	1,009
Regional Municipality of York	2.150%	6/22/2031	CAD	1,954	1,361
Regional Municipality of York	4.000%	5/31/2032	CAD	2,135	1,607
Regional Municipality of York	3.650%	5/13/2033	CAD	1,519	1,105
Regional Municipality of York	4.050%	5/1/2034	CAD	3,427	2,555
Royal Office Finance LP	5.209%	11/12/2032	CAD	5,226	4,091
South Coast British Columbia Transportation Authority	3.250%	11/23/2028	CAD	1,300	960
South Coast British Columbia Transportation Authority	1.600%	7/3/2030	CAD	1,000	690
South Coast British Columbia Transportation Authority	4.450%	6/9/2044	CAD	500	352
South Coast British Columbia Transportation Authority	3.150%	11/16/2048	CAD	4,601	2,601

Total International Bond II Index Fund
		Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
	South Coast British Columbia Transportation Authority	2.650%	10/29/2050	CAD	486	246
	South Coast British Columbia Transportation Authority	4.150%	12/12/2053	CAD	4,700	3,049
	TCHC Issuer Trust	5.395%	2/22/2040	CAD	1,018	802
	Toronto Canada	2.400%	6/7/2027	CAD	2,484	1,820
	Toronto Canada	4.250%	7/11/2033	CAD	1,500	1,145
	Toronto Canada	4.000%	12/2/2034	CAD	2,300	1,746
	Toronto Canada	2.950%	4/28/2035	CAD	1,662	1,128
	Toronto Canada	3.500%	6/2/2036	CAD	5,000	3,525
	Toronto Canada	5.200%	6/1/2040	CAD	4,899	3,841
	Toronto Canada	2.150%	8/25/2040	CAD	2,873	1,586
	Toronto Canada	2.850%	11/23/2041	CAD	500	296
	Toronto Canada	3.800%	12/13/2042	CAD	3,240	2,151
	Toronto Canada	4.400%	12/14/2042	CAD	8,100	5,620
	Toronto Canada	4.150%	3/10/2044	CAD	2,415	1,646
	Toronto Canada	3.250%	6/24/2046	CAD	1,960	1,146
	Toronto Canada	2.800%	11/22/2049	CAD	2,898	1,509
	Toronto Canada	4.300%	6/1/2052	CAD	12,084	8,145
	Toronto Canada	4.550%	10/29/2054	CAD	1,050	740
	Toronto Canada	4.500%	3/11/2055	CAD	1,500	1,047
	Vancouver Canada	3.700%	10/18/2052	CAD	628	380
	Winnipeg Canada	4.100%	6/1/2045	CAD	1,240	832
	Winnipeg Canada	4.300%	11/15/2051	CAD	2,537	1,701
						7,732,161
Chile (0.2%)
	Bonos de la Tesoreria de la Republica en pesos	0.000%	5/6/2027	CLP	20,690,000	21,974
	Bonos de la Tesoreria de la Republica en pesos	4.900%	11/1/2027	CLP	4,100,000	4,585
[1]	Bonos de la Tesoreria de la Republica en pesos	5.000%	10/1/2028	CLP	23,555,000	26,206
	Bonos de la Tesoreria de la Republica en pesos	0.000%	4/1/2029	CLP	20,200,000	19,755
[1]	Bonos de la Tesoreria de la Republica en pesos	5.800%	10/1/2029	CLP	14,875,000	16,802
[1]	Bonos de la Tesoreria de la Republica en pesos	4.700%	9/1/2030	CLP	23,135,000	25,070
[1]	Bonos de la Tesoreria de la Republica en pesos	6.000%	4/1/2033	CLP	24,585,000	28,004
[1]	Bonos de la Tesoreria de la Republica en pesos	2.800%	10/1/2033	CLP	4,460,000	4,110
[1]	Bonos de la Tesoreria de la Republica en pesos	7.000%	5/1/2034	CLP	8,190,000	10,427
[1]	Bonos de la Tesoreria de la Republica en pesos	5.800%	10/1/2034	CLP	4,955,000	5,576
	Bonos de la Tesoreria de la Republica en pesos	5.000%	3/1/2035	CLP	21,335,000	22,728
[1]	Bonos de la Tesoreria de la Republica en pesos	5.300%	11/1/2037	CLP	7,280,000	7,880
[1]	Bonos de la Tesoreria de la Republica en pesos	6.200%	10/1/2040	CLP	14,795,000	17,392
	Bonos de la Tesoreria de la Republica en pesos	6.000%	1/1/2043	CLP	15,590,000	18,069
	Bonos de la Tesoreria de la Republica en pesos	5.100%	7/15/2050	CLP	14,475,000	14,886
	Bonos de la Tesoreria de la Republica en pesos	6.100%	4/1/2056	CLP	7,300,000	8,686
	Republic of Chile	0.555%	1/21/2029	EUR	8,600	9,381
	Republic of Chile	3.875%	7/9/2031	EUR	12,300	14,586
	Republic of Chile	3.750%	1/14/2032	EUR	15,400	18,093
	Republic of Chile	3.375%	4/14/2032	EUR	12,609	14,494
	Republic of Chile	4.125%	7/5/2034	EUR	4,808	5,738
	Republic of Chile	3.800%	7/1/2035	EUR	12,795	14,833
	Republic of Chile	1.300%	7/26/2036	EUR	6,554	5,979
	Republic of Chile	1.250%	1/29/2040	EUR	4,732	3,927
	Republic of Chile	1.250%	1/22/2051	EUR	5,795	3,656
						342,837
China (1.3%)
	Agricultural Development Bank of China	2.870%	5/14/2027	CNY	50,000	7,426
	Agricultural Development Bank of China	3.480%	2/4/2028	CNY	60,000	9,084
	Agricultural Development Bank of China	2.900%	3/8/2028	CNY	50,000	7,505
	Agricultural Development Bank of China	3.190%	8/12/2028	CNY	80,000	12,144
	Agricultural Development Bank of China	3.010%	3/16/2030	CNY	160,000	24,651
	Agricultural Development Bank of China	2.960%	4/17/2030	CNY	30,000	4,618
	Agricultural Development Bank of China	3.790%	10/26/2030	CNY	50,000	7,997
	Agricultural Development Bank of China	3.520%	5/24/2031	CNY	20,000	3,190
	Agricultural Development Bank of China	2.010%	9/11/2031	CNY	100,000	14,889
	Agricultural Development Bank of China	3.300%	11/5/2031	CNY	90,000	14,280
	Agricultural Development Bank of China	3.060%	6/6/2032	CNY	180,000	28,374
	Agricultural Development Bank of China	2.970%	10/14/2032	CNY	100,000	15,725
	Agricultural Development Bank of China	2.470%	4/2/2034	CNY	92,800	14,235
	Agricultural Development Bank of China	1.660%	1/9/2035	CNY	120,000	17,316
	Agricultural Development Bank of China	1.780%	5/15/2035	CNY	119,500	17,404
	Agricultural Development Bank of China	3.920%	6/18/2051	CNY	30,000	5,727
	China Development Bank	4.240%	8/24/2027	CNY	120,000	18,195
	China Development Bank	3.400%	1/8/2028	CNY	230,000	34,739

Total International Bond II Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
China Development Bank	1.350%	5/12/2028	CNY	380,000	55,441
China Development Bank	3.090%	8/9/2028	CNY	70,000	10,606
China Development Bank	3.480%	1/8/2029	CNY	50,000	7,691
China Development Bank	2.990%	3/1/2029	CNY	130,000	19,787
China Development Bank	3.070%	3/10/2030	CNY	65,000	10,036
China Development Bank	1.540%	6/13/2030	CNY	200,000	29,221
China Development Bank	3.090%	6/18/2030	CNY	125,000	19,372
China Development Bank	2.710%	7/10/2030	CNY	100,000	15,280
China Development Bank	3.700%	10/20/2030	CNY	30,000	4,781
China Development Bank	3.660%	3/1/2031	CNY	145,000	23,193
China Development Bank	3.410%	6/7/2031	CNY	50,000	7,939
China Development Bank	3.120%	9/13/2031	CNY	120,000	18,852
China Development Bank	3.000%	1/17/2032	CNY	50,000	7,831
China Development Bank	2.770%	10/24/2032	CNY	105,300	16,364
China Development Bank	2.820%	5/22/2033	CNY	99,600	15,591
China Development Bank	2.260%	7/19/2034	CNY	100,000	15,136
China Development Bank	1.800%	4/2/2035	CNY	100,000	14,611
China Development Bank	1.650%	6/18/2035	CNY	60,000	8,657
China Development Bank	1.870%	9/5/2035	CNY	115,000	16,875
China Development Bank	3.800%	1/25/2036	CNY	30,000	5,155
China Development Bank	3.900%	8/3/2040	CNY	160,000	28,713
China Development Bank	3.560%	11/19/2051	CNY	50,000	9,079
China Government Bond	2.850%	6/4/2027	CNY	40,000	5,963
China Government Bond	2.440%	10/15/2027	CNY	200,000	29,810
China Government Bond	3.280%	12/3/2027	CNY	80,000	12,130
China Government Bond	2.640%	1/15/2028	CNY	470,000	70,473
China Government Bond	1.450%	2/25/2028	CNY	360,000	52,885
China Government Bond	3.010%	5/13/2028	CNY	130,000	19,709
China Government Bond	1.420%	8/15/2028	CNY	350,000	51,382
China Government Bond	2.480%	9/25/2028	CNY	20,000	3,010
China Government Bond	2.910%	10/14/2028	CNY	145,000	22,072
China Government Bond	1.400%	11/25/2028	CNY	50,000	7,340
China Government Bond	2.370%	1/15/2029	CNY	241,740	36,393
China Government Bond	2.800%	3/24/2029	CNY	100,000	15,259
China Government Bond	2.050%	4/15/2029	CNY	205,000	30,661
China Government Bond	3.290%	5/23/2029	CNY	90,000	14,025
China Government Bond	2.750%	6/15/2029	CNY	50,000	7,640
China Government Bond	1.910%	7/15/2029	CNY	20,000	2,982
China Government Bond	2.620%	9/25/2029	CNY	100,000	15,265
China Government Bond	3.130%	11/21/2029	CNY	40,000	6,249
China Government Bond	2.790%	12/15/2029	CNY	120,000	18,473
China Government Bond	1.430%	1/25/2030	CNY	235,000	34,503
China Government Bond	2.680%	5/21/2030	CNY	90,000	13,848
China Government Bond	2.620%	6/25/2030	CNY	120,000	18,432
China Government Bond	1.550%	7/25/2030	CNY	190,000	27,986
China Government Bond	1.630%	10/25/2030	CNY	280,000	41,311
China Government Bond	3.270%	11/19/2030	CNY	50,000	7,975
China Government Bond	2.540%	12/25/2030	CNY	134,320	20,611
China Government Bond	2.280%	3/25/2031	CNY	135,000	20,493
China Government Bond	3.020%	5/27/2031	CNY	133,000	21,019
China Government Bond	2.120%	6/25/2031	CNY	140,000	21,119
China Government Bond	2.890%	11/18/2031	CNY	110,000	17,348
China Government Bond	1.790%	3/25/2032	CNY	200,000	29,668
China Government Bond	2.760%	5/15/2032	CNY	30,000	4,693
China Government Bond	2.690%	8/15/2032	CNY	110,000	17,167
China Government Bond	2.600%	9/1/2032	CNY	180,000	27,955
China Government Bond	2.800%	11/15/2032	CNY	115,000	18,096
China Government Bond	1.660%	12/25/2032	CNY	80,000	11,758
China Government Bond	2.880%	2/25/2033	CNY	140,000	22,235
China Government Bond	1.660%	3/25/2033	CNY	150,000	21,999
China Government Bond	2.520%	8/25/2033	CNY	80,000	12,409
China Government Bond	2.670%	11/25/2033	CNY	80,000	12,576
China Government Bond	2.350%	2/25/2034	CNY	80,000	12,289
China Government Bond	2.270%	5/25/2034	CNY	96,800	14,786
China Government Bond	2.110%	8/25/2034	CNY	145,000	21,903
China Government Bond	2.040%	11/25/2034	CNY	102,000	15,328
China Government Bond	1.610%	2/15/2035	CNY	100,000	14,524
China Government Bond	1.670%	5/25/2035	CNY	70,000	10,195
China Government Bond	1.830%	8/25/2035	CNY	70,000	10,341
China Government Bond	1.780%	11/15/2035	CNY	100,000	14,705

Total International Bond II Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
China Government Bond	1.750%	2/25/2036	CNY	80,000	11,719
China Government Bond	4.270%	5/17/2037	CNY	30,000	5,466
China Government Bond	3.520%	4/25/2046	CNY	20,000	3,521
China Government Bond	3.770%	2/20/2047	CNY	20,000	3,672
China Government Bond	4.050%	7/24/2047	CNY	20,000	3,819
China Government Bond	4.220%	3/19/2048	CNY	20,000	3,924
China Government Bond	3.970%	7/23/2048	CNY	20,000	3,799
China Government Bond	4.080%	10/22/2048	CNY	25,000	4,834
China Government Bond	3.860%	7/22/2049	CNY	70,000	13,185
China Government Bond	3.390%	3/16/2050	CNY	60,000	10,579
China Government Bond	3.810%	9/14/2050	CNY	40,000	7,525
China Government Bond	3.720%	4/12/2051	CNY	39,270	7,328
China Government Bond	3.530%	10/18/2051	CNY	75,000	13,639
China Government Bond	3.320%	4/15/2052	CNY	50,000	8,803
China Government Bond	3.120%	10/25/2052	CNY	60,000	10,225
China Government Bond	3.190%	4/15/2053	CNY	37,400	6,469
China Government Bond	3.000%	10/15/2053	CNY	40,000	6,765
China Government Bond	1.920%	1/15/2055	CNY	40,000	5,418
China Government Bond	2.380%	1/15/2056	CNY	66,000	9,969
China Government Bond	4.240%	11/24/2064	CNY	4,000	854
China Government Bond	4.000%	6/24/2069	CNY	25,500	5,311
China Government Bond	3.730%	5/25/2070	CNY	45,000	8,886
China Government Bond	3.760%	3/22/2071	CNY	40,000	7,976
China Government Bond	3.400%	7/15/2072	CNY	21,000	3,901
China Government Bond	3.270%	3/25/2073	CNY	26,500	4,779
China Government Bond	2.650%	3/25/2074	CNY	10,000	1,554
China Government Bond	2.280%	11/6/2075	CNY	38,000	5,280
Export-Import Bank of China	3.400%	1/11/2028	CNY	90,000	13,591
Export-Import Bank of China	3.860%	5/20/2029	CNY	40,000	6,253
Export-Import Bank of China	3.740%	11/16/2030	CNY	80,000	12,776
Export-Import Bank of China	3.180%	3/11/2032	CNY	140,000	22,137
Export-Import Bank of China	3.100%	2/13/2033	CNY	110,000	17,458
Export-Import Bank of China	2.850%	7/7/2033	CNY	100,000	15,678
					1,843,796
Croatia (0.1%)
Republic of Croatia	1.125%	6/19/2029	EUR	8,459	9,411
Republic of Croatia	2.750%	1/27/2030	EUR	4,459	5,203
Republic of Croatia	1.500%	6/17/2031	EUR	31,506	34,332
Republic of Croatia	2.875%	4/22/2032	EUR	7,379	8,528
Republic of Croatia	1.125%	3/4/2033	EUR	4,000	4,101
Republic of Croatia	4.000%	6/14/2035	EUR	4,586	5,615
Republic of Croatia	3.250%	2/11/2037	EUR	27,611	31,194
Republic of Croatia	1.750%	3/4/2041	EUR	1,447	1,293
					99,677
Czech Republic (0.4%)
Czech Republic	2.500%	8/25/2028	CZK	181,190	8,420
Czech Republic	5.500%	12/12/2028	CZK	215,920	10,728
Czech Republic	2.750%	7/23/2029	CZK	2,202,870	101,268
Czech Republic	0.950%	5/15/2030	CZK	779,080	32,861
Czech Republic	5.000%	9/30/2030	CZK	1,039,370	51,254
Czech Republic	1.200%	3/13/2031	CZK	541,410	22,450
Czech Republic	4.500%	11/11/2032	CZK	555,590	26,517
Czech Republic	3.000%	3/3/2033	CZK	500,000	21,702
Czech Republic	2.000%	10/13/2033	CZK	278,500	11,110
Czech Republic	4.900%	4/14/2034	CZK	1,698,020	82,447
Czech Republic	4.250%	10/24/2034	CZK	400,000	18,482
Czech Republic	3.500%	5/30/2035	CZK	832,490	36,217
Czech Republic	5.300%	9/19/2035	CZK	994,410	49,377
Czech Republic	3.600%	6/3/2036	CZK	57,140	2,474
Czech Republic	4.200%	12/4/2036	CZK	48,170	2,184
Czech Republic	1.950%	7/30/2037	CZK	537,750	19,283
Czech Republic	1.500%	4/24/2040	CZK	364,860	11,340
Czech Republic	4.000%	4/4/2044	CZK	200,000	8,255
Czech Republic	4.850%	11/26/2057	CZK	251,570	10,875
					527,244
Denmark (0.4%)
Kingdom of Denmark	0.500%	11/15/2027	DKK	492,636	75,178
Kingdom of Denmark	0.500%	11/15/2029	DKK	311,753	45,637
Kingdom of Denmark	0.000%	11/15/2031	DKK	898,388	122,142

Total International Bond II Index Fund
		Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
	Kingdom of Denmark	2.250%	11/15/2033	DKK	216,720	32,771
	Kingdom of Denmark	2.250%	11/15/2033	DKK	692,558	104,724
	Kingdom of Denmark	2.250%	11/15/2035	DKK	100,000	14,825
	Kingdom of Denmark	4.500%	11/15/2039	DKK	373,185	67,817
	Kingdom of Denmark	0.250%	11/15/2052	DKK	129,818	9,642
	Kommunekredit	0.750%	5/18/2027	EUR	12,443	14,318
	Kommunekredit	0.000%	11/17/2029	EUR	30,000	31,763
	Kommunekredit	0.000%	3/3/2031	EUR	5,000	5,085
	Kommunekredit	2.375%	9/15/2032	EUR	10,450	11,792
	Kommunekredit	0.010%	5/4/2034	EUR	1,000	908
	Kommunekredit	0.875%	11/3/2036	EUR	4,500	4,117
						540,719
Estonia (0.0%)
	Republic of Estonia	4.000%	10/12/2032	EUR	6,998	8,535
Finland (0.6%)
	Finnvera OYJ	2.125%	3/8/2028	EUR	20,400	23,629
	Finnvera OYJ	0.375%	4/9/2029	EUR	4,169	4,540
	Finnvera OYJ	1.125%	5/17/2032	EUR	3,100	3,240
	Kuntarahoitus OYJ	2.875%	1/18/2028	EUR	13,889	16,313
	Kuntarahoitus OYJ	0.000%	4/21/2028	EUR	5,400	5,999
	Kuntarahoitus OYJ	4.375%	10/2/2028	GBP	10,000	13,515
	Kuntarahoitus OYJ	2.500%	8/29/2029	EUR	35,000	40,536
	Kuntarahoitus OYJ	0.000%	3/2/2031	EUR	15,800	16,065
	Kuntarahoitus OYJ	0.250%	2/25/2032	EUR	19,140	19,117
	Kuntarahoitus OYJ	2.625%	6/14/2032	EUR	9,771	11,149
	Kuntarahoitus OYJ	1.250%	2/23/2033	EUR	4,913	5,107
	Kuntarahoitus OYJ	0.050%	9/10/2035	EUR	11,277	9,740
[1]	Republic of Finland	0.500%	9/15/2027	EUR	24,867	28,339
[1]	Republic of Finland	2.750%	7/4/2028	EUR	5,535	6,507
[1]	Republic of Finland	2.875%	4/15/2029	EUR	111,017	130,682
[1]	Republic of Finland	0.500%	9/15/2029	EUR	22,691	24,674
[1]	Republic of Finland	0.000%	9/15/2030	EUR	39,490	40,910
[1]	Republic of Finland	0.125%	9/15/2031	EUR	38,750	39,081
[1]	Republic of Finland	2.625%	4/15/2032	EUR	40,000	45,928
[1]	Republic of Finland	1.500%	9/15/2032	EUR	75,514	80,567
[1]	Republic of Finland	1.125%	4/15/2034	EUR	65,604	65,849
[1]	Republic of Finland	3.000%	9/15/2034	EUR	65,000	74,893
[1]	Republic of Finland	3.000%	9/15/2035	EUR	10,863	12,415
[1]	Republic of Finland	0.125%	4/15/2036	EUR	13,000	11,110
[1]	Republic of Finland	2.750%	4/15/2038	EUR	34,026	36,987
[1]	Republic of Finland	0.250%	9/15/2040	EUR	57,995	42,333
[1]	Republic of Finland	2.625%	7/4/2042	EUR	16,683	17,044
[1]	Republic of Finland	0.500%	4/15/2043	EUR	993	691
[1]	Republic of Finland	3.200%	4/15/2045	EUR	39,286	42,452
[1]	Republic of Finland	1.375%	4/15/2047	EUR	22,057	16,788
[1]	Republic of Finland	0.125%	4/15/2052	EUR	52,187	23,966
[1]	Republic of Finland	2.950%	4/15/2055	EUR	6,329	6,174
						916,340
France (8.8%)
	Action Logement Services	1.375%	4/13/2032	EUR	12,500	13,004
	Action Logement Services	4.125%	10/3/2038	EUR	12,800	14,895
	Action Logement Services	0.750%	7/19/2041	EUR	15,600	11,070
	Agence Francaise de Developpement EPIC	1.000%	1/31/2028	EUR	2,500	2,837
	Agence Francaise de Developpement EPIC	0.010%	11/25/2028	EUR	13,800	14,991
	Agence Francaise de Developpement EPIC	0.250%	6/29/2029	EUR	27,200	29,161
	Agence Francaise de Developpement EPIC	2.875%	1/21/2030	EUR	7,500	8,687
	Agence Francaise de Developpement EPIC	0.500%	5/25/2030	EUR	5,900	6,204
	Agence Francaise de Developpement EPIC	1.625%	5/25/2032	EUR	10,000	10,528
	Agence Francaise de Developpement EPIC	1.375%	7/5/2032	EUR	20,400	21,087
	Agence Francaise de Developpement EPIC	3.500%	2/25/2033	EUR	9,100	10,592
	Agence Francaise de Developpement EPIC	3.375%	5/25/2033	EUR	13,900	16,030
	Agence Francaise de Developpement EPIC	3.000%	1/17/2034	EUR	12,000	13,394
	Agence Francaise de Developpement EPIC	1.500%	10/31/2034	EUR	21,000	20,589
	Agence Francaise de Developpement EPIC	3.625%	1/20/2035	EUR	26,000	30,080
	Agence Francaise de Developpement EPIC	0.500%	5/31/2035	EUR	5,000	4,374
	Agence Francaise de Developpement EPIC	3.750%	1/28/2036	EUR	25,000	28,862
	Agence France Locale	0.000%	9/20/2027	EUR	15,000	16,923
	Agence France Locale	1.125%	6/20/2028	EUR	4,500	5,077

Total International Bond II Index Fund
		Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
	Agence France Locale	3.000%	3/20/2030	EUR	7,000	8,155
	Agence France Locale	0.000%	3/20/2031	EUR	500	500
	Agence France Locale	3.125%	3/20/2034	EUR	14,500	16,367
	Agence France Locale	3.625%	6/20/2038	EUR	7,000	7,833
	Bpifrance SACA	2.125%	11/29/2027	EUR	12,500	14,492
	Bpifrance SACA	0.125%	11/25/2028	EUR	66,900	72,974
	Bpifrance SACA	0.050%	9/26/2029	EUR	5,000	5,294
	Bpifrance SACA	1.875%	5/25/2030	EUR	5,000	5,567
	Bpifrance SACA	2.000%	9/2/2030	EUR	14,000	15,629
	Bpifrance SACA	0.250%	6/4/2031	EUR	23,200	23,389
	Bpifrance SACA	2.875%	1/31/2032	EUR	15,000	17,145
	Bpifrance SACA	3.000%	5/25/2032	EUR	11,700	13,402
	Bpifrance SACA	3.125%	7/1/2033	EUR	25,000	28,521
	Bpifrance SACA	3.375%	5/25/2034	EUR	22,000	25,182
	Bpifrance SACA	3.250%	5/25/2035	EUR	27,800	31,281
	Caisse d'Amortissement de la Dette Sociale	2.875%	5/25/2027	EUR	50,000	58,760
	Caisse d'Amortissement de la Dette Sociale	2.750%	9/24/2027	EUR	100,000	117,251
	Caisse d'Amortissement de la Dette Sociale	0.000%	2/25/2028	EUR	5,700	6,356
	Caisse d'Amortissement de la Dette Sociale	3.000%	5/25/2028	EUR	30,000	35,285
	Caisse d'Amortissement de la Dette Sociale	2.375%	9/24/2028	EUR	16,300	18,898
	Caisse d'Amortissement de la Dette Sociale	2.750%	2/25/2029	EUR	10,000	11,673
	Caisse d'Amortissement de la Dette Sociale	0.000%	5/25/2029	EUR	43,700	46,903
	Caisse d'Amortissement de la Dette Sociale	3.125%	3/1/2030	EUR	10,000	11,753
	Caisse d'Amortissement de la Dette Sociale	0.000%	5/25/2031	EUR	17,300	17,292
	Caisse d'Amortissement de la Dette Sociale	0.125%	9/15/2031	EUR	35,000	34,785
	Caisse d'Amortissement de la Dette Sociale	3.000%	11/25/2031	EUR	40,000	46,241
	Caisse d'Amortissement de la Dette Sociale	0.450%	1/19/2032	EUR	49,100	49,253
	Caisse d'Amortissement de la Dette Sociale	1.500%	5/25/2032	EUR	55,100	58,236
	Caisse d'Amortissement de la Dette Sociale	2.750%	11/25/2032	EUR	9,500	10,734
	Caisse des Depots et Consignations	3.000%	5/25/2028	EUR	12,500	14,693
	Caisse des Depots et Consignations	3.000%	5/25/2029	EUR	10,800	12,670
	Caisse des Depots et Consignations	4.125%	10/22/2030	GBP	8,000	10,583
	Caisse Francaise de Financement Local	1.000%	4/25/2028	EUR	100	113
	Caisse Francaise de Financement Local	0.125%	6/30/2031	EUR	6,700	6,706
	Caisse Francaise de Financement Local	3.500%	3/16/2032	EUR	33,000	39,049
	Caisse Francaise de Financement Local	1.250%	1/22/2035	EUR	100	97
	Caisse Francaise de Financement Local SA	0.750%	9/27/2027	EUR	5,000	5,695
	Caisse Francaise de Financement Local SA	0.010%	4/27/2029	EUR	14,500	15,554
	Caisse Francaise de Financement Local SA	1.500%	1/13/2031	EUR	5,000	5,432
	Caisse Francaise de Financement Local SA	0.375%	1/20/2032	EUR	8,000	7,976
	Caisse Francaise de Financement Local SA	1.250%	5/11/2032	EUR	35,900	37,389
	Caisse Francaise de Financement Local SA	3.000%	5/24/2033	EUR	10,000	11,440
	Caisse Francaise de Financement Local SA	3.125%	11/24/2033	EUR	5,000	5,746
	Caisse Francaise de Financement Local SA	1.450%	1/16/2034	EUR	37,200	37,814
	Caisse Francaise de Financement Local SA	3.375%	1/16/2036	EUR	15,000	17,267
	Caisse Francaise de Financement Local SA	3.375%	5/22/2037	EUR	7,300	8,319
	Caisse Francaise de Financement Local SA	1.500%	6/28/2038	EUR	7,500	6,837
[1]	France	1.000%	5/25/2027	EUR	130,450	150,428
[1,9]	France	2.500%	9/24/2027	EUR	547,692	640,542
[1]	France	2.750%	10/25/2027	EUR	148,395	174,070
[1]	France	0.750%	2/25/2028	EUR	131,812	149,170
[1]	France	0.750%	5/25/2028	EUR	258,728	291,294
[1,9]	France	2.400%	9/24/2028	EUR	370,000	429,900
[1,9]	France	0.750%	11/25/2028	EUR	608,393	677,423
[1,9]	France	2.750%	2/25/2029	EUR	330,028	385,955
[1]	France	5.500%	4/25/2029	EUR	117,522	148,057
[1]	France	0.500%	5/25/2029	EUR	191,931	209,647
[1]	France	0.000%	11/25/2029	EUR	288,476	305,330
[1]	France	2.750%	2/25/2030	EUR	337,147	392,366
[1]	France	2.500%	5/25/2030	EUR	146,677	168,867
[1,9]	France	0.000%	11/25/2030	EUR	286,904	293,397
[1]	France	2.700%	2/25/2031	EUR	450,000	518,615
[1]	France	1.500%	5/25/2031	EUR	177,411	192,599
[1]	France	0.000%	11/25/2031	EUR	395,253	389,450
[1,9]	France	0.000%	5/25/2032	EUR	253,573	244,927
[1]	France	5.750%	10/25/2032	EUR	95,000	127,175
[1]	France	2.000%	11/25/2032	EUR	266,218	288,201
[1]	France	3.000%	5/25/2033	EUR	344,738	394,379
[1]	France	3.500%	11/25/2033	EUR	197,865	232,718
[1]	France	1.250%	5/25/2034	EUR	236,057	233,213

Total International Bond II Index Fund
		Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
[1,9]	France	3.000%	11/25/2034	EUR	319,392	358,930
[1]	France	4.750%	4/25/2035	EUR	17,665	22,513
[1]	France	3.200%	5/25/2035	EUR	326,500	370,366
[1]	France	3.500%	11/25/2035	EUR	101,667	117,408
[1]	France	1.250%	5/25/2036	EUR	210,705	195,875
[1]	France	3.800%	6/25/2037	EUR	162,838	190,519
[1,9]	France	1.250%	5/25/2038	EUR	523,222	457,495
[1]	France	1.750%	6/25/2039	EUR	27,541	25,034
[1,11]	France	0.500%	5/25/2040	EUR	123,263	89,927
[1]	France	4.500%	4/25/2041	EUR	61,907	76,128
[1]	France	3.600%	5/25/2042	EUR	227,695	249,900
[1]	France	2.500%	5/25/2043	EUR	101,476	94,723
[1]	France	0.500%	6/25/2044	EUR	134,874	84,481
[1]	France	3.250%	5/25/2045	EUR	98,191	100,535
	France	4.200%	2/3/2046	EUR	28,300	32,261
[1]	France	4.100%	5/25/2046	EUR	60,000	68,720
[1]	France	2.000%	5/25/2048	EUR	131,410	103,516
[1]	France	3.000%	6/25/2049	EUR	329,970	312,141
[1]	France	1.500%	5/25/2050	EUR	122,558	82,877
[1]	France	0.750%	5/25/2052	EUR	136,375	70,255
[1]	France	0.750%	5/25/2053	EUR	177,960	88,900
[1]	France	3.000%	5/25/2054	EUR	112,695	101,519
[1]	France	4.000%	4/25/2055	EUR	78,930	85,742
[1]	France	3.250%	5/25/2055	EUR	77,272	72,695
[1]	France	3.750%	5/25/2056	EUR	94,555	97,343
[1]	France	4.400%	5/25/2057	EUR	87,967	101,186
[1]	France	4.000%	4/25/2060	EUR	71,827	76,914
[1]	France	1.750%	5/25/2066	EUR	118,468	69,751
[1]	France	0.500%	5/25/2072	EUR	70,287	21,349
	Gestion Securite de Stocks Securite SA	3.375%	6/29/2030	EUR	6,700	7,919
	Ile-de-France Mobilites	3.500%	10/4/2039	EUR	4,900	5,365
	Ile-de-France Mobilites	0.950%	5/28/2041	EUR	100	75
	Ile-de-France Mobilites	3.800%	5/25/2045	EUR	21,400	23,330
	Regie Autonome des Transports Parisiens EPIC	0.875%	5/25/2027	EUR	1,500	1,724
	Regie Autonome des Transports Parisiens EPIC	1.875%	5/25/2032	EUR	5,400	5,776
	Region of Ile de France	0.000%	4/20/2028	EUR	2,500	2,773
	Region of Ile de France	0.100%	7/2/2030	EUR	1,200	1,244
	Region of Ile de France	2.900%	4/30/2031	EUR	6,000	6,935
	Region of Ile de France	1.375%	6/20/2033	EUR	3,000	3,057
	Region of Ile de France	3.650%	5/25/2035	EUR	10,200	11,890
	Region of Ile de France	3.625%	5/25/2036	EUR	13,800	15,865
	SFIL SA	2.875%	1/18/2028	EUR	13,600	15,922
	SFIL SA	0.050%	6/4/2029	EUR	1,700	1,820
	SFIL SA	3.000%	9/24/2030	EUR	10,000	11,625
	SFIL SA	3.250%	11/25/2030	EUR	20,000	23,463
	SFIL SA	2.875%	1/22/2031	EUR	13,600	15,673
	SFIL SA	1.500%	3/5/2032	EUR	14,500	15,267
	SNCF Reseau	3.125%	10/25/2028	EUR	3,600	4,222
	SNCF Reseau	5.250%	12/7/2028	GBP	8,292	11,369
	SNCF Reseau	0.875%	1/22/2029	EUR	3,000	3,318
	SNCF Reseau	1.125%	5/25/2030	EUR	13,800	14,891
	SNCF Reseau	1.000%	11/9/2031	EUR	7,400	7,639
	SNCF Reseau	5.000%	10/10/2033	EUR	7,509	9,565
	SNCF Reseau	5.250%	1/31/2035	GBP	7,184	9,596
	SNCF Reseau	0.750%	5/25/2036	EUR	18,200	15,656
	SNCF Reseau	1.500%	5/29/2037	EUR	8,900	8,058
	SNCF Reseau	2.250%	12/20/2047	EUR	8,600	6,819
	SNCF Reseau	2.000%	2/5/2048	EUR	2,500	1,871
	SNCF Reseau	5.000%	3/11/2052	GBP	2,451	2,775
	SNCF Reseau	4.830%	3/25/2060	GBP	4,483	4,848
	Societe Des Grands Projets EPIC	1.125%	10/22/2028	EUR	5,200	5,840
	Societe Des Grands Projets EPIC	0.000%	11/25/2030	EUR	47,400	48,134
	Societe Des Grands Projets EPIC	1.125%	5/25/2034	EUR	8,000	7,752
	Societe Des Grands Projets EPIC	3.500%	5/25/2043	EUR	7,000	7,433
	Societe Des Grands Projets EPIC	3.375%	5/25/2045	EUR	5,000	5,139
	Societe Des Grands Projets EPIC	0.875%	5/10/2046	EUR	10,000	6,367
	Societe Des Grands Projets EPIC	3.500%	6/25/2049	EUR	5,000	5,073
	Societe Des Grands Projets EPIC	1.700%	5/25/2050	EUR	6,500	4,559
	Societe Des Grands Projets EPIC	1.000%	11/26/2051	EUR	22,200	12,367
	Societe Des Grands Projets EPIC	3.700%	5/25/2053	EUR	4,300	4,382

Total International Bond II Index Fund
		Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
	Societe Des Grands Projets EPIC	0.700%	10/15/2060	EUR	5,900	2,312
	Societe Des Grands Projets EPIC	1.000%	2/18/2070	EUR	11,000	4,390
	Societe Nationale SNCF SACA	1.500%	2/2/2029	EUR	4,600	5,167
	Societe Nationale SNCF SACA	0.625%	4/17/2030	EUR	12,300	13,067
	Societe Nationale SNCF SACA	0.227%	6/18/2030	CHF	4,000	4,991
	Societe Nationale SNCF SACA	1.000%	5/25/2040	EUR	17,000	13,156
	Societe Nationale SNCF SACA	0.875%	2/28/2051	EUR	10,800	5,643
	UNEDIC ASSEO	1.250%	10/21/2027	EUR	10,500	12,039
	UNEDIC ASSEO	0.500%	3/20/2029	EUR	11,800	12,925
	UNEDIC ASSEO	0.250%	11/25/2029	EUR	14,700	15,655
	UNEDIC ASSEO	0.000%	3/5/2030	EUR	10,000	10,461
	UNEDIC ASSEO	0.000%	11/19/2030	EUR	34,000	34,648
	UNEDIC ASSEO	1.500%	4/20/2032	EUR	25,500	26,994
	UNEDIC ASSEO	1.750%	11/25/2032	EUR	7,000	7,436
	UNEDIC ASSEO	1.250%	5/25/2033	EUR	14,800	15,006
	UNEDIC ASSEO	3.375%	11/25/2033	EUR	13,600	15,769
	UNEDIC ASSEO	0.250%	7/16/2035	EUR	14,500	12,511
	Ville de Paris	1.250%	1/12/2032	EUR	12,800	13,347
	Ville de Paris	1.375%	11/20/2034	EUR	700	677
	Ville de Paris	3.750%	6/22/2048	EUR	5,000	5,247
						12,796,479
Germany (7.2%)
	Bundesobligation	1.300%	10/15/2027	EUR	240,000	276,521
	Bundesobligation	2.200%	4/13/2028	EUR	195,000	226,952
	Bundesobligation	2.400%	10/19/2028	EUR	200,000	233,328
	Bundesobligation	2.400%	4/18/2030	EUR	25,000	28,998
	Bundesobligation	2.200%	10/10/2030	EUR	15,000	17,219
	Bundesobligation	2.500%	4/16/2031	EUR	125,000	144,979
	Bundesschatzanweisungen	1.700%	6/10/2027	EUR	250,000	290,603
	Federal Republic of Germany	0.500%	8/15/2027	EUR	4,587	5,244
[9]	Federal Republic of Germany	0.000%	11/15/2027	EUR	45,542	51,402
[9]	Federal Republic of Germany	5.625%	1/4/2028	EUR	68,082	83,732
[9]	Federal Republic of Germany	0.500%	2/15/2028	EUR	121,655	137,568
[9]	Federal Republic of Germany	0.250%	8/15/2028	EUR	125,770	139,957
[9]	Federal Republic of Germany	0.000%	11/15/2028	EUR	252,639	277,749
[9]	Federal Republic of Germany	0.000%	8/15/2029	EUR	70,256	75,678
	Federal Republic of Germany	2.100%	11/15/2029	EUR	50,000	57,523
	Federal Republic of Germany	0.000%	8/15/2030	EUR	11,000	11,524
[9]	Federal Republic of Germany	2.400%	11/15/2030	EUR	420,000	485,957
[9]	Federal Republic of Germany	0.000%	2/15/2031	EUR	104,734	108,131
[9]	Federal Republic of Germany	0.000%	8/15/2031	EUR	262,516	266,995
[9]	Federal Republic of Germany	0.000%	2/15/2032	EUR	102,179	102,308
[9]	Federal Republic of Germany	1.700%	8/15/2032	EUR	193,670	212,973
	Federal Republic of Germany	2.500%	11/15/2032	EUR	90,000	103,406
	Federal Republic of Germany	2.300%	2/15/2033	EUR	66,812	75,705
[9]	Federal Republic of Germany	2.600%	8/15/2033	EUR	54,065	62,207
	Federal Republic of Germany	2.200%	2/15/2034	EUR	46,111	51,381
[9]	Federal Republic of Germany	4.750%	7/4/2034	EUR	39,075	51,853
[9]	Federal Republic of Germany	2.600%	8/15/2034	EUR	312,583	357,093
	Federal Republic of Germany	2.500%	2/15/2035	EUR	130,000	146,880
[9]	Federal Republic of Germany	0.000%	5/15/2035	EUR	104,194	93,446
[9]	Federal Republic of Germany	2.600%	8/15/2035	EUR	404,600	459,062
[9]	Federal Republic of Germany	0.000%	5/15/2036	EUR	202,597	175,231
[9]	Federal Republic of Germany	4.000%	1/4/2037	EUR	48,904	62,044
	Federal Republic of Germany	1.000%	5/15/2038	EUR	169,993	155,713
	Federal Republic of Germany	4.250%	7/4/2039	EUR	50,000	64,858
	Federal Republic of Germany	4.750%	7/4/2040	EUR	37,079	50,569
[9]	Federal Republic of Germany	2.600%	5/15/2041	EUR	178,100	190,265
	Federal Republic of Germany	3.250%	7/4/2042	EUR	39,916	45,987
	Federal Republic of Germany	2.500%	7/4/2044	EUR	160,032	163,985
[9]	Federal Republic of Germany	2.500%	8/15/2046	EUR	211,077	212,757
[9]	Federal Republic of Germany	3.400%	5/15/2047	EUR	196,780	228,021
[9]	Federal Republic of Germany	1.250%	8/15/2048	EUR	159,688	122,324
[9]	Federal Republic of Germany	0.000%	8/15/2050	EUR	304,508	153,475
	Federal Republic of Germany	0.000%	8/15/2052	EUR	144,000	67,658
[9]	Federal Republic of Germany	1.800%	8/15/2053	EUR	170,951	140,090
	Federal Republic of Germany	2.500%	8/15/2054	EUR	68,000	65,080
	Federal Republic of Germany	2.900%	8/15/2056	EUR	218,692	225,972
	FMS Wertmanagement	0.375%	4/29/2030	EUR	5,400	5,696

Total International Bond II Index Fund
		Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
	Free & Hanseatic City of Hamburg	0.010%	6/15/2028	EUR	7,500	8,288
	Free & Hanseatic City of Hamburg	0.010%	6/30/2028	EUR	20,000	22,065
	Free & Hanseatic City of Hamburg	0.800%	4/11/2034	EUR	977	952
	Free & Hanseatic City of Hamburg	2.875%	6/26/2035	EUR	10,892	12,368
	Free & Hanseatic City of Hamburg	1.450%	11/5/2038	EUR	7,314	6,768
	Free & Hanseatic City of Hamburg	0.250%	2/18/2041	EUR	4,750	3,425
	Free & Hanseatic City of Hamburg	0.400%	11/23/2051	EUR	8,000	4,114
	Free State of Bavaria	0.030%	4/3/2028	EUR	28,454	31,643
	Free State of Bavaria	0.150%	4/3/2030	EUR	4,794	5,053
	Free State of Bavaria	0.010%	1/18/2035	EUR	19,182	16,993
	Free State of Saxony	0.010%	10/15/2027	EUR	2,500	2,816
	Free State of Saxony	0.010%	11/5/2029	EUR	20,541	21,762
	Free State of Saxony	0.010%	12/17/2035	EUR	17,349	14,846
	Gemeinsame Deutsche Bundeslaender HB HH MV RP SH	3.000%	9/11/2035	EUR	24,448	27,964
	Gemeinsame Deutsche Bundeslaender HB HH MV RP SL SH	1.250%	5/4/2029	EUR	15,000	16,733
	Gemeinsame Deutsche Bundeslaender HB HH MV RP SL SH	0.010%	8/26/2030	EUR	17,551	18,072
	Gemeinsame Deutsche Bundeslaender HB HH RP SL SH	0.625%	2/13/2029	EUR	1,951	2,148
	Hannoversche Beteiligungsgesellschaft Niedersachsen GmbH	0.250%	7/16/2035	EUR	10,000	8,893
	Investitionsbank Berlin	0.250%	2/3/2032	EUR	5,500	5,485
	Investitionsbank Berlin	3.125%	3/1/2033	EUR	15,000	17,489
[12]	KFW	1.250%	6/30/2027	EUR	33,802	39,036
[12]	KFW	4.300%	7/13/2027	AUD	10,000	7,141
[12]	KFW	3.750%	7/30/2027	GBP	6,000	8,091
[12]	KFW	2.375%	8/5/2027	EUR	20,546	24,015
[12]	KFW	0.500%	9/15/2027	EUR	19,908	22,675
[12]	KFW	2.750%	10/1/2027	EUR	70,000	82,170
[12]	KFW	0.750%	12/7/2027	GBP	20,000	25,652
[12]	KFW	0.000%	12/15/2027	EUR	15,905	17,872
[12]	KFW	0.625%	1/7/2028	EUR	19,503	22,134
[12]	KFW	1.375%	2/2/2028	SEK	65,270	6,906
[12]	KFW	3.200%	3/15/2028	AUD	17,647	12,316
[12]	KFW	0.750%	6/28/2028	EUR	36,890	41,503
[12]	KFW	2.125%	7/31/2028	EUR	30,000	34,722
[12]	KFW	0.000%	9/15/2028	EUR	78	86
[12]	KFW	3.125%	10/10/2028	EUR	138,944	164,332
[12]	KFW	4.875%	10/10/2028	GBP	10,000	13,702
[12]	KFW	6.000%	12/7/2028	GBP	12,000	16,869
[12]	KFW	3.750%	1/9/2029	GBP	32,091	42,778
[12]	KFW	0.750%	1/15/2029	EUR	40,577	45,124
[12]	KFW	4.200%	2/8/2029	AUD	5,000	3,535
[12]	KFW	2.625%	4/26/2029	EUR	30,000	35,019
[12]	KFW	0.000%	6/15/2029	EUR	20,000	21,536
[12]	KFW	2.375%	6/29/2029	EUR	50,178	58,162
[12]	KFW	4.400%	7/12/2029	AUD	25,000	17,718
[12]	KFW	2.875%	12/28/2029	EUR	32,000	37,600
[12]	KFW	4.450%	1/16/2030	AUD	20,000	14,112
[12]	KFW	4.250%	2/15/2030	GBP	4,000	5,386
[12]	KFW	0.375%	4/23/2030	EUR	10,000	10,644
[12]	KFW	2.750%	5/15/2030	EUR	44,173	51,622
[12]	KFW	3.125%	6/7/2030	EUR	22,307	26,431
[12]	KFW	0.000%	9/17/2030	EUR	44,113	45,657
[12]	KFW	4.250%	10/1/2030	GBP	10,000	13,419
[12]	KFW	2.500%	10/9/2030	EUR	25,000	28,884
[12]	KFW	0.000%	1/10/2031	EUR	37,454	38,428
[12]	KFW	2.750%	2/20/2031	EUR	55,059	64,126
[12]	KFW	4.600%	6/16/2031	AUD	12,500	8,797
[12]	KFW	0.125%	1/9/2032	EUR	31,986	31,991
[12]	KFW	2.875%	3/31/2032	EUR	70,400	81,902
[12]	KFW	5.750%	6/7/2032	GBP	5,120	7,345
[12]	KFW	2.750%	2/14/2033	EUR	15,000	17,270
[12]	KFW	2.750%	4/1/2033	EUR	41,419	47,647
[12]	KFW	1.125%	5/9/2033	EUR	3,948	4,068
[12]	KFW	2.875%	6/7/2033	EUR	13,337	15,439
[12]	KFW	2.625%	1/10/2034	EUR	33,000	37,416
[12]	KFW	0.050%	9/29/2034	EUR	12,373	11,198
[12]	KFW	2.750%	1/17/2035	EUR	19,254	21,863
[12]	KFW	1.375%	7/31/2035	EUR	6,827	6,851
[12]	KFW	3.000%	1/4/2036	EUR	6,012	6,902
[12]	KFW	0.375%	5/20/2036	EUR	23,670	20,951
[12]	KFW	5.000%	6/9/2036	GBP	4,265	5,747

Total International Bond II Index Fund
		Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
[12]	KFW	1.250%	7/4/2036	EUR	11,216	10,855
[12]	KFW	4.875%	3/15/2037	GBP	969	1,280
[12]	KFW	1.125%	3/31/2037	EUR	42,993	40,358
[12]	KFW	4.700%	6/2/2037	CAD	1,152	876
[12]	KFW	1.125%	6/15/2037	EUR	4,876	4,529
[12]	KFW	2.600%	6/20/2037	JPY	812,000	5,247
[12]	KFW	0.875%	7/4/2039	EUR	12,958	11,084
	Land Baden-Wuerttemberg	0.800%	4/5/2028	EUR	4,876	5,504
	Land Baden-Wuerttemberg	2.125%	7/3/2028	EUR	10,000	11,547
	Land Baden-Wuerttemberg	2.750%	5/16/2029	EUR	8,172	9,544
	Land Baden-Wuerttemberg	2.875%	6/26/2031	EUR	7,400	8,609
	Land Baden-Wuerttemberg	0.010%	7/9/2032	EUR	15,604	15,154
	Land Baden-Wuerttemberg	3.000%	6/27/2033	EUR	20,000	23,250
	Land Baden-Wuerttemberg	2.875%	9/28/2035	EUR	5,000	5,688
	Land Berlin	0.010%	5/18/2027	EUR	43,860	50,004
	Land Berlin	1.250%	6/1/2028	EUR	29,000	32,904
	Land Berlin	0.010%	10/26/2028	EUR	13,165	14,393
	Land Berlin	0.010%	7/2/2030	EUR	52,115	54,068
	Land Berlin	2.625%	1/24/2031	EUR	18,000	20,748
	Land Berlin	2.750%	1/16/2032	EUR	4,142	4,784
	Land Berlin	3.000%	4/22/2033	EUR	19,146	22,230
	Land Berlin	1.300%	6/13/2033	EUR	977	1,011
	Land Berlin	0.750%	4/3/2034	EUR	21,835	21,224
	Land Berlin	0.125%	6/4/2035	EUR	15,921	14,073
	Land Berlin	0.625%	8/25/2036	EUR	1,219	1,084
	Land Berlin	1.375%	6/5/2037	EUR	2,439	2,307
	Land Berlin	1.375%	8/27/2038	EUR	2,439	2,255
	Land Berlin	0.050%	8/6/2040	EUR	14,314	10,174
	Land Berlin	0.100%	1/18/2041	EUR	14,939	10,440
	Land Berlin	3.600%	1/16/2046	EUR	30,000	34,677
	Land Berlin	3.000%	3/13/2054	EUR	10,000	10,137
	Land Thueringen	0.500%	3/2/2029	EUR	15,000	16,442
	Land Thueringen	0.010%	3/24/2031	EUR	5,000	5,067
	Land Thueringen	0.250%	3/5/2040	EUR	3,999	2,998
	Landeskreditbank Baden-Wuerttemberg Foerderbank	3.875%	12/7/2027	GBP	3,500	4,711
	Landeskreditbank Baden-Wuerttemberg Foerderbank	0.750%	3/16/2032	EUR	12,000	12,239
[12]	Landwirtschaftliche Rentenbank	0.625%	5/18/2027	EUR	15,749	18,086
[12]	Landwirtschaftliche Rentenbank	0.000%	9/22/2027	EUR	5,600	6,324
[12]	Landwirtschaftliche Rentenbank	0.375%	2/14/2028	EUR	4,876	5,480
[12]	Landwirtschaftliche Rentenbank	3.250%	4/12/2028	AUD	2,140	1,492
[12]	Landwirtschaftliche Rentenbank	0.000%	7/19/2028	EUR	5,690	6,277
[12]	Landwirtschaftliche Rentenbank	0.000%	12/13/2028	EUR	10,000	10,897
[12]	Landwirtschaftliche Rentenbank	3.875%	2/9/2029	GBP	10,000	13,362
[12]	Landwirtschaftliche Rentenbank	4.300%	2/14/2029	AUD	20,000	14,155
[12]	Landwirtschaftliche Rentenbank	0.500%	2/28/2029	EUR	50,528	55,531
[12]	Landwirtschaftliche Rentenbank	3.200%	5/25/2029	AUD	10,790	7,381
[12]	Landwirtschaftliche Rentenbank	0.000%	11/27/2029	EUR	18,155	19,231
[12]	Landwirtschaftliche Rentenbank	0.050%	12/18/2029	EUR	6,000	6,354
[12]	Landwirtschaftliche Rentenbank	4.375%	1/10/2030	GBP	5,000	6,751
[12]	Landwirtschaftliche Rentenbank	0.625%	2/20/2030	EUR	1,850	1,994
[12]	Landwirtschaftliche Rentenbank	0.050%	1/31/2031	EUR	25,059	25,646
[12]	Landwirtschaftliche Rentenbank	4.700%	7/29/2031	AUD	15,000	10,588
[12]	Landwirtschaftliche Rentenbank	2.750%	2/16/2032	EUR	21,500	24,846
[12]	Landwirtschaftliche Rentenbank	2.500%	5/11/2032	EUR	5,444	6,197
[12]	Landwirtschaftliche Rentenbank	3.000%	11/14/2034	EUR	10,000	11,572
	NRW Bank	0.500%	9/13/2027	EUR	7,314	8,322
	NRW Bank	0.625%	1/4/2028	EUR	3,413	3,856
	NRW Bank	0.375%	5/16/2029	EUR	3,535	3,843
	NRW Bank	0.125%	2/4/2030	EUR	25,000	26,436
	NRW Bank	0.000%	9/23/2030	EUR	3,500	3,599
	NRW Bank	0.875%	4/12/2034	EUR	331	324
	NRW Bank	2.875%	7/25/2034	EUR	20,000	22,869
	NRW Bank	3.000%	6/4/2035	EUR	13,582	15,576
	NRW Bank	0.100%	7/9/2035	EUR	13,519	11,856
	NRW Bank	1.200%	3/28/2039	EUR	5,000	4,418
	NRW Bank	0.500%	6/17/2041	EUR	8,900	6,519
	NRW Bank	1.250%	5/13/2049	EUR	4,876	3,358
	State of Brandenburg	0.010%	6/26/2028	EUR	15,696	17,319
	State of Brandenburg	0.125%	2/4/2030	EUR	3,275	3,461
	State of Brandenburg	0.050%	7/1/2031	EUR	14,013	14,140

Total International Bond II Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
State of Brandenburg	1.125%	7/4/2033	EUR	5,000	5,106
State of Brandenburg	3.000%	7/20/2033	EUR	8,000	9,290
State of Brandenburg	0.750%	8/8/2036	EUR	4,876	4,409
State of Brandenburg	1.450%	11/26/2038	EUR	6,875	6,350
State of Brandenburg	0.300%	10/4/2049	EUR	488	254
State of Bremen	2.750%	1/30/2032	EUR	41,000	47,273
State of Bremen	3.000%	3/2/2033	EUR	9,000	10,475
State of Bremen	1.200%	1/30/2034	EUR	100	101
State of Bremen	1.500%	11/12/2038	EUR	2,404	2,234
State of Bremen	1.000%	5/27/2039	EUR	6,097	5,232
State of Bremen	0.500%	5/6/2041	EUR	9,740	7,287
State of Bremen	0.550%	2/4/2050	EUR	26,106	14,946
State of Hesse	0.000%	9/22/2027	EUR	20,000	22,564
State of Hesse	0.625%	8/2/2028	EUR	4,876	5,445
State of Hesse	0.010%	3/11/2030	EUR	12,829	13,456
State of Hesse	0.000%	11/8/2030	EUR	12,190	12,500
State of Hesse	0.125%	10/10/2031	EUR	9,600	9,631
State of Hesse	2.875%	7/4/2033	EUR	5,431	6,246
State of Hesse	1.300%	10/10/2033	EUR	3,901	4,013
State of Hesse	2.750%	1/10/2034	EUR	22,000	24,979
State of Hesse	2.625%	8/25/2034	EUR	17,450	19,502
State of Hesse	3.125%	3/12/2035	EUR	40,730	47,300
State of Lower Saxony	0.010%	11/25/2027	EUR	37,521	42,133
State of Lower Saxony	0.750%	2/15/2028	EUR	7,314	8,269
State of Lower Saxony	0.010%	2/19/2029	EUR	9,518	10,316
State of Lower Saxony	0.375%	5/14/2029	EUR	2,926	3,181
State of Lower Saxony	0.125%	1/10/2030	EUR	4,876	5,163
State of Lower Saxony	2.750%	3/25/2030	EUR	65,747	76,531
State of Lower Saxony	0.010%	8/13/2030	EUR	33,963	35,181
State of Lower Saxony	0.010%	1/10/2031	EUR	5,331	5,448
State of Lower Saxony	2.750%	2/17/2031	EUR	8,146	9,445
State of Lower Saxony	2.625%	4/15/2031	EUR	16,567	19,099
State of Lower Saxony	0.050%	3/9/2035	EUR	33,840	29,938
State of Lower Saxony	3.125%	1/10/2036	EUR	23,808	27,457
State of North Rhine-Westphalia Germany	0.950%	3/13/2028	EUR	13,652	15,475
State of North Rhine-Westphalia Germany	0.000%	1/15/2029	EUR	6,681	7,258
State of North Rhine-Westphalia Germany	0.200%	4/9/2030	EUR	5,000	5,277
State of North Rhine-Westphalia Germany	2.750%	1/15/2032	EUR	25,000	28,909
State of North Rhine-Westphalia Germany	2.375%	5/13/2033	EUR	11,748	13,114
State of North Rhine-Westphalia Germany	2.900%	6/7/2033	EUR	93,719	108,286
State of North Rhine-Westphalia Germany	0.000%	10/12/2035	EUR	31,655	27,339
State of North Rhine-Westphalia Germany	1.250%	5/12/2036	EUR	6,827	6,572
State of North Rhine-Westphalia Germany	1.650%	2/22/2038	EUR	12,000	11,585
State of North Rhine-Westphalia Germany	0.500%	11/25/2039	EUR	18,224	14,437
State of North Rhine-Westphalia Germany	1.500%	6/12/2040	EUR	2,258	2,035
State of North Rhine-Westphalia Germany	0.600%	6/4/2041	EUR	11,573	8,860
State of North Rhine-Westphalia Germany	0.750%	8/16/2041	EUR	977	764
State of North Rhine-Westphalia Germany	1.450%	2/16/2043	EUR	2,439	2,076
State of North Rhine-Westphalia Germany	1.000%	10/16/2046	EUR	8,265	5,978
State of North Rhine-Westphalia Germany	1.650%	5/16/2047	EUR	20,200	16,680
State of North Rhine-Westphalia Germany	1.550%	6/16/2048	EUR	4,876	3,876
State of North Rhine-Westphalia Germany	0.800%	7/30/2049	EUR	12,016	7,690
State of North Rhine-Westphalia Germany	0.375%	9/2/2050	EUR	16,605	8,983
State of North Rhine-Westphalia Germany	0.200%	1/27/2051	EUR	18,134	9,092
State of North Rhine-Westphalia Germany	0.500%	1/15/2052	EUR	11,530	6,274
State of North Rhine-Westphalia Germany	2.900%	1/15/2053	EUR	3,522	3,540
State of North Rhine-Westphalia Germany	3.000%	3/20/2054	EUR	22,500	22,904
State of North Rhine-Westphalia Germany	3.800%	1/14/2056	EUR	5,000	5,865
State of North Rhine-Westphalia Germany	1.750%	10/26/2057	EUR	8,266	6,073
State of North Rhine-Westphalia Germany	1.750%	7/11/2068	EUR	7,518	5,067
State of North Rhine-Westphalia Germany	3.400%	3/7/2073	EUR	19,859	21,145
State of North Rhine-Westphalia Germany	1.950%	9/26/2078	EUR	14,185	9,943
State of North Rhine-Westphalia Germany	2.150%	3/21/2119	EUR	9,518	6,716
State of North Rhine-Westphalia Germany	1.375%	1/15/2120	EUR	12,019	5,686
State of North Rhine-Westphalia Germany	0.950%	1/10/2121	EUR	18,536	6,843
State of North Rhine-Westphalia Germany	1.450%	1/19/2122	EUR	10,334	5,026
State of Rhineland-Palatinate	0.700%	1/26/2028	EUR	4,876	5,511
State of Rhineland-Palatinate	0.750%	2/23/2032	EUR	50,067	51,431
State of Rhineland-Palatinate	0.375%	4/1/2041	EUR	3,400	2,503
State of Rhineland-Palatinate	0.375%	3/10/2051	EUR	3,988	2,077

Total International Bond II Index Fund
		Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
	State of Saxony-Anhalt	0.500%	6/25/2027	EUR	1,219	1,394
	State of Saxony-Anhalt	0.750%	1/29/2029	EUR	6,000	6,644
	State of Saxony-Anhalt	0.000%	3/10/2031	EUR	7,250	7,356
	State of Saxony-Anhalt	2.950%	6/20/2033	EUR	13,200	15,288
	State of Saxony-Anhalt	3.125%	2/4/2036	EUR	7,000	8,086
	State of Saxony-Anhalt	3.150%	2/6/2054	EUR	6,000	6,248
	State of Schleswig-Holstein Germany	1.375%	7/14/2027	EUR	15,000	17,307
	State of Schleswig-Holstein Germany	0.250%	4/18/2028	EUR	977	1,089
	State of Schleswig-Holstein Germany	0.625%	8/31/2028	EUR	3,341	3,719
	State of Schleswig-Holstein Germany	0.010%	11/26/2029	EUR	14,331	15,165
	State of Schleswig-Holstein Germany	0.010%	5/22/2030	EUR	6,998	7,283
	State of Schleswig-Holstein Germany	0.050%	7/8/2031	EUR	5,852	5,887
	State of Schleswig-Holstein Germany	3.000%	8/16/2033	EUR	22,500	26,062
	State of Schleswig-Holstein Germany	2.875%	8/20/2035	EUR	8,170	9,281
						10,490,774
Greece (0.3%)
[1]	Hellenic Republic	3.875%	6/15/2028	EUR	71,918	86,232
[1]	Hellenic Republic	1.500%	6/18/2030	EUR	11,743	12,961
	Hellenic Republic	3.900%	1/30/2033	EUR	31,208	37,648
[1]	Hellenic Republic	4.250%	6/15/2033	EUR	34,062	41,939
[1]	Hellenic Republic	3.375%	6/15/2034	EUR	5,432	6,277
[1]	Hellenic Republic	3.625%	6/15/2035	EUR	151,446	176,376
[1]	Hellenic Republic	3.375%	6/16/2036	EUR	43,411	49,156
[1]	Hellenic Republic	1.875%	1/24/2052	EUR	38,849	27,899
[1]	Hellenic Republic	4.125%	6/15/2054	EUR	41,067	45,539
						484,027
Hong Kong (0.0%)
	Hong Kong Government Bond Programme	3.375%	6/7/2027	EUR	5,000	5,908
	Hong Kong Government Bond Programme	1.250%	6/29/2027	HKD	3,000	378
	Hong Kong Government Bond Programme	1.970%	1/17/2029	HKD	58,850	7,426
	Hong Kong Government Bond Programme	2.130%	7/16/2030	HKD	45,500	5,727
	Hong Kong Government Bond Programme	1.890%	3/2/2032	HKD	28,200	3,460
	Hong Kong Government Bond Programme	3.750%	6/7/2032	EUR	6,000	7,337
	Hong Kong Government Bond Programme	2.020%	3/7/2034	HKD	13,600	1,640
	Hong Kong Government Bond Programme	1.590%	3/4/2036	HKD	57,000	6,398
	Hong Kong Government Infrastructure Bond Programme	3.170%	7/24/2035	HKD	119,250	15,505
	Hong Kong Special Administrative Region	3.300%	5/26/2042	HKD	13,000	1,631
						55,410
Hungary (0.3%)
	Republic of Hungary	1.750%	10/10/2027	EUR	2,146	2,474
	Republic of Hungary	3.000%	10/27/2027	HUF	9,755,340	30,191
	Republic of Hungary	4.500%	3/23/2028	HUF	20,673,470	64,991
	Republic of Hungary	0.125%	9/21/2028	EUR	3,728	4,080
	Republic of Hungary	6.750%	10/22/2028	HUF	5,609,330	18,401
	Republic of Hungary	2.000%	5/23/2029	HUF	1,974,720	5,685
	Republic of Hungary	4.000%	7/25/2029	EUR	17,249	20,704
	Republic of Hungary	3.000%	8/21/2030	HUF	14,925,610	42,932
	Republic of Hungary	6.750%	7/23/2031	HUF	14,000,650	46,741
	Republic of Hungary	3.250%	10/22/2031	HUF	465,190	1,317
	Republic of Hungary	1.625%	4/28/2032	EUR	13,813	14,503
	Republic of Hungary	4.750%	11/24/2032	HUF	8,500,000	25,622
	Republic of Hungary	2.250%	4/20/2033	HUF	9,451,420	24,150
	Republic of Hungary	4.250%	5/26/2033	EUR	14,000	16,658
	Republic of Hungary	5.375%	9/12/2033	EUR	15,000	18,971
	Republic of Hungary	4.500%	6/16/2034	EUR	10,000	12,004
	Republic of Hungary	7.000%	10/24/2035	HUF	8,842,970	30,505
	Republic of Hungary	3.000%	10/27/2038	HUF	7,169,000	17,072
	Republic of Hungary	4.875%	3/22/2040	EUR	32,165	38,542
	Republic of Hungary	3.000%	4/25/2041	HUF	5,082,310	11,570
	Republic of Hungary	1.500%	11/17/2050	EUR	5,523	3,412
						450,525
Indonesia (1.0%)
	Indonesia Treasury Bond	7.000%	5/15/2027	IDR	730,214,000	42,461
	Indonesia Treasury Bond	6.125%	5/15/2028	IDR	706,587,000	40,654
	Indonesia Treasury Bond	6.375%	8/15/2028	IDR	1,778,000,000	102,741
	Indonesia Treasury Bond	9.000%	3/15/2029	IDR	24,484,000	1,507
	Indonesia Treasury Bond	6.875%	4/15/2029	IDR	300,000,000	17,497
	Indonesia Treasury Bond	8.250%	5/15/2029	IDR	710,151,000	42,974

Total International Bond II Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
Indonesia Treasury Bond	6.500%	7/15/2030	IDR	200,000,000	11,485
Indonesia Treasury Bond	7.000%	9/15/2030	IDR	978,735,000	57,099
Indonesia Treasury Bond	6.500%	2/15/2031	IDR	953,002,000	54,488
Indonesia Treasury Bond	5.875%	3/15/2031	IDR	400,000,000	22,221
Indonesia Treasury Bond	8.750%	5/15/2031	IDR	187,925,000	11,775
Indonesia Treasury Bond	6.375%	4/15/2032	IDR	784,458,000	44,443
Indonesia Treasury Bond	7.500%	8/15/2032	IDR	318,879,000	19,068
Indonesia Treasury Bond	7.000%	2/15/2033	IDR	1,536,857,000	89,800
Indonesia Treasury Bond	6.625%	5/15/2033	IDR	1,025,898,000	58,485
Indonesia Treasury Bond	6.625%	2/15/2034	IDR	710,361,000	40,442
Indonesia Treasury Bond	8.375%	3/15/2034	IDR	674,148,000	42,487
Indonesia Treasury Bond	7.500%	6/15/2035	IDR	577,006,000	34,684
Indonesia Treasury Bond	6.750%	7/15/2035	IDR	760,000,000	43,340
Indonesia Treasury Bond	6.500%	4/15/2036	IDR	1,640,000,000	92,392
Indonesia Treasury Bond	8.250%	5/15/2036	IDR	509,661,000	32,615
Indonesia Treasury Bond	9.750%	5/15/2037	IDR	63,792,000	4,534
Indonesia Treasury Bond	7.500%	5/15/2038	IDR	446,806,000	27,041
Indonesia Treasury Bond	7.125%	6/15/2038	IDR	340,000,000	19,938
Indonesia Treasury Bond	8.375%	4/15/2039	IDR	523,168,000	33,909
Indonesia Treasury Bond	7.500%	4/15/2040	IDR	811,318,000	49,139
Indonesia Treasury Bond	7.125%	8/15/2040	IDR	655,000,000	38,656
Indonesia Treasury Bond	9.500%	5/15/2041	IDR	81,900,000	5,907
Indonesia Treasury Bond	7.125%	6/15/2042	IDR	475,210,000	28,076
Indonesia Treasury Bond	7.125%	6/15/2043	IDR	970,000,000	57,236
Indonesia Treasury Bond	7.125%	8/15/2045	IDR	1,350,000,000	80,655
Indonesia Treasury Bond	7.375%	5/15/2048	IDR	422,095,000	25,693
Indonesia Treasury Bond	6.875%	8/15/2051	IDR	486,019,000	28,030
Indonesia Treasury Bond	6.875%	7/15/2054	IDR	860,000,000	49,121
Republic of Indonesia	3.750%	6/14/2028	EUR	11,139	13,169
Republic of Indonesia	2.350%	6/29/2029	JPY	1,000,000	6,379
Republic of Indonesia	2.670%	6/30/2031	JPY	1,000,000	6,369
Republic of Indonesia	1.400%	10/30/2031	EUR	15,000	15,532
Republic of Indonesia	3.650%	9/10/2032	EUR	12,000	13,840
Republic of Indonesia	1.100%	3/12/2033	EUR	4,669	4,469
					1,410,351
Ireland (0.4%)
Republic of Ireland	0.200%	5/15/2027	EUR	58,472	66,988
Republic of Ireland	0.900%	5/15/2028	EUR	36,715	41,610
Republic of Ireland	1.100%	5/15/2029	EUR	24,380	27,272
Republic of Ireland	0.200%	10/18/2030	EUR	55,510	58,116
Republic of Ireland	0.000%	10/18/2031	EUR	72,535	72,941
Republic of Ireland	0.350%	10/18/2032	EUR	42,317	42,117
Republic of Ireland	1.300%	5/15/2033	EUR	19,947	20,926
Republic of Ireland	2.600%	10/18/2034	EUR	48,133	54,332
Republic of Ireland	0.400%	5/15/2035	EUR	10,906	10,026
Republic of Ireland	3.100%	6/18/2036	EUR	23,974	27,700
Republic of Ireland	1.700%	5/15/2037	EUR	2,523	2,517
Republic of Ireland	0.550%	4/22/2041	EUR	75,083	57,754
Republic of Ireland	3.000%	10/18/2043	EUR	6,509	7,066
Republic of Ireland	2.000%	2/18/2045	EUR	39,344	36,036
Republic of Ireland	1.500%	5/15/2050	EUR	61,038	46,951
Republic of Ireland	3.150%	10/18/2055	EUR	12,000	12,558
					584,910
Isle of Man (0.0%)
Isle of Man	1.625%	9/14/2051	GBP	6,930	3,912
Israel (0.4%)
Israel Government Bond - Fixed	4.150%	10/31/2035	ILS	100,000	34,300
State of Israel	3.750%	9/30/2027	ILS	52,240	17,731
State of Israel	4.100%	7/31/2028	ILS	50,000	17,085
State of Israel	2.250%	9/28/2028	ILS	166,992	54,710
State of Israel	1.500%	1/16/2029	EUR	9,466	10,525
State of Israel	3.750%	2/28/2029	ILS	262,281	88,925
State of Israel	1.000%	3/31/2030	ILS	173,975	53,135
State of Israel	3.750%	7/31/2031	ILS	140,317	47,453
State of Israel	0.625%	1/18/2032	EUR	8,922	8,794
State of Israel	1.300%	4/30/2032	ILS	181,900	53,414
State of Israel	4.000%	3/30/2035	ILS	245,519	83,406
State of Israel	2.375%	1/18/2037	EUR	8,200	8,080

Total International Bond II Index Fund
		Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
	State of Israel	1.500%	5/31/2037	ILS	157,924	41,421
	State of Israel	5.500%	1/31/2042	ILS	82,324	32,037
	State of Israel	3.750%	3/31/2047	ILS	131,154	40,694
	State of Israel	2.500%	1/16/2049	EUR	3,219	2,559
	State of Israel	2.800%	11/29/2052	ILS	201,040	50,140
						644,409
Italy (6.7%)
	Cassa Depositi e Prestiti SpA	3.625%	1/13/2030	EUR	5,000	5,931
	Cassa Depositi e Prestiti SpA	1.000%	2/11/2030	EUR	8,400	9,061
	Cassa Depositi e Prestiti SpA	3.875%	7/12/2031	EUR	5,000	5,965
	Cassa Depositi e Prestiti SpA	3.375%	2/11/2032	EUR	2,700	3,130
	Cassa Depositi e Prestiti SpA	3.375%	2/16/2034	EUR	27,600	31,474
	Cassa Depositi e Prestiti SpA	3.500%	10/27/2035	EUR	25,000	28,161
	Italy Buoni Poliennali Del Tesoro	3.450%	7/15/2027	EUR	74,099	87,716
	Italy Buoni Poliennali Del Tesoro	2.050%	8/1/2027	EUR	200,000	232,951
	Italy Buoni Poliennali Del Tesoro	2.100%	8/26/2027	EUR	74,839	87,111
	Italy Buoni Poliennali Del Tesoro	0.950%	9/15/2027	EUR	151,525	173,711
	Italy Buoni Poliennali Del Tesoro	2.700%	10/15/2027	EUR	90,000	105,503
	Italy Buoni Poliennali Del Tesoro	6.500%	11/1/2027	EUR	32,315	39,976
	Italy Buoni Poliennali Del Tesoro	2.650%	12/1/2027	EUR	70,059	82,093
	Italy Buoni Poliennali Del Tesoro	0.250%	3/15/2028	EUR	90,622	101,545
	Italy Buoni Poliennali Del Tesoro	3.400%	4/1/2028	EUR	90,842	107,786
	Italy Buoni Poliennali Del Tesoro	2.650%	6/15/2028	EUR	50,000	58,444
	Italy Buoni Poliennali Del Tesoro	0.500%	7/15/2028	EUR	139,312	155,571
	Italy Buoni Poliennali Del Tesoro	3.800%	8/1/2028	EUR	206,084	246,827
[1]	Italy Buoni Poliennali Del Tesoro	4.750%	9/1/2028	EUR	50,000	61,168
	Italy Buoni Poliennali Del Tesoro	2.350%	1/15/2029	EUR	38,434	44,448
	Italy Buoni Poliennali Del Tesoro	4.100%	2/1/2029	EUR	283,835	343,518
	Italy Buoni Poliennali Del Tesoro	2.400%	3/15/2029	EUR	100,000	115,654
	Italy Buoni Poliennali Del Tesoro	2.800%	6/15/2029	EUR	183,698	214,671
	Italy Buoni Poliennali Del Tesoro	3.350%	7/1/2029	EUR	356,177	422,775
	Italy Buoni Poliennali Del Tesoro	3.000%	10/1/2029	EUR	251,397	295,040
[1]	Italy Buoni Poliennali Del Tesoro	3.500%	3/1/2030	EUR	71,781	85,677
	Italy Buoni Poliennali Del Tesoro	1.350%	4/1/2030	EUR	40,825	44,965
	Italy Buoni Poliennali Del Tesoro	3.700%	6/15/2030	EUR	85,006	102,012
	Italy Buoni Poliennali Del Tesoro	2.950%	7/1/2030	EUR	30,000	34,993
	Italy Buoni Poliennali Del Tesoro	0.950%	8/1/2030	EUR	75,122	80,716
[1]	Italy Buoni Poliennali Del Tesoro	2.700%	10/1/2030	EUR	200,000	230,479
	Italy Buoni Poliennali Del Tesoro	4.000%	11/15/2030	EUR	75,000	91,125
[1]	Italy Buoni Poliennali Del Tesoro	1.650%	12/1/2030	EUR	35,847	39,392
	Italy Buoni Poliennali Del Tesoro	2.850%	2/1/2031	EUR	75,000	86,684
[1]	Italy Buoni Poliennali Del Tesoro	3.500%	2/15/2031	EUR	126,375	150,332
	Italy Buoni Poliennali Del Tesoro	0.900%	4/1/2031	EUR	158,588	166,895
	Italy Buoni Poliennali Del Tesoro	3.450%	7/15/2031	EUR	254,165	301,324
[1]	Italy Buoni Poliennali Del Tesoro	0.600%	8/1/2031	EUR	51,149	52,473
[1]	Italy Buoni Poliennali Del Tesoro	3.150%	11/15/2031	EUR	251,061	292,507
[1]	Italy Buoni Poliennali Del Tesoro	0.950%	12/1/2031	EUR	72,000	74,569
[1]	Italy Buoni Poliennali Del Tesoro	1.650%	3/1/2032	EUR	69,424	74,375
	Italy Buoni Poliennali Del Tesoro	0.950%	6/1/2032	EUR	65,399	66,730
[1]	Italy Buoni Poliennali Del Tesoro	3.250%	7/15/2032	EUR	221,976	258,593
[1]	Italy Buoni Poliennali Del Tesoro	3.250%	11/15/2032	EUR	94,022	109,148
	Italy Buoni Poliennali Del Tesoro	2.500%	12/1/2032	EUR	68,494	76,137
	Italy Buoni Poliennali Del Tesoro	5.750%	2/1/2033	EUR	114,810	153,307
[1]	Italy Buoni Poliennali Del Tesoro	3.150%	3/15/2033	EUR	110,255	126,883
	Italy Buoni Poliennali Del Tesoro	4.400%	5/1/2033	EUR	143,790	178,376
	Italy Buoni Poliennali Del Tesoro	4.350%	11/1/2033	EUR	182,046	224,777
	Italy Buoni Poliennali Del Tesoro	4.200%	3/1/2034	EUR	100,000	122,180
	Italy Buoni Poliennali Del Tesoro	3.850%	7/1/2034	EUR	105,595	125,706
[1]	Italy Buoni Poliennali Del Tesoro	5.000%	8/1/2034	EUR	49,264	63,413
	Italy Buoni Poliennali Del Tesoro	3.850%	2/1/2035	EUR	208,447	247,293
[1]	Italy Buoni Poliennali Del Tesoro	3.650%	8/1/2035	EUR	156,968	182,675
	Italy Buoni Poliennali Del Tesoro	3.600%	10/1/2035	EUR	210,000	242,984
	Italy Buoni Poliennali Del Tesoro	3.450%	2/1/2036	EUR	119,450	136,107
[1]	Italy Buoni Poliennali Del Tesoro	1.450%	3/1/2036	EUR	88,654	84,124
[1]	Italy Buoni Poliennali Del Tesoro	3.800%	7/1/2036	EUR	78,492	91,669
[1]	Italy Buoni Poliennali Del Tesoro	2.250%	9/1/2036	EUR	25,000	25,423
[1]	Italy Buoni Poliennali Del Tesoro	4.000%	2/1/2037	EUR	7,882	9,371
[1]	Italy Buoni Poliennali Del Tesoro	0.950%	3/1/2037	EUR	68,377	59,533
[1]	Italy Buoni Poliennali Del Tesoro	4.050%	10/30/2037	EUR	138,097	163,786

Total International Bond II Index Fund
		Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
[1]	Italy Buoni Poliennali Del Tesoro	3.250%	3/1/2038	EUR	61,037	66,716
[1]	Italy Buoni Poliennali Del Tesoro	2.950%	9/1/2038	EUR	6,435	6,779
[1]	Italy Buoni Poliennali Del Tesoro	5.000%	8/1/2039	EUR	49,351	63,492
[1]	Italy Buoni Poliennali Del Tesoro	4.150%	10/1/2039	EUR	111,800	131,935
[1]	Italy Buoni Poliennali Del Tesoro	3.850%	10/1/2040	EUR	177,882	201,684
[1]	Italy Buoni Poliennali Del Tesoro	1.800%	3/1/2041	EUR	140,982	121,867
[1]	Italy Buoni Poliennali Del Tesoro	3.950%	10/1/2041	EUR	219,396	249,096
[1]	Italy Buoni Poliennali Del Tesoro	4.450%	9/1/2043	EUR	128,036	152,875
[1]	Italy Buoni Poliennali Del Tesoro	4.750%	9/1/2044	EUR	9,328	11,569
[1]	Italy Buoni Poliennali Del Tesoro	1.500%	4/30/2045	EUR	66,713	49,749
[1]	Italy Buoni Poliennali Del Tesoro	4.100%	4/30/2046	EUR	60,505	68,441
[1]	Italy Buoni Poliennali Del Tesoro	3.250%	9/1/2046	EUR	61,036	60,832
[1]	Italy Buoni Poliennali Del Tesoro	2.700%	3/1/2047	EUR	67,658	61,268
[1]	Italy Buoni Poliennali Del Tesoro	3.450%	3/1/2048	EUR	62,810	63,932
[1]	Italy Buoni Poliennali Del Tesoro	3.850%	9/1/2049	EUR	135,249	145,414
[1]	Italy Buoni Poliennali Del Tesoro	2.450%	9/1/2050	EUR	74,319	61,289
[1]	Italy Buoni Poliennali Del Tesoro	1.700%	9/1/2051	EUR	75,969	51,900
[1]	Italy Buoni Poliennali Del Tesoro	2.150%	9/1/2052	EUR	20,000	15,049
[1]	Italy Buoni Poliennali Del Tesoro	4.500%	10/1/2053	EUR	66,889	78,081
[1]	Italy Buoni Poliennali Del Tesoro	4.300%	10/1/2054	EUR	96,897	109,288
[1]	Italy Buoni Poliennali Del Tesoro	4.650%	10/1/2055	EUR	128,295	152,226
[1]	Italy Buoni Poliennali Del Tesoro	2.800%	3/1/2067	EUR	47,014	38,018
[1]	Italy Buoni Poliennali Del Tesoro	2.150%	3/1/2072	EUR	12,000	8,126
	Republic of Italy	6.000%	8/4/2028	GBP	5,802	8,032
						9,694,621
Japan (10.2%)
	Aichi Prefecture	0.075%	5/20/2027	JPY	2,400,000	15,138
	Aichi Prefecture	0.050%	9/20/2029	JPY	400,000	2,413
	Aichi Prefecture	0.772%	9/20/2033	JPY	300,000	1,712
	Aichi Prefecture	0.481%	6/11/2041	JPY	180,000	768
	City of Yokohama Japan	0.050%	10/16/2029	JPY	1,500,000	9,034
	City of Yokohama Japan	0.150%	6/12/2030	JPY	500,000	2,973
	Deposit Insurance Corp. of Japan	0.792%	7/26/2027	JPY	1,100,000	6,978
	Fukuoka Prefecture	0.432%	6/18/2049	JPY	500,000	1,551
	Hyogo Prefecture	1.020%	7/13/2029	JPY	750,000	4,689
	Hyogo Prefecture	1.400%	9/8/2034	JPY	700,000	4,102
	Japan	0.005%	6/20/2027	JPY	12,604,000	79,516
	Japan	0.100%	6/20/2027	JPY	10,557,150	66,677
	Japan	2.300%	6/20/2027	JPY	9,800	63
	Japan	0.900%	8/1/2027	JPY	19,000,000	120,962
	Japan	0.900%	9/1/2027	JPY	15,000,000	95,436
	Japan	0.100%	9/20/2027	JPY	5,587,000	35,157
	Japan	0.100%	9/20/2027	JPY	5,900,000	37,127
	Japan	2.200%	9/20/2027	JPY	1,007,350	6,523
	Japan	1.000%	10/1/2027	JPY	15,000,000	95,516
	Japan	1.000%	11/1/2027	JPY	15,000,000	95,455
	Japan	1.000%	12/1/2027	JPY	12,000,000	76,323
	Japan	0.100%	12/20/2027	JPY	7,492,600	46,953
	Japan	0.200%	12/20/2027	JPY	8,000,000	50,216
	Japan	0.300%	12/20/2027	JPY	3,000,000	18,861
	Japan	2.100%	12/20/2027	JPY	1,092,700	7,072
	Japan	1.100%	1/1/2028	JPY	20,000,000	127,331
	Japan	1.300%	2/1/2028	JPY	20,000,000	127,705
	Japan	1.300%	3/1/2028	JPY	20,000,000	127,658
	Japan	0.100%	3/20/2028	JPY	7,007,950	43,734
	Japan	0.100%	3/20/2028	JPY	6,253,000	39,023
	Japan	0.200%	3/20/2028	JPY	7,450,000	46,580
	Japan	2.200%	3/20/2028	JPY	1,925,950	12,498
	Japan	2.400%	3/20/2028	JPY	2,852,400	18,576
	Japan	1.400%	4/1/2028	JPY	5,000,000	31,951
	Japan	0.100%	6/20/2028	JPY	5,893,400	36,635
	Japan	0.100%	6/20/2028	JPY	5,000,000	31,082
	Japan	0.200%	6/20/2028	JPY	4,500,000	28,023
	Japan	0.300%	6/20/2028	JPY	2,000,000	12,480
	Japan	2.400%	6/20/2028	JPY	3,260,200	21,262
	Japan	0.100%	9/20/2028	JPY	4,689,800	29,033
	Japan	0.300%	9/20/2028	JPY	5,000,000	31,090
	Japan	0.400%	9/20/2028	JPY	5,600,000	34,900
	Japan	2.100%	9/20/2028	JPY	1,986,900	12,888

Total International Bond II Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
Japan	0.100%	12/20/2028	JPY	6,723,850	41,429
Japan	0.200%	12/20/2028	JPY	7,000,000	43,238
Japan	0.300%	12/20/2028	JPY	2,000,000	12,388
Japan	0.300%	12/20/2028	JPY	6,000,000	37,158
Japan	0.400%	12/20/2028	JPY	7,000,000	43,468
Japan	1.900%	12/20/2028	JPY	2,530,200	16,336
Japan	0.100%	3/20/2029	JPY	7,240,600	44,407
Japan	0.400%	3/20/2029	JPY	9,000,000	55,669
Japan	0.500%	3/20/2029	JPY	9,500,000	58,934
Japan	0.600%	3/20/2029	JPY	7,000,000	43,555
Japan	1.900%	3/20/2029	JPY	2,023,500	13,062
Japan	2.100%	3/20/2029	JPY	2,200,500	14,281
Japan	0.100%	6/20/2029	JPY	7,981,850	48,713
Japan	0.400%	6/20/2029	JPY	7,500,000	46,213
Japan	0.500%	6/20/2029	JPY	2,000,000	12,357
Japan	0.500%	6/20/2029	JPY	7,000,000	43,250
Japan	0.600%	6/20/2029	JPY	9,500,000	58,889
Japan	2.100%	6/20/2029	JPY	2,696,400	17,499
Japan	0.100%	9/20/2029	JPY	5,205,600	31,597
Japan	0.600%	9/20/2029	JPY	11,000,000	67,969
Japan	0.700%	9/20/2029	JPY	20,500,000	126,979
Japan	2.100%	9/20/2029	JPY	5,792,650	37,586
Japan	2.800%	9/20/2029	JPY	1,316,550	8,734
Japan	0.100%	12/20/2029	JPY	6,308,450	38,080
Japan	0.900%	12/20/2029	JPY	10,000,000	62,152
Japan	1.000%	12/20/2029	JPY	13,000,000	81,086
Japan	1.100%	12/20/2029	JPY	12,359,200	77,366
Japan	2.100%	12/20/2029	JPY	6,356,900	41,221
Japan	2.200%	12/20/2029	JPY	2,798,800	18,213
Japan	4.625%	1/28/2030	GBP	11,700	15,851
Japan	0.100%	3/20/2030	JPY	6,000,000	36,018
Japan	1.000%	3/20/2030	JPY	29,000,000	180,280
Japan	2.100%	3/20/2030	JPY	6,989,050	45,308
Japan	2.200%	3/20/2030	JPY	4,771,850	31,041
Japan	2.300%	5/20/2030	JPY	82,900	541
Japan	0.100%	6/20/2030	JPY	5,066,950	30,245
Japan	1.000%	6/20/2030	JPY	22,000,000	136,449
Japan	1.000%	6/20/2030	JPY	2,000,000	12,404
Japan	1.100%	6/20/2030	JPY	20,000,000	124,449
Japan	1.600%	6/20/2030	JPY	277,950	1,765
Japan	1.800%	6/20/2030	JPY	19,550	125
Japan	2.000%	6/20/2030	JPY	2,437,950	15,730
Japan	0.100%	9/20/2030	JPY	5,883,650	34,917
Japan	1.300%	9/20/2030	JPY	30,000,000	187,685
Japan	1.400%	9/20/2030	JPY	23,000,000	144,503
Japan	1.800%	9/20/2030	JPY	682,650	4,363
Japan	1.900%	9/20/2030	JPY	2,130,750	13,676
Japan	0.100%	12/20/2030	JPY	9,079,600	53,575
Japan	1.600%	12/20/2030	JPY	38,600,000	244,504
Japan	1.600%	12/20/2030	JPY	1,000,000	6,334
Japan	2.000%	12/20/2030	JPY	1,462,800	9,417
Japan	2.100%	12/20/2030	JPY	5,383,600	34,808
Japan	0.100%	3/20/2031	JPY	9,583,450	56,195
Japan	1.800%	3/20/2031	JPY	7,500,000	47,696
Japan	1.900%	3/20/2031	JPY	2,925,550	18,726
Japan	2.000%	3/20/2031	JPY	5,938,750	38,183
Japan	2.200%	3/20/2031	JPY	1,643,800	10,665
Japan	0.100%	6/20/2031	JPY	8,795,650	51,265
Japan	1.800%	6/20/2031	JPY	3,599,750	22,893
Japan	1.900%	6/20/2031	JPY	4,101,150	26,202
Japan	0.100%	9/20/2031	JPY	4,362,500	25,260
Japan	1.700%	9/20/2031	JPY	5,189,650	32,777
Japan	1.800%	9/20/2031	JPY	7,223,450	45,840
Japan	0.100%	12/20/2031	JPY	4,498,300	25,891
Japan	1.700%	12/20/2031	JPY	6,066,800	38,230
Japan	1.800%	12/20/2031	JPY	7,117,350	45,080
Japan	0.200%	3/20/2032	JPY	2,300,000	13,233
Japan	1.600%	3/20/2032	JPY	2,863,850	17,897
Japan	1.700%	3/20/2032	JPY	3,010,300	18,916
Japan	1.800%	3/20/2032	JPY	5,951,000	37,596

Total International Bond II Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
Japan	2.300%	5/20/2032	JPY	1,200,000	7,789
Japan	0.200%	6/20/2032	JPY	3,900,000	22,285
Japan	1.500%	6/20/2032	JPY	3,971,850	24,608
Japan	1.600%	6/20/2032	JPY	4,015,400	25,025
Japan	1.700%	6/20/2032	JPY	2,800,000	17,552
Japan	0.200%	9/20/2032	JPY	4,000,000	22,717
Japan	1.700%	9/20/2032	JPY	9,337,900	58,379
Japan	1.800%	11/22/2032	JPY	1,200,000	7,537
Japan	0.500%	12/20/2032	JPY	6,600,000	38,024
Japan	1.700%	12/20/2032	JPY	7,875,600	49,114
Japan	1.800%	12/20/2032	JPY	4,625,550	29,034
Japan	0.500%	3/20/2033	JPY	8,950,000	51,271
Japan	1.100%	3/20/2033	JPY	1,200,000	7,172
Japan	1.500%	3/20/2033	JPY	6,038,850	37,065
Japan	1.600%	3/20/2033	JPY	6,493,850	40,114
Japan	0.400%	6/20/2033	JPY	15,000,000	84,769
Japan	1.700%	6/20/2033	JPY	2,152,750	13,344
Japan	1.700%	6/20/2033	JPY	9,321,550	57,780
Japan	0.800%	9/20/2033	JPY	15,121,250	87,509
Japan	1.700%	9/20/2033	JPY	11,247,400	69,476
Japan	0.600%	12/20/2033	JPY	26,250,000	148,702
Japan	0.700%	12/20/2033	JPY	4,000,000	22,797
Japan	1.600%	12/20/2033	JPY	8,848,700	54,099
Japan	2.000%	12/20/2033	JPY	2,560,800	16,115
Japan	0.800%	3/20/2034	JPY	31,000,000	177,377
Japan	1.000%	3/20/2034	JPY	4,000,000	23,236
Japan	1.500%	3/20/2034	JPY	8,735,200	52,832
Japan	2.400%	3/20/2034	JPY	1,804,100	11,653
Japan	1.100%	6/20/2034	JPY	31,000,000	180,726
Japan	1.500%	6/20/2034	JPY	10,287,850	61,927
Japan	2.500%	6/20/2034	JPY	1,581,550	10,267
Japan	0.900%	9/20/2034	JPY	33,100,000	188,787
Japan	1.400%	9/20/2034	JPY	13,414,050	79,779
Japan	2.500%	9/20/2034	JPY	395,050	2,561
Japan	1.200%	12/20/2034	JPY	12,236,350	71,254
Japan	1.200%	12/20/2034	JPY	27,300,000	158,960
Japan	2.400%	12/20/2034	JPY	1,121,450	7,199
Japan	1.200%	3/20/2035	JPY	12,679,700	73,475
Japan	1.400%	3/20/2035	JPY	26,800,000	157,957
Japan	2.300%	3/20/2035	JPY	1,419,000	9,021
Japan	1.300%	6/20/2035	JPY	10,294,150	59,881
Japan	1.500%	6/20/2035	JPY	33,000,000	195,362
Japan	2.300%	6/20/2035	JPY	1,745,550	11,064
Japan	1.200%	9/20/2035	JPY	13,302,000	76,295
Japan	1.600%	9/20/2035	JPY	2,000,000	12,143
Japan	1.700%	9/20/2035	JPY	33,000,000	197,994
Japan	2.500%	9/20/2035	JPY	487,600	3,134
Japan	1.000%	12/20/2035	JPY	12,679,950	70,943
Japan	2.100%	12/20/2035	JPY	33,850,000	209,546
Japan	2.300%	12/20/2035	JPY	1,223,850	7,714
Japan	0.400%	3/20/2036	JPY	11,435,200	59,770
Japan	2.400%	3/20/2036	JPY	2,651,100	16,775
Japan	2.500%	3/20/2036	JPY	1,076,600	6,885
Japan	0.200%	6/20/2036	JPY	11,427,100	57,940
Japan	2.500%	6/20/2036	JPY	707,050	4,511
Japan	0.500%	9/20/2036	JPY	14,032,150	72,948
Japan	2.500%	9/20/2036	JPY	292,600	1,861
Japan	0.600%	12/20/2036	JPY	15,434,600	80,392
Japan	2.300%	12/20/2036	JPY	393,950	2,450
Japan	0.700%	3/20/2037	JPY	13,579,500	71,070
Japan	2.400%	3/20/2037	JPY	2,462,150	15,404
Japan	0.600%	6/20/2037	JPY	12,160,750	62,403
Japan	0.600%	9/20/2037	JPY	17,326,450	88,189
Japan	2.500%	9/20/2037	JPY	1,128,350	7,083
Japan	0.600%	12/20/2037	JPY	13,888,600	70,109
Japan	0.500%	3/20/2038	JPY	16,964,950	83,852
Japan	2.500%	3/20/2038	JPY	3,832,300	23,910
Japan	0.500%	6/20/2038	JPY	16,283,200	79,679
Japan	0.700%	9/20/2038	JPY	16,220,350	80,963
Japan	2.400%	9/20/2038	JPY	3,654,600	22,392

Total International Bond II Index Fund
		Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
	Japan	0.500%	12/20/2038	JPY	15,377,150	74,080
	Japan	0.400%	3/20/2039	JPY	15,593,350	73,359
	Japan	2.300%	3/20/2039	JPY	4,758,050	28,608
	Japan	0.300%	6/20/2039	JPY	18,197,650	83,607
	Japan	0.300%	9/20/2039	JPY	14,947,050	67,985
	Japan	2.200%	9/20/2039	JPY	5,453,150	32,136
	Japan	0.300%	12/20/2039	JPY	18,848,200	84,954
	Japan	0.400%	3/20/2040	JPY	16,826,800	76,354
	Japan	2.300%	3/20/2040	JPY	9,003,150	53,269
	Japan	0.400%	6/20/2040	JPY	20,680,350	92,991
	Japan	0.400%	9/20/2040	JPY	21,756,200	96,951
	Japan	2.000%	9/20/2040	JPY	9,465,300	53,475
	Japan	0.500%	12/20/2040	JPY	21,946,750	98,531
	Japan	0.500%	3/20/2041	JPY	17,395,350	77,393
	Japan	2.200%	3/20/2041	JPY	9,369,300	53,906
	Japan	0.400%	6/20/2041	JPY	19,910,200	86,438
	Japan	0.500%	9/20/2041	JPY	19,537,250	85,425
	Japan	2.000%	9/20/2041	JPY	11,488,400	63,723
	Japan	0.500%	12/20/2041	JPY	20,301,350	88,031
	Japan	0.800%	3/20/2042	JPY	19,138,550	86,791
	Japan	2.000%	3/20/2042	JPY	10,942,400	60,085
	Japan	0.900%	6/20/2042	JPY	19,691,000	90,229
	Japan	1.100%	9/20/2042	JPY	16,190,000	76,244
	Japan	1.900%	9/20/2042	JPY	15,732,950	84,309
	Japan	1.400%	12/20/2042	JPY	14,270,000	70,224
	Japan	1.100%	3/20/2043	JPY	15,500,000	71,960
	Japan	1.800%	3/20/2043	JPY	9,770,250	51,057
	Japan	1.100%	6/20/2043	JPY	16,819,250	77,608
	Japan	1.900%	6/20/2043	JPY	8,860,900	46,818
	Japan	1.500%	9/20/2043	JPY	16,377,950	80,547
	Japan	1.800%	9/20/2043	JPY	6,908,950	35,723
	Japan	1.300%	12/20/2043	JPY	15,000,000	70,815
	Japan	1.700%	12/20/2043	JPY	7,751,900	39,261
	Japan	1.600%	3/20/2044	JPY	14,000,000	69,304
	Japan	1.700%	3/20/2044	JPY	8,401,000	42,319
	Japan	1.700%	6/20/2044	JPY	5,029,200	25,206
	Japan	1.900%	6/20/2044	JPY	14,500,000	75,168
	Japan	1.700%	9/20/2044	JPY	7,417,700	37,006
	Japan	1.800%	9/20/2044	JPY	15,000,000	75,937
	Japan	1.500%	12/20/2044	JPY	5,315,200	25,433
	Japan	2.000%	12/20/2044	JPY	12,700,000	66,356
[10]	Japan	1.500%	3/20/2045	JPY	8,510,100	40,503
[10]	Japan	2.400%	3/20/2045	JPY	13,000,000	72,203
[10]	Japan	1.600%	6/20/2045	JPY	4,047,900	19,524
[10]	Japan	2.500%	6/20/2045	JPY	11,000,000	61,933
[10]	Japan	1.400%	9/20/2045	JPY	3,044,500	14,065
[10]	Japan	2.700%	9/20/2045	JPY	10,500,000	60,830
[10]	Japan	1.400%	12/20/2045	JPY	4,637,850	21,295
[10]	Japan	3.200%	12/20/2045	JPY	10,300,000	64,190
[10]	Japan	0.800%	3/20/2046	JPY	7,948,350	31,894
[10]	Japan	0.300%	6/20/2046	JPY	7,953,300	27,992
[10]	Japan	0.500%	9/20/2046	JPY	8,752,050	32,147
[10]	Japan	0.600%	12/20/2046	JPY	7,442,850	27,797
[10]	Japan	0.800%	3/20/2047	JPY	6,707,600	26,125
[10]	Japan	0.800%	6/20/2047	JPY	7,530,600	29,110
[10]	Japan	0.800%	9/20/2047	JPY	7,910,400	30,249
[10]	Japan	0.800%	12/20/2047	JPY	8,796,450	33,459
[10]	Japan	0.800%	3/20/2048	JPY	7,620,450	28,743
[10]	Japan	2.400%	3/20/2048	JPY	660,050	3,523
[10]	Japan	0.700%	6/20/2048	JPY	11,707,600	42,655
[10]	Japan	0.900%	9/20/2048	JPY	5,500,950	20,944
[10]	Japan	0.700%	12/20/2048	JPY	9,541,900	34,222
[10]	Japan	0.500%	3/20/2049	JPY	8,208,950	27,579
[10]	Japan	2.200%	3/20/2049	JPY	2,992,350	15,138
[10]	Japan	0.400%	6/20/2049	JPY	4,325,050	13,953
[10]	Japan	0.400%	9/20/2049	JPY	7,870,800	25,148
[10]	Japan	0.400%	12/20/2049	JPY	9,895,150	31,300
[10]	Japan	0.400%	3/20/2050	JPY	10,219,450	31,993
[10]	Japan	2.200%	3/20/2050	JPY	2,852,200	14,188
[10]	Japan	0.600%	6/20/2050	JPY	10,665,650	35,231

Total International Bond II Index Fund
		Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
[10]	Japan	0.600%	9/20/2050	JPY	13,014,950	42,573
[10]	Japan	0.700%	12/20/2050	JPY	14,367,950	48,052
[10]	Japan	0.700%	3/20/2051	JPY	12,841,600	42,557
[10]	Japan	2.200%	3/20/2051	JPY	6,451,000	31,425
[10]	Japan	0.700%	6/20/2051	JPY	11,625,200	38,224
[10]	Japan	0.700%	9/20/2051	JPY	13,852,500	45,140
[10]	Japan	0.700%	12/20/2051	JPY	15,399,900	49,809
[10]	Japan	1.000%	3/20/2052	JPY	13,197,000	46,526
[10]	Japan	2.000%	3/20/2052	JPY	8,427,650	38,563
[10]	Japan	1.300%	6/20/2052	JPY	13,643,000	52,168
[10]	Japan	1.400%	9/20/2052	JPY	13,350,000	52,276
[10]	Japan	1.600%	12/20/2052	JPY	10,500,000	43,219
[10]	Japan	1.400%	3/20/2053	JPY	13,100,000	50,920
[10]	Japan	1.900%	3/20/2053	JPY	5,000,550	22,087
[10]	Japan	1.200%	6/20/2053	JPY	13,600,000	49,698
[10]	Japan	1.800%	9/20/2053	JPY	11,242,500	48,273
[10]	Japan	1.600%	12/20/2053	JPY	11,800,000	47,910
[10]	Japan	1.700%	3/20/2054	JPY	4,998,450	20,856
[10]	Japan	1.800%	3/20/2054	JPY	13,030,000	55,616
[10]	Japan	2.200%	6/20/2054	JPY	12,800,000	60,134
[10]	Japan	2.100%	9/20/2054	JPY	13,000,000	59,453
[10]	Japan	2.300%	12/20/2054	JPY	13,800,000	66,153
[10]	Japan	1.400%	3/20/2055	JPY	6,207,050	23,558
[10]	Japan	2.400%	3/20/2055	JPY	11,500,000	56,360
[10]	Japan	2.800%	6/20/2055	JPY	10,500,000	56,115
[10]	Japan	3.200%	9/20/2055	JPY	9,700,000	56,211
[10]	Japan	3.400%	12/20/2055	JPY	10,000,000	60,294
[10]	Japan	0.400%	3/20/2056	JPY	14,045,950	36,644
	Japan	0.900%	3/20/2057	JPY	11,953,900	37,546
	Japan	0.800%	3/20/2058	JPY	12,257,650	36,418
	Japan	0.500%	3/20/2059	JPY	15,021,500	38,303
	Japan	0.500%	3/20/2060	JPY	21,350,050	53,531
	Japan	0.700%	3/20/2061	JPY	18,162,350	48,866
	Japan	1.000%	3/20/2062	JPY	16,617,300	49,915
	Japan	1.300%	3/20/2063	JPY	17,500,000	57,796
	Japan	2.200%	3/20/2064	JPY	18,620,500	81,469
	Japan	3.100%	3/20/2065	JPY	12,500,000	69,427
	Japan Bank for International Cooperation	2.625%	10/17/2030	EUR	9,370	10,757
	Japan Expressway Holding & Debt Repayment Agency	0.110%	5/31/2027	JPY	5,400	34
	Japan Expressway Holding & Debt Repayment Agency	0.130%	6/30/2027	JPY	241,600	1,523
	Japan Expressway Holding & Debt Repayment Agency	0.160%	7/30/2027	JPY	400,000	2,519
	Japan Expressway Holding & Debt Repayment Agency	0.155%	8/31/2027	JPY	301,300	1,895
	Japan Expressway Holding & Debt Repayment Agency	0.090%	9/30/2027	JPY	1,447,700	9,078
	Japan Expressway Holding & Debt Repayment Agency	2.340%	10/20/2027	JPY	760,000	4,917
	Japan Expressway Holding & Debt Repayment Agency	0.170%	10/29/2027	JPY	585,200	3,673
	Japan Expressway Holding & Debt Repayment Agency	0.160%	11/30/2027	JPY	292,500	1,831
	Japan Expressway Holding & Debt Repayment Agency	2.250%	12/20/2027	JPY	60,000	388
	Japan Expressway Holding & Debt Repayment Agency	0.155%	12/28/2027	JPY	200,000	1,250
	Japan Expressway Holding & Debt Repayment Agency	0.185%	1/31/2028	JPY	305,800	1,910
	Japan Expressway Holding & Debt Repayment Agency	2.420%	6/20/2028	JPY	760,000	4,941
	Japan Expressway Holding & Debt Repayment Agency	0.150%	6/30/2028	JPY	500,000	3,098
	Japan Expressway Holding & Debt Repayment Agency	0.135%	7/31/2028	JPY	1,000,000	6,186
	Japan Expressway Holding & Debt Repayment Agency	2.370%	9/20/2028	JPY	160,000	1,040
	Japan Expressway Holding & Debt Repayment Agency	2.410%	4/20/2029	JPY	1,130,000	7,360
	Japan Expressway Holding & Debt Repayment Agency	2.100%	12/28/2029	JPY	400,000	2,580
	Japan Expressway Holding & Debt Repayment Agency	1.427%	7/31/2034	JPY	500,000	2,955
	Japan Expressway Holding & Debt Repayment Agency	1.338%	10/31/2034	JPY	1,600,000	9,336
	Japan Expressway Holding & Debt Repayment Agency	0.970%	1/31/2035	JPY	1,000,000	5,622
	Japan Expressway Holding & Debt Repayment Agency	1.240%	7/31/2035	JPY	600,000	3,418
	Japan Expressway Holding & Debt Repayment Agency	1.119%	10/31/2035	JPY	200,000	1,120
	Japan Expressway Holding & Debt Repayment Agency	0.934%	1/31/2036	JPY	1,800,000	9,835
	Japan Expressway Holding & Debt Repayment Agency	0.306%	4/30/2036	JPY	100,000	508
	Japan Expressway Holding & Debt Repayment Agency	0.149%	7/31/2036	JPY	1,100,000	5,429
	Japan Expressway Holding & Debt Repayment Agency	0.397%	10/31/2036	JPY	700,000	3,522
	Japan Expressway Holding & Debt Repayment Agency	0.591%	1/29/2038	JPY	1,400,000	6,898
	Japan Expressway Holding & Debt Repayment Agency	0.538%	5/31/2038	JPY	800,000	3,868
	Japan Expressway Holding & Debt Repayment Agency	0.625%	8/31/2038	JPY	400,000	1,940
	Japan Expressway Holding & Debt Repayment Agency	0.500%	9/17/2038	JPY	300,000	1,418
	Japan Expressway Holding & Debt Repayment Agency	0.625%	9/30/2038	JPY	600,000	2,901
	Japan Expressway Holding & Debt Repayment Agency	0.500%	3/18/2039	JPY	300,000	1,391

Total International Bond II Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
Japan Expressway Holding & Debt Repayment Agency	2.300%	2/29/2040	JPY	100,000	579
Japan Expressway Holding & Debt Repayment Agency	2.960%	3/19/2046	JPY	180,000	1,032
Japan Expressway Holding & Debt Repayment Agency	2.870%	12/20/2046	JPY	50,000	280
Japan Expressway Holding & Debt Repayment Agency	2.790%	3/20/2047	JPY	1,000,000	5,488
Japan Expressway Holding & Debt Repayment Agency	2.700%	3/20/2048	JPY	1,010,000	5,369
Japan Expressway Holding & Debt Repayment Agency	0.730%	4/30/2048	JPY	100,000	354
Japan Expressway Holding & Debt Repayment Agency	0.686%	7/31/2048	JPY	200,000	693
Japan Expressway Holding & Debt Repayment Agency	0.542%	5/31/2049	JPY	600,000	1,933
Japan Expressway Holding & Debt Repayment Agency	0.297%	9/30/2049	JPY	400,000	1,175
Japan Expressway Holding & Debt Repayment Agency	0.422%	12/28/2049	JPY	800,000	2,418
Japan Expressway Holding & Debt Repayment Agency	0.306%	3/31/2050	JPY	200,000	578
Japan Expressway Holding & Debt Repayment Agency	1.861%	3/19/2055	JPY	1,180,000	4,687
Japan Expressway Holding & Debt Repayment Agency	1.866%	3/19/2055	JPY	160,000	636
Japan Expressway Holding & Debt Repayment Agency	1.291%	3/19/2057	JPY	60,000	197
Japan Finance Organization for Municipalities	0.110%	5/21/2027	JPY	831,400	5,243
Japan Finance Organization for Municipalities	0.130%	6/14/2027	JPY	800,000	5,042
Japan Finance Organization for Municipalities	2.320%	6/18/2027	JPY	300,000	1,938
Japan Finance Organization for Municipalities	0.160%	7/16/2027	JPY	497,600	3,133
Japan Finance Organization for Municipalities	0.170%	10/15/2027	JPY	487,600	3,059
Japan Finance Organization for Municipalities	0.160%	11/15/2027	JPY	975,200	6,108
Japan Finance Organization for Municipalities	0.155%	12/17/2027	JPY	600,000	3,752
Japan Finance Organization for Municipalities	0.185%	1/21/2028	JPY	975,200	6,092
Japan Finance Organization for Municipalities	0.195%	2/15/2028	JPY	7,500	47
Japan Finance Organization for Municipalities	0.145%	3/14/2028	JPY	116,000	722
Japan Finance Organization for Municipalities	2.290%	4/25/2028	JPY	310,000	2,007
Japan Finance Organization for Municipalities	0.494%	7/28/2028	JPY	2,000,000	12,484
Japan Finance Organization for Municipalities	0.450%	9/27/2028	JPY	1,000,000	6,221
Japan Finance Organization for Municipalities	2.070%	12/20/2028	JPY	1,000,000	6,447
Japan Finance Organization for Municipalities	2.290%	4/27/2029	JPY	50,000	324
Japan Finance Organization for Municipalities	2.220%	1/28/2030	JPY	1,710,000	11,054
Japan Finance Organization for Municipalities	0.224%	3/28/2031	JPY	450,000	2,628
Japan Finance Organization for Municipalities	0.160%	5/28/2031	JPY	900,000	5,204
Japan Finance Organization for Municipalities	2.030%	6/27/2031	JPY	10,000	64
Japan Finance Organization for Municipalities	0.229%	3/26/2032	JPY	100,000	570
Japan Finance Organization for Municipalities	0.788%	8/26/2033	JPY	300,000	1,712
Japan Highway Public Corp.	2.660%	12/20/2034	JPY	100,000	645
Japan Housing Finance Agency	0.547%	3/18/2050	JPY	630,000	1,903
Major Joint Local Government Bond	0.215%	10/25/2027	JPY	386,300	2,427
Major Joint Local Government Bond	0.240%	2/25/2028	JPY	233,600	1,458
Major Joint Local Government Bond	0.180%	4/25/2028	JPY	2,779,300	17,258
Major Joint Local Government Bond	0.200%	5/25/2028	JPY	434,000	2,693
Major Joint Local Government Bond	0.205%	6/23/2028	JPY	510,000	3,160
Major Joint Local Government Bond	0.175%	7/25/2028	JPY	1,167,200	7,218
Major Joint Local Government Bond	0.245%	8/25/2028	JPY	272,500	1,685
Major Joint Local Government Bond	0.250%	9/25/2028	JPY	664,400	4,113
Major Joint Local Government Bond	0.269%	10/25/2028	JPY	6,600	41
Major Joint Local Government Bond	0.264%	11/24/2028	JPY	100,000	617
Major Joint Local Government Bond	0.160%	1/25/2029	JPY	1,085,000	6,659
Major Joint Local Government Bond	0.140%	2/22/2029	JPY	780,000	4,778
Major Joint Local Government Bond	0.100%	4/25/2029	JPY	1,201,100	7,323
Major Joint Local Government Bond	0.110%	5/25/2029	JPY	1,500,000	9,132
Major Joint Local Government Bond	0.060%	8/24/2029	JPY	1,000,000	6,044
Major Joint Local Government Bond	0.050%	9/25/2029	JPY	24,400	147
Major Joint Local Government Bond	0.070%	11/22/2029	JPY	2,227,900	13,392
Major Joint Local Government Bond	0.095%	2/25/2030	JPY	314,700	1,882
Major Joint Local Government Bond	0.150%	6/25/2030	JPY	487,600	2,900
Major Joint Local Government Bond	0.125%	8/23/2030	JPY	74,500	441
Major Joint Local Government Bond	0.150%	9/25/2030	JPY	1,824,900	10,789
Major Joint Local Government Bond	0.125%	10/25/2030	JPY	1,038,500	6,121
Major Joint Local Government Bond	0.120%	11/25/2030	JPY	31,800	187
Major Joint Local Government Bond	0.130%	1/24/2031	JPY	600,000	3,515
Major Joint Local Government Bond	0.145%	2/25/2031	JPY	781,200	4,570
Major Joint Local Government Bond	0.204%	3/25/2031	JPY	2,150,000	12,587
Major Joint Local Government Bond	0.199%	4/25/2031	JPY	2,169,900	12,676
Major Joint Local Government Bond	0.145%	6/25/2031	JPY	584,200	3,388
Major Joint Local Government Bond	0.095%	7/25/2031	JPY	1,200,000	6,926
Major Joint Local Government Bond	0.070%	8/25/2031	JPY	1,300,000	7,476
Major Joint Local Government Bond	0.115%	9/25/2031	JPY	1,000,000	5,752
Major Joint Local Government Bond	0.110%	12/25/2031	JPY	100,000	571
Major Joint Local Government Bond	0.179%	1/23/2032	JPY	400,000	2,283

Total International Bond II Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
Major Joint Local Government Bond	0.199%	3/25/2032	JPY	200,000	1,137
Major Joint Local Government Bond	0.299%	4/23/2032	JPY	3,766,800	21,507
Major Joint Local Government Bond	0.309%	6/25/2032	JPY	1,000,000	5,687
Major Joint Local Government Bond	0.364%	7/23/2032	JPY	250,000	1,424
Major Joint Local Government Bond	0.315%	8/25/2032	JPY	250,000	1,416
Major Joint Local Government Bond	0.449%	11/25/2032	JPY	100,000	568
Major Joint Local Government Bond	0.554%	12/24/2032	JPY	100,000	573
Major Joint Local Government Bond	0.765%	4/25/2033	JPY	600,000	3,449
Major Joint Local Government Bond	0.590%	7/25/2033	JPY	400,000	2,258
Major Joint Local Government Bond	0.778%	8/25/2033	JPY	400,000	2,287
Major Joint Local Government Bond	0.948%	11/25/2033	JPY	750,000	4,307
Major Joint Local Government Bond	0.826%	3/24/2034	JPY	800,000	4,516
Major Joint Local Government Bond	0.856%	4/25/2034	JPY	1,750,000	9,881
Major Joint Local Government Bond	0.986%	5/25/2034	JPY	500,000	2,855
Major Joint Local Government Bond	1.165%	7/25/2034	JPY	100,000	576
Major Joint Local Government Bond	1.162%	11/24/2034	JPY	100,000	573
Major Joint Local Government Bond	1.286%	1/25/2035	JPY	200,000	1,154
Major Joint Local Government Bond	1.605%	5/25/2035	JPY	1,000,000	5,896
Major Joint Local Government Bond	1.650%	8/24/2035	JPY	500,000	2,946
Major Joint Local Government Bond	1.796%	10/25/2035	JPY	1,000,000	5,944
Major Joint Local Government Bond	1.811%	11/22/2035	JPY	800,000	4,757
Major Joint Local Government Bond	2.021%	12/25/2035	JPY	600,000	3,633
Major Joint Local Government Bond	2.248%	1/25/2036	JPY	600,000	3,699
Major Joint Local Government Bond	2.372%	2/25/2036	JPY	600,000	3,733
Major Joint Local Government Bond	2.259%	3/25/2036	JPY	600,000	3,706
Major Joint Local Government Bond	2.612%	4/25/2036	JPY	1,600,000	10,197
Nuclear Damage Compensation & Decommissioning Facilitation Corp.	0.924%	11/30/2027	JPY	1,000,000	6,337
Nuclear Damage Compensation & Decommissioning Facilitation Corp.	0.804%	6/30/2028	JPY	2,000,000	12,569
Nuclear Damage Compensation & Decommissioning Facilitation Corp.	0.600%	10/31/2028	JPY	2,000,000	12,455
Osaka Prefecture	1.453%	9/26/2034	JPY	130,000	766
Osaka Prefecture	0.366%	9/28/2035	JPY	1,790,000	9,298
Osaka Prefecture	1.203%	9/28/2035	JPY	520,000	2,927
Saitama Prefecture	2.290%	6/22/2029	JPY	500,000	3,249
Tokyo Metropolitan Government	0.040%	6/20/2029	JPY	1,580,100	9,583
Tokyo Metropolitan Government	0.095%	9/20/2030	JPY	1,275,800	7,525
Tokyo Metropolitan Government	0.110%	12/20/2030	JPY	500,000	2,932
Tokyo Metropolitan Government	0.150%	12/20/2030	JPY	868,300	5,103
Tokyo Metropolitan Government	0.080%	3/20/2031	JPY	15,000	87
Tokyo Metropolitan Government	1.980%	6/20/2031	JPY	110,000	701
Tokyo Metropolitan Government	1.293%	6/20/2035	JPY	60,000	344
					14,895,333
Jersey (0.0%)
Bailiwick of Jersey	3.750%	6/9/2054	GBP	782	725
Kazakhstan (0.0%)
Republic of Kazakhstan	2.375%	11/9/2028	EUR	3,713	4,290
Latvia (0.0%)
Republic of Latvia	3.500%	1/17/2028	EUR	27,607	32,626
Republic of Latvia	0.000%	1/24/2029	EUR	20,000	21,600
					54,226
Lithuania (0.1%)
Republic of Lithuania	3.000%	1/22/2031	EUR	10,527	12,230
Republic of Lithuania	2.125%	6/1/2032	EUR	30,524	33,277
Republic of Lithuania	3.875%	6/14/2033	EUR	13,000	15,540
Republic of Lithuania	3.625%	3/10/2036	EUR	22,936	26,409
Republic of Lithuania	3.625%	1/28/2040	EUR	24,000	26,603
					114,059
Luxembourg (0.1%)
State of the Grand-Duchy of Luxembourg	2.250%	3/19/2028	EUR	1,464	1,705
State of the Grand-Duchy of Luxembourg	0.000%	4/28/2030	EUR	3,000	3,138
State of the Grand-Duchy of Luxembourg	0.000%	3/24/2031	EUR	18,000	18,287
State of the Grand-Duchy of Luxembourg	0.000%	9/14/2032	EUR	30,000	29,100
State of the Grand-Duchy of Luxembourg	2.875%	3/1/2034	EUR	3,788	4,370
State of the Grand-Duchy of Luxembourg	2.625%	10/23/2034	EUR	15,405	17,360
State of the Grand-Duchy of Luxembourg	1.750%	5/25/2042	EUR	7,500	6,760
					80,720

Total International Bond II Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
Malaysia (1.0%)
Federation of Malaysia	3.422%	9/30/2027	MYR	115,722	29,278
Federation of Malaysia	3.899%	11/16/2027	MYR	77,498	19,762
Federation of Malaysia	3.519%	4/20/2028	MYR	343,525	87,105
Federation of Malaysia	3.733%	6/15/2028	MYR	125,550	31,974
Federation of Malaysia	3.871%	8/8/2028	MYR	3,500	894
Federation of Malaysia	4.369%	10/31/2028	MYR	102,850	26,619
Federation of Malaysia	4.504%	4/30/2029	MYR	464,000	121,082
Federation of Malaysia	4.130%	7/9/2029	MYR	70,610	18,248
Federation of Malaysia	3.885%	8/15/2029	MYR	107,325	27,564
Federation of Malaysia	4.498%	4/15/2030	MYR	68,798	18,092
Federation of Malaysia	3.336%	5/15/2030	MYR	280,000	70,569
Federation of Malaysia	3.465%	10/15/2030	MYR	274,660	69,550
Federation of Malaysia	2.632%	4/15/2031	MYR	38,316	9,325
Federation of Malaysia	4.232%	6/30/2031	MYR	10,138	2,657
Federation of Malaysia	4.127%	4/15/2032	MYR	12,243	3,194
Federation of Malaysia	3.582%	7/15/2032	MYR	670,025	169,857
Federation of Malaysia	4.193%	10/7/2032	MYR	21,400	5,613
Federation of Malaysia	3.844%	4/15/2033	MYR	90,014	23,116
Federation of Malaysia	4.724%	6/15/2033	MYR	47,576	12,873
Federation of Malaysia	4.582%	8/30/2033	MYR	16,050	4,311
Federation of Malaysia	4.642%	11/7/2033	MYR	63,176	17,051
Federation of Malaysia	3.828%	7/5/2034	MYR	113,902	29,178
Federation of Malaysia	4.119%	11/30/2034	MYR	84,996	22,258
Federation of Malaysia	4.254%	5/31/2035	MYR	52,395	13,828
Federation of Malaysia	3.476%	7/2/2035	MYR	270,000	67,453
Federation of Malaysia	4.786%	10/31/2035	MYR	17,000	4,679
Federation of Malaysia	3.447%	7/15/2036	MYR	102,768	25,412
Federation of Malaysia	4.762%	4/7/2037	MYR	57,819	15,854
Federation of Malaysia	4.755%	8/4/2037	MYR	20,000	5,486
Federation of Malaysia	4.893%	6/8/2038	MYR	96,709	26,878
Federation of Malaysia	4.054%	4/18/2039	MYR	304,965	78,483
Federation of Malaysia	4.467%	9/15/2039	MYR	105,285	28,147
Federation of Malaysia	3.757%	5/22/2040	MYR	68,554	17,036
Federation of Malaysia	3.766%	1/15/2041	MYR	50,000	12,483
Federation of Malaysia	4.417%	9/30/2041	MYR	68,162	18,017
Federation of Malaysia	4.696%	10/15/2042	MYR	264,020	72,519
Federation of Malaysia	4.935%	9/30/2043	MYR	9,296	2,628
Federation of Malaysia	4.180%	5/16/2044	MYR	299,000	77,365
Federation of Malaysia	4.736%	3/15/2046	MYR	17,140	4,750
Federation of Malaysia	4.921%	7/6/2048	MYR	55,822	15,894
Federation of Malaysia	4.638%	11/15/2049	MYR	146,959	40,274
Federation of Malaysia	4.065%	6/15/2050	MYR	130,259	32,868
Federation of Malaysia	5.357%	5/15/2052	MYR	61,350	18,587
Federation of Malaysia	4.457%	3/31/2053	MYR	252,100	67,407
Federation of Malaysia	3.917%	7/15/2055	MYR	85,000	20,817
Malaysia Government Investment Issue	3.974%	7/16/2040	MYR	53,000	13,512
Malaysia Government Investment Issue	4.044%	1/31/2056	MYR	68,000	16,954
					1,517,501
Mexico (1.0%)
Mexican Bonos	7.500%	6/3/2027	MXN	1,421,680	81,720
Mexican Bonos	8.500%	3/2/2028	MXN	1,411,730	81,972
Mexican Bonos	8.500%	3/1/2029	MXN	1,990,740	115,020
Mexican Bonos	8.500%	5/31/2029	MXN	2,119,510	122,008
Mexican Bonos	8.500%	2/28/2030	MXN	1,660,760	94,984
Mexican Bonos	7.750%	5/29/2031	MXN	2,291,280	125,882
Mexican Bonos	8.000%	4/15/2032	MXN	962,867	52,879
Mexican Bonos	7.500%	5/26/2033	MXN	1,618,710	85,180
Mexican Bonos	7.750%	11/23/2034	MXN	2,099,170	110,002
Mexican Bonos	8.000%	5/24/2035	MXN	151,130	7,980
Mexican Bonos	8.000%	2/21/2036	MXN	988,370	52,055
Mexican Bonos	10.000%	11/20/2036	MXN	476,380	28,644
Mexican Bonos	8.500%	11/18/2038	MXN	1,384,700	73,287
Mexican Bonos	7.750%	11/13/2042	MXN	2,153,350	103,401
Mexican Bonos	8.000%	11/7/2047	MXN	1,447,030	69,795
Mexican Bonos	8.000%	7/31/2053	MXN	2,143,010	102,207
Mexican Bonos	8.000%	4/29/2055	MXN	306,414	14,576
United Mexican States	1.350%	9/18/2027	EUR	3,040	3,473
United Mexican States	1.750%	4/17/2028	EUR	9,047	10,241

Total International Bond II Index Fund
		Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
	United Mexican States	3.625%	4/9/2029	EUR	4,552	5,319
	United Mexican States	3.500%	9/19/2029	EUR	58,474	67,914
	United Mexican States	1.125%	1/17/2030	EUR	3,744	3,972
	United Mexican States	2.375%	2/11/2030	EUR	5,400	5,998
	United Mexican States	3.375%	2/23/2031	EUR	3,623	4,137
	United Mexican States	4.490%	5/25/2032	EUR	15,100	17,836
	United Mexican States	1.450%	10/25/2033	EUR	8,784	8,297
	United Mexican States	4.500%	3/19/2034	EUR	25,000	28,934
	United Mexican States	2.250%	8/12/2036	EUR	6,276	5,793
	United Mexican States	2.875%	4/8/2039	EUR	5,861	5,392
	United Mexican States	5.375%	5/16/2040	EUR	5,522	6,384
	United Mexican States	3.000%	3/6/2045	EUR	4,728	4,019
	United Mexican States	2.125%	10/25/2051	EUR	10,432	6,505
	United Mexican States	5.625%	3/19/2114	GBP	3,146	3,104
	United Mexican States	4.000%	3/15/2115	EUR	1,635	1,308
						1,510,218
Netherlands (1.7%)
	BNG Bank NV	0.625%	6/19/2027	EUR	7,279	8,351
	BNG Bank NV	3.500%	7/19/2027	AUD	3,820	2,699
	BNG Bank NV	0.750%	1/11/2028	EUR	11,224	12,726
	BNG Bank NV	3.300%	7/17/2028	AUD	12,696	8,791
	BNG Bank NV	0.000%	8/31/2028	EUR	35,261	38,761
	BNG Bank NV	5.200%	12/7/2028	GBP	1,650	2,273
	BNG Bank NV	3.300%	4/26/2029	AUD	10,000	6,824
	BNG Bank NV	0.100%	1/15/2030	EUR	7,369	7,801
	BNG Bank NV	1.375%	10/21/2030	EUR	2,926	3,201
	BNG Bank NV	0.000%	1/20/2031	EUR	12,680	12,923
	BNG Bank NV	0.250%	1/12/2032	EUR	7,200	7,217
	BNG Bank NV	1.875%	7/13/2032	EUR	20,600	22,448
	BNG Bank NV	2.450%	7/21/2032	AUD	10,000	6,068
	BNG Bank NV	3.000%	1/11/2033	EUR	35,866	41,689
	BNG Bank NV	0.125%	4/19/2033	EUR	8,598	8,194
	BNG Bank NV	3.250%	8/29/2033	EUR	18,000	21,201
	BNG Bank NV	2.750%	1/11/2034	EUR	14,000	15,905
	BNG Bank NV	2.750%	8/28/2034	EUR	49,000	55,185
	BNG Bank NV	2.875%	2/26/2035	EUR	10,866	12,307
	BNG Bank NV	0.125%	7/9/2035	EUR	40,892	35,891
	BNG Bank NV	0.875%	10/17/2035	EUR	2,457	2,308
	BNG Bank NV	0.875%	10/24/2036	EUR	18,700	17,038
	BNG Bank NV	0.250%	11/22/2036	EUR	700	593
	BNG Bank NV	1.250%	3/30/2037	EUR	10,700	10,062
	BNG Bank NV	1.500%	3/29/2038	EUR	1,455	1,371
	BNG Bank NV	1.500%	7/15/2039	EUR	1,906	1,737
	BNG Bank NV	0.805%	6/28/2049	EUR	4,300	2,666
[1]	Kingdom of Netherlands	0.750%	7/15/2028	EUR	89,781	101,145
[1]	Kingdom of Netherlands	0.000%	1/15/2029	EUR	183,579	200,534
[1]	Kingdom of Netherlands	0.250%	7/15/2029	EUR	37,283	40,485
[1]	Kingdom of Netherlands	2.500%	1/15/2030	EUR	70,758	82,314
[1]	Kingdom of Netherlands	0.000%	7/15/2031	EUR	193,145	195,847
[1]	Kingdom of Netherlands	0.500%	7/15/2032	EUR	101,001	102,482
[1]	Kingdom of Netherlands	2.500%	7/15/2033	EUR	75,000	85,297
[1]	Kingdom of Netherlands	2.500%	7/15/2034	EUR	113,579	128,091
[1]	Kingdom of Netherlands	2.500%	7/15/2035	EUR	123,000	137,459
[1]	Kingdom of Netherlands	2.750%	7/15/2036	EUR	200,000	226,123
[1]	Kingdom of Netherlands	4.000%	1/15/2037	EUR	25,000	31,443
[1]	Kingdom of Netherlands	0.000%	1/15/2038	EUR	230,215	184,425
[1]	Kingdom of Netherlands	3.750%	1/15/2042	EUR	113,620	138,371
[1]	Kingdom of Netherlands	3.250%	1/15/2044	EUR	58,405	66,603
[1,10]	Kingdom of Netherlands	2.750%	1/15/2047	EUR	72,561	75,627
[1,10]	Kingdom of Netherlands	0.000%	1/15/2052	EUR	113,679	54,338
[1,10]	Kingdom of Netherlands	2.000%	1/15/2054	EUR	45,000	38,464
	Nederlandse Waterschapsbank NV	1.000%	3/1/2028	EUR	2,908	3,304
	Nederlandse Waterschapsbank NV	3.450%	7/17/2028	AUD	1,970	1,369
	Nederlandse Waterschapsbank NV	3.300%	5/2/2029	AUD	12,690	8,671
	Nederlandse Waterschapsbank NV	2.750%	12/17/2029	EUR	37,000	43,177
	Nederlandse Waterschapsbank NV	0.050%	1/28/2030	EUR	1,500	1,583
	Nederlandse Waterschapsbank NV	0.500%	4/29/2030	EUR	2,800	2,982
	Nederlandse Waterschapsbank NV	2.500%	5/22/2030	EUR	13,582	15,648
	Nederlandse Waterschapsbank NV	0.000%	9/8/2031	EUR	800	799

Total International Bond II Index Fund
		Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
	Nederlandse Waterschapsbank NV	3.000%	9/11/2031	EUR	3,000	3,512
	Nederlandse Waterschapsbank NV	0.250%	1/19/2032	EUR	23,200	23,221
	Nederlandse Waterschapsbank NV	5.375%	6/7/2032	GBP	4,876	6,790
	Nederlandse Waterschapsbank NV	2.625%	1/10/2034	EUR	10,000	11,266
	Nederlandse Waterschapsbank NV	1.250%	5/27/2036	EUR	8,913	8,564
	Nederlandse Waterschapsbank NV	0.000%	2/16/2037	EUR	39,200	31,825
	Nederlandse Waterschapsbank NV	1.500%	4/27/2038	EUR	8,000	7,523
	Nederlandse Waterschapsbank NV	1.500%	6/15/2039	EUR	2,457	2,241
	Nederlandse Waterschapsbank NV	0.750%	10/4/2041	EUR	10,000	7,621
						2,435,374
New Zealand (0.4%)
	Housing New Zealand Ltd.	3.420%	10/18/2028	NZD	9,000	5,239
	Housing New Zealand Ltd.	2.183%	4/24/2030	NZD	1,280	698
	Housing New Zealand Ltd.	1.534%	9/10/2035	NZD	9,280	4,038
	New Zealand	0.250%	5/15/2028	NZD	111,019	61,243
	New Zealand	3.000%	4/20/2029	NZD	98,545	56,819
	New Zealand	4.500%	5/15/2030	NZD	130,000	78,091
	New Zealand	1.500%	5/15/2031	NZD	107,161	55,565
	New Zealand	2.000%	5/15/2032	NZD	53,030	27,435
	New Zealand	3.500%	4/14/2033	NZD	73,786	41,118
	New Zealand	4.250%	5/15/2034	NZD	72,010	41,690
	New Zealand	4.500%	5/15/2035	NZD	65,786	38,461
	New Zealand	4.250%	5/15/2036	NZD	70,500	40,095
	New Zealand	2.750%	4/15/2037	NZD	42,399	20,727
	New Zealand	1.750%	5/15/2041	NZD	36,308	14,080
	New Zealand	2.750%	5/15/2051	NZD	40,523	15,656
	New Zealand	5.000%	5/15/2054	NZD	17,000	9,661
	New Zealand Local Government Funding Agency Bond	1.500%	4/20/2029	NZD	10,145	5,569
	New Zealand Local Government Funding Agency Bond	2.250%	5/15/2031	NZD	10,000	5,321
	New Zealand Local Government Funding Agency Bond	3.500%	4/14/2033	NZD	7,091	3,875
	New Zealand Local Government Funding Agency Bond	5.000%	3/8/2034	AUD	8,000	5,572
	New Zealand Local Government Funding Agency Bond	3.000%	5/15/2035	NZD	27,300	13,739
	New Zealand Local Government Funding Agency Bond	2.000%	4/15/2037	NZD	5,000	2,177
						546,869
Norway (0.2%)
[1]	Kingdom of Norway	2.000%	4/26/2028	NOK	97,934	10,060
[1]	Kingdom of Norway	1.750%	9/6/2029	NOK	674,764	66,539
[1]	Kingdom of Norway	1.375%	8/19/2030	NOK	542,457	51,477
[1]	Kingdom of Norway	1.250%	9/17/2031	NOK	228,090	20,897
[1]	Kingdom of Norway	3.000%	8/15/2033	NOK	371,154	36,645
[1]	Kingdom of Norway	3.625%	4/13/2034	NOK	400,995	41,100
[1]	Kingdom of Norway	3.750%	6/12/2035	NOK	304,124	31,246
[1]	Kingdom of Norway	4.125%	6/3/2036	NOK	100,000	10,509
[1]	Kingdom of Norway	3.625%	5/31/2039	NOK	167,126	16,543
[1]	Kingdom of Norway	3.500%	10/6/2042	NOK	102,900	9,871
	Kommunalbanken A/S	0.875%	5/24/2027	EUR	13,952	16,054
	Kommunalbanken A/S	3.400%	7/24/2028	AUD	3,920	2,719
	Kommunalbanken A/S	4.375%	10/23/2028	GBP	9,000	12,168
	Kommunalbanken A/S	0.050%	10/24/2029	EUR	4,642	4,923
	Kommunalbanken A/S	1.250%	7/2/2030	NZD	10,000	5,228
	Kommunalbanken A/S	5.250%	4/18/2034	AUD	5,544	3,939
						339,918
Peru (0.2%)
	Republic of Peru	6.350%	8/12/2028	PEN	24,269	7,199
	Republic of Peru	5.940%	2/12/2029	PEN	34,891	10,277
	Republic of Peru	6.950%	8/12/2031	PEN	81,758	25,220
	Republic of Peru	6.150%	8/12/2032	PEN	97,747	29,007
	Republic of Peru	1.250%	3/11/2033	EUR	4,781	4,713
[1]	Republic of Peru	7.300%	8/12/2033	PEN	100,647	31,497
	Republic of Peru	5.400%	8/12/2034	PEN	129,404	35,693
[1]	Republic of Peru	6.850%	8/12/2035	PEN	124,101	36,876
	Republic of Peru	1.950%	11/17/2036	EUR	5,021	4,740
	Republic of Peru	6.900%	8/12/2037	PEN	106,165	30,639
[1]	Republic of Peru	7.600%	8/12/2039	PEN	88,014	26,397
	Republic of Peru	5.350%	8/12/2040	PEN	55,392	13,449
	Republic of Peru	6.850%	2/12/2042	PEN	21,925	6,279
	Republic of Peru	6.714%	2/12/2055	PEN	14,700	4,145
						266,131

Total International Bond II Index Fund
		Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
Philippines (0.0%)
	Republic of Philippines	3.625%	2/4/2032	EUR	39,630	45,933
	Republic of Philippines	1.750%	4/28/2041	EUR	360	292
						46,225
Poland (0.9%)
	Bank Gospodarstwa Krajowego	1.625%	4/30/2028	EUR	4,515	5,150
	Bank Gospodarstwa Krajowego	0.375%	10/13/2028	EUR	4,600	5,060
	Bank Gospodarstwa Krajowego	3.000%	5/30/2029	EUR	2,500	2,928
	Bank Gospodarstwa Krajowego	2.000%	6/1/2030	EUR	506	566
	Bank Gospodarstwa Krajowego	0.500%	7/8/2031	EUR	1,250	1,264
	Bank Gospodarstwa Krajowego	5.125%	2/22/2033	EUR	4,988	6,362
	Bank Gospodarstwa Krajowego	3.875%	3/13/2035	EUR	14,500	17,008
	Bank Gospodarstwa Krajowego	4.250%	9/13/2044	EUR	10,800	12,291
	Republic of Poland	0.875%	5/10/2027	EUR	15,994	18,395
	Republic of Poland	3.750%	5/25/2027	PLN	309,056	84,993
	Republic of Poland	2.500%	7/25/2027	PLN	75,899	20,514
	Republic of Poland	1.375%	10/22/2027	EUR	1,975	2,267
	Republic of Poland	2.750%	4/25/2028	PLN	128,925	34,364
	Republic of Poland	7.500%	7/25/2028	PLN	169,964	49,621
	Republic of Poland	5.750%	4/25/2029	PLN	12,658	3,578
	Republic of Poland	4.750%	7/25/2029	PLN	590,000	162,068
	Republic of Poland	2.750%	10/25/2029	PLN	112,704	28,965
	Republic of Poland	3.000%	1/16/2030	EUR	54,491	63,817
	Republic of Poland	5.000%	1/25/2030	PLN	440,000	121,408
	Republic of Poland	4.500%	7/25/2030	PLN	357,100	96,231
	Republic of Poland	3.625%	11/29/2030	EUR	20,000	23,852
	Republic of Poland	1.750%	4/25/2032	PLN	667,080	150,295
	Republic of Poland	2.750%	5/25/2032	EUR	10,867	12,307
	Republic of Poland	3.875%	2/14/2033	EUR	51	61
	Republic of Poland	6.000%	10/25/2033	PLN	327,778	92,820
	Republic of Poland	5.000%	10/25/2034	PLN	244,979	64,606
	Republic of Poland	3.625%	1/16/2035	EUR	9,418	11,015
	Republic of Poland	5.000%	10/25/2035	PLN	508,134	132,342
	Republic of Poland	2.375%	1/18/2036	EUR	8,492	8,854
	Republic of Poland	3.875%	7/7/2037	EUR	23,582	27,359
	Republic of Poland	4.250%	2/14/2043	EUR	7,000	8,139
	Republic of Poland	4.125%	1/11/2044	EUR	17,000	19,388
	Republic of Poland	4.000%	4/25/2047	PLN	13,138	2,805
						1,290,693
Portugal (0.6%)
[1]	Portugal Obrigacoes do Tesouro OT	0.700%	10/15/2027	EUR	78,774	89,891
[1]	Portugal Obrigacoes do Tesouro OT	2.125%	10/17/2028	EUR	19,000	22,007
[1]	Portugal Obrigacoes do Tesouro OT	1.950%	6/15/2029	EUR	171,798	197,109
[1]	Portugal Obrigacoes do Tesouro OT	0.475%	10/18/2030	EUR	36,570	38,759
[1]	Portugal Obrigacoes do Tesouro OT	0.300%	10/17/2031	EUR	44,938	45,841
[1]	Portugal Obrigacoes do Tesouro OT	1.650%	7/16/2032	EUR	64,391	69,761
[1]	Portugal Obrigacoes do Tesouro OT	2.875%	10/14/2033	EUR	36,500	41,972
[1]	Portugal Obrigacoes do Tesouro OT	2.875%	10/20/2034	EUR	30,529	34,793
[1]	Portugal Obrigacoes do Tesouro OT	3.000%	6/15/2035	EUR	81,074	92,668
[1]	Portugal Obrigacoes do Tesouro OT	0.900%	10/12/2035	EUR	25,951	24,457
[1]	Portugal Obrigacoes do Tesouro OT	3.250%	6/13/2036	EUR	26,041	30,053
[1]	Portugal Obrigacoes do Tesouro OT	4.100%	4/15/2037	EUR	28,144	34,822
[1]	Portugal Obrigacoes do Tesouro OT	3.500%	6/18/2038	EUR	36,678	42,597
[1]	Portugal Obrigacoes do Tesouro OT	3.375%	6/15/2040	EUR	30,000	33,823
[1]	Portugal Obrigacoes do Tesouro OT	1.150%	4/11/2042	EUR	22,796	18,299
[1]	Portugal Obrigacoes do Tesouro OT	4.100%	2/15/2045	EUR	32,175	38,694
[1]	Portugal Obrigacoes do Tesouro OT	1.000%	4/12/2052	EUR	5,000	3,054
[1]	Portugal Obrigacoes do Tesouro OT	3.625%	6/12/2054	EUR	24,303	26,500
						885,100
Romania (0.5%)
	Romania	7.200%	5/31/2027	RON	90,880	20,699
	Romania	5.800%	7/26/2027	RON	116,950	26,226
	Romania	2.500%	10/25/2027	RON	150,000	32,063
	Romania	2.125%	3/7/2028	EUR	27,246	31,083
	Romania	6.300%	4/26/2028	RON	60,000	13,504
	Romania	2.875%	5/26/2028	EUR	16,347	18,836
	Romania	8.750%	10/30/2028	RON	91,450	21,622
	Romania	6.300%	4/25/2029	RON	266,530	59,525
	Romania	4.850%	7/25/2029	RON	111,380	23,760

Total International Bond II Index Fund
		Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
	Romania	2.500%	2/8/2030	EUR	3,413	3,746
	Romania	8.000%	4/29/2030	RON	50,000	11,681
	Romania	3.624%	5/26/2030	EUR	29,202	33,147
	Romania	1.750%	7/13/2030	EUR	4,594	4,811
	Romania	5.375%	3/22/2031	EUR	29,784	35,557
	Romania	7.350%	4/28/2031	RON	63,500	14,487
	Romania	2.124%	7/16/2031	EUR	2,102	2,147
	Romania	7.650%	7/27/2031	RON	160,180	36,991
	Romania	2.000%	1/28/2032	EUR	2,194	2,171
	Romania	6.700%	2/25/2032	RON	183,000	40,206
	Romania	5.250%	5/30/2032	EUR	17,233	20,177
	Romania	5.875%	7/11/2032	EUR	21,536	25,821
	Romania	2.000%	4/14/2033	EUR	23,538	21,977
	Romania	5.375%	6/7/2033	EUR	23,222	26,766
	Romania	7.200%	10/30/2033	RON	188,000	42,147
	Romania	3.750%	2/7/2034	EUR	15,000	15,394
	Romania	7.100%	7/31/2034	RON	68,975	15,399
	Romania	4.750%	10/11/2034	RON	50,000	9,476
	Romania	3.875%	10/29/2035	EUR	7,533	7,552
	Romania	5.625%	2/22/2036	EUR	15,000	17,049
	Romania	4.250%	4/28/2036	RON	164,005	29,109
	Romania	6.125%	10/7/2037	EUR	16,299	18,648
	Romania	4.125%	3/11/2039	EUR	3,464	3,253
	Romania	6.750%	7/11/2039	EUR	9,371	11,072
	Romania	2.625%	12/2/2040	EUR	977	726
	Romania	2.750%	4/14/2041	EUR	7,774	5,801
	Romania	2.875%	4/13/2042	EUR	4,482	3,332
	Romania	6.000%	9/24/2044	EUR	15,488	16,844
	Romania	4.625%	4/3/2049	EUR	9,014	7,938
	Romania	3.375%	1/28/2050	EUR	4,876	3,490
	Romania Government Bond	6.850%	7/29/2030	RON	55,400	12,445
	Romania Government Bond	7.500%	7/27/2033	RON	48,925	11,190
						757,868
Saudi Arabia (0.0%)
	Kingdom of Saudi Arabia	0.750%	7/9/2027	EUR	2,513	2,863
	Kingdom of Saudi Arabia	0.625%	3/3/2030	EUR	7,968	8,466
[1]	Kingdom of Saudi Arabia	3.375%	3/5/2032	EUR	9,525	10,950
	Kingdom of Saudi Arabia	2.000%	7/9/2039	EUR	7,189	6,466
						28,745
Singapore (0.5%)
	Housing & Development Board	2.675%	1/22/2029	SGD	3,250	2,611
	Housing & Development Board	2.977%	1/23/2029	SGD	30,000	24,288
	Housing & Development Board	1.971%	1/25/2029	SGD	250	197
	Housing & Development Board	2.598%	10/30/2029	SGD	7,500	6,030
	Housing & Development Board	3.995%	12/6/2029	SGD	24,750	20,843
	Housing & Development Board	3.080%	5/31/2030	SGD	7,750	6,353
	Housing & Development Board	2.545%	7/4/2031	SGD	1,750	1,406
	Housing & Development Board	1.865%	7/21/2033	SGD	15,500	11,855
	Republic of Singapore	2.875%	9/1/2027	SGD	55,000	43,971
	Republic of Singapore	2.625%	5/1/2028	SGD	25,552	20,498
	Republic of Singapore	2.875%	8/1/2028	SGD	30,000	24,250
	Republic of Singapore	3.000%	4/1/2029	SGD	52,250	42,665
	Republic of Singapore	2.875%	7/1/2029	SGD	47,999	39,147
	Republic of Singapore	2.500%	4/1/2030	SGD	40,000	32,398
	Republic of Singapore	2.875%	9/1/2030	SGD	37,296	30,713
	Republic of Singapore	1.625%	7/1/2031	SGD	40,700	31,726
	Republic of Singapore	2.625%	8/1/2032	SGD	61,405	50,298
	Republic of Singapore	3.375%	9/1/2033	SGD	32,146	27,646
	Republic of Singapore	3.375%	5/1/2034	SGD	23,440	20,239
	Republic of Singapore	2.750%	3/1/2035	SGD	58,000	48,103
	Republic of Singapore	2.250%	8/1/2036	SGD	46,386	36,970
	Republic of Singapore	2.375%	7/1/2039	SGD	37,832	30,501
	Republic of Singapore	2.250%	7/1/2040	SGD	29,000	23,218
	Republic of Singapore	2.750%	4/1/2042	SGD	23,361	19,976
	Republic of Singapore	2.750%	3/1/2046	SGD	37,968	33,014
	Republic of Singapore	1.875%	3/1/2050	SGD	30,122	22,721
	Republic of Singapore	1.875%	10/1/2051	SGD	41,117	30,923
	Republic of Singapore	3.250%	6/1/2054	SGD	30,700	29,690

Total International Bond II Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
Republic of Singapore	3.000%	8/1/2072	SGD	35,242	33,580
					745,830
Slovakia (0.3%)
Slovak Republic	3.000%	2/7/2028	EUR	37,804	44,438
Slovak Republic	0.750%	4/9/2030	EUR	11,716	12,606
Slovak Republic	3.000%	11/6/2031	EUR	43,500	50,472
Slovak Republic	1.000%	5/14/2032	EUR	1,131	1,167
Slovak Republic	4.000%	10/19/2032	EUR	8,000	9,736
Slovak Republic	3.625%	6/8/2033	EUR	11,000	13,053
Slovak Republic	3.750%	3/6/2034	EUR	28,013	33,440
Slovak Republic	3.750%	2/23/2035	EUR	35,726	42,228
Slovak Republic	0.375%	4/21/2036	EUR	24,545	20,828
Slovak Republic	1.875%	3/9/2037	EUR	4,950	4,801
Slovak Republic	3.625%	11/4/2037	EUR	35,300	40,316
Slovak Republic	3.750%	2/27/2040	EUR	42,834	48,574
Slovak Republic	4.000%	2/23/2043	EUR	22,730	26,016
Slovak Republic	4.125%	2/19/2046	EUR	7,043	8,086
Slovak Republic	2.000%	10/17/2047	EUR	11,530	9,005
					364,766
Slovenia (0.1%)
Republic of Slovenia	0.000%	2/12/2031	EUR	23,720	24,275
Republic of Slovenia	2.250%	3/3/2032	EUR	44,548	50,183
Republic of Slovenia	3.625%	3/11/2033	EUR	3,850	4,654
Republic of Slovenia	0.488%	10/20/2050	EUR	8,733	4,664
Republic of Slovenia	3.500%	4/14/2055	EUR	36,843	38,591
					122,367
South Korea (2.4%)
Export-Import Bank of Korea	4.000%	6/7/2027	AUD	320	228
Export-Import Bank of Korea	3.625%	6/7/2030	EUR	3,810	4,544
Korea Development Bank	2.625%	9/8/2027	EUR	5,000	5,844
Korea Housing Finance Corp.	2.765%	9/2/2030	EUR	2,500	2,883
Republic of Korea	2.125%	6/10/2027	KRW	60,000,000	39,984
Republic of Korea	3.250%	6/10/2027	KRW	58,000,000	39,127
Republic of Korea	2.250%	9/10/2027	KRW	30,000,000	19,955
Republic of Korea	3.125%	9/10/2027	KRW	102,000,000	68,639
Republic of Korea	2.375%	12/10/2027	KRW	25,000,000	16,600
Republic of Korea	2.875%	12/10/2027	KRW	135,000,000	90,356
Republic of Korea	3.000%	3/10/2028	KRW	120,000,000	80,326
Republic of Korea	3.250%	3/10/2028	KRW	218,000,000	146,540
Republic of Korea	5.500%	3/10/2028	KRW	45,000,000	31,458
Republic of Korea	2.250%	6/10/2028	KRW	215,000,000	141,394
Republic of Korea	2.625%	6/10/2028	KRW	55,000,000	36,442
Republic of Korea	3.500%	9/10/2028	KRW	70,000,000	47,188
Republic of Korea	2.375%	12/10/2028	KRW	120,000,000	78,577
Republic of Korea	2.750%	12/10/2028	KRW	70,000,000	46,292
Republic of Korea	3.250%	3/10/2029	KRW	170,000,000	113,647
Republic of Korea	1.875%	6/10/2029	KRW	40,000,000	25,613
Republic of Korea	3.000%	9/10/2029	KRW	85,000,000	56,187
Republic of Korea	1.375%	12/10/2029	KRW	70,000,000	43,592
Republic of Korea	5.500%	12/10/2029	KRW	43,000,000	30,779
Republic of Korea	2.625%	3/10/2030	KRW	70,000,000	45,420
Republic of Korea	1.375%	6/10/2030	KRW	130,000,000	79,934
Republic of Korea	2.500%	9/10/2030	KRW	80,000,000	51,306
Republic of Korea	1.500%	12/10/2030	KRW	120,000,000	73,291
Republic of Korea	4.750%	12/10/2030	KRW	20,000,000	14,051
Republic of Korea	3.375%	3/10/2031	KRW	60,000,000	39,788
Republic of Korea	2.000%	6/10/2031	KRW	117,409,350	72,671
Republic of Korea	2.375%	12/10/2031	KRW	63,600,000	39,816
Republic of Korea	4.000%	12/10/2031	KRW	30,000,000	20,424
Republic of Korea	3.375%	6/10/2032	KRW	50,000,000	32,893
Republic of Korea	4.250%	12/10/2032	KRW	107,000,000	73,836
Republic of Korea	3.250%	6/10/2033	KRW	69,700,000	45,225
Republic of Korea	3.750%	12/10/2033	KRW	60,000,000	40,132
Republic of Korea	4.125%	12/10/2033	KRW	63,000,000	43,168
Republic of Korea	3.500%	6/10/2034	KRW	99,952,000	65,601
Republic of Korea	3.000%	12/10/2034	KRW	40,000,000	25,216
Republic of Korea	2.625%	6/10/2035	KRW	163,000,000	99,192
Republic of Korea	2.625%	9/10/2035	KRW	45,000,000	27,306
Republic of Korea	3.250%	12/10/2035	KRW	66,000,000	42,182

Total International Bond II Index Fund
		Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
	Republic of Korea	1.500%	9/10/2036	KRW	40,000,000	21,455
	Republic of Korea	2.250%	9/10/2037	KRW	35,000,000	20,016
	Republic of Korea	2.375%	9/10/2038	KRW	31,000,000	17,769
	Republic of Korea	1.125%	9/10/2039	KRW	45,000,000	21,607
	Republic of Korea	1.500%	9/10/2040	KRW	50,500,000	25,099
	Republic of Korea	1.875%	9/10/2041	KRW	34,400,000	17,793
	Republic of Korea	3.250%	9/10/2042	KRW	91,066,510	56,609
	Republic of Korea	3.000%	12/10/2042	KRW	65,000,000	39,047
	Republic of Korea	3.875%	9/10/2043	KRW	50,000,000	33,634
	Republic of Korea	2.875%	9/10/2044	KRW	40,000,000	23,414
	Republic of Korea	2.750%	12/10/2044	KRW	45,000,000	25,811
	Republic of Korea	2.750%	9/10/2045	KRW	56,000,000	32,030
	Republic of Korea	2.000%	3/10/2046	KRW	52,000,000	26,010
	Republic of Korea	2.125%	3/10/2047	KRW	85,000,000	43,104
	Republic of Korea	2.625%	3/10/2048	KRW	94,950,000	52,410
	Republic of Korea	2.000%	3/10/2049	KRW	139,000,000	67,490
	Republic of Korea	1.500%	3/10/2050	KRW	180,000,000	77,189
	Republic of Korea	1.875%	3/10/2051	KRW	208,454,410	96,609
	Republic of Korea	2.500%	3/10/2052	KRW	123,256,700	65,069
	Republic of Korea	3.125%	9/10/2052	KRW	96,500,000	57,532
	Republic of Korea	3.250%	3/10/2053	KRW	167,500,000	102,143
	Republic of Korea	3.625%	9/10/2053	KRW	82,900,000	54,068
	Republic of Korea	3.250%	3/10/2054	KRW	180,500,000	109,980
	Republic of Korea	2.750%	9/10/2054	KRW	78,160,090	43,063
	Republic of Korea	2.625%	3/10/2055	KRW	198,500,000	106,294
	Republic of Korea	2.625%	9/10/2055	KRW	152,825,000	81,696
	Republic of Korea	3.500%	3/10/2056	KRW	80,000,000	51,200
	Republic of Korea	1.500%	9/10/2066	KRW	3,000,000	1,095
	Republic of Korea	2.000%	9/10/2068	KRW	9,000,000	3,873
	Republic of Korea	1.625%	9/10/2070	KRW	51,968,000	19,271
	Republic of Korea	3.500%	9/10/2072	KRW	39,875,000	25,716
	Republic of Korea	2.750%	9/10/2074	KRW	42,000,000	22,302
						3,538,045
Spain (4.6%)
	Adif Alta Velocidad	3.500%	7/30/2028	EUR	6,700	7,935
	Adif Alta Velocidad	3.250%	5/31/2029	EUR	20,400	24,012
	Adif Alta Velocidad	3.125%	1/31/2030	EUR	15,500	18,140
	Adif Alta Velocidad	0.550%	10/31/2031	EUR	4,000	4,037
	Autonomous Community of Madrid Spain	1.773%	4/30/2028	EUR	6,644	7,634
	Autonomous Community of Madrid Spain	1.571%	4/30/2029	EUR	9,752	11,023
	Autonomous Community of Madrid Spain	2.080%	3/12/2030	EUR	2,439	2,769
	Autonomous Community of Madrid Spain	0.419%	4/30/2030	EUR	1,923	2,040
	Autonomous Community of Madrid Spain	3.462%	4/30/2034	EUR	20,000	23,604
	Autonomous Community of Madrid Spain	3.137%	4/30/2035	EUR	21,360	24,410
	Autonomous Community of Madrid Spain	3.216%	4/30/2036	EUR	10,000	11,398
	Basque Government	0.850%	4/30/2030	EUR	7,749	8,396
	Basque Government	0.450%	4/30/2032	EUR	9,187	9,192
	Basque Government	3.500%	4/30/2033	EUR	9,000	10,728
	Basque Government	3.400%	4/30/2034	EUR	9,300	10,926
	Basque Government	3.250%	4/30/2035	EUR	18,590	21,478
	Instituto de Credito Oficial	2.700%	10/31/2030	EUR	25,458	29,528
	Junta de Andalucia	3.200%	4/30/2030	EUR	13,898	16,434
	Junta de Andalucia	0.500%	4/30/2031	EUR	22,454	23,197
	Junta de Andalucia	3.400%	4/30/2034	EUR	15,000	17,499
	Kingdom of Spain	2.500%	5/31/2027	EUR	82,840	97,065
[1]	Kingdom of Spain	0.800%	7/30/2027	EUR	99,896	114,613
[1]	Kingdom of Spain	1.450%	10/31/2027	EUR	80,000	92,224
	Kingdom of Spain	0.000%	1/31/2028	EUR	372,642	417,526
[1]	Kingdom of Spain	1.400%	4/30/2028	EUR	59,534	68,126
	Kingdom of Spain	2.400%	5/31/2028	EUR	175,000	204,026
[1]	Kingdom of Spain	1.400%	7/30/2028	EUR	58,348	66,551
[1]	Kingdom of Spain	5.150%	10/31/2028	EUR	65,317	81,038
	Kingdom of Spain	6.000%	1/31/2029	EUR	50,862	64,765
	Kingdom of Spain	2.350%	3/31/2029	EUR	238,000	275,766
	Kingdom of Spain	5.250%	4/6/2029	GBP	500	685
	Kingdom of Spain	3.500%	5/31/2029	EUR	16,587	19,868
	Kingdom of Spain	0.800%	7/30/2029	EUR	374,911	412,871
	Kingdom of Spain	2.700%	1/31/2030	EUR	256,594	299,324
[1]	Kingdom of Spain	0.500%	4/30/2030	EUR	80,000	85,667

Total International Bond II Index Fund
		Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
[1]	Kingdom of Spain	1.950%	7/30/2030	EUR	115,000	130,062
[1]	Kingdom of Spain	1.250%	10/31/2030	EUR	212,549	232,263
[1]	Kingdom of Spain	0.100%	4/30/2031	EUR	100,000	102,046
	Kingdom of Spain	3.100%	7/30/2031	EUR	107,896	127,262
[1]	Kingdom of Spain	0.500%	10/31/2031	EUR	204,714	210,215
[1]	Kingdom of Spain	0.700%	4/30/2032	EUR	133,074	136,186
[1]	Kingdom of Spain	2.550%	10/31/2032	EUR	113,287	128,481
	Kingdom of Spain	3.000%	1/31/2033	EUR	50,000	58,054
[1]	Kingdom of Spain	3.150%	4/30/2033	EUR	114,264	133,767
[1]	Kingdom of Spain	3.550%	10/31/2033	EUR	225,238	269,424
[1]	Kingdom of Spain	3.250%	4/30/2034	EUR	185,928	217,271
[1]	Kingdom of Spain	3.450%	10/31/2034	EUR	151,540	179,028
[1]	Kingdom of Spain	3.150%	4/30/2035	EUR	250,500	288,234
[1]	Kingdom of Spain	1.850%	7/30/2035	EUR	72,609	74,797
[1]	Kingdom of Spain	3.200%	10/31/2035	EUR	125,673	144,484
[1]	Kingdom of Spain	3.300%	4/30/2036	EUR	48,113	55,492
[1]	Kingdom of Spain	4.200%	1/31/2037	EUR	35,805	44,374
[1]	Kingdom of Spain	0.850%	7/30/2037	EUR	139,176	121,885
[1]	Kingdom of Spain	3.900%	7/30/2039	EUR	97,763	116,435
[1]	Kingdom of Spain	4.900%	7/30/2040	EUR	65,958	86,675
[1]	Kingdom of Spain	1.200%	10/31/2040	EUR	125,520	104,678
[1]	Kingdom of Spain	3.500%	1/31/2041	EUR	205,468	231,312
[1]	Kingdom of Spain	4.700%	7/30/2041	EUR	47,556	61,209
[1]	Kingdom of Spain	1.000%	7/30/2042	EUR	27,236	20,899
[1]	Kingdom of Spain	3.450%	7/30/2043	EUR	97,373	107,146
[1]	Kingdom of Spain	5.150%	10/31/2044	EUR	71,028	96,330
[1]	Kingdom of Spain	2.900%	10/31/2046	EUR	109,655	108,826
[1]	Kingdom of Spain	2.700%	10/31/2048	EUR	82,236	77,522
[1]	Kingdom of Spain	1.000%	10/31/2050	EUR	39,061	24,148
[1]	Kingdom of Spain	1.900%	10/31/2052	EUR	108,073	81,851
[1]	Kingdom of Spain	4.000%	10/31/2054	EUR	112,778	128,923
[1]	Kingdom of Spain	3.950%	10/31/2056	EUR	75,381	84,621
[1]	Kingdom of Spain	3.450%	7/30/2066	EUR	53,737	54,018
[1]	Kingdom of Spain	1.450%	10/31/2071	EUR	42,435	22,758
	Xunta de Galicia	3.711%	7/30/2029	EUR	6,300	7,551
						6,652,722
Supranational (5.2%)
	African Development Bank	3.300%	7/27/2027	AUD	5,491	3,871
	African Development Bank	4.625%	2/1/2028	GBP	7,000	9,529
	African Development Bank	3.350%	8/8/2028	AUD	127	88
	African Development Bank	3.750%	1/14/2029	GBP	11,000	14,666
	African Development Bank	0.500%	3/21/2029	EUR	17,477	19,121
	African Development Bank	2.250%	9/14/2029	EUR	6,400	7,339
	Asian Development Bank	3.400%	9/10/2027	AUD	9,300	6,557
	Asian Development Bank	0.250%	10/28/2027	GBP	6,582	8,419
	Asian Development Bank	0.750%	12/7/2027	GBP	10,635	13,639
	Asian Development Bank	1.125%	2/10/2028	NZD	2,000	1,127
	Asian Development Bank	1.100%	3/2/2028	AUD	8,535	5,727
	Asian Development Bank	1.500%	5/4/2028	CAD	2,600	1,855
	Asian Development Bank	3.300%	5/24/2028	CAD	5,500	4,070
	Asian Development Bank	3.300%	8/8/2028	AUD	1,280	887
	Asian Development Bank	5.125%	10/24/2028	GBP	4,314	5,939
	Asian Development Bank	2.375%	1/16/2029	EUR	70,117	81,286
	Asian Development Bank	4.125%	2/14/2029	GBP	12,778	17,188
	Asian Development Bank	3.100%	6/15/2029	AUD	4,500	3,060
	Asian Development Bank	0.000%	10/24/2029	EUR	7,412	7,897
	Asian Development Bank	0.025%	1/31/2030	EUR	3,566	3,759
	Asian Development Bank	0.100%	6/17/2031	EUR	3,953	4,004
	Asian Development Bank	4.000%	7/1/2031	GBP	11,000	14,530
	Asian Development Bank	1.950%	7/22/2032	EUR	9,175	10,087
	Asian Development Bank	4.800%	1/17/2033	AUD	12,500	8,752
	Asian Development Bank	2.000%	6/10/2037	EUR	5,331	5,404
	Banque Ouest Africaine de Developpement	2.750%	1/22/2033	EUR	3,314	3,301
	Banque Ouest Africaine de Developpement	6.250%	10/14/2040	EUR	8,284	9,324
	Central American Bank for Economic Integration	4.625%	2/14/2028	GBP	3,400	4,612
	Corp. Andina de Fomento	4.500%	9/14/2027	AUD	784	553
	Corp. Andina de Fomento	3.625%	2/13/2030	EUR	19,948	23,734
	Corp. Andina de Fomento	3.125%	9/3/2032	EUR	46,908	54,029
	Council of Europe Development Bank	3.875%	1/12/2029	GBP	11,000	14,722

Total International Bond II Index Fund
		Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
	Council of Europe Development Bank	0.250%	1/19/2032	EUR	10,662	10,678
	Council of Europe Development Bank	2.625%	1/11/2034	EUR	14,000	15,783
	Eurofima Europaeische Gesellschaft fuer die Finanzierung von Eisenbahnmaterial	3.350%	5/21/2029	AUD	2,130	1,451
	Eurofima Europaeische Gesellschaft fuer die Finanzierung von Eisenbahnmaterial	2.875%	2/4/2030	CHF	5,000	6,941
	European Bank for Reconstruction & Development	5.625%	12/7/2028	GBP	488	679
	European Bank for Reconstruction & Development	2.875%	7/17/2031	EUR	15,607	18,113
[8]	European Financial Stability Facility	0.750%	5/3/2027	EUR	22,287	25,660
[8]	European Financial Stability Facility	0.875%	7/26/2027	EUR	12,190	13,988
[8]	European Financial Stability Facility	0.000%	10/13/2027	EUR	19,000	21,429
[8]	European Financial Stability Facility	0.950%	2/14/2028	EUR	10,546	11,982
[8]	European Financial Stability Facility	2.500%	7/27/2028	EUR	27,617	32,189
[8]	European Financial Stability Facility	0.875%	9/5/2028	EUR	37,997	42,663
[8]	European Financial Stability Facility	3.000%	12/15/2028	EUR	60,000	70,699
[8]	European Financial Stability Facility	2.375%	2/2/2029	EUR	37,000	42,887
[8]	European Financial Stability Facility	3.500%	4/11/2029	EUR	12,500	14,930
[8]	European Financial Stability Facility	2.625%	7/16/2029	EUR	60,000	69,874
[8]	European Financial Stability Facility	0.050%	10/17/2029	EUR	12,853	13,692
[8]	European Financial Stability Facility	0.125%	3/18/2030	EUR	16,054	16,936
[8]	European Financial Stability Facility	2.500%	11/11/2030	EUR	50,000	57,413
[8]	European Financial Stability Facility	2.875%	5/28/2031	EUR	75,000	87,362
[8]	European Financial Stability Facility	3.875%	3/30/2032	EUR	9,752	11,924
[8]	European Financial Stability Facility	2.375%	6/21/2032	EUR	10,000	11,258
[8]	European Financial Stability Facility	2.750%	9/27/2032	EUR	80,000	91,778
[8]	European Financial Stability Facility	2.875%	2/16/2033	EUR	63,149	72,854
[8]	European Financial Stability Facility	1.250%	5/24/2033	EUR	26,655	27,532
[8]	European Financial Stability Facility	2.875%	1/29/2035	EUR	65,000	73,791
[8]	European Financial Stability Facility	0.875%	4/10/2035	EUR	40,133	38,167
[8]	European Financial Stability Facility	3.375%	4/3/2037	EUR	20,095	23,436
[8]	European Financial Stability Facility	3.375%	8/30/2038	EUR	25,000	29,001
[8]	European Financial Stability Facility	1.450%	9/5/2040	EUR	12,046	10,700
[8]	European Financial Stability Facility	1.700%	2/13/2043	EUR	18,100	15,836
[8]	European Financial Stability Facility	2.350%	7/29/2044	EUR	28,632	27,434
[8]	European Financial Stability Facility	1.375%	5/31/2047	EUR	21,282	16,424
[8]	European Financial Stability Facility	1.800%	7/10/2048	EUR	21,896	18,048
[8]	European Financial Stability Facility	0.700%	1/20/2050	EUR	22,235	13,596
[8]	European Financial Stability Facility	0.700%	1/17/2053	EUR	21,535	12,240
[8]	European Financial Stability Facility	1.750%	7/17/2053	EUR	4,262	3,292
	European Investment Bank	0.000%	6/17/2027	EUR	42,997	48,996
	European Investment Bank	0.375%	9/15/2027	EUR	29,486	33,536
	European Investment Bank	3.750%	12/7/2027	GBP	1,853	2,490
	European Investment Bank	0.875%	1/14/2028	EUR	25,000	28,432
	European Investment Bank	1.000%	1/28/2028	CAD	4,462	3,174
	European Investment Bank	4.500%	1/31/2028	GBP	62,019	84,285
	European Investment Bank	3.300%	2/3/2028	AUD	1,103	772
	European Investment Bank	0.000%	3/28/2028	EUR	43,652	48,644
	European Investment Bank	1.375%	5/12/2028	SEK	36,740	3,872
	European Investment Bank	4.200%	8/21/2028	AUD	10,000	7,080
	European Investment Bank	0.000%	9/28/2028	EUR	13,328	14,648
	European Investment Bank	3.000%	11/15/2028	EUR	55,227	65,145
	European Investment Bank	0.000%	12/7/2028	GBP	1,268	1,536
	European Investment Bank	6.000%	12/7/2028	GBP	7,802	10,972
	European Investment Bank	0.625%	1/22/2029	EUR	32,628	36,158
	European Investment Bank	4.000%	2/15/2029	GBP	44,210	59,294
	European Investment Bank	4.250%	3/19/2029	AUD	7,284	5,135
	European Investment Bank	3.300%	5/25/2029	AUD	11,476	7,860
	European Investment Bank	0.125%	6/20/2029	EUR	5,606	6,057
	European Investment Bank	0.250%	9/14/2029	EUR	13,856	14,951
	European Investment Bank	3.625%	10/22/2029	GBP	10,000	13,206
	European Investment Bank	0.050%	11/15/2029	EUR	20,000	21,291
	European Investment Bank	0.050%	1/16/2030	EUR	18,917	20,062
	European Investment Bank	2.375%	5/15/2030	EUR	86,557	99,810
	European Investment Bank	2.750%	7/30/2030	EUR	49,620	57,999
	European Investment Bank	0.000%	9/9/2030	EUR	7,269	7,548
	European Investment Bank	2.750%	9/13/2030	EUR	14,627	17,070
	European Investment Bank	4.875%	12/16/2030	GBP	15,000	20,612
	European Investment Bank	0.000%	1/14/2031	EUR	49,156	50,431
	European Investment Bank	1.300%	1/27/2031	AUD	5,490	3,314
	European Investment Bank	1.000%	3/14/2031	EUR	26,035	27,912
	European Investment Bank	2.625%	6/16/2031	EUR	14,842	17,153
	European Investment Bank	2.875%	10/15/2031	EUR	35,555	41,498

Total International Bond II Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
European Investment Bank	1.000%	4/14/2032	EUR	15,604	16,344
European Investment Bank	1.125%	11/15/2032	EUR	9,752	10,152
European Investment Bank	2.875%	1/12/2033	EUR	38,511	44,689
European Investment Bank	1.125%	4/13/2033	EUR	14,628	15,116
European Investment Bank	3.000%	7/15/2033	EUR	63,947	74,438
European Investment Bank	2.750%	1/16/2034	EUR	49,683	56,788
European Investment Bank	2.625%	9/4/2034	EUR	55,000	62,043
European Investment Bank	0.050%	10/13/2034	EUR	23,779	21,571
European Investment Bank	2.875%	1/15/2035	EUR	76,060	87,125
European Investment Bank	0.010%	11/15/2035	EUR	18,659	16,130
European Investment Bank	3.000%	1/14/2036	EUR	59,745	68,448
European Investment Bank	0.200%	3/17/2036	EUR	20,993	18,283
European Investment Bank	3.125%	6/30/2036	CHF	5,495	8,582
European Investment Bank	3.125%	5/15/2037	EUR	25,000	28,751
European Investment Bank	3.875%	6/8/2037	GBP	5,633	6,808
European Investment Bank	5.000%	4/15/2039	GBP	3,416	4,511
European Investment Bank	2.750%	3/15/2040	EUR	9,045	9,667
European Investment Bank	0.250%	6/15/2040	EUR	10,993	8,148
European Investment Bank	0.010%	5/15/2041	EUR	6,000	4,112
European Investment Bank	3.625%	3/14/2042	EUR	2,731	3,183
European Investment Bank	1.000%	11/14/2042	EUR	4,876	3,836
European Investment Bank	4.500%	3/7/2044	GBP	4,145	4,928
European Investment Bank	0.875%	9/13/2047	EUR	4,876	3,367
European Investment Bank	1.500%	11/15/2047	EUR	2,439	1,916
European Investment Bank	1.500%	10/16/2048	EUR	30,500	23,450
European Investment Bank	0.050%	1/27/2051	EUR	12,351	5,846
European Investment Bank	4.625%	10/12/2054	GBP	3,755	4,316
European Stability Mechanism	0.750%	9/5/2028	EUR	12,598	14,112
European Stability Mechanism	0.500%	3/5/2029	EUR	20,478	22,566
European Stability Mechanism	2.625%	9/18/2029	EUR	75,000	87,435
European Stability Mechanism	0.010%	3/4/2030	EUR	33,146	34,926
European Stability Mechanism	0.010%	10/15/2031	EUR	19,798	19,848
European Stability Mechanism	1.200%	5/23/2033	EUR	5,852	6,060
European Stability Mechanism	3.000%	8/23/2033	EUR	10,000	11,666
European Stability Mechanism	2.750%	9/15/2034	EUR	25,000	28,485
European Stability Mechanism	2.750%	2/26/2035	EUR	10,000	11,332
European Stability Mechanism	3.000%	2/25/2036	EUR	41,419	47,426
European Stability Mechanism	1.625%	11/17/2036	EUR	19,479	19,382
European Stability Mechanism	1.750%	10/20/2045	EUR	4,876	4,221
European Stability Mechanism	1.800%	11/2/2046	EUR	20,455	17,568
European Stability Mechanism	1.850%	12/1/2055	EUR	17,645	13,884
European Union	2.000%	10/4/2027	EUR	47,218	54,846
European Union	2.500%	11/4/2027	EUR	9,264	10,828
European Union	2.875%	12/6/2027	EUR	127,741	150,174
European Union	0.000%	6/2/2028	EUR	50,782	56,308
European Union	2.625%	7/4/2028	EUR	150,000	175,454
European Union	0.000%	10/4/2028	EUR	30,216	33,180
European Union	3.125%	12/5/2028	EUR	186,086	220,124
European Union	2.375%	7/12/2029	EUR	57,789	66,864
European Union	2.875%	10/5/2029	EUR	133,072	156,200
European Union	1.625%	12/4/2029	EUR	122,208	137,449
European Union	2.500%	10/14/2030	EUR	50,000	57,639
European Union	3.125%	12/4/2030	EUR	75,334	89,104
European Union	0.750%	4/4/2031	EUR	25,969	27,395
European Union	0.000%	4/22/2031	EUR	17,863	18,124
European Union	0.000%	7/4/2031	EUR	110,537	111,507
European Union	2.500%	12/4/2031	EUR	126,160	144,048
European Union	1.000%	7/6/2032	EUR	72,766	75,539
European Union	2.750%	12/13/2032	EUR	104,425	119,787
European Union	2.750%	2/4/2033	EUR	86,086	98,700
European Union	3.250%	7/4/2034	EUR	38,355	44,968
European Union	3.000%	12/4/2034	EUR	78,248	89,820
European Union	0.000%	7/4/2035	EUR	51,797	44,899
European Union	3.375%	12/12/2035	EUR	105,582	123,627
European Union	0.250%	4/22/2036	EUR	25,620	22,138
European Union	0.200%	6/4/2036	EUR	51,634	44,284
European Union	0.400%	2/4/2037	EUR	63,606	54,191
European Union	0.875%	3/11/2037	EUR	3,132	2,802
European Union	2.750%	12/4/2037	EUR	22,395	24,274
European Union	3.375%	10/4/2038	EUR	71,698	81,709

Total International Bond II Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
European Union	3.375%	10/4/2039	EUR	136,195	153,645
European Union	3.625%	12/12/2040	EUR	35,314	40,524
European Union	0.450%	7/4/2041	EUR	62,123	44,970
European Union	3.750%	4/4/2042	EUR	4,876	5,662
European Union	3.375%	11/4/2042	EUR	77,888	85,558
European Union	1.250%	2/4/2043	EUR	143,397	114,313
European Union	4.000%	4/4/2044	EUR	82,643	97,537
European Union	3.750%	10/12/2045	EUR	63,866	72,392
European Union	0.450%	5/2/2046	EUR	19,811	12,270
European Union	4.000%	10/12/2046	EUR	9,637	11,259
European Union	0.750%	1/4/2047	EUR	32,693	21,737
European Union	2.625%	2/4/2048	EUR	43,574	40,824
European Union	3.250%	2/4/2050	EUR	90,207	92,485
European Union	0.700%	7/6/2051	EUR	78,368	43,952
European Union	2.500%	10/4/2052	EUR	99,345	86,399
European Union	3.000%	3/4/2053	EUR	65,977	63,328
European Union	3.375%	10/5/2054	EUR	125,913	128,999
European Union	4.000%	10/12/2055	EUR	54,000	61,733
Inter-American Development Bank	0.875%	8/27/2027	CAD	3,091	2,216
Inter-American Development Bank	3.100%	2/22/2028	AUD	30,000	20,893
Inter-American Development Bank	3.400%	5/24/2028	CAD	5,400	4,004
Inter-American Development Bank	2.125%	12/15/2028	GBP	5,000	6,398
Inter-American Development Bank	3.875%	2/15/2029	GBP	18,000	24,043
Inter-American Development Bank	4.000%	12/17/2029	GBP	14,853	19,821
Inter-American Development Bank	3.290%	6/28/2032	AUD	1,762	1,130
Inter-American Investment Corp.	2.750%	7/14/2032	EUR	10,350	11,813
International Bank for Reconstruction & Development	4.250%	7/29/2027	NZD	4,000	2,384
International Bank for Reconstruction & Development	0.250%	9/23/2027	GBP	9,752	12,530
International Bank for Reconstruction & Development	0.625%	9/24/2027	NZD	1,510	857
International Bank for Reconstruction & Development	0.875%	9/28/2027	CAD	2,649	1,896
International Bank for Reconstruction & Development	0.625%	11/22/2027	EUR	5,365	6,094
International Bank for Reconstruction & Development	4.400%	1/13/2028	AUD	30,000	21,397
International Bank for Reconstruction & Development	3.700%	1/18/2028	CAD	7,600	5,658
International Bank for Reconstruction & Development	4.625%	2/2/2028	NZD	4,000	2,400
International Bank for Reconstruction & Development	0.010%	4/24/2028	EUR	29,171	32,404
International Bank for Reconstruction & Development	1.625%	5/10/2028	NZD	19,265	10,900
International Bank for Reconstruction & Development	0.625%	7/14/2028	GBP	19,078	23,898
International Bank for Reconstruction & Development	3.300%	8/14/2028	AUD	21,969	15,242
International Bank for Reconstruction & Development	3.875%	10/2/2028	GBP	53,999	72,360
International Bank for Reconstruction & Development	4.875%	12/7/2028	GBP	100	137
International Bank for Reconstruction & Development	1.250%	12/13/2028	GBP	14,488	18,127
International Bank for Reconstruction & Development	4.300%	1/10/2029	AUD	16,790	11,880
International Bank for Reconstruction & Development	0.250%	5/21/2029	EUR	10,300	11,173
International Bank for Reconstruction & Development	1.950%	9/20/2029	CAD	886	625
International Bank for Reconstruction & Development	1.000%	12/21/2029	GBP	2,130	2,557
International Bank for Reconstruction & Development	4.350%	1/10/2030	AUD	10,000	7,023
International Bank for Reconstruction & Development	0.000%	2/21/2030	EUR	5,571	5,858
International Bank for Reconstruction & Development	0.500%	4/16/2030	EUR	2,633	2,819
International Bank for Reconstruction & Development	4.250%	9/18/2030	CAD	15,000	11,467
International Bank for Reconstruction & Development	4.125%	10/22/2030	GBP	7,000	9,343
International Bank for Reconstruction & Development	4.125%	7/31/2031	GBP	14,723	19,542
International Bank for Reconstruction & Development	2.600%	8/28/2031	EUR	12,500	14,389
International Bank for Reconstruction & Development	5.750%	6/7/2032	GBP	2,926	4,181
International Bank for Reconstruction & Development	0.625%	1/12/2033	EUR	25,257	25,271
International Bank for Reconstruction & Development	4.200%	4/21/2033	AUD	7,000	4,697
International Bank for Reconstruction & Development	2.900%	2/14/2034	EUR	25,106	28,927
International Bank for Reconstruction & Development	1.200%	8/8/2034	EUR	18,703	18,845
International Bank for Reconstruction & Development	0.500%	6/21/2035	EUR	2,156	1,993
International Bank for Reconstruction & Development	3.000%	7/23/2035	EUR	14,875	17,090
International Bank for Reconstruction & Development	0.100%	9/17/2035	EUR	3,699	3,229
International Bank for Reconstruction & Development	3.100%	4/14/2038	EUR	4,500	5,090
International Bank for Reconstruction & Development	3.450%	9/13/2038	EUR	15,455	18,029
International Bank for Reconstruction & Development	0.700%	10/22/2046	EUR	8,840	5,884
International Bank for Reconstruction & Development	0.125%	1/3/2051	EUR	3,206	1,573
International Bank for Reconstruction & Development	0.200%	1/21/2061	EUR	2,633	992
International Development Association	0.750%	9/21/2028	GBP	2,498	3,109
International Development Association	2.500%	5/28/2030	EUR	9,150	10,550
International Development Association	4.125%	10/22/2030	GBP	8,577	11,438
International Development Association	0.000%	7/15/2031	EUR	10,662	10,691
International Development Association	2.800%	10/17/2034	EUR	17,317	19,673

Total International Bond II Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
International Development Association	0.350%	4/22/2036	EUR	29,675	25,967
International Development Association	1.750%	5/5/2037	EUR	15,000	14,857
International Development Association	0.700%	1/17/2042	EUR	22,760	17,232
International Development Association	3.200%	1/18/2044	EUR	15,000	16,225
International Development Association	3.500%	6/12/2045	EUR	5,000	5,634
International Finance Corp.	3.875%	10/1/2027	GBP	12,000	16,182
International Finance Corp.	3.200%	10/18/2027	AUD	589	414
International Finance Corp.	4.500%	1/31/2028	GBP	12,000	16,315
International Finance Corp.	0.750%	5/24/2028	AUD	17,000	11,235
International Finance Corp.	4.875%	12/19/2028	NZD	5,000	3,021
International Finance Corp.	3.150%	6/26/2029	AUD	42,336	28,808
International Finance Corp.	4.250%	10/22/2029	GBP	2,780	3,742
International Finance Corp.	4.500%	5/20/2030	AUD	15,000	10,558
International Finance Corp.	4.250%	12/16/2030	GBP	3,000	4,019
International Finance Corp.	1.250%	2/6/2031	AUD	10,000	6,017
International Finance Corp.	3.635%	8/26/2033	AUD	6,500	4,189
International Finance Corp.	1.500%	4/15/2035	AUD	6,322	3,243
					7,579,905
Sweden (0.4%)
Kingdom of Sweden	0.750%	5/12/2028	SEK	153,430	16,073
Kingdom of Sweden	2.000%	6/26/2028	EUR	66,000	76,168
Kingdom of Sweden	0.750%	11/12/2029	SEK	340,485	34,717
Kingdom of Sweden	0.125%	5/12/2031	SEK	967,920	92,762
Kingdom of Sweden	2.250%	6/1/2032	SEK	197,155	20,859
Kingdom of Sweden	1.750%	11/11/2033	SEK	220,000	22,248
Kingdom of Sweden	2.250%	5/11/2035	SEK	405,000	41,886
Kingdom of Sweden	2.500%	10/15/2036	SEK	500,000	52,150
Kingdom of Sweden	1.375%	6/23/2071	SEK	206,590	12,207
Kommuninvest I Sverige AB	3.000%	3/12/2029	SEK	500,000	54,517
Kommuninvest I Sverige AB	0.875%	5/16/2029	SEK	50,000	5,108
Kommuninvest I Sverige AB	3.250%	11/12/2029	SEK	150,000	16,463
Kommuninvest I Sverige AB	2.750%	11/12/2030	SEK	100,000	10,721
Kommuninvest I Sverige AB	2.650%	5/12/2031	SEK	250,000	26,555
Svensk Exportkredit AB	2.750%	2/23/2028	EUR	25,000	29,209
Svensk Exportkredit AB	4.300%	5/30/2028	AUD	11,000	7,765
Svensk Exportkredit AB	4.200%	4/1/2031	AUD	7,800	5,350
					524,758
Switzerland (0.4%)
Canton of Basel-Landschaft	1.375%	9/29/2034	CHF	8,135	10,908
Canton of Basel-Landschaft	1.000%	3/5/2040	CHF	5,000	6,429
Canton of Geneva Switzerland	1.625%	7/30/2029	CHF	1,745	2,312
Canton of Geneva Switzerland	0.030%	6/28/2030	CHF	13,000	16,260
Canton of Geneva Switzerland	1.500%	3/5/2032	CHF	790	1,061
Canton of Geneva Switzerland	0.400%	4/28/2036	CHF	2,455	3,007
Canton of Geneva Switzerland	0.600%	7/4/2046	CHF	1,470	1,721
Canton of Solothurn	1.000%	2/20/2045	CHF	10,000	12,715
Canton of Vaud	2.000%	10/24/2033	CHF	4,365	6,104
Canton of Zurich	1.250%	12/3/2032	CHF	1,475	1,961
Canton of Zurich	0.000%	11/10/2033	CHF	1,000	1,214
Canton of Zurich	1.300%	6/24/2037	CHF	6,515	8,735
Canton of Zurich	2.000%	7/29/2038	CHF	4,900	7,082
Canton of Zurich	0.250%	7/12/2039	CHF	13,625	15,999
City of Zurich Switzerland	2.550%	3/10/2036	CHF	15,000	22,050
Swiss Confederation	3.250%	6/27/2027	CHF	24,407	32,355
Swiss Confederation	0.500%	5/27/2030	CHF	28,348	36,674
Swiss Confederation	2.250%	6/22/2031	CHF	43,611	61,377
Swiss Confederation	0.500%	6/27/2032	CHF	6,954	9,005
Swiss Confederation	3.500%	4/8/2033	CHF	10,088	15,722
Swiss Confederation	0.000%	6/26/2034	CHF	18,081	22,472
Swiss Confederation	0.250%	6/23/2035	CHF	53,369	67,416
Swiss Confederation	2.500%	3/8/2036	CHF	11,013	16,945
Swiss Confederation	1.500%	10/26/2038	CHF	16,000	22,956
Swiss Confederation	0.000%	7/24/2039	CHF	5,000	5,971
Swiss Confederation	0.500%	5/28/2040	CHF	5,000	6,355
Swiss Confederation	1.500%	4/30/2042	CHF	20,126	29,353
Swiss Confederation	1.250%	6/28/2043	CHF	29,680	42,031
Swiss Confederation	0.500%	6/28/2045	CHF	31,243	39,107
Swiss Confederation	4.000%	1/6/2049	CHF	9,163	20,127
Swiss Confederation	0.500%	5/24/2055	CHF	10,062	12,511

Total International Bond II Index Fund
		Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
	Swiss Confederation	0.500%	5/30/2058	CHF	22,657	28,297
	Swiss Confederation	2.000%	6/25/2064	CHF	2,351	4,514
						590,746
Thailand (0.9%)
	Kingdom of Thailand	1.000%	6/17/2027	THB	1,732,978	53,121
	Kingdom of Thailand	2.400%	11/17/2027	THB	800,000	25,012
	Kingdom of Thailand	3.580%	12/17/2027	THB	470,725	15,002
	Kingdom of Thailand	5.670%	3/13/2028	THB	58,761	1,950
	Kingdom of Thailand	2.050%	4/17/2028	THB	1,980,000	61,757
	Kingdom of Thailand	2.650%	6/17/2028	THB	2,403,000	75,913
	Kingdom of Thailand	2.875%	12/17/2028	THB	1,067,863	34,085
	Kingdom of Thailand	2.400%	3/17/2029	THB	1,100,000	34,735
	Kingdom of Thailand	1.190%	4/17/2029	THB	300,000	9,169
	Kingdom of Thailand	4.875%	6/22/2029	THB	852,018	28,949
	Kingdom of Thailand	2.500%	11/17/2029	THB	300,000	9,542
	Kingdom of Thailand	1.600%	12/17/2029	THB	1,106,839	34,112
	Kingdom of Thailand	1.660%	3/17/2030	THB	500,000	15,437
	Kingdom of Thailand	1.340%	3/17/2031	THB	1,700,000	51,426
	Kingdom of Thailand	3.650%	6/20/2031	THB	602,289	20,323
	Kingdom of Thailand	2.000%	12/17/2031	THB	2,366,277	73,923
	Kingdom of Thailand	3.775%	6/25/2032	THB	738,415	25,254
	Kingdom of Thailand	3.350%	6/17/2033	THB	1,550,000	52,113
	Kingdom of Thailand	2.800%	6/17/2034	THB	1,300,000	42,062
	Kingdom of Thailand	2.410%	3/17/2035	THB	1,045,000	32,818
	Kingdom of Thailand	1.600%	6/17/2035	THB	196,901	5,775
	Kingdom of Thailand	1.585%	12/17/2035	THB	1,280,397	37,366
	Kingdom of Thailand	1.840%	5/17/2036	THB	490,000	14,622
	Kingdom of Thailand	3.400%	6/17/2036	THB	899,997	30,423
	Kingdom of Thailand	3.390%	6/17/2037	THB	1,726,385	58,535
	Kingdom of Thailand	4.260%	12/12/2037	THB	135,638	4,854
	Kingdom of Thailand	3.300%	6/17/2038	THB	1,278,753	42,418
	Kingdom of Thailand	2.700%	6/17/2040	THB	1,040,000	32,325
	Kingdom of Thailand	3.800%	6/14/2041	THB	73,451	2,582
	Kingdom of Thailand	2.000%	6/17/2042	THB	959,882	26,300
	Kingdom of Thailand	3.450%	6/17/2043	THB	1,500,000	48,915
	Kingdom of Thailand	4.675%	6/29/2044	THB	451,239	17,192
	Kingdom of Thailand	2.980%	6/17/2045	THB	1,490,000	45,358
	Kingdom of Thailand	2.875%	6/17/2046	THB	553,090	16,388
	Kingdom of Thailand	3.140%	6/17/2047	THB	950,000	29,365
	Kingdom of Thailand	1.875%	6/17/2049	THB	606,063	14,948
	Kingdom of Thailand	3.150%	6/17/2050	THB	1,207,600	37,340
	Kingdom of Thailand	2.750%	6/17/2052	THB	402,800	11,533
	Kingdom of Thailand	4.000%	6/17/2055	THB	1,165,802	41,802
	Kingdom of Thailand	4.850%	6/17/2061	THB	7,038	293
	Kingdom of Thailand	4.000%	6/17/2066	THB	450,778	16,466
	Kingdom of Thailand	3.600%	6/17/2067	THB	1,147,041	38,733
	Kingdom of Thailand	2.500%	6/17/2071	THB	417,737	10,721
	Kingdom of Thailand	4.000%	6/17/2072	THB	941,000	34,769
	Kingdom of Thailand	2.440%	6/17/2077	THB	500,000	12,655
						1,328,381
United Kingdom (5.5%)
[3]	Community Finance Co. 1 plc	5.017%	7/31/2034	GBP	2,097	2,783
[6]	LCR Finance plc	4.500%	12/7/2028	GBP	6,657	9,018
[6]	LCR Finance plc	4.500%	12/7/2038	GBP	2,780	3,448
[6]	LCR Finance plc	5.100%	3/7/2051	GBP	3,267	3,989
	United Kingdom Gilt	4.250%	12/7/2027	GBP	8,553	11,607
	United Kingdom Gilt	4.375%	3/7/2028	GBP	210,000	285,227
	United Kingdom Gilt	4.500%	6/7/2028	GBP	302,347	411,537
	United Kingdom Gilt	0.500%	1/31/2029	GBP	114,078	139,825
	United Kingdom Gilt	4.125%	7/22/2029	GBP	481,149	647,314
	United Kingdom Gilt	4.375%	3/7/2030	GBP	375,000	508,090
	United Kingdom Gilt	4.750%	12/7/2030	GBP	85,775	118,121
	United Kingdom Gilt	4.125%	3/7/2031	GBP	220,000	293,520
	United Kingdom Gilt	0.250%	7/31/2031	GBP	104,501	114,292
	United Kingdom Gilt	4.000%	10/22/2031	GBP	299,071	394,935
	United Kingdom Gilt	1.000%	1/31/2032	GBP	185,867	206,901
	United Kingdom Gilt	4.250%	6/7/2032	GBP	67,195	89,600
	United Kingdom Gilt	3.250%	1/31/2033	GBP	170,000	211,405
	United Kingdom Gilt	4.125%	3/7/2033	GBP	165,000	216,077

Total International Bond II Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
United Kingdom Gilt	0.875%	7/31/2033	GBP	243,700	252,746
United Kingdom Gilt	4.625%	1/31/2034	GBP	130,250	174,545
United Kingdom Gilt	4.250%	7/31/2034	GBP	41,640	54,086
United Kingdom Gilt	4.500%	9/7/2034	GBP	56,116	74,275
United Kingdom Gilt	4.500%	3/7/2035	GBP	217,119	285,407
United Kingdom Gilt	0.625%	7/31/2035	GBP	188,742	174,575
United Kingdom Gilt	4.750%	10/22/2035	GBP	51,001	67,894
United Kingdom Gilt	4.250%	3/7/2036	GBP	78,944	100,644
United Kingdom Gilt	4.875%	7/31/2036	GBP	44,637	59,699
United Kingdom Gilt	1.750%	9/7/2037	GBP	138,895	133,807
United Kingdom Gilt	3.750%	1/29/2038	GBP	334,414	395,384
United Kingdom Gilt	4.750%	12/7/2038	GBP	76,041	98,449
United Kingdom Gilt	1.125%	1/31/2039	GBP	124,557	104,658
United Kingdom Gilt	4.250%	9/7/2039	GBP	30,807	37,587
United Kingdom Gilt	4.375%	1/31/2040	GBP	114,337	140,360
United Kingdom Gilt	4.250%	12/7/2040	GBP	20,248	24,320
United Kingdom Gilt	5.250%	1/31/2041	GBP	22,029	29,416
United Kingdom Gilt	1.250%	10/22/2041	GBP	138,909	106,680
United Kingdom Gilt	4.500%	12/7/2042	GBP	61,370	74,275
United Kingdom Gilt	4.750%	10/22/2043	GBP	165,981	204,824
United Kingdom Gilt	3.250%	1/22/2044	GBP	100,571	100,841
United Kingdom Gilt	3.500%	1/22/2045	GBP	87,493	89,984
United Kingdom Gilt	0.875%	1/31/2046	GBP	94,976	56,280
United Kingdom Gilt	4.250%	12/7/2046	GBP	71,489	80,770
United Kingdom Gilt	1.500%	7/22/2047	GBP	109,700	72,855
United Kingdom Gilt	1.750%	1/22/2049	GBP	56,167	38,291
United Kingdom Gilt	4.250%	12/7/2049	GBP	99,044	109,790
United Kingdom Gilt	0.625%	10/22/2050	GBP	41,212	18,762
United Kingdom Gilt	1.250%	7/31/2051	GBP	121,095	66,773
United Kingdom Gilt	3.750%	7/22/2052	GBP	49,139	49,133
United Kingdom Gilt	1.500%	7/31/2053	GBP	129,863	74,040
United Kingdom Gilt	3.750%	10/22/2053	GBP	149,987	148,139
United Kingdom Gilt	4.375%	7/31/2054	GBP	296,935	327,688
United Kingdom Gilt	1.625%	10/22/2054	GBP	67,998	39,550
United Kingdom Gilt	4.250%	12/7/2055	GBP	77,289	83,237
United Kingdom Gilt	5.375%	1/31/2056	GBP	10,000	12,936
United Kingdom Gilt	1.750%	7/22/2057	GBP	72,276	41,938
United Kingdom Gilt	4.000%	1/22/2060	GBP	62,133	63,287
United Kingdom Gilt	0.500%	10/22/2061	GBP	110,268	34,326
United Kingdom Gilt	4.000%	10/22/2063	GBP	105,496	106,100
United Kingdom Gilt	2.500%	7/22/2065	GBP	80,050	55,249
United Kingdom Gilt	3.500%	7/22/2068	GBP	70,330	63,100
United Kingdom Gilt	1.625%	10/22/2071	GBP	86,164	42,573
United Kingdom Gilt	1.125%	10/22/2073	GBP	65,509	24,950
					8,061,912
Total Sovereign Bonds (Cost $119,413,189)					111,661,413

Total International Bond II Index Fund
Coupon	Shares	Market Value• ($000)
Temporary Cash Investments (2.1%)
Money Market Fund (2.1%)
[13]	Vanguard Market Liquidity Fund (Cost $2,963,847)	3.685%	29,641,926	2,963,896
Total Investments (99.3%) (Cost $151,948,265)	144,621,306
Other Assets and Liabilities—Net (0.7%)	1,077,008
Net Assets (100.0%)	145,698,314
Cost is in $000.
•	See Note A in Notes to Financial Statements.
1	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2026, the aggregate value was $28,676,709, representing 19.7% of net assets.
2	Guaranteed by the Republic of Austria.
3	The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
4	Guaranteed by the Government of Japan.
5	Guaranteed by the Kingdom of the Netherlands.
6	Guaranteed by the Government of the United Kingdom.
7	Guaranteed by Commissioners of His Majesty's Treasury.
8	Guaranteed by multiple countries.
9	Securities with a value of $2,194,220 have been segregated as collateral for open forward currency contracts.
10	Securities with a value of $2,946,256 have been pledged as collateral for open forward currency contracts.
11	Securities with a value of $18,431 have been segregated as initial margin for open futures contracts.
12	Guaranteed by the Federal Republic of Germany.
13	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
DAC—Designated Activity Company.
GMTN—Global Medium Term Note.
REIT—Real Estate Investment Trust.
AUD—Australian dollar.
CAD—Canadian dollar.
CHF—Swiss franc.
CLP—Chilean peso.
CNY—Chinese renminbi.
CZK—Czech koruna.
DKK—Danish krone.
EUR—euro.
GBP—British pound.
HKD—Hong Kong dollar.
HUF—Hungarian forint.
IDR—Indonesian rupiah.
ILS—Israeli shekel.
JPY—Japanese yen.
KRW—Korean won.
MXN—Mexican peso.
MYR—Malaysian ringgit.
NOK—Norwegian krone.
NZD—New Zealand dollar.
PEN—Peruvian sol.
PLN—Polish zloty.
RON—Romanian leu.
SEK—Swedish krona.
SGD—Singapore dollar.
THB—Thai baht.
USD—U.S. dollar.

Total International Bond II Index Fund

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
Euro-Bobl	June 2026	2,879	390,098	(5,781)
Euro-Schatz	June 2026	11,195	1,389,450	(12,244)
Long Gilt	June 2026	1,414	166,608	(6,625)
				(24,650)

Forward Currency Contracts
Counterparty	Contract Settlement Date	Contract Amount (000)				Unrealized Appreciation ($000)	Unrealized Depreciation ($000)
			Receive		Deliver
State Street Bank & Trust Co.	6/2/2026	AUD	400,000	USD	285,911	1,898	—
State Street Bank & Trust Co.	5/4/2026	AUD	152,947	USD	104,710	5,396	—
Toronto-Dominion Bank	5/1/2026	CAD	307,735	USD	220,799	5,760	—
Barclays Bank plc	6/1/2026	CAD	139,000	USD	102,233	234	—
State Street Bank & Trust Co.	6/1/2026	CAD	20,000	USD	14,713	30	—
JPMorgan Chase Bank, N.A.	5/5/2026	CHF	289,914	USD	370,112	1,132	—
Toronto-Dominion Bank	5/5/2026	CHF	221,763	USD	283,567	408	—
UBS AG	6/2/2026	CHF	10,000	USD	12,826	19	—
State Street Bank & Trust Co.	5/6/2026	CLP	45,500,000	USD	50,793	—	(226)
UBS AG	5/6/2026	CLP	45,500,000	USD	50,725	—	(158)
Citibank, N.A.	5/6/2026	CLP	45,500,000	USD	50,612	—	(45)
Wells Fargo Bank N.A.	5/6/2026	CLP	45,604,066	USD	50,405	277	—
UBS AG	5/6/2026	CLP	45,500,000	USD	50,349	218	—
Standard Chartered Bank	5/7/2026	CNY	7,669,605	USD	1,123,461	—	(4,872)
HSBC Bank plc	5/7/2026	CNY	5,113,070	USD	748,181	—	(2,455)
HSBC Bank plc	6/2/2026	CNY	58,092	USD	8,512	—	(18)
BNP Paribas	5/5/2026	CZK	6,609,862	USD	316,769	1,379	—
Canadian Imperial Bank of Commerce	5/5/2026	CZK	3,405,081	USD	163,235	659	—
Standard Chartered Bank	5/5/2026	CZK	1,126,000	USD	54,202	—	(5)
JPMorgan Chase Bank, N.A.	5/5/2026	CZK	270,051	USD	12,671	327	—
The Bank of New York Mellon Corp.	5/5/2026	CZK	250,000	USD	12,019	14	—
JPMorgan Chase Bank, N.A.	5/4/2026	DKK	89,987	USD	13,897	239	—
Toronto-Dominion Bank	5/5/2026	EUR	10,990,700	USD	12,880,314	21,931	—
Wells Fargo Bank N.A.	5/5/2026	EUR	6,600,000	USD	7,720,845	27,051	—
Canadian Imperial Bank of Commerce	5/5/2026	EUR	4,950,000	USD	5,794,609	16,316	—
JPMorgan Chase Bank, N.A.	5/5/2026	EUR	3,466,184	USD	4,055,963	13,072	—
The Bank of New York Mellon Corp.	5/5/2026	EUR	2,291,000	USD	2,686,138	3,322	—
Societe Generale SA	5/5/2026	EUR	2,243,000	USD	2,622,651	10,461	—
Societe Generale SA	5/5/2026	EUR	2,200,000	USD	2,584,175	—	(1,543)
Credit Agricole CIB	5/5/2026	EUR	2,200,000	USD	2,574,550	8,082	—
The Bank of New York Mellon Corp.	5/5/2026	EUR	1,650,000	USD	1,938,805	—	(1,831)
Commonwealth Bank of Australia	5/5/2026	EUR	1,650,000	USD	1,930,720	6,254	—
Royal Bank of Canada	5/5/2026	EUR	1,540,777	USD	1,807,408	1,346	—
Standard Chartered Bank	5/5/2026	EUR	1,272,870	USD	1,492,993	1,260	—
Wells Fargo Bank N.A.	6/2/2026	EUR	1,255,000	USD	1,473,798	1,411	—
Citibank, N.A.	5/5/2026	EUR	1,100,000	USD	1,292,445	—	(1,129)
Canadian Imperial Bank of Commerce	5/5/2026	EUR	1,100,000	USD	1,292,116	—	(798)
State Street Bank & Trust Co.	5/5/2026	EUR	1,100,000	USD	1,286,041	5,275	—
HSBC Bank plc	5/5/2026	EUR	941,644	USD	1,101,928	3,490	—
BNP Paribas	5/5/2026	EUR	745,277	USD	872,875	2,024	—

Total International Bond II Index Fund
Forward Currency Contracts (continued)
Counterparty	Contract Settlement Date	Contract Amount (000)				Unrealized Appreciation ($000)	Unrealized Depreciation ($000)
			Receive		Deliver
Barclays Bank plc	5/5/2026	EUR	728,852	USD	854,980	637	—
UBS AG	5/5/2026	EUR	560,843	USD	656,660	1,727	—
Commonwealth Bank of Australia	5/5/2026	EUR	550,000	USD	646,600	—	(942)
Royal Bank of Canada	5/5/2026	EUR	550,000	USD	646,030	—	(372)
Wells Fargo Bank N.A.	5/5/2026	EUR	550,000	USD	645,920	—	(262)
Deutsche Bank AG	5/5/2026	EUR	550,000	USD	645,920	—	(262)
Bank of Montreal	5/5/2026	EUR	550,000	USD	643,995	1,663	—
Deutsche Bank AG	5/5/2026	EUR	550,000	USD	643,775	1,883	—
Bank of America, N.A.	5/5/2026	EUR	550,000	USD	641,300	4,358	—
HSBC Bank plc	5/5/2026	GBP	2,752,000	USD	3,739,555	5,208	—
Wells Fargo Bank N.A.	5/5/2026	GBP	2,038,000	USD	2,769,336	3,857	—
Royal Bank of Canada	5/5/2026	GBP	825,000	USD	1,121,051	1,561	—
JPMorgan Chase Bank, N.A.	5/5/2026	GBP	550,000	USD	747,368	1,041	—
Toronto-Dominion Bank	5/5/2026	GBP	368,241	USD	485,585	15,495	—
JPMorgan Chase Bank, N.A.	6/2/2026	GBP	74,000	USD	100,491	200	—
BNP Paribas	6/2/2026	GBP	60,000	USD	81,519	123	—
Citibank, N.A.	5/5/2026	HKD	311,000	USD	39,687	27	—
Societe Generale SA	5/5/2026	HUF	48,851,907	USD	155,977	1,416	—
Deutsche Bank AG	5/5/2026	HUF	36,525,907	USD	116,480	1,200	—
Standard Chartered Bank	5/5/2026	HUF	12,326,000	USD	39,663	50	—
Deutsche Bank AG	5/5/2026	IDR	9,278,789,184	USD	538,448	—	(2,332)
Citibank, N.A.	5/5/2026	IDR	4,639,394,592	USD	268,280	—	(224)
Standard Chartered Bank	5/5/2026	IDR	4,639,394,592	USD	267,632	424	—
Deutsche Bank AG	5/5/2026	IDR	4,639,394,592	USD	267,092	964	—
Standard Chartered Bank	5/5/2026	IDR	2,052,168,748	USD	119,048	—	(478)
Deutsche Bank AG	6/3/2026	IDR	635,731,000	USD	36,784	—	(92)
Standard Chartered Bank	6/3/2026	IDR	363,180,000	USD	20,916	48	—
Toronto-Dominion Bank	5/4/2026	ILS	27,387	USD	8,686	605	—
Wells Fargo Bank N.A.	5/7/2026	JPY	647,296,717	USD	4,080,746	56,322	—
Toronto-Dominion Bank	5/7/2026	JPY	380,963,567	USD	2,430,853	3,999	—
Standard Chartered Bank	5/7/2026	JPY	375,685,333	USD	2,376,227	24,891	—
Deutsche Bank AG	5/7/2026	JPY	264,900,000	USD	1,670,342	22,713	—
Commonwealth Bank of Australia	5/7/2026	JPY	176,600,000	USD	1,127,534	1,168	—
BNP Paribas	5/7/2026	JPY	176,600,000	USD	1,113,548	15,156	—
HSBC Bank plc	5/7/2026	JPY	176,600,000	USD	1,105,350	23,354	—
JPMorgan Chase Bank, N.A.	5/7/2026	JPY	88,300,000	USD	563,501	851	—
The Bank of New York Mellon Corp.	5/7/2026	JPY	88,300,000	USD	554,753	9,599	—
Toronto-Dominion Bank	6/2/2026	JPY	60,000,000	USD	383,932	418	—
JPMorgan Chase Bank, N.A.	6/2/2026	JPY	6,850,000	USD	43,808	72	—
State Street Bank & Trust Co.	5/7/2026	KRW	2,149,615,937	USD	1,450,977	8,368	—
State Street Bank & Trust Co.	5/7/2026	KRW	1,063,744,792	USD	722,825	—	(663)
Deutsche Bank AG	5/7/2026	KRW	755,812,396	USD	509,399	3,711	—
Wells Fargo Bank N.A.	5/7/2026	KRW	531,872,396	USD	360,714	367	—
BNP Paribas	5/7/2026	KRW	531,872,396	USD	360,469	612	—
HSBC Bank plc	5/7/2026	KRW	531,872,396	USD	360,201	880	—
Deutsche Bank AG	6/4/2026	KRW	11,208,400	USD	7,559	56	—
Toronto-Dominion Bank	5/5/2026	MXN	11,977,180	USD	683,941	1,423	—
JPMorgan Chase Bank, N.A.	5/5/2026	MXN	710,584	USD	39,291	1,371	—
UBS AG	6/2/2026	MXN	380,000	USD	21,661	33	—
BNP Paribas	5/5/2026	MYR	2,467,446	USD	624,196	—	(2,718)
Bank of America, N.A.	5/5/2026	MYR	1,233,723	USD	312,256	—	(1,517)
HSBC Bank plc	5/5/2026	MYR	1,233,723	USD	311,428	—	(689)
Citibank, N.A.	5/5/2026	MYR	1,233,723	USD	310,840	—	(101)

Total International Bond II Index Fund
Forward Currency Contracts (continued)
Counterparty	Contract Settlement Date	Contract Amount (000)				Unrealized Appreciation ($000)	Unrealized Depreciation ($000)
			Receive		Deliver
BNP Paribas	5/5/2026	NOK	2,462,000	USD	264,657	1,071	—
Deutsche Bank AG	5/5/2026	NOK	421,607	USD	45,269	236	—
Canadian Imperial Bank of Commerce	6/3/2026	NZD	97,000	USD	56,967	402	—
State Street Bank & Trust Co.	5/4/2026	NZD	18,288	USD	10,443	362	—
State Street Bank & Trust Co.	5/6/2026	PEN	555,767	USD	157,682	692	—
Wells Fargo Bank N.A.	5/6/2026	PEN	351,140	USD	99,539	525	—
Wells Fargo Bank N.A.	5/6/2026	PEN	30,000	USD	8,568	—	(19)
Wells Fargo Bank N.A.	5/5/2026	PLN	1,414,199	USD	388,959	1,184	—
Deutsche Bank AG	5/5/2026	PLN	861,846	USD	236,752	1,010	—
UBS AG	5/5/2026	PLN	430,923	USD	118,602	279	—
Canadian Imperial Bank of Commerce	5/5/2026	PLN	431,981	USD	118,546	627	—
Toronto-Dominion Bank	5/5/2026	PLN	430,923	USD	118,223	658	—
Standard Chartered Bank	5/5/2026	PLN	311,000	USD	85,689	108	—
JPMorgan Chase Bank, N.A.	5/5/2026	PLN	151,602	USD	40,664	1,159	—
Deutsche Bank AG	5/5/2026	RON	1,892,811	USD	431,106	—	(3,630)
Standard Chartered Bank	5/5/2026	RON	59,000	USD	13,330	—	(5)
State Street Bank & Trust Co.	5/5/2026	RON	48,491	USD	10,940	11	—
Deutsche Bank AG	5/5/2026	SEK	5,955,930	USD	642,172	3,089	—
HSBC Bank plc	5/5/2026	SEK	4,378,491	USD	472,142	2,221	—
JPMorgan Chase Bank, N.A.	5/5/2026	SEK	197,067	USD	20,723	628	—
UBS AG	5/5/2026	SGD	466,526	USD	364,330	2,330	—
Wells Fargo Bank N.A.	5/5/2026	SGD	233,263	USD	182,037	1,293	—
State Street Bank & Trust Co.	5/5/2026	SGD	24,763	USD	19,239	223	—
UBS AG	5/6/2026	THB	11,006,417	USD	337,519	277	—
UBS AG	5/6/2026	THB	8,656,417	USD	267,421	—	(1,746)
JPMorgan Chase Bank, N.A.	5/6/2026	THB	8,656,417	USD	266,926	—	(1,251)
Standard Chartered Bank	5/6/2026	THB	8,656,417	USD	266,680	—	(1,004)
BNP Paribas	5/6/2026	THB	8,656,417	USD	264,480	1,196	—
Commonwealth Bank of Australia	5/4/2026	USD	2,730,357	AUD	3,988,018	—	(140,606)
Commonwealth Bank of Australia	6/2/2026	USD	2,767,137	AUD	3,850,839	—	(3,634)
JPMorgan Chase Bank, N.A.	5/4/2026	USD	1,370,392	AUD	2,000,624	—	(69,852)
JPMorgan Chase Bank, N.A.	6/2/2026	USD	1,428,817	AUD	1,988,396	—	(1,881)
State Street Bank & Trust Co.	6/2/2026	USD	1,428,814	AUD	1,988,396	—	(1,885)
State Street Bank & Trust Co.	5/4/2026	USD	1,277,606	AUD	1,865,624	—	(65,452)
Royal Bank of Canada	5/4/2026	USD	53,854	AUD	76,313	—	(1,083)
HSBC Bank plc	5/4/2026	USD	14,343	AUD	20,000	—	(55)
Royal Bank of Canada	5/1/2026	USD	2,390,946	CAD	3,331,640	—	(61,866)
Canadian Imperial Bank of Commerce	6/1/2026	USD	2,419,673	CAD	3,292,722	—	(7,646)
Royal Bank of Canada	6/1/2026	USD	2,195,247	CAD	2,986,327	—	(6,207)
Bank of Montreal	5/1/2026	USD	2,094,167	CAD	2,917,000	—	(53,379)
The Bank of New York Mellon Corp.	5/1/2026	USD	1,921,388	CAD	2,674,119	—	(47,347)
Toronto-Dominion Bank	6/1/2026	USD	1,812,349	CAD	2,463,588	—	(3,753)
Toronto-Dominion Bank	5/1/2026	USD	1,430,252	CAD	1,993,360	—	(37,295)
Canadian Imperial Bank of Commerce	5/1/2026	USD	1,353,019	CAD	1,885,000	—	(34,752)
The Bank of New York Mellon Corp.	6/1/2026	USD	1,209,804	CAD	1,650,000	—	(6,537)
Bank of Montreal	6/1/2026	USD	1,194,511	CAD	1,623,736	—	(2,470)
HSBC Bank plc	6/1/2026	USD	756,217	CAD	1,030,943	—	(3,771)
State Street Bank & Trust Co.	5/1/2026	USD	374,192	CAD	520,000	—	(8,641)
UBS AG	5/1/2026	USD	24,465	CAD	33,931	—	(516)
State Street Bank & Trust Co.	6/2/2026	USD	1,348,819	CHF	1,053,302	—	(4,060)
UBS AG	5/5/2026	USD	1,038,128	CHF	828,305	—	(22,541)
State Street Bank & Trust Co.	5/5/2026	USD	388,046	CHF	310,681	—	(9,791)
JPMorgan Chase Bank, N.A.	6/2/2026	USD	345,938	CHF	269,719	—	(494)

Total International Bond II Index Fund
Forward Currency Contracts (continued)
Counterparty	Contract Settlement Date	Contract Amount (000)				Unrealized Appreciation ($000)	Unrealized Depreciation ($000)
			Receive		Deliver
Toronto-Dominion Bank	5/5/2026	USD	297,511	CHF	238,196	—	(7,506)
Toronto-Dominion Bank	6/2/2026	USD	284,426	CHF	221,763	—	(411)
JPMorgan Chase Bank, N.A.	5/5/2026	USD	234,562	CHF	187,797	—	(5,918)
UBS AG	5/6/2026	USD	95,961	CLP	89,166,923	—	(3,135)
State Street Bank & Trust Co.	5/6/2026	USD	85,244	CLP	78,853,571	—	(2,391)
Citibank, N.A.	5/6/2026	USD	64,333	CLP	59,583,571	—	(1,885)
Wells Fargo Bank N.A.	6/3/2026	USD	50,408	CLP	45,604,066	—	(276)
State Street Bank & Trust Co.	6/3/2026	USD	50,795	CLP	45,500,000	227	—
UBS AG	6/3/2026	USD	50,728	CLP	45,500,000	160	—
Citibank, N.A.	6/3/2026	USD	50,614	CLP	45,500,000	46	—
UBS AG	6/3/2026	USD	50,352	CLP	45,500,000	—	(216)
Standard Chartered Bank	6/2/2026	USD	1,125,500	CNY	7,669,605	4,125	—
HSBC Bank plc	5/7/2026	USD	1,066,726	CNY	7,345,570	—	(4,603)
Standard Chartered Bank	5/7/2026	USD	781,637	CNY	5,389,520	—	(4,408)
HSBC Bank plc	6/2/2026	USD	749,508	CNY	5,113,070	1,925	—
HSBC Bank plc	5/7/2026	USD	15,481	CNY	105,673	68	—
BNP Paribas	6/2/2026	USD	316,886	CZK	6,609,862	—	(1,381)
Canadian Imperial Bank of Commerce	6/2/2026	USD	163,292	CZK	3,405,081	—	(664)
Wells Fargo Bank N.A.	5/5/2026	USD	156,131	CZK	3,339,818	—	(4,622)
Deutsche Bank AG	5/5/2026	USD	151,644	CZK	3,241,588	—	(4,381)
Toronto-Dominion Bank	5/5/2026	USD	151,637	CZK	3,241,588	—	(4,388)
Standard Chartered Bank	5/5/2026	USD	56,114	CZK	1,196,000	—	(1,452)
Standard Chartered Bank	6/2/2026	USD	54,221	CZK	1,126,000	4	—
Canadian Imperial Bank of Commerce	5/5/2026	USD	15,628	CZK	332,000	—	(352)
Citibank, N.A.	5/5/2026	USD	14,658	CZK	310,000	—	(263)
Deutsche Bank AG	5/4/2026	USD	749,720	DKK	4,869,364	—	(15,221)
Deutsche Bank AG	6/2/2026	USD	749,002	DKK	4,779,376	—	(3,026)
State Street Bank & Trust Co.	5/5/2026	USD	23,931,252	EUR	20,749,580	—	(427,179)
State Street Bank & Trust Co.	6/2/2026	USD	23,290,481	EUR	19,852,000	—	(44,867)
Toronto-Dominion Bank	5/5/2026	USD	13,817,849	EUR	11,981,127	—	(247,085)
Toronto-Dominion Bank	6/2/2026	USD	13,190,780	EUR	11,240,700	—	(22,275)
Societe Generale SA	5/5/2026	USD	8,890,843	EUR	7,705,000	—	(154,241)
Wells Fargo Bank N.A.	6/2/2026	USD	7,730,957	EUR	6,600,000	—	(27,118)
Wells Fargo Bank N.A.	5/5/2026	USD	6,945,520	EUR	6,006,000	—	(105,068)
Canadian Imperial Bank of Commerce	6/2/2026	USD	5,802,239	EUR	4,950,000	—	(16,315)
HSBC Bank plc	5/5/2026	USD	4,493,129	EUR	3,900,000	—	(85,174)
The Bank of New York Mellon Corp.	5/5/2026	USD	4,448,607	EUR	3,851,000	—	(72,176)
JPMorgan Chase Bank, N.A.	6/2/2026	USD	4,061,284	EUR	3,466,184	—	(13,095)
Royal Bank of Canada	5/5/2026	USD	3,522,459	EUR	3,057,233	—	(66,499)
Societe Generale SA	6/2/2026	USD	3,270,233	EUR	2,793,000	—	(12,843)
Canadian Imperial Bank of Commerce	5/5/2026	USD	3,177,538	EUR	2,756,407	—	(58,274)
Commonwealth Bank of Australia	5/5/2026	USD	3,172,823	EUR	2,750,802	—	(56,410)
JPMorgan Chase Bank, N.A.	5/5/2026	USD	3,143,071	EUR	2,729,000	—	(60,567)
The Bank of New York Mellon Corp.	6/2/2026	USD	2,689,681	EUR	2,291,000	—	(3,310)
Deutsche Bank AG	5/5/2026	USD	2,529,248	EUR	2,201,000	—	(54,558)
Societe Generale SA	6/2/2026	USD	2,587,595	EUR	2,200,000	1,571	—
Credit Agricole CIB	6/2/2026	USD	2,577,931	EUR	2,200,000	—	(8,093)
The Bank of New York Mellon Corp.	6/2/2026	USD	1,941,373	EUR	1,650,000	1,855	—
Commonwealth Bank of Australia	6/2/2026	USD	1,933,264	EUR	1,650,000	—	(6,257)
Royal Bank of Canada	6/2/2026	USD	1,809,780	EUR	1,540,777	—	(1,350)
Standard Chartered Bank	6/2/2026	USD	1,494,954	EUR	1,272,870	—	(1,263)
Citibank, N.A.	6/2/2026	USD	1,294,156	EUR	1,100,000	1,144	—
Canadian Imperial Bank of Commerce	6/2/2026	USD	1,293,825	EUR	1,100,000	813	—

Total International Bond II Index Fund
Forward Currency Contracts (continued)
Counterparty	Contract Settlement Date	Contract Amount (000)				Unrealized Appreciation ($000)	Unrealized Depreciation ($000)
			Receive		Deliver
HSBC Bank plc	6/2/2026	USD	1,103,371	EUR	941,644	—	(3,499)
Standard Chartered Bank	5/5/2026	USD	994,004	EUR	861,352	—	(17,157)
Barclays Bank plc	5/5/2026	USD	980,022	EUR	849,260	—	(16,944)
UBS AG	5/5/2026	USD	879,204	EUR	764,000	—	(17,673)
BNP Paribas	6/2/2026	USD	874,017	EUR	745,277	—	(2,031)
Barclays Bank plc	6/2/2026	USD	856,101	EUR	728,852	—	(639)
UBS AG	6/2/2026	USD	657,515	EUR	560,843	—	(1,736)
Citibank, N.A.	5/5/2026	USD	633,385	EUR	551,000	—	(13,447)
Commonwealth Bank of Australia	6/2/2026	USD	647,454	EUR	550,000	948	—
Royal Bank of Canada	6/2/2026	USD	646,885	EUR	550,000	379	—
Wells Fargo Bank N.A.	6/2/2026	USD	646,776	EUR	550,000	270	—
Deutsche Bank AG	6/2/2026	USD	646,776	EUR	550,000	270	—
Bank of Montreal	6/2/2026	USD	644,842	EUR	550,000	—	(1,664)
Deutsche Bank AG	6/2/2026	USD	644,618	EUR	550,000	—	(1,888)
Bank of America, N.A.	6/2/2026	USD	642,134	EUR	550,000	—	(4,372)
Credit Agricole CIB	5/5/2026	USD	634,542	EUR	550,000	—	(11,117)
State Street Bank & Trust Co.	5/5/2026	USD	247,787	EUR	210,000	1,262	—
BNP Paribas	5/5/2026	USD	225,477	EUR	195,387	—	(3,892)
Bank of America, N.A.	5/5/2026	USD	58,737	EUR	50,000	41	—
HSBC Bank plc	6/2/2026	USD	3,739,451	GBP	2,752,000	—	(5,183)
State Street Bank & Trust Co.	6/2/2026	USD	3,603,281	GBP	2,651,784	—	(4,989)
State Street Bank & Trust Co.	5/5/2026	USD	3,255,857	GBP	2,468,238	—	(102,778)
HSBC Bank plc	5/5/2026	USD	3,172,726	GBP	2,406,052	—	(101,291)
Wells Fargo Bank N.A.	5/5/2026	USD	2,746,275	GBP	2,082,651	—	(87,677)
Wells Fargo Bank N.A.	6/2/2026	USD	2,769,262	GBP	2,038,000	—	(3,835)
JPMorgan Chase Bank, N.A.	5/5/2026	USD	1,200,586	GBP	908,260	—	(35,322)
Royal Bank of Canada	6/2/2026	USD	1,121,021	GBP	825,000	—	(1,552)
Toronto-Dominion Bank	5/5/2026	USD	1,042,301	GBP	790,434	—	(33,276)
Royal Bank of Canada	5/5/2026	USD	778,395	GBP	590,300	—	(24,851)
JPMorgan Chase Bank, N.A.	6/2/2026	USD	747,349	GBP	550,000	—	(1,033)
BNP Paribas	5/5/2026	USD	17,432	GBP	13,090	—	(380)
UBS AG	5/5/2026	USD	39,753	HKD	311,000	39	—
Citibank, N.A.	6/2/2026	USD	39,733	HKD	311,000	—	(25)
Societe Generale SA	6/2/2026	USD	155,726	HUF	48,851,907	—	(1,407)
JPMorgan Chase Bank, N.A.	5/5/2026	USD	132,136	HUF	44,518,407	—	(11,295)
BNP Paribas	5/5/2026	USD	131,552	HUF	44,518,407	—	(11,879)
Deutsche Bank AG	6/2/2026	USD	116,292	HUF	36,525,907	—	(1,194)
Standard Chartered Bank	6/2/2026	USD	39,597	HUF	12,326,000	—	(49)
Canadian Imperial Bank of Commerce	5/5/2026	USD	16,187	HUF	5,400,000	—	(1,211)
JPMorgan Chase Bank, N.A.	6/2/2026	USD	15,162	HUF	4,720,000	—	(20)
Standard Chartered Bank	5/5/2026	USD	9,726	HUF	3,267,000	—	(800)
Standard Chartered Bank	5/5/2026	USD	656,024	IDR	11,130,957,932	12,892	—
Deutsche Bank AG	6/3/2026	USD	537,964	IDR	9,278,789,184	2,448	—
Deutsche Bank AG	5/5/2026	USD	535,252	IDR	9,078,789,184	10,692	—
Citibank, N.A.	5/5/2026	USD	296,840	IDR	5,039,394,592	5,668	—
Citibank, N.A.	6/3/2026	USD	268,064	IDR	4,639,394,592	308	—
Standard Chartered Bank	6/3/2026	USD	267,384	IDR	4,639,394,592	—	(372)
Deutsche Bank AG	6/3/2026	USD	266,764	IDR	4,639,394,592	—	(996)
Standard Chartered Bank	6/3/2026	USD	118,940	IDR	2,052,168,748	500	—
Wells Fargo Bank N.A.	5/4/2026	USD	561,700	ILS	1,776,297	—	(40,886)
Wells Fargo Bank N.A.	6/2/2026	USD	457,816	ILS	1,359,381	—	(3,390)
Standard Chartered Bank	6/2/2026	USD	152,071	ILS	453,127	—	(1,664)
Citibank, N.A.	5/4/2026	USD	21,177	ILS	63,600	—	(398)

Total International Bond II Index Fund
Forward Currency Contracts (continued)
Counterparty	Contract Settlement Date	Contract Amount (000)				Unrealized Appreciation ($000)	Unrealized Depreciation ($000)
			Receive		Deliver
Wells Fargo Bank N.A.	6/2/2026	USD	4,089,771	JPY	647,296,717	—	(56,704)
HSBC Bank plc	5/7/2026	USD	3,870,145	JPY	616,037,000	—	(67,133)
Toronto-Dominion Bank	5/7/2026	USD	3,429,211	JPY	543,996,667	—	(47,634)
Wells Fargo Bank N.A.	5/7/2026	USD	2,598,646	JPY	412,694,000	—	(39,005)
Toronto-Dominion Bank	6/2/2026	USD	2,436,194	JPY	380,963,567	—	(4,195)
Standard Chartered Bank	6/2/2026	USD	2,381,477	JPY	375,685,333	—	(25,100)
Deutsche Bank AG	5/7/2026	USD	2,226,221	JPY	353,523,000	—	(33,249)
BNP Paribas	6/2/2026	USD	1,680,544	JPY	264,900,000	—	(16,361)
Deutsche Bank AG	6/2/2026	USD	1,674,037	JPY	264,900,000	—	(22,868)
Bank of Montreal	5/7/2026	USD	1,116,454	JPY	177,348,000	—	(17,030)
Commonwealth Bank of Australia	6/2/2026	USD	1,130,024	JPY	176,600,000	—	(1,246)
HSBC Bank plc	6/2/2026	USD	1,107,809	JPY	176,600,000	—	(23,461)
Commonwealth Bank of Australia	5/7/2026	USD	1,088,845	JPY	172,836,533	—	(15,804)
Standard Chartered Bank	5/7/2026	USD	698,177	JPY	110,742,333	—	(9,610)
JPMorgan Chase Bank, N.A.	5/7/2026	USD	580,814	JPY	92,163,533	—	(8,231)
JPMorgan Chase Bank, N.A.	6/2/2026	USD	564,744	JPY	88,300,000	—	(891)
The Bank of New York Mellon Corp.	6/2/2026	USD	555,983	JPY	88,300,000	—	(9,652)
The Bank of New York Mellon Corp.	5/7/2026	USD	208,135	JPY	33,081,691	—	(3,300)
Royal Bank of Canada	5/7/2026	USD	44,664	JPY	7,100,000	—	(714)
State Street Bank & Trust Co.	5/7/2026	USD	25,444	JPY	4,022,859	—	(267)
Royal Bank of Canada	6/2/2026	USD	12,566	JPY	2,000,000	—	(246)
State Street Bank & Trust Co.	5/7/2026	USD	2,783,060	KRW	4,191,308,248	—	(62,363)
State Street Bank & Trust Co.	6/4/2026	USD	1,437,417	KRW	2,127,489,584	—	(8,003)
State Street Bank & Trust Co.	6/4/2026	USD	723,420	KRW	1,063,744,792	710	—
Wells Fargo Bank N.A.	6/4/2026	USD	360,982	KRW	531,872,396	—	(373)
Deutsche Bank AG	6/4/2026	USD	360,817	KRW	531,872,396	—	(538)
BNP Paribas	6/4/2026	USD	360,763	KRW	531,872,396	—	(592)
HSBC Bank plc	6/4/2026	USD	360,467	KRW	531,872,396	—	(888)
HSBC Bank plc	5/7/2026	USD	350,292	KRW	523,913,531	—	(5,386)
Wells Fargo Bank N.A.	5/7/2026	USD	348,223	KRW	523,913,531	—	(7,455)
Deutsche Bank AG	5/7/2026	USD	212,638	KRW	325,655,000	—	(8,445)
Deutsche Bank AG	5/6/2026	USD	7,554	KRW	11,208,400	—	(47)
State Street Bank & Trust Co.	5/5/2026	USD	681,887	MXN	12,332,472	—	(23,808)
Toronto-Dominion Bank	5/5/2026	USD	681,885	MXN	12,332,472	—	(23,810)
State Street Bank & Trust Co.	6/2/2026	USD	701,127	MXN	12,307,180	—	(1,459)
Toronto-Dominion Bank	6/2/2026	USD	682,328	MXN	11,977,180	—	(1,419)
UBS AG	5/5/2026	USD	21,711	MXN	380,000	—	(33)
BNP Paribas	6/3/2026	USD	624,699	MYR	2,467,446	2,493	—
BNP Paribas	5/5/2026	USD	595,706	MYR	2,391,498	—	(6,643)
Bank of America, N.A.	6/3/2026	USD	312,511	MYR	1,233,723	1,409	—
HSBC Bank plc	6/3/2026	USD	311,684	MYR	1,233,723	582	—
Citibank, N.A.	6/3/2026	USD	311,079	MYR	1,233,723	—	(24)
BNP Paribas	5/5/2026	USD	303,502	MYR	1,195,749	2,327	—
JPMorgan Chase Bank, N.A.	5/5/2026	USD	301,375	MYR	1,195,749	200	—
Bank of America, N.A.	5/5/2026	USD	297,842	MYR	1,195,749	—	(3,333)
Standard Chartered Bank	5/5/2026	USD	47,046	MYR	189,870	—	(776)
BNP Paribas	5/5/2026	USD	295,931	NOK	2,883,607	—	(15,302)
BNP Paribas	6/2/2026	USD	264,582	NOK	2,462,000	—	(1,068)
Deutsche Bank AG	6/2/2026	USD	45,257	NOK	421,607	—	(234)
Commonwealth Bank of Australia	5/4/2026	USD	451,832	NZD	789,270	—	(14,494)
HSBC Bank plc	6/3/2026	USD	432,519	NZD	739,343	—	(4,751)
JPMorgan Chase Bank, N.A.	6/3/2026	USD	192,126	NZD	325,993	—	(676)
State Street Bank & Trust Co.	5/4/2026	USD	82,603	NZD	144,646	—	(2,859)

Total International Bond II Index Fund
Forward Currency Contracts (continued)
Counterparty	Contract Settlement Date	Contract Amount (000)				Unrealized Appreciation ($000)	Unrealized Depreciation ($000)
			Receive		Deliver
JPMorgan Chase Bank, N.A.	5/4/2026	USD	74,073	NZD	129,708	—	(2,562)
Canadian Imperial Bank of Commerce	5/4/2026	USD	11,783	NZD	20,000	—	(34)
State Street Bank & Trust Co.	5/6/2026	USD	192,009	PEN	670,545	926	—
State Street Bank & Trust Co.	6/3/2026	USD	157,369	PEN	555,767	—	(719)
Wells Fargo Bank N.A.	6/3/2026	USD	99,320	PEN	351,140	—	(562)
Wells Fargo Bank N.A.	5/6/2026	USD	66,966	PEN	234,362	181	—
Citibank, N.A.	5/6/2026	USD	9,202	PEN	32,000	83	—
Wells Fargo Bank N.A.	6/2/2026	USD	388,945	PLN	1,414,199	—	(1,177)
Wells Fargo Bank N.A.	5/5/2026	USD	370,083	PLN	1,378,302	—	(10,158)
Standard Chartered Bank	5/5/2026	USD	325,602	PLN	1,215,868	—	(9,826)
Deutsche Bank AG	5/5/2026	USD	245,670	PLN	918,868	—	(7,822)
Deutsche Bank AG	6/2/2026	USD	236,742	PLN	861,846	—	(1,008)
Toronto-Dominion Bank	5/5/2026	USD	123,197	PLN	459,434	—	(3,550)
Canadian Imperial Bank of Commerce	6/2/2026	USD	118,540	PLN	431,981	—	(627)
UBS AG	6/2/2026	USD	118,598	PLN	430,923	—	(277)
Toronto-Dominion Bank	6/2/2026	USD	118,218	PLN	430,923	—	(657)
Standard Chartered Bank	6/2/2026	USD	85,684	PLN	311,000	—	(108)
UBS AG	5/5/2026	USD	16,027	PLN	60,000	—	(525)
JPMorgan Chase Bank, N.A.	6/2/2026	USD	11,020	PLN	40,000	—	(14)
Deutsche Bank AG	6/3/2026	USD	430,231	RON	1,892,811	3,662	—
Barclays Bank plc	5/5/2026	USD	300,023	RON	1,335,225	—	(1,526)
Wells Fargo Bank N.A.	5/5/2026	USD	103,234	RON	457,576	—	(106)
Wells Fargo Bank N.A.	5/5/2026	USD	38,395	RON	170,000	2	—
Standard Chartered Bank	6/3/2026	USD	13,302	RON	59,000	6	—
Standard Chartered Bank	5/5/2026	USD	8,458	RON	37,500	—	(11)
Deutsche Bank AG	6/2/2026	USD	643,119	SEK	5,955,930	—	(3,098)
HSBC Bank plc	6/2/2026	USD	472,840	SEK	4,378,491	—	(2,225)
Toronto-Dominion Bank	5/5/2026	USD	403,069	SEK	3,837,564	—	(12,690)
Credit Agricole CIB	5/5/2026	USD	309,089	SEK	2,907,246	—	(5,881)
Deutsche Bank AG	5/5/2026	USD	306,453	SEK	2,907,246	—	(8,516)
HSBC Bank plc	5/5/2026	USD	207,568	SEK	1,976,927	—	(6,611)
State Street Bank & Trust Co.	6/2/2026	USD	157,219	SEK	1,459,497	—	(1,137)
Standard Chartered Bank	5/5/2026	USD	27,206	SEK	250,000	121	—
Standard Chartered Bank	5/5/2026	USD	11,842	SEK	112,000	—	(292)
JPMorgan Chase Bank, N.A.	6/2/2026	USD	7,577	SEK	70,000	—	(18)
BNP Paribas	5/5/2026	USD	372,330	SGD	478,906	—	(4,062)
State Street Bank & Trust Co.	5/5/2026	USD	371,702	SGD	478,906	—	(4,690)
UBS AG	6/3/2026	USD	365,072	SGD	466,526	—	(2,346)
Wells Fargo Bank N.A.	6/3/2026	USD	182,405	SGD	233,263	—	(1,305)
JPMorgan Chase Bank, N.A.	6/3/2026	USD	23,603	SGD	30,000	—	(24)
Standard Chartered Bank	5/6/2026	USD	564,123	THB	18,497,512	—	(3,586)
UBS AG	5/6/2026	USD	273,109	THB	8,906,636	—	(245)
JPMorgan Chase Bank, N.A.	5/6/2026	USD	271,875	THB	8,906,636	—	(1,479)
BNP Paribas	5/6/2026	USD	271,502	THB	8,906,636	—	(1,852)
UBS AG	6/4/2026	USD	267,504	THB	8,656,417	1,176	—
JPMorgan Chase Bank, N.A.	6/4/2026	USD	266,984	THB	8,656,417	656	—
Standard Chartered Bank	6/4/2026	USD	266,762	THB	8,656,417	434	—
UBS AG	6/4/2026	USD	265,677	THB	8,656,417	—	(651)
BNP Paribas	6/4/2026	USD	264,455	THB	8,656,417	—	(1,872)
UBS AG	5/6/2026	USD	9,977	THB	320,513	140	—
Standard Chartered Bank	5/6/2026	USD	2,932	THB	94,156	42	—
						439,522	(3,512,558)

See accompanying Notes, which are an integral part of the Financial Statements.

Total International Bond II Index Fund
Statement of Assets and Liabilities
As of April 30, 2026

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value
Unaffiliated Issuers (Cost $148,984,418)	141,657,410
Affiliated Issuers (Cost $2,963,847)	2,963,896
Total Investments in Securities	144,621,306
Investment in Vanguard	3,445
Cash	119
Foreign Currency, at Value (Cost $868,090)	869,800
Receivables for Investment Securities Sold	1,813,696
Receivables for Accrued Income	1,540,352
Receivables for Capital Shares Issued	4,613
Variation Margin Receivable—Futures Contracts	4,383
Unrealized Appreciation—Over-the-Counter Forward Currency Contracts	439,522
Total Assets	149,297,236
Liabilities
Payables for Investment Securities Purchased	8,477
Payables for Capital Shares Redeemed	73,563
Payables to Vanguard	4,324
Unrealized Depreciation—Over-the-Counter Forward Currency Contracts	3,512,558
Total Liabilities	3,598,922
Net Assets	145,698,314
At April 30, 2026, net assets consisted of:

Paid-in Capital	159,752,540
Total Distributable Earnings (Loss)	(14,054,226)
Net Assets	145,698,314

Investor Shares—Net Assets
Applicable to 792,401,145 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	6,899,847
Net Asset Value Per Share—Investor Shares	$8.71

Institutional Shares—Net Assets
Applicable to 5,371,165,434 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	138,798,467
Net Asset Value Per Share—Institutional Shares	$25.84

See accompanying Notes, which are an integral part of the Financial Statements.

Total International Bond II Index Fund
Statement of Operations

Six Months Ended April 30, 2026
($000)
Investment Income
Income
Interest[1,2]	1,942,800
Total Income	1,942,800
Expenses
The Vanguard Group—Note C
Investment Advisory Services	6,737
Management and Administrative—Investor Shares	3,389
Management and Administrative—Institutional Shares	35,830
Marketing and Distribution—Investor Shares	161
Marketing and Distribution—Institutional Shares	1,812
Custodian Fees	2,053
Shareholders’ Reports—Investor Shares	31
Shareholders’ Reports—Institutional Shares	188
Trustees’ Fees and Expenses	38
Other Expenses	22
Total Expenses	50,261
Net Investment Income	1,892,539
Realized Net Gain (Loss)
Investment Securities Sold[1]	(75,032)
Futures Contracts	(9,335)
Forward Currency Contracts	6,540,585
Foreign Currencies	(2,284,152)
Realized Net Gain (Loss)	4,172,066
Change in Unrealized Appreciation (Depreciation)
Investment Securities[1]	(1,489,849)
Futures Contracts	(25,879)
Forward Currency Contracts	(5,811,740)
Foreign Currencies	228,246
Change in Unrealized Appreciation (Depreciation)	(7,099,222)
Net Increase (Decrease) in Net Assets Resulting from Operations	(1,034,617)
1	Interest income, realized net gain (loss), and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $48,996, ($202), and ($173), respectively. Purchases and sales are for temporary cash investment purposes.
2	Interest is net of foreign withholding taxes of $4,694.

See accompanying Notes, which are an integral part of the Financial Statements.

Total International Bond II Index Fund
Statement of Changes in Net Assets

	Six Months Ended April 30, 2026	Year Ended October 31, 2025
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	1,892,539	3,231,516
Realized Net Gain (Loss)	4,172,066	(2,337,733)
Change in Unrealized Appreciation (Depreciation)	(7,099,222)	4,591,577
Net Increase (Decrease) in Net Assets Resulting from Operations	(1,034,617)	5,485,360
Distributions
Investor Shares	(183,424)	(296,399)
Institutional Shares	(3,551,792)	(5,414,762)
Total Distributions	(3,735,216)	(5,711,161)
Capital Share Transactions
Investor Shares	398,813	74,645
Institutional Shares	16,071,307	10,293,570
Net Increase (Decrease) from Capital Share Transactions	16,470,120	10,368,215
Total Increase (Decrease)	11,700,287	10,142,414
Net Assets
Beginning of Period	133,998,027	123,855,613
End of Period	145,698,314	133,998,027

See accompanying Notes, which are an integral part of the Financial Statements.

Total International Bond II Index Fund
Financial Highlights
Investor Shares
For a Share Outstanding Throughout Each Period	Six Months Ended April 30, 2026	Year Ended October 31,				February 26, 2021[1] to October 31, 2021
		2025	2024	2023	2022
Net Asset Value, Beginning of Period	$9.01	$9.03	$8.64	$8.64	$9.95	$10.00
Investment Operations
Net Investment Income[2]	.117	.222	.196	.141	.071	.023
Net Realized and Unrealized Gain (Loss) on Investments	(.176)	.159	.610	(.001)	(1.288)	(.051)
Total from Investment Operations	(.059)	.381	.806	.140	(1.217)	(.028)
Distributions
Dividends from Net Investment Income	(.241)	(.401)	(.416)	(.140)	(.093)	(.022)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.241)	(.401)	(.416)	(.140)	(.093)	(.022)
Net Asset Value, End of Period	$8.71	$9.01	$9.03	$8.64	$8.64	$9.95
Total Return[3]	-0.66%	4.34%	9.45%	1.61%	-12.30%	-0.28%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$6,900	$6,736	$6,677	$6,088	$6,048	$1,326
Ratio of Total Expenses to Average Net Assets	0.12%	0.13%	0.13%[4]	0.13%[4]	0.13%[4]	0.13%[5]
Ratio of Net Investment Income to Average Net Assets	2.68%	2.48%	2.19%	1.60%	0.77%	0.34%[5]
Portfolio Turnover Rate	10%	25%	25%	26%	28%[6]	19%[6]
The expense ratio and net investment income ratio for the current period have been annualized.
1	Inception.
2	Calculated based on average shares outstanding.
3	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
4	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.13%.
5	Annualized.
6	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares.

See accompanying Notes, which are an integral part of the Financial Statements.

Total International Bond II Index Fund
Financial Highlights
Institutional Shares
For a Share Outstanding Throughout Each Period	Six Months Ended April 30, 2026	Year Ended October 31,				February17, 2021[1] to October 31, 2021
		2025	2024	2023	2022
Net Asset Value, Beginning of Period	$26.75	$26.81	$25.64	$25.65	$29.53	$30.00
Investment Operations
Net Investment Income[2]	.355	.675	.599	.435	.218	.080
Net Realized and Unrealized Gain (Loss) on Investments	(.544)	.470	1.822	(.013)	(3.810)	(.472)
Total from Investment Operations	(.189)	1.145	2.421	.422	(3.592)	(.392)
Distributions
Dividends from Net Investment Income	(.721)	(1.205)	(1.251)	(.432)	(.288)	(.078)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.721)	(1.205)	(1.251)	(.432)	(.288)	(.078)
Net Asset Value, End of Period	$25.84	$26.75	$26.81	$25.64	$25.65	$29.53
Total Return	-0.71%	4.40%	9.57%	1.63%	-12.24%	-1.31%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$138,798	$127,262	$117,178	$93,738	$83,432	$39,147
Ratio of Total Expenses to Average Net Assets	0.07%	0.07%	0.07%[3]	0.07%[3]	0.07%[3]	0.07%[4]
Ratio of Net Investment Income to Average Net Assets	2.73%	2.55%	2.26%	1.67%	0.80%	0.38%[4]
Portfolio Turnover Rate	10%	25%	25%	26%	28%[5]	19%[5]
The expense ratio and net investment income ratio for the current period have been annualized.
1	Inception.
2	Calculated based on average shares outstanding.
3	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.07%.
4	Annualized.
5	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares.

See accompanying Notes, which are an integral part of the Financial Statements.

Total International Bond II Index Fund
Notes to Financial Statements
Vanguard Total International Bond II Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund has been established by Vanguard as an investment vehicle for Vanguard funds of funds as well as certain similar trusts and accounts ("eligible investors"). The fund is not available to other investors. The fund offers two classes of shares: Investor Shares and Institutional Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors.
A.	The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and other temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, fixed income benchmark curves, foreign exchange rates, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund’s pricing time.
2. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).
3. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates or credit exposure. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
During the six months ended April 30, 2026, the fund’s average investments in long and short futures contracts represented 1% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.
4. Forward Currency Contracts: The fund enters into forward currency contracts to protect the value of securities and related receivables and payables against changes in future foreign exchange rates. The fund enters into centrally cleared non-deliverable forward currency contracts to achieve the same objective specified with respect to the equivalent over-the-counter forward currency contracts; rather than physical delivery of the two currencies at maturity, a net cash settlement is made by one party to the other in accordance with contract terms. Additionally, there is less counterparty risk because a regulated clearinghouse is the counterparty instead of the clearing broker or executing broker. The clearinghouse imposes initial margin requirements to secure the fund’s performance, and requires daily settlement of variation margin representing changes in the market value of each contract. To further mitigate counterparty risk, the fund trades with a diverse group of prequalified executing brokers; monitors the financial strength of its clearing brokers, executing brokers, and clearinghouse; and has entered into agreements with its clearing brokers and executing brokers. Risks associated with these types of forward currency contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts. The fund mitigates its counterparty risk by entering into forward currency contracts only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, rehypothecated or (under master netting agreements) resold. The master netting arrangements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate the forward currency contracts, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the forward currency contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the

Total International Bond II Index Fund
value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on forward currency contracts.
During the six months ended April 30, 2026, the fund’s average investment in forward currency contracts represented 152% of net assets, based on the average of the net amounts of notional exposure.
The following table summarizes the fund’s derivative assets and liabilities by counterparty for derivatives subject to arrangements that provide for offsetting assets and liabilities. Exchange-traded and centrally cleared derivatives are listed separately.
	Assets Reflected in Statement of Assets and Liabilities[1] ($000)	Liabilities Reflected in Statement of Assets and Liabilities[1] ($000)	Net Amount Receivable (Payable) ($000)	Amounts Not Offset in the Statement of Assets and Liabilities		Net Exposure[3] (Not Less Than $0) ($000)
				Collateral Pledged[2] ($000)	Collateral Received[2] ($000)
Derivatives Subject to Offsetting Arrangements, by Counterparty
Bank of America, N.A.	5,808	(9,222)	(3,414)	4,969	—	—
Bank of Montreal	1,663	(74,543)	(72,880)	31,926	—	—
Barclays Bank plc	871	(19,109)	(18,238)	21,402	—	—
BNP Paribas	26,381	(70,033)	(43,652)	42,366	—	—
Canadian Imperial Bank of Commerce	18,817	(120,673)	(101,856)	76,339	—	—
Citibank, N.A.	7,276	(17,541)	(10,265)	8,538	—	—
Commonwealth Bank of Australia	8,370	(239,393)	(231,023)	170,164	—	—
Credit Agricole CIB	8,082	(25,091)	(17,009)	14,245	—	—
Deutsche Bank AG	51,934	(173,405)	(121,471)	56,553	—	—
HSBC Bank plc	37,728	(317,193)	(279,465)	151,859	—	—
JPMorgan Chase Bank, N.A.	20,948	(214,623)	(193,675)	161,321	—	—
Royal Bank of Canada	3,286	(164,740)	(161,454)	124,659	—	—
Societe Generale SA	13,448	(170,034)	(156,586)	129,425	—	—
Standard Chartered Bank	44,905	(82,838)	(37,933)	17,956	—	—
State Street Bank & Trust Co.	25,380	(778,227)	(752,847)	590,338	—	—
The Bank of New York Mellon Corp.	14,790	(144,153)	(129,363)	94,617	—	—
Toronto-Dominion Bank	50,697	(449,944)	(399,247)	269,766	—	—
UBS AG	6,398	(51,798)	(45,400)	31,105	—	—
Wells Fargo Bank N.A.	92,740	(389,998)	(297,258)	196,672	—	—
Exchange-Traded Futures Contracts	4,383	—	4,383	18,431	—	—
Total	443,905	(3,512,558)	(3,068,653)	2,212,651	—	—
1  Absent an event of default or early termination, derivative assets and liabilities are presented gross and not offset in the Statement of Assets and Liabilities.
2  Securities or other assets pledged as collateral are noted in the Schedule of Investments and Statement of Assets and Liabilities, which may include amounts not subject to offsetting. Securities or other assets received as collateral are held in a segregated account and not included in the fund’s security holdings in the Schedule of Investments.
3  Net Exposure represents the net amount receivable from the counterparty in the event of default. Counterparties are not required to exchange collateral if amount is below a specified minimum transfer amount.
5. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute virtually all of its income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for the open federal and state income tax year, and has concluded that no provision for income tax is required in the fund’s financial statements.
6. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
7. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at the higher of the effective federal funds rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund

Total International Bond II Index Fund
Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the six months ended April 30, 2026, the fund did not utilize the credit facilities or the Interfund Lending Program.
8. Other: Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities are amortized and accreted, respectively, to interest income over the lives of the respective securities, except for premiums on certain callable debt securities that are amortized to the earliest call date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.
B.	Vanguard provides investment advisory services to the fund through its wholly owned subsidiary Vanguard Capital Management, LLC.
C.	In accordance with the terms of a Funds' Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At April 30, 2026, the fund had contributed to Vanguard capital in the amount of $3,445,000, representing less than 0.01% of the fund’s net assets and 1.38% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
D.	Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund’s investments and derivatives as of April 30, 2026, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
U.S. Government and Agency Obligations	—	944	—	944
Corporate Bonds	—	29,995,053	—	29,995,053
Sovereign Bonds	—	111,661,413	—	111,661,413
Temporary Cash Investments	2,963,896	—	—	2,963,896
Total	2,963,896	141,657,410	—	144,621,306
Derivative Financial Instruments
Assets
Forward Currency Contracts	—	439,522	—	439,522
Liabilities
Futures Contracts[1]	(24,650)	—	—	(24,650)
Forward Currency Contracts	—	(3,512,558)	—	(3,512,558)
Total	(24,650)	(3,512,558)	—	(3,537,208)
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.

Total International Bond II Index Fund
E.	At April 30, 2026, the fair values of derivatives were reflected in the Statement of Assets and Liabilities as follows:

Statement of Assets and Liabilities	Interest Rate Contracts ($000)	Foreign Exchange Contracts ($000)	Total ($000)
Unrealized Appreciation—Forward Currency Contracts	—	439,522	439,522
Total Assets	—	439,522	439,522

Unrealized Depreciation—Futures Contracts[1]	(24,650)	—	(24,650)
Unrealized Depreciation—Forward Currency Contracts	—	(3,512,558)	(3,512,558)
Total Liabilities	(24,650)	(3,512,558)	(3,537,208)
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
Realized net gain (loss) and the change in unrealized appreciation (depreciation) on derivatives for the six months ended April 30, 2026, were:
Realized Net Gain (Loss) on Derivatives	Interest Rate Contracts ($000)	Foreign Exchange Contracts ($000)	Total ($000)
Futures Contracts	(9,335)	—	(9,335)
Forward Currency Contracts	—	6,540,585	6,540,585
Realized Net Gain (Loss) on Derivatives	(9,335)	6,540,585	6,531,250
Change in Unrealized Appreciation (Depreciation) on Derivatives
Futures Contracts	(25,879)	—	(25,879)
Forward Currency Contracts	—	(5,811,740)	(5,811,740)
Change in Unrealized Appreciation (Depreciation) on Derivatives	(25,879)	(5,811,740)	(5,837,619)
F.	As of April 30, 2026, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	152,178,593
Gross Unrealized Appreciation	5,180,100
Gross Unrealized Depreciation	(15,835,073)
Net Unrealized Appreciation (Depreciation)	(10,654,973)
The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at October 31, 2025, the fund had available capital losses totaling $5,323,756,000 that may be carried forward indefinitely to offset future net capital gains. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending October 31, 2026; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.
G.	During the six months ended April 30, 2026, the fund purchased $25,957,192,000 of investment securities and sold $13,205,176,000 of investment securities, other than temporary cash investments.
H.	Capital share transactions for each class of shares were:

	Six Months Ended April 30, 2026		Year Ended October 31, 2025
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
Investor Shares
Issued	438,165	49,500	197,421	22,081
Issued in Lieu of Cash Distributions	183,424	20,882	296,399	33,236
Redeemed	(222,776)	(25,294)	(419,175)	(47,069)
Net Increase (Decrease)—Investor Shares	398,813	45,088	74,645	8,248
Institutional Shares
Issued	16,565,515	631,986	13,588,305	511,638
Issued in Lieu of Cash Distributions	3,551,792	136,241	5,414,762	204,550
Redeemed	(4,046,000)	(154,871)	(8,709,497)	(328,889)
Net Increase (Decrease)—Institutional Shares	16,071,307	613,356	10,293,570	387,299

Total International Bond II Index Fund
I.	Significant market disruptions, such as those caused by pandemics, natural or environmental disasters, war, acts of terrorism, political or regulatory conditions, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund’s investments and fund performance.
To the extent the fund’s investment portfolio reflects concentration in a particular market, industry, sector, country or asset class, the fund may be adversely affected by the performance of these concentrations and may be subject to increased price volatility and other risks.
Credit risk is the risk that a counterparty to a transaction or an issuer of a financial instrument will fail to pay interest and principal when due, or that perceptions of the issuer’s ability to make such payments will cause the price of an investment to decline. Investment in debt securities will generally increase credit risk.
The use of derivatives may expose the fund to various risks. Derivatives can be highly volatile, and any initial investment is generally small relative to the notional amount so that transactions may be leveraged in terms of market exposure. A relatively small market movement may have a potentially larger impact on derivatives than on standard securities. Leveraged derivatives positions can, therefore, increase volatility. Additional information regarding the fund’s use of derivative(s) and the specific risks associated is described under significant accounting policies.
J.	Operating segments are components of an entity that engage in business activities, have discrete financial information available, and have their operating results regularly reviewed by a chief operating decision maker (“CODM”). The fund is considered a single segment. Vanguard’s chief executive officer, chief investment officer, and chief financial officer, who are also officers of the fund, as well as the fund’s chief financial officer collectively act as the CODM. Vanguard has established various management committees to assist the CODM with overseeing aspects of the fund’s daily operations. Through these committees, the CODM manages the fund’s operations to achieve a single investment objective, as detailed in its prospectus, through the execution of the fund’s investment strategies. When assessing segment performance and making decisions about segment resources, the CODM relies on the fund’s portfolio composition, total returns, expense ratios and changes in net assets which are consistent with the information contained in the fund’s financial statements. Segment assets, liabilities, income, and expenses are also detailed in the accompanying financial statements.
K.	Management has determined that no subsequent events or transactions occurred through the date the financial statements were issued that would require recognition or disclosure in these financial statements.
Q44382 062026

Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9: Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10: Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Not applicable. The Trustees’ Fees and Expenses are included in the financial statements filed under Item 7 of this Form.

Item 11: Statement Regarding Basis for Approval of Investment Advisory Contracts.

Trustees Approve Advisory Arrangement - Total International Bond Index Fund and Total International Bond II Index Fund

A majority of independent trustees of the board of Vanguard Total International Bond Index Fund and Vanguard Total International Bond II Index Fund (Trustees) have approved a restructuring of each fund’s management structure whereby the Vanguard Group, Inc. (Vanguard) will now provide investment advisory services to the fund through its subsidiary, Vanguard Capital Management LLC (VCM). The trustees determined that approving the advisory arrangements was in the best interests of each fund and its shareholders.

The Trustees based their decisions upon an evaluation of VCM’s investment staff, portfolio management process, and performance. This evaluation included information provided by Vanguard’s Oversight and Manager Search team, which is responsible for fund and advisor oversight and product management. The Trustees considered the factors discussed below, among others. However, no single factor determined whether to approve the arrangement. Rather, it was the totality of the circumstances that drove the Trustee’s decisions.

Nature, extent, and quality of services

The Trustees considered the quality of the investment management services to be provided to the funds and took into account the organizational depth and stability of Vanguard and VCM. The Trustees considered that Vanguard has been managing investments for more than four decades. The Fixed Income Group, now within VCM, adheres to the same sound, disciplined investment management process and has considerable experience, stability and depth. The Fixed Income Group emphasizes a disciplined and repeatable approach to risk-taking and security selection, with the objective of delivering tight tracking error and consistent, risk-adjusted alpha.

The Trustees concluded that VCM’s experience, stability, depth, and performance, among other factors, warranted approval of the advisory arrangements.

Investment performance

The Trustees determined that VCM’s Fixed Income Group, in its management of Vanguard funds, including the funds, has a track record of consistent performance and disciplined investment processes. The Trustees concluded the performance was such that the advisory arrangements warranted approval.

Cost

The Trustees concluded that each fund’s expense ratio will remain below the average expense ratio charged by funds in its peer group and that each fund’s advisory expenses will also continue to be below the peer-group average.

The Trustees do not conduct a profitability analysis of Vanguard in providing investment advisory services through VCM because of Vanguard’s unique structure. Unlike most other mutual fund management companies, Vanguard is owned by the funds it oversees.

The benefit of economies of scale

The Trustees concluded that each fund’s arrangement with Vanguard, and services rendered through VCM, ensure that each fund will realize economies of scale as it grows, with the cost to shareholders declining as fund assets increase.

The Trustees will consider whether to renew the advisory arrangements again after a one-year period.

Item 12: Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13: Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14: Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15: Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 16: Controls and Procedures.

(a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) Internal Control Over Financial Reporting. There were no changes in the Registrant’s Internal Control Over Financial Reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17: Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18: Recovery of Erroneously Awarded Compensation

Not applicable.

Item 19: Exhibits.

(a)(1)	Not applicable.
(a)(2)	Certifications filed herewith.
(a)(2)	Certifications filed herewith.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD CHARLOTTE FUNDS

BY:	/s/ SALIM RAMJI*
SALIM RAMJI
CHIEF EXECUTIVE OFFICER

Date: June 23, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD CHARLOTTE FUNDS

BY:	/s/ SALIM RAMJI*
SALIM RAMJI
CHIEF EXECUTIVE OFFICER

Date: June 23, 2026

VANGUARD CHARLOTTE FUNDS

BY:	/s/ CHRISTINE BUCHANAN*
CHRISTINE BUCHANAN
CHIEF FINANCIAL OFFICER

Date: June 23, 2025

* By:	/s/ Natalie Lamarque

Natalie Lamarque, pursuant to a Power of Attorney filed on December 19, 2025 (see File Number 33-49023), and to a Power of Attorney filed on February 27, 2026 (see File Number 333-177613), Incorporated by Reference.